(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(REGISTERED TRADEMARK) VARIABLE INSURANCE PRODUCTS:
OVERSEAS PORTFOLIO
MID CAP PORTFOLIO
GROWTH PORTFOLIO
CONTRAFUND(registered trademark) PORTFOLIO
GROWTH OPPORTUNITIES PORTFOLIO
INDEX 500 PORTFOLIO
GROWTH & INCOME PORTFOLIO
EQUITY-INCOME PORTFOLIO
BALANCED PORTFOLIO
ASSET MANAGER: GROWTH SM PORTFOLIO
ASSET MANAGER SM PORTFOLIO
HIGH INCOME PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO
MONEY MARKET PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT               4                A REVIEW OF WHAT HAPPENED IN
                                                  WORLD MARKETS DURING THE
                                                  PAST 12 MONTHS.

OVERSEAS PORTFOLIO               5                PERFORMANCE AND INVESTMENT SUMMARY
                                 7                FUND TALK: THE MANAGER'S OVERVIEW
                                 8                INVESTMENTS
                                 13               FINANCIAL STATEMENTS


MID CAP PORTFOLIO                16               PERFORMANCE AND INVESTMENT SUMMARY
                                 18               FUND TALK: THE MANAGER'S OVERVIEW
                                 19               INVESTMENTS
                                 24               FINANCIAL STATEMENTS

GROWTH PORTFOLIO                 27               PERFORMANCE AND INVESTMENT SUMMARY
                                 29               FUND TALK: THE MANAGER'S OVERVIEW
                                 30               INVESTMENTS
                                 35               FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO             38               PERFORMANCE AND INVESTMENT SUMMARY
                                 40               FUND TALK: THE MANAGER'S OVERVIEW
                                 41               INVESTMENTS
                                 49               FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO   52               PERFORMANCE AND INVESTMENT SUMMARY
                                 54               FUND TALK: THE MANAGER'S OVERVIEW
                                 55               INVESTMENTS
                                 59               FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO              62               PERFORMANCE AND INVESTMENT SUMMARY
                                 63               FUND TALK: THE MANAGER'S OVERVIEW
                                 64               INVESTMENTS
                                 72               FINANCIAL STATEMENTS
                                 74               PROXY VOTING RESULTS

GROWTH & INCOME PORTFOLIO        75               PERFORMANCE AND INVESTMENT SUMMARY
                                 77               FUND TALK: THE MANAGER'S OVERVIEW
                                 78               INVESTMENTS
                                 81               FINANCIAL STATEMENTS

EQUITY-INCOME PORTFOLIO          84               PERFORMANCE AND INVESTMENT SUMMARY
                                 86               FUND TALK: THE MANAGER'S OVERVIEW
                                 87               INVESTMENTS
                                 95               FINANCIAL STATEMENTS

BALANCED PORTFOLIO               98               PERFORMANCE AND INVESTMENT SUMMARY
                                 100              FUND TALK: THE MANAGER'S OVERVIEW
                                 101              INVESTMENTS
                                 112              FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO  115              PERFORMANCE AND INVESTMENT SUMMARY
                                 117              FUND TALK: THE MANAGER'S OVERVIEW
                                 118              INVESTMENTS
                                 133              FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO          136              PERFORMANCE AND INVESTMENT SUMMARY
                                 138              FUND TALK: THE MANAGER'S OVERVIEW
                                 139              INVESTMENTS
                                 155              FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO            158              PERFORMANCE AND INVESTMENT SUMMARY
                                 160              FUND TALK: THE MANAGER'S OVERVIEW
                                 161              INVESTMENTS
                                 171              FINANCIAL STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO  174              PERFORMANCE AND INVESTMENT SUMMARY
                                 175              FUND TALK: THE MANAGER'S OVERVIEW
                                 176              INVESTMENTS
                                 182              FINANCIAL STATEMENTS

MONEY MARKET PORTFOLIO           184              PERFORMANCE
                                 185              FUND TALK: THE MANAGER'S OVERVIEW
                                 186              INVESTMENTS
                                 190              FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS    192              NOTES TO THE FINANCIAL
                                                  STATEMENTS

REPORT OF INDEPENDENT            198              THE AUDITORS' OPINION
ACCOUNTANTS

INDEPENDENT AUDITORS' REPORT     200              THE AUDITORS' OPINION

DISTRIBUTIONS                    202

Each Portfolio, except Money Market, Investment Grade Bond, and Index 500, has two classes of shares. Throughout this report and the financial statements, one class is referred to as the "Initial Class" and the other class is referred to as the "Service Class." The Service Class shares include an asset based distribution fee (12b-1 fee), and the initial offering of "Service Class" shares took place November 3, 1997, at which time the 12b-1 fee was imposed. Please note, there are two Performance and Investment Summary pages for each Portfolio that offers "Initial Class" shares and the "Service Class" shares, and the performance may be different.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF EACH FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS: OVERSEAS PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: OVERSEAS -    42.55%       17.37%        11.43%
"INITIAL CLASS"

MSCI EAFE                   27.22%       12.98%        7.08%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1999, the index included over 1,000 equity securities of companies domiciled in 21 countries.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

$10,000 OVER 10 YEARS
             VIP Overseas                MS EAFE (Net MA tax)
             00154                       MS001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9865.82                     9627.92
  1990/02/28       9635.55                     8955.94
  1990/03/31       9999.75                     8022.94
  1990/04/30      10055.17                     7959.28
  1990/05/31      10712.32                     8867.44
  1990/06/30      10949.85                     8789.34
  1990/07/31      11504.07                     8913.14
  1990/08/31      10332.29                     8047.60
  1990/09/30       9350.52                     6926.05
  1990/10/31      10221.44                     8005.26
  1990/11/30       9904.74                     7533.04
  1990/12/31       9833.49                     7655.08
  1991/01/31       9928.49                     7902.68
  1991/02/28      10262.98                     8749.84
  1991/03/31       9962.80                     8224.56
  1991/04/30      10181.85                     8305.33
  1991/05/31      10206.19                     8391.99
  1991/06/30       9646.39                     7775.34
  1991/07/31      10125.06                     8157.36
  1991/08/31      10157.51                     7991.70
  1991/09/30      10571.28                     8442.10
  1991/10/31      10644.30                     8561.78
  1991/11/30      10262.98                     8162.07
  1991/12/31      10619.96                     8583.59
  1992/01/31      10749.77                     8400.25
  1992/02/29      10525.75                     8099.58
  1992/03/31      10311.95                     7564.88
  1992/04/30      10953.36                     7600.84
  1992/05/31      11430.31                     8109.61
  1992/06/30      11216.51                     7724.95
  1992/07/31      10501.08                     7527.24
  1992/08/31      10410.63                     7999.36
  1992/09/30       9991.24                     7841.39
  1992/10/31       9308.71                     7430.08
  1992/11/30       9259.37                     7499.99
  1992/12/31       9481.40                     7538.79
  1993/01/31       9752.77                     7537.86
  1993/02/28       9943.80                     7765.55
  1993/03/31      10633.64                     8442.44
  1993/04/30      11340.30                     9243.65
  1993/05/31      11584.27                     9438.88
  1993/06/30      11298.24                     9291.61
  1993/07/31      11744.11                     9616.86
  1993/08/31      12375.07                    10136.01
  1993/09/30      12307.76                     9907.86
  1993/10/31      12753.64                    10213.19
  1993/11/30      12215.22                     9320.45
  1993/12/31      13022.84                     9993.46
  1994/01/31      13872.52                    10838.36
  1994/02/28      13627.85                    10808.34
  1994/03/31      13289.69                    10342.81
  1994/04/30      13729.30                    10781.64
  1994/05/31      13560.22                    10719.74
  1994/06/30      13416.50                    10871.23
  1994/07/31      13771.57                    10975.78
  1994/08/31      13932.20                    11235.64
  1994/09/30      13568.68                    10881.76
  1994/10/31      13847.66                    11244.13
  1994/11/30      13323.51                    10703.73
  1994/12/31      13247.42                    10770.75
  1995/01/31      12697.91                    10356.99
  1995/02/28      12731.32                    10327.27
  1995/03/31      13123.32                    10971.39
  1995/04/30      13498.27                    11384.01
  1995/05/31      13685.75                    11248.31
  1995/06/30      13813.57                    11051.05
  1995/07/31      14427.13                    11739.04
  1995/08/31      14026.61                    11291.24
  1995/09/30      14231.13                    11511.76
  1995/10/31      13949.92                    11202.32
  1995/11/30      14111.83                    11514.01
  1995/12/31      14537.91                    11977.92
  1996/01/31      14810.60                    12027.09
  1996/02/29      14843.22                    12067.75
  1996/03/31      15070.24                    12324.02
  1996/04/30      15489.34                    12682.32
  1996/05/31      15498.07                    12448.94
  1996/06/30      15611.58                    12519.01
  1996/07/31      15148.82                    12153.11
  1996/08/31      15262.32                    12179.74
  1996/09/30      15707.62                    12503.30
  1996/10/31      15550.46                    12375.36
  1996/11/30      16362.47                    12867.75
  1996/12/31      16449.78                    12702.22
  1997/01/31      16449.78                    12260.18
  1997/02/28      16830.90                    12463.70
  1997/03/31      16983.82                    12511.07
  1997/04/30      17127.19                    12579.88
  1997/05/31      18197.64                    13400.96
  1997/06/30      19153.39                    14142.04
  1997/07/31      19803.31                    14372.84
  1997/08/31      18312.33                    13301.35
  1997/09/30      19659.95                    14048.48
  1997/10/31      18283.65                    12972.23
  1997/11/30      18197.64                    12842.51
  1997/12/31      18350.56                    12956.93
  1998/01/31      18952.68                    13551.91
  1998/02/28      20019.53                    14423.98
  1998/03/31      20927.63                    14870.83
  1998/04/30      21515.83                    14990.99
  1998/05/31      21484.87                    14920.98
  1998/06/30      21278.49                    15036.62
  1998/07/31      21443.60                    15191.80
  1998/08/31      17542.89                    13312.42
  1998/09/30      17522.25                    12907.19
  1998/10/31      19121.74                    14255.60
  1998/11/30      20246.55                    14988.77
  1998/12/31      20700.60                    15582.92
  1999/01/31      20989.55                    15539.76
  1999/02/28      20433.05                    15172.24
  1999/03/31      21261.13                    15808.57
  1999/04/30      22207.50                    16451.66
  1999/05/31      21185.85                    15607.21
  1999/06/30      22368.82                    16218.39
  1999/07/31      23003.32                    16703.32
  1999/08/31      23336.70                    16767.12
  1999/09/30      23648.57                    16938.82
  1999/10/31      24616.45                    17576.06
  1999/11/30      26423.16                    18189.46
  1999/12/31      29509.63                    19824.69
IMATRL PRASUN   SHR__CHT 19991231 20000114 110247 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $29,510 - a 195.10% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,825 - a 98.25% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                                % OF FUND'S  NET ASSETS

Kyocera Corp. (Japan)            3.1

Furukawa Electric Co. Ltd.       2.9
(Japan)

Total Fina SA Class B (France)   2.4

Nokia AB  (Finland)              2.1

Deutsche Telekom AG  (Germany)   1.8

                                 12.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                                % OF FUND'S  NET ASSETS

UTILITIES                        18.5

FINANCE                          18.1

TECHNOLOGY                       16.3

BASIC INDUSTRIES                 6.5

ENERGY                           5.6

TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1999

(EXCLUDING CASH EQUIVALENTS)    % OF FUND'S  NET ASSETS

Japan                            30.1

United Kingdom                   14.8

France                           10.4

Germany                          7.5

Netherlands                      5.7

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: OVERSEAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: OVERSEAS -    42.44%       17.33%        11.41%
SERVICE CLASS

MSCI EAFE                   27.22%       12.98%        7.08%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 1999, the index included over 1,000 equity securities of companies domiciled in 21 countries.

UNDERSTANDING PERFORMANCE

Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

$10,000 OVER 10 YEARS
             VIP Overseas - SC           MS EAFE (Net MA tax)
             00495                       MS001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9865.82                     9627.92
  1990/02/28       9635.55                     8955.94
  1990/03/31       9999.75                     8022.94
  1990/04/30      10055.17                     7959.28
  1990/05/31      10712.32                     8867.44
  1990/06/30      10949.85                     8789.34
  1990/07/31      11504.07                     8913.14
  1990/08/31      10332.29                     8047.60
  1990/09/30       9350.52                     6926.05
  1990/10/31      10221.44                     8005.26
  1990/11/30       9904.74                     7533.04
  1990/12/31       9833.49                     7655.08
  1991/01/31       9928.49                     7902.68
  1991/02/28      10262.98                     8749.84
  1991/03/31       9962.80                     8224.56
  1991/04/30      10181.85                     8305.33
  1991/05/31      10206.19                     8391.99
  1991/06/30       9646.39                     7775.34
  1991/07/31      10125.06                     8157.36
  1991/08/31      10157.51                     7991.70
  1991/09/30      10571.28                     8442.10
  1991/10/31      10644.30                     8561.78
  1991/11/30      10262.98                     8162.07
  1991/12/31      10619.96                     8583.59
  1992/01/31      10749.77                     8400.25
  1992/02/29      10525.75                     8099.58
  1992/03/31      10311.95                     7564.88
  1992/04/30      10953.36                     7600.84
  1992/05/31      11430.31                     8109.61
  1992/06/30      11216.51                     7724.95
  1992/07/31      10501.08                     7527.24
  1992/08/31      10410.63                     7999.36
  1992/09/30       9991.24                     7841.39
  1992/10/31       9308.71                     7430.08
  1992/11/30       9259.37                     7499.99
  1992/12/31       9481.40                     7538.79
  1993/01/31       9752.77                     7537.86
  1993/02/28       9943.80                     7765.55
  1993/03/31      10633.64                     8442.44
  1993/04/30      11340.30                     9243.65
  1993/05/31      11584.27                     9438.88
  1993/06/30      11298.24                     9291.61
  1993/07/31      11744.11                     9616.86
  1993/08/31      12375.07                    10136.01
  1993/09/30      12307.76                     9907.86
  1993/10/31      12753.64                    10213.19
  1993/11/30      12215.22                     9320.45
  1993/12/31      13022.84                     9993.46
  1994/01/31      13872.52                    10838.36
  1994/02/28      13627.85                    10808.34
  1994/03/31      13289.69                    10342.81
  1994/04/30      13729.30                    10781.64
  1994/05/31      13560.22                    10719.74
  1994/06/30      13416.50                    10871.23
  1994/07/31      13771.57                    10975.78
  1994/08/31      13932.20                    11235.64
  1994/09/30      13568.68                    10881.76
  1994/10/31      13847.66                    11244.13
  1994/11/30      13323.51                    10703.73
  1994/12/31      13247.42                    10770.75
  1995/01/31      12697.91                    10356.99
  1995/02/28      12731.32                    10327.27
  1995/03/31      13123.32                    10971.39
  1995/04/30      13498.27                    11384.01
  1995/05/31      13685.75                    11248.31
  1995/06/30      13813.57                    11051.05
  1995/07/31      14427.13                    11739.04
  1995/08/31      14026.61                    11291.24
  1995/09/30      14231.13                    11511.76
  1995/10/31      13949.92                    11202.32
  1995/11/30      14111.83                    11514.01
  1995/12/31      14537.91                    11977.92
  1996/01/31      14810.60                    12027.09
  1996/02/29      14843.22                    12067.75
  1996/03/31      15070.24                    12324.02
  1996/04/30      15489.34                    12682.32
  1996/05/31      15498.07                    12448.94
  1996/06/30      15611.58                    12519.01
  1996/07/31      15148.82                    12153.11
  1996/08/31      15262.32                    12179.74
  1996/09/30      15707.62                    12503.30
  1996/10/31      15550.46                    12375.36
  1996/11/30      16362.47                    12867.75
  1996/12/31      16449.78                    12702.22
  1997/01/31      16449.78                    12260.18
  1997/02/28      16830.90                    12463.70
  1997/03/31      16983.82                    12511.07
  1997/04/30      17127.19                    12579.88
  1997/05/31      18197.64                    13400.96
  1997/06/30      19153.39                    14142.04
  1997/07/31      19803.31                    14372.84
  1997/08/31      18312.33                    13301.35
  1997/09/30      19659.95                    14048.48
  1997/10/31      18283.65                    12972.23
  1997/11/30      18197.64                    12842.51
  1997/12/31      18350.56                    12956.93
  1998/01/31      18952.68                    13551.91
  1998/02/28      20019.53                    14423.98
  1998/03/31      20927.63                    14870.83
  1998/04/30      21505.51                    14990.99
  1998/05/31      21474.56                    14920.98
  1998/06/30      21268.17                    15036.62
  1998/07/31      21433.28                    15191.80
  1998/08/31      17532.57                    13312.42
  1998/09/30      17511.93                    12907.19
  1998/10/31      19111.43                    14255.60
  1998/11/30      20225.91                    14988.77
  1998/12/31      20679.97                    15582.92
  1999/01/31      20968.91                    15539.76
  1999/02/28      20401.65                    15172.24
  1999/03/31      21240.52                    15808.57
  1999/04/30      22176.17                    16451.66
  1999/05/31      21165.23                    15607.21
  1999/06/30      22337.49                    16218.39
  1999/07/31      22972.02                    16703.32
  1999/08/31      23305.42                    16767.12
  1999/09/30      23606.55                    16938.82
  1999/10/31      24574.47                    17576.06
  1999/11/30      26381.26                    18189.46
  1999/12/31      29457.10                    19824.69
IMATRL PRASUN   SHR__CHT 19991231 20000202 092634 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Overseas Portfolio - Service Class on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $29,457 - a 194.57% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $19,825 - a 98.25% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                                % OF FUND'S  NET ASSETS

Kyocera Corp. (Japan)            3.1

Furukawa Electric Co. Ltd.       2.9
(Japan)

Total Fina SA Class B (France)   2.4

Nokia AB  (Finland)              2.1

Deutsche Telekom AG  (Germany)   1.8

                                 12.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                                % OF FUND'S  NET ASSETS

UTILITIES                        18.5

FINANCE                          18.1

TECHNOLOGY                       16.3

BASIC INDUSTRIES                 6.5

ENERGY                           5.6

TOP FIVE COUNTRIES AS OF
DECEMBER 31, 1999

(EXCLUDING CASH EQUIVALENTS)    % OF FUND'S  NET ASSETS

Japan                            30.1

United Kingdom                   14.8

France                           10.4

Germany                          7.5

Netherlands                      5.7

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: OVERSEAS PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Richard Mace)

An interview with
Richard Mace,
Portfolio Manager of Overseas Portfolio

Q. HOW DID THE FUND PERFORM, RICK?

A. For the 12 months that ended December 31, 1999, the fund easily outpaced the 27.22% return of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A. Most of the fund's outperformance can be traced to a relatively strong commitment to the high-performing Japanese market, as well as from good individual stock picking within that market. The fund also benefited from the solid performance of several of its energy-related positions.

Q. WHAT TRIGGERED THE JAPANESE MARKET'S REBOUND AND HOW DID THE FUND TAKE ADVANTAGE?

A. The Japanese market became somewhat more "Americanized" over the past year. The government has allowed some barriers to come down to create more of a free-enterprise market system, and Japanese corporations - following in the footsteps of their U.S. counterparts - have begun to implement share buyback programs, cut unprofitable businesses and consider effective restructuring programs. Japanese investors, in fact, can now buy mutual funds. All of this has translated into a more confident market and economy, and the fund took advantage. Several of the fund's Japanese telephone utilities positions fared well, particularly DDI Corp., which was among the fund's top holdings through the second half of the period. Japanese non-bank financial positions also performed well, including brokerage-related holdings such as Daiwa Securities and Nikko Securities.

Q. CAN YOU ELABORATE ON THE ENERGY POSITIONS YOU MENTIONED?

A. Sure. The fund's best performers in this group were the two large French exploration firms, Elf Aquitaine and Total. Both stocks suited my philosophy that it's better to look for energy stocks with good long-term characteristics than focus on trying to guess the direction of oil prices. In particular, I was attracted to Elf's growing oil reserve base, which should kick into production growth in 2001. Total intrigued me because of its rapid 10% production growth rate. I looked at both stocks as a package: One had current production growth, while the other looked promising long-term. In addition, both companies engaged in a spirited takeover battle during the period, with each making takeover bids for the other. Eventually, the issue was resolved and a merger was approved. Overall, I think the merger - which makes Total the fourth-largest oil company in the world - should be beneficial to both companies. Elf Aquitaine is no longer a publicly traded stock.

Q. THE FUND ALSO RECEIVED GOOD RESULTS FROM SEVERAL OF ITS
TELECOMMUNICATIONS-RELATED STOCKS, MOST NOTABLY FINLAND'S NOKIA,
SWEDEN'S ERICSSON AND THE U.K.'S VODAFONE AIRTOUCH . . .

A. These companies were beneficiaries of the worldwide wireless communications boom. Nokia and Ericsson - both longstanding positions in the fund - showed strong management execution during the period and generated good financial returns in the process. Vodafone AirTouch, meanwhile, benefited from its strong presence in the burgeoning U.K. market as well as from its announcement that it would merge its mobile communications business with U.S.-based Bell Atlantic. The Vodafone-Bell Atlantic partnership is but another example of the cross-border alliances that have fueled telecom business around the globe.

Q. WHICH STOCKS WOULD YOU CLASSIFY AS DISAPPOINTING?

A. Rentokil - which provides a variety of industrial-related services for corporations - detracted significantly from performance due to a strong British pound. A slump in sales growth, particularly in Asia, also hurt. European consumer-related stocks - such as Swiss foods company Nestle and Anglo-Dutch household products company Unilever - suffered from sluggish global demand. The fund's Italian positions also proved to be a weak link. Telecom Italia Mobile struggled, as did bank stocks Banca di Roma and San Paolo-IMI, and insurer Generali SPA.

Q. WHAT'S YOUR OUTLOOK?

A. I expect to see more of the same in terms of increased consolidation and cross-border mergers. The euro - the uniform currency in Europe - has made it much easier to complete such transactions. As big companies have become bigger, many smaller firms have jumped into the fray just to keep pace. We may also see continued restructuring efforts in Europe and Japan. As a result, there should be greater differentiation of stocks away from the influences of their local markets and more towards the earnings and underlying fundamentals of the company itself.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: seeks long-term growth of capital
primarily by investments in foreign securities

START DATE: January 28, 1987

SIZE: as of December 31, 1999, more than $2.8 billion

MANAGER: Richard Mace, since 1996; joined
Fidelity in 1987
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: OVERSEAS PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 91.4%

                                 SHARES                       VALUE (NOTE 1)

AUSTRALIA - 1.6%

AMP Ltd.                          222,400                     $ 2,459,146

Australia & New Zealand           1,189,642                    8,660,852
Banking  Group Ltd.

Cable & Wireless Optus Ltd.       1,974,000                    6,601,313
(a)

National Australia Bank Ltd.      586,000                      8,970,547

News Corp. Ltd.                   794,681                      7,721,939

News Corp. Ltd. sponsored:

ADR                               36,400                       1,392,300

ADR (preferred ltd. vtg.)         124,400                      4,159,625

Rio Tinto Ltd.                    40,000                       859,908

The Broken Hill Proprietary       291,393                      3,829,095
Co. Ltd.

Westpac Banking Corp.             105,800                      730,348

                                                               45,385,073

BELGIUM - 0.3%

Electrabel SA                     12,900                       4,219,122

Fortis B                          128,700                      4,639,308

                                                               8,858,430

BRAZIL - 0.0%

Brahma Cervejaria (Compagnie)     80,400                       1,125,600
sponsored ADR

BRITISH VIRGIN ISLANDS - 0.0%

El Sitio, Inc.                    19,900                       731,325

CANADA - 0.9%

Barrick Gold Corp.                43,500                       774,262

BCE, Inc.                         118,000                      10,697,242

Celestica, Inc. (sub. vtg.)       147,300                      8,226,889
(a)

Cinar Films, Inc. Class B         136,500                      3,344,250
(sub. vtg.) (a)

Inco Ltd.                         123,500                      2,868,321

                                                               25,910,964

DENMARK - 0.2%

Carlsberg AS Class B              58,800                       2,226,008

Novo-Nordisk AS Class B           13,200                       1,749,006

Unidanmark AS Class A             37,000                       2,601,336

                                                               6,576,350

FINLAND - 3.1%

Asko OY Class A                   32,100                       568,548

Helsinki Telephone Corp.          66,950                       5,571,923
Class E

Metsa-Serla Oyj Class B Free      164,200                      1,908,553
Shares

Metso Oyj (a)                     137,600                      1,786,311

Nokia AB                          324,100                      61,578,999

Sampo Insurance Co. Ltd.          97,800                       3,415,210

Sonera Group PLC (c)              74,500                       5,101,918

UPM-Kymmene Corp.                 248,400                      9,999,094

                                                               89,930,556

FRANCE - 10.4%

Alcatel Alsthom Compagnie         38,750                       8,718,750
Generale d'Electricite SA
(RFD)



                                 SHARES                       VALUE (NOTE 1)



Aventis SA                        148,172                     $ 8,427,282

Aventis SA (Germany)              53,778                       3,138,389

AXA SA de CV                      136,726                      19,043,039

Banque Nationale de Paris         198,440                      18,292,529

Canal Plus SA                     36,000                       5,235,033

Cap Gemini SA                     34,800                       8,825,287

Carrefour SA                      65,200                       12,013,927

Castorama Dubois                  4,906                        1,491,020
Investissements SA

Club Mediterranee SA (a)          16,700                       1,929,334

Coflexip SA sponsored ADR         83,400                       3,169,200

Compagnie de St. Gobain           23,000                       4,321,368

France Telecom SA                 246,600                      32,584,184

Groupe Danone                     18,300                       4,309,392

L'Oreal SA                        5,000                        4,007,789

Lafarge SA                        29,595                       3,442,907

Michelin SA (Compagnie            66,519                       2,610,714
Generale des Etablissements)
Class B (a)

Rhodia SA                         361,700                      8,168,088

Sanofi-Synthelabo SA (a)          193,168                      8,036,273

Schneider SA                      33,800                       2,651,440

Societe Generale, France          53,000                       12,320,743
Class A

Suez Lyonnaise des Eaux           72,000                       11,527,941

Television Francaise 1 SA         34,900                       18,263,240

Total Fina SA Class B             503,244                      69,699,292

Union Assurances Federales SA     22,763                       2,671,020

Vivendi SA (a)                    282,800                      25,514,012

                                                               300,412,193

GERMANY - 7.1%

Allianz AG (Reg.)                 65,800                       22,116,755

BASF AG                           191,000                      9,841,298

Bayer AG                          206,600                      9,792,651

Deutsche Bank AG                  105,900                      8,924,378

Deutsche Telekom AG               725,400                      51,830,447

Kali Und Salz Beteiligungs AG     494,400                      6,965,552

Mannesmann AG (Reg.)              195,300                      47,562,718

Munich Reinsurance AG (Reg.)      58,192                       14,903,907

Primacom AG                       37,300                       2,402,359

RWE AG                            101,200                      3,951,494

Siemens AG                        123,600                      15,796,877

Veba AG                           159,700                      7,786,598

Viag AG                           192,500                      3,525,747

                                                               205,400,781

HONG KONG - 0.6%

Cheung Kong Holdings Ltd.         276,000                      3,508,625

China Telecom (Hong Kong)         1,230,000                    7,906,595
Ltd. (a)

Dah Sing Financial Holdings       534,000                      2,131,050
Ltd.

Wing Hang Bank Ltd.               808,000                      2,766,838

                                                               16,313,108

IRELAND - 0.3%

Bank of Ireland, Inc.             1,151,438                    9,154,122

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

ITALY - 2.8%

Assicurazioni Generali Spa        283,800                     $ 9,407,734

Banca di Roma                     1,486,150                    1,909,865

Banca Intesa Spa                  1,415,846                    5,739,242

Eni Spa sponsored ADR             3,030,700                    16,600,850

Olivetti & Co. Spa                1,883,500                    5,472,194

San Paolo-IMI Spa                 479,100                      6,486,742

Telecom Italia Mobile Spa         1,313,900                    14,625,333

Telecom Italia Spa                1,130,524                    15,827,335

Unicredito Italiano Spa           1,065,800                    5,238,421

                                                               81,307,716

JAPAN - 29.5%

Aiful Corp. (c)                   32,200                       3,938,356

Aiwa Co. Ltd.                     42,300                       877,456

Asahi Bank Ltd.                   671,000                      4,136,301

Asahi Chemical Industry Co.       328,000                      1,684,932
Ltd.

Canon, Inc.                       155,000                      6,287,188

CSK Corp.                         175,300                      28,473,386

Dai Nippon Printing Co. Ltd.      143,000                      2,280,724

Dai-Ichi Kangyo Bank Ltd.         890,000                      8,316,536

Daiwa Securities Co. Ltd.         1,959,000                    30,650,108

DDI Corp.                         1,965                        26,917,809

FamilyMart Co. Ltd.               16,800                       1,117,808

Fuji Bank Ltd.                    902,000                      8,764,051

Fuji Photo Film Co. Ltd.          188,000                      6,861,448

Fujisawa Pharmaceutical Co.       182,000                      4,416,438
Ltd.

Fujitsu Ltd.                      463,000                      21,111,351

Furukawa Electric Co. Ltd.        5,513,000                    83,612,037

Hirose Electric Co. Ltd.          11,500                       2,577,935

Hitachi Chemical Co. Ltd.         104,000                      1,934,481

Hitachi Information Systems       19,000                       1,106,164

Hitachi Ltd.                      2,082,000                    33,702,376

Honda Motor Co. Ltd.              149,000                      5,699,250

Hoya Corp.                        65,000                       5,119,863

Ito-Yokado Co. Ltd.               301,000                      32,691,781

Kaneka Corp.                      125,000                      1,598,581

Kansai Electric Power Co.,        387,000                      6,744,100
Inc.

Kao Corp.                         124,000                      3,536,791

Koa Denko Co. Ltd.                109,000                      3,146,282

Kyocera Corp.                     349,900                      90,727,492

Matsushita Electric               534,000                      14,898,600
Industrial Co. Ltd.

Minolta Co. Ltd.                  394,000                      1,534,364

Mitsubishi Electric Corp.         1,607,000                    10,377,887

Mitsubishi Estate Co. Ltd.        646,000                      6,301,977

Mitsubishi Trust & Banking        427,000                      3,760,274
Corp.

Mitsui Fudosan Co. Ltd.           288,000                      1,950,059

Mitsumi Electric Co. Ltd.         35,000                       1,095,890

NEC Corp.                         465,000                      11,079,012

Nichicon Corp.                    625,000                      19,324,854

Nikko Securities Co. Ltd.         1,792,000                    22,671,781

Nintendo Co. Ltd.                 23,600                       3,921,018

Nippon Computer Systems Corp.     77,000                       1,597,260



                                 SHARES                       VALUE (NOTE 1)

Nippon Steel Corp.                692,000                     $ 1,618,278

Nippon Telegraph & Telephone      2,289                        39,195,206
Corp.

Nippon Zeon Co. Ltd.              446,000                      2,823,503

Nomura Securities Co. Ltd.        916,000                      16,536,400

NTT Data Corp.                    106                          2,437,378

NTT Mobile Communication          412                          15,843,053
Network, Inc.

Omron Corp.                       1,415,000                    32,605,920

ORIX Corp.                        52,900                       11,915,441

Ricoh Co. Ltd.                    304,000                      5,729,002

Rohm Co. Ltd.                     13,000                       5,342,466

Sakura Bank Ltd.                  1,052,000                    6,093,777

Secom Co. Ltd.                    42,000                       4,623,288

Sega Enterprises                  148,700                      4,728,718

Sharp Corp.                       370,000                      9,467,221

Shin-Etsu Chemical Co. Ltd.       141,000                      6,070,450

Softbank Corp.                    43,900                       42,009,981

Sony Corp.                        107,900                      30,724,526

Takeda Chemical Industries        455,000                      22,482,877
Ltd.

Tokai Bank Ltd.                   286,000                      1,802,192

Tokyo Electric Power Co.          807,000                      21,635,813

Tokyo Tomin Bank Ltd. (a)         25,200                       966,575

Toyota Motor Corp.                263,000                      12,738,259

Trans Cosmos, Inc.                26,900                       11,475,930

Yamaha Motor Co. Ltd.             210,000                      1,454,795

Yamanouchi Pharmaceutical Co.     141,000                      4,925,343
Ltd.

Yokogawa Electric Corp.           648,000                      4,571,507

Yoshitomi Pharmaceutical          240,000                      3,052,838
Industries Ltd.

                                                               849,414,738

KOREA (SOUTH) - 0.5%

Daelim Industrial Co.             107,400                      1,234,319

Samsung Electronics Co. Ltd.      58,000                       13,586,961

                                                               14,821,280

LUXEMBOURG - 0.0%

Stolt Comex Seaway SA (a)         45,600                       504,450

MEXICO - 1.4%

Banacci SA de CV Series O (a)     1,236,000                    4,957,045

Cifra SA de CV Series V (a)       2,458,000                    4,934,159

Grupo Financiero Bancomer SA      10,589,000                   4,403,236
de  CV Series A

Grupo Televisa SA de CV           109,100                      7,446,075
sponsored ADR (a)

Telefonos de Mexico SA de CV      96,500                       10,856,250
Series L sponsored ADR

TV Azteca SA de CV sponsored      900,700                      8,106,300
ADR

                                                               40,703,065

NETHERLANDS - 5.7%

ABN AMRO Holding NV               323,000                      8,061,266

Aegon NV                          89,300                       8,618,251

Akzo Nobel NV                     238,900                      11,972,767

Equant NV (Reg.) (a)              195,700                      21,918,400

Fortis Amev NV                    388,400                      13,973,472

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NETHERLANDS - CONTINUED

Heineken NV                       94,600                      $ 4,609,618

ING Groep NV                      376,362                      22,702,389

Koninklijke Ahold NV              227,731                      6,735,515

Koninklijke KPN NV                196,500                      19,161,759

Koninklijke Philips               159,396                      21,655,102
Electronics NV

Nutreco Holding NV                123,833                      3,819,583

Samas Groep NV                    73,600                       918,435

TNT Post Group NV                 81,500                       2,333,399

Vendex KBB NV                     302,200                      8,028,741

Vnu NV                            106,700                      5,602,960

Volker Wessels Stevin NV          58,600                       958,297

Wolters Kluwer NV                 75,800                       2,563,053

                                                               163,633,007

NEW ZEALAND - 0.1%

Fletcher Challenge Ltd. -         870,200                      1,285,141
Building Division

Lion Nathan Ltd.                  495,600                      1,154,978

                                                               2,440,119

NORWAY - 0.5%

Bergesen d.y. ASA:

(A Shares)                        447,800                      8,140,602

(B Shares)                        213,200                      3,636,866

DNB Holding ASA                   854,800                      3,501,708

Frontline Ltd. (a)                37,800                       202,386

                                                               15,481,562

PORTUGAL - 0.1%

Electricidade de Portugal SA      149,600                      2,609,031

SINGAPORE - 0.2%

Overseas Union Bank Ltd.          455,296                      2,665,347

United Overseas Bank Ltd.         329,472                      2,907,979

                                                               5,573,326

SOUTH AFRICA - 0.1%

Anglogold Ltd.                    17,000                       875,510

Gold Fields Ltd.                  258,800                      1,252,428

                                                               2,127,938

SPAIN - 2.5%



Altadis SA (France)               148,827                      2,114,781

Altadis SA                        96,900                       1,384,717

Argentaria Caja Postal y          118,600                      2,784,508
Banco Hipotecario de Espana
SA

Banco Bilbao Vizcaya SA (Reg.)    255,100                      3,630,019

Banco Santander Central           1,297,668                    14,678,408
Hispano SA

Endesa SA                         271,900                      5,393,180

Iberdrola SA                      389,200                      5,389,399

Telefonica SA (a)                 1,452,400                    36,248,244

                                                               71,623,256



                                 SHARES                       VALUE (NOTE 1)

SWEDEN - 2.3%

ABB Ltd. (a)                      37,263                      $ 4,577,699

Atlas Copco AB Series B           39,200                       1,123,808

Electrolux AB                     236,400                      5,993,105

Nordbanken Holding AB             532,200                      3,152,358

Sandvik AB Series B               26,200                       841,126

Skandinaviska Enskilda Banken     178,400                      1,817,540
Class A

Svenska Handelsbanken AB (A       236,800                      3,001,623
Shares)

Swedish Match Co.                 1,130,700                    3,978,272

Telefonaktiebolaget LM            594,000                      39,018,375
Ericsson  (B Shares)

Volvo AB Class B                  98,000                       2,554,109

                                                               66,058,015

SWITZERLAND - 4.3%

ABB Ltd. (Reg.) (a)               60,751                       7,429,361

Ares Serono SA Class B            2,026                        4,325,526
(Bearer)

Credit Suisse Group (Reg.)        78,054                       15,512,773

Julius Baer Holding AG            1,392                        4,204,408

Nestle SA (Reg.)                  12,400                       22,713,218

Novartis AG (Reg.)                15,400                       22,609,231

Roche Holding AG                  1,590                        18,870,330
participation certificates

Swiss Reinsurance Co. (Reg.)      2,600                        5,340,408

Swisscom AG                       11,500                       4,650,549

The Swatch Group AG (Reg.)        18,000                       4,193,407

UBS AG                            48,634                       13,131,943

                                                               122,981,154

TAIWAN - 1.4%

Hon Hai Precision Industries      1,420,000                    10,587,223
Co. Ltd. (a)

Ritek Corp.                       919,000                      5,563,486

Taiwan Semiconductor              3,185,450                    16,949,822
Manufacturing Co. Ltd. (a)

United Microelectronics Corp.     1,740,000                    6,209,336

                                                               39,309,867

UNITED KINGDOM - 14.8%

Allied Domecq PLC                 323,200                      1,598,706

Allied Zurich PLC                 1,207,300                    14,236,925

Amvescap PLC                      626,100                      7,287,053

AstraZeneca Group PLC             167,500                      6,993,124

Bass PLC                          23,916                       297,877

BG Group PLC                      371,111                      2,399,604

Blue Circle Industries PLC        380,700                      2,213,907

Booker PLC                        1,241,700                    2,348,433

Boots Co. PLC                     230,700                      2,245,018

BP Amoco PLC                      3,206,386                    31,696,456

British Aerospace PLC             1,253,912                    8,310,490

British American Tobacco PLC      537,100                      3,053,971

British Telecommunications PLC    1,431,500                    34,069,706

BTP PLC                           144,800                      770,673

Cable & Wireless PLC              305,000                      5,171,911

Cadbury Schweppes PLC             669,600                      4,048,207

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Caradon PLC                       4,721,645                   $ 11,830,436

Centrica PLC                      753,300                      2,137,080

CGU PLC                           392,400                      6,327,288

Courtaulds Textiles PLC           69,600                       73,130

Diageo PLC                        770,300                      6,201,046

Glaxo Wellcome PLC                716,600                      20,020,013

Granada Group PLC                 139,600                      1,416,038

Hanson PLC                        592,500                      4,970,859

Hays PLC                          156,400                      2,492,811

HSBC Holdings PLC:

(Reg.)                            693,700                      9,902,571

(Hong Kong)                       139,836                      1,996,159

Johnson Matthey PLC               280,200                      3,125,309

Kingfisher PLC                    494,310                      5,489,488

Lloyds TSB Group PLC              1,473,800                    18,451,670

Marconi PLC                       550,100                      9,741,588

Morgan Crucible Co. PLC           293,100                      1,369,271

National Grid Group PLC           563,390                      4,289,491

National Westminster Bank PLC     146,400                      3,147,519

Pearson PLC                       269,800                      8,740,079

Peninsular & Oriental Steam       192,000                      3,206,101
Navigation Co.

Prudential Corp. PLC              454,200                      8,957,414

Rentokil Initial PLC              3,144,500                    11,475,063

Reuters Group PLC                 675,700                      9,278,826

Rio Tinto PLC (Reg.)              197,500                      4,772,918

Royal & Sun Alliance              421,280                      3,210,911
Insurance  Group PLC

Royal Bank of Scotland Group      292,800                      5,196,957
PLC

Safeway PLC                       646,000                      2,213,829

Scottish & Newcastle PLC          318,300                      2,216,346

Scottish & Southern Energy PLC    356,300                      2,846,677

Shell Transport & Trading Co.     3,954,500                    32,459,834
PLC (Reg.)

SmithKline Beecham PLC            1,959,142                    25,248,438

Standard Chartered PLC            531,773                      8,260,862

Tomkins PLC                       279,800                      904,593

Unilever PLC                      1,494,910                    11,328,607

Vodafone AirTouch PLC             8,429,960                    41,728,284

WPP Group PLC                     237,100                      3,759,900

                                                               425,529,467

UNITED STATES OF AMERICA - 0.7%

Baker Hughes, Inc.                69,800                       1,470,163

Halliburton Co.                   65,600                       2,640,400

Newmont Mining Corp.              174,100                      4,265,450

Noble Drilling Corp. (a)          43,600                       1,427,900

OMI Corp. (a)                     443,100                      913,894

Overseas Shipholding Group,       101,000                      1,496,063
Inc.



                                 SHARES                       VALUE (NOTE 1)

Smith International, Inc. (a)     13,300                      $ 660,844

Synthes-Stratec, Inc. (a)(c)      10,800                       4,943,304

Weatherford International,        39,100                       1,561,556
Inc. (a)

                                                               19,379,574

TOTAL COMMON STOCKS                                            2,633,296,067
(Cost $1,634,214,296)

PREFERRED STOCKS - 0.6%



CONVERTIBLE PREFERRED STOCKS
- 0.2%

AUSTRALIA - 0.2%

WBK STRYPES Trust (Westpac        174,300                      5,588,581
Banking Corp.) $3.135

NONCONVERTIBLE PREFERRED
STOCKS - 0.4%

GERMANY - 0.4%

SAP AG                            15,300                       9,222,896

Wella AG                          82,696                       1,814,220

                                                               11,037,116

TOTAL PREFERRED STOCKS                                         16,625,697
(Cost $11,389,870)

INVESTMENT COMPANIES - 0.5%



EMERGING MARKETS - 0.2%

Asia Tigers Fund, Inc.            142,400                      1,450,700

Templeton Dragon Fund, Inc.       439,500                      4,312,594

                                                               5,763,294

HONG KONG - 0.0%

Asia Pacific Fund, Inc.           51,500                       579,375

INDIA - 0.0%

India Fund (a)                    28,800                       482,400

KOREA (SOUTH) - 0.1%

Korea Fund, Inc. (The) (a)        73,300                       1,246,100

MULTI-NATIONAL - 0.2%

European Warrant Fund, Inc.       189,100                      3,510,169

Morgan Stanley Dean Witter        210,000                      2,480,625
Asia-Pacific Fund, Inc.

                                                               5,990,794

TOTAL INVESTMENT COMPANIES                                     14,061,963
(Cost $13,342,629)


GOVERNMENT OBLIGATIONS - 0.4%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT               VALUE  (NOTE 1)

UNITED STATES OF AMERICA - 0.4%

U.S. Treasury Bills, yield at     -        $ 7,000,000                    $ 6,912,710
date of purchase 5.21%
3/30/00 (d)

U.S. Treasury Bond stripped       Aaa       25,350,000                     4,252,970
principal 0% 11/15/27

TOTAL GOVERNMENT OBLIGATIONS                                               11,165,680
(Cost $11,230,254)


CASH EQUIVALENTS - 6.1%

                               SHARES

Central Cash Collateral Fund,   5,203,934                      5,203,934
4.97% (b)

Taxable Central Cash Fund,      171,429,199                    171,429,199
5.12% (b)

TOTAL CASH EQUIVALENTS                                         176,633,133
(Cost $176,633,133)

TOTAL INVESTMENT PORTFOLIO -                                   2,851,782,540
99.0%
(Cost $1,846,810,182)

NET OTHER ASSETS - 1.0%                                        29,440,328

NET ASSETS - 100%                                              $ 2,881,222,868


FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT       UNREALIZED GAIN/(LOSS)

PURCHASED

93 Nikkei 225 Index Contracts  March 2000           $ 8,788,500                  $ 109,387
(Japan)

47 Topix Index Contracts       March 2000            7,873,191                    341,003
(Japan)

                                                    $ 16,661,691                 $ 450,390


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
0.6%
SECURITY TYPE ABBREVIATIONS

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,983,578 or 0.5% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,925,180.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $1,627,002,883 and $1,718,283,178, respectively.

The market value of futures contracts opened and closed during the period amounted to $184,594,576 and $243,472,240, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,009 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $8,863,298. The fund received cash collateral of $5,203,934 which was invested in cash equivalents and U.S. Treasury Obligations valued at $4,100,800.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Net Assets
AEROSPACE & DEFENSE           0.3%

BASIC INDUSTRIES              6.5

CASH EQUIVALENTS              6.1

CONSTRUCTION & REAL ESTATE    1.5

DURABLES                      3.0

ENERGY                        5.6

FINANCE                       18.1

GOVERNMENT OBLIGATIONS        0.4

HEALTH                        5.4

INDUSTRIAL MACHINERY &        5.3
EQUIPMENT

INVESTMENT COMPANIES          0.5

MEDIA & LEISURE               3.4

NONDURABLES                   2.9

PRECIOUS METALS               0.2

RETAIL & WHOLESALE            2.7

SERVICES                      1.6

TECHNOLOGY                    16.3

TRANSPORTATION                0.7

UTILITIES                     18.5

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,856,520,147. Net unrealized appreciation aggregated $995,262,393, of which $1,054,796,671 related to appreciated investment securities and $59,534,278 related to depreciated investment securities.

The fund hereby designates approximately $51,355,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: OVERSEAS PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                              DECEMBER 31, 1999

ASSETS

Investment in securities, at                 $ 2,851,782,540
value (cost $1,846,810,182)
-  See accompanying schedule

Cash                                          764,740

Foreign currency held at                      15,162,014
value  (cost $15,100,848)

Receivable for investments                    26,049,758
sold

Receivable for fund shares                    11,770,243
sold

Dividends receivable                          3,307,672

Interest receivable                           604,609

Receivable for daily                          40,260
variation on futures
contracts

Other receivables                             92,272

 TOTAL ASSETS                                 2,909,574,108

LIABILITIES

Payable for investments        $ 16,237,310
purchased

Payable for fund shares         4,800,920
redeemed

Accrued management fee          1,619,365

Distribution fees payable       10,490

Other payables and  accrued     479,221
expenses

Collateral on securities        5,203,934
loaned,  at value

 TOTAL LIABILITIES                            28,351,240

NET ASSETS                                   $ 2,881,222,868

Net Assets consist of:

Paid in capital                              $ 1,595,314,539

Undistributed net investment                  10,707,600
income

Accumulated undistributed net                 269,697,728
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,005,503,001
(depreciation) on
investments  and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 2,881,222,868

INITIAL CLASS: NET ASSET                      $27.44
VALUE, offering price   and
redemption price per share
($2,736,851,374 (divided by)
  99,741,041 shares)

SERVICE CLASS: NET ASSET                      $27.39
VALUE, offering price   and
redemption price per share
($144,371,494 (divided by)
5,271,746 shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 41,120,788
Dividends

Interest                                        7,340,013

Security lending                                128,632

                                                48,589,433

Less foreign taxes withheld                     (4,697,362)

 TOTAL INCOME                                   43,892,071

EXPENSES

Management fee                   $ 16,245,906

Transfer agent fees               1,480,857

Distribution fees - Service       66,278
Class

Accounting and security           1,017,769
lending fees

Non-interested trustees'          9,891
compensation

Custodian fees and expenses       1,236,441

Registration fees                 5,816

Audit                             45,812

Legal                             17,159

Miscellaneous                     186,421

 Total expenses before            20,312,350
reductions

 Expense reductions               (805,931)     19,506,419

NET INVESTMENT INCOME                           24,385,652

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            271,585,334

 Foreign currency transactions    (948,070)

 Futures contracts                8,443,771     279,081,035

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            564,585,615

 Assets and liabilities in        250,997
foreign currencies

 Futures contracts                3,004,028     567,840,640

NET GAIN (LOSS)                                 846,921,675

NET INCREASE (DECREASE) IN                     $ 871,307,327
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 803,042
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             2,889

                                               $ 805,931

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 24,385,652                  $ 24,821,303
income

 Net realized gain (loss)       279,081,035                   46,470,387

 Change in net unrealized       567,840,640                   174,010,260
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     871,307,327                   245,301,950
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (31,839,750)                  (37,913,851)
From net investment income

 From net realized gain         (51,354,434)                  (111,746,087)

 TOTAL DISTRIBUTIONS            (83,194,184)                  (149,659,938)

Share transactions - net        (16,452,995)                  86,667,359
increase (decrease)

  TOTAL INCREASE (DECREASE)     771,660,148                   182,309,371
IN NET ASSETS

NET ASSETS

 Beginning of period            2,109,562,720                 1,927,253,349

 End of period (including      $ 2,881,222,868               $ 2,109,562,720
undistributed net investment
income of $10,707,600 and
$15,374,087, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   137,488,784                  $ 2,927,082,596    83,667,719                   $ 1,630,270,593
Class  Sold

  Reinvested                 4,250,326                     81,691,268        7,943,861                     149,503,507

  Redeemed                   (145,444,173)                 (3,101,747,139)   (88,486,169)                  (1,726,300,500)

  Net increase (decrease)    (3,705,063)                  $ (92,973,275)     3,125,411                    $ 53,473,600

 Service Class  Sold         18,969,271                   $ 422,534,083      1,950,594                    $ 38,211,430

  Reinvested                 78,277                        1,502,916         8,320                         156,588

  Redeemed                   (15,508,477)                  (347,516,719)     (274,725)                     (5,174,259)

  Net increase (decrease)    3,539,071                    $ 76,520,280       1,684,189                    $ 33,193,759

Distributions From net                                    $ 31,264,560                                    $ 37,874,182
investment income  Initial
Class

  Service Class                                            575,190                                         39,669

  Total                                                   $ 31,839,750                                    $ 37,913,851

 From net realized gain                                   $ 50,426,708                                    $ 111,629,169
Initial Class

  Service Class                                            927,726                                         116,918

  Total                                                   $ 51,354,434                                    $ 111,746,087

                                                          $ 83,194,184                                    $ 149,659,938




FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.06      $ 19.20      $ 18.84      $ 17.06      $ 15.67
period

Income from Investment
Operations

Net investment income             .24 D        .23 D        .30 D        .32 D, E     .17

Net realized and unrealized       7.95         2.13         1.70         1.88         1.34
gain (loss)

Total from investment             8.19         2.36         2.00         2.20         1.51
operations

Less Distributions

From net investment income        (.31)        (.38)        (.33)        (.20)        (.06)

From net realized gain            (.50)        (1.12)       (1.31)       (.22)        (.02)

In excess of net realized gain    -            -            -            -            (.04)

 Total distributions              (.81)        (1.50)       (1.64)       (.42)        (.12)

Net asset value, end of period   $ 27.44      $ 20.06      $ 19.20      $ 18.84      $ 17.06

TOTAL RETURN B, C                 42.55%       12.81%       11.56%       13.15%       9.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,736,851  $ 2,074,843  $ 1,926,322  $ 1,667,601  $ 1,343,134
(000 omitted)

Ratio of expenses to average      .91%         .91%         .92%         .93%         .91%
net assets

Ratio of expenses to average      .87% G       .89% G       .90% G       .92% G       .91%
net assets after expense
reductions

Ratio of net investment           1.10%        1.19%        1.55%        1.84%        1.88%
income to average net assets

Portfolio turnover                78%          84%          67%          92%          50%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999       1998      1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.04    $ 19.20   $ 19.36
period

Income from Investment
Operations

Net investment income D           .22        .15       .01

Net realized and unrealized       7.94       2.19      (.17)
gain (loss)

Total from investment             8.16       2.34      (.16)
operations

Less Distributions

From net investment income        (.31)      (.38)     -

From net realized gain            (.50)      (1.12)    -

Total distributions               (.81)      (1.50)    -

Net asset value, end of period   $ 27.39    $ 20.04   $ 19.20

TOTAL RETURN B, C                 42.44%     12.69%    (0.83)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 144,371  $ 34,720  $ 931
(000 omitted)

Ratio of expenses to average      1.01%      1.01%     1.02% A
net assets

Ratio of expenses to average      .98% G     .97% G    1.01% A, G
net assets after expense
reductions

Ratio of net investment           1.00%      .80%      .31% A
income to average net assets

Portfolio turnover                78%        84%       67%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E INVESTMENT INCOME PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.05 PER
SHARE.

F FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FIDELITY VARIABLE INSURANCE PRODUCTS: MID CAP PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: MID CAP -     49.04%       53.14%
"INITIAL CLASS"

S&P MidCap 400              14.72%       20.81%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
             VIP III Mid Cap             S&P MidCap 400
             00772                       SP004
  1998/12/28      10000.00                    10000.00
  1998/12/31      10310.00                    10546.36
  1999/01/31      10520.00                    10135.79
  1999/02/28       9950.00                     9605.08
  1999/03/31      10440.00                     9873.45
  1999/04/30      11160.00                    10652.27
  1999/05/31      11050.00                    10698.39
  1999/06/30      11780.00                    11271.29
  1999/07/31      11760.00                    11031.77
  1999/08/31      11850.00                    10653.60
  1999/09/30      11630.00                    10324.73
  1999/10/31      12390.00                    10850.88
  1999/11/30      13230.00                    11420.44
  1999/12/31      15366.09                    12099.15
IMATRL PRASUN   SHR__CHT 19991231 20000225 115745 R00000000000016

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Mid Cap Portfolio on December 28, 1998, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $15,366 - a 53.66% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,099 - a 20.99% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

VERITAS Software Corp.          3.4

Nextel Communications, Inc.     2.3
Class A

Kopin Corp.                     1.6

PE Corp. - Biosystems Group     1.4

Exodus Communications, Inc.       1.3

                                 10.0

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      35.5

HEALTH                          13.3

UTILITIES                       9.2

MEDIA & LEISURE                 8.7

ENERGY                          7.9

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks and  Equity Futures
                        93.2%

                        Short-Term  Investments and
                        Net Other Assets 6.8%


Row: 1, Col: 1, Value: 93.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.8

* FOREIGN INVESTMENTS 6.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: MID CAP PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: MID CAP -     48.94%       53.04%
SERVICE CLASS

S&P MidCap 400              14.72%       20.81%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
             VIP III Mid Cap - SC        S&P MidCap 400
             00773                       SP004
  1998/12/28      10000.00                    10000.00
  1998/12/31      10310.00                    10546.36
  1999/01/31      10520.00                    10135.79
  1999/02/28       9950.00                     9605.08
  1999/03/31      10440.00                     9873.45
  1999/04/30      11150.00                    10652.27
  1999/05/31      11040.00                    10698.39
  1999/06/30      11770.00                    11271.29
  1999/07/31      11750.00                    11031.77
  1999/08/31      11840.00                    10653.60
  1999/09/30      11620.00                    10324.73
  1999/10/31      12380.00                    10850.88
  1999/11/30      13220.00                    11420.44
  1999/12/31      15356.09                    12099.15
IMATRL PRASUN   SHR__CHT 19991231 20000209 104849 R00000000000016

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class - on December 28, 1998, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $15,356 - a 53.56% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,099 - a 20.99% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

VERITAS Software Corp.          3.4

Nextel Communications, Inc.     2.3
Class A

Kopin Corp.                     1.6

PE Corp. - Biosystems Group     1.4

Exodus Communications, Inc.       1.3

                                 10.0

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      35.5

HEALTH                          13.3

UTILITIES                       9.2

MEDIA & LEISURE                 8.7

ENERGY                          7.9

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks and  Equity Futures
                        93.2%

                        Short-Term  Investments and
                        Net Other Assets 6.8%


Row: 1, Col: 1, Value: 93.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.8

* FOREIGN INVESTMENTS 6.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: MID CAP PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of David Felman)

An interview with
David Felman,
Portfolio Manager
of Mid Cap Portfolio

Q. HOW DID THE FUND PERFORM, DAVID?

A. The fund had excellent performance, substantially exceeding that of the Standard & Poor's MidCap 400 Index, which had a total return of 14.72% for the 12 months ending December 31, 1999.

Q. WHAT FACTORS AFFECTED PERFORMANCE?

A. Sector and stock selection worked well, with consumer stocks performing well early in the year and technology stocks surging late in the period. Early in 1999, the fund took advantage of the strong consumer economy by emphasizing the media and leisure industry, including radio stations, advertisers and other consumer-related stocks. As consumer spending surged and advertising budgets swelled, these stocks rallied. Later in the period, however, I reduced this sector's weightings as stocks began to hit their target prices. I also was concerned about the effects that rising interest rates might have on consumer-related stocks. I de-emphasized retailing stocks for the same reason. While I moved away from consumer-related stocks, I added to the fund's position in technology and in health care.

Q. WHAT WAS YOUR STRATEGY IN TECHNOLOGY, WHERE THE FUND'S RELATIVE WEIGHTING WENT FROM 16.8% TO 35.5% OF NET ASSETS IN THE FINAL SIX
MONTHS OF THE PERIOD?

A. I wanted to take advantage of the tremendous change taking place in the worldwide economy that was driven by two trends - the growth in wireless communications and in the Internet. Together, these two trends created a tremendous driver for stock performance and I looked for stocks of companies that could take advantage. However, stock valuations were extremely high even for companies without significant revenues or earnings, so I tried to be cautious about the stock prices I paid. I invested in companies such as Nextel, Qualcomm, Comverse Technology and Kopin Corp. that benefited from the strong demand for wireless. I also invested in companies such as VERITAS Software and Legato Systems that produce software for data-storage systems for networks. Finally, I increased the weighting in semiconductor companies providing equipment for networks.

Q. YOU ALSO INCREASED THE WEIGHTING IN HEALTH CARE, WHICH ROSE FROM 7.5% TO 13.3% OF NET ASSETS IN THE FINAL SIX MONTHS. WHAT WAS YOUR STRATEGY IN THAT SECTOR?

A. I invested primarily in biotechnology companies that introduced a number of very successful products. Health care also was relatively attractive because it was not likely to be affected by rising interest rates. Among the biotechnology companies in which I invested were IDEC Pharmaceuticals and Cephalon Inc.

Q. WHAT INVESTMENTS HELPED PERFORMANCE, AND WHERE WERE YOU
DISAPPOINTED?

A. The radio station chains performed exceptionally well. Westwood One, for example, successfully integrated its acquisition of the Metro One chain. Many of the biggest winners were the Internet and wireless communications companies. Exodus Communications, which designs and operates Web sites for other companies, had very strong performance as its business grew even faster than the Internet itself. Another strong Internet-related stock was DoubleClick, an advertising company whose business grew as Web commerce increased. Nextel Communications benefited as wireless penetration in the United States grew. Some individual holdings, such as Premier Parks, a chain of amusement parks, didn't meet expectations. However, most of my disappointments have less to do with what the fund owned than what the fund didn't own. For instance, the fund didn't own enough of Xilinx, a semiconductor company that we sold.

Q. WHAT IS YOUR OUTLOOK?

A. Technology is still a terrific story. It is changing the way we live, work and play. At the same time, many of the stocks are trading at extremely high valuations. I want to be in technology to take advantage of the power of the long-term, fundamental trend, but I want to be cautious about the weightings of individual investments. I also want to be invested in the more liquid stocks, which can be traded more easily and offer me the ability to trim positions when necessary. I am careful to keep the fund diversified in other sectors and prepared for the possibility that market trends could shift.

FUND FACTS

GOAL: long-term growth of capital by investing primarily in common stocks of companies with medium-sized market capitalizations

START DATE: December 28, 1998

SIZE: as of December 31, 1999, more than $27 million

MANAGER: David Felman, since 1999; joined
Fidelity in 1993.
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FIDELITY VARIABLE INSURANCE PRODUCTS: MID CAP PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 92.4%

                                 SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.2%

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            990                  $ 52,223

BASIC INDUSTRIES - 0.8%

CHEMICALS & PLASTICS - 0.1%

Solutia, Inc.                     1,560                 24,083

METALS & MINING - 0.4%

CommScope, Inc. (a)               2,890                 116,503

PACKAGING & CONTAINERS - 0.1%

Corning, Inc.                     300                   38,681

Owens-Illinois, Inc. (a)          70                    1,754

                                                        40,435

PAPER & FOREST PRODUCTS - 0.2%

Bowater, Inc.                     910                   49,424

TOTAL BASIC INDUSTRIES                                  230,445

CONSTRUCTION & REAL ESTATE -
1.3%

BUILDING MATERIALS - 0.1%

Carlisle Companies, Inc.          50                    1,800

Justin Industries, Inc.           400                   5,950

                                                        7,750

ENGINEERING - 1.2%

DSP Group, Inc. (a)               1,490                 138,570

Dycom Industries, Inc. (a)        1,330                 58,603

PerkinElmer, Inc.                 3,390                 141,321

                                                        338,494

TOTAL CONSTRUCTION & REAL                               346,244
ESTATE

DURABLES - 1.9%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Barrett Resources Corp. (a)       2,990                 88,018

Danaher Corp.                     630                   30,398

Federal-Mogul Corp.               1,360                 27,370

SPX Corp. (a)                     810                   65,458

                                                        211,244

HOME FURNISHINGS - 0.2%

Haverty Furniture Companies,      200                   2,525
Inc.

Leggett & Platt, Inc.             2,040                 43,732

Miller (Herman), Inc.             40                    920

                                                        47,177

TEXTILES & APPAREL - 1.0%

Jones Apparel Group, Inc. (a)     4,170                 113,111

Liz Claiborne, Inc.               1,310                 49,289

Nautica Enterprises, Inc. (a)     4,710                 53,282

Polymer Group, Inc.               2,200                 40,150

WestPoint Stevens, Inc. Class     980                   17,150
A

                                                        272,982

TOTAL DURABLES                                          531,403



                                 SHARES                VALUE (NOTE 1)

ENERGY - 7.9%

ENERGY SERVICES - 2.7%

BJ Services Co. (a)               3,860                $ 161,396

ENSCO International, Inc.         5,410                 123,754

Global Marine, Inc. (a)           2,190                 36,409

Nabors Industries, Inc. (a)       4,220                 130,556

Noble Drilling Corp. (a)          2,200                 72,050

Plains Energy Services Ltd.       600                   3,214
(a)

Tidewater, Inc.                   2,460                 88,560

Transocean Sedco Forex, Inc.      1,780                 59,964

Weatherford International,        1,760                 70,290
Inc. (a)

                                                        746,193

OIL & GAS - 5.2%

Anadarko Petroleum Corp.          2,770                 94,526

Apache Corp.                      6,000                 221,625

Cooper Cameron Corp. (a)          480                   23,490

EOG Resources, Inc.               4,330                 76,046

Frontier Oil Corp. (a)            2,500                 16,875

Kerr-McGee Corp.                  1,530                 94,860

Noble Affiliates, Inc.            1,500                 32,156

Nuevo Energy Co. (a)              2,520                 47,250

Ocean Energy, Inc. (a)            6,610                 51,228

Santa Fe Snyder Corp. (a)         20,240                161,920

Sunoco, Inc.                      2,070                 48,645

Tesoro Petroleum Corp. (a)        2,910                 33,647

The Coastal Corp.                 1,160                 41,108

Tosco Corp.                       6,690                 181,884

Ultramar Diamond Shamrock         2,900                 65,794
Corp.

USX - Marathon Group              1,500                 37,031

Vastar Resources, Inc.            3,520                 207,680

                                                        1,435,765

TOTAL ENERGY                                            2,181,958

FINANCE - 7.0%

BANKS - 1.6%

First Security Corp.              1,860                 47,488

Marshall & Ilsley Corp.           2,180                 136,931

Northern Trust Corp.              1,640                 86,920

Zions Bancorp                     3,060                 181,114

                                                        452,453

CREDIT & OTHER FINANCE - 0.3%

Associates First Capital          2,980                 81,764
Corp. Class A

Household International, Inc.     70                    2,608

                                                        84,372

FEDERAL SPONSORED CREDIT - 0.1%

Freddie Mac                       660                   31,061

INSURANCE - 4.5%

AFLAC, Inc.                       1,590                 75,028

Allmerica Financial Corp.         2,380                 132,388

Ambac Financial Group, Inc.       3,050                 159,172

American General Corp.            830                   62,976

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

CIGNA Corp.                       1,240                $ 99,898

Hartford Financial Services       1,080                 51,165
Group, Inc.

Hartford Life, Inc. Class A       1,050                 46,200

Jefferson-Pilot Corp.             780                   53,235

Lincoln National Corp.            1,180                 47,200

MBIA, Inc.                        2,040                 107,738

Protective Life Corp.             4,190                 133,294

Reliastar Financial Corp.         4,760                 186,533

The Chubb Corp.                   890                   50,118

Torchmark Corp.                   1,890                 54,928

                                                        1,259,873

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       2,200                 73,700

SECURITIES INDUSTRY - 0.2%

Daiwa Securities Co. Ltd.         3,000                 46,937

TOTAL FINANCE                                           1,948,396

HEALTH - 13.3%

DRUGS & PHARMACEUTICALS - 11.8%

Alkermes, Inc. (a)                50                    2,456

Allergan, Inc.                    1,310                 65,173

Alpharma, Inc. Class A            2,470                 75,953

Aviron (a)                        940                   14,864

Biogen, Inc. (a)                  3,390                 286,455

Biovail Corp. International       1,680                 156,771
(a)

Celgene Corp. (a)                 1,150                 80,500

Cephalon, Inc. (a)                8,140                 281,339

Chiron Corp. (a)                  2,370                 100,429

COR Therapeutics, Inc. (a)        2,200                 59,125

CV Therapeutics, Inc. (a)         1,915                 49,910

Cytyc Corp. (a)                   1,740                 106,249

Forest Laboratories, Inc. (a)     3,170                 194,757

Genentech, Inc.                   1,900                 255,550

Gilead Sciences, Inc. (a)         2,440                 132,065

Human Genome Sciences, Inc.       420                   64,103
(a)

IDEC Pharmaceuticals Corp. (a)    3,450                 338,963

Medimmune, Inc. (a)               1,643                 272,533

Millennium Pharmaceuticals,       1,491                 181,902
Inc. (a)

QLT PhotoTherapeutics, Inc.       3,350                 196,827
(a)

Sangstat Medical Corp. (a)        990                   29,453

Sepracor, Inc. (a)                2,280                 226,147

ViroPharma, Inc. (a)              2,090                 77,330

                                                        3,248,854

MEDICAL EQUIPMENT & SUPPLIES
- 1.0%

Becton, Dickinson & Co.           120                   3,210

Millipore Corp.                   1,280                 49,440

MiniMed, Inc. (a)                 420                   30,765

Pall Corp.                        2,210                 47,653



                                 SHARES                VALUE (NOTE 1)

Stryker Corp.                     750                  $ 52,219

Sybron International, Inc. (a)    4,290                 105,909

                                                        289,196

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Advance Paradigm, Inc. (a)        1,000                 21,563

Medquist, Inc. (a)                510                   13,164

Syncor International Corp. (a)    1,300                 37,863

Trigon Healthcare, Inc. (a)       650                   19,175

Wellpoint Health Networks,        530                   34,947
Inc. (a)

                                                        126,712

TOTAL HEALTH                                            3,664,762

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

ELECTRICAL EQUIPMENT - 1.0%

Adaptive Broadband Corp. (a)      600                   44,288

California Amplifier, Inc. (a)    100                   2,631

Gilat Satellite Networks Ltd.     370                   43,938
(a)

Research in Motion Ltd. (a)       3,155                 145,461

W. W. Grainger, Inc.              970                   46,378

                                                        282,696

MEDIA & LEISURE - 8.7%

BROADCASTING - 7.3%

Adelphia Communications Corp.     2,570                 168,656
 Class A (a)

AT&T Corp. - Liberty Media        2,950                 167,413
Group  Class A (a)

Cablevision Systems Corp.         580                   43,790
Class A (a)

Cox Communications, Inc.          1,450                 74,675
Class A (a)

EchoStar Communications Corp.     2,480                 241,800
 Class A (a)

Emmis Communications Corp.        110                   13,710
Class A (a)

Infinity Broadcasting Corp.       2,497                 90,360
Class A

Insight Communications, Inc.      6,570                 194,636

Pegasus Communications Corp.      620                   60,605
(a)

Radio One, Inc.                   2,270                 208,840

UnitedGlobalCom, Inc. (a)         800                   56,500

Univision Communications,         2,450                 250,359
Inc.  Class A (a)

USA Networks, Inc. (a)            4,017                 221,939

Westwood One, Inc. (a)            2,522                 191,672

Young Broadcasting, Inc.          810                   41,310
Class A (a)

                                                        2,026,265

ENTERTAINMENT - 0.8%

Cinar Films, Inc. Class B         90                    2,205
(sub. vtg.) (a)

Premier Parks, Inc. (a)           7,520                 217,140

                                                        219,345

LEISURE DURABLES & TOYS - 0.5%

Harley-Davidson, Inc.             2,200                 140,937

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.1%

Jack in the Box, Inc. (a)         680                  $ 14,068

TOTAL MEDIA & LEISURE                                   2,400,615

NONDURABLES - 1.2%

BEVERAGES - 0.4%

Adolph Coors Co. Class B          1,780                 93,450

Canandaigua Brands, Inc.          290                   14,790
Class A (a)

Celestial Seasonings, Inc. (a)    400                   7,444

                                                        115,684

FOODS - 0.8%

Keebler Foods Co. (a)             3,690                 103,781

Nabisco Group Holdings Corp.      11,040                117,300

                                                        221,081

TOTAL NONDURABLES                                       336,765

PRECIOUS METALS - 0.7%

Agnico-Eagle Mines Ltd.           2,500                 18,318

Barrick Gold Corp.                980                   17,443

Newmont Mining Corp.              1,520                 37,240

Placer Dome, Inc.                 1,530                 16,445

Stillwater Mining Co. (a)         3,570                 113,794

                                                        203,240

RETAIL & WHOLESALE - 1.9%

APPAREL STORES - 0.3%

Abercrombie & Fitch Co. Class     420                   11,209
A (a)

AnnTaylor Stores Corp. (a)        1,740                 59,921

                                                        71,130

GENERAL MERCHANDISE STORES -
1.1%

Costco Wholesale Corp. (a)        1,540                 140,525

Dollar Tree Stores, Inc. (a)      3,380                 163,719

                                                        304,244

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.5%

Bed Bath & Beyond, Inc. (a)       640                   22,240

Tandy Corp.                       440                   21,643

Tiffany & Co., Inc.               1,140                 101,745

                                                        145,628

TOTAL RETAIL & WHOLESALE                                521,002

SERVICES - 1.7%

ADVERTISING - 1.1%

DoubleClick, Inc. (a)             1,100                 278,369

Omnicom Group, Inc.               60                    6,000

                                                        284,369

SERVICES - 0.6%

Cintas Corp.                      580                   30,813



                                 SHARES                VALUE (NOTE 1)

FreeMarkets, Inc.                 200                  $ 68,263

True North Communications         1,480                 66,138

Viad Corp.                        300                   8,363

                                                        173,577

TOTAL SERVICES                                          457,946

TECHNOLOGY - 35.5%

COMMUNICATIONS EQUIPMENT - 4.6%

Advanced Fibre                    1,310                 58,541
Communications, Inc. (a)

Ciena Corp. (a)                   1,040                 59,800

Digital Island, Inc.              260                   24,733

Ditech Communications Corp.       300                   28,050

Globalstar Telecommunications     7,680                 337,920
Ltd. (a)

Jabil Circuit, Inc. (a)           3,100                 226,300

Marconi PLC                       8,940                 158,316

Metricom, Inc. (a)                700                   55,038

Natural MicroSystems Corp. (a)    2,920                 136,693

Telefonaktiebolaget LM            2,990                 196,406
Ericsson sponsored ADR

                                                        1,281,797

COMPUTER SERVICES & SOFTWARE
- 15.9%

Adobe Systems, Inc.               800                   53,800

Affiliated Computer Services,     1,170                 53,820
Inc.  Class A (a)

Affymetrix, Inc. (a)              190                   32,241

Amdocs Ltd. (a)                   2,207                 76,142

At Home Corp. Series A (a)        1,490                 63,884

Autodesk, Inc.                    120                   4,050

BEA Systems, Inc. (a)             1,280                 89,520

Cadence Design Systems, Inc.      5,080                 121,920
(a)

Cambridge Technology              1,000                 26,250
Partners, Inc. (a)

Careerbuilder, Inc.               150                   966

Citrix Systems, Inc. (a)          2,350                 289,050

Cognos, Inc. (a)                  1,430                 65,238

DST Systems, Inc. (a)             1,010                 77,076

Electronic Arts, Inc. (a)         520                   43,680

Electronics for Imaging, Inc.     810                   47,081
(a)

Exchange Applications, Inc.       960                   53,640

Exodus Communications, Inc.       3,910                 347,257
(a)

F5 Networks, Inc.                 510                   58,140

Foundry Networks, Inc.            75                    22,627

Healtheon/Web Maryland Corp.      420                   15,750

Inet Technologies, Inc.           990                   69,176

InfoSpace.com, Inc.               400                   85,600

Inktomi Corp. (a)                 560                   49,700

Integral Systems, Inc. (a)        2,270                 100,164

Interleaf, Inc. (a)               520                   17,485

InterVU, Inc. (a)                 650                   68,250

Intuit, Inc. (a)                  3,140                 188,204

ISS Group, Inc. (a)               600                   42,675

J. D. Edwards & Co. (a)           1,100                 32,863

Legato Systems, Inc. (a)          2,030                 139,689

Metasolv Software, Inc.           300                   24,525

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

NBC Internet, Inc. Class A (a)    20                   $ 1,545

NCR Corp. (a)                     1,070                 40,526

Networks Associates, Inc. (a)     6                     160

NetZero, Inc.                     1,710                 46,063

New Era of Networks, Inc. (a)     430                   20,479

Parametric Technology Corp.       2,450                 66,303
(a)

Peregrine Systems, Inc. (a)       950                   79,978

Puma Technology, Inc. (a)         550                   71,844

Redback Networks, Inc.            110                   19,525

SalesLogix Corp.                  1,480                 60,773

Siebel Systems, Inc. (a)          3,430                 288,120

Sykes Enterprises, Inc. (a)       1,550                 68,006

Synopsys, Inc. (a)                510                   34,043

Technology Solutions, Inc. (a)    200                   6,550

VERITAS Software Corp. (a)        6,630                 948,904

Vignette Corp.                    1,160                 189,080

Visual Networks, Inc. (a)         760                   60,230

Vitria Technology, Inc.           100                   23,400

Zi Corp. (a)                      940                   19,623

                                                        4,405,615

COMPUTERS & OFFICE EQUIPMENT
- 3.2%

Adaptec, Inc. (a)                 1,574                 78,503

Apple Computer, Inc. (a)          470                   48,322

Comverse Technology, Inc. (a)     1,405                 203,374

Concurrent Computer Corp. (a)     1,410                 26,349

FileNET Corp. (a)                 640                   16,320

Fujitsu Support & Service,        200                   98,043
Inc.

Kronos, Inc. (a)                  1,110                 66,600

Network Appliance, Inc. (a)       980                   81,401

Quantum Corp. - DLT & Storage     2,780                 42,048
Systems (a)

Safeguard Scientifics, Inc.       470                   76,169
(a)

ScanSource, Inc. (a)              570                   23,121

Seagate Technology, Inc. (a)      1,000                 46,563

Symbol Technologies, Inc.         1,250                 79,453

                                                        886,266

ELECTRONIC INSTRUMENTS - 3.9%

Agilent Technologies, Inc.        3,400                 262,863

Catapult Communications Corp.     2,160                 21,465

Credence Systems Corp. (a)        1,320                 114,180

KLA-Tencor Corp. (a)              800                   89,100

LAM Research Corp. (a)            100                   11,156

Novellus Systems, Inc. (a)        640                   78,420

PE Corp. - Biosystems Group       3,180                 382,594

Sawtek, Inc. (a)                  1,070                 71,222

Teradyne, Inc. (a)                510                   33,660

                                                        1,064,660

ELECTRONICS - 7.8%

Altera Corp. (a)                  2,950                 146,209

Amphenol Corp. Class A (a)        810                   53,916



                                 SHARES                VALUE (NOTE 1)

Analog Devices, Inc. (a)          1,670                $ 155,310

Atmel Corp. (a)                   1,010                 29,858

Celestica, Inc. (sub. vtg.)       1,080                 60,319
(a)

Chartered Semiconduct             900                   65,700
Manufacturing Ltd. ADR

Conexant Systems, Inc. (a)        530                   35,179

Cree Research, Inc. (a)           1,860                 158,798

Cypress Semiconductor Corp.       3,710                 120,111
(a)

E Tek Dynamics, Inc.              770                   103,661

Flextronics International         600                   27,600
Ltd. (a)

JDS Uniphase Corp. (a)            240                   38,715

KEMET Corp. (a)                   1,300                 58,581

Kopin Corp. (a)                   10,360                435,120

Linear Technology Corp.           880                   62,975

LSI Logic Corp. (a)               710                   47,925

Maxim Integrated Products,        1,740                 82,106
Inc. (a)

Micron Technology, Inc. (a)       90                    6,998

National Semiconductor Corp.      5,190                 222,197
(a)

QLogic Corp. (a)                  231                   36,931

Three-Five Systems, Inc. (a)      2,083                 85,417

Toko, Inc.                        8,000                 37,886

Vitesse Semiconductor Corp.       1,530                 80,229
(a)

                                                        2,151,741

PHOTOGRAPHIC EQUIPMENT - 0.1%

In Focus Systems, Inc. (a)        1,010                 23,419

TOTAL TECHNOLOGY                                        9,813,498

TRANSPORTATION - 0.1%

RAILROADS - 0.0%

Westinghouse Air Brake Co.        296                   5,254

TRUCKING & FREIGHT - 0.1%

Forward Air Corp. (a)             400                   17,350

TOTAL TRANSPORTATION                                    22,604

UTILITIES - 9.2%

CELLULAR - 6.1%

ALLTEL Corp.                      630                   52,093

Clearnet Communications, Inc.     1,660                 56,970
Class A (non-vtg.) (a)

Mannesmann AG (Reg.)              645                   157,081

Microcell Telecommunications,     2,450                 80,442
Inc.  Class B (a)

Nextel Communications, Inc.       6,280                 647,625
Class A (a)

QUALCOMM, Inc. (a)                1,700                 299,413

Sprint Corp. - PCS Group          600                   61,500
Series 1 (a)

Telephone & Data Systems,         950                   119,700
Inc.

VoiceStream Wireless Corp. (a)    440                   62,618

Western Wireless Corp. Class A    1,930                 128,828

Wireless Facilities, Inc.         400                   17,450

                                                        1,683,720

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 1.6%

AES Corp. (a)                     2,050                $ 153,238

Calpine Corp. (a)                 3,530                 225,920

Illinova Corp.                    520                   18,069

IPALCO Enterprises, Inc.          2,740                 46,751

                                                        443,978

GAS - 0.7%

Columbia Energy Group             60                    3,795

Dynegy, Inc.                      2,560                 62,240

Enron Corp.                       1,160                 51,475

Kinder Morgan, Inc.               3,690                 74,492

                                                        192,002

TELEPHONE SERVICES - 0.8%

Commonwealth Telephone            1,050                 55,519
Enterprises, Inc. (a)

Illuminet Holdings, Inc.          190                   10,450

Metromedia Fiber Network,         100                   4,794
Inc.  Class A (a)

Qwest Communications              520                   22,360
International, Inc. (a)

RSL Communications Ltd./RSL       140                   2,398
Communications PLC Class A
(a)

WinStar Communications, Inc.      1,760                 131,780
(a)

                                                        227,301

TOTAL UTILITIES                                         2,547,001

TOTAL COMMON STOCKS                                     25,540,798
(Cost $21,177,224)

U.S. TREASURY OBLIGATIONS -
0.0%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at   -      $ 15,000               14,940
date of purchase 5.10%
2/3/00 (c) (Cost $14,929)

CASH EQUIVALENTS - 10.9%

                               SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,      2,726,490                     $ 2,726,490
5.12% (b)

Central Cash Collateral Fund,   65,400                         65,400
4.97% (b)

                               MATURITY AMOUNT

Investments in repurchase      $ 213,060                       213,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00

TOTAL CASH EQUIVALENTS                                         3,004,890
(Cost $3,004,890)

TOTAL INVESTMENT PORTFOLIO -                                   28,560,628
103.3%
(Cost $24,197,043)

NET OTHER ASSETS - (3.3)%                                      (908,838)

NET ASSETS - 100%                                              $ 27,651,790


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT       UNREALIZED GAIN/LOSS

PURCHASED

1 S&P 400 Midcap Index  March 2000           $ 224,575                    $ 12,194
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
0.8%

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,940.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $28,341,746 and $8,267,299, respectively, of which long-term U.S. government and government agency obligations aggregated $14,826 and $0, respectively.

The market value of futures contracts opened and closed during the period amounted to $420,575 and $209,494, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $591 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $61,844. The fund received cash collateral of $65,400 which was invested in cash equivalents.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $24,347,403. Net unrealized appreciation aggregated $4,213,225, of which $4,769,342 related to appreciated investment securities and $556,117 related to depreciated investment securities.

FIDELITY VARIABLE INSURANCE PRODUCTS: MID CAP PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                      DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 28,560,628
value (including repurchase
agreements of $213,000)
(cost $24,197,043) - See
accompanying schedule

Cash                                         9,658

Foreign currency held at                     9,581
value  (cost $9,595)

Receivable for investments                   246,354
sold

Receivable for fund shares                   225,706
sold

Dividends receivable                         5,378

Interest receivable                          8,643

Receivable for daily                         1,400
variation on futures
contracts

Other receivables                            651

Receivable from investment                   3,046
adviser for expense
reductions

 TOTAL ASSETS                                29,071,045

LIABILITIES

Payable for investments        $ 1,315,952
purchased

Payable for fund shares         794
redeemed

Distribution fees payable       1,591

Other payables and  accrued     35,518
expenses

Collateral on securities        65,400
loaned,  at value

 TOTAL LIABILITIES                           1,419,255

NET ASSETS                                  $ 27,651,790

Net Assets consist of:

Paid in capital                             $ 23,312,596

Accumulated undistributed net                (36,505)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  4,375,699
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 27,651,790

INITIAL CLASS: NET ASSET                     $15.25
VALUE, offering price   and
redemption price per share
 ($1,744,154 (divided by)
114,358   shares)

SERVICE CLASS: NET ASSET                     $15.24
VALUE, offering price   and
redemption price per share
 ($25,907,636 (divided by)
1,699,918    shares)

STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                            $ 18,436
Dividends

Interest                                      27,072

Security lending                              161

 TOTAL INCOME                                 45,669

EXPENSES

Management fee                   $ 26,332

Transfer agent fees               4,287

Distribution fees - Service       3,806
Class

Accounting and security           60,000
lending fees

Non-interested trustees'          7
compensation

Custodian fees and expenses       41,176

Registration fees                 278

Audit                             18,103

Legal                             3,262

Miscellaneous                     235

 Total expenses before            157,486
reductions

 Expense reductions               (108,538)   48,948

NET INVESTMENT INCOME (LOSS)                  (3,279)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            139,111

 Foreign currency transactions    (494)

 Futures contracts                1,300       139,917

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            4,331,376

 Assets and liabilities in        (80)
foreign currencies

 Futures contracts                12,194      4,343,490

NET GAIN (LOSS)                               4,483,407

NET INCREASE (DECREASE) IN                   $ 4,480,128
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION
 Expense reductions  FMR
Reimbursement:

   Initial Class                             $ 17,489

   Service Class                              89,792

  Directed brokerage                          769
arrangements

  Custodian credits                           488

                                             $ 108,538

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  DECEMBER 28, 1998
ASSETS                                                       (COMMENCEMENT OF OPERATIONS)
                                                             TO DECEMBER 31, 1998

Operations Net investment      $ (3,279)                     $ (37)
income (loss)

 Net realized gain (loss)       139,917                       (704)

 Change in net unrealized       4,343,490                     32,209
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     4,480,128                     31,468
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (139,917)                     -
 From net realized gains

 In excess of net realized      (32,523)                      -
gain

 Total distributions            (172,440)                     -

Share transactions - net        22,312,614                    1,000,020
increase (decrease)

  TOTAL INCREASE (DECREASE)     26,620,302                    1,031,488
IN NET ASSETS

NET ASSETS

 Beginning of period            1,031,488                     -

 End of period                 $ 27,651,790                  $ 1,031,488



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS       SHARES                        DOLLARS

Share transactions Initial   67,742                       $ 873,931      50,001                       $ 500,010
Class  A  Sold

  Reinvested                 755                           10,914        -                             -

  Redeemed                   (4,140)                       (54,766)      -                             -

  Net increase (decrease)    64,357                       $ 830,079      50,001                       $ 500,010

 Service ClassB  Sold        1,749,215                    $ 22,631,585   50,001                       $ 500,010

  Reinvested                 11,186                        161,526       -                             -

  Redeemed                   (110,484)                     (1,310,576)   -                             -

  Net increase (decrease)    1,649,917                    $ 21,482,535   50,001                       $ 500,010

Distributions

 From net realized gain                                   $ 8,856                                     $ -
Initial Class

  Service Class                                            131,061                                     -

  Total                                                   $ 139,917                                   $ -

 In excess of net realized                                $ 2,058                                     $ -
gain  Initial Class

  Service Class                                            30,465                                      -

  Total                                                   $ 32,523                                    $ -

                                                          $ 172,440                                   $ -




A INITIAL CLASS COMMENCEMENT OF OPERATIONS DECEMBER 28, 1998.

B SERVICE CLASS COMMENCEMENT OF OPERATIONS DECEMBER 28, 1998.

FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.31   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00       .00

Net realized and unrealized       5.05      .31
gain (loss)

Total from investment             5.05      .31
operations

Less Distributions

From net realized gain            (.09)     -

In excess of net realized gain    (.02)     -

Total distributions               (.11)     -

Net asset value, end of period   $ 15.25   $ 10.31

TOTAL RETURN B, C                 49.04%    3.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,744   $ 516
(000 omitted)

Ratio of expenses to average      1.00% G   1.00% A, G
net assets

Ratio of expenses to average      .97% H    1.00% A
net assets after expense
reductions

Ratio of net investment           .01%      (.27)% A
income (loss) to average net
assets

Portfolio turnover                163%      125% A

FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999      1998 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.31   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)     .00

Net realized and unrealized       5.05      .31
gain (loss)

Total from investment             5.04      .31
operations

Less Distributions

From net realized gain            (.09)     -

In excess of net realized gain    (.02)     -

Total distributions               (.11)     -

Net asset value, end of period   $ 15.24   $ 10.31

TOTAL RETURN B, C                 48.94%    3.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 25,908  $ 516
(000 omitted)

Ratio of expenses to average      1.10% G   1.10% A, G
net assets

Ratio of expenses to average      1.07% H   1.10% A
net assets after expense
reductions

Ratio of net investment           (.09)%    (.35)% A
income (loss) to average net
assets

Portfolio turnover                163%      125% A

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD.

E FOR THE PERIOD DECEMBER 28,
1998 (COMMENCEMENT OF SALE
OF INITIAL CLASS SHARES) TO
DECEMBER 31, 1998.

F FOR THE PERIOD DECEMBER 28,
1998 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1998.

G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: GROWTH -      37.44%       29.74%        19.94%
"INITIAL CLASS"

Russell 3000 Growth         33.83%       31.09%        19.70%

S&P 500                     21.04%       28.56%        18.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS
             VIP Growth                  Russell 3000 Growth
             00151                       RS007
  1989/12/31      10000.00                    10000.00
  1990/01/31       9420.29                     9180.27
  1990/02/28       9510.27                     9264.60
  1990/03/31       9626.50                     9637.41
  1990/04/30       9346.18                     9500.34
  1990/05/31      10173.46                    10477.95
  1990/06/30      10385.41                    10587.57
  1990/07/31      10221.32                    10468.62
  1990/08/31       9168.42                     9436.29
  1990/09/30       8224.92                     8907.03
  1990/10/31       7930.92                     8914.92
  1990/11/30       8573.60                     9526.18
  1990/12/31       8826.57                     9868.85
  1991/01/31       9414.55                    10395.42
  1991/02/28      10116.92                    11240.27
  1991/03/31      10422.23                    11702.25
  1991/04/30      10325.09                    11642.69
  1991/05/31      10935.71                    12164.23
  1991/06/30      10123.86                    11572.89
  1991/07/31      11088.37                    12188.45
  1991/08/31      11581.03                    12602.35
  1991/09/30      11671.24                    12405.72
  1991/10/31      12032.06                    12617.96
  1991/11/30      11345.11                    12276.54
  1991/12/31      12843.91                    13979.69
  1992/01/31      13628.01                    13721.52
  1992/02/29      13913.10                    13750.22
  1992/03/31      13060.41                    13348.88
  1992/04/30      12548.79                    13392.48
  1992/05/31      12442.20                    13483.62
  1992/06/30      11959.01                    13114.93
  1992/07/31      12420.89                    13691.38
  1992/08/31      12079.81                    13501.20
  1992/09/30      12292.98                    13671.46
  1992/10/31      12769.07                    13898.96
  1992/11/30      13621.76                    14547.88
  1992/12/31      14041.00                    14709.71
  1993/01/31      14318.13                    14565.11
  1993/02/28      14022.96                    14295.27
  1993/03/31      14582.14                    14576.95
  1993/04/30      14429.63                    14002.12
  1993/05/31      15504.41                    14516.85
  1993/06/30      15664.18                    14395.74
  1993/07/31      15620.60                    14170.94
  1993/08/31      16404.90                    14759.95
  1993/09/30      16709.91                    14700.20
  1993/10/31      16869.67                    15110.52
  1993/11/30      16187.04                    14965.19
  1993/12/31      16760.74                    15252.97
  1994/01/31      17181.94                    15610.18
  1994/02/28      17004.72                    15345.19
  1994/03/31      16232.13                    14585.20
  1994/04/30      16332.57                    14650.33
  1994/05/31      15954.00                    14822.38
  1994/06/30      15142.78                    14367.58
  1994/07/31      15668.14                    14830.82
  1994/08/31      16556.62                    15682.84
  1994/09/30      16355.75                    15496.07
  1994/10/31      17020.18                    15841.62
  1994/11/30      16340.30                    15321.86
  1994/12/31      16757.49                    15589.01
  1995/01/31      16440.73                    15856.15
  1995/02/28      17121.59                    16527.32
  1995/03/31      17743.06                    17010.84
  1995/04/30      18341.23                    17371.45
  1995/05/31      19055.93                    17941.08
  1995/06/30      20741.67                    18685.46
  1995/07/31      22792.53                    19530.66
  1995/08/31      23072.20                    19574.98
  1995/09/30      23670.36                    20424.49
  1995/10/31      23429.54                    20332.99
  1995/11/30      23414.01                    21133.88
  1995/12/31      22683.78                    21289.60
  1996/01/31      23041.12                    21911.98
  1996/02/29      23813.64                    22371.09
  1996/03/31      23905.55                    22440.70
  1996/04/30      24841.38                    23145.97
  1996/05/31      25618.46                    23994.94
  1996/06/30      25117.12                    23855.54
  1996/07/31      23195.32                    22300.94
  1996/08/31      23888.84                    22981.81
  1996/09/30      25493.12                    24605.12
  1996/10/31      25434.63                    24631.67
  1996/11/30      26846.74                    26368.01
  1996/12/31      26019.53                    25948.37
  1997/01/31      27515.19                    27654.20
  1997/02/28      26889.70                    27328.21
  1997/03/31      25382.84                    25809.30
  1997/04/30      26603.92                    27347.47
  1997/05/31      28448.53                    29494.32
  1997/06/30      29617.64                    30659.01
  1997/07/31      31843.30                    33261.46
  1997/08/31      30613.56                    31588.41
  1997/09/30      32388.89                    33241.91
  1997/10/31      31167.81                    31932.29
  1997/11/30      32059.80                    33070.09
  1997/12/31      32129.08                    33406.01
  1998/01/31      32562.09                    34265.50
  1998/02/28      35008.30                    36883.97
  1998/03/31      36236.83                    38361.44
  1998/04/30      36945.99                    38864.53
  1998/05/31      35997.12                    37601.51
  1998/06/30      38274.41                    39732.36
  1998/07/31      39053.48                    39198.44
  1998/08/31      32681.07                    33055.97
  1998/09/30      36057.05                    35656.78
  1998/10/31      38604.01                    38443.66
  1998/11/30      41290.81                    41372.18
  1998/12/31      44816.61                    45103.53
  1999/01/31      48442.30                    47705.96
  1999/02/28      46063.99                    45365.90
  1999/03/31      48631.82                    47700.58
  1999/04/30      48800.02                    48048.34
  1999/05/31      48138.44                    46686.79
  1999/06/30      51278.14                    49895.43
  1999/07/31      50582.92                    48311.94
  1999/08/31      50863.25                    48912.71
  1999/09/30      49865.27                    48018.23
  1999/10/31      52791.93                    51476.99
  1999/11/30      55942.85                    54431.27
  1999/12/31      61594.32                    60360.15
IMATRL PRASUN   SHR__CHT 19991231 20000124 143725 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $61,594 - a 515.94% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $60,360 - a 503.60% increase. Going forward, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 4.6

Cisco Systems, Inc.             3.9

General Electric Co.            2.2

Wal-Mart Stores, Inc.           2.1

Home Depot, Inc.                  2.0

                                 14.8

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      37.8

HEALTH                          12.6

MEDIA & LEISURE                 9.7

FINANCE                         8.6

UTILITIES                       8.0

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 98.6%

                        Short-Term Investments  and
                        Net Other Assets 1.4%


Row: 1, Col: 1, Value: 98.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.4

* FOREIGN INVESTMENTS 12.7%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: GROWTH -      37.29%       29.68%        19.91%
SERVICE CLASS

Russell 3000(registered     33.83%       31.09%        19.70%
trademark) Growth

S&P 500                     21.04%       28.56%        18.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks. You can also compare the fund's returns to the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS
             VIP Growth - SC             S&P 500
             00472                       SP001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9420.29                     9329.00
  1990/02/28       9510.27                     9449.34
  1990/03/31       9626.50                     9699.75
  1990/04/30       9346.18                     9457.26
  1990/05/31      10173.46                    10379.34
  1990/06/30      10385.41                    10308.76
  1990/07/31      10221.32                    10275.77
  1990/08/31       9168.42                     9346.84
  1990/09/30       8224.92                     8891.65
  1990/10/31       7930.92                     8853.42
  1990/11/30       8573.60                     9425.35
  1990/12/31       8826.57                     9688.32
  1991/01/31       9414.55                    10110.73
  1991/02/28      10116.92                    10833.64
  1991/03/31      10422.23                    11095.82
  1991/04/30      10325.09                    11122.45
  1991/05/31      10935.71                    11602.94
  1991/06/30      10123.86                    11071.52
  1991/07/31      11088.37                    11587.46
  1991/08/31      11581.03                    11862.08
  1991/09/30      11671.24                    11663.98
  1991/10/31      12032.06                    11820.28
  1991/11/30      11345.11                    11343.92
  1991/12/31      12843.91                    12641.67
  1992/01/31      13628.01                    12406.53
  1992/02/29      13913.10                    12567.82
  1992/03/31      13060.41                    12322.74
  1992/04/30      12548.79                    12685.03
  1992/05/31      12442.20                    12747.19
  1992/06/30      11959.01                    12557.26
  1992/07/31      12420.89                    13070.85
  1992/08/31      12079.81                    12802.90
  1992/09/30      12292.98                    12953.97
  1992/10/31      12769.07                    12999.31
  1992/11/30      13621.76                    13442.58
  1992/12/31      14041.00                    13607.93
  1993/01/31      14318.13                    13722.24
  1993/02/28      14022.96                    13908.86
  1993/03/31      14582.14                    14202.33
  1993/04/30      14429.63                    13858.64
  1993/05/31      15504.41                    14230.05
  1993/06/30      15664.18                    14271.32
  1993/07/31      15620.60                    14214.23
  1993/08/31      16404.90                    14752.95
  1993/09/30      16709.91                    14639.35
  1993/10/31      16869.67                    14942.39
  1993/11/30      16187.04                    14800.44
  1993/12/31      16760.74                    14979.52
  1994/01/31      17181.94                    15488.82
  1994/02/28      17004.72                    15069.08
  1994/03/31      16232.13                    14412.07
  1994/04/30      16332.57                    14596.54
  1994/05/31      15954.00                    14835.92
  1994/06/30      15142.78                    14472.44
  1994/07/31      15668.14                    14947.14
  1994/08/31      16556.62                    15559.97
  1994/09/30      16355.75                    15178.75
  1994/10/31      17020.18                    15520.27
  1994/11/30      16340.30                    14955.03
  1994/12/31      16757.49                    15176.81
  1995/01/31      16440.73                    15570.34
  1995/02/28      17121.59                    16177.12
  1995/03/31      17743.06                    16654.51
  1995/04/30      18341.23                    17144.98
  1995/05/31      19055.93                    17830.27
  1995/06/30      20741.67                    18244.46
  1995/07/31      22792.53                    18849.45
  1995/08/31      23072.20                    18896.76
  1995/09/30      23670.36                    19694.21
  1995/10/31      23429.54                    19623.90
  1995/11/30      23414.01                    20485.39
  1995/12/31      22683.78                    20879.93
  1996/01/31      23041.12                    21590.69
  1996/02/29      23813.64                    21790.83
  1996/03/31      23905.55                    22000.68
  1996/04/30      24841.38                    22324.97
  1996/05/31      25618.46                    22900.73
  1996/06/30      25117.12                    22987.98
  1996/07/31      23195.32                    21972.37
  1996/08/31      23888.84                    22435.77
  1996/09/30      25493.12                    23698.46
  1996/10/31      25434.63                    24352.06
  1996/11/30      26846.74                    26192.83
  1996/12/31      26019.53                    25673.95
  1997/01/31      27515.19                    27278.06
  1997/02/28      26889.70                    27491.92
  1997/03/31      25382.84                    26362.28
  1997/04/30      26603.92                    27936.10
  1997/05/31      28448.53                    29636.85
  1997/06/30      29617.64                    30964.59
  1997/07/31      31843.30                    33428.44
  1997/08/31      30613.56                    31555.78
  1997/09/30      32388.89                    33284.09
  1997/10/31      31167.81                    32172.40
  1997/11/30      32051.14                    33661.66
  1997/12/31      32120.42                    34239.63
  1998/01/31      32553.43                    34618.32
  1998/02/28      34999.69                    37114.99
  1998/03/31      36228.28                    39015.65
  1998/04/30      36937.46                    39408.15
  1998/05/31      35978.57                    38730.72
  1998/06/30      38255.94                    40303.96
  1998/07/31      39025.06                    39874.73
  1998/08/31      32652.40                    34109.64
  1998/09/30      36028.51                    36294.70
  1998/10/31      38565.59                    39246.91
  1998/11/30      41252.49                    41625.67
  1998/12/31      44768.44                    44024.14
  1999/01/31      48394.27                    45865.23
  1999/02/28      46005.77                    44439.74
  1999/03/31      48562.90                    46217.77
  1999/04/30      48731.13                    48007.79
  1999/05/31      48069.42                    46874.32
  1999/06/30      51198.53                    49475.85
  1999/07/31      50491.95                    47931.21
  1999/08/31      50783.55                    47693.95
  1999/09/30      49774.16                    46386.66
  1999/10/31      52690.18                    49322.01
  1999/11/30      55830.51                    50324.73
  1999/12/31      61460.66                    53288.85
IMATRL PRASUN   SHR__CHT 19991231 20000209 105011 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Portfolio - Service Class on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $61,461 - a 514.61% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $60,360 - a 503.60% increase. Going forward, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 4.6

Cisco Systems, Inc.             3.9

General Electric Co.            2.2

Wal-Mart Stores, Inc.           2.1

Home Depot, Inc.                  2.0

                                 14.8

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      37.8

HEALTH                          12.6

MEDIA & LEISURE                 9.7

FINANCE                         8.6

UTILITIES                       8.0

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 98.6%

                        Short-Term Investments  and
                        Net Other Assets 1.4%


Row: 1, Col: 1, Value: 98.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.4

* FOREIGN INVESTMENTS 12.7%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Jennifer Uhrig)

An interview with Jennifer Uhrig,
Portfolio Manager of Growth Portfolio

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. The fund performed well for the 12 months that ended December 31, 1999, posting a higher return than the Russell 3000 Growth Index, which returned 33.83% during the period.

Q. WHAT FACTORS INFLUENCED THE FUND'S STRONG PERFORMANCE?

A. The fund benefited both from what it owned and what it didn't own. If you weren't in technology stocks during the period, chances are good that you didn't beat your benchmarks. Fortunately, the fund was well-represented in this area, particularly among mid-sized technology stocks in the semiconductor and storage subsectors. Conversely, my decision to underweight consumer nondurables provided a performance boost.

Q. IN TERMS OF TECHNOLOGY, CAN YOU PROVIDE A PLAY-BY-PLAY OF YOUR
INVESTING STRATEGY?

A. As we entered the period, my focus was on semiconductor-related stocks. The economic recovery in Asia and continued strong demand in the U.S. and Europe - especially in the communications area - led to a very strong semiconductor market. Investments in KLA-Tencor, Teradyne and ASM Lithography - companies that supply equipment for semiconductor manufacturing - performed well. The fund no longer owned KLA-Tencor nor Teradyne at the end of the period. In the second half of the period, I began to emphasize other areas of technology, including storage companies such as EMC, Veritas Software, Legato Systems and Network Appliance. The amazing growth of the Internet created huge demand for data storage, and these companies generated terrific returns. When people think of technology, the big fish in the pond - Microsoft, Intel, Cisco Systems - tend to come to mind. While the fund had substantial positions in both Microsoft and Cisco at the end of the period, I was underweighted in these larger names relative to the index. In retrospect, it was the superior performance of the fund's mid-cap technology stocks that made the tech sector a positive overall contributor.

Q. WHAT OTHER STOCKS OR GROUPS PERFORMED WELL FOR THE FUND?

A. In keeping with the information age theme, the fund's exposure to wireless communications stocks helped significantly. Investments in Nokia and Texas Instruments - the latter of which makes a digital chip that goes into most cellular phones - performed well. Competitive local exchange carriers such as McLeod, Metromedia Fiber and Nextlink also fared nicely, as did cable TV-related position MediaOne which announced that it was being acquired by AT&T during the period.

Q. WHICH STOCKS WOULD YOU CATEGORIZE AS DISAPPOINTMENTS?

A. Philip Morris continued to be a drag on performance, as the ongoing tobacco litigation gradually took its toll. Other disappointments included drug stock Lilly - which suffered due to slower Prozac sales
- and Avon, which had difficulty executing its business plan at the same time as its business weakened in Latin America. I sold off the fund's stake in Avon prior to the end of the period.

Q. DID THE FUND HAVE ANY EXPOSURE TO THE REVITALIZED JAPANESE MARKET?

A. It did. The fund's positions in Japanese brokerage houses such as Daiwa Securities, Nikko Securities and Nomura Securities panned out well, as did its stake in Softbank, a dominant Internet venture capital firm. The rebound in Japan has been driven by a modest recovery in the economy combined with increased restructuring efforts on the part of old-line Japanese companies. Companies are becoming more shareholder-oriented, cutting back on non-profitable businesses and working hard to become more efficient. It's a glacial effort, but at least it's underway. Additionally, demographics in Japan are positive as more people enter their prime savings years. This could be a big plus for the stock market.

Q. WHAT'S YOUR OUTLOOK?

A. The big question is how long the technology bubble can last. The tech stocks that performed best during the period were overpriced by historical measures, and it's very difficult to determine how long this will continue. Against this backdrop, my goal is to participate in technology where I can find relatively underappreciated ideas and emphasize relative values. One final note on Japan: It's important to remember that the market was very strong during the period as the economy showed signs of life. Going forward, I think we'll see volatility in that market as the economy moves forward in fits and starts.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

START DATE: October 9, 1986

SIZE: as of December 31, 1999, more than $18.0 billion

MANAGER: Jennifer Uhrig, since 1997; joined Fidelity in 1987
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


COMMON STOCKS - 98.6%

                                 SHARES                          VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        933,300                        $ 38,790,281

United Technologies Corp.         822,200                         53,443,000

                                                                  92,233,281

BASIC INDUSTRIES - 2.1%

CHEMICALS & PLASTICS - 0.5%

Cytec Industries, Inc. (a)        1,091,000                       25,229,375

Great Lakes Chemical Corp.        610,200                         23,302,013

Monsanto Co.                      200                             7,125

NOVA Chemicals Corp.              1,958,500                       37,770,201

Solutia, Inc.                     970,300                         14,979,006

                                                                  101,287,720

IRON & STEEL - 0.1%

Nucor Corp.                       304,700                         16,701,369

METALS & MINING - 1.1%

Alcoa, Inc.                       956,200                         79,364,600

CommScope, Inc. (a)               1,266,100                       51,039,656

Falconbridge Ltd.                 578,200                         10,311,440

Inco Ltd.                         2,201,400                       51,128,112

                                                                  191,843,808

PACKAGING & CONTAINERS - 0.2%

Owens-Illinois, Inc. (a)          1,452,400                       36,400,775

PAPER & FOREST PRODUCTS - 0.2%

Kimberly-Clark Corp.              525,300                         34,275,825

TOTAL BASIC INDUSTRIES                                            380,509,497

CONSTRUCTION & REAL ESTATE -
0.1%

ENGINEERING - 0.1%

Stolt Comex Seaway SA (a)         974,000                         10,774,875

Stolt Comex Seaway SA Class A     199,250                         2,191,750
sponsored ADR (a)

                                                                  12,966,625

DURABLES - 1.0%

CONSUMER ELECTRONICS - 1.0%

Sony Corp.                        619,900                         176,516,528

ENERGY - 3.1%

ENERGY SERVICES - 1.3%

Baker Hughes, Inc.                1,670,470                       35,184,274

BJ Services Co. (a)               575,800                         24,075,638

Coflexip SA sponsored ADR (c)     928,500                         35,283,000

Halliburton Co.                   1,504,900                       60,572,225

Smith International, Inc. (a)     806,750                         40,085,391

Weatherford International,        1,223,740                       48,873,116
Inc. (a)

                                                                  244,073,644

OIL & GAS - 1.8%

Apache Corp.                      679,200                         25,087,950

Exxon Mobil Corp.                 1,790,000                       144,206,875

Newfield Exploration Co. (a)      1,553,000                       41,542,750



                                 SHARES                          VALUE (NOTE 1)

Noble Affiliates, Inc.            1,463,800                      $ 31,380,213

Sunoco, Inc.                      1,147,500                       26,966,250

Tosco Corp.                       956,800                         26,013,000

USX - Marathon Group              638,300                         15,758,031

Vastar Resources, Inc.            268,900                         15,865,100

                                                                  326,820,169

TOTAL ENERGY                                                      570,893,813

FINANCE - 8.6%

BANKS - 0.5%

Chase Manhattan Corp.             839,800                         65,241,963

Mitsui Trust & Banking Co.        11,610,000                      26,241,781
Ltd.

                                                                  91,483,744

CREDIT & OTHER FINANCE - 1.9%

American Express Co.              1,169,300                       194,396,125

Associates First Capital          1,482,600                       40,678,838
Corp. Class A

Citigroup, Inc.                   1,185,550                       65,872,122

Household International, Inc.     1,243,638                       46,325,516

                                                                  347,272,601

FEDERAL SPONSORED CREDIT - 1.9%

Fannie Mae                        3,980,100                       248,507,494

Freddie Mac                       1,969,500                       92,689,594

                                                                  341,197,088

INSURANCE - 2.6%

AFLAC, Inc.                       709,700                         33,488,969

Allmerica Financial Corp.         657,910                         36,596,244

Ambac Financial Group, Inc.       577,500                         30,138,281

American International Group,     2,055,831                       222,286,727
Inc.

CIGNA Corp.                       962,500                         77,541,406

Xl Capital Ltd.                   1,339,200                       69,471,000

                                                                  469,522,627

SECURITIES INDUSTRY - 1.7%

Charles Schwab Corp.              1,951,900                       74,904,163

Daiwa Securities Co. Ltd.         5,334,000                       83,454,659

Nikko Securities Co. Ltd.         5,626,000                       71,178,260

Nomura Securities Co. Ltd.        4,423,000                       79,847,702

                                                                  309,384,784

TOTAL FINANCE                                                     1,558,860,844

HEALTH - 12.6%

DRUGS & PHARMACEUTICALS - 11.6%

Abgenix, Inc. (a)                 20,400                          2,703,000

American Home Products Corp.      2,023,300                       79,793,894

Amgen, Inc. (a)                   2,113,600                       126,948,100

Biogen, Inc. (a)                  948,500                         80,148,250

Bristol-Myers Squibb Co.          4,000,500                       256,782,094

Chiron Corp. (a)                  1,510,770                       64,018,879

Elan Corp. PLC sponsored ADR      2,800,400                       82,611,800
(a)

Eli Lilly & Co.                   4,451,300                       296,011,450

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Genentech, Inc.                   803,200                        $ 108,030,400

Genzyme Corp. - General           1,374,260                       61,841,700
Division

Immunex Corp. (a)                 39,300                          4,303,350

Medimmune, Inc. (a)               322,900                         53,561,038

Merck & Co., Inc.                 3,936,900                       264,018,356

Millennium Pharmaceuticals,       283,500                         34,587,000
Inc. (a)

PE Corp. - Celera Genomics        205,200                         30,574,800
Group (a)

Pfizer, Inc.                      4,395,000                       142,562,813

Quintiles Transnational Corp.     963,800                         18,011,013
(a)

Schering-Plough Corp.             1,472,370                       62,115,609

Takeda Chemical Industries        233,000                         11,513,210
Ltd.

Warner-Lambert Co.                3,780,000                       309,723,750

                                                                  2,089,860,506

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Johnson & Johnson                 1,141,500                       106,302,188

McKesson HBOC, Inc.               1,391,090                       31,386,468

                                                                  137,688,656

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Columbia/HCA Healthcare Corp.     753,200                         22,078,175

Health Management Associates,     804,150                         10,755,506
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             1,527,500                       8,210,313

                                                                  41,043,994

TOTAL HEALTH                                                      2,268,593,156

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 2.8%

General Electric Co.              2,587,700                       400,446,575

Mitsubishi Electric Corp.         10,104,000                      65,250,882

Omnipoint Corp. (a)               434,000                         52,351,250

                                                                  518,048,707

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

ASM Lithography Holding NV (a)    596,200                         67,817,750

TOTAL INDUSTRIAL MACHINERY &                                      585,866,457
EQUIPMENT

MEDIA & LEISURE - 9.7%

BROADCASTING - 6.8%

AT&T Corp. - Liberty Media        1,192,840                       67,693,670
Group Class A (a)

Cablevision Systems Corp.         910,800                         68,765,400
Class A (a)

CBS Corp. (a)                     2,401,827                       153,566,814

Clear Channel Communications,     632,800                         56,477,400
Inc. (a)

Comcast Corp. Class A             3,516,000                       177,777,750
(special)



                                 SHARES                          VALUE (NOTE 1)

Cox Communications, Inc.          2,289,600                      $ 117,914,400
Class A (a)

MediaOne Group, Inc. (a)          2,421,600                       186,009,150

NTL, Inc. (a)                     550,875                         68,721,656

Time Warner, Inc.                 2,685,968                       194,564,807

UnitedGlobalCom, Inc. (a)         1,298,300                       91,692,438

USA Networks, Inc. (a)            703,400                         38,862,850

                                                                  1,222,046,335

ENTERTAINMENT - 0.3%

Royal Caribbean Cruises Ltd.      601,000                         29,636,813

Walt Disney Co.                   1,072,320                       31,365,360

                                                                  61,002,173

LEISURE DURABLES & TOYS - 0.3%

Harley-Davidson, Inc.             702,000                         44,971,875

RESTAURANTS - 2.3%

Brinker International, Inc.       1,793,400                       43,041,600
(a)

Darden Restaurants, Inc.          2,242,800                       40,650,750

McDonald's Corp.                  4,997,700                       201,469,781

Outback Steakhouse, Inc. (a)      1,570,250                       40,728,359

Tricon Global Restaurants,        1,755,760                       67,816,230
Inc. (a)

Wendy's International, Inc.       1,154,000                       23,801,250

                                                                  417,507,970

TOTAL MEDIA & LEISURE                                             1,745,528,353

NONDURABLES - 3.9%

FOODS - 0.6%

American Italian Pasta Co.        642,000                         19,741,500
Class A (a)

Bestfoods                         878,100                         46,155,131

Keebler Foods Co. (a)             768,000                         21,600,000

Nabisco Holdings Corp. Class A    1,018,600                       32,213,225

                                                                  119,709,856

HOUSEHOLD PRODUCTS - 2.5%

Clorox Co.                        1,911,600                       96,296,850

Gillette Co.                      2,291,200                       94,368,800

Procter & Gamble Co.              2,329,100                       255,182,019

                                                                  445,847,669

TOBACCO - 0.8%

Philip Morris Companies, Inc.     6,184,500                       143,403,094

TOTAL NONDURABLES                                                 708,960,619

PRECIOUS METALS - 0.5%

Barrick Gold Corp.                1,434,000                       25,523,951

Homestake Mining Co.              2,249,300                       17,572,656

Newmont Mining Corp.              1,472,000                       36,064,000

Placer Dome, Inc.                 1,426,100                       15,328,579

                                                                  94,489,186

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

RETAIL & WHOLESALE - 6.3%

DRUG STORES - 0.4%

Walgreen Co.                      2,329,560                      $ 68,139,630

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               903,450                         66,347,109

Nordstrom, Inc.                   2,284,300                       59,820,106

Wal-Mart Stores, Inc.             5,393,100                       372,798,038

                                                                  498,965,253

GROCERY STORES - 0.3%

Safeway, Inc. (a)                 1,787,400                       63,564,413

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.8%

Best Buy Co., Inc. (a)            987,200                         49,545,100

Home Depot, Inc.                  5,376,750                       368,643,422

Lowe's Companies, Inc.            324,400                         19,382,900

Tiffany & Co., Inc.               716,000                         63,903,000

                                                                  501,474,422

TOTAL RETAIL & WHOLESALE                                          1,132,143,718

SERVICES - 0.4%

FreeMarkets, Inc.                 175,600                         59,934,475

GetThere.com, Inc.                295,500                         11,893,875

Profit Recovery Group             157,600                         4,186,250
International, Inc. (a)

                                                                  76,014,600

TECHNOLOGY - 37.8%

COMMUNICATIONS EQUIPMENT - 7.6%

ADC Telecommunications, Inc.      1,057,700                       76,749,356
(a)

Advanced Fibre                    1,094,300                       48,901,531
Communications, Inc. (a)

Aspect Communications Corp.       566,600                         22,168,225
(a)

Cisco Systems, Inc. (a)           6,583,550                       705,262,794

Ditech Communications Corp.       142,900                         13,361,150

Lucent Technologies, Inc.         1,150,835                       86,096,843

Nokia AB sponsored ADR            524,900                         99,731,000

Nortel Networks Corp.             849,130                         85,605,592

Telefonaktiebolaget LM            2,380,400                       156,362,525
Ericsson sponsored ADR

Tellabs, Inc. (a)                 1,047,000                       67,204,313

                                                                  1,361,443,329

COMPUTER SERVICES & SOFTWARE
- 14.7%

Adobe Systems, Inc.               567,700                         38,177,825

America Online, Inc. (a)          2,910,900                       219,591,019

Aspect Development, Inc. (a)      183,800                         12,590,300

Automatic Data Processing,        1,661,700                       89,524,088
Inc.

BEA Systems, Inc. (a)             304,800                         21,316,950

BMC Software, Inc. (a)            215,500                         17,226,531

Citrix Systems, Inc. (a)          514,100                         63,234,300

Compuware Corp. (a)               1,291,800                       48,119,550

Concentric Network Corp. (a)      859,600                         26,486,425

DST Systems, Inc. (a)             355,400                         27,121,463

Electronic Arts, Inc. (a)         1,222,100                       102,656,400



                                 SHARES                          VALUE (NOTE 1)

Electronic Data Systems Corp.     1,491,700                      $ 99,850,669

Electronics for Imaging, Inc.     1,067,100                       62,025,188
(a)

Exodus Communications, Inc.       938,500                         83,350,531
(a)

First Data Corp.                  1,313,400                       64,767,038

IMS Health, Inc.                  604,400                         16,432,125

Infonet Services Corp. Class B    1,388,100                       36,437,625

Inktomi Corp. (a)                 717,800                         63,704,750

InsWeb Corp.                      37,200                          950,925

Intertrust Technologies Corp.     332,200                         39,075,025

Intuit, Inc. (a)                  1,396,900                       83,726,694

Legato Systems, Inc. (a)          813,600                         55,985,850

Microsoft Corp. (a)               7,193,523                       839,843,798

New Era of Networks, Inc. (a)     397,000                         18,907,125

Oracle Corp. (a)                  1,533,450                       171,842,241

Redback Networks, Inc.            112,860                         20,032,650

Siebel Systems, Inc. (a)          230,400                         19,353,600

Trans Cosmos, Inc.                177,200                         75,596,088

Verio, Inc. (a)                   1,484,100                       68,546,869

VERITAS Software Corp. (a)        581,850                         83,277,281

Yahoo!, Inc. (a)                  207,300                         89,696,119

                                                                  2,659,447,042

COMPUTERS & OFFICE EQUIPMENT
- 7.7%

Adaptec, Inc. (a)                 936,800                         46,722,900

CDW Computer Centers, Inc. (a)    1,198,600                       94,239,925

Comverse Technology, Inc. (a)     473,100                         68,481,225

Crossroads Systems, Inc.          208,800                         17,643,600

Dell Computer Corp. (a)           2,490,400                       127,010,400

EMC Corp. (a)                     2,504,768                       273,645,904

Gateway, Inc. (a)                 1,129,700                       81,409,006

Hewlett-Packard Co.               1,621,900                       184,795,231

International Business            1,451,100                       156,718,800
Machines Corp.

Network Appliance, Inc. (a)       775,600                         64,423,275

Pitney Bowes, Inc.                946,300                         45,718,119

Ricoh Co. Ltd.                    762,000                         14,360,196

SCI Systems, Inc. (a)             288,500                         23,711,094

Softbank Corp.                    108,900                         104,211,548

Sun Microsystems, Inc. (a)        1,100,800                       85,243,200

                                                                  1,388,334,423

ELECTRONIC INSTRUMENTS - 0.6%

PE Corp. - Biosystems Group       820,800                         98,752,500

Waters Corp. (a)                  214,500                         11,368,500

                                                                  110,121,000

ELECTRONICS - 7.2%

C-Cube Microsystems, Inc. (a)     262,300                         16,328,175

Celestica, Inc. (sub. vtg.)       1,970,200                       110,038,128
(a)

Chartered Semiconduct             795,500                         58,071,500
Manufacturing Ltd. ADR

Flextronics International         658,600                         30,295,600
Ltd. (a)

Harmonic, Inc. (a)                275,800                         26,183,763

Intel Corp.                       3,674,100                       302,424,356

Kyocera Corp.                     412,700                         107,011,255

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Linear Technology Corp.           695,200                        $ 49,750,250

Motorola, Inc.                    1,283,700                       189,024,825

Sanmina Corp. (a)                 633,000                         63,220,875

Solectron Corp. (a)               488,400                         46,459,050

Taiwan Semiconductor              1,086,608                       48,897,360
Manufacturing Co. Ltd.
sponsored ADR (a)

Texas Instruments, Inc.           2,122,200                       205,588,125

Vitesse Semiconductor Corp.       1,006,000                       52,752,125
(a)

                                                                  1,306,045,387

TOTAL TECHNOLOGY                                                  6,825,391,181

TRANSPORTATION - 0.8%

AIR TRANSPORTATION - 0.1%

Preview Travel, Inc. (a)          417,100                         21,741,338

RAILROADS - 0.7%

Burlington Northern Santa Fe      1,209,300                       29,325,525
Corp.

Canadian National Railway Co.     1,630,880                       43,063,258

Union Pacific Corp.               1,007,400                       43,947,825

Wisconsin Central                 947,000                         12,725,313
Transportation Corp. (a)

                                                                  129,061,921

TOTAL TRANSPORTATION                                              150,803,259

UTILITIES - 8.0%

CELLULAR - 2.5%

Aerial Communications, Inc.       306,600                         18,664,275
(a)

China Telecom (Hong Kong)         481,000                         61,838,563
Ltd. sponsored ADR (a)

Mannesmann AG (Reg.)              596,700                         145,318,349

Nextel Communications, Inc.       588,500                         60,689,063
Class A (a)

Sprint Corp. - PCS Group          718,890                         73,686,225
Series 1 (a)

Vodafone AirTouch PLC             1,652,650                       81,806,175
sponsored ADR

                                                                  442,002,650

ELECTRIC UTILITY - 0.8%

AES Corp. (a)                     949,800                         70,997,550

Calpine Corp. (a)                 538,700                         34,476,800

Tokyo Electric Power Co.          1,615,400                       43,309,159

                                                                  148,783,509

TELEPHONE SERVICES - 4.7%

AT&T Corp.                        3,075,150                       156,063,863

DDI Corp.                         5,570                           76,301,371

iBasis, Inc.                      416,900                         11,985,875

MCI WorldCom, Inc. (a)            3,920,205                       208,015,878

McLeodUSA, Inc. Class A (a)       1,640,800                       96,602,100

Metromedia Fiber Network,         1,646,300                       78,919,506
Inc.  Class A (a)



                                 SHARES                          VALUE (NOTE 1)

NEXTLINK Communications, Inc.     982,000                        $ 81,567,375
 Class A (a)

Sprint Corp. - FON Group          756,000                         50,888,250

Time Warner Telecom, Inc.         519,400                         25,937,538

WinStar Communications, Inc.      811,300                         60,746,088
(a)

                                                                  847,027,844

TOTAL UTILITIES                                                   1,437,814,003

TOTAL COMMON STOCKS                                               17,817,585,120
(Cost $11,780,552,884)

CASH EQUIVALENTS - 2.0%



Central Cash Collateral Fund,     143,842,184                     143,842,184
4.97% (b)

Taxable Central Cash Fund,        214,462,104                     214,462,104
5.12% (b)

TOTAL CASH EQUIVALENTS                                            358,304,288
(Cost $358,304,288)

TOTAL INVESTMENT PORTFOLIO -                                      18,175,889,408
100.6%
(Cost $12,138,857,172)

NET OTHER ASSETS - (0.6%)                                         (117,148,114)

NET ASSETS - 100%                                                  $ 18,058,741,294


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE                    PURCHASE COST    SALES COST    DIVIDEND INCOME    VALUE

Coflexip SA sponsored  ADR   $ 4,002,766      $ -           $ 691,321          $ 35,283,000


OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $14,106,368,134 and $11,450,619,296, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,094,413 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $141,285,898. The fund received cash collateral of $143,842,184 which was invested in cash equivalents.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    87.3%

Japan                       5.1

Canada                      2.1

Others (individually less     5.5
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $12,189,282,652. Net unrealized appreciation aggregated $5,986,606,756, of which $6,527,057,005 related to appreciated investment securities and $540,450,249 related to depreciated investment securities.

The fund hereby designates approximately $865,307,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 18,175,889,408
value  (cost
$12,138,857,172) -  See
accompanying schedule

Receivable for investments                   78,976,807
sold

Receivable for fund shares                   20,126,614
sold

Dividends receivable                         9,356,259

Interest receivable                          1,297,709

Other receivables                            919,847

 TOTAL ASSETS                                18,286,566,644

LIABILITIES

Payable for investments       $ 64,490,490
purchased

Payable for fund shares        10,224,589
redeemed

Accrued management fee         8,218,623

Distribution fees payable      68,362

Other payables and  accrued    981,102
expenses

Collateral on securities       143,842,184
loaned,  at value

 TOTAL LIABILITIES                           227,825,350

NET ASSETS                                  $ 18,058,741,294

Net Assets consist of:

Paid in capital                             $ 10,043,852,946

Undistributed net investment                 18,773,383
income

Accumulated undistributed                    1,959,076,077
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  6,037,038,888
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 18,058,741,294

INITIAL CLASS: NET ASSET                     $54.93
VALUE, offering price   and
redemption price per share
 ($17,142,410,791 (divided
by)    312,074,263 shares)

SERVICE CLASS: NET ASSET                     $54.80
VALUE, offering price   and
redemption price per share
 ($916,330,503 (divided by)
 16,719,947 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                                $ 89,360,587
Dividends (including $691,321
received from affiliated
issuers)

Interest                                          21,172,156

Security lending                                  405,124

 TOTAL INCOME                                     110,937,867

EXPENSES

Management fee                   $ 81,026,539

Transfer agent fees               9,312,973

Distribution fees - Service       403,810
Class

Accounting and security           1,027,507
lending fees

Non-interested trustees'          54,092
compensation

Custodian fees and expenses       561,050

Registration fees                 67,365

Audit                             77,212

Legal                             93,177

Miscellaneous                     674,956

 Total expenses before            93,298,681
reductions

 Expense reductions               (2,000,564)     91,298,117

NET INVESTMENT INCOME                             19,639,750

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,028,189,080

 Foreign currency transactions    733,132         2,028,922,212

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,640,512,870

 Assets and liabilities in        (25,287)        2,640,487,583
foreign currencies

NET GAIN (LOSS)                                   4,669,409,795

NET INCREASE (DECREASE) IN                       $ 4,689,049,545
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                                $ 1,991,065
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                               9,499

                                                 $ 2,000,564

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 19,639,750                  $ 18,972,063
income

 Net realized gain (loss)       2,028,922,212                 1,259,813,273

 Change in net unrealized       2,640,487,583                 1,830,051,769
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     4,689,049,545                 3,108,837,105
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (20,716,861)                  (39,552,560)
From net investment income

 From net realized gain         (1,302,572,634)               (1,034,611,705)

 TOTAL DISTRIBUTIONS            (1,323,289,495)               (1,074,164,265)

Share transactions - net        3,313,015,561                 1,616,145,892
increase (decrease)

  TOTAL INCREASE (DECREASE)     6,678,775,611                 3,650,818,732
IN NET ASSETS

NET ASSETS

 Beginning of period            11,379,965,683                7,729,146,951

 End of period (including      $ 18,058,741,294              $ 11,379,965,683
undistributed net investment
income of $18,773,383 and
$18,972,632, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   82,051,942                   $ 3,738,420,624    59,666,196                   $ 2,260,308,481
Class  Sold

  Reinvested                 31,299,165                    1,303,923,236     31,899,319                    1,073,412,088

  Redeemed                   (51,848,071)                  (2,361,030,389)   (49,261,439)                  (1,831,294,638)

  Net increase (decrease)    61,503,036                   $ 2,681,313,471    42,304,076                   $ 1,502,425,931

 Service Class  Sold         14,009,513                   $ 648,480,975      3,032,492                    $ 115,566,215

  Reinvested                 465,535                       19,366,259        22,360                        752,178

  Redeemed                   (792,556)                     (36,145,144)      (71,737)                      (2,598,432)

  Net increase (decrease)    13,682,492                   $ 631,702,090      2,983,115                    $ 113,719,961

Distributions From net                                    $ 20,413,671                                    $ 39,524,864
investment income  Initial
Class

  Service Class                                            303,190                                         27,696

  Total                                                   $ 20,716,861                                    $ 39,552,560

 From net realized gain                                   $ 1,283,509,565                                 $ 1,033,887,224
Initial Class

  Service Class                                            19,063,069                                      724,481

  Total                                                   $ 1,302,572,634                                 $ 1,034,611,705

                                                          $ 1,323,289,495                                 $ 1,074,164,265


FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999          1998          1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 44.87       $ 37.10       $ 31.14      $ 29.20      $ 21.69
period

Income from Investment
Operations

Net investment income             .07 C         .08 C         .20 C        .22          .08

Net realized and unrealized       15.10         12.85         6.91         3.82         7.55
gain (loss)

Total from investment             15.17         12.93         7.11         4.04         7.63
operations

Less Distributions

From net investment income        (.08)         (.19)         (.21)        (.08)        (.12)

From net realized gain            (5.03)        (4.97)        (.94)        (2.02)       -

 Total distributions              (5.11)        (5.16)        (1.15)       (2.10)       (.12)

Net asset value, end of period   $ 54.93       $ 44.87       $ 37.10      $ 31.14      $ 29.20

TOTAL RETURN B, F                 37.44%        39.49%        23.48%       14.71%       35.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,142,411  $ 11,243,824  $ 7,727,132  $ 6,086,424  $ 4,162,702
(000 omitted)

Ratio of expenses to average      .66%          .68%          .69%         .69%         .70%
net assets

Ratio of expenses to average      .65% E        .66% E        .67% E       .67% E       .70%
net assets after expense
reductions

Ratio of net investment           .14%          .21%          .58%         .81%         .37%
income to average net assets

Portfolio turnover                84%           123%          113%         81%          108%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999       1998       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 44.82    $ 37.09    $ 36.92
period

Income from Investment
Operations

Net investment income C           .02        .06        .03

Net realized and unrealized       15.07      12.83      .14
gain (loss)

Total from investment             15.09      12.89      .17
operations

Less Distributions

From net investment income        (.08)      (.19)      -

From net realized gain            (5.03)     (4.97)     -

Total distributions               (5.11)     (5.16)     -

Net asset value, end of period   $ 54.80    $ 44.82    $ 37.09

TOTAL RETURN B, F                 37.29%     39.38%     .46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 916,330  $ 136,142  $ 2,015
(000 omitted)

Ratio of expenses to average      .77%       .80%       .79% A
net assets

Ratio of expenses to average      .75% E     .75% E     .77% A, E
net assets after expense
reductions

Ratio of net investment           .04%       .15%       .70% A
income to average net assets

Portfolio turnover                84%        123%       113%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

F TOTAL RETURNS FOR PERIODS
LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1999

Fidelity VIP: Contrafund -      24.25%       27.73%
"initial class"

S&P 500 (registered trademark)  21.04%       28.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24578.06                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22118.02                    23919.19
  1998/10/31      22844.85                    25864.77
  1998/11/30      24365.61                    27432.44
  1998/12/31      27328.84                    29013.09
  1999/01/31      28894.32                    30226.42
  1999/02/28      27829.69                    29286.98
  1999/03/31      28819.87                    30458.76
  1999/04/30      29437.27                    31638.42
  1999/05/31      28843.17                    30891.44
  1999/06/30      30404.14                    32605.92
  1999/07/31      29903.23                    31587.96
  1999/08/31      29029.55                    31431.60
  1999/09/30      28936.36                    30570.06
  1999/10/31      29996.43                    32504.53
  1999/11/30      31184.63                    33165.35
  1999/12/31      33957.12                    35118.79
IMATRL PRASUN   SHR__CHT 19991231 20000114 110425 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $33,957 - a 239.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,119 - a 251.19% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

McDonald's Corp.                3.6

Time Warner, Inc.               2.9

Microsoft Corp.                 2.5

Cisco Systems, Inc.             2.5

Vodafone AirTouch PLC             2.0
sponsored ADR

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

TECHNOLOGY                      24.5

MEDIA & LEISURE                 15.5

UTILITIES                       13.9

FINANCE                         9.6

HEALTH                          5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks and  equity futures
                        94.9%

                        Bonds 2.3%

                        Short-Term  Investments and
                        Net Other Assets 2.8%


Row: 1, Col: 1, Value: 94.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8

* FOREIGN INVESTMENTS  16.7%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: CONTRAFUND -  24.15%       27.69%
SERVICE CLASS

S&P 500                     21.04%       28.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP II Contrafund - SC      S&P 500
             00470                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21015.07                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24566.88                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22106.84                    23919.19
  1998/10/31      22833.67                    25864.77
  1998/11/30      24354.42                    27432.44
  1998/12/31      27306.48                    29013.09
  1999/01/31      28871.96                    30226.42
  1999/02/28      27807.33                    29286.98
  1999/03/31      28797.53                    30458.76
  1999/04/30      29403.31                    31638.42
  1999/05/31      28809.18                    30891.44
  1999/06/30      30370.22                    32605.92
  1999/07/31      29857.64                    31587.96
  1999/08/31      28995.58                    31431.60
  1999/09/30      28890.73                    30570.06
  1999/10/31      29950.83                    32504.53
  1999/11/30      31127.43                    33165.35
  1999/12/31      33900.01                    35118.79
IMATRL PRASUN   SHR__CHT 19991231 20000114 110513 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Contrafund Portfolio
- Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $33,900 - a 239.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,119 - a 251.19% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

McDonald's Corp.                3.6

Time Warner, Inc.               2.9

Microsoft Corp.                 2.5

Cisco Systems, Inc.             2.5

Vodafone AirTouch PLC             2.0
sponsored ADR

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

TECHNOLOGY                      24.5

MEDIA & LEISURE                 15.5

UTILITIES                       13.9

FINANCE                         9.6

HEALTH                          5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks and  equity futures
                        94.9%

                        Bonds 2.3%

                        Short-Term  Investments and
                        Net Other Assets 2.8%


Row: 1, Col: 1, Value: 94.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8

* FOREIGN INVESTMENTS  16.7%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Will Danoff)

An interview with
Will Danoff,
Portfolio Manager
of Contrafund Portfolio

Q. HOW DID THE FUND PERFORM, WILL?

A. The fund performed well for the 12 months that ended December 31, 1999, posting a higher return than the Standard & Poor's 500 Index, which returned 21.04%.

Q. WHAT FACTORS HELPED THE FUND BEAT ITS BENCHMARK?

A. The fund was able to participate in the technology rally during 1999, and also received strong returns from its holdings in the media and leisure and the telecommunications groups. A de-emphasis on health and finance stocks also helped performance, as those groups endured a very challenging year.

Q. WHAT WAS YOUR STRATEGY WITHIN THE TECHNOLOGY SECTOR DURING THE
PERIOD?

A. The sector exploded during the second half of the year, as global Internet traffic and wireless phone usage surged, and the global economy strengthened. Technology earnings growth accelerated to 28% in 1999, up from less than 10% in 1998 and 1997, and vastly better than the rest of the market's 7% growth rate. I chose to emphasize global networking and software leaders such as Cisco Systems and Microsoft, both of which were very profitable and continued to grow by more than 30% annually. Both companies were top-5 positions at the end of the period and helped performance significantly in 1999.

Q. HOW ABOUT MEDIA AND LEISURE AND TELECOMMUNICATIONS STOCKS?

A. The immense popularity of the Internet filtered into these sectors as well. As the Web grows and enables faster and more convenient distribution of content, traditional media companies should become more valuable. As such, the fund held considerable stakes in leading media companies such as Time Warner, CBS and Viacom, and each performed well. The telecommunications group, meanwhile, benefited from the continued growth in wireless usage, as well as from the huge increase in data traffic - primarily Internet-related - throughout the global telephony network. Worldwide wireless subscribers grew 50% in 1999, and are expected to sustain that growth rate going forward. Data traffic accounts for more than 50% of global traffic already, and is doubling every year. The fund benefited from its investments in Nokia, Motorola and Ericsson, the leading cell phone and wireless infrastructure manufacturers in the world.

Q. DID YOU FOLLOW ANY "OUT OF FAVOR" THEMES DURING THE PERIOD?

A. I increased the fund's Japanese holdings. Entering 1999, Japan had endured a very challenging economic environment. The Nikkei 225 Index peaked at 38,900 in December 1989, and was below 15,000 at the beginning of the period as an ongoing recession crushed corporate profits throughout the 1990s. But by last summer, Japanese companies were trading at half the cash-flow valuations of their U.S. counterparts, Japan's central bank had shifted toward easier monetary policies and Japanese firms were cutting costs aggressively and taking other shareholder-friendly actions. As a result, earnings rebounded throughout 1999 and share prices followed. The fund's positions in Japanese brokers and selected technology companies performed well as a result.

Q. WHERE DID THE FUND'S DISAPPOINTMENTS LIE?

A. The global economy, and particularly the U.S. economy, were much stronger than expected in 1999. I had anticipated faster economic growth, and should have positioned the fund more aggressively with a higher weighting in technology and even lower weightings in defensive areas such as drug, grocery-store and financial stocks. The fund's positions in such steady "defensive" growers as CVS, Safeway and Associates First Capital detracted from performance as the market paid virtually any price in 1999 for accelerating earnings growth, and discarded these steady growers regardless of their low share prices.

Q. WHAT'S YOUR OUTLOOK?

A. I'm concerned about the recent interest-rate tightenings by the U.S. Federal Reserve. With unemployment levels at 30-year lows, the risk of accelerating wage inflation is rising. Higher interest rates should slow the economy and could squeeze corporate profit growth, particularly in the second half of 2000. I expect earnings growth to slow in 2000, and am worried that profits could disappoint even with those expectations. Thus, the fund is positioned more cautiously on economically sensitive sectors than it was a year ago. The fund remains underweighted in technology relative to the S&P 500, and I believe I will find better buying opportunities in the future.

FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

START DATE: January 3, 1995

SIZE: as of December 31, 1999, more than $9.7 billion

MANAGER: Will Danoff, since inception;
joined Fidelity in 1986
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 94.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

Alliant Techsystems, Inc. (a)     83,100                     $ 5,178,169

Boeing Co.                        660,330                     27,444,966

Bombardier, Inc. Class B          366,900                     7,519,586

United Technologies Corp.         241,001                     15,665,065

                                                              55,807,786

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 0.7%

Aventis SA (Germany)              260,982                     15,230,449

Avery Dennison Corp.              122,600                     8,934,475

Geon Co.                          232,700                     7,562,750

H. B. Fuller Co.                  86,463                      4,836,524

Spartech Corp.                    115,600                     3,728,100

Union Carbide Corp.               187,200                     12,495,600

Valspar Corp.                     281,800                     11,800,375

                                                              64,588,273

IRON & STEEL - 0.0%

Cordant Technologies, Inc.        53,800                      1,775,400

METALS & MINING - 0.8%

Alcoa, Inc.                       390,600                     32,419,800

Inco Ltd.                         85,400                      1,983,438

Inco Ltd. Class VBN Shares        45,500                      404,144

Rio Tinto PLC (Reg.)              1,049,608                   25,365,535

The Broken Hill Proprietary       1,664,538                   21,873,123
Co. Ltd.

                                                              82,046,040

PACKAGING & CONTAINERS - 0.2%

Corning, Inc.                     115,100                     14,840,706

PAPER & FOREST PRODUCTS - 0.9%

Bowater, Inc.                     186,300                     10,118,419

Champion International Corp.      523,200                     32,405,700

Georgia-Pacific Corp.             187,200                     9,500,400

Kimberly-Clark Corp.              101,300                     6,609,825

Temple-Inland, Inc.               35,000                      2,307,813

Weyerhaeuser Co.                  365,000                     26,211,563

Willamette Industries, Inc.       12,200                      566,538

                                                              87,720,258

TOTAL BASIC INDUSTRIES                                        250,970,677

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              417,100                     13,790,369

Masco Corp.                       170,900                     4,336,588

                                                              18,126,957

CONSTRUCTION - 0.1%

Ashtead Group PLC                 24,700                      67,078

Jacobs Engineering Group,         214,030                     6,955,975
Inc. (a)

                                                              7,023,053

ENGINEERING - 0.1%

PerkinElmer, Inc.                 315,200                     13,139,900



                                 SHARES                      VALUE (NOTE 1)

REAL ESTATE - 0.0%

ResortQuest International,        192,100                    $ 804,419
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    373,500                     9,197,438

Equity Residential Properties     35,400                      1,511,138
Trust (SBI)

Glenborough Realty Trust,         213,600                     2,856,900
Inc.

                                                              13,565,476

TOTAL CONSTRUCTION & REAL                                     52,659,805
ESTATE

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Danaher Corp.                     734,022                     35,416,562

Gentex Corp. (a)                  176,600                     4,900,650

Midas, Inc.                       333,300                     7,290,938

PACCAR, Inc.                      39,900                      1,768,069

SPX Corp. (a)                     1,051,341                   84,961,495

Toyota Motor Corp.                184,000                     8,911,938

TRW, Inc.                         289,900                     15,056,681

                                                              158,306,333

CONSUMER DURABLES - 0.1%

Blyth Industries, Inc. (a)        69,000                      1,694,813

Boyds Collection, Ltd.            451,600                     3,132,975

Minnesota Mining &                25,100                      2,456,663
Manufacturing Co.

                                                              7,284,451

CONSUMER ELECTRONICS - 0.8%

Harman International              256,200                     14,379,225
Industries, Inc.

Matsushita Electric               99,000                      2,762,100
Industrial Co. Ltd.

Sony Corp.                        221,700                     63,129,076

                                                              80,270,401

HOME FURNISHINGS - 0.2%

Linens'n Things, Inc. (a)         582,100                     17,244,713

Restoration Hardware, Inc. (a)    102,200                     696,238

The Bombay Company, Inc. (a)      602,500                     2,711,250

                                                              20,652,201

TEXTILES & APPAREL - 0.4%

Delta Woodside Industries         88,700                      166,313

Jones Apparel Group, Inc. (a)     375,126                     10,175,293

Pacific Sunwear of                214,900                     6,849,938
California, Inc. (a)

Quiksilver, Inc. (a)              187,100                     2,900,050

Tommy Hilfiger (a)                725,000                     16,901,563

Warnaco Group, Inc. Class A       355,300                     4,374,631

                                                              41,367,788

TOTAL DURABLES                                                307,881,174

ENERGY - 5.0%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               42,200                      1,764,488

ENSCO International, Inc.         14,600                      333,975

Global Marine, Inc. (a)           196,900                     3,273,463

Halliburton Co.                   12,800                      515,200

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Hanover Compressor Co. (a)        53,500                     $ 2,019,625

Schlumberger Ltd.                 64,000                      3,600,000

Smith International, Inc. (a)     7,900                       392,531

Tidewater, Inc.                   30,700                      1,105,200

Transocean Sedco Forex, Inc.      12,390                      417,388

                                                              13,421,870

OIL & GAS - 4.8%

Amerada Hess Corp.                141,200                     8,013,100

Anadarko Petroleum Corp.          135,300                     4,617,113

Atlantic Richfield Co.            252,600                     21,849,900

BP Amoco PLC sponsored ADR        2,593,932                   153,852,592

Canadian Natural Resources        69,170                      1,685,382
Ltd. (a)

Exxon Mobil Corp.                 2,244,571                   180,828,251

Rio Alto Exploration Ltd. (a)     113,900                     1,606,110

Royal Dutch Petroleum Co. (NY     840,700                     50,809,806
Registry Gilder 1.25)

Suncor Energy, Inc.               162,200                     6,771,881

Total Fina SA sponsored ADR       437,223                     30,277,693

Vastar Resources, Inc.            181,200                     10,690,800

                                                              471,002,628

TOTAL ENERGY                                                  484,424,498

FINANCE - 9.6%

BANKS - 2.2%

Bank of New York Co., Inc.        1,345,000                   53,800,000

Chase Manhattan Corp.             411,300                     31,952,869

Fifth Third Bancorp               50,200                      3,683,425

First Security Corp.              63,600                      1,623,788

FleetBoston Financial Corp.       262,228                     9,128,812

HSBC Holdings PLC (United K       1,576,509                   22,504,673
(Reg.)

Lloyds TSB Group PLC              963,600                     12,064,072

M&T Bank Corp.                    7,690                       3,185,583

Marshall & Ilsley Corp.           94,200                      5,916,938

Mellon Financial Corp.            319,900                     10,896,594

Northern Trust Corp.              147,700                     7,828,100

Toronto Dominion Bank             350,500                     9,388,177

Wells Fargo & Co.                 1,083,900                   43,830,206

Zions Bancorp                     64,800                      3,835,350

                                                              219,638,587

CREDIT & OTHER FINANCE - 2.6%

American Express Co.              487,500                     81,046,875

Associates First Capital          3,566,304                   97,850,466
Corp. Class A

Citigroup, Inc.                   1,262,100                   70,125,431

Household International, Inc.     283,500                     10,560,375

                                                              259,583,147

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        1,379,900                   86,157,506



                                 SHARES                      VALUE (NOTE 1)

Freddie Mac                       396,200                    $ 18,646,163

SLM Holding Corp.                 210,700                     8,902,075

                                                              113,705,744

INSURANCE - 1.9%

AFLAC, Inc.                       309,600                     14,609,250

Allstate Corp.                    185,200                     4,444,800

Ambac Financial Group, Inc.       55,500                      2,896,406

American General Corp.            220,100                     16,700,088

American International Group,     732,056                     79,153,555
Inc.

Berkshire Hathaway, Inc.          584                         32,762,400
Class A (a)

Canada Life Financial Corp.       169,200                     2,613,963
(a)

CIGNA Corp.                       43,900                      3,536,694

Marsh & McLennan Companies,       138,400                     13,243,150
Inc.

Mutual Risk Management Ltd.       462,000                     7,767,375

RenaissanceRe Holdings Ltd.       112,000                     4,578,000

Zenith National Insurance         127,700                     2,633,813
Corp.

                                                              184,939,494

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       1,049,100                   35,144,850

SECURITIES INDUSTRY - 1.3%

Daiwa Securities Co. Ltd.         4,107,000                   64,257,271

Nikko Securities Co. Ltd.         2,916,000                   36,892,251

Nomura Securities Co. Ltd.        1,268,000                   22,890,998

                                                              124,040,520

TOTAL FINANCE                                                 937,052,342

HEALTH - 5.7%

DRUGS & PHARMACEUTICALS - 4.5%

Allergan, Inc.                    923,100                     45,924,225

Amgen, Inc. (a)                   611,400                     36,722,213

AstraZeneca Group PLC             85,300                      3,561,274
(United Kingdom)

Biogen, Inc. (a)                  268,500                     22,688,250

Biovail Corp. International       23,700                      2,211,585
(a)

Bristol-Myers Squibb Co.          393,500                     25,257,781

Cephalon, Inc. (a)                49,200                      1,700,475

Chiron Corp. (a)                  16,900                      716,138

Eli Lilly & Co.                   480,900                     31,979,850

Genentech, Inc.                   286,460                     38,528,870

Human Genome Sciences, Inc.       36,600                      5,586,075
(a)

IDEC Pharmaceuticals Corp. (a)    92,300                      9,068,475

Immunex Corp. (a)                 838,790                     91,847,505

Jones Pharma, Inc.                19,300                      838,344

Medimmune, Inc. (a)               169,680                     28,145,670

Merck & Co., Inc.                 309,300                     20,742,431

Pfizer, Inc.                      74,500                      2,416,594

QLT PhotoTherapeutics, Inc.       142,800                     8,390,129
(a)

Schering-Plough Corp.             612,100                     25,822,969

Warner-Lambert Co.                497,545                     40,767,593

                                                              442,916,446

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Baxter International, Inc.        52,900                     $ 3,322,781

Becton, Dickinson & Co.           251,200                     6,719,600

Biomet, Inc.                      166,900                     6,676,000

Boston Scientific Corp. (a)       26,600                      581,875

C. R. Bard, Inc.                  161,700                     8,570,100

Cardinal Health, Inc.             64,455                      3,085,783

Guidant Corp.                     235,900                     11,087,300

Haemonetics Corp. (a)             47,500                      1,131,094

Medtronic, Inc.                   335,800                     12,235,713

Patterson Dental Co. (a)          255,400                     10,886,425

Perrigo Co. (a)                   249,100                     1,992,800

Smith & Nephew PLC                1,482,522                   4,984,713

Stryker Corp.                     89,900                      6,259,288

Sybron International, Inc. (a)    256,100                     6,322,469

Varian Medical Systems, Inc.      254,600                     7,590,263

                                                              91,446,204

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Columbia/HCA Healthcare Corp.     573,600                     16,813,650

Health Management Associates,     187,900                     2,513,163
Inc. Class A (a)

United HealthCare Corp.           98,000                      5,206,250

                                                              24,533,063

TOTAL HEALTH                                                  558,895,713

HOLDING COMPANIES - 0.0%

PartnerRe Ltd.                    42,600                      1,381,838

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

ELECTRICAL EQUIPMENT - 1.5%

Adtran, Inc. (a)                  114,700                     5,899,881

Allen Telecom, Inc. (a)           519,500                     6,006,719

Anixter International, Inc.       159,100                     3,281,438
(a)

C&D Technologies, Inc.            3,900                       165,750

Cymer, Inc. (a)                   17,100                      786,600

General Instrument Corp. (a)      154,400                     13,124,000

Hutchison Whampoa Ltd.            1,615,000                   23,493,177

L-3 Communications Holdings,      77,800                      3,238,425
Inc. (a)

Loral Space & Communications      1,207,833                   29,365,440
Ltd. (a)

Mitsubishi Electric Corp.         335,000                     2,163,405

Rayovac Corp. (a)                 555,250                     10,480,344

Roper Industries, Inc.            176,000                     6,655,000

Siemens AG                        339,800                     43,428,632

                                                              148,088,811

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Exide Corp.                       100                         831

ITT Industries, Inc.              314,000                     10,499,375

Kennametal, Inc.                  36,100                      1,213,863

Mettler-Toledo International,     164,000                     6,262,750
Inc. (a)

MSC Industrial Direct, Inc.       228,000                     3,021,000
(a)



                                 SHARES                      VALUE (NOTE 1)

Sandvik AB Series B               156,900                    $ 5,037,127

Terex Corp. (a)                   127,400                     3,535,350

                                                              29,570,296

TOTAL INDUSTRIAL MACHINERY &                                  177,659,107
EQUIPMENT

MEDIA & LEISURE - 15.5%

BROADCASTING - 8.4%

American Tower Corp. Class A      1,436,950                   43,916,784
(a)

Asia Satellite                    300                         10,500
Telecommunications Holdings
Ltd. sponsored ADR

AT&T Corp.:

( Liberty Media Group Class A     1,089,908                   61,852,279
(a))

( Liberty Media Group Class B     1,700                       116,875
(a))

Capital Radio PLC                 213,884                     5,186,152

CBS Corp. (a)                     2,612,412                   167,031,092

Charter Communications, Inc.      355,000                     7,765,625

Citadel Communications Corp.      100,500                     6,519,938
(a)

Comcast Corp.:

Class A                           48,500                      2,321,938

Class A (special)                 1,432,700                   72,440,894

Cox Communications, Inc.          408,800                     21,053,200
Class A (a)

EchoStar Communications Corp.     57,100                      5,567,250
 Class A (a)

Entercom Communications Corp.     28,600                      1,887,600

Grupo Televisa SA de CV           35,300                      2,409,225
sponsored ADR (a)

Infinity Broadcasting Corp.       2,192,160                   79,328,790
Class A

NTL, Inc. (a)                     44,000                      5,489,000

Primacom AG                       54,476                      3,508,603

SBS Broadcasting SA (a)           247,000                     12,025,813

TCI Satellite Entertainment,      34,400                      550,400
Inc.  Class A (a)

Television Francaise 1 SA         16,105                      8,427,779

Time Warner, Inc.                 3,885,303                   281,441,636

TV Azteca SA de CV sponsored      43,100                      387,900
ADR

United Pan-Europe                 221,800                     28,347,471
Communications NV

UnitedGlobalCom, Inc. (a)         35,400                      2,500,125

Univision Communications,         10,500                      1,072,969
Inc.  Class A (a)

                                                              821,159,838

ENTERTAINMENT - 2.2%

Park Place Entertainment          246,800                     3,085,000
Corp.

Premier Parks, Inc. (a)           1,029,300                   29,721,038

SFX Entertainment, Inc. Class     56,800                      2,055,450
A (a)

Viacom, Inc.:

Class A (a)                       671,400                     40,577,738

Class B (non-vtg.) (a)            2,268,900                   137,126,644

                                                              212,565,870

LEISURE DURABLES & TOYS - 0.2%

Callaway Golf Co.                 200,600                     3,548,113

Harley-Davidson, Inc.             321,700                     20,608,906

                                                              24,157,019

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.0%

Dover Downs Entertainment,        133,200                    $ 2,497,500
Inc.

PUBLISHING - 0.6%

Harte Hanks Communications,       411,600                     8,952,300
Inc.

McGraw-Hill Companies, Inc.       89,200                      5,496,950

Meredith Corp.                    50,600                      2,109,388

Reader's Digest Association,      820,940                     24,012,495
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              72,700                      4,521,031

The New York Times Co. Class A    31,500                      1,547,438

Tribune Co.                       302,243                     16,642,255

                                                              63,281,857

RESTAURANTS - 4.1%

Brinker International, Inc.       313,500                     7,524,000
(a)

CEC Entertainment, Inc. (a)       232,400                     6,594,350

McDonald's Corp.                  8,849,500                   356,745,433

Outback Steakhouse, Inc. (a)      254,550                     6,602,391

Papa John's International,        189,600                     4,941,450
Inc. (a)

Pizzaexpress PLC                  316,100                     3,742,897

PJ America, Inc. (a)(c)           581,700                     9,016,350

Ryan's Family Steak Houses,       188,500                     1,602,250
Inc. (a)

                                                              396,769,121

TOTAL MEDIA & LEISURE                                         1,520,431,205

NONDURABLES - 2.0%

BEVERAGES - 0.1%

Allied Domecq PLC                 1,190,876                   5,890,656

FOODS - 1.2%

American Italian Pasta Co.        31,500                      968,625
Class A (a)

Ben & Jerry's Homemade, Inc.      239,400                     5,955,075
Class A (a)

Booker PLC                        1,866,889                   3,530,856

Earthgrains Co.                   742,600                     11,974,425

General Mills, Inc.               294,800                     10,539,100

H. J. Heinz Co.                   7,500                       298,594

Keebler Foods Co. (a)             768,900                     21,625,313

Kellogg Co.                       334,900                     10,319,106

Quaker Oats Co.                   494,300                     32,438,438

Sysco Corp.                       382,500                     15,132,656

                                                              112,782,188

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               563,200                     18,585,600

Colgate-Palmolive Co.             603,000                     39,195,000

Dial Corp.                        382,700                     9,304,394



                                 SHARES                      VALUE (NOTE 1)

Playtex Products, Inc. (a)        323,000                    $ 4,966,125

Yankee Candle Co., Inc.           84,800                      1,383,300

                                                              73,434,419

TOTAL NONDURABLES                                             192,107,263

PRECIOUS METALS - 0.8%

Anglogold Ltd.                    36,400                      1,874,622

Barrick Gold Corp.                1,874,260                   33,360,196

Franco Nevada Mining Corp.        921,964                     14,115,921
Ltd.

Newmont Mining Corp.              25,900                      634,550

Placer Dome, Inc.                 1,490,045                   16,015,898

Stillwater Mining Co. (a)         348,900                     11,121,188

                                                              77,122,375

RETAIL & WHOLESALE - 5.4%

APPAREL STORES - 0.6%

Abercrombie & Fitch Co. Class     12,500                      333,594
A (a)

AnnTaylor Stores Corp. (a)        73,200                      2,520,825

Charlotte Russe Holding, Inc.     6,800                       142,800

Charming Shoppes, Inc. (a)        1,479,600                   9,802,350

Claire's Stores, Inc.             356,500                     7,976,688

Gap, Inc.                         132,287                     6,085,202

Talbots, Inc.                     158,800                     7,086,450

The Limited, Inc.                 164,500                     7,124,906

TJX Companies, Inc.               763,900                     15,612,206

Urban Outfitters, Inc. (a)        48,200                      1,403,825

                                                              58,088,846

DRUG STORES - 1.5%

CVS Corp.                         3,663,002                   146,291,142

Walgreen Co.                      195,200                     5,709,600

                                                              152,000,742

GENERAL MERCHANDISE STORES -
0.5%

99 Cents Only Stores (a)          23,100                      883,575

Costco Wholesale Corp. (a)        313,800                     28,634,250

Dollar Tree Stores, Inc. (a)      42,800                      2,073,125

Hot Topic, Inc. (a)               46,000                      1,069,500

Ito-Yokado Co. Ltd.               128,000                     13,902,153

Tuesday Morning Corp. (a)         188,600                     3,477,313

Wal-Mart Stores, Inc.             5,900                       407,838

                                                              50,447,754

GROCERY STORES - 0.5%

Fleming Companies, Inc.           477,959                     4,899,080

Loblaw Companies Ltd.             61,900                      1,501,825

Safeway, Inc. (a)                 786,450                     27,968,128

U.S. Foodservice (a)              788,600                     13,209,050

                                                              47,578,083

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Bed Bath & Beyond, Inc. (a)       814,700                     28,310,825

Best Buy Co., Inc. (a)            17,200                      863,225

Boots Co. PLC                     344,155                     3,349,086

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Circuit City Stores, Inc. -       155,000                    $ 6,984,688
Circuit City Group

Good Guys, Inc. (a)               266,700                     2,483,644

Guitar Center, Inc. (a)           147,400                     1,483,213

Home Depot, Inc.                  2,185,990                   149,876,939

Intimate Brands, Inc. Class A     3,600                       155,250

Office Depot, Inc. (a)            1,437,000                   15,717,188

Staples, Inc. (a)                 220,550                     4,576,413

Sunglass Hut International,       802,800                     9,031,500
Inc. (a)

                                                              222,831,971

TOTAL RETAIL & WHOLESALE                                      530,947,396

SERVICES - 2.8%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             99,400                      25,154,413

Interpublic Group of              947,700                     54,670,444
Companies, Inc.

Lamar Advertising Co. Class A     465,800                     28,210,013
(a)

Omnicom Group, Inc.               5,100                       510,000

TMP Worldwide, Inc. (a)           107,000                     15,194,000

WPP Group PLC                     815,840                     12,937,481

Young & Rubicam, Inc.             670,400                     47,430,800

                                                              184,107,151

LEASING & RENTAL - 0.0%

Blockbuster, Inc. Class A         251,900                     3,369,163

PRINTING - 0.0%

Reynolds & Reynolds Co. Class     92,600                      2,083,500
A

SERVICES - 0.9%

ACNielsen Corp. (a)               375,400                     9,244,225

Carlisle Holdings Ltd. (a)        205,500                     2,466,000

Catalina Marketing Corp. (a)      75,900                      8,785,425

Cendant Corp. (a)                 119,500                     3,174,219

CheckFree Holdings Corp. (a)      49,000                      5,120,500

Convergys Corp. (a)               8,500                       261,375

FYI, Inc. (a)                     63,800                      2,169,200

Gartner Group, Inc. Class B       441,543                     6,098,813
(a)

H&R Block, Inc.                   234,800                     10,272,500

NOVA Corp. (a)                    153,700                     4,851,156

Professional Detailing, Inc.      9,500                       284,406
(a)

Robert Half International,        126,300                     3,607,444
Inc. (a)

Teletech Holdings, Inc. (a)       43,000                      1,449,234

Viad Corp.                        885,612                     24,686,435

                                                              82,470,932

TOTAL SERVICES                                                272,030,746

TECHNOLOGY - 24.5%

COMMUNICATIONS EQUIPMENT - 5.1%

ADC Telecommunications, Inc.      530,200                     38,472,638
(a)

Advanced Fibre                    110,000                     4,915,625
Communications, Inc. (a)

AudioCodes Ltd.                   51,100                      4,701,200



                                 SHARES                      VALUE (NOTE 1)

Cisco Systems, Inc. (a)           2,263,100                  $ 242,434,588

Ditech Communications Corp.       7,400                       691,900

Efficient Networks, Inc.          3,287                       223,516

Globalstar Telecommunications     149,600                     6,582,400
Ltd. (a)

InterVoice, Inc. (a)              18,500                      430,125

Lucent Technologies, Inc.         695,700                     52,047,056

Marconi PLC                       620,300                     10,984,742

Metricom, Inc. (a)                56,400                      4,434,450

NEC Corp.                         180,000                     4,288,650

Nokia AB sponsored ADR            250,500                     47,595,000

Nortel Networks Corp.             229,080                     23,094,849

Telefonaktiebolaget LM            278,900                     18,320,244
Ericsson sponsored ADR

Tellabs, Inc. (a)                 520,700                     33,422,431

Terayon Communication             10,300                      646,969
Systems, Inc. (a)

Xircom, Inc. (a)                  78,400                      5,880,000

                                                              499,166,383

COMPUTER SERVICES & SOFTWARE
- 10.4%

24/7 Media, Inc. (a)              64,200                      3,611,250

Adobe Systems, Inc.               329,700                     22,172,325

Affymetrix, Inc. (a)              28,700                      4,870,031

Akamai Technologies, Inc.         9,400                       3,079,675

Amdocs Ltd. (a)                   449,700                     15,514,650

America Online, Inc. (a)          789,600                     59,565,450

Ariba, Inc.                       2,600                       461,175

Automatic Data Processing,        1,564,700                   84,298,213
Inc.

AVT Corp. (a)                     8,000                       376,000

BEA Systems, Inc. (a)             87,900                      6,147,506

Bell & Howell Co. (a)             85,800                      2,729,513

Black Box Corp. (a)               14,500                      971,500

BMC Software, Inc. (a)            46,000                      3,677,125

BroadVision, Inc. (a)             43,500                      7,397,719

Cambridge Technology              260,800                     6,846,000
Partners, Inc. (a)

Ceridian Corp. (a)                1,431,920                   30,875,775

Computer Sciences Corp. (a)       531,800                     50,321,575

Covad Communications Group,       135,650                     7,587,922
Inc.

Dendrite International, Inc.      47,950                      1,624,306
(a)

DSET Corp. (a)                    53,700                      2,007,038

DST Systems, Inc. (a)             71,000                      5,418,188

Electronic Data Systems Corp.     534,700                     35,791,481

Equant NV (Reg.) (a)              175,600                     19,667,200

Fair, Isaac & Co., Inc.           4,500                       238,500

Forsoft Ltd. (a)(c)               831,800                     10,605,450

Foundry Networks, Inc.            4,800                       1,448,100

Go2Net, Inc. (a)                  41,200                      3,584,400

HotJobs.com Ltd.                  46,800                      2,044,575

IMS Health, Inc.                  385,247                     10,473,903

Infonet Services Corp. Class B    207,300                     5,441,625

Informix Corp. (a)                523,200                     5,951,400

InfoSpace.com, Inc.               1,700                       363,800

Intuit, Inc. (a)                  1,125,400                   67,453,663

ISS Group, Inc. (a)               71,100                      5,056,988

J. D. Edwards & Co. (a)           67,700                      2,022,538

Lycos, Inc. (a)                   113,900                     9,062,169

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Micromuse, Inc. (a)               80,100                     $ 13,617,000

Microsoft Corp. (a)               2,080,420                   242,889,035

National Computer Systems,        228,600                     8,601,075
Inc.

National Instrument Corp. (a)     121,700                     4,655,025

NCR Corp. (a)                     238,450                     9,031,294

NetIQ Corp.                       87,500                      4,555,469

Novell, Inc. (a)                  1,700                       67,894

Polycom, Inc. (a)                 235,600                     15,004,775

Proxicom, Inc.                    20,800                      2,585,700

Rational Software Corp. (a)       391,000                     19,207,875

Redback Networks, Inc.            30,600                      5,431,500

SalesLogix Corp.                  36,000                      1,478,250

Software.com, Inc.                18,100                      1,737,600

Sykes Enterprises, Inc. (a)       225,600                     9,898,200

Symantec Corp. (a)                10,300                      603,838

Synopsys, Inc. (a)                36,900                      2,463,075

The Bisys Group (a)               92,400                      6,029,100

TIBCO Software, Inc.              1,700                       260,100

Unisys Corp. (a)                  3,444,258                   110,000,990

Verio, Inc. (a)                   105,300                     4,863,544

VeriSign, Inc. (a)                22,000                      4,200,625

Viant Corp.                       59,800                      5,920,200

Vignette Corp.                    62,590                      10,202,170

Visual Networks, Inc. (a)         76,800                      6,086,400

Yahoo!, Inc. (a)                  52,400                      22,672,825

                                                              1,010,822,287

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Adaptec, Inc. (a)                 49,400                      2,463,825

Alteon Websystems, Inc.           15,500                      1,360,125

Apple Computer, Inc. (a)          187,600                     19,287,625

Canon, Inc.                       95,000                      3,853,438

Comverse Technology, Inc. (a)     22,200                      3,213,450

Dell Computer Corp. (a)           297,800                     15,187,800

EMC Corp. (a)                     413,100                     45,131,175

Hewlett-Packard Co.               577,050                     65,747,634

Hitachi Ltd.                      173,000                     2,800,438

Juniper Networks, Inc.            46,600                      15,844,000

RSA Security, Inc. (a)            18,700                      1,449,250

SanDisk Corp. (a)                 60,800                      5,852,000

Seagate Technology, Inc. (a)      342,100                     15,929,031

Sun Microsystems, Inc. (a)        158,500                     12,273,844

Symbol Technologies, Inc.         581,700                     36,974,306

                                                              247,367,941

ELECTRONIC INSTRUMENTS - 2.1%

Agilent Technologies, Inc.        271,500                     20,990,344

Anadigics, Inc. (a)               21,900                      1,033,406

KLA-Tencor Corp. (a)              30,000                      3,341,250

Novellus Systems, Inc. (a)        6,800                       833,213

PE Corp. - Biosystems Group       793,550                     95,473,984



                                 SHARES                      VALUE (NOTE 1)

Sawtek, Inc. (a)                  17,100                     $ 1,138,219

Teradyne, Inc. (a)                193,100                     12,744,600

Thermo Electron Corp. (a)         1,031,000                   15,465,000

Thermo Instrument Systems,        194,500                     2,163,813
Inc. (a)

Varian, Inc. (a)                  45,800                      1,030,500

Waters Corp. (a)                  985,900                     52,252,700

                                                              206,467,029

ELECTRONICS - 4.4%

Analog Devices, Inc. (a)          238,000                     22,134,000

Atmel Corp. (a)                   327,100                     9,669,894

Broadcom Corp. Class A (a)        61,600                      16,778,300

Brocade Communications            8,600                       1,522,200
Systems, Inc.

Celestica, Inc. (sub. vtg.)       410,400                     22,921,352
(a)

Conexant Systems, Inc. (a)        52,200                      3,464,775

Dallas Semiconductor Corp.        12,800                      824,800

Intel Corp.                       399,180                     32,857,504

JDS Uniphase Corp. (a)            8,600                       1,387,288

KEMET Corp. (a)                   98,200                      4,425,138

Kyocera Corp.                     192,700                     49,966,244

Linear Technology Corp.           269,600                     19,293,250

Micron Technology, Inc. (a)       8,600                       668,650

Motorola, Inc.                    745,200                     109,730,700

National Semiconductor Corp.      214,900                     9,200,406
(a)

PMC-Sierra, Inc. (a)              17,100                      2,741,344

QLogic Corp. (a)                  39,300                      6,283,088

RF Micro Devices, Inc. (a)        12,800                      876,000

Sanmina Corp. (a)                 46,600                      4,654,175

TDK Corp.                         59,000                      8,145,695

Texas Instruments, Inc.           652,400                     63,201,250

Vitesse Semiconductor Corp.       693,300                     36,354,919
(a)

Zoran Corp. (a)                   109,600                     6,110,200

                                                              433,211,172

TOTAL TECHNOLOGY                                              2,397,034,812

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AHL Services, Inc. (a)            79,300                      1,655,388

Continental Airlines, Inc.        89,200                      3,958,250
Class B (a)

Ryanair Holdings PLC              55,200                      3,042,900
sponsored ADR (a)

Southwest Airlines Co.            1,335,687                   21,621,433

                                                              30,277,971

RAILROADS - 0.1%

Canadian National Railway Co.     202,500                     5,346,997

TRUCKING & FREIGHT - 0.5%

American Freightways Corp. (a)    174,300                     2,821,481

C. H. Robinson Worldwide,         470,400                     18,698,400
Inc.

Expeditors International of       75,300                      3,299,081
Washington, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - CONTINUED

Swift Transportation Co.,         1,058,500                  $ 18,656,062
Inc. (a)

United Parcel Service, Inc.       94,400                      6,513,600
Class B

                                                              49,988,624

TOTAL TRANSPORTATION                                          85,613,592

UTILITIES - 13.9%

CELLULAR - 6.4%

Aerial Communications, Inc.       133,200                     8,108,550
(a)

AirGate PCS, Inc.                 9,200                       485,300

ALLTEL Corp.                      354,100                     29,279,644

Centennial Cellular Corp. (a)     800                         66,300

China Telecom (Hong Kong)         1,790,000                   11,506,345
Ltd. (a)

Mannesmann AG (Reg.)              220,084                     53,598,531

Nextel Communications, Inc.       937,500                     96,679,688
Class A (a)

NTT Mobile Communication          433                         16,650,587
Network, Inc.

Orange PLC ADR (a)                161,200                     26,678,600

Partner Communication Co.         349,000                     9,030,375
Ltd. ADR

Sprint Corp. - PCS Group          996,800                     102,172,000
Series 1 (a)

Tele Sudeste Celular              144,900                     5,623,931
Participacoes SA ADR

TeleCorp PCS, Inc.                3,100                       117,800

Telesp Celular Participacoes      249,600                     10,576,800
SA ADR

Telesystem International          102,500                     3,762,183
Wireless, Inc. (sub. vtg.)
(a)

Triton PCS Holdings, Inc.         390,700                     17,776,850
Class A

Vodafone AirTouch PLC             3,952,500                   195,648,750
sponsored ADR

VoiceStream Wireless Corp. (a)    246,050                     35,015,991

Western Wireless Corp. Class A    21,300                      1,421,775

Wireless Facilities, Inc.         101,200                     4,414,850

                                                              628,614,850

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     150,400                     11,242,400

Edison International              29,500                      772,531

Illinova Corp.                    207,000                     7,193,250

Independent Energy Holdings       170,500                     5,679,781
PLC sponsored ADR (a)

                                                              24,887,962

GAS - 0.1%

Dynegy, Inc.                      563,300                     13,695,231

TELEPHONE SERVICES - 7.0%

Allegiance Telecom, Inc. (a)      132,000                     12,177,000

AT&T Corp.                        2,444,022                   124,034,117



                                 SHARES                      VALUE (NOTE 1)

Bell Atlantic Corp.               343,900                    $ 21,171,344

BellSouth Corp.                   876,000                     41,007,750

British Telecommunications PLC    566,446                     13,481,417

Cable & Wireless PLC              400,700                     21,212,056
sponsored ADR

DDI Corp.                         2,217                       30,369,864

Deutsche Telekom AG               54,433                      3,889,284

Energis PLC (a)                   485,135                     23,322,724

Esat Telecom Group PLC            75,700                      6,926,550
sponsored ADR (a)

Global Crossing Ltd. (a)          235,400                     11,770,000

GTE Corp.                         295,300                     20,837,106

Koninklijke KPN NV                5,600                       546,086

MCI WorldCom, Inc. (a)            1,335,091                   70,843,266

McLeodUSA, Inc. Class A (a)       674,200                     39,693,525

NEXTLINK Communications, Inc.     426,100                     35,392,931
 Class A (a)

Nippon Telegraph & Telephone      3,359                       57,517,124
Corp.

Qwest Communications              152,744                     6,567,992
International, Inc. (a)

RCN Corp. (a)                     118,600                     5,752,100

SBC Communications, Inc.          1,639,606                   79,930,793

Telefonica SA sponsored ADR       224,532                     17,695,928

Telefonos de Mexico SA de CV      42,700                      4,803,750
Series L sponsored ADR

Teligent, Inc. Class A (a)        143,800                     8,879,650

Time Warner Telecom, Inc.         47,000                      2,347,063

WinStar Communications, Inc.      271,300                     20,313,588
(a)

                                                              680,483,008

WATER - 0.1%

Vivendi SA (a)                    76,484                      6,900,331

TOTAL UTILITIES                                               1,354,581,382

TOTAL COMMON STOCKS                                           9,256,601,711
(Cost $6,774,814,883)


U.S. TREASURY OBLIGATIONS -
2.3%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at     -        $ 4,100,000                      4,048,873
date of purchase 5.21% to
5.21% 3/30/00 (d)

U.S. Treasury Bonds:

5.5% 8/15/28                      Aaa       29,500,000                      25,157,895

6.125% 11/15/27                   Aaa       63,000,000                      58,629,060

6.375% 8/15/27                    Aaa       66,000,000                      63,391,020

6.5% 11/15/26                     Aaa       20,000,000                      19,500,000

6.75% 8/15/26                     Aaa       9,900,000                       9,946,431

6.875% 8/15/25                    Aaa       36,500,000                      37,178,535

7.625% 2/15/25                    Aaa       9,500,000                       10,528,660

TOTAL U.S. TREASURY OBLIGATIONS                                             228,380,474
(Cost $244,277,498)


CASH EQUIVALENTS - 5.1%

                               SHARES                      VALUE (NOTE 1)

Central Cash Collateral Fund,   153,522,448                $ 153,522,448
4.97% (b)

Taxable Central Cash Fund,      347,412,077                 347,412,077
5.12% (b)

TOTAL CASH EQUIVALENTS                                      500,934,525
(Cost $500,934,525)

TOTAL INVESTMENT PORTFOLIO -       9,985,916,710
102.1%
(Cost $7,520,026,906)

NET OTHER ASSETS - (2.1)%          (205,572,030)

NET ASSETS - 100%                 $ 9,780,344,680


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

54 S&P 500 Stock Index  March 2000           $ 20,036,700                         $ 9,477
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
0.2%

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE                     PURCHASE COST    SALES COST     DIVIDEND INCOME    VALUE

Forsoft Ltd.                  $ -              $ -            $ -                $ 10,605,450

PJ America, Inc.               6,620,658        -              -                  9,016,350

THINK New     Ideas, Inc.      4,396,872        4,906,153      -                  -

TOTALS                        $ 11,017,530     $ 4,906,153    $ -                $ 19,621,800


(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $14,083,874,421 and $12,461,859,475, respectively, of which long-term U.S. government and government agency obligations aggregated $215,338,047 and $119,671,688, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,172,189,323 and $1,169,080,232, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,037,142 for the period.

The fund participated in the security lending program. At period end the value of the securities loaned amounted to $149,787,496. The fund received cash collateral of $153,522,448 which was invested in cash equivalents.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    83.3%

United Kingdom              5.8

Japan                       3.9

Canada                      1.6

Germany                     1.1

Netherlands                 1.0

Others (individually less      3.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $7,608,757,149. Net unrealized appreciation aggregated $2,377,159,561, of which $2,702,180,417 related to appreciated investment securities and $325,020,856 related to depreciated investment securities.

The fund hereby designates approximately $240,382,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           DECEMBER 31, 1999

ASSETS

Investment in securities, at                  $ 9,985,916,710
value  (cost $7,520,026,906)
-  See accompanying schedule

Cash                                           878,201

Foreign currency held at                       251,753
value  (cost $251,721)

Receivable for investments                     38,088,363
sold

Receivable for fund shares                     7,542,705
sold

Dividends receivable                           3,292,399

Interest receivable                            6,853,935

Receivable for daily                           40,263
variation on futures
contracts

Other receivables                              990,508

 TOTAL ASSETS                                  10,043,854,837

LIABILITIES

Payable for investments        $ 103,332,050
purchased

Payable for fund shares         1,809,563
redeemed

Accrued management fee          4,457,922

Distribution fees payable       59,172

Other payables and  accrued     329,002
expenses

Collateral on securities        153,522,448
loaned,  at value

 TOTAL LIABILITIES                             263,510,157

NET ASSETS                                    $ 9,780,344,680

Net Assets consist of:

Paid in capital                               $ 6,122,322,479

Undistributed net investment                   34,775,260
income

Accumulated undistributed                      1,157,349,006
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    2,465,897,935
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                    $ 9,780,344,680

INITIAL CLASS: NET ASSET                       $29.15
VALUE, offering price   and
redemption price per share
($9,005,128,880 (divided by)
   308,882,521 shares)

SERVICE CLASS : NET ASSET                      $29.10
VALUE, offering price   and
redemption price per share
($775,215,800 (divided by)
26,637,837 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                                $ 43,410,388
Dividends

Interest                                          44,468,956

Security lending                                  368,030

 TOTAL INCOME                                     88,247,374

EXPENSES

Management fee                   $ 45,655,867

Transfer agent fees               5,273,108

Distribution fees - Service       353,057
Class

Accounting and security           957,962
lending fees

Non-interested trustees'          22,556
compensation

Custodian fees and expenses       497,401

Registration fees                 121,874

Audit                             49,769

Legal                             53,322

Miscellaneous                     419,654

 Total expenses before            53,404,570
reductions

 Expense reductions               (2,221,270)     51,183,300

NET INVESTMENT INCOME                             37,064,074

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,233,779,064
(including realized loss of
$1,671,175  on sales of
investments in  affiliated
issuers)

 Foreign currency transactions    (55,463)

 Futures contracts                4,830,650       1,238,554,251

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            533,962,994

 Assets and liabilities in        (22,455)
foreign currencies

 Futures contracts                (46,666)        533,893,873

NET GAIN (LOSS)                                   1,772,448,124

NET INCREASE (DECREASE) IN                       $ 1,809,512,198
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Directed                       $ 2,205,203
brokerage arrangements

 Custodian credits                                16,067

                                                 $ 2,221,270

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 37,064,074                  $ 31,078,671
income

 Net realized gain (loss)       1,238,554,251                 176,892,378

 Change in net unrealized       533,893,873                   1,158,422,991
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,809,512,198                 1,366,394,040
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (32,779,255)                  (29,014,734)
From net investment income

 From net realized gain         (240,381,202)                 (213,465,544)

 TOTAL DISTRIBUTIONS            (273,160,457)                 (242,480,278)

Share transactions - net        1,702,847,259                 1,305,641,290
increase (decrease)

  TOTAL INCREASE (DECREASE)     3,239,199,000                 2,429,555,052
IN NET ASSETS

NET ASSETS

 Beginning of period            6,541,145,680                 4,111,590,628

 End of period (including      $ 9,780,344,680               $ 6,541,145,680
undistributed net investment
income of $34,775,260 and
$30,790,900, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   75,689,715                   $ 1,921,467,155    78,130,341                   $ 1,666,803,775
Class  Sold

  Reinvested                 11,119,147                    266,192,366       12,506,721                    242,005,046

  Redeemed                   (39,357,256)                  (1,004,869,657)   (35,242,800)                  (730,882,335)

  Net increase (decrease)    47,451,606                   $ 1,182,789,864    55,394,262                   $ 1,177,926,486

 Service Class  Sold         20,768,738                   $ 530,250,534      6,109,863                    $ 128,808,187

  Reinvested                 291,308                       6,968,091         24,559                        475,234

  Redeemed                   (669,866)                     (17,161,230)      (73,492)                      (1,568,617)

  Net increase (decrease)    20,390,180                   $ 520,057,395      6,060,930                    $ 127,714,804

Distributions From net                                    $ 31,943,084                                    $ 28,957,869
investment income  Initial
Class

  Service Class                                            836,171                                         56,865

  Total                                                   $ 32,779,255                                    $ 29,014,734

 From net realized gain                                   $ 234,249,282                                   $ 213,047,177
Initial Class

  Service Class                                            6,131,920                                       418,367

  Total                                                   $ 240,381,202                                   $ 213,465,544

                                                          $ 273,160,457                                   $ 242,480,278





FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.44      $ 19.94      $ 16.56      $ 13.79      $ 10.00
period

Income from Investment
Operations

Net investment income             .12 C        .13 C        .16 C        .14          .06

Net realized and unrealized       5.59         5.54         3.73         2.76         3.91
gain (loss)

Total from investment             5.71         5.67         3.89         2.90         3.97
operations

Less Distributions

From net investment income        (.12)        (.14)        (.14)        -            (.06)

From net realized gain            (.88)        (1.03)       (.37)        (.13)        (.12)

 Total distributions              (1.00)       (1.17)       (.51)        (.13)        (.18)

Net asset value, end of period   $ 29.15      $ 24.44      $ 19.94      $ 16.56      $ 13.79

TOTAL RETURN B, G                 24.25%       29.98%       24.14%       21.22%       39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,005,129  $ 6,388,592  $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to average      .67%         .70%         .71%         .74%         .72%
net assets

Ratio of expenses to average      .65% F       .66% F       .68% F       .71% F       .72%
net assets after expense
reductions

Ratio of net investment           .48%         .62%         .90%         1.33%        1.07%
income to average net assets

Portfolio turnover                172%         201%         142%         178%         132%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999       1998       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.42    $ 19.93    $ 19.99
period

Income from Investment
Operations

Net investment income C           .10        .11        .03

Net realized and unrealized       5.58       5.55       (.09)
gain (loss)

Total from investment             5.68       5.66       (.06)
operations

Less Distributions

From net investment income        (.12)      (.14)      -

From net realized gain            (.88)      (1.03)     -

Total distributions               (1.00)     (1.17)     -

Net asset value, end of period   $ 29.10    $ 24.42    $ 19.93

TOTAL RETURN B, G                 24.15%     29.94%     (0.30)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 775,216  $ 152,553  $ 3,722
(000 omitted)

Ratio of expenses to average      .78%       .80%       .81% A
net assets

Ratio of expenses to average      .75% F     .75% F     .78% A, F
net assets after expense
reductions

Ratio of net investment           .37%       .53%       1.14% A
income to average net assets

Portfolio turnover                172%       201%       142%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

G TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH OPPORTUNITIES PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: GROWTH        4.27%        21.51%
OPPORTUNITIES - "INITIAL
CLASS"

S&P 500                     21.04%       28.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP III Growth Opp          S&P 500
             00617                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19817.90                    22183.94
  1997/12/31      20367.51                    22564.84
  1998/01/31      20452.07                    22814.41
  1998/02/28      21731.21                    24459.78
  1998/03/31      22407.88                    25712.37
  1998/04/30      22296.95                    25971.03
  1998/05/31      22141.65                    25524.59
  1998/06/30      22674.11                    26561.40
  1998/07/31      22751.76                    26278.52
  1998/08/31      19801.02                    22479.17
  1998/09/30      21021.26                    23919.19
  1998/10/31      22629.74                    25864.77
  1998/11/30      24082.93                    27432.44
  1998/12/31      25380.81                    29013.09
  1999/01/31      25613.76                    30226.42
  1999/02/28      24407.24                    29286.98
  1999/03/31      25024.57                    30458.76
  1999/04/30      26064.88                    31638.42
  1999/05/31      25893.40                    30891.44
  1999/06/30      27025.16                    32605.92
  1999/07/31      26396.40                    31587.96
  1999/08/31      25744.78                    31431.60
  1999/09/30      24864.52                    30570.06
  1999/10/31      25824.81                    32504.53
  1999/11/30      25859.10                    33165.35
  1999/12/31      26465.00                    35118.79
IMATRL PRASUN   SHR__CHT 19991231 20000112 141607 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $26,465 - a 164.65% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,119 - a 251.19% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Fannie Mae                      5.7

FleetBoston Financial Corp.     3.4

Solectron Corp.                 3.3

Freddie Mac                     3.0

Philip Morris Companies, Inc.     2.9

                                 18.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         20.6

TECHNOLOGY                      16.1

HEALTH                          10.5

RETAIL & WHOLESALE              10.1

ENERGY                          7.8

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks 91.9%

                        Bonds 5.9%

                        Short-Term  Investments and
                        Net Other Assets 2.2%


Row: 1, Col: 1, Value: 91.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 5.9
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.2

* FOREIGN INVESTMENTS 6.9%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH OPPORTUNITIES PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: GROWTH        4.18%        21.47%
OPPORTUNITIES -   SERVICE
CLASS

S&P 500                     21.04%       28.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP III Growth Opp - SC     S&P 500
             00491                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31      10060.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10560.00                    10975.77
  1995/04/30      10930.00                    11299.00
  1995/05/31      11440.00                    11750.63
  1995/06/30      11790.00                    12023.59
  1995/07/31      12180.00                    12422.30
  1995/08/31      12260.00                    12453.48
  1995/09/30      12470.00                    12979.01
  1995/10/31      12560.00                    12932.68
  1995/11/30      12920.00                    13500.42
  1995/12/31      13251.81                    13760.44
  1996/01/31      13444.45                    14228.85
  1996/02/29      13434.43                    14360.75
  1996/03/31      13393.72                    14499.04
  1996/04/30      13607.45                    14712.76
  1996/05/31      13912.77                    15092.20
  1996/06/30      14024.73                    15149.70
  1996/07/31      13617.62                    14480.39
  1996/08/31      13699.05                    14785.78
  1996/09/30      14360.59                    15617.92
  1996/10/31      14950.89                    16048.66
  1996/11/30      16080.60                    17261.78
  1996/12/31      15673.50                    16919.83
  1997/01/31      16416.46                    17976.98
  1997/02/28      16573.05                    18117.92
  1997/03/31      15727.48                    17373.45
  1997/04/30      16446.21                    18410.65
  1997/05/31      17513.74                    19531.49
  1997/06/30      18095.06                    20406.50
  1997/07/31      19490.24                    22030.24
  1997/08/31      18750.37                    20796.11
  1997/09/30      19532.52                    21935.11
  1997/10/31      19141.45                    21202.48
  1997/11/30      19828.47                    22183.94
  1997/12/31      20367.51                    22564.84
  1998/01/31      20452.07                    22814.41
  1998/02/28      21731.21                    24459.78
  1998/03/31      22407.88                    25712.37
  1998/04/30      22296.95                    25971.03
  1998/05/31      22130.56                    25524.59
  1998/06/30      22674.11                    26561.40
  1998/07/31      22740.67                    26278.52
  1998/08/31      19789.93                    22479.17
  1998/09/30      21010.16                    23919.19
  1998/10/31      22618.65                    25864.77
  1998/11/30      24071.83                    27432.44
  1998/12/31      25358.62                    29013.09
  1999/01/31      25591.58                    30226.42
  1999/02/28      24385.18                    29286.98
  1999/03/31      25002.24                    30458.76
  1999/04/30      26042.09                    31638.42
  1999/05/31      25859.26                    30891.44
  1999/06/30      26990.53                    32605.92
  1999/07/31      26362.05                    31587.96
  1999/08/31      25710.71                    31431.60
  1999/09/30      24830.83                    30570.06
  1999/10/31      25779.27                    32504.53
  1999/11/30      25813.55                    33165.35
  1999/12/31      26419.18                    35118.79
IMATRL PRASUN   SHR__CHT 19991231 20000112 141707 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $26,419 - a 164.19% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,119 - a 251.19% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Fannie Mae                      5.7

FleetBoston Financial Corp.     3.4

Solectron Corp.                 3.3

Freddie Mac                     3.0

Philip Morris Companies, Inc.     2.9

                                 18.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         20.6

TECHNOLOGY                      16.1

HEALTH                          10.5

RETAIL & WHOLESALE              10.1

ENERGY                          7.8

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks 91.9%

                        Bonds 5.9%

                        Short-Term  Investments and
                        Net Other Assets 2.2%


Row: 1, Col: 1, Value: 91.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 5.9
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.2

* FOREIGN INVESTMENTS 6.9%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH OPPORTUNITIES PORTFOLIO

FUND TALK: THE MANAGERS' OVERVIEW

(photographs of George Vanderheiden and Bettina Doulton)

NOTE TO SHAREHOLDERS: The following is an interview with George
Vanderheiden, Portfolio Manager of Growth Opportunities Portfolio, with additional comments from Bettina Doulton, who became manager of the fund on February 1, 2000.

Q. HOW DID THE FUND PERFORM, GEORGE?

G.V. For the 12-month period ending December 31, 1999, the fund underperformed the Standard & Poor's 500 Index's return of 21.04%.

Q. WHAT WERE THE PRIMARY REASONS FOR THE FUND'S UNDERPERFORMANCE?

G.V. Two explanations spring to mind. First, the fund was considerably underweighted in technology stocks. The S&P 500's tech weighting at the end of the period was nearly twice as much as the fund's. While their valuations were vastly overinflated in my opinion, a small group of technology stocks - such as Microsoft, Intel, Dell and a few others
- continued to drive the performance of the market. I did own positions in most of these, but did not weight them as heavily as the index did.

Q. WHAT ELSE HELD BACK PERFORMANCE?

G.V. The second factor was the fund's value and defensive growth positioning. At the period's outset, I felt value stocks looked attractive relative to growth stocks. This strategy paid off in the second quarter of 1999, as central bank interest-rate easings around the world, recoveries in Asia and Russia, and a rebound in commodity prices - particularly oil - all contributed to a broadening of corporate earnings. Unfortunately for the fund, it remained a very narrow, growth-oriented market for the remainder of the year.

Q. WHAT CAUSED VALUE STOCKS TO LOSE THEIR LUSTER IN THE EYES OF
INVESTORS?

G.V. The U.S. Federal Reserve Board, wary of an overheated domestic economy and impending signs of inflation, hiked short-term interest rates by 0.25 percentage points on June 30, which effectively ended the value and cyclical rally. Two more rate hikes by the same amount, one in August and the other in November, further sealed their demise.

Q. WHAT WAS YOUR STRATEGIC REACTION TO THE FED'S ACTIONS?

G.V. I stopped buying cyclical and value stocks and focused on defensive growth stocks - companies that grow their earnings at a 10% to 15% annual rate, have a reasonable price-to-earnings (P/E) ratio and typically are not really affected by interest rates or recessions. It's a broad category that included financial holdings such as Fannie Mae and Freddie Mac; drug stocks such as Schering-Plough and Eli Lilly; and grocery store chains such as Safeway and Kroger. Unfortunately, not much worked well in 1999 other than technology.

Q. WHAT STOCKS DID WORK WELL FOR THE FUND?

G.V. Not surprisingly, the fund's best performer in 1999 was a technology holding, Solectron, a contract electronic manufacturer to which other technology companies outsource their manufacturing. Strong stock selection in the retail and telecom sectors also helped the fund's overall return. In retail, Home Depot and Wal-Mart were the fund's second- and third-best contributors, respectively, to performance. Each benefited from the strong U.S. economy and consumers' ability to finance home improvements. U.K.-based telecommunications company Vodafone, which enjoyed solid earnings growth, also had a consistent run of outstanding performance.

Q. WHICH HOLDINGS HURT PERFORMANCE?

G.V. Philip Morris, one of the fund's largest positions, was one of its largest relative detractors due to the company's ongoing litigation battles. Despite beating their earnings estimates, Fannie Mae and Freddie Mac, two government-sponsored mortgage companies, also were disappointments. The nervous investor sentiment over rising interest rates that drove down the finance sector in general, also - unjustly, to a degree - drove down the share prices of these two stocks.

Q. TURNING TO YOU, BETTINA, WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

B.D. First, let me say that it's an honor to succeed an icon like George Vanderheiden. He is one of the most respected money managers of all time. Turning back to the market, I think the fundamental outlook for the technology stocks - the enablers of the new economy - remains positive. I expect the effort to upgrade Corporate America's processes via the Internet, be it customer service, sales and marketing, logistics or inventory management, to continue for the next couple of years. Internationally, this trend is just getting started. Meanwhile, I will be searching to find the companies that can emerge as the winners, selecting those that I think can successfully adapt their business models and, thus, demonstrate consistent double-digit earnings growth rates over time.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: to provide capital growth by investing primarily in common stocks
START DATE: January 3, 1995
SIZE: as of December 31, 1999, more than $1.8 billion
MANAGER: Bettina Doulton, since February 2000; joined Fidelity in 1986
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 91.9%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.8%

Boeing Co.                        358,000                    $ 14,879,375

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 0.5%

Cabot Corp.                       112,700                     2,296,263

E. I. du Pont de Nemours and      52,497                      3,458,240
Co.

Engelhard Corp.                   100,100                     1,889,388

Praxair, Inc.                     26,200                      1,318,188

                                                              8,962,079

PACKAGING & CONTAINERS - 0.7%

Owens-Illinois, Inc. (a)          551,500                     13,821,969

PAPER & FOREST PRODUCTS - 0.2%

Bowater, Inc.                     21,200                      1,151,425

Westvaco Corp.                    53,400                      1,742,175

                                                              2,893,600

TOTAL BASIC INDUSTRIES                                        25,677,648

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.1%

Owens Corning                     158,600                     3,062,963

CONSTRUCTION - 1.1%

Centex Corp.                      232,600                     5,742,313

D. R. Horton, Inc.                230,436                     3,182,897

Fleetwood Enterprises, Inc.       109,062                     2,249,404

Kaufman & Broad Home Corp.        196,500                     4,752,844

Lennar Corp.                      205,500                     3,339,375

Pulte Corp.                       17,600                      396,000

Toll Brothers, Inc. (a)           21,800                      406,025

                                                              20,068,858

ENGINEERING - 0.2%

Fluor Corp.                       81,100                      3,720,463

TOTAL CONSTRUCTION & REAL                                     26,852,284
ESTATE

DURABLES - 5.1%

AUTOS, TIRES, & ACCESSORIES -
4.6%

AutoNation, Inc. (a)              630,500                     5,832,125

Cummins Engine Co., Inc.          127,300                     6,150,181

Dana Corp.                        188,200                     5,634,238

Delphi Automotive Systems         295,178                     4,649,054
Corp.

Discount Auto Parts, Inc. (a)     64,000                      1,156,000

Eaton Corp.                       212,450                     15,429,181

General Motors Corp.              496,000                     36,053,000

Lear Corp. (a)                    196,300                     6,281,600

Magna International, Inc.         127,700                     5,415,356
Class A

                                                              86,600,735

TEXTILES & APPAREL - 0.5%

Burlington Industries, Inc.       137,600                     550,400
(a)

Jones Apparel Group, Inc. (a)     38,000                      1,030,750



                                 SHARES                      VALUE (NOTE 1)

Liz Claiborne, Inc.               178,000                    $ 6,697,250

Warnaco Group, Inc. Class A       180,500                     2,222,406

                                                              10,500,806

TOTAL DURABLES                                                97,101,541

ENERGY - 7.8%

ENERGY SERVICES - 0.9%

Baker Hughes, Inc.                36,700                      772,994

Halliburton Co.                   242,000                     9,740,500

McDermott International, Inc.     46,600                      422,313

Schlumberger Ltd.                 92,300                      5,191,875

Transocean Sedco Forex, Inc.      17,869                      601,962

                                                              16,729,644

OIL & GAS - 6.9%

Amerada Hess Corp.                226,900                     12,876,575

Apache Corp.                      24,100                      890,194

BP Amoco PLC sponsored ADR        431,090                     25,569,026

Chevron Corp.                     40,100                      3,473,663

Conoco, Inc. Class B              143,968                     3,581,204

Cooper Cameron Corp. (a)          72,300                      3,538,181

Exxon Mobil Corp.                 342,600                     27,600,713

Occidental Petroleum Corp.        466,400                     10,085,900

Royal Dutch Petroleum Co. (NY     282,300                     17,061,506
Registry Gilder 1.25)

Sunoco, Inc.                      22,500                      528,750

Tosco Corp.                       596,900                     16,228,219

Total Fina SA:

Class B                           6,153                       852,190

sponsored ADR                     94,405                      6,537,546

Union Pacific Resources           63,300                      807,075
Group, Inc.

USX - Marathon Group              35,900                      886,281

                                                              130,517,023

TOTAL ENERGY                                                  147,246,667

FINANCE - 20.6%

BANKS - 5.9%

Bank of America Corp.             454,000                     22,785,125

Bank of Tokyo-Mitsubishi Ltd.     449,000                     6,256,125

Bank of Tokyo-Mitsubishi Ltd.     44,500                      620,219
ADR

Bank One Corp.                    248,410                     7,964,646

Chase Manhattan Corp.             18,600                      1,444,988

Dai-Ichi Kangyo Bank Ltd.         39,000                      364,432

FleetBoston Financial Corp.       1,839,146                   64,025,270

Fuji Bank Ltd.                    39,000                      378,933

Industrial Bank of Japan Ltd.     39,000                      375,881
(IBJ)

Sakura Bank Ltd.                  62,000                      359,139

Sumitomo Bank Ltd.                33,000                      451,732

Wells Fargo & Co.                 164,200                     6,639,838

                                                              111,666,328

CREDIT & OTHER FINANCE - 0.6%

Associates First Capital          191,300                     5,248,794
Corp. Class A

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   64,900                     $ 3,606,006

Concord EFS, Inc. (a)             76,050                      1,958,288

Household International, Inc.     27,200                      1,013,200

                                                              11,826,288

FEDERAL SPONSORED CREDIT - 8.7%

Fannie Mae                        1,731,100                   108,085,540

Freddie Mac                       1,196,500                   56,310,281

                                                              164,395,821

INSURANCE - 4.1%

Allmerica Financial Corp.         74,500                      4,144,063

American International Group,     207,975                     22,487,297
Inc.

CIGNA Corp.                       229,600                     18,497,150

Hartford Life, Inc. Class A       18,800                      827,200

Marsh & McLennan Companies,       900                         86,119
Inc.

MGIC Investment Corp.             477,100                     28,715,456

Travelers Property Casualty       53,200                      1,822,100
Corp.  Class A

                                                              76,579,385

SAVINGS & LOANS - 0.6%

Golden State Bancorp, Inc. (a)    52,800                      910,800

Washington Mutual, Inc.           360,300                     9,367,800

                                                              10,278,600

SECURITIES INDUSTRY - 0.7%

Daiwa Securities Co. Ltd.         72,000                      1,126,497

Kokusai Securities Co. Ltd.       37,000                      579,618

Nomura Securities Co. Ltd.        662,000                     11,950,979

                                                              13,657,094

TOTAL FINANCE                                                 388,403,516

HEALTH - 10.5%

DRUGS & PHARMACEUTICALS - 3.5%

American Home Products Corp.      82,900                      3,269,369

Amgen, Inc. (a)                   136,600                     8,204,538

Bristol-Myers Squibb Co.          10,500                      673,969

Eli Lilly & Co.                   277,300                     18,440,450

Forest Laboratories, Inc. (a)     63,900                      3,925,856

Merck & Co., Inc.                 113,100                     7,584,769

Schering-Plough Corp.             367,100                     15,487,031

Warner-Lambert Co.                93,600                      7,669,350

                                                              65,255,332

MEDICAL EQUIPMENT & SUPPLIES
- 3.7%

Abbott Laboratories               256,900                     9,328,681

AmeriSource Health Corp.          315,800                     4,796,213
Class A (a)

Baxter International, Inc.        48,700                      3,058,969

Biomet, Inc.                      47,200                      1,888,000



                                 SHARES                      VALUE (NOTE 1)

Cardinal Health, Inc.             669,100                    $ 32,033,163

Johnson & Johnson                 211,900                     19,733,188

                                                              70,838,214

MEDICAL FACILITIES MANAGEMENT
- 3.3%

Columbia/HCA Healthcare Corp.     1,371,450                   40,200,628

Lifepoint Hospitals, Inc. (a)     21,018                      248,275

Tenet Healthcare Corp. (a)        520,400                     12,229,400

United HealthCare Corp.           146,200                     7,766,875

Wellpoint Health Networks,        15,000                      989,063
Inc. (a)

                                                              61,434,241

TOTAL HEALTH                                                  197,527,787

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 2.4%

ANTEC Corp. (a)                   5,700                       208,050

Emerson Electric Co.              188,000                     10,786,500

General Electric Co.              116,200                     17,981,950

Koninklijke Philips               68,112                      9,253,509
Electronics NV

Thomas & Betts Corp.              114,100                     3,636,938

W. W. Grainger, Inc.              53,900                      2,577,094

                                                              44,444,041

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Caterpillar, Inc.                 171,300                     8,061,806

Deere & Co.                       43,200                      1,873,800

Illinois Tool Works, Inc.         40,800                      2,756,550

Ingersoll-Rand Co.                60,400                      3,325,775

Parker-Hannifin Corp.             19,500                      1,000,594

                                                              17,018,525

POLLUTION CONTROL - 0.3%

Republic Services, Inc. Class     360,800                     5,186,500
A (a)

Waste Management, Inc.            69,300                      1,191,094

                                                              6,377,594

TOTAL INDUSTRIAL MACHINERY &                                  67,840,160
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 0.9%

AT&T Corp. - Liberty Media        185,622                     10,534,049
Group  Class A (a)

Cox Communications, Inc.          19,300                      993,950
Class A (a)

MediaOne Group, Inc. (a)          76,400                      5,868,475

                                                              17,396,474

ENTERTAINMENT - 0.8%

Cedar Fair LP (depository         3,000                       58,125
unit)

Fox Entertainment Group, Inc.     190,800                     4,758,075
Class A

Royal Carribbean Cruises Ltd.     155,500                     7,668,094

Walt Disney Co.                   48,600                      1,421,550

                                                              13,905,844

LODGING & GAMING - 0.3%

Mirage Resorts, Inc. (a)          393,800                     6,030,063

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.1%

Reader's Digest Association,      87,400                     $ 2,556,450
Inc. Class A (non-vtg.)

RESTAURANTS - 0.8%

McDonald's Corp.                  85,300                      3,438,656

Outback Steakhouse, Inc. (a)      32,400                      840,375

Papa John's International,        88,380                      2,303,404
Inc. (a)

Wendy's International, Inc.       382,200                     7,882,875

                                                              14,465,310

TOTAL MEDIA & LEISURE                                         54,354,141

NONDURABLES - 3.8%

FOODS - 0.5%

Keebler Foods Co. (a)             220,600                     6,204,375

Nabisco Group Holdings Corp.      377,710                     4,013,169

                                                              10,217,544

HOUSEHOLD PRODUCTS - 0.3%

Clorox Co.                        41,700                      2,100,638

Procter & Gamble Co.              25,100                      2,750,019

                                                              4,850,657

TOBACCO - 3.0%

Philip Morris Companies, Inc.     2,393,600                   55,501,600

RJ Reynolds Tobacco Holdings,     48,400                      853,050
Inc.

                                                              56,354,650

TOTAL NONDURABLES                                             71,422,851

RETAIL & WHOLESALE - 10.1%

APPAREL STORES - 0.5%

Gap, Inc.                         56,337                      2,591,502

TJX Companies, Inc.               362,900                     7,416,769

                                                              10,008,271

DRUG STORES - 0.5%

CVS Corp.                         215,900                     8,622,506

GENERAL MERCHANDISE STORES -
1.9%

Saks, Inc. (a)                    124,606                     1,939,181

Wal-Mart Stores, Inc.             489,200                     33,815,950

                                                              35,755,131

GROCERY STORES - 1.0%

Kroger Co. (a)                    238,000                     4,492,250

Safeway, Inc. (a)                 430,400                     15,306,100

                                                              19,798,350

RETAIL & WHOLESALE,
MISCELLANEOUS - 6.2%

Best Buy Co., Inc. (a)            136,600                     6,855,613

Circuit City Stores, Inc. -       327,000                     14,735,438
Circuit City Group

Home Depot, Inc.                  724,200                     49,652,962

Lowe's Companies, Inc.            637,500                     38,090,625



                                 SHARES                      VALUE (NOTE 1)

Office Depot, Inc. (a)            234,400                    $ 2,563,750

Staples, Inc. (a)                 253,925                     5,268,944

                                                              117,167,332

TOTAL RETAIL & WHOLESALE                                      191,351,590

SERVICES - 0.4%

ADVERTISING - 0.2%

Interpublic Group of              13,800                      796,088
Companies, Inc.

Young & Rubicam, Inc.             41,100                      2,907,825

                                                              3,703,913

SERVICES - 0.2%

Cendant Corp. (a)                 28,100                      746,406

Gartner Group, Inc. Class B       24,606                      339,870
(a)

H&R Block, Inc.                   48,900                      2,139,375

                                                              3,225,651

TOTAL SERVICES                                                6,929,564

TECHNOLOGY - 16.1%

COMMUNICATIONS EQUIPMENT - 0.2%

Nokia AB sponsored ADR            24,800                      4,712,000

COMPUTER SERVICES & SOFTWARE
- 3.1%

Automatic Data Processing,        151,100                     8,140,513
Inc.

Black Box Corp. (a)               42,200                      2,827,400

Compuware Corp. (a)               59,700                      2,223,825

Electronics for Imaging, Inc.     46,500                      2,702,813
(a)

First Data Corp.                  87,400                      4,309,913

IMS Health, Inc.                  140,600                     3,822,563

Microsoft Corp. (a)               257,200                     30,028,100

Policy Management Systems         185,500                     4,741,844
Corp. (a)

                                                              58,796,971

COMPUTERS & OFFICE EQUIPMENT
- 4.2%

Compaq Computer Corp.             496,700                     13,441,944

Hewlett-Packard Co.               21,600                      2,461,050

Ingram Micro, Inc. Class A (a)    186,700                     2,450,438

International Business            186,800                     20,174,400
Machines Corp.

SCI Systems, Inc. (a)             378,900                     31,140,844

Tech Data Corp. (a)               293,700                     7,966,613

Xerox Corp.                       31,700                      719,194

                                                              78,354,483

ELECTRONIC INSTRUMENTS - 1.1%

LAM Research Corp. (a)            150,500                     16,790,156

Thermo Electron Corp. (a)         204,200                     3,063,000

                                                              19,853,156

ELECTRONICS - 7.5%

Avnet, Inc.                       153,900                     9,310,950

DII Group, Inc. (a)               51,100                      3,626,503

Flextronics International         122,200                     5,621,200
Ltd. (a)

Intel Corp.                       93,100                      7,663,294

Methode Electronics, Inc.         274,100                     8,805,463
Class A

Microchip Technology, Inc. (a)    62,400                      4,270,500

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Micron Technology, Inc. (a)       164,700                    $ 12,805,425

Molex, Inc. Class A               124,328                     5,625,842

Motorola, Inc.                    80,000                      11,780,000

National Semiconductor Corp.      148,100                     6,340,531
(a)

Samsung Electronics Co. Ltd.      2,800                       655,922

Sanmina Corp. (a)                 39,600                      3,955,050

Solectron Corp. (a)               647,100                     61,555,388

                                                              142,016,068

TOTAL TECHNOLOGY                                              303,732,678

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.7%

AMR Corp. (a)                     355,800                     23,838,600

Delta Air Lines, Inc.             145,300                     7,237,756

Southwest Airlines Co.            31,500                      509,906

                                                              31,586,262

RAILROADS - 0.3%

Burlington Northern Santa Fe      214,900                     5,211,325
Corp.

TRUCKING & FREIGHT - 0.1%

Airborne Freight Corp.            88,900                      1,955,800

TOTAL TRANSPORTATION                                          38,753,387

UTILITIES - 5.3%

CELLULAR - 1.6%

Nextel Communications, Inc.       5,400                       556,875
Class A (a)

Vodafone AirTouch PLC             122,710                     607,414

Vodafone AirTouch PLC             592,700                     29,338,650
sponsored ADR

                                                              30,502,939

ELECTRIC UTILITY - 0.0%

PG&E Corp.                        6,230                       127,715

TELEPHONE SERVICES - 3.7%

AT&T Corp.                        123,735                     6,279,551

Bell Atlantic Corp.               89,462                      5,507,504

BellSouth Corp.                   228,900                     10,715,381

CenturyTel, Inc.                  109,100                     5,168,613

MCI WorldCom, Inc. (a)            435,942                     23,132,172

SBC Communications, Inc.          185,700                     9,052,875

Sprint Corp. - FON Group          148,900                     10,022,831

                                                              69,878,927

TOTAL UTILITIES                                               100,509,581

TOTAL COMMON STOCKS                                           1,732,582,770
(Cost $1,350,160,544)


U.S. TREASURY OBLIGATIONS -
5.9%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. Treasury Bond stripped       Aaa      $ 43,450,000                    $ 11,945,274
principal 0% 2/15/19

U.S. Treasury Bonds:

6.25% 8/15/23                     Aaa       5,453,000                       5,141,143

7.875% 2/15/21                    Aaa       25,700,000                      28,727,717

8.125% 8/15/19                    Aaa       57,340,000                      65,340,650

TOTAL U.S. TREASURY OBLIGATIONS                                             111,154,784
(Cost $116,659,863)


CASH EQUIVALENTS - 2.1%

                               SHARES

Central Cash Collateral Fund,   606,267                       606,267
4.97% (b)

Taxable Central Cash Fund,      39,485,825                    39,485,825
5.12% (b)

TOTAL CASH EQUIVALENTS                                        40,092,092
(Cost $40,092,092)

TOTAL INVESTMENT PORTFOLIO -                                  1,883,829,646
99.9%
(Cost $1,506,912,499)

NET OTHER ASSETS - 0.1%                                       2,534,881

NET ASSETS - 100%                                             $ 1,886,364,527

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $894,724,769 and $745,409,290, respectively, of which long-term U.S. government and government agency obligations aggregated $41,066,453 and $48,055,363, respectively.

The market value of futures contracts opened and closed during the period amounted to $175,738,624 and $182,122,319, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $107,749 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $577,176. The fund received cash collateral of $606,267 which was invested in cash equivalents.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,511,727,227. Net unrealized appreciation aggregated $372,102,419, of which $522,301,635 related to appreciated investment securities and $150,199,216 related to depreciated investment securities.

The fund hereby designates approximately $32,888,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH OPPORTUNITIES PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 1,883,829,646
value  (cost $1,506,912,499)
-  See accompanying schedule

Receivable for investments                   2,148,585
sold

Receivable for fund shares                   535,464
sold

Dividends receivable                         2,740,222

Interest receivable                          2,920,101

Other receivables                            83,824

 TOTAL ASSETS                                1,892,257,842

LIABILITIES

Payable for investments        $ 1,068,695
purchased

Payable for fund shares         3,122,957
redeemed

Accrued management fee          903,886

Distribution fees payable       27,436

Other payables and  accrued     164,074
expenses

Collateral on securities        606,267
loaned,  at value

 TOTAL LIABILITIES                           5,893,315

NET ASSETS                                  $ 1,886,364,527

Net Assets consist of:

Paid in capital                             $ 1,381,964,975

Undistributed net investment                 21,419,780
income

Accumulated undistributed net                106,065,559
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  376,914,213
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 1,886,364,527

INITIAL CLASS: NET ASSET                     $23.15
VALUE, offering price   and
redemption price per share
 ($1,541,587,000 (divided
by)   66,585,864 shares)

SERVICE CLASS: NET ASSET                     $23.12
VALUE, offering price   and
redemption price per share
 ($344,777,527 (divided by)
 14,910,472 shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                               $ 21,477,145
Dividends

Interest                                         13,198,841

Security lending                                 1,906

 TOTAL INCOME                                    34,677,892

EXPENSES

Management fee                   $ 10,735,937

Transfer agent fees               1,224,961

Distribution fees - Service       244,429
Class

Accounting and security           586,991
lending fees

Non-interested trustees'          5,362
compensation

Custodian fees and expenses       90,050

Registration fees                 482

Audit                             34,194

Legal                             15,026

Miscellaneous                     96,513

 Total expenses before            13,033,945
reductions

 Expense reductions               (209,805)      12,824,140

NET INVESTMENT INCOME                            21,853,752

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            108,726,308

 Foreign currency transactions    (3,630)

 Futures contracts                1,116,516      109,839,194

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (54,881,867)

 Assets and liabilities in        (15,036)
foreign currencies

 Futures contracts                (26,196)       (54,923,099)

NET GAIN (LOSS)                                  54,916,095

NET INCREASE (DECREASE) IN                      $ 76,769,847
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                               $ 207,869
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                              1,936

                                                $ 209,805

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 21,853,752                  $ 17,248,593
income

 Net realized gain (loss)       109,839,194                   29,400,065

 Change in net unrealized       (54,923,099)                  261,670,341
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     76,769,847                    308,318,999
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (17,518,652)                  (12,018,174)
From net investment income

 From net realized gain         (32,887,198)                  (41,777,463)

 TOTAL DISTRIBUTIONS            (50,405,850)                  (53,795,637)

Share transactions - net        140,493,459                   436,628,059
increase (decrease)

  TOTAL INCREASE (DECREASE)     166,857,456                   691,151,421
IN NET ASSETS

NET ASSETS

 Beginning of period            1,719,507,071                 1,028,355,650

 End of period (including      $ 1,886,364,527               $ 1,719,507,071
undistributed net investment
income of $21,419,780 and
$17,079,948, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                  YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   14,140,894                   $ 318,792,928    21,572,358                   $ 432,066,063
Class  Sold

  Reinvested                 2,116,413                     45,714,518      2,818,502                     53,495,168

  Redeemed                   (18,293,067)                  (412,962,598)   (8,989,787)                   (178,498,316)

  Net increase (decrease)    (2,035,760)                  $ (48,455,152)   15,401,073                   $ 307,062,915

 Service Class  Sold         9,385,140                    $ 211,858,592    6,428,938                    $ 130,061,772

  Reinvested                 217,292                       4,691,331       15,831                        300,469

  Redeemed                   (1,230,823)                   (27,601,312)    (40,244)                      (797,097)

  Net increase (decrease)    8,371,609                    $ 188,948,611    6,404,525                    $ 129,565,144

Distributions From net                                    $ 15,930,817                                  $ 11,951,048
investment income  Initial
Class

  Service Class                                            1,587,835                                     67,126

  Total                                                   $ 17,518,652                                  $ 12,018,174

 From net realized gain                                   $ 29,783,702                                  $ 41,544,120
Initial Class

  Service Class                                            3,103,496                                     233,343

  Total                                                   $ 32,887,198                                  $ 41,777,463

                                                          $ 50,405,850                                  $ 53,795,637


FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 22.88      $ 19.27      $ 15.40      $ 13.07    $ 10.00
period

Income from Investment
Operations

Net investment income             .27 D        .26 D        .29 D        .26        .11

Net realized and unrealized       .66          4.29         4.18         2.12       3.14
gain (loss)

Total from investment             .93          4.55         4.47         2.38       3.25
operations

Less Distributions

From net investment income        (.23)        (.21)        (.25)        -          (.11)

From net realized gain            (.43)        (.73)        (.35)        (.05)      (.07)

 Total distributions              (.66)        (.94)        (.60)        (.05)      (.18)

Net asset value, end of period   $ 23.15      $ 22.88      $ 19.27      $ 15.40    $ 13.07

TOTAL RETURN B, C                 4.27%        24.61%       29.95%       18.27%     32.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,541,587  $ 1,570,011  $ 1,025,766  $ 383,085  $ 164,303
(000 omitted)

Ratio of expenses to average      .69%         .71%         .74%         .77%       .85% G
net assets

Ratio of expenses to average      .68% H       .70% H       .73% H       .76% H     .83% H
net assets after expense
reductions

Ratio of net investment           1.20%        1.27%        1.68%        2.29%      2.49%
income to average net assets

Portfolio turnover                42%          29%          26%          28%        38%


FINANCIAL HIGHLIGHTS - SERVICE CLASS

YEARS ENDED DECEMBER 31,         1999       1998       1997 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 22.86    $ 19.27    $ 18.50
period

Income from Investment
Operations

Net investment income D           .25        .23        .04

Net realized and unrealized       .66        4.30       .73
gain (loss)

Total from investment             .91        4.53       .77
operations

Less Distributions

From net investment income        (.22)      (.21)      -

From net realized gain            (.43)      (.73)      -

Total distributions               (.65)      (.94)      -

Net asset value, end of period   $ 23.12    $ 22.86    $ 19.27

TOTAL RETURN B, C                 4.18%      24.51%     4.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 344,778  $ 149,496  $ 2,589
(000 omitted)

Ratio of expenses to average      .79%       .80%       .84% A
net assets

Ratio of expenses to average      .78% H     .79% H     .83% A, H
net assets after expense
reductions

Ratio of net investment           1.09%      1.16%      1.72% A
income to average net assets

Portfolio turnover                42%        29%        26%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF SALE
OF INITIAL CLASS SHARES) TO
DECEMBER 31, 1995.

F FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

G FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY VIP INDEX 500          20.52%       28.16%        21.07%

S&P 500 (registered trademark)  21.04%       28.56%        21.45%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP II Index 500            S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
  1998/07/31      30613.17                    31197.16
  1998/08/31      26183.42                    26686.68
  1998/09/30      27866.72                    28396.22
  1998/10/31      30129.49                    30705.97
  1998/11/30      31944.49                    32567.06
  1998/12/31      33819.35                    34443.58
  1999/01/31      35179.40                    35884.01
  1999/02/28      34072.96                    34768.73
  1999/03/31      35443.67                    36159.83
  1999/04/30      36794.90                    37560.30
  1999/05/31      35911.12                    36673.50
  1999/06/30      37892.93                    38708.88
  1999/07/31      36712.12                    37500.39
  1999/08/31      36517.35                    37314.76
  1999/09/30      35506.97                    36291.96
  1999/10/31      37739.55                    38588.52
  1999/11/30      38494.29                    39373.02
  1999/12/31      40758.51                    41692.10
IMATRL PRASUN   SHR__CHT 19991231 20000118 145117 R00000000000092

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $40,759 - a 307.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,692 - a 316.92% increase.

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S  NET ASSETS

Microsoft Corp.                 4.8

General Electric Co.            4.1

Cisco Systems, Inc.             2.8

Wal-Mart Stores, Inc.           2.5

Exxon Mobil Corp.               2.2

Intel Corp.                     2.2

Lucent Technologies, Inc.       1.9

International Business          1.6
Machines Corp.

Citigroup, Inc.                 1.5

America Online, Inc.            1.3

                                24.9

TOP TEN MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

TECHNOLOGY                      28.5

FINANCE                         13.1

UTILITIES                       11.0

HEALTH                          9.1

RETAIL & WHOLESALE              6.6

NONDURABLES                     6.1

INDUSTRIAL MACHINERY &          5.8
EQUIPMENT

ENERGY                          5.4

MEDIA & LEISURE                 4.5

BASIC INDUSTRIES                3.4

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(Photograph with Dean Barr)

An interview with Dean Barr, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Bankers
Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, DEAN?

A. The fund's performance was in line with the S&P's return of 21.04% for the 12-month period ending December 31, 1999. This marks the fifth consecutive year in which the S&P, and hence, the fund, has recorded an annual return of over 20%.

Q. WITH FIVE STRAIGHT YEARS OF RETURNS EXCEEDING 20%, ONE WOULD THINK THAT THE STOCK MARKET IS IN GREAT SHAPE. TRUE?

A. Yes and no. Interestingly, the top 50 stocks in the S&P 500, the so-called "Nifty 50," accounted for 115% of its total return. Meanwhile, the remaining 450 stocks had a cumulative return of -3.13%. Also, one single sector - technology - was responsible for approximately 70% of the S&P's return. This reflects incredibly narrow market breadth. Overall, more stocks fell than rose in 1999. So are the double-digit returns masking a hidden bear market? Some believe so, and that this scenario will lead to more interest rate hikes. Others believe that this is a natural fallout of the "new economy," Internet-centric business and consumer environments. It's too soon to tell how this will play out in 2000, but it will certainly be interesting to watch how the dynamics unfold.

Q. LET'S TALK MORE ABOUT TECHNOLOGY, THE FUND'S AND THE
BENCHMARK'S LARGEST SECTOR WEIGHTING . . .

A. In a year in which "dot.com" became part of our everyday lexicon, technology was paced by the Internet frenzy - from servers to search engines to semiconductors, and pretty much everything else in between. In some cases, tech stocks succeeded almost without reason. Excessive valuations, little to no revenues, questionable fundamentals . . . and yet, they still managed to produce outstanding returns. Overall, however, strong current earnings growth in most issues and potential growth year-over-year is what captured investors' attention and, in their minds, warranted the lofty valuations. The big winners for the fund and the index included Microsoft, the largest holding and single-best performer for each, and other familiar names such as Cisco, Intel, Oracle and Sun Microsystems.

Q. FINANCE REMAINED THE SECOND-LARGEST SECTOR WEIGHTING.
HOW DID THIS GROUP PERFORM IN 1999?

A. Three interest-rate hikes by the Federal Reserve Board were especially detrimental to the finance sector, which typically underperforms in a rising rate environment. Banks were particularly hard hit, and even companies that beat their earnings estimates and demonstrated strong fundamentals - such as government-sponsored mortgage companies Fannie Mae and Freddie Mac - were dragged under. Some areas of the industry did fare well, however, namely consumer finance and credit card companies. Among these, American Express was a true standout. Its credit card business benefited from the vigorous U.S. economic growth, and it implemented one of the best Internet strategies of any traditional bricks-and-mortar enterprise.

Q. HEALTH CARE, ONE OF THE HOTTEST SECTORS IN 1998, COOLED
CONSIDERABLY IN 1999. WHAT HAPPENED?

A. Large-cap pharmaceutical stocks, which drove the sector in '98, were largely responsible for its decline in 1999. Investors became concerned about weaker sales resulting from the potential loss of patent protection for many drugs, possible government regulation of pricing and a poor product pipeline outlook. Names like Pfizer and Eli Lilly fell greatly from their highs. But again, like the finance sector, there were some industries within health care that performed very well - specifically, biotechnology and genomics. These groups experienced waves of investor interest based on their considerable growth prospects.

Q. WHAT OTHER SECTORS OF THE MARKET WERE NOTEWORTHY IN 1999?

A. While utilities underperformed as a category, the wireless and telecommunications subsectors within utilities performed exceptionally well. Driven by the growth of the Internet and the demand for digital voice and data communications, wireless and telecom contributed exceptional returns. One of the most talked-about stocks in 1999, Qualcomm, resides in this sector. Its stock price increased over 1,800% during the year.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A. I don't see the technology juggernaut slowing to a great degree, nor do I see the U.S. economy putting on the brakes anytime soon. Of course, that's fairly dependent upon how hard the Federal Reserve Board steps on them. But if productivity remains strong, pricing remains steady and wage pressures don't come to bear, then I foresee a favorable 2000 for the stock market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: to provide returns that correspond to those of the S&P 500 index

START DATE: August 27, 1992

SIZE: as of December 31, 1999, more than $5.5 billion

MANAGER: Bankers Trust, since 1997
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 98.6%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 1.2%

BFGoodrich Co.                    50,600                     $ 1,391,500

Boeing Co.                        416,868                     17,326,076

Honeywell International, Inc.     352,462                     20,332,652

Lockheed Martin Corp.             182,986                     4,002,819

Northrop Grumman Corp.            30,200                      1,632,688

Rockwell International Corp.      83,700                      4,007,138

Textron, Inc.                     65,500                      5,023,031

United Technologies Corp.         212,000                     13,780,000

                                                              67,495,904

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. Class B              149,900                     3,981,719

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            92,900                      4,900,475

TOTAL AEROSPACE & DEFENSE                                     76,378,098

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         97,400                      3,268,988
Inc.

Ashland, Inc.                     31,500                      1,037,531

Avery Dennison Corp.              49,400                      3,600,025

Dow Chemical Co.                  97,100                      12,974,988

E. I. du Pont de Nemours and      465,779                     30,683,192
Co.

Eastman Chemical Co.              36,375                      1,734,633

Engelhard Corp.                   55,300                      1,043,788

FMC Corp. (a)                     13,900                      796,644

Great Lakes Chemical Corp.        25,200                      962,325

Hercules, Inc.                    45,500                      1,268,313

Monsanto Co.                      286,200                     10,195,875

Pactiv Corp. (a)                  110,700                     1,176,188

PPG Industries, Inc.              74,900                      4,685,931

Praxair, Inc.                     68,000                      3,421,250

Rohm & Haas Co.                   92,936                      3,781,334

Sealed Air Corp. (a)              44,560                      2,308,765

Union Carbide Corp.               61,500                      4,105,125

W. R. Grace & Co. (a)             31,300                      434,288

                                                              87,479,183

IRON & STEEL - 0.1%

Allegheny Technologies, Inc.      40,192                      901,808

Bethlehem Steel Corp. (a)         52,600                      440,525

Nucor Corp.                       48,200                      2,641,963

USX - U.S. Steel Group            41,500                      1,369,500

Worthington Industries, Inc.      38,050                      630,203

                                                              5,983,999

METALS & MINING - 0.5%

Alcan Aluminium Ltd.              103,557                     4,251,943

Alcoa, Inc.                       158,300                     13,138,900

Freeport-McMoRan Copper &         65,700                      1,387,913
Gold, Inc. Class B (a)



                                 SHARES                      VALUE (NOTE 1)

Inco Ltd.                         81,036                     $ 1,882,083

Phelps Dodge Corp.                36,357                      2,440,464

Reynolds Metals Co.               28,300                      2,168,488

                                                              25,269,791

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                        12,530                      493,369

Bemis Co., Inc.                   19,200                      669,600

Corning, Inc.                     112,300                     14,479,681

Crown Cork & Seal Co., Inc.       53,500                      1,197,063

Owens-Illinois, Inc. (a)          63,900                      1,601,494

Tupperware Corp.                  24,400                      413,275

                                                              18,854,482

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               24,200                      980,100

Champion International Corp.      44,900                      2,780,994

Fort James Corp.                  97,900                      2,680,013

Georgia-Pacific Corp.             75,200                      3,816,400

International Paper Co.           186,666                     10,534,962

Kimberly-Clark Corp.              237,832                     15,518,538

Louisiana-Pacific Corp.           52,700                      750,975

Mead Corp.                        44,200                      1,919,938

Potlatch Corp.                    17,300                      772,013

Temple-Inland, Inc.               24,400                      1,608,875

Westvaco Corp.                    38,950                      1,270,744

Weyerhaeuser Co.                  95,000                      6,822,188

Willamette Industries, Inc.       45,300                      2,103,619

                                                              51,559,359

TOTAL BASIC INDUSTRIES                                        189,146,814

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.2%

Armstrong World Industries,       17,800                      594,075
Inc.

Crane Co.                         27,800                      552,525

Fortune Brands, Inc.              80,500                      2,661,531

Huttig Building Products,         6,177                       30,499
Inc. (a)

Masco Corp.                       192,300                     4,879,613

Owens Corning                     24,400                      471,225

Sherwin-Williams Co.              78,700                      1,652,700

Vulcan Materials Co.              43,500                      1,737,281

Water Pik Technologies, Inc.      4,019                       38,432
(a)

                                                              12,617,881

CONSTRUCTION - 0.0%

Centex Corp.                      26,300                      649,281

Fleetwood Enterprises, Inc.       14,800                      305,250

Kaufman & Broad Home Corp.        21,700                      524,869

Pulte Corp.                       16,700                      375,750

                                                              1,855,150

ENGINEERING - 0.1%

Fluor Corp.                       33,300                      1,527,638

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - CONTINUED

Foster Wheeler Corp.              19,400                     $ 172,175

PerkinElmer, Inc.                 19,400                      808,738

                                                              2,508,551

TOTAL CONSTRUCTION & REAL                                     16,981,582
ESTATE

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
1.4%

AutoZone, Inc. (a)                60,850                      1,966,216

Cooper Tire & Rubber Co.          35,300                      549,356

Cummins Engine Co., Inc.          15,800                      763,338

Dana Corp.                        72,666                      2,175,438

Danaher Corp.                     62,100                      2,996,325

Delphi Automotive Systems         255,535                     4,024,676
Corp.

Eaton Corp.                       31,400                      2,280,425

Ford Motor Co.                    535,000                     28,589,063

General Motors Corp.              285,078                     20,721,607

Genuine Parts Co.                 76,450                      1,896,916

Goodyear Tire & Rubber Co.        68,300                      1,925,206

Johnson Controls, Inc.            34,200                      1,945,125

NACCO Industries, Inc. Class A    2,600                       144,463

Navistar International Corp.      28,870                      1,367,716
(a)

PACCAR, Inc.                      36,090                      1,599,238

Pep Boys-Manny, Moe & Jack        22,200                      202,575

TRW, Inc.                         53,300                      2,768,269

                                                              75,915,952

CONSUMER DURABLES - 0.3%

Minnesota Mining &                179,800                     17,597,925
Manufacturing Co.

Snap-On, Inc.                     27,300                      725,156

                                                              18,323,081

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              48,400                      2,528,900

Maytag Corp.                      38,600                      1,852,800

Whirlpool Corp.                   29,800                      1,938,863

                                                              6,320,563

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             86,300                      1,850,056

Newell Rubbermaid, Inc.           120,993                     3,508,797

                                                              5,358,853

TEXTILES & APPAREL - 0.2%

Liz Claiborne, Inc.               27,500                      1,034,688

NIKE, Inc. Class B                128,300                     6,358,869

Reebok International Ltd. (a)     24,800                      203,050

Russell Corp.                     15,200                      254,600

Springs Industries, Inc.          7,900                       315,506
Class A

VF Corp.                          51,900                      1,557,000

                                                              9,723,713

TOTAL DURABLES                                                115,642,162



                                 SHARES                      VALUE (NOTE 1)

ENERGY - 5.4%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                141,330                    $ 2,976,763

Halliburton Co.                   200,800                     8,082,200

McDermott International, Inc.     24,200                      219,313

Rowan Companies, Inc. (a)         36,200                      785,088

Schlumberger Ltd.                 242,800                     13,657,500

Transocean Sedco Forex, Inc.      92,306                      3,109,558

                                                              28,830,422

OIL & GAS - 4.9%

Amerada Hess Corp.                41,000                      2,326,750

Anadarko Petroleum Corp.          53,900                      1,839,338

Apache Corp.                      47,000                      1,736,063

Atlantic Richfield Co.            143,900                     12,447,350

Burlington Resources, Inc.        85,257                      2,818,810

Chevron Corp.                     290,700                     25,181,888

Conoco, Inc. Class B              277,331                     6,898,609

Exxon Mobil Corp.                 1,529,733                   123,239,115

Kerr-McGee Corp.                  39,894                      2,473,428

Occidental Petroleum Corp.        150,000                     3,243,750

Phillips Petroleum Co.            108,000                     5,076,000

Royal Dutch Petroleum Co.         949,775                     57,402,027
(NY Registry Gilder 1.25)

Sunoco, Inc.                      42,000                      987,000

Texaco, Inc.                      246,200                     13,371,738

The Coastal Corp.                 93,100                      3,299,231

Tosco Corp.                       67,200                      1,827,000

Union Pacific Resources           107,212                     1,366,953
Group, Inc.

Unocal Corp.                      104,150                     3,495,534

USX - Marathon Group              130,200                     3,214,313

                                                              272,244,897

TOTAL ENERGY                                                  301,075,319

FINANCE - 13.1%

BANKS - 4.9%

AmSouth Bancorp.                  155,500                     3,003,094

Bank of America Corp.             756,140                     37,948,776

Bank of New York Co., Inc.        323,800                     12,952,000

Bank One Corp.                    507,999                     16,287,718

BB&T Corp.                        129,300                     3,539,588

Capital One Financial Corp.       90,800                      4,375,425

Chase Manhattan Corp.             365,646                     28,406,124

Comerica, Inc.                    81,900                      3,823,706

Fifth Third Bancorp               136,725                     10,032,197

First Union Corp.                 427,145                     14,015,695

Firstar Corp.                     439,642                     9,287,437

FleetBoston Financial Corp.       411,483                     14,324,752

Huntington Bancshares, Inc.       98,104                      2,342,233

J. P. Morgan & Co., Inc.          78,400                      9,927,400

KeyCorp                           198,114                     4,383,272

Mellon Financial Corp.            228,300                     7,776,469

National City Corp.               279,242                     6,614,545

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Northern Trust Corp.              98,600                     $ 5,225,800

PNC Financial Corp.               133,200                     5,927,400

Regions Financial Corp.           91,600                      2,301,450

Republic of New York Corp.        46,800                      3,369,600

SouthTrust Corp.                  79,600                      3,009,875

State Street Corp.                67,900                      4,960,944

Summit Bancorp                    79,700                      2,440,813

SunTrust Banks, Inc.              142,800                     9,826,425

Synovus Finanical Corp.           105,000                     2,086,875

U.S. Bancorp                      333,351                     7,937,921

Union Planters Corp.              56,700                      2,236,106

Wachovia Corp.                    88,800                      6,038,400

Wells Fargo & Co.                 727,400                     29,414,238

                                                              273,816,278

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              198,279                     32,963,884

Associates First Capital          325,148                     8,921,248
Corp. Class A

Citigroup, Inc.                   1,493,429                   82,978,649

Countrywide Credit                49,400                      1,247,350
Industries, Inc.

Household International, Inc.     208,182                     7,754,780

MBNA Corp.                        359,325                     9,791,606

Old Kent Financial Corp.          54,600                      1,931,475

Providian Financial Corp.         63,300                      5,764,256

                                                              151,353,248

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        457,700                     28,577,644

Freddie Mac                       310,400                     14,608,200

SLM Holding Corp.                 70,100                      2,961,725

                                                              46,147,569

INSURANCE - 3.0%

Aetna, Inc.                       67,200                      3,750,600

AFLAC, Inc.                       120,200                     5,671,938

Allstate Corp.                    356,742                     8,561,808

American General Corp.            109,452                     8,304,670

American International Group,     685,812                     74,153,423
Inc.

Aon Corp.                         108,025                     4,321,000

CIGNA Corp.                       83,000                      6,686,688

Cincinnati Financial Corp.        68,500                      2,136,344

Conseco, Inc.                     141,716                     2,533,174

Hartford Financial Services       98,500                      4,666,438
Group, Inc.

Jefferson-Pilot Corp.             46,400                      3,166,800

Lincoln National Corp.            87,300                      3,492,000

Loews Corp.                       45,700                      2,773,419

Marsh & McLennan Companies,       121,050                     11,582,972
Inc.

MBIA, Inc.                        42,400                      2,239,250

MGIC Investment Corp.             46,300                      2,786,681

Progressive Corp.                 30,800                      2,252,250

SAFECO Corp.                      57,600                      1,432,800



                                 SHARES                      VALUE (NOTE 1)

St. Paul Companies, Inc. (The)    113,192                    $ 3,813,156

The Chubb Corp.                   79,900                      4,499,369

Torchmark Corp.                   56,800                      1,650,750

UnumProvident Corp.               100,838                     3,233,118

                                                              163,708,648

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       77,400                      2,592,900

Washington Mutual, Inc.           258,562                     6,722,612

                                                              9,315,512

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              367,300                     14,095,138

Franklin Resources, Inc.          107,000                     3,430,688

Kansas City Southern              46,500                      3,470,063
Industries, Inc.

Lehman Brothers Holdings,         52,000                      4,403,750
Inc.

Merrill Lynch & Co., Inc.         158,400                     13,226,400

Morgan Stanley Dean Witter &      246,656                     35,210,144
Co.

PaineWebber Group, Inc.           69,300                      2,689,706

T. Rowe Price Associates,         65,300                      2,412,019
Inc.

The Bear Stearns Companies,       49,497                      2,115,997
Inc.

                                                              81,053,905

TOTAL FINANCE                                                 725,395,160

HEALTH - 9.1%

DRUGS & PHARMACEUTICALS - 6.2%

Allergan, Inc.                    62,400                      3,104,400

ALZA Corp. Class A. (a)           42,300                      1,464,638

American Home Products Corp.      583,400                     23,007,838

Amgen, Inc. (a)                   452,500                     27,178,281

Bausch & Lomb, Inc.               23,500                      1,608,281

Bristol-Myers Squibb Co.          878,600                     56,395,138

Eli Lilly & Co.                   482,992                     32,118,968

Merck & Co., Inc.                 1,035,300                   69,429,806

Pfizer, Inc.                      1,721,500                   55,841,156

Pharmacia & Upjohn, Inc.          226,260                     10,181,700

Quintiles Transnational Corp.     51,700                      966,144
(a)

Schering-Plough Corp.             655,600                     27,658,125

Sigma-Aldrich Corp.               43,400                      1,304,713

Warner-Lambert Co.                382,000                     31,300,125

Watson Pharmaceuticals, Inc.      39,400                      1,411,013
(a)

                                                              342,970,326

MEDICAL EQUIPMENT & SUPPLIES
- 2.5%

Abbott Laboratories               685,600                     24,895,850

Baxter International, Inc.        124,500                     7,820,156

Becton, Dickinson & Co.           110,900                     2,966,575

Biomet, Inc.                      60,600                      2,424,000

Boston Scientific Corp. (a)       195,000                     4,265,625

C. R. Bard, Inc.                  29,200                      1,547,600

Cardinal Health, Inc.             123,650                     5,919,744

Guidant Corp.                     137,700                     6,471,900

Johnson & Johnson                 615,900                     57,355,688

Mallinckrodt, Inc.                30,200                      960,738

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

McKesson HBOC, Inc.               119,048                    $ 2,686,021

Medtronic, Inc.                   515,300                     18,776,244

Millipore Corp.                   18,800                      726,150

Pall Corp.                        53,300                      1,149,281

St. Jude Medical, Inc. (a)        34,229                      1,050,402

                                                              139,015,974

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     248,912                     7,296,233

HEALTHSOUTH Corp. (a)             223,800                     1,202,925

Humana, Inc. (a)                  70,700                      578,856

Manor Care, Inc. (a)              46,200                      739,200

Tenet Healthcare Corp. (a)        131,100                     3,080,850

United HealthCare Corp.           78,800                      4,186,250

Wellpoint Health Networks,        28,500                      1,879,219
Inc. (a)

                                                              18,963,533

TOTAL HEALTH                                                  500,949,833

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

ELECTRICAL EQUIPMENT - 4.5%

Emerson Electric Co.              192,400                     11,038,950

General Electric Co.              1,453,300                   224,898,175

General Instrument Corp. (a)      77,400                      6,579,000

Scientific-Atlanta, Inc.          34,900                      1,941,313

Teledyne Technologies, Inc.       11,483                      108,371
(a)

Thomas & Betts Corp.              23,800                      758,625

W. W. Grainger, Inc.              40,400                      1,931,625

                                                              247,256,059

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Briggs & Stratton Corp.           10,000                      536,250

Caterpillar, Inc.                 161,900                     7,619,419

Cooper Industries, Inc.           40,146                      1,623,404

Deere & Co.                       101,500                     4,402,563

Dover Corp.                       91,200                      4,138,200

Illinois Tool Works, Inc.         125,800                     8,499,363

Ingersoll-Rand Co.                72,400                      3,986,525

ITT Industries, Inc.              41,400                      1,384,313

Milacron, Inc.                    12,800                      196,800

Parker-Hannifin Corp.             46,125                      2,366,789

The Stanley Works                 37,800                      1,138,725

Timken Co.                        23,784                      486,085

Tyco International Ltd.           747,142                     29,045,145

                                                              65,423,581

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     75,300                      663,581
(a)

Waste Management, Inc.            282,709                     4,859,061

                                                              5,522,642

TOTAL INDUSTRIAL MACHINERY &                                  318,202,282
EQUIPMENT



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.1%

CBS Corp. (a)                     337,608                    $ 21,585,812

Clear Channel Communications,     152,600                     13,619,550
Inc. (a)

Comcast Corp. Class A             334,600                     16,918,213
(special)

MediaOne Group, Inc. (a)          273,700                     21,023,581

Time Warner, Inc.                 569,840                     41,277,785

                                                              114,424,941

ENTERTAINMENT - 1.1%

Carnival Corp.                    273,900                     13,095,844

Viacom, Inc. Class B              307,000                     18,554,313
(non-vtg.) (a)

Walt Disney Co.                   916,600                     26,810,550

                                                              58,460,707

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   39,800                      885,550

Hasbro, Inc.                      85,675                      1,633,180

Mattel, Inc.                      199,176                     2,614,185

                                                              5,132,915

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      46,100                      1,218,769
(a)

Hilton Hotels Corp.               187,700                     1,806,613

Marriott International, Inc.      102,700                     3,241,469
Class A

Mirage Resorts, Inc. (a)          88,800                      1,359,750

                                                              7,626,601

PUBLISHING - 0.6%

American Greetings Corp.          37,600                      888,300
Class A

Dow Jones & Co., Inc.             32,300                      2,196,400

Gannet Co., Inc.                  124,900                     10,187,156

Harcourt General, Inc.            26,100                      1,050,525

Knight-Ridder, Inc.               40,000                      2,380,000

McGraw-Hill Companies, Inc.       86,600                      5,336,725

Meredith Corp.                    22,400                      933,800

The New York Times Co. Class A    77,800                      3,821,925

Times Mirror Co. Class A          30,900                      2,070,300

Tribune Co.                       105,200                     5,792,575

                                                              34,657,706

RESTAURANTS - 0.5%

Darden Restaurants, Inc.          58,300                      1,056,688

McDonald's Corp.                  604,900                     24,385,031

Tricon Global Restaurants,        68,510                      2,646,199
Inc. (a)

Wendy's International, Inc.       52,600                      1,084,875

                                                              29,172,793

TOTAL MEDIA & LEISURE                                         249,475,663

NONDURABLES - 6.1%

BEVERAGES - 2.1%

Adolph Coors Co. Class B          15,400                      808,500

Anheuser-Busch Companies,         208,500                     14,777,438
Inc.

Brown-Forman Corp. Class B        25,300                      1,448,425

Coca-Cola Enterprises, Inc.       181,600                     3,654,700

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

PepsiCo, Inc.                     644,800                    $ 22,729,200

Seagram Co. Ltd.                  194,100                     8,660,507

The Coca-Cola Co.                 1,094,000                   63,725,500

                                                              115,804,270

FOODS - 1.2%

Archer-Daniels-Midland Co.        262,528                     3,199,560

Bestfoods                         124,600                     6,549,288

Campbell Soup Co.                 186,700                     7,222,956

ConAgra, Inc.                     207,700                     4,686,231

General Mills, Inc.               135,100                     4,829,825

H. J. Heinz Co.                   160,050                     6,371,991

Hershey Foods Corp.               59,200                      2,812,000

Kellogg Co.                       172,200                     5,305,913

Nabisco Group Holdings Corp.      157,200                     1,670,250

Quaker Oats Co.                   64,200                      4,213,125

Ralston Purina Co.                142,500                     3,972,188

Sara Lee Corp.                    386,200                     8,520,538

Sysco Corp.                       147,800                     5,847,338

Wm. Wrigley Jr. Co.               58,400                      4,843,550

                                                              70,044,753

HOUSEHOLD PRODUCTS - 2.3%

Alberto-Culver Co. Class B        16,000                      413,000

Avon Products, Inc.               118,300                     3,903,900

Clorox Co.                        104,700                     5,274,263

Colgate-Palmolive Co.             257,500                     16,737,500

Gillette Co.                      475,100                     19,568,181

International Flavors &           43,500                      1,642,125
Fragrances, Inc.

Procter & Gamble Co.              582,100                     63,776,331

Unilever NV (NY Shares)           268,752                     14,630,187

                                                              125,945,487

TOBACCO - 0.5%

Philip Morris Companies, Inc.     1,048,000                   24,300,500

RJ Reynolds Tobacco Holdings,     1                           18
Inc.

UST, Inc.                         80,300                      2,022,556

                                                              26,323,074

TOTAL NONDURABLES                                             338,117,584

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                170,900                     3,041,871

Homestake Mining Co.              100,800                     787,500

Newmont Mining Corp.              77,265                      1,892,993

Placer Dome, Inc.                 152,000                     1,633,787

                                                              7,356,151

RETAIL & WHOLESALE - 6.6%

APPAREL STORES - 0.5%

Gap, Inc.                         382,875                     17,612,250



                                 SHARES                      VALUE (NOTE 1)

The Limited, Inc.                 105,740                    $ 4,579,864

TJX Companies, Inc.               136,100                     2,781,544

                                                              24,973,658

DRUG STORES - 0.4%

CVS Corp.                         174,900                     6,985,069

Longs Drug Stores Corp.           16,500                      425,906

Rite Aid Corp.                    129,700                     1,451,019

Walgreen Co.                      449,200                     13,139,100

                                                              22,001,094

GENERAL MERCHANDISE STORES -
3.4%

Consolidated Stores Corp. (a)     46,300                      752,375

Costco Wholesale Corp. (a)        98,539                      8,991,684

Dayton Hudson Corp.               193,900                     14,239,531

Dillards, Inc. Class A            43,900                      886,231

Dollar General Corp.              104,193                     2,370,391

Federated Department Stores,      88,800                      4,489,950
Inc. (a)

JCPenney Co., Inc.                111,500                     2,223,031

Kmart Corp. (a)                   208,700                     2,100,044

Kohls Corp. (a)                   79,500                      5,738,906

Nordstrom, Inc.                   64,700                      1,694,331

Sears, Roebuck & Co.              169,800                     5,168,288

The May Department Stores Co.     154,900                     4,995,525

Wal-Mart Stores, Inc.             1,971,100                   136,252,288

                                                              189,902,575

GROCERY STORES - 0.4%

Albertson's, Inc.                 193,681                     6,246,212

Great Atlantic & Pacific Tea,     16,200                      451,575
Inc.

Kroger Co. (a)                    364,200                     6,874,275

Safeway, Inc. (a)                 227,800                     8,101,138

SUPERVALU, Inc.                   49,600                      992,000

Winn-Dixie Stores, Inc.           60,500                      1,448,219

                                                              24,113,419

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.9%

Bed Bath & Beyond, Inc. (a)       60,300                      2,095,425

Best Buy Co., Inc. (a)            92,500                      4,642,344

Circuit City Stores, Inc. -       89,700                      4,042,106
Circuit City Group

Home Depot, Inc.                  1,019,850                   69,923,466

IKON Office Solutions, Inc.       57,400                      391,038

Lowe's Companies, Inc.            177,400                     10,599,650

Office Depot, Inc. (a)            180,400                     1,973,125

Staples, Inc. (a)                 215,150                     4,464,363

Tandy Corp.                       83,700                      4,116,994

Toys 'R' Us, Inc. (a)             114,700                     1,641,644

                                                              103,890,155

TOTAL RETAIL & WHOLESALE                                      364,880,901

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 0.6%

ADVERTISING - 0.3%

Interpublic Group of              115,800                    $ 6,680,213
Companies, Inc.

Omnicom Group, Inc.               79,500                      7,950,000

                                                              14,630,213

LEASING & RENTAL - 0.0%

Ryder System, Inc.                33,600                      821,100

PRINTING - 0.0%

Deluxe Corp.                      34,800                      954,825

R. R. Donnelley & Sons Co.        57,300                      1,421,756

                                                              2,376,581

SERVICES - 0.3%

Cendant Corp. (a)                 303,941                     8,073,433

Dun & Bradstreet Corp.            71,200                      2,100,400

Ecolab, Inc.                      49,700                      1,944,513

H&R Block, Inc.                   46,300                      2,025,625

Jostens, Inc.                     10,300                      250,419

National Service Industries,      19,600                      578,200
Inc.

Service Corp. International       115,700                     802,669

                                                              15,775,259

TOTAL SERVICES                                                33,603,153

TECHNOLOGY - 28.5%

COMMUNICATIONS EQUIPMENT - 6.2%

3Com Corp. (a)                    154,000                     7,238,000

ADC Telecommunications, Inc.      58,200                      4,223,138
(a)

Andrew Corp. (a)                  52,212                      988,765

Cabletron Systems, Inc. (a)       88,800                      2,308,800

Cisco Systems, Inc. (a)           1,448,850                   155,208,056

Lucent Technologies, Inc.         1,392,506                   104,176,855

Nortel Networks Corp.             592,640                     59,747,387

Tellabs, Inc. (a)                 174,800                     11,219,975

                                                              345,110,976

COMPUTER SERVICES & SOFTWARE
- 10.4%

Adobe Systems, Inc.               54,800                      3,685,300

America Online, Inc. (a)          990,200                     74,698,213

Autodesk, Inc.                    24,500                      826,875

Automatic Data Processing,        276,300                     14,885,663
Inc.

BMC Software, Inc. (a)            107,000                     8,553,313

Ceridian Corp. (a)                57,800                      1,246,313

Citrix Systems, Inc. (a)          40,100                      4,932,300

Computer Associates               240,012                     16,785,839
International, Inc.

Computer Sciences Corp. (a)       71,400                      6,756,225

Compuware Corp. (a)               159,300                     5,933,925

Electronic Data Systems Corp.     208,500                     13,956,469

Equifax, Inc.                     61,000                      1,437,313

First Data Corp.                  187,300                     9,236,231

IMS Health, Inc.                  144,800                     3,936,750

Microsoft Corp. (a)               2,285,600                   266,843,749

Novell, Inc. (a)                  149,900                     5,986,631



                                 SHARES                      VALUE (NOTE 1)

Oracle Corp. (a)                  630,625                    $ 70,669,414

Parametric Technology Corp.       120,300                     3,255,619
(a)

Paychex, Inc.                     109,250                     4,370,000

PeopleSoft, Inc.                  112,000                     2,387,000

Shared Medical Systems Corp.      11,200                      570,500

Unisys Corp. (a)                  136,600                     4,362,663

Yahoo!, Inc. (a)                  116,600                     50,451,363

                                                              575,767,668

COMPUTERS & OFFICE EQUIPMENT
- 6.7%

Adaptec, Inc. (a)                 46,100                      2,299,238

Apple Computer, Inc. (a)          66,900                      6,878,156

Compaq Computer Corp.             749,062                     20,271,490

Comverse Technology, Inc. (a)     32,000                      4,632,000

Dell Computer Corp. (a)           1,125,400                   57,395,400

EMC Corp. (a)                     452,475                     49,432,894

Gateway, Inc. (a)                 137,600                     9,915,800

Hewlett-Packard Co.               452,300                     51,533,931

International Business            798,400                     86,227,200
Machines Corp.

Lexmark International Group,      57,500                      5,203,750
Inc.  Class A (a)

Network Appliance, Inc. (a)       67,200                      5,581,800

Pitney Bowes, Inc.                117,500                     5,676,719

Seagate Technology, Inc. (a)      93,000                      4,330,313

Silicon Graphics, Inc. (a)        79,300                      778,131

Sun Microsystems, Inc. (a)        691,000                     53,509,313

Xerox Corp.                       304,600                     6,910,613

                                                              370,576,748

ELECTRONIC INSTRUMENTS - 0.7%

Applied Materials, Inc. (a)       165,200                     20,928,775

KLA-Tencor Corp. (a)              38,600                      4,299,075

PE Corp. - Biosystems Group       47,000                      5,654,688

Tektronix, Inc.                   19,850                      771,669

Teradyne, Inc. (a)                76,100                      5,022,600

Thermo Electron Corp. (a)         63,800                      957,000

                                                              37,633,807

ELECTRONICS - 4.3%

Advanced Micro Devices, Inc.      61,400                      1,776,763
(a)

Analog Devices, Inc. (a)          76,000                      7,068,000

Intel Corp.                       1,479,800                   121,806,038

LSI Logic Corp. (a)               59,300                      4,002,750

Micron Technology, Inc. (a)       105,600                     8,210,400

Molex, Inc.                       67,200                      3,809,400

Motorola, Inc.                    268,700                     39,566,075

National Semiconductor Corp.      75,000                      3,210,938
(a)

Solectron Corp. (a)               122,800                     11,681,350

Texas Instruments, Inc.           350,800                     33,983,750

Xilinx, Inc. (a)                  143,200                     6,511,125

                                                              241,626,589

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 139,800                    $ 9,261,750

Polaroid Corp.                    21,900                      411,994

                                                              9,673,744

TOTAL TECHNOLOGY                                              1,580,389,532

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     68,400                      4,582,800

Delta Air Lines, Inc.             58,800                      2,928,975

Southwest Airlines Co.            213,675                     3,458,864

US Airways Group, Inc. (a)        33,900                      1,086,919

                                                              12,057,558

RAILROADS - 0.3%

Burlington Northern Santa Fe      220,054                     5,336,310
Corp.

CSX Corp.                         95,238                      2,988,092

Norfolk Southern Corp.            161,600                     3,312,800

Union Pacific Corp.               109,800                     4,790,025

                                                              16,427,227

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     139,540                     5,712,419

TOTAL TRANSPORTATION                                          34,197,204

UTILITIES - 11.0%

CELLULAR - 1.8%

ALLTEL Corp.                      136,300                     11,270,306

Nextel Communications, Inc.       163,200                     16,830,000
Class A (a)

QUALCOMM, Inc. (a)                294,000                     51,780,750

Sprint Corp. - PCS Group          190,850                     19,562,125
Series 1 (a)

                                                              99,443,181

ELECTRIC UTILITY - 1.6%

AES Corp. (a)                     93,900                      7,019,025

Ameren Corp.                      54,400                      1,781,600

American Electric Power Co.,      88,200                      2,833,425
Inc.

Carolina Power & Light Co.        58,800                      1,789,725

Central & South West Corp.        89,962                      1,799,240

Cinergy Corp.                     62,613                      1,510,539

CMS Energy Corp.                  50,000                      1,559,375

Consolidated Edison, Inc.         99,100                      3,418,950

Constellation Energy Corp.        59,800                      1,734,200

Dominion Resources, Inc.          90,700                      3,559,975

DTE Energy Co.                    66,600                      2,089,575

Duke Energy Corp.                 168,407                     8,441,401

Edison International              162,600                     4,258,088

Entergy Corp.                     122,400                     3,151,800



                                 SHARES                      VALUE (NOTE 1)

FirstEnergy Corp.                 92,100                     $ 2,089,519

Florida Progress Corp.            43,300                      1,832,131

FPL Group, Inc.                   78,900                      3,377,906

GPU, Inc.                         47,700                      1,428,019

New Century Energies, Inc.        44,100                      1,339,538

Niagara Mohawk Holdings, Inc.     99,300                      1,383,994
(a)

Northern States Power Co.         54,700                      1,066,650

PECO Energy Co.                   98,000                      3,405,500

PG&E Corp.                        168,100                     3,446,050

Pinnacle West Capital Corp.       37,800                      1,155,263

PP&L Resources, Inc.              59,040                      1,350,540

Public Service Enterprise         94,800                      3,300,225
Group, Inc.

Reliant Energy, Inc.              119,422                     2,731,778

Southern Co.                      298,100                     7,005,350

Texas Utilities Co.               125,800                     4,473,763

Unicom Corp.                      99,400                      3,329,900

                                                              87,663,044

GAS - 0.6%

Columbia Energy Group             36,000                      2,277,000

Consolidated Natural Gas Co.      41,100                      2,668,931

Eastern Enterprises Co.           12,300                      706,481

El Paso Energy Corp.              102,300                     3,970,519

Enron Corp.                       318,700                     14,142,313

NICOR, Inc.                       23,900                      776,750

ONEOK, Inc.                       12,506                      314,213

Peoples Energy Corp.              15,300                      512,550

Sempra Energy                     101,256                     1,759,323

Williams Companies, Inc.          181,500                     5,547,094

                                                              32,675,174

TELEPHONE SERVICES - 7.0%

AT&T Corp.                        1,415,305                   71,826,729

Bell Atlantic Corp.               687,778                     42,341,333

BellSouth Corp.                   830,100                     38,859,056

CenturyTel, Inc.                  61,100                      2,894,613

Global Crossing Ltd. (a)          340,925                     17,046,250

GTE Corp.                         430,400                     30,370,100

MCI WorldCom, Inc. (a)            1,254,555                   66,569,825

SBC Communications, Inc.          1,510,970                   73,659,788

Sprint Corp. - FON Group          387,300                     26,070,131

U.S. WEST, Inc.                   227,592                     16,386,624

                                                              386,024,449

TOTAL UTILITIES                                               605,805,848

TOTAL COMMON STOCKS                                           5,457,597,286
(Cost $3,569,389,138)

U.S. TREASURY OBLIGATIONS -
1.2%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at   -      $ 67,338,000          $ 66,739,941
date of purchase 4.41% to
5.33% 1/6/00 to 3/23/00 (b)
(Cost $66,707,957)

CASH EQUIVALENTS - 3.5%

                              SHARES

Bankers Trust Institutional    195,553,860                    195,553,860
Daily  Asset Fund, 5.64% (c)
(Cost $195,553,860)

TOTAL INVESTMENT PORTFOLIO -                                  5,719,891,087
103.3%
(Cost $3,831,650,955)

NET OTHER ASSETS - (3.3)%                                     (181,156,397)

NET ASSETS - 100%                                             $ 5,538,734,690


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

188 S&P 500 Stock Index  March 2000           $ 69,757,400                         $ 1,171,540
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.3%

LEGEND

(a) Non-income producing

(b) Security or portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,500,000.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases of securities, other than short-term securities aggregated $1,335,477,273. Sales of securities, other than short-term securities, aggregated $352,686,746, of which $189,593,992 represents the value of securities delivered in redemption of fund shares. The realized gain
(loss) of $(19,766,037) on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $1,689,438,572 and $1,744,339,056, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Bankers Trust Company. The commissions paid to these affiliated firms were $0 and $67,430, respectively, for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $191,479,679. The fund received cash collateral of $195,553,860 which was invested in cash equivalents.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $65,685,000. The weighted average interest rate was 5.63%.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,840,199,163. Net unrealized appreciation aggregated $1,879,691,924, of which $2,147,196,458 related to appreciated investment securities and $267,504,534 related to depreciated investment securities.

The fund hereby designates approximately $20,392,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            DECEMBER 31, 1999

ASSETS

Investment in securities, at                  $ 5,719,891,087
value  (cost $3,831,650,955)
-  See accompanying schedule

Receivable for investments                     939,400
sold

Receivable for fund shares                     13,535,853
sold

Dividends receivable                           5,192,827

Interest receivable                            116,823

Receivable for daily                           163,101
variation on futures
contracts

 TOTAL ASSETS                                  5,739,839,091

LIABILITIES

Payable to custodian bank       $ 1,066,785

Payable for investments          1,493,996
purchased

Payable for fund shares          1,660,899
redeemed

Accrued management fee and       871,653
sub-advisory fee

Other payables and  accrued      457,208
expenses

Collateral on securities         195,553,860
loaned,  at value

 TOTAL LIABILITIES                             201,104,401

NET ASSETS                                    $ 5,538,734,690

Net Assets consist of:

Paid in capital                               $ 3,581,128,016

Undistributed net investment                   51,598,237
income

Accumulated undistributed net                  16,596,765
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    1,889,411,672
(depreciation) on investments

NET ASSETS, for 33,084,429                    $ 5,538,734,690
shares outstanding

NET ASSET VALUE, offering                      $167.41
price  and redemption price
per share ($5,538,734,690
(divided by) 33,084,429
shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 59,738,255
Dividends

Interest                                        4,816,154

Security lending                                579,682

 TOTAL INCOME                                   65,134,091

EXPENSES

Management fee and               $ 11,596,410
sub-advisory fee

Transfer agent fees               3,177,411

Accounting and security           914,740
lending fees

Non-interested trustees'          13,398
compensation

Registration fees                 57,258

Audit                             55,052

Legal                             54,160

Interest                          10,263

Miscellaneous                     319,628

 Total expenses before            16,198,320
reductions

 Expense reductions               (2,738,317)   13,460,003

NET INVESTMENT INCOME                           51,674,088

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (8,978,244)

 Foreign currency transactions    9,474

 Futures contracts                18,123,881    9,155,111

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            837,600,367

 Assets and liabilities in        (65)
foreign currencies

 Futures contracts                (4,938,247)   832,662,055

NET GAIN (LOSS)                                 841,817,166

NET INCREASE (DECREASE) IN                     $ 893,491,254
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 2,693,102
 Expense reductions  FMR
reimbursement

  Custodian credits                             45,215

                                               $ 2,738,317

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment        $ 51,674,088                  $ 38,335,034
income

 Net realized gain (loss)         9,155,111                     16,170,769

 Change in net unrealized         832,662,055                   661,278,302
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       893,491,254                   715,784,105
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (39,106,912)                  (26,060,180)
From net investment income

 From net realized gain           (26,536,833)                  (60,359,977)

 TOTAL DISTRIBUTIONS              (65,643,745)                  (86,420,157)

Share transactions Net            1,868,929,324                 1,653,376,843
proceeds from sales of shares

 Reinvestment of distributions    65,643,745                    86,420,157

 Cost of shares redeemed          (995,753,409)                 (695,135,202)

 NET INCREASE (DECREASE) IN       938,819,660                   1,044,661,798
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,766,667,169                 1,674,025,746
IN NET ASSETS

NET ASSETS

 Beginning of period              3,772,067,521                 2,098,041,775

 End of period (including        $ 5,538,734,690               $ 3,772,067,521
undistributed net investment
income of $51,598,237 and
$38,272,966, respectively)

OTHER INFORMATION
Shares

 Sold                             12,455,112                    13,244,133

 Issued in reinvestment of        468,884                       751,741
distributions

 Redeemed                         (6,545,615)                   (5,630,148)

 Net increase (decrease)          6,378,381                     8,365,726


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 141.24     $ 114.40     $ 89.05      $ 75.71    $ 56.22
period

Income from Investment
Operations

Net investment income             1.64 C       1.65 C       1.80 C       1.04       .85

Net realized and unrealized       26.88        29.70        26.67        15.55      19.72
gain (loss)

Total from investment             28.52        31.35        28.47        16.59      20.57
operations

Less Distributions

 From net investment income       (1.40)       (1.36)       (1.03)       (.91)      (.95)

From net realized gain            (.95)        (3.15)       (2.09)       (2.34)     (.11)

In excess of net realized gain    -            -            -            -          (.02)

Total distributions               (2.35)       (4.51)       (3.12)       (3.25)     (1.08)

Net asset value, end of period   $ 167.41     $ 141.24     $ 114.40     $ 89.05    $ 75.71

TOTAL RETURN A, B                 20.52%       28.31%       32.83%       22.71%     37.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,538,735  $ 3,772,068  $ 2,098,042  $ 823,243  $ 245,700
(000 omitted)

Ratio of expenses to average      .28% D       .28% D       .28% D       .28% D     .28% D
net assets

Ratio of net investment           1.09%        1.33%        1.74%        2.26%      2.70%
income to average net assets

Portfolio turnover rate           8%           4%           9%           14%        16%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

PROXY VOTING RESULTS (UNAUDITED)

A special meeting of Index 500 Portfolio's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1(A)

To approve an interim sub-advisory agreement with Bankers Trust
Company for Index 500 Portfolio.

                 # OF             % OF
                 SHARES VOTED    SHARES VOTED

Affirmative     28,714,620.820   90.257%

Against         888,790.795      2.794%

Abstain         2,210,738.590    6.949%

TOTAL           31,814,150.205   100.000%

PROPOSAL 1(B)

To approve a new sub-advisory agreement with Bankers Trust Company for Index 500 Portfolio.

                 # OF             % OF
                 SHARES VOTED    SHARES VOTED

Affirmative     28,644,098.127   90.036%

Against         917,138.304      2.883%

Abstain         2,252,913.774    7.081%

TOTAL           31,814,150.205   100.000%

PROPOSAL 2

To approve a new "manager-of-managers" arrangement for Index 500
Portfolio.

                 # OF             % OF
                 SHARES VOTED    SHARES VOTED

Affirmative     27,934,514.445   87.805%

Against         1,454,672.124    4.573%

Abstain         2,424,963.636    7.622%

TOTAL           31,814,150.205   100.000%

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: GROWTH & INCOME   9.17%        22.11%
- "INITIAL CLASS"

S&P 500 (registered trademark)  21.04%       26.79%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP III Growth & Income     S&P 500
             00147                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12600.00                    12883.92
  1997/12/31      12879.20                    13105.13
  1998/01/31      12951.15                    13250.08
  1998/02/28      13837.79                    14205.67
  1998/03/31      14540.53                    14933.14
  1998/04/30      14540.53                    15083.37
  1998/05/31      14323.51                    14824.09
  1998/06/30      15057.25                    15426.24
  1998/07/31      14953.91                    15261.95
  1998/08/31      12835.35                    13055.38
  1998/09/30      13796.45                    13891.71
  1998/10/31      14871.23                    15021.66
  1998/11/30      15822.00                    15932.12
  1998/12/31      16690.09                    16850.13
  1999/01/31      17062.13                    17554.80
  1999/02/28      16735.18                    17009.20
  1999/03/31      17261.77                    17689.74
  1999/04/30      17746.24                    18374.86
  1999/05/31      17240.71                    17941.03
  1999/06/30      17999.01                    18936.76
  1999/07/31      17367.09                    18345.55
  1999/08/31      17135.39                    18254.74
  1999/09/30      16829.97                    17754.38
  1999/10/31      17714.65                    18877.88
  1999/11/30      17819.96                    19261.67
  1999/12/31      18220.18                    20396.18
IMATRL PRASUN   SHR__CHT 19991231 20000207 091024 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio on December 31, 1996, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,220 - an 82.20% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,396 - a 103.96% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 6.5

Exxon Mobil Corp.               4.5

Fannie Mae                      4.0

Freddie Mac                     3.4

Associates First Capital          3.2
Corp. Class A

                                 21.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      20.7

FINANCE                         17.8

HEALTH                          12.2

RETAIL & WHOLESALE              8.5

UTILITIES                       8.4

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 92.1%

                        Short-Term Investments  and
                        Net Other Assets 7.9%


Row: 1, Col: 1, Value: 92.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.9

* FOREIGN INVESTMENTS 4.3%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: GROWTH & INCOME  9.06%        21.98%
- SERVICE CLASS

S&P 500                        21.04%       26.79%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND

             VIP III Growth & Inc - SC   S&P 500
             00473                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10250.00                    10440.61
  1997/02/28      10270.00                    10522.46
  1997/03/31       9820.00                    10090.10
  1997/04/30      10350.00                    10692.48
  1997/05/31      10930.00                    11343.43
  1997/06/30      11490.00                    11851.62
  1997/07/31      12420.00                    12794.65
  1997/08/31      11790.00                    12077.90
  1997/09/30      12410.00                    12739.40
  1997/10/31      12060.00                    12313.91
  1997/11/30      12590.00                    12883.92
  1997/12/31      12879.48                    13105.13
  1998/01/31      12941.16                    13250.08
  1998/02/28      13817.49                    14205.67
  1998/03/31      14520.25                    14933.14
  1998/04/30      14509.91                    15083.37
  1998/05/31      14292.88                    14824.09
  1998/06/30      15026.65                    15426.24
  1998/07/31      14923.30                    15261.95
  1998/08/31      12804.69                    13055.38
  1998/09/30      13765.81                    13891.71
  1998/10/31      14830.29                    15021.66
  1998/11/30      15781.08                    15932.12
  1998/12/31      16649.19                    16850.13
  1999/01/31      17021.24                    17554.80
  1999/02/28      16683.76                    17009.20
  1999/03/31      17210.39                    17689.74
  1999/04/30      17694.90                    18374.86
  1999/05/31      17189.33                    17941.03
  1999/06/30      17947.68                    18936.76
  1999/07/31      17315.72                    18345.55
  1999/08/31      17084.00                    18254.74
  1999/09/30      16778.55                    17754.38
  1999/10/31      17663.30                    18877.88
  1999/11/30      17758.09                    19261.67
  1999/12/31      18158.33                    20396.18
IMATRL PRASUN   SHR__CHT 19991231 20000113 154204 R00000000000039

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,158 - an 81.58% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,396 - a 103.96% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 6.5

Exxon Mobil Corp.               4.5

Fannie Mae                      4.0

Freddie Mac                     3.4

Associates First Capital        3.2
Corp. Class A

                                21.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      20.7

FINANCE                         17.8

HEALTH                          12.2

RETAIL & WHOLESALE              8.5

UTILITIES                       8.4

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 92.1%

                        Short-Term Investments  and
                        Net Other Assets 7.9%


Row: 1, Col: 1, Value: 92.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.9

* FOREIGN INVESTMENTS 4.3%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Louis Salemy)

An interview with Louis Salemy, Portfolio Manager of Growth & Income
Portfolio

Q. HOW DID THE FUND PERFORM, LOUIS?

A. For the 12 months that ended December 31, 1999, the fund's return was less than half of the 21.04% return of the Standard & Poor's 500 Index.

Q. WHY DID THE FUND UNDERPERFORM THE INDEX?

A. Underweighting the technology sector was the most important reason. In the second half of 1999, there were essentially two stock markets-technology stocks and everything else. The discrepancy was so pronounced that the non-technology part of the S&P 500, as a group, was actually down for the year. I brought the fund's technology weighting up from 13.0% of net assets six months ago to 20.7% at the end of the period. However, it was not enough to make up the performance shortfall. Another factor that hurt performance relative to the index was investors' emphasis within the technology sector on a small number of stocks with very high price-to-earnings ratios. The fund's policy of pursuing growth at a reasonable price prevented it from buying these stocks. Finally, missing out on the brief but powerful rally in cyclical stocks earlier in the year contributed to the fund's underperformance relative to the index.

Q. WHY DID YOU MAINTAIN AN OVERWEIGHTING IN FINANCE STOCKS - WHICH WERE 17.8% OF NET ASSETS AT THE END OF THE PERIOD - IN THE FACE OF RISING INTEREST RATES?

A. Rising interest rates do not affect all types of finance stocks equally. Banks, which I underweighted, tend to have more difficulty responding quickly to rate increases. Furthermore, during the period many banks had earnings problems related to recent mergers and acquisitions. However, consumer finance companies and credit card companies, which I overweighted relative to the index, can do well when interest rates are rising, as long as the economy is growing vigorously and the rate hikes are not too steep. This phenomenon was reflected in the strong earnings reported by many of the fund's finance holdings. Unfortunately, investors chose to focus, for the time being, on interest rates instead of earnings.

Q. WHAT STOCKS DID WELL FOR THE FUND?

A. Microsoft topped the list of stocks that helped performance. Investors put aside earlier concerns over the government's antitrust lawsuit against the company, and the stock rallied sharply as the period drew to a close. In addition, Microsoft was helped by positive momentum in the technology sector generally and by the upcoming launch of the company's Windows 2000 operating system. American Express was another strong holding, benefiting from the introduction of a credit card aimed specifically at Internet users. Also doing well was Home Depot, which enjoyed strong sales at existing stores as well as good results from new stores.

Q. WHAT STOCKS DETRACTED FROM PERFORMANCE?

A. Philip Morris was a disappointing holding. Although the stock was already cheap when I bought it, it got cheaper during the period due to ongoing litigation concerns. Associates First, a consumer credit company, consistently reported earnings that matched analysts' estimates, but the stock took a hit because of concerns about the impact of higher interest rates and a slight deterioration in the credit quality of the company's loan portfolio. Freddie Mac and Fannie Mae, two government-sponsored mortgage companies, also made the list of disappointments. Apparently frightened by higher interest rates, investors chose to ignore the excellent earnings outlook for these two stocks.

Q. WHAT'S YOUR OUTLOOK, LOUIS?

A. My decisions about sector allocations will be influenced to some extent by what happens in the bond market and the economy. Right now the economy looks strong, and if that trend continues, there may be further opportunities in cyclical stocks. The technology sector also bears careful watching, especially for signs of a reacceleration of spending following the Y2K phenomenon. On the other hand, if prospects for the bond market improve, perhaps because of a softening economy, I would consider moving more assets into the finance sector, where investor sentiment has been overly negative. My main focus, though, is to add value through stock selection by finding stocks with the potential to contribute meaningfully to the fund's goal of achieving a high total return through a combination of current income and capital appreciation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: seeks a high total return through a combination of current income and capital appreciation

START DATE: December 31, 1996

SIZE: as of December 31, 1999, more than $1.3 billion

MANAGER: Louis Salemy, since 1998; joined Fidelity in 1992
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 92.1%

                                 SHARES                         VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.9%

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        172,200                       $ 7,157,063

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            107,100                        5,649,525

TOTAL AEROSPACE & DEFENSE                                        12,806,588

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.1%

Avery Dennison Corp.              17,800                         1,297,175

PACKAGING & CONTAINERS - 0.5%

Ball Corp.                        163,725                        6,446,672

TOTAL BASIC INDUSTRIES                                           7,743,847

CONSTRUCTION & REAL ESTATE -
1.3%

REAL ESTATE INVESTMENT TRUSTS
- 1.3%

Equity Office Properties Trust    250,600                        6,171,025

Equity Residential Properties     150,900                        6,441,544
Trust (SBI)

Public Storage, Inc.              243,100                        5,515,331

                                                                 18,127,900

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
0.8%

Ford Motor Co.                    196,600                        10,505,813

CONSUMER DURABLES - 0.8%

Minnesota Mining &                112,700                        11,030,513
Manufacturing Co.

TOTAL DURABLES                                                   21,536,326

ENERGY - 6.9%

ENERGY SERVICES - 0.5%

Schlumberger Ltd.                 117,600                        6,615,000

Transocean Sedco Forex, Inc.      22,767                         766,963

                                                                 7,381,963

OIL & GAS - 6.4%

BP Amoco PLC sponsored ADR        305,962                        18,147,371

Exxon Mobil Corp.                 757,328                        61,012,237

Royal Dutch Petroleum Co. (NY     117,000                        7,071,188
Registry Gilder 1.25)

                                                                 86,230,796

TOTAL ENERGY                                                     93,612,759

FINANCE - 17.8%

BANKS - 3.5%

Bank of New York Co., Inc.        424,400                        16,976,000

Mellon Financial Corp.            258,500                        8,805,156

Wachovia Corp.                    326,800                        22,222,400

                                                                 48,003,556



                                 SHARES                         VALUE (NOTE 1)

CREDIT & OTHER FINANCE - 5.8%

American Express Co.              211,300                       $ 35,128,625

Associates First Capital          1,601,100                      43,930,181
Corp. Class A

                                                                 79,058,806

FEDERAL SPONSORED CREDIT - 7.4%

Fannie Mae                        873,400                        54,532,913

Freddie Mac                       971,232                        45,708,606

                                                                 100,241,519

INSURANCE - 1.1%

American International Group,     72,837                         7,875,501
Inc.

Hartford Financial Services       139,000                        6,585,125
Group, Inc.

                                                                 14,460,626

TOTAL FINANCE                                                    241,764,507

HEALTH - 12.2%

DRUGS & PHARMACEUTICALS - 11.3%

American Home Products Corp.      259,300                        10,226,144

Amgen, Inc. (a)                   280,500                        16,847,531

Bristol-Myers Squibb Co.          425,300                        27,298,944

Eli Lilly & Co.                   390,800                        25,988,200

Merck & Co., Inc.                 498,400                        33,423,950

Schering-Plough Corp.             119,400                        5,037,188

Warner-Lambert Co.                424,700                        34,798,856

                                                                 153,620,813

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Baxter International, Inc.        104,000                        6,532,500

Becton, Dickinson & Co.           204,000                        5,457,000

                                                                 11,989,500

TOTAL HEALTH                                                     165,610,313

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.1%

ELECTRICAL EQUIPMENT - 2.4%

General Electric Co.              210,300                        32,543,925

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.7%

Caterpillar, Inc.                 137,800                        6,485,213

Ingersoll-Rand Co.                125,800                        6,926,863

Tyco International Ltd.           253,320                        9,847,815

                                                                 23,259,891

TOTAL INDUSTRIAL MACHINERY &                                     55,803,816
EQUIPMENT

MEDIA & LEISURE - 2.5%

BROADCASTING - 1.7%

Comcast Corp. Class A             219,300                        11,088,356
(special)

Infinity Broadcasting Corp.       324,825                        11,754,605
Class A

                                                                 22,842,961

ENTERTAINMENT - 0.5%

Walt Disney Co.                   207,000                        6,054,750

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.3%

Times Mirror Co. Class A          63,500                        $ 4,254,500

TOTAL MEDIA & LEISURE                                            33,152,211

NONDURABLES - 5.3%

FOODS - 1.1%

Bestfoods                         149,600                        7,863,350

Ralston Purina Co.                223,300                        6,224,488

                                                                 14,087,838

HOUSEHOLD PRODUCTS - 2.7%

Procter & Gamble Co.              332,800                        36,462,400

TOBACCO - 1.5%

Philip Morris Companies, Inc.     895,660                        20,768,116

TOTAL NONDURABLES                                                71,318,354

RETAIL & WHOLESALE - 8.5%

APPAREL STORES - 0.7%

Gap, Inc.                         196,462                        9,037,252

DRUG STORES - 1.2%

CVS Corp.                         197,800                        7,899,637

Walgreen Co.                      306,900                        8,976,825

                                                                 16,876,462

GENERAL MERCHANDISE STORES -
3.9%

Costco Wholesale Corp. (a)        179,400                        16,370,250

Dayton Hudson Corp.               129,900                        9,539,531

Wal-Mart Stores, Inc.             397,000                        27,442,625

                                                                 53,352,406

GROCERY STORES - 0.3%

Safeway, Inc. (a)                 117,000                        4,160,813

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.4%

Bed Bath & Beyond, Inc. (a)       222,500                        7,731,875

Home Depot, Inc.                  355,500                        24,373,969

                                                                 32,105,844

TOTAL RETAIL & WHOLESALE                                         115,532,777

SERVICES - 0.8%

ADVERTISING - 0.7%

Omnicom Group, Inc.               95,600                         9,560,000

SERVICES - 0.1%

Gartner Group, Inc. Class B       70,814                         978,118
(a)

TOTAL SERVICES                                                   10,538,118



                                 SHARES                         VALUE (NOTE 1)

TECHNOLOGY - 20.7%

COMMUNICATIONS EQUIPMENT - 3.9%

Cisco Systems, Inc. (a)           322,800                       $ 34,579,950

Lucent Technologies, Inc.         114,500                        8,566,031

Nokia AB sponsored ADR            53,300                         10,127,000

                                                                 53,272,981

COMPUTER SERVICES & SOFTWARE
- 10.6%

Automatic Data Processing,        407,200                        21,937,900
Inc.

DST Systems, Inc. (a)             156,800                        11,965,800

IMS Health, Inc.                  565,900                        15,385,406

Intuit, Inc. (a)                  14,600                         875,088

Litton Industries, Inc. (a)       117,600                        5,865,300

Microsoft Corp. (a)               751,400                        87,725,945

                                                                 143,755,439

COMPUTERS & OFFICE EQUIPMENT
- 2.7%

EMC Corp. (a)                     118,500                        12,946,125

Hewlett-Packard Co.               85,100                         9,696,081

Pitney Bowes, Inc.                286,700                        13,851,194

                                                                 36,493,400

ELECTRONICS - 3.5%

Intel Corp.                       271,700                        22,364,306

Motorola, Inc.                    52,700                         7,760,075

Solectron Corp. (a)               172,500                        16,409,063

                                                                 46,533,444

TOTAL TECHNOLOGY                                                 280,055,264

TRANSPORTATION - 0.5%

RAILROADS - 0.5%

Burlington Northern Santa Fe      276,900                        6,714,825
Corp.

UTILITIES - 8.4%

CELLULAR - 2.8%

ALLTEL Corp.                      128,100                        10,592,269

Nextel Communications, Inc.       99,000                         10,209,375
Class A (a)

Vodafone AirTouch PLC             340,600                        16,859,700
sponsored ADR

                                                                 37,661,344

ELECTRIC UTILITY - 0.4%

IPALCO Enterprises, Inc.          287,900                        4,912,294

TELEPHONE SERVICES - 5.2%

AT&T Corp.                        223,750                        11,355,313

BellSouth Corp.                   236,000                        11,047,750

MCI WorldCom, Inc. (a)            283,133                        15,023,718

SBC Communications, Inc.          692,730                        33,770,588

                                                                 71,197,369

TOTAL UTILITIES                                                  113,771,007

TOTAL COMMON STOCKS                                              1,248,088,612
(Cost $1,049,863,902)

CASH EQUIVALENTS - 7.9%

                                 SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,        107,201,675                   $ 107,201,675
5.12% (b)
(Cost $107,201,675)

TOTAL INVESTMENT PORTFOLIO -                                      1,355,290,287
100.0%
(Cost $1,157,065,577)

NET OTHER ASSETS - (0.0)%                                        (293,554)

NET ASSETS - 100%                                                $ 1,354,996,733


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $789,435,681 and $696,126,181, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $93,221 for the period.

The fund participated in the security lending program. At period end there were no loans outstanding.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,157,997,994. Net unrealized appreciation aggregated $197,292,293, of which $280,086,415 related to appreciated investment securities and $82,794,122 related to depreciated investment securities.

The fund hereby designates approximately $12,689,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 1,355,290,287
value (cost $1,157,065,577)
- See accompanying schedule

Receivable for investments                   4,064,455
sold

Receivable for fund shares                   878,318
sold

Dividends receivable                         1,247,852

Interest receivable                          560,334

Other receivables                            11,924

 TOTAL ASSETS                                1,362,053,170

LIABILITIES

Payable to custodian bank       $ 5,230

Payable for investments          4,218,658
purchased

Payable for fund shares          2,159,841
redeemed

Accrued management fee           538,088

Distribution fees payable        7,010

Other payables and  accrued      127,610
expenses

 TOTAL LIABILITIES                           7,056,437

NET ASSETS                                  $ 1,354,996,733

Net Assets consist of:

Paid in capital                             $ 1,051,113,889

Undistributed net investment                 14,353,340
income

Accumulated undistributed net                91,304,794
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  198,224,710
(depreciation) on investments

NET ASSETS                                  $ 1,354,996,733

INITIAL CLASS: NET ASSET                     $17.30
VALUE, offering price   and
redemption price per share
($1,259,396,292 (divided by)
  72,796,460 shares)

SERVICE CLASS: NET ASSET                     $17.24
VALUE, offering price   and
redemption per share
($95,600,441 (divided by)
5,545,693 shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                             $ 15,564,192
Dividends

Interest                                       6,629,664

Security lending                               211

 TOTAL INCOME                                  22,194,067

EXPENSES

Management fee                   $ 6,383,024

Transfer agent fees               884,058

Distribution fees - Service       41,594
Class

Accounting and security           446,583
lending fees

Non-interested trustees'          3,822
compensation

Custodian fees and expenses       22,186

Registration fees                 70,550

Audit                             29,919

Legal                             11,478

Miscellaneous                     59,089

 Total expenses before            7,952,303
reductions

 Expense reductions               (107,373)    7,844,930

NET INVESTMENT INCOME                          14,349,137

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            94,532,442

 Foreign currency transactions    (4,603)      94,527,839

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            5,577,132

 Assets and liabilities in        (1,085)      5,576,047
foreign currencies

NET GAIN (LOSS)                                100,103,886

NET INCREASE (DECREASE) IN                    $ 114,453,023
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 107,137
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            236

                                              $ 107,373

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 14,349,137                  $ 7,652,898
income

 Net realized gain (loss)       94,527,839                    11,913,664

 Change in net unrealized       5,576,047                     159,411,129
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     114,453,023                   178,977,691
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (7,463,706)                   -
From net investment income

 From net realized gain         (14,927,412)                  (2,137,232)

 TOTAL DISTRIBUTIONS            (22,391,118)                  (2,137,232)

Share transactions - net        102,753,346                   638,043,127
increase (decrease)

  TOTAL INCREASE (DECREASE)     194,815,251                   814,883,586
IN NET ASSETS

NET ASSETS

 Beginning of period            1,160,181,482                 345,297,896

 End of period (including      $ 1,354,996,733               $ 1,160,181,482
undistributed net investment
income of $14,353,340 and
$7,652,325, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                  YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS         SHARES                        DOLLARS

Share transactions Initial   16,149,212                   $ 265,569,682    49,641,298                   $ 710,748,814
Class  Sold

  Reinvested                 1,401,034                     21,996,237      165,544                       2,137,174

  Redeemed                   (15,445,916)                  (257,900,936)   (6,663,877)                   (91,124,370)

  Net increase (decrease)    2,104,330                    $ 29,664,983     43,142,965                   $ 621,761,618

 Service Class   Sold        4,435,269                    $ 73,604,463     1,196,585                    $ 17,082,667

  Reinvested                 25,216                        394,881         4                             58

  Redeemed                   (55,277)                      (910,981)       (56,936)                      (801,216)

  Net increase (decrease)    4,405,208                    $ 73,088,363     1,139,653                    $ 16,281,509

Distributions From net                                    $ 7,332,079                                   $ -
investment income
  Initial Class

  Service Class                                            131,627                                       -

  Total                                                   $ 7,463,706                                   $ -

 From net realized gain                                   $ 14,664,158                                  $ 2,137,174
  Initial Class

  Service Class                                            263,254                                       58

  Total                                                   $ 14,927,412                                  $ 2,137,232

                                                          $ 22,391,118                                  $ 2,137,232


FIDELITY VARIABLE INSURANCE PRODUCTS: GROWTH & INCOME PORTFOLIO
FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997       1996 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.15      $ 12.53      $ 9.90     $ 10.00
period

Income from Investment
Operations

Net investment income             .18 D        .15 D        .13 D      .00

Net realized and unrealized       1.27         3.54         2.84       (.10)
gain (loss)

Total from investment             1.45         3.69         2.97       (.10)
operations

Less Distributions

From net investment income        (.10)        -            (.08)      -

From net realized gain            (.20)        (.07)        (.26)      -

 Total distributions              (.30)        (.07)        (.34)      -

Net asset value, end of period   $ 17.30      $ 16.15      $ 12.53    $ 9.90

TOTAL RETURN B, C                 9.17%        29.59%       30.09%     (1.00)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,259,396  $ 1,141,806  $ 345,287  $ 990
(000 omitted)

Ratio of expenses to average      .60%         .61%         .70%       1.00% A, F
net assets

Ratio of expenses to average      .59% G       .60% G       .70%       1.00% A
net assets after expense
reductions

Ratio of net investment           1.08%        1.08%        1.14%      3.89% A
income to average net assets

Portfolio turnover                58%          66%          81%        0% A


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999      1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.11   $ 12.53   $ 12.35
period

Income from Investment
Operations

Net investment income D           .16       .15       .03

Net realized and unrealized       1.27      3.50      .49
gain (loss)

Total from investment             1.43      3.65      .52
operations

Less Distributions

From net investment income        (.10)     -         (.08)

From net realized gain            (.20)     (.07)     (.26)

Total distributions               (.30)     (.07)     (.34)

Net asset value, end of period   $ 17.24   $ 16.11   $ 12.53

TOTAL RETURN B, C                 9.06%     29.27%    4.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 95,600  $ 18,375  $ 10
(000 omitted)

Ratio of expenses to average      .70%      .71%      .80% A
net assets

Ratio of expenses to average      .69% G    .70% G    .80% A
net assets after expense
reductions

Ratio of net investment           .98%      1.05%     1.24% A
income to average net assets

Portfolio turnover                58%       66%       81%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

H FOR THE PERIOD DECEMBER 31,
1996 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES).

FIDELITY VARIABLE INSURANCE PRODUCTS: EQUITY-INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: EQUITY-INCOME -   6.33%        18.61%        14.49%
 "INITIAL CLASS"

Russell 3000 Value              6.65%        22.15%        15.31%

S&P 500 (registered trademark)  21.04%       28.56%        18.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations and the performance of the Standard & Poor's 500Index - a market capitalization-weighted index of common stocks. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS

             VIP Equity-Income           Russell 3000 Value
             00150                       RS008
  1989/12/31      10000.00                    10000.00
  1990/01/31       9324.65                     9371.11
  1990/02/28       9379.91                     9606.92
  1990/03/31       9395.38                     9719.38
  1990/04/30       9069.63                     9342.72
  1990/05/31       9669.70                    10097.82
  1990/06/30       9573.42                     9882.72
  1990/07/31       9339.29                     9777.75
  1990/08/31       8593.53                     8899.48
  1990/09/30       7926.91                     8452.49
  1990/10/31       7724.79                     8314.32
  1990/11/30       8278.44                     8887.34
  1990/12/31       8471.06                     9115.48
  1991/01/31       8925.35                     9543.73
  1991/02/28       9539.97                    10198.50
  1991/03/31       9737.86                    10378.09
  1991/04/30       9783.37                    10455.02
  1991/05/31      10320.32                    10850.43
  1991/06/30       9898.33                    10390.76
  1991/07/31      10459.48                    10814.90
  1991/08/31      10680.26                    11020.19
  1991/09/30      10606.96                    10945.39
  1991/10/31      10783.59                    11122.83
  1991/11/30      10318.78                    10559.81
  1991/12/31      11134.23                    11431.66
  1992/01/31      11284.57                    11510.56
  1992/02/29      11651.01                    11811.17
  1992/03/31      11508.24                    11643.01
  1992/04/30      11868.77                    12096.97
  1992/05/31      11963.64                    12175.51
  1992/06/30      11858.90                    12077.51
  1992/07/31      12222.32                    12543.07
  1992/08/31      11954.53                    12170.16
  1992/09/30      12078.63                    12343.49
  1992/10/31      12223.23                    12376.52
  1992/11/30      12666.66                    12811.37
  1992/12/31      13014.49                    13135.01
  1993/01/31      13402.98                    13542.55
  1993/02/28      13704.06                    13983.83
  1993/03/31      14112.45                    14405.47
  1993/04/30      14053.77                    14207.68
  1993/05/31      14308.05                    14506.33
  1993/06/30      14476.35                    14811.05
  1993/07/31      14673.31                    14984.56
  1993/08/31      15234.63                    15529.55
  1993/09/30      15176.39                    15585.78
  1993/10/31      15315.17                    15608.81
  1993/11/30      15047.52                    15279.64
  1993/12/31      15395.34                    15584.89
  1994/01/31      16073.38                    16171.30
  1994/02/28      15659.46                    15666.29
  1994/03/31      15004.35                    15072.03
  1994/04/30      15521.38                    15347.11
  1994/05/31      15669.10                    15504.56
  1994/06/30      15572.30                    15130.22
  1994/07/31      16092.43                    15580.79
  1994/08/31      16920.41                    16045.63
  1994/09/30      16643.21                    15550.80
  1994/10/31      16984.82                    15713.95
  1994/11/30      16429.70                    15079.17
  1994/12/31      16483.14                    15281.78
  1995/01/31      16740.85                    15694.68
  1995/02/28      17379.19                    16311.25
  1995/03/31      17979.28                    16640.96
  1995/04/30      18479.34                    17163.64
  1995/05/31      19036.22                    17851.09
  1995/06/30      19309.72                    18128.85
  1995/07/31      20052.85                    18762.92
  1995/08/31      20304.36                    19057.28
  1995/09/30      20978.45                    19705.46
  1995/10/31      20737.06                    19450.90
  1995/11/30      21633.67                    20415.39
  1995/12/31      22267.47                    20940.04
  1996/01/31      22914.58                    21543.05
  1996/02/29      22991.55                    21722.27
  1996/03/31      23233.56                    22099.47
  1996/04/30      23536.08                    22232.81
  1996/05/31      23790.20                    22538.07
  1996/06/30      23572.38                    22529.14
  1996/07/31      22422.81                    21640.87
  1996/08/31      22882.64                    22293.33
  1996/09/30      23862.80                    23149.82
  1996/10/31      24250.03                    23979.01
  1996/11/30      25871.54                    25671.65
  1996/12/31      25448.01                    25461.90
  1997/01/31      26440.28                    26608.12
  1997/02/28      26733.18                    26984.95
  1997/03/31      25739.58                    26039.51
  1997/04/30      26652.62                    27061.44
  1997/05/31      28304.14                    28636.85
  1997/06/30      29619.99                    29887.64
  1997/07/31      31781.74                    32037.71
  1997/08/31      30291.34                    31054.48
  1997/09/30      31956.29                    32950.14
  1997/10/31      30788.14                    32031.70
  1997/11/30      31916.01                    33341.19
  1997/12/31      32600.79                    34329.91
  1998/01/31      32520.23                    33830.79
  1998/02/28      34616.16                    36085.61
  1998/03/31      36219.56                    38220.53
  1998/04/30      36219.56                    38469.83
  1998/05/31      35632.60                    37823.75
  1998/06/30      36033.45                    38242.68
  1998/07/31      35145.85                    37360.71
  1998/08/31      29777.34                    31776.27
  1998/09/30      31523.90                    33597.52
  1998/10/31      33857.41                    36066.02
  1998/11/30      35289.01                    37689.68
  1998/12/31      36391.35                    38964.64
  1999/01/31      36276.82                    39181.65
  1999/02/28      35835.23                    38466.55
  1999/03/31      37144.62                    39181.62
  1999/04/30      40440.68                    42835.36
  1999/05/31      39341.99                    42489.46
  1999/06/30      41027.65                    43745.15
  1999/07/31      39793.51                    42481.19
  1999/08/31      38709.87                    40908.17
  1999/09/30      37445.63                    39523.04
  1999/10/31      38815.22                    41575.47
  1999/11/30      38303.51                    41286.38
  1999/12/31      38694.82                    41556.13
IMATRL PRASUN   SHR__CHT 19991231 20000126 140928 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $38,695 - a 286.95% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,556 - a 315.56% increase. Going forward, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

General Electric Co.            4.8

Citigroup, Inc.                 3.5

Exxon Mobil Corp.               3.0

BP Amoco PLC sponsored ADR      2.6

American Express Co.              2.4

                                 16.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         23.6

ENERGY                          14.0

UTILITIES                       10.9

INDUSTRIAL MACHINERY &          8.8
EQUIPMENT

BASIC INDUSTRIES                8.0

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 97.3%

                        Bonds 1.4%

                        Short-Term Investments  and
                        Net Other Assets 1.3%


Row: 1, Col: 1, Value: 97.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3

* FOREIGN INVESTMENTS 9.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: EQUITY-INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: EQUITY-INCOME -  6.25%        18.57%        14.47%
  SERVICE CLASS

Russell 3000(registered        6.65%        22.15%        15.31%
trademark) Value

S&P 500                        21.04%       28.56%        18.21%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. You can also compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS

             VIP Equity-Income - SC      Russell 3000 Value
             00471                       RS008
  1989/12/31      10000.00                    10000.00
  1990/01/31       9324.65                     9371.11
  1990/02/28       9379.91                     9606.92
  1990/03/31       9395.38                     9719.38
  1990/04/30       9069.63                     9342.72
  1990/05/31       9669.70                    10097.82
  1990/06/30       9573.42                     9882.72
  1990/07/31       9339.29                     9777.75
  1990/08/31       8593.53                     8899.48
  1990/09/30       7926.91                     8452.49
  1990/10/31       7724.79                     8314.32
  1990/11/30       8278.44                     8887.34
  1990/12/31       8471.06                     9115.48
  1991/01/31       8925.35                     9543.73
  1991/02/28       9539.97                    10198.50
  1991/03/31       9737.86                    10378.09
  1991/04/30       9783.37                    10455.02
  1991/05/31      10320.32                    10850.43
  1991/06/30       9898.33                    10390.76
  1991/07/31      10459.48                    10814.90
  1991/08/31      10680.26                    11020.19
  1991/09/30      10606.96                    10945.39
  1991/10/31      10783.59                    11122.83
  1991/11/30      10318.78                    10559.81
  1991/12/31      11134.23                    11431.66
  1992/01/31      11284.57                    11510.56
  1992/02/29      11651.01                    11811.17
  1992/03/31      11508.24                    11643.01
  1992/04/30      11868.77                    12096.97
  1992/05/31      11963.64                    12175.51
  1992/06/30      11858.90                    12077.51
  1992/07/31      12222.32                    12543.07
  1992/08/31      11954.53                    12170.16
  1992/09/30      12078.63                    12343.49
  1992/10/31      12223.23                    12376.52
  1992/11/30      12666.66                    12811.37
  1992/12/31      13014.49                    13135.01
  1993/01/31      13402.98                    13542.55
  1993/02/28      13704.06                    13983.83
  1993/03/31      14112.45                    14405.47
  1993/04/30      14053.77                    14207.68
  1993/05/31      14308.05                    14506.33
  1993/06/30      14476.35                    14811.05
  1993/07/31      14673.31                    14984.56
  1993/08/31      15234.63                    15529.55
  1993/09/30      15176.39                    15585.78
  1993/10/31      15315.17                    15608.81
  1993/11/30      15047.52                    15279.64
  1993/12/31      15395.34                    15584.89
  1994/01/31      16073.38                    16171.30
  1994/02/28      15659.46                    15666.29
  1994/03/31      15004.35                    15072.03
  1994/04/30      15521.38                    15347.11
  1994/05/31      15669.10                    15504.56
  1994/06/30      15572.30                    15130.22
  1994/07/31      16092.43                    15580.79
  1994/08/31      16920.41                    16045.63
  1994/09/30      16643.21                    15550.80
  1994/10/31      16984.82                    15713.95
  1994/11/30      16429.70                    15079.17
  1994/12/31      16483.14                    15281.78
  1995/01/31      16740.85                    15694.68
  1995/02/28      17379.19                    16311.25
  1995/03/31      17979.28                    16640.96
  1995/04/30      18479.34                    17163.64
  1995/05/31      19036.22                    17851.09
  1995/06/30      19309.72                    18128.85
  1995/07/31      20052.85                    18762.92
  1995/08/31      20304.36                    19057.28
  1995/09/30      20978.45                    19705.46
  1995/10/31      20737.06                    19450.90
  1995/11/30      21633.67                    20415.39
  1995/12/31      22267.47                    20940.04
  1996/01/31      22914.58                    21543.05
  1996/02/29      22991.55                    21722.27
  1996/03/31      23233.56                    22099.47
  1996/04/30      23536.08                    22232.81
  1996/05/31      23790.20                    22538.07
  1996/06/30      23572.38                    22529.14
  1996/07/31      22422.81                    21640.87
  1996/08/31      22882.64                    22293.33
  1996/09/30      23862.80                    23149.82
  1996/10/31      24250.03                    23979.01
  1996/11/30      25871.54                    25671.65
  1996/12/31      25448.01                    25461.90
  1997/01/31      26440.28                    26608.12
  1997/02/28      26733.18                    26984.95
  1997/03/31      25739.58                    26039.51
  1997/04/30      26652.62                    27061.44
  1997/05/31      28304.14                    28636.85
  1997/06/30      29619.99                    29887.64
  1997/07/31      31781.74                    32037.71
  1997/08/31      30291.34                    31054.48
  1997/09/30      31956.29                    32950.14
  1997/10/31      30788.14                    32031.70
  1997/11/30      31916.01                    33341.19
  1997/12/31      32587.36                    34329.91
  1998/01/31      32520.23                    33830.79
  1998/02/28      34616.16                    36085.61
  1998/03/31      36205.24                    38220.53
  1998/04/30      36219.56                    38469.83
  1998/05/31      35618.28                    37823.75
  1998/06/30      36019.13                    38242.68
  1998/07/31      35131.54                    37360.71
  1998/08/31      29763.03                    31776.27
  1998/09/30      31509.58                    33597.52
  1998/10/31      33828.78                    36066.02
  1998/11/30      35246.07                    37689.68
  1998/12/31      36348.40                    38964.64
  1999/01/31      36233.87                    39181.65
  1999/02/28      35807.33                    38466.55
  1999/03/31      37101.75                    39181.62
  1999/04/30      40382.96                    42835.36
  1999/05/31      39284.21                    42489.46
  1999/06/30      40954.92                    43745.15
  1999/07/31      39720.70                    42481.19
  1999/08/31      38637.00                    40908.17
  1999/09/30      37372.68                    39523.04
  1999/10/31      38742.36                    41575.47
  1999/11/30      38230.61                    41286.38
  1999/12/31      38621.95                    41556.13
IMATRL PRASUN   SHR__CHT 19991231 20000201 171557 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $38,622 - a 286.22% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,556 - a 315.56% increase. Going forward, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

General Electric Co.            4.8

Citigroup, Inc.                 3.5

Exxon Mobil Corp.               3.0

BP Amoco PLC sponsored ADR      2.6

American Express Co.              2.4

                                 16.3

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         23.6

ENERGY                          14.0

UTILITIES                       10.9

INDUSTRIAL MACHINERY &          8.8
EQUIPMENT

BASIC INDUSTRIES                8.0

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 97.3%

                        Bonds 1.4%

                        Short-Term Investments  and
                        Net Other Assets 1.3%


Row: 1, Col: 1, Value: 97.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.3

* FOREIGN INVESTMENTS 9.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: EQUITY-INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Steve Petersen)

An interview with
Steve Petersen,
Portfolio Manager
of Equity-Income Portfolio

Q. HOW DID THE FUND PERFORM, STEVE?

A. The fund slightly underperformed the Russell 3000 Value Index, which returned 6.65% for the 12-month period ending December 31, 1999.

Q. WHY DID THE FUND'S PERFORMANCE LAG THAT OF THE RUSSELL INDEX?

A. The Russell 3000 Value Index, which focuses on companies with value characteristics, closely reflects the fund's investment strategy. However, 7% of the index was in technology stocks - typically growth stocks rather than dividend-paying stocks - and the fund was unable to identify good dividend-paying candidates within this sector. A huge push in technology performance, particularly during the fourth quarter, helped boost the Russell index. Consequently, the fund's underweighting in technology stocks hurt its performance relative to the index.

Q. WHAT WAS YOUR STRATEGY WITHIN THIS CHALLENGING ENVIRONMENT?

A. I followed my long-term strategy, which emphasizes companies that pay dividends, show signs of improvement in business fundamentals and have good valuations. Rather than buying the high-priced growth stocks, I looked for earnings growth, restructuring progress, acquisition activity or share buyback programs that allowed for faster earnings growth. Although this approach has worked well for us before, over the past two years the market focused only on companies that had robust internal growth, and punished companies that could not sustain strong earnings growth.

Q. FINANCIAL STOCKS ACCOUNTED FOR A SIGNIFICANT PROPORTION OF THE
FUND'S PORTFOLIO AND THE RUSSELL INDEX. HOW DID THEY DO?

A. The biggest impact on financial stocks during 1999 was the Federal Reserve Board's interest-rate increases. In general, rising interest rates are not good for this sector because they tend to cause borrowing activity to slow. We also saw a gradual narrowing between longer-term fixed-income yields and shorter-term yields during the year, which negatively affected many financial stocks. Lending institutions play the spreads, borrowing short-term money - deposits - and lending long-term money - mortgages and installment loans. When spreads narrow, it hurts banks' profitability. Such traditional commercial banks as Bank One, BankAmerica and savings and loan institution Washington Mutual performed poorly. Fannie Mae also suffered from negative investor perception of the overall sector, even though its earnings were on track during the year. On the other hand, financial companies that earned a higher percentage of their revenues from transactions or asset management did well during the year. For example, Citigroup benefited from strong equity markets through its Salomon Smith Barney subsidiary. Fund holding Bank of New York's custodial business helped its performance.

Q. WHICH OTHER STOCKS PERFORMED WELL?

A. GE, the fund's largest holding, contributed significantly to overall performance. This company demonstrated consistent earnings growth and did a good job strengthening its various business units. Energy holdings BP Amoco and Total Fina benefited from rising oil prices and their stocks performed very well. Alcoa demonstrated its ability to cut costs, make successful acquisitions of second-tier producers, integrate those acquisitions successfully, purchase properties and streamline its operations. As a result, with aluminum prices trending upward during 1999, Alcoa's stock performed strongly. Wal-Mart continued to improve profitability and benefited from a consumer trend toward value for such products as apparel.

Q. WHAT ABOUT DISAPPOINTMENTS?

A. In addition to the financial stocks I mentioned earlier, Philip Morris performed poorly, suffering from continued litigation woes that do not appear likely to let up in the near future. I sold much of the fund's position in this stock. Waste Management experienced internal accounting problems earlier in 1999, and its stock fell significantly. I sold this stock from the fund's portfolio.

Q. WHAT'S YOUR OUTLOOK, STEVE?

A. I'm still cautious. The outlook for corporate earnings growth in the near term looks good and, as the world economy continues its recovery, we're seeing more good news from companies that were hurt by the global economic downturn last year. The potentially bad news is that the U.S. government and the Fed are still concerned about the potential for inflation to pick up once again. They also appear to be monitoring the valuation anomaly on the technology side of the market. Any action to increase interest rates could be detrimental to value stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: seeks reasonable income while maintaining a yield that exceeds the composite dividend yield of S&P 500; also considers the potential for achieving capital appreciation

START DATE: October 9, 1986

SIZE: as of December 31, 1999, more than $11.4 billion

MANAGER: Stephen Petersen, since 1997; joined
Fidelity in 1980
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: EQUITY-INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 94.3%

                                 SHARES                       VALUE (NOTE 1)

AEROSPACE & DEFENSE - 3.6%

AEROSPACE & DEFENSE - 3.3%

Boeing Co.                        1,116,200                   $ 46,392,063

Harsco Corp.                      583,300                      18,519,775

Honeywell International, Inc.     2,029,925                    117,101,298

Rockwell International Corp.      313,800                      15,023,175

Textron, Inc.                     1,122,400                    86,074,050

United Technologies Corp.         1,466,300                    95,309,500

                                                               378,419,861

DEFENSE ELECTRONICS - 0.0%

Raytheon Co. Class B              33,600                       892,500

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            505,700                      26,675,675

TOTAL AEROSPACE & DEFENSE                                      405,988,036

BASIC INDUSTRIES - 7.7%

CHEMICALS & PLASTICS - 3.2%

Arch Chemicals, Inc.              292,600                      6,126,312

Aventis SA                        368,416                      21,500,108

Celanese AG (a)                   49,110                       892,064

CK Witco Corp.                    630,951                      8,438,970

Dexter Corp.                      281,000                      11,169,750

Dow Chemical Co.                  273,400                      36,533,075

E. I. du Pont de Nemours and      560,649                      36,932,753
Co.

Eastman Chemical Co.              434,800                      20,734,525

Engelhard Corp.                   557,500                      10,522,813

Great Lakes Chemical Corp.        1,060,100                    40,482,569

Hercules, Inc.                    856,100                      23,863,788

Hercules Trust II unit            15,700                       12,128,250

IMC Global, Inc.                  1,626,800                    26,638,850

Lyondell Chemical Co.             611,700                      7,799,175

M. A. Hanna Co.                   979,200                      10,710,000

Millennium Chemicals, Inc.        749,200                      14,796,700

Monsanto Co.                      288,800                      10,288,500

Praxair, Inc.                     446,900                      22,484,656

Solutia, Inc.                     1,249,300                    19,286,069

Union Carbide Corp.               376,200                      25,111,350

                                                               366,440,277

IRON & STEEL - 0.8%

AK Steel Holding Corp.            980,800                      18,512,600

Allegheny Technologies, Inc.      687,550                      15,426,903

Dofasco, Inc.                     749,800                      14,771,065

Nucor Corp.                       628,100                      34,427,731

                                                               83,138,299

METALS & MINING - 2.1%

Alcan Aluminium Ltd.              679,500                      27,899,565

Alcoa, Inc.                       1,849,858                    153,538,214

Olin Corp.                        712,700                      14,120,369

Phelps Dodge Corp.                429,800                      28,850,325

Ryerson Tull, Inc.                753,323                      14,642,716

                                                               239,051,189



                                 SHARES                       VALUE (NOTE 1)

PACKAGING & CONTAINERS - 0.4%

American National Can Group,      501,400                     $ 6,518,200
Inc.

Ball Corp.                        383,152                      15,086,610

Owens-Illinois, Inc. (a)          681,300                      17,075,081

Tupperware Corp.                  576,500                      9,764,469

                                                               48,444,360

PAPER & FOREST PRODUCTS - 1.2%

Bowater, Inc.                     798,600                      43,373,963

Champion International Corp.      800,800                      49,599,550

Georgia-Pacific Corp.             352,800                      17,904,600

Pentair, Inc.                     236,600                      9,109,100

Smurfit-Stone Container Corp.     755,400                      18,507,300
(a)

                                                               138,494,513

TOTAL BASIC INDUSTRIES                                         875,568,638

CONSTRUCTION & REAL ESTATE -
1.7%

BUILDING MATERIALS - 0.7%

Fortune Brands, Inc.              805,700                      26,638,456

Masco Corp.                       2,090,800                    53,054,050

Water Pik Technologies, Inc.      54,895                       524,933
(a)

                                                               80,217,439

ENGINEERING - 0.2%

PerkinElmer, Inc.                 587,500                      24,491,406

REAL ESTATE INVESTMENT TRUSTS
- 0.8%

Alexandria Real Estate            109,600                      3,486,650
Equities, Inc.

Crescent Real Estate Equities     853,600                      15,684,900
Co.

Duke-Weeks Realty Corp.           495,722                      9,666,579

Equity Office Properties Trust    524,500                      12,915,813

Equity Residential Properties     548,700                      23,422,631
Trust (SBI)

Public Storage, Inc.              609,700                      13,832,569

Reckson Associates Realty         125,800                      2,578,900
Corp.

Spieker Properties, Inc.          277,000                      10,093,188

                                                               91,681,230

TOTAL CONSTRUCTION & REAL                                      196,390,075
ESTATE

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Eaton Corp.                       465,900                      33,835,988

Federal-Mogul Corp.               503,700                      10,136,963

Ford Motor Co.                    906,100                      48,419,719

Meritor Automotive, Inc.          629,900                      12,204,313

Navistar International Corp.      324,800                      15,387,400
(a)

Pep Boys-Manny, Moe & Jack        662,100                      6,041,663

TRW, Inc.                         852,300                      44,266,331

                                                               170,292,377

CONSUMER DURABLES - 0.5%

Minnesota Mining &                350,200                      34,275,825
Manufacturing Co.

Snap-On, Inc.                     1,102,000                    29,271,875

                                                               63,547,700

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.4%

Newell Rubbermaid, Inc.           1,442,367                   $ 41,828,643

TOTAL DURABLES                                                 275,668,720

ENERGY - 13.9%

ENERGY SERVICES - 1.6%

Baker Hughes, Inc.                1,771,100                    37,303,794

Halliburton Co.                   2,407,900                    96,917,975

Schlumberger Ltd.                 724,300                      40,741,875

Transocean Sedco Forex, Inc.      140,224                      4,723,796

                                                               179,687,440

OIL & GAS - 12.3%

Amerada Hess Corp.                709,400                      40,258,450

Anadarko Petroleum Corp.          587,900                      20,062,088

Atlantic Richfield Co.            183,600                      15,881,400

BP Amoco PLC sponsored ADR        4,967,238                    294,619,304

Burlington Resources, Inc.        1,131,400                    37,406,913

Chevron Corp.                     1,280,171                    110,894,813

Conoco, Inc.:

Class A                           721,200                      17,849,700

Class B                           1,112,415                    27,671,323

Exxon Mobil Corp.                 4,255,118                    342,802,944

Kerr-McGee Corp.                  156,000                      9,672,000

Occidental Petroleum Corp.        1,854,000                    40,092,750

Royal Dutch Petroleum Co.         2,218,600                    134,086,638
(NY Registry Gilder 1.25)

Santa Fe Snyder Corp. (a)         1,336,203                    10,689,624

Tosco Corp.                       449,800                      12,228,938

Total Fina SA:

Class B                           448,000                      62,047,998

sponsored ADR                     2,183,396                    151,200,173

Ultramar Diamond Shamrock         713,600                      16,189,800
Corp.

Union Pacific Resources           645,500                      8,230,125
Group, Inc.

Unocal Corp.                      463,983                      15,572,429

USX - Marathon Group              1,621,100                    40,020,906

                                                               1,407,478,316

TOTAL ENERGY                                                   1,587,165,756

FINANCE - 23.1%

BANKS - 9.3%

Bank of America Corp.             3,004,190                    150,772,786

Bank of New York Co., Inc.        4,618,300                    184,732,000

Bank One Corp.                    1,439,038                    46,139,156

Chase Manhattan Corp.             2,012,500                    156,346,094

Comerica, Inc.                    1,443,200                    67,379,400

FleetBoston Financial Corp.       2,365,200                    82,338,525

Mellon Financial Corp.            1,917,200                    65,304,625

National Bank of Canada           2,476,636                    31,670,537



                                 SHARES                       VALUE (NOTE 1)

Toronto Dominion Bank             584,700                     $ 15,661,246

U.S. Bancorp                      2,928,094                    69,725,238

Wachovia Corp.                    442,500                      30,090,000

Wells Fargo & Co.                 3,967,200                    160,423,650

                                                               1,060,583,257

CREDIT & OTHER FINANCE - 7.6%

American Express Co.              1,610,972                    267,824,095

Associates First Capital          3,787,456                    103,918,324
Corp. Class A

Citigroup, Inc.                   7,215,398                    400,905,551

Household International, Inc.     2,527,647                    94,154,851

                                                               866,802,821

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        3,901,500                    243,599,906

Freddie Mac                       548,400                      25,809,075

SLM Holding Corp.                 412,700                      17,436,575

                                                               286,845,556

INSURANCE - 1.9%

ACE Ltd.                          1,474,100                    24,599,044

Conseco, Inc.                     244,600                      4,372,225

Financial Security Assurance      417,871                      21,781,526
Holdings Ltd.

Hartford Financial Services       1,691,600                    80,139,550
Group, Inc.

Highlands Insurance Group,        371,100                      3,525,450
Inc. (a)

Marsh & McLennan Companies,       94,800                       9,071,175
Inc.

PMI Group, Inc.                   189,700                      9,259,731

Reliastar Financial Corp.         267,601                      10,486,614

Torchmark Corp.                   550,340                      15,994,256

Travelers Property Casualty       620,000                      21,235,000
Corp.  Class A

UnumProvident Corp.               463,700                      14,867,381

                                                               215,331,952

SAVINGS & LOANS - 0.7%

TCF Financial Corp.               442,100                      10,997,238

Washington Mutual, Inc.           2,898,482                    75,360,532

                                                               86,357,770

SECURITIES INDUSTRY - 1.1%

Franklin Resources, Inc.          590,900                      18,945,731

Lehman Brothers Holdings,         449,800                      38,092,438
Inc.

Morgan Stanley Dean Witter &      205,300                      29,306,575
Co.

Nomura Securities Co. Ltd.        1,561,000                    28,180,480

Waddell & Reed Financial, Inc.:

Class A                           394,416                      10,698,534

Class B                           182,132                      4,576,066

                                                               129,799,824

TOTAL FINANCE                                                  2,645,721,180

HEALTH - 5.8%

DRUGS & PHARMACEUTICALS - 3.8%

Bristol-Myers Squibb Co.          1,792,400                    115,049,675

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Eli Lilly & Co.                   1,773,400                   $ 117,931,100

Merck & Co., Inc.                 1,710,700                    114,723,819

Schering-Plough Corp.             2,129,530                    89,839,547

                                                               437,544,141

MEDICAL EQUIPMENT & SUPPLIES
- 1.3%

Abbott Laboratories               1,514,100                    54,980,756

Becton, Dickinson & Co.           925,800                      24,765,150

Cardinal Health, Inc.             289,700                      13,869,388

Johnson & Johnson                 607,800                      56,601,375

                                                               150,216,669

MEDICAL FACILITIES MANAGEMENT
- 0.7%

Beverly Enterprises, Inc. (a)     1,722,000                    7,533,750

Columbia/HCA Healthcare Corp.     2,259,150                    66,221,334

                                                               73,755,084

TOTAL HEALTH                                                   661,515,894

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.5%

ELECTRICAL EQUIPMENT - 5.9%

Emerson Electric Co.              340,100                      19,513,238

General Electric Co.              3,588,100                    555,258,458

Loral Space & Communications      298,700                      7,262,144
Ltd. (a)

Siemens AG                        671,400                      85,809,251

Teledyne Technologies, Inc.       156,842                      1,480,196
(a)

                                                               669,323,287

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.5%

Caterpillar, Inc.                 490,100                      23,065,331

Deere & Co.                       1,297,000                    56,257,375

Ingersoll-Rand Co.                643,800                      35,449,238

Kennametal, Inc.                  493,737                      16,601,907

Parker-Hannifin Corp.             525,000                      26,939,062

Tyco International Ltd.           3,389,046                    131,749,163

                                                               290,062,076

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     592,200                      5,218,763
(a)

Republic Services, Inc. Class     588,200                      8,455,375
A (a)

                                                               13,674,138

TOTAL INDUSTRIAL MACHINERY &                                   973,059,501
EQUIPMENT

MEDIA & LEISURE - 5.5%

BROADCASTING - 2.5%

CBS Corp. (a)                     1,586,100                    101,411,269

MediaOne Group, Inc. (a)          741,110                      56,926,512

Time Warner, Inc.                 1,711,380                    123,968,089

                                                               282,305,870

ENTERTAINMENT - 1.5%

Fox Entertainment Group, Inc.     164,000                      4,089,750
Class A



                                 SHARES                       VALUE (NOTE 1)

Mandalay Resort Group (a)         464,400                     $ 9,346,050

Viacom, Inc. Class B              1,904,300                    115,091,131
(non-vtg.) (a)

Walt Disney Co.                   1,559,000                    45,600,750

                                                               174,127,681

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   569,800                      12,678,050

LODGING & GAMING - 0.4%

Mirage Resorts, Inc. (a)          1,046,900                    16,030,656

Starwood Hotels & Resorts         1,465,981                    34,450,554
Worldwide, Inc. unit

                                                               50,481,210

PUBLISHING - 0.4%

Harcourt General, Inc.            564,000                      22,701,000

Reader's Digest Association,      873,100                      25,538,175
Inc.  Class A (non-vtg.)

                                                               48,239,175

RESTAURANTS - 0.6%

McDonald's Corp.                  1,562,400                    62,984,250

TOTAL MEDIA & LEISURE                                          630,816,236

NONDURABLES - 3.6%

BEVERAGES - 0.1%

Brown-Forman Corp. Class B        147,800                      8,461,550

FOODS - 0.7%

Corn Products International,      401,625                      13,153,219
Inc.

H. J. Heinz Co.                   336,200                      13,384,963

Hershey Foods Corp.               394,900                      18,757,750

Nabisco Group Holdings Corp.      967,700                      10,281,813

Nabisco Holdings Corp. Class A    779,200                      24,642,200

                                                               80,219,945

HOUSEHOLD PRODUCTS - 1.9%

Avon Products, Inc.               837,400                      27,634,200

Clorox Co.                        742,300                      37,393,363

Gillette Co.                      921,500                      37,954,281

Procter & Gamble Co.              307,200                      33,657,600

Unilever NV                       11,071                       610,989

Unilever NV (NY Shares)           714,285                      38,883,890

Unilever PLC                      6,090,714                    46,156,160

                                                               222,290,483

TOBACCO - 0.9%

Philip Morris Companies, Inc.     4,374,000                    101,422,125

TOTAL NONDURABLES                                              412,394,103

PRECIOUS METALS - 0.1%

Newmont Mining Corp.              605,600                      14,837,200

RETAIL & WHOLESALE - 2.9%

APPAREL STORES - 0.9%

Charming Shoppes, Inc. (a)        612,800                      4,059,800

Footstar, Inc. (a)                551,800                      16,829,900

Payless ShoeSource, Inc. (a)      385,000                      18,095,000

COMMON STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

APPAREL STORES - CONTINUED

The Limited, Inc.                 1,317,700                   $ 57,072,881

TJX Companies, Inc.               350,200                      7,157,213

                                                               103,214,794

GENERAL MERCHANDISE STORES -
2.0%

Consolidated Stores Corp. (a)     2,020,156                    32,827,539

Dayton Hudson Corp.               920,700                      67,613,906

Federated Department Stores,      1,104,400                    55,841,225
Inc. (a)

Hudson's Bay Co. (d)              302,500                      3,575,551

Wal-Mart Stores, Inc.             1,062,300                    73,431,488

                                                               233,289,709

TOTAL RETAIL & WHOLESALE                                       336,504,503

SERVICES - 1.5%

LEASING & RENTAL - 0.2%

Ryder System, Inc.                877,400                      21,441,463

PRINTING - 0.1%

New England Business Service,     200,000                      4,887,500
Inc.

R. R. Donnelley & Sons Co.        568,400                      14,103,425

                                                               18,990,925

SERVICES - 1.2%

ACNielsen Corp. (a)               859,800                      21,172,575

Cendant Corp. (a)                 928,791                      24,671,011

Edperbrascan Corp. Class A        2,699,800                    35,644,004
(ltd. vtg.)

H&R Block, Inc.                   673,000                      29,443,750

Modis Professional Services,      165,600                      2,359,800
Inc. (a)

Viad Corp.                        775,800                      21,625,425

                                                               134,916,565

TOTAL SERVICES                                                 175,348,953

TECHNOLOGY - 2.8%

COMPUTER SERVICES & SOFTWARE
- 0.9%

Litton Industries, Inc. (a)       642,500                      32,044,688

NCR Corp. (a)                     247,900                      9,389,213

Unisys Corp. (a)                  2,059,717                    65,782,212

                                                               107,216,113

COMPUTERS & OFFICE EQUIPMENT
- 1.7%

Compaq Computer Corp.             1,951,500                    52,812,469

International Business            635,000                      68,580,000
Machines Corp.

Pitney Bowes, Inc.                1,582,000                    76,430,375

Xerox Corp.                       20                           454

                                                               197,823,298

ELECTRONIC INSTRUMENTS - 0.2%

Beckman Coulter, Inc.             209,000                      10,632,875

Thermo Electron Corp. (a)         614,900                      9,223,500

                                                               19,856,375

TOTAL TECHNOLOGY                                               324,895,786



                                 SHARES                       VALUE (NOTE 1)

TRANSPORTATION - 1.2%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     336,700                     $ 22,558,900

RAILROADS - 1.0%

Burlington Northern Santa Fe      2,998,700                    72,718,475
Corp.

CSX Corp.                         880,000                      27,610,000

Union Pacific Corp.               409,400                      17,860,075

                                                               118,188,550

TOTAL TRANSPORTATION                                           140,747,450

UTILITIES - 10.0%

CELLULAR - 0.4%

ALLTEL Corp.                      506,600                      41,889,488

ELECTRIC UTILITY - 2.4%

Allegheny Energy, Inc.            1,148,700                    30,943,106

American Electric Power Co.,      997,100                      32,031,838
Inc.

Central & South West Corp.        444,000                      8,880,000

Cinergy Corp.                     415,000                      10,011,875

CMS Energy Corp.                  379,200                      11,826,300

Consolidated Edison, Inc.         473,450                      16,334,025

DPL, Inc.                         1,358,750                    23,523,359

Entergy Corp.                     3,187,300                    82,072,975

Niagara Mohawk Holdings, Inc.     1,434,200                    19,989,163
(a)

PG&E Corp.                        1,551,878                    31,813,499

Pinnacle West Capital Corp.       72,100                       2,203,556

                                                               269,629,696

GAS - 0.1%

Sempra Energy                     688,284                      11,958,934

TELEPHONE SERVICES - 7.1%

AT&T Corp.                        4,262,300                    216,311,725

Bell Atlantic Corp.               1,352,440                    83,259,587

BellSouth Corp.                   2,124,399                    99,448,428

CenturyTel, Inc.                  467,300                      22,138,338

GTE Corp.                         1,087,100                    76,708,494

MCI WorldCom, Inc. (a)            1,616,816                    85,792,272

Pathnet, Inc. warrants            520                          5,200
4/15/08 (a)(d)

SBC Communications, Inc.          4,829,993                    235,462,159

                                                               819,126,203

TOTAL UTILITIES                                                1,142,604,321

TOTAL COMMON STOCKS                                            10,799,226,352
(Cost $8,107,467,117)

PREFERRED STOCKS - 3.0%



CONVERTIBLE PREFERRED STOCKS
- 3.0%

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.1%

Monsanto Co. $1.625 ACES          460,000                      14,720,000

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - 0.2%

Georgia-Pacific Corp. $3.75       314,100                     $ 15,940,575
PEPS

TOTAL BASIC INDUSTRIES                                         30,660,575

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     219,200                      2,096,100
Securities Trust II
(Republic Industries, Inc.)
$1.55 ACES

ENERGY - 0.1%

OIL & GAS - 0.1%

Apache Corp. $2.015 ACES          183,100                      6,316,950

The Coastal Corp. $1.20 PRIDES    368,900                      7,239,663

                                                               13,556,613

FINANCE - 0.5%

CREDIT & OTHER FINANCE - 0.4%

Federal-Mogul Financing Trust     490,300                      16,425,050
$3.50

Union Pacific Capital Trust:

$3.125                            403,200                      16,430,400

$3.125 TIDES (d)                  384,500                      15,668,375

                                                               48,523,825

INSURANCE - 0.1%

Conseco, Inc. $3.50 PRIDES        240,400                      5,619,350

SECURITIES INDUSTRY - 0.0%

Merrill Lynch & Co., Inc.         77,600                       1,387,100
(IMC Global, Inc.) $2.39
STRYPES

TOTAL FINANCE                                                  55,530,275

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.2%

Loral Space & Communications
Ltd. Series C:

$3.00 (d)                         183,200                      11,289,700

$3.00                             208,700                      12,861,138

                                                               24,150,838

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

Ingersoll Rand Co./Ingersoll      530,100                      13,517,550
Rand Finance $1.68 Growth
PRIDES

TOTAL INDUSTRIAL MACHINERY &                                   37,668,388
EQUIPMENT

MEDIA & LEISURE - 0.9%

BROADCASTING - 0.7%

Cox Communications, Inc.:

$2.27 PRIDES                      224,900                      14,000,025

$6.858 PRIZES                     146,400                      14,200,800



                                 SHARES                       VALUE (NOTE 1)

MediaOne Group, Inc.:

$3.04                             448,600                     $ 21,420,650

(Vodafone AirTouch PLC) $3.63     249,900                      26,989,200
PIES

                                                               76,610,675

ENTERTAINMENT - 0.1%

Premier Parks, Inc. $4.05 PIES    273,300                      14,758,200

PUBLISHING - 0.1%

Readers Digest Automatic          464,700                      12,546,900
Common Exchange Trust $1.93
TRACES

Tribune Co. (The Learning         102,300                      1,739,100
Co., Inc.) $1.75 DECS

                                                               14,286,000

TOTAL MEDIA & LEISURE                                          105,654,875

NONDURABLES - 0.2%

BEVERAGES - 0.2%

Seagram Co. Ltd. $3.76 ACES       473,400                      21,095,888

RETAIL & WHOLESALE - 0.1%

GENERAL MERCHANDISE STORES -
0.1%

K mart Financing I $3.875         100,000                      4,375,000

UTILITIES - 0.6%

ELECTRIC UTILITY - 0.5%

Houston Industries, Inc.          285,500                      34,402,750
(Time Warner, Inc.) $3.216
ACES

NiSource, Inc. $3.875 PIES        299,300                      10,774,800

Texas Utilities Co. $3.90         398,400                      15,202,944
growth PRIDES

                                                               60,380,494

GAS - 0.1%

Enron Corp. (EOG Resources,       484,900                      8,819,119
Inc.) $1.5575 ACES

TOTAL UTILITIES                                                69,199,613

TOTAL CONVERTIBLE PREFERRED                                    339,837,327
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

California Federal Preferred      31,590                       718,673
Capital Corp. $2.2812

MEDIA & LEISURE - 0.0%

BROADCASTING - 0.0%

CSC Holdings, Inc. 11.125%        22,360                       2,442,830
pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                       VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             6,123                       $ 541,886

TOTAL MEDIA & LEISURE                                          2,984,716

TOTAL NONCONVERTIBLE                                           3,703,389
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                         343,540,716
(Cost $341,105,704)


CORPORATE BONDS - 1.4%

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 1.0%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Liberty Property LP 8.3%          Ba2       $ 27,985,000                     34,578,966
7/1/01

DURABLES - 0.1%

CONSUMER ELECTRONICS - 0.1%

Sunbeam Corp. 0% 3/25/18 (d)      Caa2       60,290,000                      8,968,138

FINANCE - 0.0%

INSURANCE - 0.0%

Loews Corp. 3.125% 9/15/07        A2         4,320,000                       3,520,800

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.0%

Jacor Communications, Inc.        Ba3        3,370,000                       2,266,965
liquid yield option notes 0%
2/9/18

PUBLISHING - 0.3%

News America Holdings, Inc.       Baa3       48,470,000                      37,806,600
liquid yield option notes 0%
3/11/13

TOTAL MEDIA & LEISURE                                                        40,073,565

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         820,000                         582,200
International, Inc. 7%
3/28/01

TECHNOLOGY - 0.2%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Softkey International, Inc.       -          1,340,000                       1,306,500
5.5% 11/1/00 (d)



MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

Quantum Corp. 7% 8/1/04           B2        $ 7,730,000                     $ 5,555,938

ELECTRONICS - 0.1%

Micron Technology, Inc. 7%        B2         9,683,000                       12,442,655
7/1/04

TOTAL TECHNOLOGY                                                             19,305,093

UTILITIES - 0.1%

TELEPHONE SERVICES - 0.1%

Telefonos de Mexico SA de CV      BB         9,430,000                       12,282,575
4.25% 6/15/04

TOTAL CONVERTIBLE BONDS                                                      119,311,337

NONCONVERTIBLE BONDS - 0.4%

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS - 0.0%

Lyondell Chemical Co. 9.875%      Ba3        1,340,000                       1,366,800
5/1/07

ENERGY - 0.0%

ENERGY SERVICES - 0.0%

RBF Finance Co. 11.375%           Ba3        1,520,000                       1,634,000
3/15/09

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Macsaver Financial Services,      Ba2        1,000,000                       570,000
Inc. 7.875% 8/1/03

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Tenet Healthcare Corp. 8.125%     Ba3        2,220,000                       2,070,150
12/1/08

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

POLLUTION CONTROL - 0.0%

Allied Waste North America,       B2         1,030,000                       916,700
Inc. 10% 8/1/09 (d)

MEDIA & LEISURE - 0.2%

BROADCASTING - 0.2%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         1,065,000                       950,513

9.875% 3/1/07                     B1         2,425,000                       2,449,250

Century Communications Corp.      B1         440,000                         192,500
Series B, 0% 1/15/08

Charter Communications            B2         1,340,000                       1,239,500
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Falcon Holding Group              B2        $ 1,840,000                     $ 1,343,200
LP/Falcon Funding Corp. 0%
4/15/10 (c)

NTL Communications Corp.          B3         6,470,000                       7,003,775
11.5% 10/1/08

Telewest PLC 0% 10/1/07 (c)       B1         1,780,000                       1,646,500

                                                                             14,825,238

ENTERTAINMENT - 0.0%

Regal Cinemas, Inc. 8.875%        Caa1       2,340,000                       1,749,150
12/15/10

LODGING & GAMING - 0.0%

HMH Properties, Inc. 7.875%       Ba2        860,000                         769,700
8/1/08

RESTAURANTS - 0.0%

Domino's, Inc. 10.375% 1/15/09    B3         1,020,000                       981,750

TOTAL MEDIA & LEISURE                                                        18,325,838

NONDURABLES - 0.0%

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B3         1,390,000                       1,056,400
Corp. 9% 11/1/06

UTILITIES - 0.2%

CELLULAR - 0.1%

Nextel Communications, Inc.:

0% 10/31/07 (c)                   B1         4,635,000                       3,360,375

12% 11/1/08                       B1         2,090,000                       2,335,575

                                                                             5,695,950

TELEPHONE SERVICES - 0.1%

GST Network Funding, Inc. 0%      -          1,620,000                       793,800
5/1/08 (c)

ICG Services, Inc. 0% 5/1/08      B3         1,395,000                       714,938
(c)

Intermedia Communications,        B2         770,000                         710,325
Inc. 8.6% 6/1/08

McLeodUSA, Inc. 9.5% 11/1/08      B1         990,000                         999,900

NEXTLINK Communications, Inc.     B2         2,780,000                       2,717,450
9.625% 10/1/07

Pathnet, Inc. 12.25% 4/15/08      -          520,000                         332,800

Rhythms NetConnections, Inc.      B3         1,670,000                       1,619,900
12.75% 4/15/09

Teligent, Inc. 0% 3/1/08 (c)      Caa1       3,160,000                       1,856,500



MOODY'S RATINGS (UNAUDITED) (E)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1      $ 660,000                       $ 620,400

15% 3/1/07                        CCC        840,000                         1,192,800

                                                                             11,558,813

TOTAL UTILITIES                                                              17,254,763

TOTAL NONCONVERTIBLE BONDS                                                   43,194,651

TOTAL CORPORATE BONDS                                                        162,505,988
(Cost $156,035,259)


CASH EQUIVALENTS - 0.7%

                               SHARES

Central Cash Collateral Fund,   2,271,170                      2,271,170
 4.97% (b)

Taxable Central Cash Fund,      70,952,473                     70,952,473
5.12% (b)

TOTAL CASH EQUIVALENTS                                         73,223,643
(Cost $73,223,643)

TOTAL INVESTMENT PORTFOLIO -                                   11,378,496,699
99.4%
(Cost $8,677,831,723)

NET OTHER ASSETS - 0.6%                                        73,126,371

NET ASSETS - 100%                           $ 11,451,623,070

SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

DECS                         -   Dividend Enhanced Convertible
                                 Stock/Debt Exchangeable  for
                                 Common Stock

PIES                         -   Premium Income Equity
                                 Securities

PEPS                         -   Participating Equity
                                 Preferred Shares/Premium
                                 Exchangeable Participating
                                 Shares

PRIDES                       -   Preferred Redeemable
                                 Increased Dividend Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed Zero-Premium
                                 Exchangeable Securities

STRYPES                      -   Structured Yield Product
                                 Exchangeable for Common Stock

TIDES                        -   Term Income Deferred Equity
                                 Securities

TRACES                       -   Trust Automatic Common
                                 Exchange Securities

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,730,164 or 0.4% of net assets.

(e) Standard & Poor's credit ratings are used in absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,130,810,154 and $3,702,654,756, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $357,904 for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $2,161,728. The fund received cash collateral of $2,271,170 which was invested in cash equivalents.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $8,683,660,234. Net unrealized appreciation aggregated $2,694,836,465, of which $3,429,361,965 related to appreciated investment securities and $734,525,500 related to depreciated investment securities.

The fund hereby designates approximately $377,295,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: EQUITY-INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            DECEMBER 31, 1999

ASSETS

Investment in securities, at                 $ 11,378,496,699
value  (cost $8,677,831,723)
-  See accompanying schedule

Receivable for investments                    90,046,143
sold

Receivable for fund shares                    5,505,560
sold

Dividends receivable                          16,959,938

Interest receivable                           2,863,561

Other receivables                             1,050,496

 TOTAL ASSETS                                 11,494,922,397

LIABILITIES

Payable for investments        $ 27,476,104
purchased

Payable for fund shares         8,190,160
redeemed

Accrued management fee          4,525,611

Distribution fees payable       35,366

Other payables and  accrued     800,916
expenses

Collateral on securities        2,271,170
loaned,  at value

 TOTAL LIABILITIES                            43,299,327

NET ASSETS                                   $ 11,451,623,070

Net Assets consist of:

Paid in capital                              $ 7,876,429,434

Undistributed net investment                  185,982,649
income

Accumulated undistributed                     688,542,254
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,700,668,733
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                   $ 11,451,623,070

INITIAL CLASS: NET ASSET                      $25.71
VALUE, offering price   and
redemption price per share
 ($11,014,291,174 (divided
by)    428,356,122 shares)

SERVICE CLASS: NET ASSET                      $25.66
VALUE, offering price   and
redemption price per  share
($437,331,896 (divided by)
17,043,776 shares)

STATEMENT OF OPERATIONS

                                  YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                                $ 237,494,123
Dividends

Interest                                          19,670,450

Security lending                                  164,973

                                                  257,329,546

Less foreign taxes withheld                       (5,121,217)

 TOTAL INCOME                                     252,208,329

EXPENSES

Management fee                   $ 56,916,465

Transfer agent fees               7,747,895

Distribution fees - Service       335,256
Class

Accounting and security           1,001,302
lending fees

Non-interested trustees'          47,939
compensation

Custodian fees and expenses       321,914

Registration fees                 28,786

Audit                             85,493

Legal                             72,821

Miscellaneous                     786,528

 Total expenses before            67,344,399
reductions

 Expense reductions               (1,041,650)     66,302,749

NET INVESTMENT INCOME                             185,905,580

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            697,929,742

 Foreign currency transactions    (331,079)       697,598,663

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (178,760,100)

 Assets and liabilities in        (100,181)       (178,860,281)
foreign currencies

NET GAIN (LOSS)                                   518,738,382

NET INCREASE (DECREASE) IN                       $ 704,643,962
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                                $ 1,041,650
 Expense reductions  Directed
brokerage arrangements

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 185,905,580                 $ 175,118,232
income

 Net realized gain (loss)       697,598,663                   377,421,064

 Change in net unrealized       (178,860,281)                 617,114,451
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     704,643,962                   1,169,653,747
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (170,985,891)                 (143,408,236)
From net investment income

 From net realized gain         (377,968,784)                 (510,364,604)

 TOTAL DISTRIBUTIONS            (548,954,675)                 (653,772,840)

Share transactions - net        (339,122,770)                 1,007,105,749
increase (decrease)

  TOTAL INCREASE (DECREASE)     (183,433,483)                 1,522,986,656
IN NET ASSETS

NET ASSETS

 Beginning of period            11,635,056,553                10,112,069,897

 End of period (including      $ 11,451,623,070              $ 11,635,056,553
undistributed net investment
income of $185,982,649 and
$172,284,861, respectively)





OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   41,506,315                   $ 1,076,558,536    64,328,671                   $ 1,568,020,907
Class  Sold

  Reinvested                 22,601,688                    537,468,103       27,884,679                    652,780,343

  Redeemed                   (84,630,671)                  (2,163,179,248)   (59,592,607)                  (1,424,580,460)

  Net increase (decrease)    (20,522,668)                 $ (549,152,609)    32,620,743                   $ 796,220,790

 Service Class  Sold         8,201,124                     211,555,674       8,703,524                     212,310,778

  Reinvested                 483,645                       11,486,572        42,396                        992,496

  Redeemed                   (507,589)                     (13,012,407)      (98,817)                      (2,418,315)

  Net increase (decrease)    8,177,180                    $ 210,029,839      8,647,103                    $ 210,884,959

Distributions From net                                    $ 167,408,106                                   $ 143,190,527
investment income  Initial
Class

  Service Class                                            3,577,785                                       217,709

  Total                                                   $ 170,985,891                                   $ 143,408,236

 From net realized gain                                   $ 370,059,997                                   $ 509,589,817
Initial Class

  Service Class                                            7,908,787                                       774,787

  Total                                                   $ 377,968,784                                   $ 510,364,604

                                                          $ 548,954,675                                   $ 653,772,840





FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999          1998          1997          1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.42       $ 24.28       $ 21.03       $ 19.27      $ 15.35
period

Income from Investment
Operations

Net investment income             .41 C         .38 C         .36 C         .35          .41

Net realized and unrealized       1.10          2.31          5.06          2.30         4.69
gain (loss)

Total from investment             1.51          2.69          5.42          2.65         5.10
operations

Less Distributions

From net investment income        (.38)         (.34)         (.36)         (.03)        (.40)

From net realized gain            (.84)         (1.21)        (1.81)        (.86)        (.78)

 Total distributions              (1.22)        (1.55)        (2.17)        (.89)        (1.18)

Net asset value, end of period   $ 25.71       $ 25.42       $ 24.28       $ 21.03      $ 19.27

TOTAL RETURN B, F                 6.33%         11.63%        28.11%        14.28%       35.09%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,014,291  $ 11,409,912  $ 10,106,742  $ 6,961,090  $ 4,879,435
(000 omitted)

Ratio of expenses to average      .57%          .58%          .58%          .58%         .61%
net assets

Ratio of expenses to average      .56% E        .57% E        .57% E        .56% E       .61%
net assets after expense
reductions

Ratio of net investment           1.57%         1.58%         1.65%         1.97%        2.56%
income to average net assets

Portfolio turnover                27%           28%           44%           186%         87%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999       1998       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 25.39    $ 24.27    $ 23.44
period

Income from Investment
Operations

Net investment income C           .38        .36        .05

Net realized and unrealized       1.11       2.31       .78
gain (loss)

Total from investment             1.49       2.67       .83
operations

Less Distributions

From net investment income        (.38)      (.34)      -

From net realized gain            (.84)      (1.21)     -

Total distributions               (1.22)     (1.55)     -

Net asset value, end of period   $ 25.66    $ 25.39    $ 24.27

TOTAL RETURN B, F                 6.25%      11.54%     3.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 437,332  $ 225,145  $ 5,328
(000 omitted)

Ratio of expenses to average      .67%       .68%       .68% A
net assets

Ratio of expenses to average      .66% E     .67% E     .65% A, E
net assets after expense
reductions

Ratio of net investment           1.47%      1.51%      1.63% A
income to average net assets

Portfolio turnover                27%        28%        44%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

F TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

FIDELITY VARIABLE INSURANCE PRODUCTS: BALANCED PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: BALANCED -         4.55%        13.50%
"INITIAL CLASS"

Fidelity Balanced Composite      12.00%       20.12%

 S&P 500 (registered trademark)  21.04%       28.59%

 LB Aggregate Bond               -0.82%       7.77%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             VIP III Balanced            60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00616                       F0021                       SP001                       LB001
  1995/01/03      10000.00                    10000.00                    10000.00                    10000.00
  1995/01/31       9990.00                    10242.08                    10261.28                    10213.32
  1995/02/28      10190.00                    10579.07                    10661.16                    10456.40
  1995/03/31      10260.00                    10792.19                    10975.77                    10520.18
  1995/04/30      10390.00                    11043.33                    11299.00                    10667.46
  1995/05/31      10610.00                    11479.12                    11750.63                    11080.29
  1995/06/30      10740.00                    11672.64                    12023.59                    11161.18
  1995/07/31      10880.00                    11894.60                    12422.30                    11136.63
  1995/08/31      10920.00                    11970.09                    12453.48                    11271.38
  1995/09/30      11020.00                    12319.61                    12979.01                    11380.71
  1995/10/31      10890.00                    12357.29                    12932.68                    11528.66
  1995/11/30      11210.00                    12756.92                    13500.42                    11701.59
  1995/12/31      11391.59                    12975.78                    13760.44                    11865.41
  1996/01/31      11473.17                    13275.05                    14228.85                    11943.72
  1996/02/29      11319.47                    13256.49                    14360.75                    11735.90
  1996/03/31      11227.28                    13295.97                    14499.04                    11653.75
  1996/04/30      11258.01                    13383.78                    14712.76                    11588.49
  1996/05/31      11380.93                    13580.17                    15092.20                    11565.31
  1996/06/30      11452.64                    13684.00                    15149.70                    11720.29
  1996/07/31      11227.28                    13336.05                    14480.39                    11751.93
  1996/08/31      11298.98                    13495.73                    14785.78                    11731.96
  1996/09/30      11780.44                    14045.39                    15617.92                    11936.09
  1996/10/31      12098.00                    14402.53                    16048.66                    12201.07
  1996/11/30      12733.12                    15154.26                    17261.78                    12409.71
  1996/12/31      12528.25                    14917.76                    16919.83                    12294.30
  1997/01/31      12927.76                    15495.50                    17976.98                    12332.41
  1997/02/28      13144.66                    15583.88                    18117.92                    12363.24
  1997/03/31      12777.20                    15130.49                    17373.45                    12226.01
  1997/04/30      13260.15                    15763.24                    18410.65                    12409.40
  1997/05/31      13785.10                    16398.94                    19531.49                    12527.29
  1997/06/30      14289.05                    16917.81                    20406.50                    12676.37
  1997/07/31      15086.97                    17908.21                    22030.24                    13018.63
  1997/08/31      14383.54                    17245.39                    20796.11                    12907.97
  1997/09/30      14960.98                    17914.20                    21935.11                    13099.01
  1997/10/31      14646.01                    17659.10                    21202.48                    13288.94
  1997/11/30      15002.98                    18182.06                    22183.94                    13350.07
  1997/12/31      15307.44                    18442.83                    22564.84                    13484.91
  1998/01/31      15475.43                    18659.64                    22814.41                    13657.52
  1998/02/28      16051.56                    19461.11                    24459.78                    13646.59
  1998/03/31      16655.17                    20085.54                    25712.37                    13692.99
  1998/04/30      16789.31                    20248.55                    25971.03                    13764.19
  1998/05/31      16789.31                    20116.65                    25524.59                    13894.95
  1998/06/30      17169.36                    20675.20                    26561.40                    14012.83
  1998/07/31      17158.18                    20560.63                    26278.52                    14042.56
  1998/08/31      15302.64                    18910.90                    22479.17                    14271.13
  1998/09/30      16174.52                    19814.85                    23919.19                    14605.24
  1998/10/31      16766.95                    20740.08                    25864.77                    14528.18
  1998/11/30      17392.92                    21541.30                    27432.44                    14610.46
  1998/12/31      18007.71                    22311.94                    29013.09                    14654.40
  1999/01/31      18208.91                    22935.54                    30226.42                    14759.07
  1999/02/28      17885.34                    22347.65                    29286.98                    14501.38
  1999/03/31      18332.47                    22933.73                    30458.76                    14581.84
  1999/04/30      18920.81                    23495.74                    31638.42                    14628.06
  1999/05/31      18497.20                    23080.20                    30891.44                    14499.33
  1999/06/30      18897.27                    23819.28                    32605.92                    14453.03
  1999/07/31      18438.37                    23333.08                    31587.96                    14392.32
  1999/08/31      18238.34                    23259.04                    31431.60                    14385.01
  1999/09/30      17897.10                    22984.49                    30570.06                    14551.94
  1999/10/31      18403.07                    23891.08                    32504.53                    14605.63
  1999/11/30      18403.07                    24181.84                    33165.35                    14604.61
  1999/12/31      18826.67                    24989.79                    35118.79                    14534.19
IMATRL PRASUN   SHR__CHT 19991231 20000118 151147 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,827 - an 88.27% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $35,119 - a 251.19% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,534 - a 45.34% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,990 - a 149.90% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 3.5

General Electric Co.            3.0

Exxon Mobil Corp.               2.6

Motorola, Inc.                  2.4

American Express Co.              2.1

                                 13.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      15.8

FINANCE                         13.3

UTILITIES                       9.4

MEDIA & LEISURE                 6.6

HEALTH                          5.6

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 62.4%

                        Bonds 33.1%

                        Short-Term Investments and
                        Net Other Assets 4.5%


Row: 1, Col: 1, Value: 62.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 33.1
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.5

* FOREIGN INVESTMENTS  3.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: BALANCED PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY





PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,   PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: BALANCED -     4.43%        13.42%
SERVICE CLASS

Fidelity Balanced Composite  12.00%       20.12%

 S&P 500                     21.04%       28.59%

 LB Aggregate Bond           -0.82%       7.77%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             VIP III Balanced - SC       60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00469                       F0021                       SP001                       LB001
  1995/01/03      10000.00                    10000.00                    10000.00                    10000.00
  1995/01/31       9990.00                    10242.08                    10261.28                    10213.32
  1995/02/28      10190.00                    10579.07                    10661.16                    10456.40
  1995/03/31      10260.00                    10792.19                    10975.77                    10520.18
  1995/04/30      10390.00                    11043.33                    11299.00                    10667.46
  1995/05/31      10610.00                    11479.12                    11750.63                    11080.29
  1995/06/30      10740.00                    11672.64                    12023.59                    11161.18
  1995/07/31      10880.00                    11894.60                    12422.30                    11136.63
  1995/08/31      10920.00                    11970.09                    12453.48                    11271.38
  1995/09/30      11020.00                    12319.61                    12979.01                    11380.71
  1995/10/31      10890.00                    12357.29                    12932.68                    11528.66
  1995/11/30      11210.00                    12756.92                    13500.42                    11701.59
  1995/12/31      11391.59                    12975.78                    13760.44                    11865.41
  1996/01/31      11473.17                    13275.05                    14228.85                    11943.72
  1996/02/29      11319.47                    13256.49                    14360.75                    11735.90
  1996/03/31      11227.28                    13295.97                    14499.04                    11653.75
  1996/04/30      11258.01                    13383.78                    14712.76                    11588.49
  1996/05/31      11380.93                    13580.17                    15092.20                    11565.31
  1996/06/30      11452.64                    13684.00                    15149.70                    11720.29
  1996/07/31      11227.28                    13336.05                    14480.39                    11751.93
  1996/08/31      11298.98                    13495.73                    14785.78                    11731.96
  1996/09/30      11780.44                    14045.39                    15617.92                    11936.09
  1996/10/31      12098.00                    14402.53                    16048.66                    12201.07
  1996/11/30      12733.12                    15154.26                    17261.78                    12409.71
  1996/12/31      12528.25                    14917.76                    16919.83                    12294.30
  1997/01/31      12927.76                    15495.50                    17976.98                    12332.41
  1997/02/28      13144.66                    15583.88                    18117.92                    12363.24
  1997/03/31      12777.20                    15130.49                    17373.45                    12226.01
  1997/04/30      13260.15                    15763.24                    18410.65                    12409.40
  1997/05/31      13785.10                    16398.94                    19531.49                    12527.29
  1997/06/30      14289.05                    16917.81                    20406.50                    12676.37
  1997/07/31      15086.97                    17908.21                    22030.24                    13018.63
  1997/08/31      14383.54                    17245.39                    20796.11                    12907.97
  1997/09/30      14960.98                    17914.20                    21935.11                    13099.01
  1997/10/31      14646.01                    17659.10                    21202.48                    13288.94
  1997/11/30      15002.98                    18182.06                    22183.94                    13350.07
  1997/12/31      15317.94                    18442.83                    22564.84                    13484.91
  1998/01/31      15464.93                    18659.64                    22814.41                    13657.52
  1998/02/28      16029.90                    19461.11                    24459.78                    13646.59
  1998/03/31      16633.54                    20085.54                    25712.37                    13692.99
  1998/04/30      16756.50                    20248.55                    25971.03                    13764.19
  1998/05/31      16756.50                    20116.65                    25524.59                    13894.95
  1998/06/30      17136.57                    20675.20                    26561.40                    14012.83
  1998/07/31      17125.39                    20560.63                    26278.52                    14042.56
  1998/08/31      15280.94                    18910.90                    22479.17                    14271.13
  1998/09/30      16130.51                    19814.85                    23919.19                    14605.24
  1998/10/31      16734.14                    20740.08                    25864.77                    14528.18
  1998/11/30      17348.96                    21541.30                    27432.44                    14610.46
  1998/12/31      17963.77                    22311.94                    29013.09                    14654.40
  1999/01/31      18164.98                    22935.54                    30226.42                    14759.07
  1999/02/28      17841.40                    22347.65                    29286.98                    14501.38
  1999/03/31      18288.61                    22933.73                    30458.76                    14581.84
  1999/04/30      18877.05                    23495.74                    31638.42                    14628.06
  1999/05/31      18453.37                    23080.20                    30891.44                    14499.33
  1999/06/30      18841.74                    23819.28                    32605.92                    14453.03
  1999/07/31      18382.76                    23333.08                    31587.96                    14392.32
  1999/08/31      18182.69                    23259.04                    31431.60                    14385.01
  1999/09/30      17841.40                    22984.49                    30570.06                    14551.94
  1999/10/31      18335.69                    23891.08                    32504.53                    14605.63
  1999/11/30      18335.69                    24181.84                    33165.35                    14604.61
  1999/12/31      18759.36                    24989.79                    35118.79                    14534.19
IMATRL PRASUN   SHR__CHT 19991231 20000118 151146 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $18,759 - an 87.59% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $35,119 - a 251.19% increase. If $10,000 was put in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,534 - a 45.34% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $24,990 - a 149.90% increase.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 3.5

General Electric Co.            3.0

Exxon Mobil Corp.               2.6

Motorola, Inc.                  2.4

American Express Co.              2.1

                                 13.6

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

TECHNOLOGY                      15.8

FINANCE                         13.3

UTILITIES                       9.4

MEDIA & LEISURE                 6.6

HEALTH                          5.6

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks 62.4%

                        Bonds 33.1%

                        Short-Term Investments and
                        Net Other Assets 4.5%


Row: 1, Col: 1, Value: 62.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 33.1
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.5

* FOREIGN INVESTMENTS  3.5%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: BALANCED PORTFOLIO

FUND TALK: THE MANAGERS' OVERVIEW

(photograph of John Avery and Kevin Grant)

An interview with John Avery (right), Lead Portfolio Manager of
Balanced Portfolio, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

J.A. Considering the fund's mix of equity and fixed-income investments, its returns typically fall somewhere between that of its benchmark - the Standard & Poor's 500 Index - and that of the Lehman Brothers Aggregate Bond Index. That was indeed the case for the 12 months that ended December 31, 1999, as the fund's return trailed the 21.04% return of the S&P 500 but outpaced the -0.82% return of the Lehman Brothers index.

Q. WHAT AFFECTED THE FUND'S PERFORMANCE RELATIVE TO THE S&P 500?

J.A. Simply put, our underexposure to technology hurt. The fund was, in essence, left by the wayside during the narrowly led advances of technology stocks over the past 12 months. I found it difficult gaining adequate exposure to the high-tech segment of the market, an area I deemed far too richly valued. With technology representing over one-quarter of the S&P 500 index, relative performance struggled to keep pace during the sector's powerful rally.

Q. WHAT OTHER FACTORS INFLUENCED FUND PERFORMANCE?

J.A. With the notable exception of some of the strong, larger names, such as American Express and American International Group, the fund's overweighting in financial stocks relative to the index during a period of rising interest rates detracted from returns. Our overexposure to Freddie Mac, Fannie Mae and Bank of New York hurt the most. Similarly, many of our investments in health care, most notably our stake in pharmaceutical firms, also hurt performance. Having overweighted positions in pharmaceutical companies Schering-Plough and Eli Lilly took its toll on the fund during the period. We did manage, however, to erase some of our losses by holding comparatively less Pfizer and Abbot Laboratories than the index. On the whole, investors punished drug stocks for delivering earnings growth that continued to lag the broader market. Switching to contributors, select energy holdings including BP Amoco helped, as a bullish market for oil and related products fueled the industry's strong advances. Our overweighting in broadcasting stocks - specifically CBS - lifted returns, as many traditional media companies benefited from an onslaught of Internet advertising.

Q. WHAT OTHER STOCKS HELPED? WHICH HURT?

J.A. The fund's top holding, Microsoft, broke out at the end of the period, fueled by strong earnings and a solid product pipeline. Telecommunications giant MCI WorldCom also helped, giving the fund exposure to the development of the Internet and the soaring demand for voice and data delivery. Along those same lines, Texas Instruments and Motorola were each big winners in the cellular bonanza. GE rose sharply on consistently impressive earnings growth related to the robustness of its underlying businesses. On the downside, Philip Morris continued its period-long swoon caused by tobacco-related litigation. Eli Lilly faltered on deteriorating sales of its key product, Prozac. Postal metering stronghold Pitney-Bowes slipped further as Internet-only rivals began to widen their lead in the Net postage market.

Q. TURNING TO YOU, KEVIN, HOW DID THE BOND PORTION OF THE FUND
PERFORM?

K.G. It was an uphill battle for bonds, as interest rates rose steadily over the course of the period - not exactly a recipe for success for most bond funds. In managing this fund's fixed-income investments, however, I relied on sector allocation to gain exposure to a strong recovery in the spread sectors - namely, corporate bonds and mortgage securities - and, thus, an advantage over the Treasury-rich Lehman Brothers index, as these securities outperformed their government counterparts during the 12-month period. Specifically, our stake in mortgages helped. This sector benefited from favorable prepayment levels, as well as declining interest-rate volatility later in the period. Within corporates, we found ourselves in the right areas of the market. Our positioning in various media, telecommunications and energy names proved particularly beneficial for the fund's bond subportfolio.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm cautiously optimistic. Even with higher interest rates, many companies continue to do very well, and more money continues to pour into stocks. I will remain focused on individual company fundamentals, trying to add value from the bottom up. Due to their high valuations, the fund will assuredly miss out on the growth potential pervading the dot.com universe. However, to fill the void, I intend to pursue those companies with strong businesses and attractive valuations that are ideally positioned to benefit either directly or indirectly from the technology boom.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: seeks both income and growth of captial by investing in a diversified portfolio of stocks and bonds

START DATE: January 3, 1995

SIZE: as of December 31, 1999, more than $352 million

MANAGER: John Avery, since 1998, and Kevin Grant, since 1996; John Avery joined Fidelity in 1995; Kevin Grant joined
Fidelity in 1993
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: BALANCED PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 60.6%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.3%

AEROSPACE & DEFENSE - 0.8%

Boeing Co.                        22,000                 $ 914,375

Textron, Inc.                     22,300                  1,710,131

                                                          2,624,506

SHIP BUILDING & REPAIR - 0.5%

General Dynamics Corp.            35,200                  1,856,800

TOTAL AEROSPACE & DEFENSE                                 4,481,306

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 2.3%

Aventis SA                        20,030                  1,168,915

E. I. du Pont de Nemours and      29,004                  1,910,639
Co.

Praxair, Inc.                     80,300                  4,040,094

Sealed Air Corp. (a)              19,300                  999,981

                                                          8,119,629

IRON & STEEL - 0.5%

AK Steel Holding Corp.            46,400                  875,800

USX - U.S. Steel Group            22,500                  742,500

                                                          1,618,300

METALS & MINING - 1.3%

Alcoa, Inc.                       56,300                  4,672,900

TOTAL BASIC INDUSTRIES                                    14,410,829

CONSTRUCTION & REAL ESTATE -
0.0%

BUILDING MATERIALS - 0.0%

Masco Corp.                       600                     15,225

DURABLES - 0.8%

AUTOS, TIRES, & ACCESSORIES -
0.3%

Ford Motor Co.                    20,200                  1,079,438

CONSUMER DURABLES - 0.3%

Minnesota Mining &                12,600                  1,233,225
Manufacturing Co.

HOME FURNISHINGS - 0.2%

Leggett & Platt, Inc.             32,200                  690,288

TOTAL DURABLES                                            3,002,951

ENERGY - 4.9%

ENERGY SERVICES - 0.9%

Baker Hughes, Inc.                41,300                  869,881

Halliburton Co.                   26,600                  1,070,650

Schlumberger Ltd.                 21,300                  1,198,125

Transocean Sedco Forex, Inc.      4,123                   138,894

                                                          3,277,550

OIL & GAS - 4.0%

BP Amoco PLC                      220,762                 2,182,324

Chevron Corp.                     14,300                  1,238,738

Exxon Mobil Corp.                 112,966                 9,100,823



                                 SHARES                  VALUE (NOTE 1)

Sunoco, Inc.                      26,000                 $ 611,000

USX - Marathon Group              30,200                  745,563

                                                          13,878,448

TOTAL ENERGY                                              17,155,998

FINANCE - 10.2%

BANKS - 2.6%

Bank of America Corp.             36,700                  1,841,881

Bank of New York Co., Inc.        110,500                 4,420,000

Chase Manhattan Corp.             27,300                  2,120,869

Wells Fargo & Co.                 16,600                  671,263

                                                          9,054,013

CREDIT & OTHER FINANCE - 3.1%

American Express Co.              44,700                  7,431,375

Citigroup, Inc.                   61,325                  3,407,370

                                                          10,838,745

FEDERAL SPONSORED CREDIT - 1.5%

Fannie Mae                        35,600                  2,222,775

Freddie Mac                       64,100                  3,016,706

                                                          5,239,481

INSURANCE - 2.0%

AFLAC, Inc.                       25,300                  1,193,844

American International Group,     44,000                  4,757,500
Inc.

Hartford Financial Services       25,800                  1,222,275
Group, Inc.

                                                          7,173,619

SECURITIES INDUSTRY - 1.0%

Morgan Stanley Dean Witter &      25,600                  3,654,400
Co.

TOTAL FINANCE                                             35,960,258

HEALTH - 5.5%

DRUGS & PHARMACEUTICALS - 5.1%

American Home Products Corp.      36,100                  1,423,694

Bristol-Myers Squibb Co.          43,700                  2,804,994

Eli Lilly & Co.                   54,200                  3,604,300

Merck & Co., Inc.                 34,800                  2,333,775

Pfizer, Inc.                      18,900                  613,069

Schering-Plough Corp.             75,900                  3,202,031

Warner-Lambert Co.                46,300                  3,793,706

                                                          17,775,569

MEDICAL EQUIPMENT & SUPPLIES
- 0.4%

Abbott Laboratories               5,300                   192,456

Johnson & Johnson                 14,000                  1,303,750

                                                          1,496,206

TOTAL HEALTH                                              19,271,775

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.5%

ELECTRICAL EQUIPMENT - 3.0%

General Electric Co.              67,800                  10,492,050

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Caterpillar, Inc.                 11,200                 $ 527,100

Ingersoll-Rand Co.                22,600                  1,244,413

The Stanley Works                 32,800                  988,100

Tyco International Ltd.           67,870                  2,638,446

                                                          5,398,059

TOTAL INDUSTRIAL MACHINERY &                              15,890,109
EQUIPMENT

MEDIA & LEISURE - 2.9%

BROADCASTING - 1.7%

CBS Corp. (a)                     61,200                  3,912,975

MediaOne Group, Inc. (a)          2,200                   168,988

NTL, Inc. warrants 10/14/08       199                     9,950
(a)

Teletrac Holdings, Inc.           20                      0
warrants 8/1/07 (a)

Time Warner, Inc.                 26,408                  1,912,930

UIH Australia/Pacific, Inc.       150                     4,500
warrants 5/15/06 (a)

                                                          6,009,343

PUBLISHING - 0.9%

McGraw-Hill Companies, Inc.       48,500                  2,988,813

RESTAURANTS - 0.3%

McDonald's Corp.                  28,400                  1,144,875

TOTAL MEDIA & LEISURE                                     10,143,031

NONDURABLES - 1.3%

FOODS - 0.3%

Nabisco Group Holdings Corp.      30,500                  324,063

Nabisco Holdings Corp. Class A    26,500                  838,063

                                                          1,162,126

HOUSEHOLD PRODUCTS - 0.7%

Clorox Co.                        24,000                  1,209,000

Procter & Gamble Co.              11,000                  1,205,188

                                                          2,414,188

TOBACCO - 0.3%

Philip Morris Companies, Inc.     40,000                  927,500

TOTAL NONDURABLES                                         4,503,814

RETAIL & WHOLESALE - 2.6%

APPAREL STORES - 0.0%

Mothers Work, Inc. (a)(j)         3                       35

GENERAL MERCHANDISE STORES -
1.2%

Dayton Hudson Corp.               10,200                  749,063

Wal-Mart Stores, Inc.             54,300                  3,753,488

                                                          4,502,551



                                 SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.4%

Home Depot, Inc.                  51,450                 $ 3,527,541

Lowe's Companies, Inc.            22,300                  1,332,425

                                                          4,859,966

TOTAL RETAIL & WHOLESALE                                  9,362,552

SERVICES - 0.3%

H&R Block, Inc.                   24,400                  1,067,500

TECHNOLOGY - 15.3%

COMMUNICATIONS EQUIPMENT - 2.9%

Cisco Systems, Inc. (a)           47,800                  5,120,575

Lucent Technologies, Inc.         50,900                  3,807,956

Tellabs, Inc. (a)                 22,500                  1,444,219

                                                          10,372,750

COMPUTER SERVICES & SOFTWARE
- 4.9%

America Online, Inc. (a)          17,600                  1,327,700

Automatic Data Processing,        38,900                  2,095,738
Inc.

Computer Associates               21,800                  1,524,638
International, Inc.

Microsoft Corp. (a)               105,200                 12,282,078

                                                          17,230,154

COMPUTERS & OFFICE EQUIPMENT
- 3.4%

Compaq Computer Corp.             38,800                  1,050,025

Dell Computer Corp. (a)           55,400                  2,825,400

EMC Corp. (a)                     18,100                  1,977,425

Hewlett-Packard Co.               9,300                   1,059,619

International Business            13,300                  1,436,400
Machines Corp.

Pitney Bowes, Inc.                76,100                  3,676,581

                                                          12,025,450

ELECTRONICS - 4.1%

Insilco Corp. warrants            60                      1
8/15/07 (a)

Intel Corp.                       25,700                  2,115,431

Intersil Holding Corp.            60                      8,430
warrants 8/15/09 (a)(g)

Motorola, Inc.                    56,300                  8,290,175

Texas Instruments, Inc.           41,400                  4,010,625

                                                          14,424,662

TOTAL TECHNOLOGY                                          54,053,016

TRANSPORTATION - 0.3%

RAILROADS - 0.3%

Burlington Northern Santa Fe      11,100                  269,175
Corp.

Union Pacific Corp.               16,200                  706,725

                                                          975,900

UTILITIES - 6.6%

CELLULAR - 2.0%

ALLTEL Corp.                      44,300                  3,663,056

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        290                     2,030
 .47) (a)

warrants 1/15/07 (CV ratio        50                      450
 .6) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Mannesmann AG (Reg.)              3,300                  $ 803,671

McCaw International Ltd.          290                     653
warrants 4/15/07 (a)(g)

Nextel Communications, Inc.       11,000                  1,134,375
Class A (a)

Sprint Corp. - PCS Group          6,400                   656,000
Series 1 (a)

Vodafone AirTouch PLC             15,000                  742,500
sponsored ADR

                                                          7,002,735

ELECTRIC UTILITY - 0.5%

CMS Energy Corp.                  27,800                  867,013

Entergy Corp.                     24,300                  625,725

PG&E Corp.                        8,200                   168,100

                                                          1,660,838

TELEPHONE SERVICES - 4.1%

AT&T Corp.                        40,604                  2,060,653

BellSouth Corp.                   33,000                  1,544,813

KMC Telecom Holdings, Inc.        70                      175
warrants 4/15/08 (a)(g)

MCI WorldCom, Inc. (a)            106,689                 5,661,185

Ono Finance PLC rights            210                     21,000
5/31/09 (a)(g)

SBC Communications, Inc.          79,570                  3,879,038

Sprint Corp. - FON Group          19,500                  1,312,594

                                                          14,479,458

TOTAL UTILITIES                                           23,143,031

TOTAL COMMON STOCKS                                       213,437,295
(Cost $161,094,328)

PREFERRED STOCKS - 1.8%



CONVERTIBLE PREFERRED STOCKS
- 1.5%

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Monsanto Co. $1.625 ACES          10,500                  336,000

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     3,700                   35,381
Securities Trust II
(Republic Industries, Inc.)
$1.55 ACES

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      3,700                   228,013
Ltd. Series C, $3.00 (g)



                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 1.3%

BROADCASTING - 1.3%

Comcast Corp.:

$1.44 ZONES                       4,700                  $ 465,888

$1.63 ZONES                       12,600                  1,245,825

Cox Communications, Inc.          9,100                   882,700
$6.858 PRIZES

MediaOne Group, Inc.:

$3.04                             15,400                  735,350

(Vodafone AirTouch PLC) $3.63     12,300                  1,328,400
PIES

                                                          4,658,163

LODGING & GAMING - 0.0%

Host Marriott Financial Trust     2,800                   89,600
$3.375 QUIPS (g)

TOTAL MEDIA & LEISURE                                     4,747,763

TOTAL CONVERTIBLE PREFERRED                               5,347,157
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 0.3%

CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      5,800                   131,950
Capital Corp. $2.2812

ENERGY - 0.0%

ENERGY SERVICES - 0.0%

R&B Falcon Corp. 13.875%          106                     111,830

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            50                      44,773
Capital Trust II 8.875%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            190                     179,900
Capital Trust II 7.875%

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

Adelphia Communications Corp.     300                     33,900
$13.00

Citadel Broadcasting Co.          279                     31,109
Series B, 13.25% pay-in-kind

CSC Holdings, Inc. 11.125%        2,022                   220,904
pay-in-kind

                                                          285,913

PUBLISHING - 0.0%

PRIMEDIA, Inc. Series D,          600                     59,400
$10.00

TOTAL MEDIA & LEISURE                                     345,313

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

NEXTLINK Communications, Inc.     1,601                  $ 86,454
 14% pay-in-kind

TOTAL NONCONVERTIBLE                                      900,220
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                   6,247,377
(Cost $5,549,320)


CORPORATE BONDS - 13.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.2%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

POLLUTION CONTROL - 0.0%

WMX Technologies, Inc.  2%        Ba3       $ 75,000                        62,063
1/24/05

MEDIA & LEISURE - 0.1%

BROADCASTING - 0.1%

EchoStar Communications Corp.     -          100,000                        122,750
4.875% 1/1/07 (g)

Liberty Media Corp.  4%           Baa3       220,000                        276,100
11/15/29 (g)

NTL, Inc. 5.75% 12/15/09 (g)      -          150,000                        161,625

                                                                            560,475

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Amazon.com, Inc.  4.75%           Caa3       243,000                        277,324
2/1/09 (g)

TOTAL CONVERTIBLE BONDS                                                     899,862

NONCONVERTIBLE BONDS - 12.9%

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co.  6.45% 8/15/02       Baa2       280,000                        272,387

BASIC INDUSTRIES - 0.6%

CHEMICALS & PLASTICS - 0.3%

Borden Chemicals & Plastics       B1         200,000                        182,000
Operating L.P./BCP Financial
Corp.  9.5% 5/1/05

Huntsman Corp.  9.5% 7/1/07       B2         370,000                        349,650
(g)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        120,000                        122,400

9.875% 5/1/07                     Ba3        110,000                        112,200

10.875% 5/1/09                    B2         150,000                        155,250



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Zeneca Specialty Chemicals        B2        $ 50,000                       $ 51,750
PLC 11% 7/1/09 (g)

                                                                            973,250

METALS & MINING - 0.1%

Kaiser Aluminum & Chemical        B3         160,000                        160,000
Corp.  12.75% 2/1/03

Metals USA, Inc.  8.625%          B2         150,000                        140,625
2/15/08

                                                                            300,625

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       190,000                        176,700

9.75% 6/15/07                     Caa1       250,000                        237,500

                                                                            414,200

PAPER & FOREST PRODUCTS - 0.1%

Fort James Corp.  6.625%          Baa2       45,000                         43,385
9/15/04

Millar Western Forest             B3         120,000                        120,000
Products Ltd.  9.875% 5/15/08

Repap New Brunswick, Inc.         Caa1       230,000                        212,175
yankee 10.625% 4/15/05

                                                                            375,560

TOTAL BASIC INDUSTRIES                                                      2,063,635

CONSTRUCTION & REAL ESTATE -
0.8%

CONSTRUCTION - 0.0%

Del Webb Corp.  10.25% 2/15/10    B2         30,000                         28,650

Great Lakes Dredge & Dock         B3         70,000                         73,150
Corp. 11.25% 8/15/08

                                                                            101,800

REAL ESTATE - 0.3%

Duke Realty LP  7.3% 6/30/03      Baa1       500,000                        492,575

LNR Property Corp.  9.375%        B1         360,000                        337,500
3/15/08

                                                                            830,075

REAL ESTATE INVESTMENT TRUSTS
- 0.5%

CenterPoint Properties Trust      Baa2       100,000                        92,156
6.75% 4/1/05

Equity Office  Properties
Trust:

6.5% 1/15/04                      Baa1       1,000,000                      953,680

6.625% 2/15/05                    Baa1       200,000                        188,640

6.75% 2/15/08                     Baa1       300,000                        275,907

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Ocwen Asset Investment Corp.      -         $ 120,000                      $ 102,000
11.5% 7/1/05

ProLogis Trust  6.7% 4/15/04      Baa1       70,000                         66,150

                                                                            1,678,533

TOTAL CONSTRUCTION & REAL                                                   2,610,408
ESTATE

DURABLES - 0.0%

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         60,000                         47,100
9.625% 5/1/08

TEXTILES & APPAREL - 0.0%

Worldtex, Inc.  9.625%            B1         20,000                         16,200
12/15/07

TOTAL DURABLES                                                              63,300

ENERGY - 0.5%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         135,000                        131,625
9.625% 5/15/08

ENERGY SERVICES - 0.0%

R&B Falcon Corp.  12.25%          Ba3        100,000                        110,500
3/15/06

OIL & GAS - 0.4%

Anadarko Petroleum Corp. 7.2%     Baa1       385,000                        347,786
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       155,000                        149,420

7.7% 3/15/26                      Baa1       65,000                         61,545

Apache Finance Property Ltd.      Baa1       100,000                        92,020
6.5% 12/15/07

Chesapeake Energy Corp.           B3         250,000                        236,250
9.625% 5/1/05

Conoco, Inc. 5.9% 4/15/04         A3         125,000                        119,050

Ocean Energy, Inc.  7.625%        Ba1        250,000                        240,625
7/1/05

Plains Resources, Inc. Series     B2         200,000                        195,000
B 10.25% 3/15/06

Seven Seas Petroleum, Inc.        Caa1       20,000                         8,000
12.5% 5/15/05

YPF Sociedad Anonima:

7.75% 8/27/07                     B1         25,000                         24,030

8% 2/15/04                        B1         50,000                         49,506

                                                                            1,523,232

TOTAL ENERGY                                                                1,765,357



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FINANCE - 3.1%

BANKS - 0.9%

ABN-Amro Bank NV, Chicago         A1        $ 500,000                      $ 494,850
6.625% 10/31/01

BankBoston Corp.  6.625%          A3         200,000                        194,314
2/1/04

Barclays Bank PLC yankee          A1         450,000                        441,981
5.95% 7/15/01

Capital One Bank  6.375%          Baa2       250,000                        239,825
2/15/03

Capital One Financial Corp.       Baa3       210,000                        191,585
7.125% 8/1/08

Korea Development Bank:

6.625% 11/21/03                   Baa2       170,000                        163,107

7.375% 9/17/04                    Baa2       160,000                        156,800

MBNA Corp.:

6.34% 6/2/03                      Baa2       100,000                        95,720

6.875% 11/15/02                   Baa2       300,000                        295,242

NB Capital Trust IV  8.25%        Aa2        330,000                        316,384
4/15/27

Sanwa Finance Aruba AEC 8.35%     Baa1       600,000                        602,238
7/15/09

Summit Bancorp  8.625%            BBB+       100,000                        102,957
12/10/02

                                                                            3,295,003

CREDIT & OTHER FINANCE - 2.0%

Ahmanson Capital Trust I          A3         250,000                        237,640
8.36% 12/1/26 (g)

AMRESCO, Inc.  9.875% 3/15/05     Caa3       170,000                        113,050

Associates Corp. of North         Aa3        500,000                        471,220
America 6% 7/15/05

Chase Capital I  7.67% 12/1/26    Aa3        500,000                        451,770

ERP Operating LP:

6.55% 11/15/01                    A3         50,000                         49,199

7.1% 6/23/04                      A3         200,000                        195,426

Fleet Capital Trust II  7.92%     A2         100,000                        91,989
12/11/26

Ford Motor Credit Co.  6.5%       A1         1,000,000                      989,500
2/28/02

GS Escrow Corp.  7.125% 8/1/05    Ba1        400,000                        358,196

Imperial Credit Capital Trust     B2         20,000                         15,600
I 10.25% 6/14/02

Imperial Credit Industries        B3         330,000                        244,200
9.875% 1/15/07

KeyCorp Institutional Capital     A1         1,000,000                      905,380
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        10,000                         6,000

7.6% 8/1/07                       Ba2        14,000                         7,700

7.875% 8/1/03                     Ba2        30,000                         17,100

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Newcourt Credit Group, Inc.       A1        $ 340,000                      $ 331,782
6.875% 2/16/05

PNC Institutional Capital         A2         600,000                        573,972
Trust 8.315% 5/15/27 (g)

Spieker Properties LP:

6.8% 5/1/04                       Baa2       90,000                         86,564

6.875% 2/1/05                     Baa2       1,000,000                      951,950

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       160,000                        152,197

5.875% 5/1/04                     Baa1       375,000                        355,253

6.875% 11/15/28                   Baa1       190,000                        168,815

Trizec Finance Ltd. yankee        Baa3       100,000                        99,500
10.875% 10/15/05

TXU Eastern Funding  6.75%        Baa1       60,000                         55,151
5/15/09

                                                                            6,929,154

SAVINGS & LOANS - 0.2%

Long Island Savings Bank FSB      Baa3       500,000                        493,525
6.2% 4/2/01

TOTAL FINANCE                                                               10,717,682

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical  Technology,       Caa3       40,000                         44,600
Inc.  11.75% 7/1/00 (d)(h)

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Mariner Post-Acute Network,       B3         80,000                         4,800
Inc.  9.5% 11/1/07 (d)

Oxford Health Plans, Inc. 11%     Caa1       50,000                         48,500
5/15/05

Unilab Corp.  12.75% 10/1/09      B3         30,000                         31,050
(g)

                                                                            84,350

TOTAL HEALTH                                                                128,950

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

Thermadyne Holdings Corp. 0%      Caa1       90,000                         40,950
6/1/08 (e)

Thermadyne Manufacturing LLC      B3         80,000                         66,400
9.875% 6/1/08

Tyco International  Group SA:

yankee 6.875% 1/15/29             Baa1       500,000                        424,935

yankee 6.125% 6/15/01             Baa1       1,000,000                      983,080

                                                                            1,515,365



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

POLLUTION CONTROL - 0.2%

Allied Waste  North America,      B2        $ 400,000                      $ 356,000
Inc.  10% 8/1/09 (g)

WMX Technologies, Inc. 7.1%       Ba1        400,000                        370,660
8/1/26

                                                                            726,660

TOTAL INDUSTRIAL MACHINERY &                                                2,242,025
EQUIPMENT

MEDIA & LEISURE - 2.2%

BROADCASTING - 1.8%

ACME Television LLC/ACME          B3         200,000                        180,000
Financial Corp.  0% 9/30/04
(e)

Adelphia Communications Corp.     B1         150,000                        152,625
9.875% 3/1/05

Ascent Entertainment Group,       B3         300,000                        223,500
Inc.  0% 12/15/04 (e)

Avalon Cable Holding  0%          Caa1       140,000                        91,700
12/1/08 (e)

Bresnan Communications Group      B2         125,000                        86,250
LLC/Bresnan Capital Corp.
0% 2/1/09 (e)

CapStar Broadcasting              B2         190,000                        171,000
Partners, Inc.  0% 2/1/09 (e)

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (e)                     B2         140,000                        81,900

8.625% 4/1/09                     B2         180,000                        166,500

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       215,000                        222,218

9% 9/1/08                         Baa2       540,000                        587,504

Cox Communications, Inc.          Baa2       125,000                        126,215
7.75% 8/15/06

Diamond Cable Communications      B3         250,000                        204,375
PLC  0% 2/15/07 (e)

Earthwatch, Inc. 0% 7/15/07       -          130,000                        91,000
unit (e)(g)

EchoStar DBS Corp.  9.375%        B2         490,000                        491,225
2/1/09

International Cabletel, Inc.      B3         250,000                        225,625
0% 2/1/06 (e)

LIN Holdings Corp.  0% 3/1/08     B3         10,000                         6,750
(e)

Nielsen Media Research, Inc.      Baa2       150,000                        146,203
7.6% 6/15/09

NTL, Inc. 0% 4/1/08 (e)           B3         560,000                        386,400

Olympus Communications            B1         170,000                        177,650
LP/Olympus Capital Corp.
10.625% 11/15/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Satelites Mexicanos SA  de CV:

0% 6/30/04 (g)(h)                 B1        $ 74,000                       $ 68,080

10.125% 11/1/04                   B3         100,000                        70,000

Sinclair Broadcast Group,         B2         180,000                        171,000
Inc. 9% 7/15/07

TCI Communications, Inc.          A2         105,000                        114,552
8.75% 8/1/15

TCI Communications Financing      A3         180,000                        197,888
III  9.65% 3/31/27

Telewest PLC 0% 10/1/07 (e)       B1         190,000                        175,750

Time Warner, Inc.  8.18%          Baa3       910,000                        935,262
8/15/07

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (e)           B2         250,000                        210,000

Series D 0% 5/15/06 (e)           B2         30,000                         25,200

United Pan-Europe
Communications NV:

0% 8/1/09 (e)                     B2         230,000                        132,250

10.875% 11/1/07 (g)               B2         200,000                        206,500

10.875% 8/1/09                    B2         215,000                        218,225

                                                                            6,343,347

ENTERTAINMENT - 0.2%

AMC Entertainment, Inc. 9.5%      B3         110,000                        97,075
3/15/09

Harrahs Operating Co., Inc.       Ba2        130,000                        126,750
7.875% 12/15/05

Hollywood Entertainment Corp.     B3         50,000                         46,250
10.625% 8/15/04

Premier Parks, Inc.  0%           B3         350,000                        238,000
4/1/08 (e)

Regal Cinemas, Inc.  9.5%         Caa1       110,000                        86,900
6/1/08

                                                                            594,975

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc.  12%     -          80,000                         74,400
6/15/09

LODGING & GAMING - 0.0%

Horseshoe Gaming LLC 8.625%       B2         70,000                         67,375
5/15/09

KSL Recreation Group, Inc.        B3         90,000                         88,200
10.25% 5/1/07

                                                                            155,575

PUBLISHING - 0.1%

News America Holdings, Inc.       Baa3       80,000                         82,489
8.5% 2/15/05

News America, Inc.  6.625%        Baa3       145,000                        134,743
1/9/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Time Warner  Entertainment
Co. LP:

7.25% 9/1/08                      Baa2      $ 90,000                       $ 87,633

8.375% 3/15/23                    Baa2       180,000                        187,151

                                                                            492,016

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         190,000                        190,950
5/15/07

NE Restaurant, Inc.  10.75%       B3         20,000                         17,750
7/15/08

                                                                            208,700

TOTAL MEDIA & LEISURE                                                       7,869,013

NONDURABLES - 0.3%

BEVERAGES - 0.2%

Seagram JE & Sons, Inc.           Baa3       585,000                        557,505
6.625% 12/15/05

TOBACCO - 0.1%

Philip Morris Companies, Inc.     A2         250,000                        246,275
6.95% 6/1/06

RJ Reynolds Tobacco Holdings,     Baa2       200,000                        186,894
Inc.  7.375% 5/15/03

                                                                            433,169

TOTAL NONDURABLES                                                           990,674

RETAIL & WHOLESALE - 0.7%

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (g)                   B1         65,000                         56,550

6.5% 12/15/05 (g)                 B1         530,000                        381,600

7.125% 1/15/07                    B1         110,000                        82,500

                                                                            520,650

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp.  6.4%         A3         400,000                        391,408
2/15/03

Federated Department Stores,      Baa1       500,000                        485,285
Inc.  6.79% 7/15/27

                                                                            876,693

GROCERY STORES - 0.1%

Ameriserve Food Distribution,
Inc.:

8.875% 10/15/06                   B3         30,000                         16,800

10.125% 7/15/07                   Caa1       60,000                         19,800

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07 (d)               C          450,000                        2,250

12% 3/1/06 (d)                    Caa3       10,000                         2,400

Kroger Co. 6% 7/1/00              Baa3       200,000                        198,692

                                                                            239,942

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

USA Networks, Inc./USANi LLC      Baa3      $ 1,000,000                    $ 954,820
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                    2,592,105

SERVICES - 0.1%

LEASING & RENTAL - 0.0%

Rent-A-Center, Inc.  11%          B2         60,000                         61,650
8/15/08

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       40,000                         41,700
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       60,000                         57,150
2/15/09

                                                                            98,850

SERVICES - 0.1%

Apcoa, Inc.  9.25% 3/15/08        Caa1       40,000                         28,000

SITEL Corp.  9.25% 3/15/06        B3         250,000                        235,000

                                                                            263,000

TOTAL SERVICES                                                              423,500

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Concentric Network Corp.          B-         50,000                         52,500
12.75% 12/15/07

Covad Communications Group,       B3         90,000                         56,475
Inc.  0% 3/15/08 (e)

DecisionOne Corp.  9.75%          B3         250,000                        938
8/1/07 (d)

Exodus Communications, Inc.       B-         40,000                         40,700
10.75% 12/15/09 (g)

PSINet, Inc.  10.5% 12/1/06       B3         300,000                        303,750
(g)

                                                                            454,363

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       300,000                        288,927

7.25% 9/1/02                      Baa1       250,000                        247,135

                                                                            536,062

ELECTRONIC INSTRUMENTS - 0.0%

Telecommunications Techniques     B3         80,000                         72,800
Co. LLC  9.75% 5/15/08

ELECTRONICS - 0.1%

ChipPAC International Ltd.        B3         40,000                         42,000
12.75% 8/1/09 (g)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE NOTE 1)

Fairchild Semiconductor Corp.     B3        $ 120,000                      $ 122,400
10.375% 10/1/07

Hadco Corp.  9.5% 6/15/08         B2         140,000                        135,800

Intersil Corp.  13.25%            B3         60,000                         65,400
8/15/09 (g)

SCG Holding                       B2         80,000                         85,000
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (g)

                                                                            450,600

TOTAL TECHNOLOGY                                                            1,513,825

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.3%

Atlas Air, Inc.:

8.77% 1/2/11                      Ba2        90,000                         87,525

9.375% 11/15/06                   B3         220,000                        212,850

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       70,000                         68,348

7.73% 9/15/12                     Baa1       45,000                         43,875

Delta Air Lines, Inc.  7.7%       Baa3       350,000                        344,400
12/15/05 (g)

Kitty Hawk, Inc.  9.95%           B1         180,000                        177,750
11/15/04

                                                                            934,748

RAILROADS - 0.4%

Burlington Northern  Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       1,000,000                      880,640

7.29% 6/1/36                      Baa2       150,000                        145,878

Norfolk Southern Corp. 7.05%      Baa1       340,000                        337,039
5/1/37

                                                                            1,363,557

SHIPPING - 0.0%

Holt Group, Inc.  9.75%           Caa1       20,000                         13,000
1/15/06

TOTAL TRANSPORTATION                                                        2,311,305

UTILITIES - 2.8%

CELLULAR - 0.8%

Cable & Wireless                  Baa1       1,120,000                      1,106,437
Communications PLC 6.375%
3/6/03

Cellnet Data Systems, Inc.:

0% 10/1/07 (e)                    -          300,000                        33,000

15% 1/7/00 (j)                    -          12,400                         12,400

Clearnet Communications, Inc.     B3         200,000                        196,500
yankee 0% 12/15/05 (e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

McCaw International Ltd. 0%       Caa1      $ 270,000                      $ 189,000
4/15/07 (e)

Millicom International            Caa1       241,000                        199,428
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 10/31/07 (e)                   B1         420,000                        304,500

9.375% 11/15/09 (g)               B1         300,000                        295,125

Voicestream Wireless
Corp./Voicestream Wireless
Holding Co.:

0% 11/15/09 (e)(g)                B2         295,000                        177,738

10.375% 11/15/09 (g)              B2         170,000                        175,100

                                                                            2,689,228

ELECTRIC UTILITY - 0.2%

Avon Energy Partners Holdings     Baa2       300,000                        267,531
6.46% 3/4/08 (g)

Israel Electric Corp. Ltd.        A3         545,000                        469,419
7.75% 12/15/27 (g)

Texas Utilities Co. 6.375%        Baa3       140,000                        126,839
1/1/08

                                                                            863,789

GAS - 0.2%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       150,000                        142,155

7% 7/15/29                        Baa3       150,000                        130,236

Columbia Energy Group 6.61%       A3         379,000                        369,533
11/28/02

                                                                            641,924

TELEPHONE SERVICES - 1.6%

Allegiance Telecom, Inc.:

0% 2/15/08 (e)                    B3         40,000                         28,800

12.875% 5/15/08                   B3         200,000                        224,000

Esat Telecom Group PLC 0%         B3         230,000                        190,900
2/1/07 (e)

Global TeleSystems Group,         Caa1       150,000                        136,500
Inc. 9.875% 2/15/05

Globenet Communication Group      Caa1       150,000                        152,250
Ltd. 13% 7/15/07 (g)

GST Network Funding, Inc. 0%      -          60,000                         29,400
5/1/08 (e)

GST Telecommunications, Inc.      -          90,000                         84,600
12.75% 11/15/07

ICG Holdings, Inc. 0% 9/15/05     B3         260,000                        226,850
(e)

Intermedia Communications,        B3         460,000                        274,850
Inc. 0% 3/1/09 (e)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

IXC Communications, Inc. 9%       B1        $ 30,000                       $ 30,300
4/15/08

KMC Telecom Holdings, Inc.        Caa2       170,000                        168,300
13.5% 5/15/09

Logix Communications              -          70,000                         49,000
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      A3         260,000                        249,036

8.875% 1/15/06                    A3         184,000                        193,121

Metromedia Fiber Network,         B2         180,000                        183,600
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 12/1/09 (e)(g)                 B2         500,000                        292,500

10.75% 11/15/08                   B3         340,000                        350,200

Ono Finance PLC 13% 5/1/09        Caa1       210,000                        217,350

Telecomunicaciones de Puerto      Baa2       220,000                        207,460
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       449,000                        421,755

7.7% 7/20/29                      Baa1       906,000                        829,171

Teligent, Inc. 11.5% 12/1/07      Caa1       220,000                        214,500

WinStar Communications, Inc.      Caa1       470,000                        714,400
0% 10/15/05 (e)

                                                                            5,468,843

TOTAL UTILITIES                                                             9,663,784

TOTAL NONCONVERTIBLE BONDS                                                  45,227,950

TOTAL CORPORATE BONDS                                                       46,127,812
(Cost $48,536,133)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 7.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.6%

Fannie Mae 6.5% 4/29/09           Aaa        1,600,000                      1,497,248

Federal Home Loan Bank 7.59%      Aaa        190,000                        195,195
3/10/05

Freddie Mac 6.25% 7/15/04         Aaa        310,000                        303,075

Government Trust Certificates     Aaa        53,813                         55,245
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency) Class 2-E, 9.4%
5/15/02

TOTAL U.S. GOVERNMENT AGENCY                                                2,050,763
OBLIGATIONS

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

U.S. TREASURY OBLIGATIONS -
7.2%

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa       $ 250,000                      $ 206,718

6.125% 8/15/29                    Aaa        2,010,000                      1,916,093

6.375% 8/15/27                    Aaa        2,600,000                      2,497,222

8.875% 8/15/17                    Aaa        505,000                        610,338

9.875% 11/15/15                   Aaa        625,000                        808,400

14% 11/15/11                      Aaa        490,000                        683,550

U.S. Treasury Notes:

4% 10/31/00                       Aaa        3,650,000                      3,588,972

5.5% 5/31/03                      Aaa        6,000,000                      5,841,540

5.875% 11/15/04                   Aaa        3,930,000                      3,853,247

6% 8/15/09                        Aaa        3,850,000                      3,729,688

6.5% 5/31/02                      Aaa        1,210,000                      1,215,856

U.S. Treasury Notes -  coupon     Aaa        1,430,000                      640,125
STRIPS  0% 11/15/11

TOTAL U.S. TREASURY                                                         25,591,749
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   27,642,512
GOVERNMENT AGENCY OBLIGATIONS
(Cost $28,423,249)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 10.7%



FANNIE MAE - 7.2%

5.5% 2/1/11                       Aaa        162,076                        151,845

6% 4/1/09 to 1/1/29               Aaa        2,506,208                      2,344,712

6.5% 11/1/25 to 7/1/29            Aaa        11,494,010                     10,840,903

7% 12/1/24 to 9/1/28              Aaa        3,542,123                      3,430,827

7.5% 10/1/26 to 10/1/29           Aaa        4,827,438                      4,773,539

7.5% 1/1/30                       Aaa        4,000,000                      3,957,500

                                                                            25,499,326

FREDDIE MAC - 0.1%

7.5% 1/1/27                       Aaa        394,000                        390,553

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.4%

6.5% 4/15/28 to 4/15/29           Aaa        10,729,856                     10,069,219

7% 1/15/28 to 12/15/28            Aaa        666,985                        644,055

7.5% 6/15/27 to 3/15/28           Aaa        1,204,237                      1,191,573

                                                                            11,904,847

TOTAL U.S. GOVERNMENT AGENCY                                                37,794,726
-  MORTGAGE SECURITIES
(Cost $39,455,590)

ASSET-BACKED SECURITIES - 0.8%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Airplanes pass through trust      Ba2       $ 10,000                       $ 8,200
10.875% 3/15/19

American Express Credit           A1         200,000                        190,766
Account Master Trust  6.1%
12/15/06

Chevy Chase Auto Receivables      Aaa        66,352                         65,679
Trust  5.91% 12/15/04

Contimortgage Home  Equity        Aaa        312,962                        311,592
Loan Trust  6.26% 7/15/12

Ford Credit Auto  Owner Trust:

6.2% 12/15/02                     Baa2       510,000                        498,653

6.4% 12/15/02                     Baa2       80,000                         78,960

6.87% 11/15/04                    A2         200,000                        198,344

Key Auto Finance Trust:

6.3% 10/15/03                     A2         303,535                        301,449

6.65% 10/15/03                    Baa3       90,666                         90,511

Premier Auto Trust  5.59%         Aaa        1,000,000                      968,120
2/9/04

TOTAL ASSET-BACKED SECURITIES                                               2,712,274
(Cost $2,771,608)

COMMERCIAL MORTGAGE
SECURITIES - 0.5%



CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       220,000                        199,650
1/17/35

Series 1998-FL1:

Class D, 5.91% 12/10/00 (g)(h)    A2         300,000                        298,313

Class E, 6.26% 1/10/13 (g)(h)     Baa2       420,000                        413,700

GS Mortgage Securities Corp.      Baa3       500,000                        422,344
II Series 1998-GLII Class E,
7.1905% 4/13/31 (g)(h)

Thirteen Affiliates of            Aaa        500,000                        475,210
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (g)

Wells Fargo Capital Markets       Aaa        143,915                        141,598
Apartment Financing Trust
Series APT Class 1,  6.56%
12/29/05 (g)

TOTAL COMMERCIAL MORTGAGE                                                   1,950,815
SECURITIES
(Cost $2,063,353)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (I) - 0.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Korean Republic yankee:

8.75% 4/15/03                     Baa2      $ 80,000                       $ 82,362

8.875% 4/15/08                    Baa2       116,000                        121,560

Quebec Province yankee:

6.86% 4/15/26 (f)                 A2         250,000                        240,903

7.125% 2/9/24                     A2         30,000                         27,860

7.5% 7/15/23                      A2         30,000                         29,252

TOTAL FOREIGN GOVERNMENT AND                                                501,937
GOVERNMENT AGENCY OBLIGATIONS
(Cost $512,551)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American Development        Aaa        500,000                        475,585
Bank yankee  6.29% 7/16/27
(Cost $496,855)


CASH EQUIVALENTS - 5.2%

                              SHARES

Taxable Central Cash Fund,     18,162,126                  18,162,126
5.12% (c)
(Cost $18,162,126)

TOTAL INVESTMENT PORTFOLIO -                               355,052,459
100.7%
(Cost $307,065,113)

NET OTHER ASSETS - (0.7)%                                  (2,627,633)

NET ASSETS - 100%                                          $ 352,424,826

SECURITY TYPE ABBREVIATIONS

ACES                         -   Automatic Common Exchange
                                 Securities

PIES                         -   Premium Income Equity
                                 Securities

PRIZES                       -   Participating Redeemable
                                 Indexed  Zero-Premium
                                 Exchangeable Securities

QUIPS                        -   Quarterly Income Preferred
                                 Securities

ZONES                        -   Zero-Premium Option Note
                                 Exchangeable Securities

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,051,540 or 2.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE    ACQUISITION COST

Cellnet Data Systems, Inc.    11/10/99 - 12/2/99  $ 12,400
15% 1/7/00

Mothers Work, Inc.            6/18/98             $ 18

OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        21.8%      AAA, AA, A    21.3%

Baa               6.0%       BBB           5.5%

Ba                0.5%       BB            0.5%

B                 3.6%       B             3.6%

Caa               1.0%       CCC           0.7%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.2%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $391,857,831 and $362,146,970, respectively, of which long-term U.S. government and government agency obligations aggregated $112,546,242 and $78,852,864, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $23,744 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $12,435 and 0% of net assets.

The fund participated in the security lending program. At period end there were no loans outstanding.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $307,948,129. Net unrealized appreciation aggregated $47,104,330, of which $58,864,040 related to appreciated investment securities and $11,759,710 related to depreciated investment securities.

The fund hereby designates approximately $8,633,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: BALANCED PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                      DECEMBER 31, 1999

ASSETS

Investment in securities, at               $ 355,052,459
value  (cost $307,065,113) -
 See accompanying schedule

Receivable for investments                  1,374,443
sold

Receivable for fund shares                  33,709
sold

Dividends receivable                        103,721

Interest receivable                         1,513,703

Other receivables                           32,494

 TOTAL ASSETS                               358,110,529

LIABILITIES

Payable to custodian bank      $ 2,635

Payable for investments         5,256,490
purchased

Payable for fund shares         242,457
redeemed

Accrued management fee          125,977

Distribution fees payable       2,201

Other payables and  accrued     55,943
expenses

 TOTAL LIABILITIES                          5,685,703

NET ASSETS                                 $ 352,424,826

Net Assets consist of:

Paid in capital                            $ 286,988,554

Undistributed net investment                10,132,202
income

Accumulated undistributed net               7,315,617
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 47,988,453
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                 $ 352,424,826

INITIAL CLASS: NET ASSET                    $16.00
VALUE, offering price   and
redemption price per share
($325,370,938 (divided by)
20,334,691  shares)

SERVICE CLASS: NET ASSET                    $15.94
VALUE, offering price   and
redemption price per share
 ($27,053,888 (divided by)
1,696,857 shares)

STATEMENT OF OPERATIONS

                              YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 3,381,273
Dividends

Interest                                        8,718,062

Security lending                                2,296

 TOTAL INCOME                                   12,101,631

EXPENSES

Management fee                   $ 1,522,322

Transfer agent fees               236,669

Distribution fees - Service       18,312
Class

Accounting and security           162,243
lending fees

Non-interested trustees'          1,024
compensation

Custodian fees and expenses       29,409

Registration fees                 32

Audit                             24,925

Legal                             5,918

Miscellaneous                     16,725

 Total expenses before            2,017,579
reductions

 Expense reductions               (48,150)      1,969,429

NET INVESTMENT INCOME                           10,132,202

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            7,573,058

 Foreign currency transactions    7,896         7,580,954

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (2,518,250)

 Assets and liabilities in        (7,018)       (2,525,268)
foreign currencies

NET GAIN (LOSS)                                 5,055,686

NET INCREASE (DECREASE) IN                     $ 15,187,888
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 46,034
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                             2,116

                                               $ 48,150

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 10,132,202                  $ 7,601,874
income

 Net realized gain (loss)       7,580,954                     8,523,372

 Change in net unrealized       (2,525,268)                   26,055,460
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     15,187,888                    42,180,706
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (7,479,403)                   (5,425,338)
From net investment income

 From net realized gain         (8,692,279)                   (8,288,727)

 TOTAL DISTRIBUTIONS            (16,171,682)                  (13,714,065)

Share transactions - net        36,165,081                    74,228,783
increase (decrease)

  TOTAL INCREASE (DECREASE)     35,181,287                    102,695,424
IN NET ASSETS

NET ASSETS

 Beginning of period            317,243,539                   214,548,115

 End of period (including      $ 352,424,826                 $ 317,243,539
undistributed net investment
income of $10,132,202 and
$7,505,060, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                 YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS        SHARES                        DOLLARS

Share transactions Initial   4,444,110                    $ 70,037,773    6,631,328                    $ 99,433,344
Class  Sold

  Reinvested                 1,027,536                     15,608,277     974,658                       13,713,433

  Redeemed                   (4,234,242)                   (66,752,172)   (3,218,228)                   (47,915,708)

  Net increase (decrease)    1,237,404                    $ 18,893,878    4,387,758                    $ 65,231,069

 Service Class   Sold        1,108,300                    $ 17,387,242    610,188                      $ 9,232,622

  Reinvested                 37,189                        563,405        46                            643

  Redeemed                   (43,583)                      (679,444)      (15,989)                      (235,551)

  Net increase (decrease)    1,101,906                    $ 17,271,203    594,245                      $ 8,997,714

Distributions From net                                    $ 7,218,828                                  $ 5,425,084
investment income  Initial
Class

  Service Class                                            260,575                                      254

  Total                                                   $ 7,479,403                                  $ 5,425,338

 From net realized gain                                   $ 8,389,449                                  $ 8,288,339
Initial Class

  Service Class                                            302,830                                      388

  Total                                                   $ 8,692,279                                  $ 8,288,727

                                                          $ 16,171,682                                 $ 13,714,065


FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.11    $ 14.58    $ 12.23    $ 11.17    $ 10.00
period

Income from Investment
Operations

Net investment income             .45 D      .44 D      .44 D      .33        .14

Net realized and unrealized       .24        2.00       2.22       .78        1.25
gain (loss)

Total from investment             .69        2.44       2.66       1.11       1.39
operations

Less Distributions

From net investment income        (.37)      (.36)      (.31)      (.01)      (.14)

From net realized gain            (.43)      (.55)      -          (.04)      (.08)

 Total distributions              (.80)      (.91)      (.31)      (.05)      (.22)

Net asset value, end of period   $ 16.00    $ 16.11    $ 14.58    $ 12.23    $ 11.17

TOTAL RETURN B, C                 4.55%      17.64%     22.18%     9.98%      13.92%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 325,371  $ 307,681  $ 214,538  $ 103,110  $ 43,155
(000 omitted)

Ratio of expenses to average      .57%       .59%       .61%       .72%       1.42% F
net assets

Ratio of expenses to average      .55% G     .58% G     .60% G     .71% G     1.42%
net assets after expense
reductions

Ratio of net investment           2.87%      2.94%      3.28%      3.63%      3.56%
income to average net assets

Portfolio turnover                108%       94%        98%        163%       248%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.07   $ 14.59  $ 14.16
period

Income from Investment
Operations

Net investment income D           .43       .41      .08

Net realized and unrealized       .24       1.98     .35
gain (loss)

Total from investment             .67       2.39     .43
operations

Less Distributions

From net investment income        (.37)     (.36)    -

From net realized gain            (.43)     (.55)    -

Total distributions               (.80)     (.91)    -

Net asset value, end of period   $ 15.94   $ 16.07  $ 14.59

TOTAL RETURN B, C                 4.43%     17.27%   3.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 27,054  $ 9,562  $ 10
(000 omitted)

Ratio of expenses to average      .67%      .70%     .71% A
net assets

Ratio of expenses to average      .66% G    .69% G   .71% A
net assets after expense
reductions

Ratio of net investment           2.77%     2.79%    3.43% A
income to average net assets

Portfolio turnover                108%      94%      98%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

H FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: ASSET MGR:         15.26%       20.16%
GROWTH - "INITIAL CLASS"

Asset Manager: Growth Composite  14.55%       n/a

 S&P 500 (registered trademark)  21.04%       28.59%

 LB Aggregate Bond               -0.82%       7.77%

 LB 3 Month T-Bill               4.90%        n/a

Variable Annuity Flexible        12.07%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager:
Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             VIP II Asset Mgr Growth     70 S&P/25 LBAgg/5 LB 3Mo    S&P 500                     LB Aggregate Bond
             00159                       F0022                       SP001                       LB001
  1995/01/31      10000.00                    10000.00                    10000.00                    10000.00
  1995/02/28      10149.70                    10319.62                    10389.70                    10238.00
  1995/03/31      10289.42                    10539.71                    10696.30                    10300.45
  1995/04/30      10558.88                    10785.50                    11011.31                    10444.66
  1995/05/31      10708.58                    11199.23                    11451.43                    10848.87
  1995/06/30      11137.72                    11397.77                    11717.44                    10928.06
  1995/07/31      11546.91                    11633.53                    12106.00                    10904.02
  1995/08/31      12065.87                    11695.86                    12136.38                    11035.96
  1995/09/30      12245.51                    12052.97                    12648.54                    11143.01
  1995/10/31      11776.45                    12083.85                    12603.38                    11287.87
  1995/11/30      11986.03                    12487.56                    13156.67                    11457.19
  1995/12/31      12277.71                    12701.01                    13410.07                    11617.59
  1996/01/31      12569.78                    13008.92                    13866.55                    11694.26
  1996/02/29      12613.39                    13009.89                    13995.09                    11490.78
  1996/03/31      12840.37                    13059.96                    14129.86                    11410.35
  1996/04/30      13143.01                    13162.84                    14338.14                    11346.45
  1996/05/31      13348.36                    13380.07                    14707.92                    11323.76
  1996/06/30      13402.41                    13467.11                    14763.95                    11475.49
  1996/07/31      13067.35                    13093.05                    14111.68                    11506.48
  1996/08/31      13164.62                    13267.32                    14409.30                    11486.92
  1996/09/30      13705.04                    13821.05                    15220.25                    11686.79
  1996/10/31      14104.95                    14163.15                    15640.03                    11946.24
  1996/11/30      15023.67                    14935.59                    16822.26                    12150.52
  1996/12/31      14737.79                    14700.41                    16489.01                    12037.52
  1997/01/31      15367.80                    15358.12                    17519.24                    12074.83
  1997/02/28      15514.22                    15455.00                    17656.59                    12105.02
  1997/03/31      14781.88                    14970.83                    16931.08                    11970.65
  1997/04/30      15401.55                    15656.26                    17941.87                    12150.21
  1997/05/31      16336.68                    16364.80                    19034.17                    12265.64
  1997/06/30      16821.15                    16929.64                    19886.90                    12411.60
  1997/07/31      17959.09                    17991.36                    21469.30                    12746.72
  1997/08/31      17395.75                    17251.75                    20266.59                    12638.37
  1997/09/30      18037.95                    17980.97                    21376.59                    12825.42
  1997/10/31      17609.82                    17629.62                    20662.61                    13011.39
  1997/11/30      18116.82                    18224.94                    21619.09                    13071.24
  1997/12/31      18432.29                    18493.92                    21990.29                    13203.26
  1998/01/31      18432.29                    18700.72                    22233.50                    13372.26
  1998/02/28      19558.44                    19644.52                    23836.98                    13361.56
  1998/03/31      20283.77                    20370.04                    25057.67                    13406.99
  1998/04/30      20220.15                    20544.55                    25309.75                    13476.71
  1998/05/31      20016.54                    20350.75                    24874.67                    13604.74
  1998/06/30      20487.37                    20976.94                    25885.08                    13720.15
  1998/07/31      20309.22                    20836.30                    25609.41                    13749.26
  1998/08/31      17751.48                    18817.12                    21906.80                    13973.05
  1998/09/30      18413.18                    19776.04                    23310.15                    14300.19
  1998/10/31      19583.89                    20879.82                    25206.20                    14224.74
  1998/11/30      20563.72                    21798.80                    26733.94                    14305.30
  1998/12/31      21670.80                    22698.67                    28274.35                    14348.32
  1999/01/31      22307.06                    23408.00                    29456.79                    14450.81
  1999/02/28      21729.24                    22800.07                    28541.27                    14198.50
  1999/03/31      21946.67                    23475.12                    29683.21                    14277.27
  1999/04/30      22598.96                    24134.36                    30832.84                    14322.53
  1999/05/31      22204.87                    23687.10                    30104.87                    14196.49
  1999/06/30      23305.60                    24593.03                    31775.69                    14151.15
  1999/07/31      22829.97                    24034.91                    30783.66                    14091.72
  1999/08/31      22775.62                    23953.42                    30631.28                    14084.56
  1999/09/30      22313.58                    23568.71                    29791.68                    14248.00
  1999/10/31      23224.06                    24639.36                    31676.89                    14300.57
  1999/11/30      23631.74                    24994.57                    32320.88                    14299.58
  1999/12/31      24977.08                    26000.64                    34224.58                    14230.63
IMATRL PRASUN   SHR__CHT 19991231 20000118 144608 R00000000000062

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager:
Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $24,977 - a 149.77% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $34,225 - a 242.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,231 - a 42.31% increase.

You can also look at how the Asset Manager: Growth Composite Index did over the same period. The Asset Manager: Growth Composite Index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix*. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,001 - a 160.01% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 3.2

Wal-Mart Stores, Inc.           2.9

General Electric Co.            2.8

Motorola, Inc.                  2.4

Cisco Systems, Inc.               2.2

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

(STOCKS ONLY)                  % OF FUND'S NET ASSETS

TECHNOLOGY                      21.3

FINANCE                         10.4

UTILITIES                       7.8

HEALTH                          6.7

RETAIL & WHOLESALE              5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stock Class 76.5%

                        Bond Class 20.4%

                        Short-Term Class 3.1%

* FOREIGN INVESTMENTS  1.2%


ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: ASSET MGR:         15.13%       20.04%
GROWTH - SERVICE CLASS

Asset Manager: Growth Composite  14.55%       n/a

 S&P 500                         21.04%       28.59%

 LB Aggregate Bond               -0.82%       7.77%

 LB 3 Month T-Bill               4.90%        n/a

Variable Annuity Flexible        12.07%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager:
Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             VIP II Asset Mgr Gro - SC   70 S&P/25 LBAgg/5 LB 3Mo    S&P 500                     LB Aggregate Bond
             00468                       F0022                       SP001                       LB001
  1995/01/31      10000.00                    10000.00                    10000.00                    10000.00
  1995/02/28      10149.70                    10319.62                    10389.70                    10238.00
  1995/03/31      10289.42                    10539.71                    10696.30                    10300.45
  1995/04/30      10558.88                    10785.50                    11011.31                    10444.66
  1995/05/31      10708.58                    11199.23                    11451.43                    10848.87
  1995/06/30      11137.72                    11397.77                    11717.44                    10928.06
  1995/07/31      11546.91                    11633.53                    12106.00                    10904.02
  1995/08/31      12065.87                    11695.86                    12136.38                    11035.96
  1995/09/30      12245.51                    12052.97                    12648.54                    11143.01
  1995/10/31      11776.45                    12083.85                    12603.38                    11287.87
  1995/11/30      11986.03                    12487.56                    13156.67                    11457.19
  1995/12/31      12277.71                    12701.01                    13410.07                    11617.59
  1996/01/31      12569.78                    13008.92                    13866.55                    11694.26
  1996/02/29      12613.39                    13009.89                    13995.09                    11490.78
  1996/03/31      12840.37                    13059.96                    14129.86                    11410.35
  1996/04/30      13143.01                    13162.84                    14338.14                    11346.45
  1996/05/31      13348.36                    13380.07                    14707.92                    11323.76
  1996/06/30      13402.41                    13467.11                    14763.95                    11475.49
  1996/07/31      13067.35                    13093.05                    14111.68                    11506.48
  1996/08/31      13164.62                    13267.32                    14409.30                    11486.92
  1996/09/30      13705.04                    13821.05                    15220.25                    11686.79
  1996/10/31      14104.95                    14163.15                    15640.03                    11946.24
  1996/11/30      15023.67                    14935.59                    16822.26                    12150.52
  1996/12/31      14737.79                    14700.41                    16489.01                    12037.52
  1997/01/31      15367.80                    15358.12                    17519.24                    12074.83
  1997/02/28      15514.22                    15455.00                    17656.59                    12105.02
  1997/03/31      14781.88                    14970.83                    16931.08                    11970.65
  1997/04/30      15401.55                    15656.26                    17941.87                    12150.21
  1997/05/31      16336.68                    16364.80                    19034.17                    12265.64
  1997/06/30      16821.15                    16929.64                    19886.90                    12411.60
  1997/07/31      17959.09                    17991.36                    21469.30                    12746.72
  1997/08/31      17395.75                    17251.75                    20266.59                    12638.37
  1997/09/30      18037.95                    17980.97                    21376.59                    12825.42
  1997/10/31      17609.82                    17629.62                    20662.61                    13011.39
  1997/11/30      18105.55                    18224.94                    21619.09                    13071.24
  1997/12/31      18421.02                    18493.92                    21990.29                    13203.26
  1998/01/31      18409.75                    18700.72                    22233.50                    13372.26
  1998/02/28      19510.54                    19644.52                    23836.98                    13361.56
  1998/03/31      20235.98                    20370.04                    25057.67                    13406.99
  1998/04/30      20159.62                    20544.55                    25309.75                    13476.71
  1998/05/31      19955.99                    20350.75                    24874.67                    13604.74
  1998/06/30      20414.16                    20976.94                    25885.08                    13720.15
  1998/07/31      20248.71                    20836.30                    25609.41                    13749.26
  1998/08/31      17690.58                    18817.12                    21906.80                    13973.05
  1998/09/30      18352.38                    19776.04                    23310.15                    14300.19
  1998/10/31      19510.54                    20879.82                    25206.20                    14224.74
  1998/11/30      20490.53                    21798.80                    26733.94                    14305.30
  1998/12/31      21585.05                    22698.67                    28274.35                    14348.32
  1999/01/31      22221.40                    23408.00                    29456.79                    14450.81
  1999/02/28      21643.48                    22800.07                    28541.27                    14198.50
  1999/03/31      21847.40                    23475.12                    29683.21                    14277.27
  1999/04/30      22499.97                    24134.36                    30832.84                    14322.53
  1999/05/31      22105.71                    23687.10                    30104.87                    14196.49
  1999/06/30      23206.92                    24593.03                    31775.69                    14151.15
  1999/07/31      22717.49                    24034.91                    30783.66                    14091.72
  1999/08/31      22676.71                    23953.42                    30631.28                    14084.56
  1999/09/30      22214.47                    23568.71                    29791.68                    14248.00
  1999/10/31      23111.75                    24639.36                    31676.89                    14300.57
  1999/11/30      23519.61                    24994.57                    32320.88                    14299.58
  1999/12/31      24851.93                    26000.64                    34224.58                    14230.63
IMATRL PRASUN   SHR__CHT 19991231 20000118 144558 R00000000000062

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager:
Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $24,852 - a 148.52% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $34,225 over the same period - a 242.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,231 - a 42.31% increase. You can also look at how the Asset Manager: Growth Composite Index did over the same period. The Asset Manager: Growth Composite Index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix*. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,001 - a 160.01% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 3.2

Wal-Mart Stores, Inc.           2.9

General Electric Co.            2.8

Motorola, Inc.                  2.4

Cisco Systems, Inc.               2.2

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

(STOCKS ONLY)                  % OF FUND'S NET ASSETS

TECHNOLOGY                      21.3

FINANCE                         10.4

UTILITIES                       7.8

HEALTH                          6.7

RETAIL & WHOLESALE              5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stock Class 76.5%

                        Bond Class 20.4%

                        Short-Term Class 3.1%


Row: 1, Col: 1, Value: 76.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 20.7
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8

* FOREIGN INVESTMENTS  1.2%

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO
PORTFOLIO HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S
INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with
Richard Habermann,
Portfolio Manager of
Asset Manager: Growth

Q. HOW DID THE FUND PERFORM, DICK?

A. For the 12 months that ended December 31, 1999, the fund topped the 14.55% return of the Asset Manager: Growth Composite Index.

Q. WHAT ASSET ALLOCATION STRATEGIES DID YOU FOLLOW DURING THE PERIOD?

A. The fund's neutral allocation mix calls for 70% of its assets to be invested in stocks, 25% in bonds and the rest in short-term and money market instruments. With stocks performing well through much of the period, I kept the fund's average equity exposure at around 74%. Timing, though, is also important, and the fund would have benefited further from a higher stock exposure during certain periods in the spring. On the bond side, the fund was somewhat underweighted on average to accommodate the equity position. My decision to lower the fund's exposure to investment-grade bonds worked out well, as rising interest rates detracted from returns. My focus within the bond subportfolio was instead on high-yield securities, which performed very well relative to the Treasury market.

Q. HOW DID THE FUND'S EQUITY SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. The fund's equities performed slightly better than the S&P 500 index, quite an accomplishment considering the narrowness of the overall market in 1999. By that, I mean that 10 of the major stocks within the index produced around 60% of its advance. Conversely, the bottom 450 stocks within the S&P produced a negative aggregate return. The technology sector led the market, and Steve Snider - who manages the fund's stocks - was able to find enough good names to keep pace with the tech stocks within the index. Industry leaders Cisco Systems and Microsoft continued to perform well, as did Lexmark International. The fund also benefited from the huge demand for wireless communications by owning positions in Qualcomm and Motorola. Retail stocks also performed well, with Wal-Mart being the fund's top overall contributor during the period. Disappointments included pharmaceutical firm Schering-Plough, as well as Fannie Mae and Freddie Mac, both of which struggled due to less-than-favorable interest-rate conditions. The fund no longer held equity stakes in Fannie Mae or Freddie Mac at the end of the period.

Q. HOW DID YOU ALLOCATE INVESTMENTS WITHIN THE FUND'S BOND
SUBPORTFOLIO?

A. I continued to emphasize high-yield bonds, which clearly turned out to be a wise move. These positions - managed by Fred Hoff - posted attractive yields against the backdrop of a strong U.S. economy and a favorable corporate earnings outlook. The best individual high-yield performers included telecommunications names Nextel Communications, WinStar and Teligent. As far as the fund's investment-grade bond positions, rising interest rates pressured returns through much of the period. Despite this general move in rates, the fund was heavily weighted in corporate and mortgage-backed securities, which performed relatively well during the period. This subportfolio - managed by Charlie Morrison - benefited from its investments in Seagram, Cable & Wireless and Capital One, as well as from its exposure to commercial mortgage-backed securities, particularly in the lower credit tiers.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. With interest rates spiking upward, John Todd - who manages this portion of the fund - focused mainly on repurchase agreements. These securities - commonly called repos - are short-term investments that the seller agrees to buy back at a specified price and time. Repos offered the fund an effective sanctuary in which to invest assets on a temporary basis during the period. They also provided an adequate level of liquidity, which was desirable given the rate scenario.
Q. WHAT'S YOUR OUTLOOK?
A. Despite the global economic growth we've seen recently, inflation remains subdued. Corporate earnings appear to be on solid ground for 2000, which means there may be more market segments that are reasonably valued. From an allocation standpoint the direction of interest rates will have some influence on whether I take more of a defensive or equity-oriented approach.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: January 3, 1995

SIZE: as of December 31, 1999, more than $591 million

MANAGER: Richard Habermann, since 1999; joined
Fidelity in 1968
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 72.8%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 3.1%

AEROSPACE & DEFENSE - 3.0%

Boeing Co.                        47,800                 $ 1,986,688

Honeywell International, Inc.     92,225                  5,320,230

Northrop Grumman Corp.            6,700                   362,219

Rockwell International Corp.      24,100                  1,153,788

Textron, Inc.                     10,100                  774,544

United Technologies Corp.         123,456                 8,024,640

                                                          17,622,109

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            16,700                  880,925

TOTAL AEROSPACE & DEFENSE                                 18,503,034

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 0.7%

Dow Chemical Co.                  21,900                  2,926,388

Engelhard Corp.                   18,900                  356,738

Praxair, Inc.                     19,300                  971,031

                                                          4,254,157

IRON & STEEL - 0.2%

Mueller Industries, Inc. (a)      7,800                   282,750

Nucor Corp.                       19,700                  1,079,806

                                                          1,362,556

METALS & MINING - 1.3%

Alcoa, Inc.                       93,100                  7,727,300

PAPER & FOREST PRODUCTS - 0.4%

Georgia-Pacific Corp.             12,200                  619,150

Weyerhaeuser Co.                  19,900                  1,429,069

                                                          2,048,219

TOTAL BASIC INDUSTRIES                                    15,392,232

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              38,400                  1,269,600

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES -
0.9%

Ford Motor Co.                    102,000                 5,450,625

CONSUMER DURABLES - 0.7%

Minnesota Mining &                43,800                  4,286,925
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

Whirlpool Corp.                   3,200                   208,200

TEXTILES & APPAREL - 0.1%

NIKE, Inc. Class B                13,500                  669,094

TOTAL DURABLES                                            10,614,844

ENERGY - 4.2%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               27,000                  1,128,938



                                 SHARES                  VALUE (NOTE 1)

OIL & GAS - 4.0%

Amerada Hess Corp.                8,600                  $ 488,050

Apache Corp.                      23,100                  853,256

Atlantic Richfield Co.            98,400                  8,511,600

Chevron Corp.                     71,200                  6,167,700

Exxon Mobil Corp.                 87,260                  7,029,884

Tosco Corp.                       20,200                  549,188

                                                          23,599,678

TOTAL ENERGY                                              24,728,616

FINANCE - 10.3%

BANKS - 4.4%

Chase Manhattan Corp.             125,100                 9,718,706

Comerica, Inc.                    10,700                  499,556

FleetBoston Financial Corp.       98,220                  3,419,284

J. P. Morgan & Co., Inc.          55,700                  7,053,013

PNC Financial Corp.               85,500                  3,804,750

SouthTrust Corp.                  41,300                  1,561,656

                                                          26,056,965

CREDIT & OTHER FINANCE - 1.7%

American Express Co.              15,100                  2,510,375

Citigroup, Inc.                   113,200                 6,289,675

Providian Financial Corp.         15,500                  1,411,469

                                                          10,211,519

INSURANCE - 1.0%

Allmerica Financial Corp.         12,400                  689,750

American General Corp.            9,200                   698,050

CIGNA Corp.                       9,400                   757,288

Financial Security Assurance      4,700                   244,988
Holdings Ltd.

Marsh & McLennan Companies,       26,400                  2,526,150
Inc.

MGIC Investment Corp.             14,500                  872,719

                                                          5,788,945

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       65,100                  2,180,850

SECURITIES INDUSTRY - 2.8%

AXA Financial, Inc.               51,800                  1,754,725

Kansas City Southern              44,500                  3,320,813
Industries, Inc.

Lehman Brothers Holdings,         70,900                  6,004,344
Inc.

Merrill Lynch & Co., Inc.         20,200                  1,686,700

Morgan Stanley Dean Witter &      26,600                  3,797,150
Co.

                                                          16,563,732

TOTAL FINANCE                                             60,802,011

HEALTH - 6.6%

DRUGS & PHARMACEUTICALS - 4.6%

Amgen, Inc. (a)                   126,800                 7,615,925

Biogen, Inc. (a)                  12,100                  1,022,450

Bristol-Myers Squibb Co.          124,500                 7,991,344

Merck & Co., Inc.                 54,000                  3,621,375

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Pfizer, Inc.                      53,900                 $ 1,748,381

Schering-Plough Corp.             126,900                 5,353,594

                                                          27,353,069

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Johnson & Johnson                 101,400                 9,442,875

Millipore Corp.                   5,400                   208,575

                                                          9,651,450

MEDICAL FACILITIES MANAGEMENT
- 0.4%

United HealthCare Corp.           13,200                  701,250

Wellpoint Health Networks,        20,100                  1,325,344
Inc. (a)

                                                          2,026,594

TOTAL HEALTH                                              39,031,113

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.1%

ELECTRICAL EQUIPMENT - 3.2%

Emerson Electric Co.              3,700                   212,288

General Electric Co.              107,000                 16,558,250

General Instrument Corp. (a)      28,300                  2,405,500

                                                          19,176,038

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Ingersoll-Rand Co.                61,400                  3,380,838

Parker-Hannifin Corp.             10,800                  554,175

Tyco International Ltd.           34,000                  1,321,750

                                                          5,256,763

TOTAL INDUSTRIAL MACHINERY &                              24,432,801
EQUIPMENT

MEDIA & LEISURE - 2.2%

BROADCASTING - 0.0%

NTL, Inc. warrants 10/14/08       427                     21,350
(a)

PUBLISHING - 2.1%

Central Newspapers, Inc.          8,700                   342,563
Class A

Dow Jones & Co., Inc.             11,700                  795,600

Gannet Co., Inc.                  50,900                  4,151,531

Knight-Ridder, Inc.               18,900                  1,124,550

McGraw-Hill Companies, Inc.       8,500                   523,813

The New York Times Co. Class A    32,800                  1,611,300

Tribune Co.                       66,800                  3,678,175

                                                          12,227,532

RESTAURANTS - 0.1%

Brinker International, Inc.       12,000                  288,000
(a)

Darden Restaurants, Inc.          23,400                  424,125

                                                          712,125

TOTAL MEDIA & LEISURE                                     12,961,007



                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - 3.5%

BEVERAGES - 1.5%

Adolph Coors Co. Class B          14,700                 $ 771,750

Anheuser-Busch Companies,         89,600                  6,350,400
Inc.

Pepsi Bottling Group, Inc.        60,200                  997,063

PepsiCo, Inc.                     21,600                  761,400

                                                          8,880,613

FOODS - 1.4%

Campbell Soup Co.                 20,200                  781,488

H. J. Heinz Co.                   20,200                  804,213

Kellogg Co.                       46,100                  1,420,456

Quaker Oats Co.                   43,400                  2,848,125

Ralston Purina Co.                27,000                  752,625

Sara Lee Corp.                    75,200                  1,659,100

                                                          8,266,007

HOUSEHOLD PRODUCTS - 0.4%

Procter & Gamble Co.              22,700                  2,487,069

TOBACCO - 0.2%

Philip Morris Companies, Inc.     45,000                  1,043,438

TOTAL NONDURABLES                                         20,677,127

PRECIOUS METALS - 0.0%

Homestake Mining Co.              26,800                  209,375

RETAIL & WHOLESALE - 5.7%

APPAREL STORES - 0.3%

Gap, Inc.                         43,575                  2,004,450

GENERAL MERCHANDISE STORES -
3.2%

Dayton Hudson Corp.               21,100                  1,549,531

Sears, Roebuck & Co.              5,400                   164,363

Wal-Mart Stores, Inc.             250,000                 17,281,250

                                                          18,995,144

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Best Buy Co., Inc. (a)            38,900                  1,952,294

Circuit City Stores, Inc. -       20,100                  905,756
Circuit City Group

Home Depot, Inc.                  98,250                  6,736,266

Lowe's Companies, Inc.            54,300                  3,244,425

                                                          12,838,741

TOTAL RETAIL & WHOLESALE                                  33,838,335

SERVICES - 0.4%

LEASING & RENTAL - 0.2%

Hertz Corp. Class A               17,500                  877,188

PRINTING - 0.2%

Valassis Communications, Inc.     31,650                  1,337,213
(a)

TOTAL SERVICES                                            2,214,401

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - 21.3%

COMMUNICATIONS EQUIPMENT - 4.6%

ADC Telecommunications, Inc.      33,500                 $ 2,430,844
(a)

Cisco Systems, Inc. (a)           119,100                 12,758,588

Globalstar Telecommunications     180                     38,700
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         157,900                 11,812,894

                                                          27,041,026

COMPUTER SERVICES & SOFTWARE
- 6.1%

Adobe Systems, Inc.               59,600                  4,008,100

Computer Associates               31,700                  2,217,019
International, Inc.

Electronics for Imaging, Inc.     33,600                  1,953,000
(a)

First Data Corp.                  95,200                  4,694,550

Microsoft Corp. (a)               163,300                 19,065,244

NetScout Systems, Inc.            19,800                  613,800

Oracle Corp. (a)                  32,300                  3,619,619

                                                          36,171,332

COMPUTERS & OFFICE EQUIPMENT
- 4.5%

Adaptec, Inc. (a)                 66,100                  3,296,738

Comverse Technology, Inc. (a)     23,800                  3,445,050

International Business            80,300                  8,672,400
Machines Corp.

Lexmark International Group,      72,200                  6,534,100
Inc.  Class A (a)

Sun Microsystems, Inc. (a)        63,300                  4,901,794

                                                          26,850,082

ELECTRONIC INSTRUMENTS - 0.7%

Agilent Technologies, Inc.        2,400                   185,550

Applied Materials, Inc. (a)       13,200                  1,672,275

Teradyne, Inc. (a)                36,200                  2,389,200

                                                          4,247,025

ELECTRONICS - 5.4%

Analog Devices, Inc. (a)          700                     65,100

Intel Corp.                       26,800                  2,205,975

LSI Logic Corp. (a)               23,600                  1,593,000

Motorola, Inc.                    95,800                  14,106,550

National Semiconductor Corp.      27,000                  1,155,938
(a)

Texas Instruments, Inc.           123,200                 11,935,000

Vishay Intertechnology, Inc.      20,200                  638,825
(a)

                                                          31,700,388

TOTAL TECHNOLOGY                                          126,009,853

TRANSPORTATION - 0.1%

TRUCKING & FREIGHT - 0.1%

United Parcel Service, Inc.       5,400                   372,600
Class B



                                 SHARES                  VALUE (NOTE 1)

UTILITIES - 6.7%

CELLULAR - 1.6%

McCaw International Ltd.          910                    $ 2,048
warrants 4/16/07 (a)(f)

QUALCOMM, Inc. (a)                53,600                  9,440,300

                                                          9,442,348

ELECTRIC UTILITY - 1.3%

DTE Energy Co.                    32,000                  1,004,000

Edison International              39,400                  1,031,788

Energy East Corp.                 99,100                  2,062,519

GPU, Inc.                         30,700                  919,081

PECO Energy Co.                   18,000                  625,500

PP&L Resources, Inc.              19,500                  446,063

Public Service Enterprise         24,200                  842,463
Group, Inc.

Unicom Corp.                      19,900                  666,650

                                                          7,598,064

GAS - 0.3%

Enron Corp.                       48,600                  2,156,625

TELEPHONE SERVICES - 3.5%

AT&T Corp.                        104,160                 5,286,120

BellSouth Corp.                   120,800                 5,654,950

MCI WorldCom, Inc. (a)            50,550                  2,682,309

Ono Finance PLC rights            310                     31,000
5/31/09 (a)(f)

Pathnet, Inc. warrants            890                     8,900
4/15/08 (a)(f)

SBC Communications, Inc.          92,514                  4,510,058

Sprint Corp. - FON Group          35,100                  2,362,669

                                                          20,536,006

TOTAL UTILITIES                                           39,733,043

TOTAL COMMON STOCKS                                       430,789,992
(Cost $313,591,361)

NONCONVERTIBLE PREFERRED
STOCKS - 2.0%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      30,171                  686,390
Capital Corp. $2.2812

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            160                     143,273
Capital Trust II 8.875%

SIG Capital Trust I 9.5% (a)      692                     177,258

                                                          320,531

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            586                     554,851
Capital Trust II 7.875%

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     2,183                  $ 246,679
$13.00

CSC Holdings, Inc. 11.125%        14,372                  1,570,141
pay-in-kind

Granite Broadcasting Corp.        3                       3,060
12.75% pay-in-kind

Sinclair Capital 11.625%          4,003                   401,301

                                                          2,221,181

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             4,338                   407,772

8.625%                            125                     11,063

Series D, $10.00                  6,244                   618,156

                                                          1,036,991

TOTAL MEDIA & LEISURE                                     3,258,172

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        336                     347,760
Corp. 12.75% pay-in-kind

UTILITIES - 1.1%

CELLULAR - 0.4%

Nextel Communications, Inc.:

11.125% pay-in-kind               2,699                   2,712,495

Series D, 13% pay-in-kind         52                      55,900

                                                          2,768,395

TELEPHONE SERVICES - 0.7%

Adelphia Business Solution,       819                     798,525
Inc. 12.875% pay-in-kind

Intermedia Communications,        769                     749,775
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          263                     287,985
12.5% pay-in-kind

NEXTLINK Communications, Inc.     30,889                  1,668,006
14% pay-in-kind

WinStar Communications, Inc.      519                     513,810
14.25% (a)

                                                          4,018,101

TOTAL UTILITIES                                           6,786,496

TOTAL NONCONVERTIBLE                                      11,954,200
PREFERRED STOCKS
(Cost $12,332,899)


CORPORATE BONDS - 14.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.3%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp.  6%        B1        $ 1,290,000                    $ 1,051,350
12/1/05

Total Renal Care Holdings,        B1         500,000                        313,750
Inc. 7% 5/15/09 (f)

                                                                            1,365,100

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Ba2        30,000                         22,875

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         390,000                        276,900
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                     1,664,875

NONCONVERTIBLE BONDS - 13.7%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         530,000                        528,675
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (f)    B2         330,000                        311,850

Huntsman ICI Chemicals LLC        B2         220,000                        226,050
10.125% 7/1/09 (f)

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        890,000                        907,800

10.875% 5/1/09                    B2         130,000                        134,550

Sterling Chemicals, Inc.          Caa3       440,000                        327,800
11.75% 8/15/06

                                                                            1,908,050

IRON & STEEL - 0.0%

The LTV Corp. 11.75% 11/15/09     Ba3        150,000                        156,750
(f)

METALS & MINING - 0.1%

Kaiser Aluminum & Chemical        B3         240,000                        240,000
Corp. 12.75% 2/1/03

Metals USA, Inc. 8.625%           B2         60,000                         56,250
2/15/08

                                                                            296,250

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1      $ 560,000                      $ 520,800

9.75% 6/15/07                     Caa1       330,000                        313,500

                                                                            834,300

PAPER & FOREST PRODUCTS - 0.0%

Potlatch Corp. 6.25% 3/15/02      Baa1       80,000                         78,066

TOTAL BASIC INDUSTRIES                                                      3,273,416

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        320,000                        300,800
Inc. 7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         390,000                        353,925

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         260,000                        243,100

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       100,000                        95,034
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         460,000                        431,250

10.5% 1/15/09                     B1         240,000                        237,000

                                                                            763,284

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       100,000                        92,156

7.125% 3/15/04                    Baa2       110,000                        103,663

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       100,000                        96,414

6.75% 2/15/08                     Baa1       100,000                        91,969

                                                                            384,202

TOTAL CONSTRUCTION & REAL                                                   2,045,311
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Oshkosh Truck Co. 8.75% 3/1/08    B2         300,000                        291,000

Tenneco, Inc. 11.625%             B2         260,000                        263,900
10/15/09 (f)

TRW, Inc. 6.5% 6/1/02             Baa1       120,000                        117,700

                                                                            672,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2      $ 135,000                      $ 132,503
7.875% 6/15/06

Worldtex, Inc. 9.625% 12/15/07    B1         410,000                        332,100

                                                                            464,603

TOTAL DURABLES                                                              1,137,203

ENERGY - 0.6%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         320,000                        312,000
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2         90,000                         86,508
2/15/03

R&B Falcon Corp. 6.5% 4/15/03     Ba3        320,000                        292,000

RBF Finance Co.:

11% 3/15/06                       Ba3        570,000                        609,900

11.375% 3/15/09                   Ba3        210,000                        225,750

                                                                            1,214,158

OIL & GAS - 0.3%

Apache Corp. 7.625% 7/1/19        Baa1       75,000                         72,300

Chesapeake Energy Corp.           B3         680,000                        642,600
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        140,000                        137,550
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       100,000                        103,355
9.75% 6/15/01

Ocean Energy, Inc. 8.875%         Ba3        360,000                        359,100
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       95,000                         95,086

8.125% 10/15/05                   Baa1       140,000                        142,254

8.375% 7/15/04                    Baa1       195,000                        199,996

Petro-Canada 7% 11/15/28          A3         80,000                         70,511

                                                                            1,822,752

TOTAL ENERGY                                                                3,348,910

FINANCE - 1.3%

BANKS - 0.2%

BankBoston Corp.:

6.125% 3/15/02                    A2         320,000                        317,500

6.625% 2/1/04                     A3         60,000                         58,294

Capital One Bank:

6.375% 2/15/03                    Baa2       130,000                        124,709

6.65% 3/15/04                     Baa3       260,000                        248,820

Capital One Financial Corp.       Baa3       100,000                        91,231
7.125% 8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Den Danske Bank AS 6.375%         A1        $ 170,000                      $ 157,888
6/15/08 (f)(i)

Korea Development Bank 6.625%     Baa2       95,000                         91,148
11/21/03

National Westminster Bank PLC     Aa3        50,000                         48,825
7.375% 10/1/09

NB Capital Trust IV 8.25%         Aa2        100,000                        95,874
4/15/27

Providian National Bank 6.7%      Baa3       100,000                        95,791
3/15/03

                                                                            1,330,080

CREDIT & OTHER FINANCE - 0.9%

Ahmanson Capital Trust I          A3         125,000                        118,820
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       550,000                        365,750

10% 3/15/04                       Caa3       370,000                        240,500

AT&T Capital Corp. 6.25%          A1         250,000                        247,608
5/15/01

BanPonce Trust I 8.327% 2/1/27    A3         75,000                         68,540

Countrywide Funding Corp.         A3         150,000                        146,132
6.45% 2/27/03

ERP Operating LP:

6.55% 11/15/01                    A3         55,000                         54,119

7.1% 6/23/04                      A3         100,000                        97,713

Farmers Insurance Exchange        A2         110,000                        93,564
Capital 7.05% 7/15/28 (f)

First Security Capital I          A3         110,000                        102,469
8.41% 12/15/26

Ford Motor Credit Co.:

6.3563% 7/16/01 (i)               A1         400,000                        400,367

6.5% 2/28/02                      A1         540,000                        534,330

GS Escrow Corp.:

7% 8/1/03                         Ba1        90,000                         83,168

7.125% 8/1/05                     Ba1        165,000                        147,756

Heller Financial, Inc. 6%         A3         180,000                        170,915
3/19/04

KeyCorp Institutional Capital     A1         130,000                        117,699
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        430,000                        258,000

7.6% 8/1/07                       Ba2        790,000                        434,500

7.875% 8/1/03                     Ba2        130,000                        74,100

Mellon Capital I 7.72% 12/1/26    A2         70,000                         63,951

Newcourt Credit Group, Inc.       A1         130,000                        126,858
6.875% 2/16/05



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1      $ 40,000                       $ 38,049

5.875% 5/1/04                     Baa1       100,000                        94,734

The Money Store, Inc. 7.3%        A2         100,000                        99,625
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       60,000                         58,434

6.75% 5/15/09                     Baa1       80,000                         73,534

U.S. Bancorp 8.09% 11/15/26       A1         100,000                        93,254

U.S. West Capital Funding,        Baa1       130,000                        129,454
Inc. 6.875% 8/15/01 (f)

UNICCO Service Co./UNICCO         B3         450,000                        414,000
Finance Corp. 9.875% 10/15/07

                                                                            4,947,943

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         160,000                        150,400
9.25% 12/1/08

Great Western Finance Trust       A3         120,000                        112,162
II 8.206% 2/1/27

Home Savings of America FSB       A3         90,000                         85,361
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       140,000                        138,141
7% 6/13/02

Sovereign Bancorp, Inc.           Ba3        100,000                        96,491
6.625% 3/15/01

                                                                            582,555

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3         200,000                        191,866
5/15/03

Goldman Sachs Group L.P.          A1         400,000                        400,648
6.5025% 7/27/00 (i)(j)

Morgan Stanley Dean Witter &      Aa3        180,000                        179,809
Co. 7.125% 1/15/03

                                                                            772,323

TOTAL FINANCE                                                               7,632,901

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Concentra Operating Corp. 13%     B3         60,000                         53,700
8/15/09 (f)

Fountain View, Inc. 11.25%        Caa1       460,000                        349,600
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        330,000                        320,100
1/15/07

                                                                            723,400

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Bucyrus International, Inc.       B1         160,000                        118,400
9.75% 9/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Dunlop Standard Aero Holdings     B3        $ 430,000                      $ 442,900
PLC 11.875% 5/15/09

Roller Bearing Holding, Inc.      -          500,000                        265,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         60,000                         49,800
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3         240,000                        140,400

Tyco International Group SA:

7% 6/15/28                        Baa1       100,000                        86,536

yankee:

6.125% 6/15/01                    Baa1       90,000                         88,477

6.375% 6/15/05                    Baa1       30,000                         28,103

                                                                            1,219,616

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        230,000                        209,300

10% 8/1/09 (f)                    B2         930,000                        827,700

Browning-Ferris Industries,       Ba3        220,000                        176,000
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       80,000                         50,400
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        100,000                        97,961

7.1% 8/1/26                       Ba1        140,000                        129,731

                                                                            1,491,092

TOTAL INDUSTRIAL MACHINERY &                                                2,710,708
EQUIPMENT

MEDIA & LEISURE - 4.4%

BROADCASTING - 3.0%

ACME Television LLC/ACME          B3         140,000                        126,000
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         330,000                        294,525

8.375% 2/1/08                     B1         130,000                        121,550

9.875% 3/1/07                     B1         1,230,000                      1,242,300

AMFM Operating, Inc. 12.625%      -          257,300                        292,679
10/31/06 pay-in-kind

Ascent Entertainment Group,       B3         320,000                        238,400
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B2         330,000                        333,300
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Benedek Communications Corp.      B3        $ 120,000                      $ 108,000
0% 5/15/06 (d)

Century Communications Corp.:

Series B, 0% 1/15/08              B1         460,000                        201,250

8.75% 10/1/07                     B1         120,000                        115,200

Chancellor Media Corp. 9%         B1         560,000                        582,400
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)                     B2         335,000                        195,975

8.625% 4/1/09                     B2         390,000                        360,750

Citadel Broadcasting Co.          B3         190,000                        200,450
10.25% 7/1/07

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       150,000                        133,281

7.25% 10/15/27                    Baa3       105,000                        94,710

Comcast UK Cable Partners         B2         580,000                        548,100
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       10,000                         10,336

9% 9/1/08                         Baa2       350,000                        380,790

Cox Communications, Inc.:

6.875% 6/15/05                    Baa2       60,000                         58,570

7.75% 8/15/06                     Baa2       50,000                         50,486

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         260,000                        266,500

9.875% 5/15/06                    B1         240,000                        250,800

10.5% 5/15/16                     B1         280,000                        309,400

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         1,015,000                      829,763

yankee 0% 12/15/05 (d)            B3         300,000                        282,000

Earthwatch, Inc. 0% 7/15/07       -          430,000                        301,000
unit (d)(f)

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         170,000                        170,000

9.375% 2/1/09                     B2         160,000                        160,400

Falcon Holding Group              B2         1,835,000                      1,339,550
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           B1         700,000                        616,000
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         340,000                        363,800
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       590,000                        356,950
3/1/07 (d)

Golden Sky Systems, Inc.          B3         180,000                        191,700
12.375% 8/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Hearst-Argyle Television,         Baa3      $ 200,000                      $ 184,838
Inc. 7.5% 11/15/27

International Cabletel, Inc.      B3         220,000                        198,550
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          760,000                        505,400
10/15/07 (d)

Lenfest Communications, Inc.      B1         190,000                        188,100
8.25% 2/15/08

LIN Holdings Corp. 0% 3/1/08      B3         60,000                         40,500
(d)

Nielsen Media Research, Inc.      Baa2       60,000                         58,481
7.6% 6/15/09

NTL Communications Corp.          B3         780,000                        844,350
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         270,000                        278,100

Olympus Communications            B1         160,000                        167,200
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         210,000                        212,100
9.625% 10/15/05

TCI Communications, Inc.:

9.25% 4/15/02                     A2         100,000                        104,963

9.8% 2/1/12                       A2         190,000                        221,985

Telewest PLC:

yankee 9.625% 10/1/06             B1         110,000                        112,200

0% 10/1/07 (d)                    B1         1,630,000                      1,507,750

Time Warner, Inc. 9.125%          Baa3       155,000                        169,750
1/15/13

United International              B3         1,345,000                      840,625
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe                 B2         740,000                        751,100
Communications NV 10.875%
8/1/09

                                                                            17,512,907

ENTERTAINMENT - 0.4%

AMC Entertainment, Inc. 9.5%      B3         100,000                        87,250
2/1/11

Bally Total Fitness Holding       B3         608,000                        588,240
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       130,000                        129,012
8/15/09 (f)

Cinemark USA, Inc. 8.5% 8/1/08    B2         510,000                        446,250

Paramount Communications,         Baa3       110,000                        110,239
Inc. 7.5% 1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       580,000                        433,550

9.5% 6/1/08                       Caa1       660,000                        521,400

United Artists Theatre Co.        Caa3       120,000                        19,200
9.75% 4/15/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Viacom, Inc.:

6.75% 1/15/03                     Baa3      $ 110,000                      $ 108,225

7.75% 6/1/05                      Baa3       115,000                        115,751

                                                                            2,559,117

LODGING & GAMING - 0.5%

Circus Circus Enterprises,        Ba2        130,000                        111,313
Inc. 7.625% 7/15/13

Coast Hotels & Casinos, Inc.      B3         200,000                        193,500
9.5% 4/1/09

Courtyard by Marriott II          B-         780,000                        766,350
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        350,000                        323,750

7.875% 8/1/08                     Ba2        545,000                        487,775

Hollywood Casino Corp. 11.25%     B3         110,000                        114,675
5/1/07

Host Marriott LP 8.375%           Ba2        630,000                        595,350
2/15/06

Signature Resorts, Inc. 9.75%     B3         280,000                        240,800
10/1/07

                                                                            2,833,513

PUBLISHING - 0.2%

Garden State Newspapers, Inc.     B1         750,000                        706,875
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       110,000                        103,069

8.5% 2/15/05                      Baa3       35,000                         36,089

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       35,000                         34,080

8.375% 3/15/23                    Baa2       60,000                         62,384

                                                                            942,497

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B2         510,000                        382,500
5/1/09

Domino's, Inc. 10.375% 1/15/09    B3         680,000                        654,500

Host Marriott Travel Plazas,      Ba3        450,000                        454,500
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         550,000                        488,125
7/15/08

                                                                            1,979,625

TOTAL MEDIA & LEISURE                                                       25,827,659

NONDURABLES - 0.2%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       115,000                        112,998

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram JE & Sons, Inc.: -
continued

6.4% 12/15/03                     Baa3      $ 120,000                      $ 114,900

6.625% 12/15/05                   Baa3       60,000                         57,180

                                                                            285,078

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1       115,000                        108,994

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products          B3         390,000                        296,400
Corp. 9% 11/1/06

TOBACCO - 0.0%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         140,000                        137,914

7.25% 9/15/01                     A2         50,000                         49,651

RJ Reynolds Tobacco Holdings,     Baa2       100,000                        93,447
Inc. 7.375% 5/15/03

                                                                            281,012

TOTAL NONDURABLES                                                           971,484

RETAIL & WHOLESALE - 0.4%

DRUG STORES - 0.0%

Rite Aid Corp.:

6% 12/15/00 (f)                   B1         25,000                         21,750

6.5% 12/15/05 (f)                 B1         105,000                        75,600

7.125% 1/15/07                    B1         40,000                         30,000

                                                                            127,350

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         125,000                        125,371
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       100,000                        97,057

8.5% 6/15/03                      Baa1       50,000                         51,385

Kmart Corp. 12.5% 3/1/05          Ba1        510,000                        576,300

                                                                            850,113

GROCERY STORES - 0.2%

Kroger Co. 6% 7/1/00              Baa3       110,000                        109,281

Pathmark Stores, Inc. 9.625%      Caa3       1,230,000                      922,500
5/1/03



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3        $ 220,000                      $ 132,000

9.5% 8/1/03                       B3         405,000                        243,000

                                                                            1,406,781

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

USA Networks, Inc./USANi LLC      Baa3       60,000                         57,289
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                    2,441,533

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       210,000                        218,925
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         530,000                        389,550
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       260,000                        200,200

                                                                            589,750

TOTAL SERVICES                                                              808,675

TECHNOLOGY - 0.9%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.          B-         120,000                        126,000
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         280,000                        175,700

12.5% 2/15/09                     B3         201,000                        208,035

Exodus Communications, Inc.:

10.75% 12/15/09 (f)               B-         320,000                        325,600

11.25% 7/1/08                     B-         70,000                         72,450

Federal Data Corp. 10.125%        B3         690,000                        500,250
8/1/05

PSINet, Inc.:

10.5% 12/1/06 (f)                 B3         880,000                        891,000

11% 8/1/09                        B3         285,000                        292,838

Verio, Inc. 10.625% 11/15/09      B3         200,000                        204,000
(f)

                                                                            2,795,873

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       150,000                        147,095

7.25% 9/1/02                      Baa1       125,000                        123,568

Sun Microsystems, Inc. 7%         Baa1       35,000                         34,878
8/15/02

                                                                            305,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3        $ 575,000                      $ 603,750
12.75% 8/1/09 (f)

Details, Inc. 10% 11/15/05        B3         40,000                         36,800

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         255,000                        257,550

10.375% 10/1/07                   B3         360,000                        367,200

Micron Technology, Inc. 6.5%      B3         1,000,000                      797,500
9/30/05 (j)

SCG Holding                       B2         355,000                        377,188
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (f)

                                                                            2,439,988

TOTAL TECHNOLOGY                                                            5,541,402

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc. 9.25% 4/15/08     B2         780,000                        742,950

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       30,000                         29,292

7.73% 9/15/12                     Baa1       20,000                         19,500

Delta Air Lines, Inc. 8.3%        Baa3       160,000                        155,200
12/15/29 (f)

Kitty Hawk, Inc. 9.95%            B1         615,000                        607,313
11/15/04

Qantas Airways Ltd. 7.75%         Baa1       110,000                        105,798
6/15/09 (f)

US Airways Group, Inc.            Ba3        360,000                        341,100
10.375% 3/1/13

                                                                            2,001,153

RAILROADS - 0.1%

Burlington Northern Santa Fe      Baa2       150,000                        134,990
Corp. 6.125% 3/15/09

Canadian National Railway Co.     Baa2       150,000                        132,417
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       60,000                         54,293

6.46% 6/22/05                     Baa2       100,000                        95,187

Norfolk Southern Corp. 7.05%      Baa1       220,000                        218,084
5/1/37

Wisconsin Central                 Baa2       100,000                        91,555
Transportation Corp. 6.625%
4/15/08

                                                                            726,526



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1      $ 80,000                       $ 52,000

TOTAL TRANSPORTATION                                                        2,779,679

UTILITIES - 3.6%

CELLULAR - 1.1%

Cable & Wireless                  Baa1       170,000                        167,941
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       890,000                        623,000
4/15/07 (d)

Millicom International            Caa1       930,000                        769,575
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         3,020,000                      2,189,500

12% 11/1/08                       B1         220,000                        245,850

Nextel International, Inc. 0%     Caa1       740,000                        440,300
4/15/08 (d)

Nuevo Grupo Iusacell SA de CV     B1         127,000                        132,080
14.25% 12/1/06 (f)

Rogers Cantel, Inc. 8.8%          B2         200,000                        200,000
10/1/07

Rogers Communications, Inc.       B2         550,000                        554,125
8.875% 7/15/07

Telesystem International          Caa1       150,000                        82,500
Wireless, Inc. 0% 11/1/07 (d)

Voicestream Wireless              B2         780,000                        803,400
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(f)

                                                                            6,208,271

ELECTRIC UTILITY - 0.1%

Avon Energy Partners Holdings     Baa2       130,000                        115,930
6.46% 3/4/08 (f)

Hydro-Quebec yankee 7.4%          A2         90,000                         94,257
3/28/25 (e)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         170,000                        146,424

yankee 7.875% 12/15/26 (f)        A3         80,000                         70,222

Texas Utilities Co. 6.375%        Baa3       50,000                         45,300
1/1/08

                                                                            472,133

GAS - 0.0%

CMS Panhandle Holding Co.         Baa3       50,000                         47,385
6.125% 3/15/04

TELEPHONE SERVICES - 2.4%

Allegiance Telecom, Inc. 0%       B3         170,000                        122,400
2/15/08 (d)

e.spire Communications, Inc.      -          290,000                        203,000
13.75% 7/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

GST Network Funding, Inc. 0%      -         $ 1,620,000                    $ 793,800
5/1/08 (d)

GST Equipment Funding, Inc.       -          290,000                        279,850
13.25% 5/1/07

GST Telecommunications, Inc.      -          170,000                        159,800
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (d)     -          60,000                         44,700

GTE Corp. 6.155% 6/12/00 (i)      -          350,000                        349,896

Hyperion Telecommunications,      Caa1       160,000                        169,600
Inc. 12% 11/1/07

ICG Services, Inc. 0% 5/1/08      B3         840,000                        430,500
(d)

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         250,000                        149,375

8.6% 6/1/08                       B2         780,000                        719,550

IXC Communications, Inc. 9%       B1         480,000                        484,800
4/15/08

KMC Telecom Holdings, Inc.        Caa2       550,000                        544,500
13.5% 5/15/09

Logix Communications              -          785,000                        549,500
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         103,000                        108,106
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         580,000                        469,800

9.5% 11/1/08                      B1         570,000                        575,700

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         175,000                        178,500

10% 12/15/09                      B2         290,000                        295,800

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         540,000                        527,850

10.5% 12/1/09 (f)                 B2         410,000                        417,175

Ono Finance PLC 13% 5/1/09        Caa1       310,000                        320,850

Pathnet, Inc. 12.25% 4/15/08      -          890,000                        569,600

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         1,300,000                      702,000

12.75% 4/15/09                    B3         770,000                        746,900

Telecomunicaciones de Puerto      Baa2       140,000                        132,020
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       183,000                        171,896



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

7.7% 7/20/29                      Baa1      $ 220,000                      $ 201,344

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,435,000                      843,063

11.5% 12/1/07                     Caa1       835,000                        814,125

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       220,000                        206,800

0% 10/15/05 (d)                   Caa1       220,000                        334,400

0% 3/15/08 (d)                    CCC        1,370,000                      1,397,400

15% 3/1/07                        CCC        240,000                        340,800

                                                                            14,355,400

TOTAL UTILITIES                                                             21,083,189

TOTAL NONCONVERTIBLE BONDS                                                  80,854,145

TOTAL CORPORATE BONDS                                                        82,519,020
(Cost $86,203,054)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.7%

Fannie Mae:

6% 5/15/08                        Aaa        1,500,000                      1,404,375

6.25% 5/15/29                     Aaa        375,000                        333,750

6.5% 4/29/09                      Aaa        175,000                        163,762

Freddie Mac:

5.5% 5/15/02                      Aaa        1,500,000                      1,463,910

6.25% 7/15/04                     Aaa        50,000                         48,883

7.625% 9/9/09                     Aaa        400,000                        395,064

TOTAL U.S. GOVERNMENT AGENCY                                                3,809,744
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
1.7%

U.S. Treasury Bills, yield at     -          550,000                        543,142
date of purchase 5.06% to
5.26% 3/30/00 (g)

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        3,275,000                      3,335,882

8.875% 8/15/17                    Aaa        219,000                        264,681

8.875% 2/15/19                    Aaa        259,000                        315,252

U.S. Treasury Notes:

5.875% 11/15/04                   Aaa        360,000                        352,969

6% 8/15/09                        Aaa        700,000                        678,125

6.625% 6/30/01                    Aaa        3,655,000                      3,675,541

7.25% 8/15/04                     Aaa        20,000                         20,625

7.875% 11/15/04                   Aaa        830,000                        877,592

TOTAL U.S. TREASURY                                                         10,063,809
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   13,873,553
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,153,239)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.3%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FANNIE MAE - 2.6%

6% 3/1/11 to 1/1/29               Aaa       $ 1,249,771                    $ 1,189,271

6.5% 2/1/26 to 11/1/29            Aaa        5,071,932                      4,781,558

7% 8/1/25 to 12/1/29              Aaa        6,845,573                      6,624,084

7.5% 5/1/24 to 11/1/29            Aaa        2,627,362                      2,598,278

8% 12/1/29                        Aaa        300,029                        302,466

                                                                            15,495,657

FREDDIE MAC - 0.2%

7.5% 8/1/28                       Aaa        140,275                        139,049

8% 11/1/29 to 12/1/29             Aaa        1,000,000                      1,009,680

                                                                            1,148,729

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.5%

6.5% 3/15/28 to 5/15/29           Aaa        991,144                        930,120

7% 7/15/28                        Aaa        870,213                        840,296

7.5% 1/15/26 to 8/15/28           Aaa        825,122                        815,993

                                                                            2,586,409

TOTAL U.S. GOVERNMENT AGENCY                                                19,230,795
-  MORTGAGE SECURITIES
(Cost $19,685,498)

ASSET-BACKED SECURITIES - 0.4%



Airplanes pass through trust      Ba2        430,000                        352,600
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        150,000                        146,484
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables      Baa2       100,000                        96,013
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        51,040                         50,522
Trust 5.91% 12/15/04

CIT Marine Trust 5.8% 4/15/10     Aaa        120,000                        115,350

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        62,094                         62,279

6.55% 8/15/02                     Aaa        29,094                         29,022

CPS Auto Receivables Trust 6%     Aaa        101,305                        99,818
8/15/03

CSXT Trade Receivables Master     Aaa        180,000                        172,406
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       90,000                         87,998

6.4% 12/15/02                     Baa2       50,000                         49,350

6.87% 11/15/04                    A2         50,000                         49,586



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA       $ 210,000                      $ 208,358

6.8% 6/15/27                      Aaa        43,333                         43,347

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        150,000                        146,555

6.3% 10/15/03                     A2         51,246                         50,894

Olympic Automobile                Aaa        23,393                         23,393
Receivables Trust 6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       71,545                         71,277
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(i)

UAF Auto Grantor Trust 6.1%       Aaa        104,900                        104,114
1/15/03 (f)

WFS Financial Owner Trust         Aaa        140,000                        139,147
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                               2,098,513
(Cost $2,246,616)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        176,455                        83,982
and Securitization LLC
Series 1997- 2 Class 2B,
7.1864% 12/29/25 (f)(h)(i)

U.S. GOVERNMENT AGENCY - 0.0%

Fannie Mae planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa        100,000                        88,938
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        100,000                        88,781
12/25/29

                                                                            177,719

TOTAL COLLATERALIZED                                                         261,701
MORTGAGE OBLIGATIONS
(Cost $273,430)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%



BKB Commercial Mortgage Trust     BBB        59,509                         58,940
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         100,000                        98,016
Class A-3PI, 7.08% 11/1/07

sequential pay Series 1996-1      A          80,000                         77,631
Class B, 7.48% 2/1/08

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2      $ 200,000                      $ 181,500
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        210,000                        185,850
1/17/12

Series 1998-FL1 Class E,          Baa2       220,000                        216,700
6.26% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       140,000                        122,413
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (i)      -          350,000                        278,688

Class E, 8.1256% 4/1/39 (i)       -          320,000                        225,000

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -          250,000                        167,969
8.1096% 4/15/19 (f)(i)

Series 1997-B Class E,            -          100,000                        58,344
7.8912% 9/15/19 (f)(i)

General Motors Acceptance         Ba3        250,000                        195,630
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II Series 1998-GLII:

Class D, 7.1905% 4/13/31          Baa2       50,000                         44,672
(f)(i)

Class E, 7.1905% 4/13/31          Baa3       180,000                        152,044
(f)(i)

Host Marriot Pool Trust 6.98%     Aaa        97,727                         95,605
8/1/15

LTC Commercial Mortgage pass
through certificates:

Series 1996-1 Class E, 9.16%      BB-        500,000                        443,750
4/15/28

Series 1998-1 Class A, 6.029%     AAA        104,234                        96,225
5/30/30 (f)

Morgan Stanley Capital I,         -          88,423                         88,424
Inc. Series 1996-MBL1 Class
E, 8.5243% 5/25/21 (f)(i)

Nomura Asset Securities Corp.     Baa2       140,000                        121,494
Series 1998-D6 Class A-4,
7.597% 3/17/28 (i)

Nomura Depositor Trust            -          125,000                        113,779
floater Series 1998-ST1A
Class B2, 9.6938% 1/15/03
(f)(i)

Resolution Trust Corp. Series     Baa3       53,032                         42,956
1991-M2 Class A3, 6.9066%
9/25/20 (i)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Structured Asset Securities
Corp.:

Series 1995-C1 Class E,           BB        $ 1,000,000                    $ 883,438
7.375% 9/25/24 (f)

Series 1996 CFL Class E,          BBB        80,000                         78,516
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       140,000                        128,744
(f)

Series E-2, 7.224% 12/15/10       Baa3       100,000                        89,281
(f)

TOTAL COMMERCIAL MORTGAGE                                                   4,245,609
SECURITIES
(Cost $4,656,446)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (K) - 0.0%



Korean Republic yankee 8.875%     Baa2       46,000                         48,205
4/15/08 (Cost $48,520)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter-American Development        Aaa        150,000                        142,676
Bank yankee 6.29% 7/16/27
(Cost $149,057)



CERTIFICATES OF DEPOSIT - 0.3%



Canadian Imperial Bank of            400,000                       399,855
Commerce yankee 5.63%
4/13/00 (i)

Commerzbank AG yankee 5.58%          400,000                       398,952
6/12/00

Deutsche Bank AG yankee 5.1%         400,000                       399,596
2/11/00

Fleet National Bank 6.305%           400,000                       400,123
5/5/00 (i)

Societe Generale, France             400,000                       399,518
yankee 5.16% 2/22/00

TOTAL CERTIFICATES OF DEPOSIT                                      1,998,044
(Cost $1,999,359)

COMMERCIAL PAPER - 0.5%



Asset Securitization Coop.           350,000                       346,794
Corp. 5.96% 3/2/00

Citibank Credit Card Master          350,000                       346,394
Trust I (Dakota Certificate
Program) 5.96% 3/9/00

Corporate Receivables Corp.          350,000                       347,742
6.15% 2/14/00

CXC, Inc. 6.03% 2/18/00              350,000                       347,500

Enterprise Funding Corp.             350,000                       348,740
yankee 6.15% 1/27/00

COMMERCIAL PAPER - CONTINUED

                                    PRINCIPAL AMOUNT              VALUE (NOTE 1)

Finova Capital Corp. 6.4225%        $ 400,000                     $ 399,662
4/10/00 (i)

New Center Asset Trust 6.05%         350,000                       345,738
3/21/00

Windmill Funding Corp. yankee        350,000                       348,799
6.15% 1/26/00

TOTAL COMMERCIAL PAPER                                             2,831,369
(Cost $2,828,912)


CASH EQUIVALENTS - 3.6%

                              MATURITY AMOUNT

Investments in repurchase     $ 1,130,344                      1,130,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.65%,
dated 12/31/99 due 1/3/00

                              SHARES

Taxable Central Cash Fund,     19,972,492                      19,972,492
5.12% (c)

TOTAL CASH EQUIVALENTS                                         21,102,492
(Cost $21,102,492)

TOTAL INVESTMENT PORTFOLIO -                                   591,096,169
100.0%
(Cost $479,270,883)

NET OTHER ASSETS - 0.0%                                        284,070

NET ASSETS - 100%                                              $ 591,380,239


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

27 S&P 500 Stock Index  March 2000           $ 10,018,350                         $ 35,263
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.7%

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,427,766 or 1.8% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $543,142.

(h) Partial interest payment received on the last interest payment date.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  ACQUISITION COST

Goldman Sachs Group L.P.       1/25/99           $ 400,000
6.5025% 7/27/00

Micron Technology, Inc.  6.5%  11/1/99           $ 787,500
9/30/05

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS             S&P RATINGS

Aaa, Aa, A        6.7%      AAA, AA, A    6.2%

Baa               1.5%      BBB           1.6%

Ba                1.4%      BB            2.2%

B                 7.5%      B             7.3%

Caa               1.7%      CCC           1.6%

Ca, C             0.0%      CC, C         0.0%

                            D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $479,196,521 and $481,422,675, respectively, of which long-term U.S. government and government agency obligations aggregated $68,496,267 and $45,153,939, respectively.

The market value of futures contracts opened and closed during the period amounted to $70,062,255 and $71,432,415, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,555 for the period.

The fund participated in the security lending program. At period end there were no loans outstanding.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,198,148 and 0.2% of net assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $479,464,141. Net unrealized appreciation aggregated $111,632,028, of which $127,990,290 related to appreciated investment securities and $16,358,262 related to depreciated investment securities.

The fund hereby designates approximately $21,174,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                       DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 591,096,169
value (including repurchase
agreements of $1,130,000)
(cost $479,270,883) -  See
accompanying schedule

Cash                                         3,452

Receivable for investments                   11,055
sold

Receivable for fund shares                   99,538
sold

Dividends receivable                         344,527

Interest receivable                          2,052,716

Receivable for daily                         22,950
variation on futures
contracts

Other receivables                            1,214

 TOTAL ASSETS                                593,631,621

LIABILITIES

Payable for investments        $ 1,446,849
purchased

Payable for fund shares         440,168
redeemed

Accrued management fee          277,040

Distribution fees payable       859

Other payables and  accrued     86,466
expenses

 TOTAL LIABILITIES                           2,251,382

NET ASSETS                                  $ 591,380,239

Net Assets consist of:

Paid in capital                             $ 419,428,366

Undistributed net investment                 13,084,201
income

Accumulated undistributed net                47,007,122
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  111,860,550
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 591,380,239

INITIAL CLASS: NET ASSET                     $18.38
VALUE, offering price   and
redemption price per share
 ($580,554,889 (divided by)
 31,593,631 shares)

SERVICE CLASS: NET ASSET                     $18.28
VALUE, offering price   and
redemption price per share
 ($10,825,350 (divided by)
592,283 shares)

STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                             $ 5,819,170
Dividends

Interest                                       11,148,256

Security lending                               396

 TOTAL INCOME                                  16,967,822

EXPENSES

Management fee                   $ 3,196,423

Transfer agent fees               368,065

Distribution fees - Service       6,803
Class

Accounting and security           242,998
lending fees

Non-interested trustees'          1,601
compensation

Custodian fees and expenses       28,125

Registration fees                 56

Audit                             25,166

Legal                             6,421

Miscellaneous                     47,001

 Total expenses before            3,922,659
reductions

 Expense reductions               (55,145)     3,867,514

NET INVESTMENT INCOME                          13,100,308

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            48,031,486

 Foreign currency transactions    (152)

 Futures contracts                633,577      48,664,911

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            18,274,646

 Futures contracts                (454,567)    17,820,079

NET GAIN (LOSS)                                66,484,990

NET INCREASE (DECREASE) IN                    $ 79,585,298
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 52,298
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            2,847

                                              $ 55,145

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 13,100,308                  $ 12,886,652
income

 Net realized gain (loss)       48,664,911                    19,750,450

 Change in net unrealized       17,820,079                    46,973,028
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     79,585,298                    79,610,130
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (12,766,102)                  (9,747,110)
From net investment income

 From net realized gain         (21,173,047)                  (45,582,074)

 TOTAL DISTRIBUTIONS            (33,939,149)                  (55,329,184)

Share transactions - net        13,695,216                    24,516,891
increase (decrease)

  TOTAL INCREASE (DECREASE)     59,341,365                    48,797,837
IN NET ASSETS

NET ASSETS

 Beginning of period            532,038,874                   483,241,037

 End of period (including      $ 591,380,239                 $ 532,038,874
undistributed net investment
income of $13,084,201 and
$12,651,500, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                 YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS        SHARES                        DOLLARS

Share transactions Initial   3,532,899                    $ 59,442,839    5,166,840                    $ 81,527,781
Class  Sold

  Reinvested                 2,100,108                     33,706,735     3,710,796                     55,327,974

  Redeemed                   (5,095,721)                   (86,190,044)   (7,361,720)                   (115,250,981)

  Net increase (decrease)    537,286                      $ 6,959,530     1,515,916                    $ 21,604,774

 Service Class  Sold         451,433                      $ 7,507,627     202,513                      $ 3,161,007

  Reinvested                 14,544                        232,414        81                            1,210

  Redeemed                   (60,280)                      (1,004,355)    (16,635)                      (250,100)

  Net increase (decrease)    405,697                      $ 6,735,686     185,959                      $ 2,912,117

Distributions From net                                    $ 12,678,680                                 $ 9,746,897
investment income  Initial
Class

  Service Class                                            87,422                                       213

  Total                                                   $ 12,766,102                                 $ 9,747,110

 From net realized gain                                   $ 21,028,055                                 $ 45,581,077
Initial Class

  Service Class                                            144,992                                      997

  Total                                                   $ 21,173,047                                 $ 45,582,074

                                                          $ 33,939,149                                 $ 55,329,184

A



FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.03    $ 16.36    $ 13.10    $ 11.77    $ 10.00
period

Income from Investment
Operations

Net investment income             .40 C      .41 C      .36 C      .21        .10

Net realized and unrealized       2.04       2.19       2.92       2.08       2.20
gain (loss)

Total from investment             2.44       2.60       3.28       2.29       2.30
operations

Less Distributions

From net investment income        (.41)      (.34)      -          (.21)      (.11)

From net realized gain            (.68)      (1.59)     (.02)      (.75)      (.42)

 Total distributions              (1.09)     (1.93)     (.02)      (.96)      (.53)

Net asset value, end of period   $ 18.38    $ 17.03    $ 16.36    $ 13.10    $ 11.77

TOTAL RETURN B, H                 15.26%     17.57%     25.07%     20.04%     23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 580,555  $ 528,874  $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to average      .71%       .73%       .77%       .87%       1.00% F
net assets

Ratio of expenses to average      .70% G     .72% G     .76% G     .85% G     1.00%
net assets after expense
reductions

Ratio of net investment           2.38%      2.60%      2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover                92%        98%        90%        120%       343%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.96   $ 16.35  $ 15.94
period

Income from Investment
Operations

Net investment income C           .38       .40      .07

Net realized and unrealized       2.03      2.14     .34
gain (loss)

Total from investment             2.41      2.54     .41
operations

Less Distributions

From net investment income        (.41)     (.34)    -

From net realized gain            (.68)     (1.59)   -

Total distributions               (1.09)    (1.93)   -

Net asset value, end of period   $ 18.28   $ 16.96  $ 16.35

TOTAL RETURN B, H                 15.13%    17.18%   2.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,825  $ 3,165  $ 10
(000 omitted)

Ratio of expenses to average      .82%      .89%     .87% A
net assets

Ratio of expenses to average      .81% G    .88% G   .87% A
net assets after expense
reductions

Ratio of net investment           2.27%     2.65%    2.70% A
income to average net assets

Portfolio turnover                92%       98%      90%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD JANUARY 5,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

H TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: ASSET MANAGER -    11.09%       15.63%        13.14%
  "INITIAL CLASS"

Asset Manager Composite          10.42%       16.69%        11.96%

 S&P 500 (registered trademark)  21.04%       28.56%        18.21%

 LB Aggregate Bond               -0.82%       7.73%         7.70%

 LB 3 Month T-Bill               4.90%        5.44%         5.19%

Variable Annuity Flexible        12.07%       17.11%        12.94%
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS

             VIP II Asset Manager        50 S&P/40 LBAgg/10 LB 3Mo   S&P 500                     LB Aggregate Bond
             00156                       F0001                       SP001                       LB001
  1989/12/31      10000.00                    10000.00                    10000.00                    10000.00
  1990/01/31       9779.34                     9758.90                     9329.00                     9881.00
  1990/02/28       9879.64                     9821.55                     9449.34                     9912.62
  1990/03/31       9959.88                     9918.20                     9699.75                     9919.56
  1990/04/30       9829.49                     9826.06                     9457.26                     9828.30
  1990/05/31      10330.99                    10245.73                    10379.34                    10119.22
  1990/06/30      10411.23                    10309.87                    10308.76                    10282.14
  1990/07/31      10391.17                    10374.30                    10275.77                    10424.03
  1990/08/31      10050.15                    10053.74                     9346.84                    10284.35
  1990/09/30       9839.52                     9965.36                     8891.65                    10369.71
  1990/10/31       9889.67                    10036.52                     8853.42                    10501.40
  1990/11/30      10371.11                    10337.81                     9425.35                    10727.18
  1990/12/31      10672.02                    10510.87                     9688.32                    10894.53
  1991/01/31      11182.69                    10712.26                    10110.73                    11029.62
  1991/02/28      11620.41                    10980.81                    10833.64                    11123.37
  1991/03/31      11808.00                    11102.70                    11095.82                    11200.12
  1991/04/30      11985.17                    11176.87                    11122.45                    11321.08
  1991/05/31      12256.14                    11354.35                    11602.94                    11386.74
  1991/06/30      12037.28                    11207.20                    11071.52                    11381.05
  1991/07/31      12339.52                    11432.47                    11587.46                    11539.25
  1991/08/31      12589.64                    11636.99                    11862.08                    11788.50
  1991/09/30      12662.60                    11693.66                    11663.98                    12027.80
  1991/10/31      12745.97                    11799.49                    11820.28                    12161.31
  1991/11/30      12537.53                    11721.38                    11343.92                    12273.19
  1991/12/31      13079.47                    12301.71                    12641.67                    12637.71
  1992/01/31      13246.22                    12166.77                    12406.53                    12465.84
  1992/02/29      13503.47                    12244.15                    12567.82                    12546.86
  1992/03/31      13470.56                    12154.89                    12322.74                    12476.60
  1992/04/30      13668.01                    12307.31                    12685.03                    12566.43
  1992/05/31      13810.61                    12427.84                    12747.19                    12803.94
  1992/06/30      13799.64                    12433.93                    12557.26                    12980.63
  1992/07/31      14030.00                    12773.45                    13070.85                    13245.44
  1992/08/31      13986.13                    12724.17                    12802.90                    13379.22
  1992/09/30      14073.88                    12867.47                    12953.97                    13538.43
  1992/10/31      14095.82                    12807.50                    12999.31                    13358.37
  1992/11/30      14402.97                    12970.16                    13442.58                    13361.04
  1992/12/31      14611.39                    13123.44                    13607.93                    13573.48
  1993/01/31      14874.66                    13288.22                    13722.24                    13834.09
  1993/02/28      15014.15                    13473.22                    13908.86                    14076.19
  1993/03/31      15439.19                    13612.05                    14202.33                    14135.31
  1993/04/30      15531.09                    13529.31                    13858.64                    14234.26
  1993/05/31      15795.30                    13674.43                    14230.05                    14252.76
  1993/06/30      15921.66                    13819.92                    14271.32                    14510.73
  1993/07/31      16116.95                    13837.83                    14214.23                    14593.45
  1993/08/31      16587.94                    14178.41                    14752.95                    14848.83
  1993/09/30      16599.43                    14164.52                    14639.35                    14888.92
  1993/10/31      17047.44                    14310.13                    14942.39                    14944.01
  1993/11/30      17024.46                    14200.08                    14800.44                    14816.99
  1993/12/31      17713.71                    14299.60                    14979.52                    14897.00
  1994/01/31      18276.60                    14581.18                    15488.82                    15098.11
  1994/02/28      17696.13                    14302.92                    15069.08                    14835.40
  1994/03/31      16864.37                    13933.56                    14412.07                    14468.97
  1994/04/30      16876.42                    13968.59                    14596.54                    14353.22
  1994/05/31      17021.08                    14062.68                    14835.92                    14351.78
  1994/06/30      16695.60                    13923.74                    14472.44                    14320.21
  1994/07/31      16984.91                    14218.59                    14947.14                    14605.18
  1994/08/31      17382.71                    14463.06                    15559.97                    14622.70
  1994/09/30      17177.68                    14251.27                    15178.75                    14407.75
  1994/10/31      17262.12                    14388.19                    15520.27                    14394.78
  1994/11/30      17008.79                    14177.75                    14955.03                    14363.12
  1994/12/31      16634.84                    14311.22                    15176.81                    14462.22
  1995/01/31      16526.28                    14579.96                    15570.34                    14748.57
  1995/02/28      16793.99                    14945.53                    16177.12                    15099.59
  1995/03/31      17015.77                    15174.92                    16654.51                    15191.70
  1995/04/30      17286.84                    15448.25                    17144.98                    15404.38
  1995/05/31      17508.62                    15960.91                    17830.27                    16000.53
  1995/06/30      17656.48                    16176.16                    18244.46                    16117.33
  1995/07/31      18284.87                    16382.31                    18849.45                    16081.88
  1995/08/31      18506.65                    16490.96                    18896.76                    16276.47
  1995/09/30      18740.76                    16847.36                    19694.21                    16434.35
  1995/10/31      18494.33                    16943.39                    19623.90                    16647.99
  1995/11/30      18974.86                    17361.18                    20485.39                    16897.71
  1995/12/31      19455.40                    17613.93                    20879.93                    17134.28
  1996/01/31      19874.32                    17914.17                    21590.69                    17247.37
  1996/02/29      19820.79                    17847.93                    21790.83                    16947.26
  1996/03/31      20031.51                    17868.81                    22000.68                    16828.63
  1996/04/30      20242.23                    17943.89                    22324.97                    16734.39
  1996/05/31      20400.27                    18133.31                    22900.73                    16700.92
  1996/06/30      20584.65                    18268.91                    22987.98                    16924.72
  1996/07/31      20242.23                    17979.75                    21972.37                    16970.41
  1996/08/31      20281.74                    18133.01                    22435.77                    16941.56
  1996/09/30      21019.26                    18677.14                    23698.46                    17236.35
  1996/10/31      21559.23                    19064.36                    24352.06                    17618.99
  1996/11/30      22626.00                    19789.11                    26192.83                    17920.28
  1996/12/31      22296.75                    19568.22                    25673.95                    17753.62
  1997/01/31      22968.41                    20212.80                    27278.06                    17808.66
  1997/02/28      23166.93                    20320.13                    27491.92                    17853.18
  1997/03/31      22285.66                    19820.97                    26362.28                    17655.01
  1997/04/30      23047.43                    20541.26                    27936.10                    17919.83
  1997/05/31      24152.75                    21255.48                    29636.85                    18090.07
  1997/06/30      24795.04                    21840.43                    30964.59                    18305.34
  1997/07/31      26228.97                    22956.81                    33428.44                    18799.59
  1997/08/31      25512.00                    22246.29                    31555.78                    18639.79
  1997/09/30      26333.52                    22997.44                    33284.09                    18915.66
  1997/10/31      25900.36                    22756.66                    32172.40                    19189.94
  1997/11/30      26497.83                    23335.02                    33661.66                    19278.21
  1997/12/31      26901.12                    23639.65                    34239.63                    19472.92
  1998/01/31      26990.74                    23902.76                    34618.32                    19722.17
  1998/02/28      28205.97                    24765.89                    37114.99                    19706.40
  1998/03/31      29024.03                    25445.34                    39015.65                    19773.40
  1998/04/30      28989.94                    25637.71                    39408.15                    19876.22
  1998/05/31      28836.55                    25526.32                    38730.72                    20065.04
  1998/06/30      29398.97                    26142.35                    40303.96                    20235.26
  1998/07/31      29211.50                    26036.83                    39874.73                    20278.20
  1998/08/31      26552.81                    24336.12                    34109.64                    20608.26
  1998/09/30      27439.04                    25356.41                    36294.70                    21090.73
  1998/10/31      28632.04                    26344.03                    39246.91                    20979.46
  1998/11/30      29722.78                    27211.02                    41625.67                    21098.28
  1998/12/31      30949.87                    28038.32                    44024.14                    21161.72
  1999/01/31      31682.72                    28715.36                    45865.23                    21312.88
  1999/02/28      30957.30                    28077.19                    44439.74                    20940.76
  1999/03/31      31233.54                    28713.17                    46217.77                    21056.94
  1999/04/30      31933.35                    29315.89                    48007.79                    21123.69
  1999/05/31      31472.95                    28878.06                    46874.32                    20937.80
  1999/06/30      32577.91                    29653.73                    49475.85                    20870.93
  1999/07/31      32025.43                    29153.47                    47931.21                    20783.28
  1999/08/31      31970.18                    29087.15                    47693.95                    20772.72
  1999/09/30      31601.86                    28836.61                    46386.66                    21013.77
  1999/10/31      32559.49                    29803.58                    49322.01                    21091.30
  1999/11/30      33001.48                    30117.78                    50324.73                    21089.83
  1999/12/31      34382.68                    30960.33                    53288.85                    20988.14
IMATRL PRASUN   SHR__CHT 19991231 20000118 144208 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio on December 31, 1989. By December 31, 1999, the value of the investment would have grown to $34,383 - a 243.83% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $53,289 over the same period - a 432.89% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,988 - a 109.88% increase.

You can also look at how the Asset Manager Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix.* With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $30,960 - a 209.60% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 2.4

Wal-Mart Stores, Inc.           2.2

General Electric Co.            2.2

Motorola, Inc.                  1.8

Cisco Systems, Inc.               1.6

                                 10.2

TOP FIVE BOND ISSUERS AS OF
DECEMBER 31, 1999

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS
ONE YEAR)

Fannie Mae                      8.8

U.S. Treasury Obligations       3.6

Government National Mortgage    1.6
Association

Freddie Mac                     1.0

Ford Motor Credit Co.             0.4

                                 15.4

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks class 57.2%

                        Bond class 36.2%

                        Short-Term class 6.6%

* FOREIGN INVESTMENTS  3.6%


Row: 1, Col: 1, Value: 57.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 36.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.6

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: ASSET MANAGER -  11.01%       15.54%        13.10%
  SERVICE CLASS

Asset Manager Composite        10.42%       16.69%        11.96%

 S&P 500                       21.04%       28.56%        18.21%

 LB Aggregate Bond             -0.82%       7.73%         7.70%

 LB 3 Month T-Bill             4.90%        5.44%         5.19%

Variable Annuity Flexible      12.07%       17.11%        12.94%
Portfolio  Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS

             VIP II Asset Manager - SC   50 S&P/40 LBAgg/10 LB 3Mo   S&P 500                     LB Aggregate Bond
             00467                       F0001                       SP001                       LB001
  1989/12/31      10000.00                    10000.00                    10000.00                    10000.00
  1990/01/31       9779.34                     9758.90                     9329.00                     9881.00
  1990/02/28       9879.64                     9821.55                     9449.34                     9912.62
  1990/03/31       9959.88                     9918.20                     9699.75                     9919.56
  1990/04/30       9829.49                     9826.06                     9457.26                     9828.30
  1990/05/31      10330.99                    10245.73                    10379.34                    10119.22
  1990/06/30      10411.23                    10309.87                    10308.76                    10282.14
  1990/07/31      10391.17                    10374.30                    10275.77                    10424.03
  1990/08/31      10050.15                    10053.74                     9346.84                    10284.35
  1990/09/30       9839.52                     9965.36                     8891.65                    10369.71
  1990/10/31       9889.67                    10036.52                     8853.42                    10501.40
  1990/11/30      10371.11                    10337.81                     9425.35                    10727.18
  1990/12/31      10672.02                    10510.87                     9688.32                    10894.53
  1991/01/31      11182.69                    10712.26                    10110.73                    11029.62
  1991/02/28      11620.41                    10980.81                    10833.64                    11123.37
  1991/03/31      11808.00                    11102.70                    11095.82                    11200.12
  1991/04/30      11985.17                    11176.87                    11122.45                    11321.08
  1991/05/31      12256.14                    11354.35                    11602.94                    11386.74
  1991/06/30      12037.28                    11207.20                    11071.52                    11381.05
  1991/07/31      12339.52                    11432.47                    11587.46                    11539.25
  1991/08/31      12589.64                    11636.99                    11862.08                    11788.50
  1991/09/30      12662.60                    11693.66                    11663.98                    12027.80
  1991/10/31      12745.97                    11799.49                    11820.28                    12161.31
  1991/11/30      12537.53                    11721.38                    11343.92                    12273.19
  1991/12/31      13079.47                    12301.71                    12641.67                    12637.71
  1992/01/31      13246.22                    12166.77                    12406.53                    12465.84
  1992/02/29      13503.47                    12244.15                    12567.82                    12546.86
  1992/03/31      13470.56                    12154.89                    12322.74                    12476.60
  1992/04/30      13668.01                    12307.31                    12685.03                    12566.43
  1992/05/31      13810.61                    12427.84                    12747.19                    12803.94
  1992/06/30      13799.64                    12433.93                    12557.26                    12980.63
  1992/07/31      14030.00                    12773.45                    13070.85                    13245.44
  1992/08/31      13986.13                    12724.17                    12802.90                    13379.22
  1992/09/30      14073.88                    12867.47                    12953.97                    13538.43
  1992/10/31      14095.82                    12807.50                    12999.31                    13358.37
  1992/11/30      14402.97                    12970.16                    13442.58                    13361.04
  1992/12/31      14611.39                    13123.44                    13607.93                    13573.48
  1993/01/31      14874.66                    13288.22                    13722.24                    13834.09
  1993/02/28      15014.15                    13473.22                    13908.86                    14076.19
  1993/03/31      15439.19                    13612.05                    14202.33                    14135.31
  1993/04/30      15531.09                    13529.31                    13858.64                    14234.26
  1993/05/31      15795.30                    13674.43                    14230.05                    14252.76
  1993/06/30      15921.66                    13819.92                    14271.32                    14510.73
  1993/07/31      16116.95                    13837.83                    14214.23                    14593.45
  1993/08/31      16587.94                    14178.41                    14752.95                    14848.83
  1993/09/30      16599.43                    14164.52                    14639.35                    14888.92
  1993/10/31      17047.44                    14310.13                    14942.39                    14944.01
  1993/11/30      17024.46                    14200.08                    14800.44                    14816.99
  1993/12/31      17713.71                    14299.60                    14979.52                    14897.00
  1994/01/31      18276.60                    14581.18                    15488.82                    15098.11
  1994/02/28      17696.13                    14302.92                    15069.08                    14835.40
  1994/03/31      16864.37                    13933.56                    14412.07                    14468.97
  1994/04/30      16876.42                    13968.59                    14596.54                    14353.22
  1994/05/31      17021.08                    14062.68                    14835.92                    14351.78
  1994/06/30      16695.60                    13923.74                    14472.44                    14320.21
  1994/07/31      16984.91                    14218.59                    14947.14                    14605.18
  1994/08/31      17382.71                    14463.06                    15559.97                    14622.70
  1994/09/30      17177.68                    14251.27                    15178.75                    14407.75
  1994/10/31      17262.12                    14388.19                    15520.27                    14394.78
  1994/11/30      17008.79                    14177.75                    14955.03                    14363.12
  1994/12/31      16634.84                    14311.22                    15176.81                    14462.22
  1995/01/31      16526.28                    14579.96                    15570.34                    14748.57
  1995/02/28      16793.99                    14945.53                    16177.12                    15099.59
  1995/03/31      17015.77                    15174.92                    16654.51                    15191.70
  1995/04/30      17286.84                    15448.25                    17144.98                    15404.38
  1995/05/31      17508.62                    15960.91                    17830.27                    16000.53
  1995/06/30      17656.48                    16176.16                    18244.46                    16117.33
  1995/07/31      18284.87                    16382.31                    18849.45                    16081.88
  1995/08/31      18506.65                    16490.96                    18896.76                    16276.47
  1995/09/30      18740.76                    16847.36                    19694.21                    16434.35
  1995/10/31      18494.33                    16943.39                    19623.90                    16647.99
  1995/11/30      18974.86                    17361.18                    20485.39                    16897.71
  1995/12/31      19455.40                    17613.93                    20879.93                    17134.28
  1996/01/31      19874.32                    17914.17                    21590.69                    17247.37
  1996/02/29      19820.79                    17847.93                    21790.83                    16947.26
  1996/03/31      20031.51                    17868.81                    22000.68                    16828.63
  1996/04/30      20242.23                    17943.89                    22324.97                    16734.39
  1996/05/31      20400.27                    18133.31                    22900.73                    16700.92
  1996/06/30      20584.65                    18268.91                    22987.98                    16924.72
  1996/07/31      20242.23                    17979.75                    21972.37                    16970.41
  1996/08/31      20281.74                    18133.01                    22435.77                    16941.56
  1996/09/30      21019.26                    18677.14                    23698.46                    17236.35
  1996/10/31      21559.23                    19064.36                    24352.06                    17618.99
  1996/11/30      22626.00                    19789.11                    26192.83                    17920.28
  1996/12/31      22296.75                    19568.22                    25673.95                    17753.62
  1997/01/31      22968.41                    20212.80                    27278.06                    17808.66
  1997/02/28      23166.93                    20320.13                    27491.92                    17853.18
  1997/03/31      22285.66                    19820.97                    26362.28                    17655.01
  1997/04/30      23047.43                    20541.26                    27936.10                    17919.83
  1997/05/31      24152.75                    21255.48                    29636.85                    18090.07
  1997/06/30      24795.04                    21840.43                    30964.59                    18305.34
  1997/07/31      26228.97                    22956.81                    33428.44                    18799.59
  1997/08/31      25512.00                    22246.29                    31555.78                    18639.79
  1997/09/30      26333.52                    22997.44                    33284.09                    18915.66
  1997/10/31      25900.36                    22756.66                    32172.40                    19189.94
  1997/11/30      26482.89                    23335.02                    33661.66                    19278.21
  1997/12/31      26871.25                    23639.65                    34239.63                    19472.92
  1998/01/31      26960.87                    23902.76                    34618.32                    19722.17
  1998/02/28      28159.15                    24765.89                    37114.99                    19706.40
  1998/03/31      28943.24                    25445.34                    39015.65                    19773.40
  1998/04/30      28926.19                    25637.71                    39408.15                    19876.22
  1998/05/31      28772.79                    25526.32                    38730.72                    20065.04
  1998/06/30      29318.24                    26142.35                    40303.96                    20235.26
  1998/07/31      29130.74                    26036.83                    39874.73                    20278.20
  1998/08/31      26471.64                    24336.12                    34109.64                    20608.26
  1998/09/30      27358.01                    25356.41                    36294.70                    21090.73
  1998/10/31      28551.19                    26344.03                    39246.91                    20979.46
  1998/11/30      29642.11                    27211.02                    41625.67                    21098.28
  1998/12/31      30852.33                    28038.32                    44024.14                    21161.72
  1999/01/31      31568.25                    28715.36                    45865.23                    21312.88
  1999/02/28      30841.31                    28077.19                    44439.74                    20940.76
  1999/03/31      31117.66                    28713.17                    46217.77                    21056.94
  1999/04/30      31836.19                    29315.89                    48007.79                    21123.69
  1999/05/31      31357.17                    28878.06                    46874.32                    20937.80
  1999/06/30      32462.60                    29653.73                    49475.85                    20870.93
  1999/07/31      31909.88                    29153.47                    47931.21                    20783.28
  1999/08/31      31836.19                    29087.15                    47693.95                    20772.72
  1999/09/30      31467.72                    28836.61                    46386.66                    21013.77
  1999/10/31      32425.75                    29803.58                    49322.01                    21091.30
  1999/11/30      32867.92                    30117.78                    50324.73                    21089.83
  1999/12/31      34249.70                    30960.33                    53288.85                    20988.14
IMATRL PRASUN   SHR__CHT 19991231 20000118 144205 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class on December 31, 1989. By December 31, 1999, the value of the investment would have grown to $34,250 - a 242.50% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $53,289 over the same period - a 432.89% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,988 - a 109.88% increase. You can also look at how the Asset Manager Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix.* With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $30,960 - a 209.60% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY

TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 2.4

Wal-Mart Stores, Inc.           2.2

General Electric Co.            2.2

Motorola, Inc.                  1.8

Cisco Systems, Inc.               1.6

                                 10.2

TOP FIVE BOND ISSUERS AS OF
DECEMBER 31, 1999

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS
ONE YEAR)

Fannie Mae                      8.8

U.S. Treasury Obligations       3.6

Government National Mortgage    1.6
Association

Freddie Mac                     1.0

Ford Motor Credit Co.             0.4

                                 15.4

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks class 57.2%

                        Bond class 36.2%

                        Short-Term class 6.6%

* FOREIGN INVESTMENTS  3.5%


Row: 1, Col: 1, Value: 57.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 36.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.6

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with
Richard Habermann, Portfolio Manager of Asset Manager Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS
BENCHMARK, DICK?

A. For the 12 months that ended December 31, 1999, the fund topped the 10.42% return of the Asset Manager Composite Index.

Q. WHAT ASSET ALLOCATION STRATEGIES DID YOU FOLLOW DURING
THE PERIOD?

A. The fund's neutral allocation mix calls for 50% of its assets to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. With stocks performing well through much of the period, I kept the fund's average equity exposure at around 54%, and this emphasis boosted the fund's performance. On the bond side, 1999 was not a good year for the bond market as a whole. However, the fund had significant exposure to both the corporate and mortgage-backed sectors, which performed fairly well relative to Treasury bonds. The fund also benefited from its investments in high-yield securities, which performed well relative to investment-grade bonds.

Q. HOW DID THE FUND'S EQUITY SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. The fund's equities performed slightly better than the S&P 500 index, quite an accomplishment considering the narrowness of the overall market in 1999. By that, I mean that 10 of the major stocks within the index generated around 60% of its advance. Conversely, the bottom 450 stocks within the S&P produced a negative aggregate return. The technology sector led the market, and Steve Snider - who manages the fund's stocks - was able to find enough good names to keep pace with the tech stocks within the index. Industry leaders Cisco Systems and Microsoft continued to perform well, as did Lexmark International. The fund also benefited from the huge demand for wireless communications by owning positions in Qualcomm and Motorola. Retail stocks also performed well, with Wal-Mart being the fund's top overall contributor during the period. Disappointments included pharmaceutical firm Schering-Plough, as well as Fannie Mae and Freddie Mac, both of which struggled due to less-than-favorable interest-rate conditions. The fund no longer held equity stakes in Fannie Mae or Freddie Mac at the end of the period.

Q. HOW DID YOU ALLOCATE INVESTMENTS WITHIN THE FUND'S BOND
SUBPORTFOLIO?

A. As far as the fund's investment-grade bond positions, rising interest rates pressured returns through much of the period. Despite this general move in rates, the fund was heavily weighted in corporate and mortgage-backed securities, which performed relatively well during the period. This subportfolio, managed by Charlie Morrison, benefited from its investments in Seagram, Cable & Wireless and Capital One Financial, as well as from its exposure to lower-quality, commercial mortgage-backed securities. The fund's high-yield positions - managed by Fred Hoff - performed nicely against the backdrop of a strong U.S. economy and a favorable corporate earnings outlook. The best individual high-yield performers included telecommunications names Nextel Communications, WinStar and Teligent.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. With interest rates spiking upward, John Todd - who manages this portion of the fund - focused mainly on repurchase agreements. These securities - commonly called repos - are short-term investments that the seller agrees to buy back at a specified price and time. Repos offered the fund an effective sanctuary in which to invest assets on a temporary basis during the period. They also provided an adequate level of liquidity, which was desirable given the rate scenario.
Q. WHAT'S YOUR OUTLOOK?
A. Despite the global economic growth we've seen recently, inflation remains subdued. Corporate earnings appear to be on solid ground for 2000, which means there may be more market segments that are reasonably valued. From an allocation standpoint, the direction of interest rates will have some influence on whether I take more of a defensive or equity-oriented approach.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: September 6, 1989

SIZE: as of December 31, 1999, more than $4.9 billion

MANAGER: Richard Habermann, since 1999; joined
Fidelity in 1968
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 55.8%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.4%

AEROSPACE & DEFENSE - 2.3%

Boeing Co.                        309,600                    $ 12,867,750

Honeywell International, Inc.     598,388                     34,519,479

Northrop Grumman Corp.            43,300                      2,340,906

Rockwell International Corp.      159,300                     7,626,488

Textron, Inc.                     64,900                      4,977,019

United Technologies Corp.         782,406                     50,856,390

                                                              113,188,032

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            108,300                     5,712,825

TOTAL AEROSPACE & DEFENSE                                     118,900,857

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 0.5%

Dow Chemical Co.                  143,100                     19,121,738

Engelhard Corp.                   125,900                     2,376,363

Praxair, Inc.                     123,900                     6,233,719

                                                              27,731,820

IRON & STEEL - 0.2%

Mueller Industries, Inc. (a)      51,200                      1,856,000

Nucor Corp.                       127,800                     7,005,038

                                                              8,861,038

METALS & MINING - 1.0%

Alcoa, Inc.                       594,100                     49,310,300

PAPER & FOREST PRODUCTS - 0.3%

Georgia-Pacific Corp.             78,700                      3,994,025

Weyerhaeuser Co.                  130,100                     9,342,806

                                                              13,336,831

TOTAL BASIC INDUSTRIES                                        99,239,989

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              246,300                     8,143,294

DURABLES - 1.4%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Ford Motor Co.                    660,100                     35,274,094

CONSUMER DURABLES - 0.6%

Minnesota Mining &                281,200                     27,522,450
Manufacturing Co.

CONSUMER ELECTRONICS - 0.0%

Whirlpool Corp.                   21,000                      1,366,313

TEXTILES & APPAREL - 0.1%

Arena Brands Holdings Corp.       8,445                       211,125
Class B

NIKE, Inc. Class B                86,500                      4,287,156

                                                              4,498,281

TOTAL DURABLES                                                68,661,138



                                 SHARES                      VALUE (NOTE 1)

ENERGY - 3.2%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               173,000                    $ 7,233,563

OIL & GAS - 3.0%

Amerada Hess Corp.                55,000                      3,121,250

Apache Corp.                      151,900                     5,610,806

Atlantic Richfield Co.            631,600                     54,633,400

Chevron Corp.                     448,200                     38,825,325

Exxon Mobil Corp.                 559,875                     45,104,930

Tosco Corp.                       129,800                     3,528,938

                                                              150,824,649

TOTAL ENERGY                                                  158,058,212

FINANCE - 7.8%

BANKS - 3.3%

Chase Manhattan Corp.             798,700                     62,049,006

Comerica, Inc.                    71,400                      3,333,488

FleetBoston Financial Corp.       624,305                     21,733,618

J. P. Morgan & Co., Inc.          351,000                     44,445,375

PNC Financial Corp.               547,300                     24,354,850

SouthTrust Corp.                  272,300                     10,296,344

                                                              166,212,681

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              97,500                      16,209,375

Citigroup, Inc.                   715,800                     39,771,638

Providian Financial Corp.         85,950                      7,826,822

                                                              63,807,835

INSURANCE - 0.8%

Allmerica Financial Corp.         87,300                      4,856,063

American General Corp.            60,800                      4,613,200

CIGNA Corp.                       60,600                      4,882,088

Financial Security Assurance      37,300                      1,944,263
Holdings Ltd.

Marsh & McLennan Companies,       173,600                     16,611,350
Inc.

MGIC Investment Corp.             95,800                      5,765,963

                                                              38,672,927

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       428,700                     14,361,450

SECURITIES INDUSTRY - 2.1%

AXA Financial, Inc.               335,000                     11,348,125

Kansas City Southern              293,200                     21,880,050
Industries, Inc.

Lehman Brothers Holdings,         441,600                     37,398,000
Inc.

Merrill Lynch & Co., Inc.         129,800                     10,838,300

Morgan Stanley Dean Witter &      173,400                     24,752,850
Co.

                                                              106,217,325

TOTAL FINANCE                                                 389,272,218

HEALTH - 5.0%

DRUGS & PHARMACEUTICALS - 3.5%

Amgen, Inc. (a)                   813,600                     48,866,850

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Biogen, Inc. (a)                  77,900                     $ 6,582,550

Bristol-Myers Squibb Co.          783,000                     50,258,813

Merck & Co., Inc.                 346,000                     23,203,625

Pfizer, Inc.                      346,100                     11,226,619

Schering-Plough Corp.             806,700                     34,032,656

                                                              174,171,113

MEDICAL EQUIPMENT & SUPPLIES
- 1.2%

Johnson & Johnson                 650,300                     60,559,188

Millipore Corp.                   34,700                      1,340,288

                                                              61,899,476

MEDICAL FACILITIES MANAGEMENT
- 0.3%

United HealthCare Corp.           86,800                      4,611,250

Wellpoint Health Networks,        129,900                     8,565,281
Inc. (a)

                                                              13,176,531

TOTAL HEALTH                                                  249,247,120

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 2.5%

Emerson Electric Co.              23,800                      1,365,525

General Electric Co.              682,700                     105,647,825

General Instrument Corp. (a)      188,900                     16,056,500

                                                              123,069,850

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Ingersoll-Rand Co.                404,800                     22,289,300

Parker-Hannifin Corp.             69,200                      3,550,825

Tyco International Ltd.           220,600                     8,575,825

                                                              34,415,950

TOTAL INDUSTRIAL MACHINERY &                                  157,485,800
EQUIPMENT

MEDIA & LEISURE - 1.7%

BROADCASTING - 0.0%

NTL, Inc. warrants 10/14/08       3,742                       187,100
(a)

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(k)      865                         2,433

PUBLISHING - 1.6%

Central Newspapers, Inc.          58,000                      2,283,750
Class A

Dow Jones & Co., Inc.             77,100                      5,242,800

Gannet Co., Inc.                  324,500                     26,467,031

Knight-Ridder, Inc.               128,700                     7,657,650

McGraw-Hill Companies, Inc.       56,000                      3,451,000

The New York Times Co. Class A    219,200                     10,768,200

Tribune Co.                       441,800                     24,326,613

                                                              80,197,044



                                 SHARES                      VALUE (NOTE 1)

RESTAURANTS - 0.1%

Brinker International, Inc.       93,800                     $ 2,251,200
(a)

Darden Restaurants, Inc.          151,600                     2,747,750

                                                              4,998,950

TOTAL MEDIA & LEISURE                                         85,385,527

NONDURABLES - 2.7%

BEVERAGES - 1.2%

Adolph Coors Co. Class B          96,800                      5,082,000

Anheuser-Busch Companies,         564,200                     39,987,675
Inc.

Pepsi Bottling Group, Inc.        389,800                     6,456,063

PepsiCo, Inc.                     138,400                     4,878,600

                                                              56,404,338

FOODS - 1.1%

Campbell Soup Co.                 129,800                     5,021,638

H. J. Heinz Co.                   129,800                     5,167,663

Kellogg Co.                       303,900                     9,363,919

Quaker Oats Co.                   284,000                     18,637,500

Ralston Purina Co.                173,000                     4,822,375

Sara Lee Corp.                    486,500                     10,733,406

                                                              53,746,501

HOUSEHOLD PRODUCTS - 0.3%

Procter & Gamble Co.              147,200                     16,127,600

TOBACCO - 0.1%

Philip Morris Companies, Inc.     291,600                     6,761,475

TOTAL NONDURABLES                                             133,039,914

PRECIOUS METALS - 0.0%

Homestake Mining Co.              173,200                     1,353,125

RETAIL & WHOLESALE - 4.4%

APPAREL STORES - 0.2%

Gap, Inc.                         258,525                     11,892,150

GENERAL MERCHANDISE STORES -
2.5%

Dayton Hudson Corp.               147,500                     10,832,031

Sears, Roebuck & Co.              34,600                      1,053,138

Wal-Mart Stores, Inc.             1,586,600                   109,673,725

                                                              121,558,894

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Best Buy Co., Inc. (a)            249,700                     12,531,819

Circuit City Stores, Inc. -       129,900                     5,853,619
Circuit City Group

Home Depot, Inc.                  624,300                     42,803,569

Lowe's Companies, Inc.            358,400                     21,414,400

                                                              82,603,407

TOTAL RETAIL & WHOLESALE                                      216,054,451

SERVICES - 0.3%

LEASING & RENTAL - 0.1%

Hertz Corp. Class A               115,700                     5,799,463

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

PRINTING - 0.2%

Valassis Communications, Inc.     210,700                    $ 8,902,075
(a)

TOTAL SERVICES                                                14,701,538

TECHNOLOGY - 16.3%

COMMUNICATIONS EQUIPMENT - 3.5%

ADC Telecommunications, Inc.      216,500                     15,709,781
(a)

Cisco Systems, Inc. (a)           744,900                     79,797,413

Globalstar Telecommunications     1,410                       303,150
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         1,011,400                   75,665,363

                                                              171,475,707

COMPUTER SERVICES & SOFTWARE
- 4.7%

Adobe Systems, Inc.               390,400                     26,254,400

Computer Associates               208,300                     14,567,981
International, Inc.

Electronics for Imaging, Inc.     221,800                     12,892,125
(a)

First Data Corp.                  627,800                     30,958,388

Microsoft Corp. (a)               1,037,700                   121,151,475

NetScout Systems, Inc.            130,200                     4,036,200

Oracle Corp. (a)                  207,700                     23,275,381

                                                              233,135,950

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Adaptec, Inc. (a)                 433,900                     21,640,763

Comverse Technology, Inc. (a)     156,200                     22,609,950

International Business            519,400                     56,095,200
Machines Corp.

Lexmark International Group,      467,500                     42,308,750
Inc.  Class A (a)

Sun Microsystems, Inc. (a)        406,100                     31,447,369

                                                              174,102,032

ELECTRONIC INSTRUMENTS - 0.6%

Agilent Technologies, Inc.        15,300                      1,182,881

Applied Materials, Inc. (a)       86,800                      10,996,475

Teradyne, Inc. (a)                233,800                     15,430,800

                                                              27,610,156

ELECTRONICS - 4.0%

Analog Devices, Inc. (a)          4,600                       427,800

Intel Corp.                       173,200                     14,256,525

LSI Logic Corp. (a)               151,800                     10,246,500

Motorola, Inc.                    605,700                     89,189,325

National Semiconductor Corp.      173,000                     7,406,563
(a)

Texas Instruments, Inc.           780,000                     75,562,500

Vishay Intertechnology, Inc.      129,800                     4,104,925
(a)

                                                              201,194,138

TOTAL TECHNOLOGY                                              807,517,983

TRANSPORTATION - 0.0%

TRUCKING & FREIGHT - 0.0%

United Parcel Service, Inc.       34,600                      2,387,400
Class B



                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 5.2%

CELLULAR - 1.2%

McCaw International Ltd.          8,150                      $ 18,338
warrants 4/16/07 (a)(f)

QUALCOMM, Inc. (a)                346,400                     61,009,700

                                                              61,028,038

ELECTRIC UTILITY - 1.0%

DTE Energy Co.                    210,000                     6,588,750

Edison International              270,500                     7,083,719

Energy East Corp.                 654,000                     13,611,375

GPU, Inc.                         212,300                     6,355,731

PECO Energy Co.                   116,800                     4,058,800

PP&L Resources, Inc.              128,500                     2,939,438

Public Service Enterprise         170,100                     5,921,606
Group, Inc.

Unicom Corp.                      130,100                     4,358,350

                                                              50,917,769

GAS - 0.3%

Enron Corp.                       319,800                     14,191,125

TELEPHONE SERVICES - 2.7%

AT&T Corp.                        674,240                     34,217,680

BellSouth Corp.                   762,300                     35,685,169

MCI WorldCom, Inc. (a)            324,450                     17,216,128

Ono Finance PLC rights            1,740                       174,000
5/31/09 (a)(f)

Pathnet, Inc. warrants            4,970                       49,700
4/15/08 (a)(f)

SBC Communications, Inc.          593,794                     28,947,458

Sprint Corp. - FON Group          224,900                     15,138,581

                                                              131,428,716

TOTAL UTILITIES                                               257,565,648

TOTAL COMMON STOCKS                                           2,767,014,214
(Cost $1,993,683,117)

NONCONVERTIBLE PREFERRED
STOCKS - 1.5%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      231,349                     5,263,190
Capital Corp. $2.2812

Walden Residential                8,600                       133,838
Properties, Inc. $2.30

                                                              5,397,028

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            1,490                       1,334,232
Capital Trust II 8.875%

SIG Capital Trust I 9.5% (a)      2,174                       556,877

                                                              1,891,109

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            1,053                       997,027
Capital Trust II 7.875%

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.3%

Adelphia Communications Corp.     15,763                     $ 1,781,219
$13.00

CSC Holdings, Inc. 11.125%        100,968                     11,030,754
pay-in-kind

Granite Broadcasting Corp.        374                         381,480
12.75% pay-in-kind

Sinclair Capital 11.625%          28,380                      2,845,095

                                                              16,038,548

PUBLISHING - 0.2%

PRIMEDIA, Inc.:

$9.20                             32,995                      3,101,530

8.625%                            738                         65,313

Series D, $10.00                  31,050                      3,073,950

                                                              6,240,793

TOTAL MEDIA & LEISURE                                         22,279,341

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     17,231                      86,155
Corp. $3.52 pay-in-kind

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        1,953                       2,021,355
Corp.  12.75% pay-in-kind

UTILITIES - 0.8%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               15,119                      15,194,595

Series D, 13% pay-in-kind         276                         296,700

                                                              15,491,295

TELEPHONE SERVICES - 0.5%

Adelphia Business Solution,       4,959                       4,835,025
Inc.  12.875% pay-in-kind

Intermedia Communications,        4,952                       4,828,200
Inc.  13.5% pay-in-kind

IXC Communications, Inc.          1,884                       2,062,980
12.5% pay-in-kind

NEXTLINK Communications, Inc.     173,603                     9,374,562
 14% pay-in-kind

WinStar Communications, Inc.      2,981                       2,951,190
14.25% (a)

                                                              24,051,957

TOTAL UTILITIES                                               39,543,252

TOTAL NONCONVERTIBLE                                          72,215,267
PREFERRED   STOCKS
(Cost $72,915,380)


CORPORATE BONDS - 18.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp.  6%        B1        $ 7,210,000                     $ 5,876,150
12/1/05

Total Renal Care Holdings,        B1         2,940,000                       1,844,850
Inc. 7% 5/15/09 (f)

                                                                             7,721,000

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp.  5%           Ba2        210,000                         160,125
5/15/06

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         2,330,000                       1,654,300
International, Inc.  7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                      9,535,425

NONCONVERTIBLE BONDS - 18.2%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co.  5.95% 3/15/01       Baa2       4,500,000                       4,426,785

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         3,830,000                       3,820,425
Inc.  9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                    8,247,210

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp.  9.5% 7/1/07       B2         2,440,000                       2,305,800
(f)

Huntsman ICI Chemicals LLC        B2         1,380,000                       1,417,950
10.125% 7/1/09 (f)

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        5,050,000                       5,151,000

10.875% 5/1/09                    B2         1,500,000                       1,552,500

Rohm & Haas Co.  7.4% 7/15/09     A3         1,400,000                       1,384,978

Sterling Chemicals, Inc.          Caa3       1,760,000                       1,311,200
11.75% 8/15/06

                                                                             13,123,428

IRON & STEEL - 0.0%

The LTV Corp.  11.75%             Ba3        860,000                         898,700
11/15/09 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical        B3        $ 1,210,000                     $ 1,210,000
Corp.  12.75% 2/1/03

Metals USA, Inc.  8.625%          B2         350,000                         328,125
2/15/08

                                                                             1,538,125

PACKAGING & CONTAINERS - 0.1%

Corning, Inc.  6.85% 3/1/29       A3         2,350,000                       2,064,475

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       2,825,000                       2,627,250

9.75% 6/15/07                     Caa1       1,770,000                       1,681,500

                                                                             6,373,225

PAPER & FOREST PRODUCTS - 0.1%

Potlatch Corp.  6.25% 3/15/02     Baa1       3,320,000                       3,239,756

TOTAL BASIC INDUSTRIES                                                       25,173,234

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        1,810,000                       1,701,400
Inc.  7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp.  8.875%           B1         2,330,000                       2,114,475
2/15/09

ENGINEERING - 0.0%

Anteon Corp.  12% 5/15/09         B3         1,530,000                       1,430,550

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       2,950,000                       2,803,503
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         2,680,000                       2,512,500

10.5% 1/15/09                     B1         1,440,000                       1,422,000

                                                                             6,738,003

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       1,590,000                       1,465,280

7.125% 3/15/04                    Baa2       4,200,000                       3,958,038

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       3,600,000                       3,470,904

6.75% 2/15/08                     Baa1       1,590,000                       1,462,307

                                                                             10,356,529

TOTAL CONSTRUCTION & REAL                                                    22,340,957
ESTATE



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - 0.3%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Oshkosh Truck Co.  8.75%          B2        $ 1,500,000                     $ 1,455,000
3/1/08

Tenneco, Inc. 11.625%             B2         1,300,000                       1,319,500
10/15/09 (f)

TRW, Inc. 6.5% 6/1/02             Baa1       4,520,000                       4,433,352

                                                                             7,207,852

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2       5,070,000                       4,976,205
7.875% 6/15/06

Worldtex, Inc.  9.625%            B1         2,000,000                       1,620,000
12/15/07

                                                                             6,596,205

TOTAL DURABLES                                                               13,804,057

ENERGY - 0.8%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         1,870,000                       1,823,250
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc.  5.8%          A2         3,980,000                       3,825,576
2/15/03

R&B Falcon Corp.  6.5% 4/15/03    Ba3        1,785,000                       1,628,813

RBF Finance Co.:

11% 3/15/06                       Ba3        3,590,000                       3,841,300

11.375% 3/15/09                   Ba3        1,120,000                       1,204,000

                                                                             10,499,689

OIL & GAS - 0.5%

Apache Corp.  7.625% 7/1/19       Baa1       2,970,000                       2,863,080

Chesapeake Energy Corp.           B3         4,450,000                       4,205,250
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        800,000                         786,000
8.375% 11/15/05

Occidental Petroleum Corp.:

6.39% 11/9/00                     Baa3       1,000,000                       995,710

10.94% 5/17/00                    Baa3       2,700,000                       2,740,851

Ocean Energy, Inc.  8.875%        Ba3        2,010,000                       2,004,975
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       3,055,000                       3,057,750

8.125% 10/15/05                   Baa1       4,935,000                       5,014,454

8.375% 7/15/04                    Baa1       2,335,000                       2,394,823

Petro-Canada 7% 11/15/28          A3         1,980,000                       1,745,152

                                                                             25,808,045

TOTAL ENERGY                                                                 38,130,984

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 4.5%

BANKS - 1.3%

BankBoston Corp.  6.625%          A3        $ 1,700,000                     $ 1,651,669
2/1/04

BanPonce Corp.  6.665% 3/5/01     A3         4,450,000                       4,427,528

Barclays Bank PLC yankee          A1         9,250,000                       9,085,165
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa2       3,160,000                       3,107,260

6.375% 2/15/03                    Baa2       3,570,000                       3,424,701

6.48% 6/28/02                     Baa2       1,740,000                       1,689,035

6.65% 3/15/04                     Baa3       2,320,000                       2,220,240

Capital One Financial Corp.       Baa3       5,040,000                       4,598,042
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         8,340,000                       7,745,775
6/15/08 (f)(i)

Fleet Boston Corp.  7.375%        A3         1,400,000                       1,370,250
12/1/09

Korea Development Bank:

6.625% 11/21/03                   Baa2       4,165,000                       3,996,109

7.375% 9/17/04                    Baa2       615,000                         602,700

yankee 6.5% 11/15/02              Baa2       665,000                         641,725

National Westminster Bancorp      Aa3        2,725,000                       2,895,994
9.375% 11/15/03

National Westminster Bank PLC     Aa3        1,975,000                       1,928,588
7.375% 10/1/09

NB Capital Trust IV  8.25%        Aa2        2,650,000                       2,540,661
4/15/27

Popular, Inc. 6.2% 4/30/01        A3         1,840,000                       1,813,633

Provident Bank  6.125%            A3         1,740,000                       1,724,427
12/15/00

Providian National Bank 6.7%      Baa3       3,060,000                       2,931,205
3/15/03

Summit Bancorp  8.625%            BBB+       1,730,000                       1,781,156
12/10/02

Union Planters National Bank      A3         3,500,000                       3,515,470
6.81% 8/20/01

                                                                             63,691,333

CREDIT & OTHER FINANCE - 2.3%

Ahmanson Capital Trust I          A3         4,250,000                       4,039,880
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       2,730,000                       1,815,450

10% 3/15/04                       Caa3       1,980,000                       1,287,000

AT&T Capital Corp.:

6.25% 5/15/01                     A1         5,200,000                       5,150,236

7.5% 11/15/00                     A1         3,435,000                       3,459,698

BanPonce Trust I  8.327%          A3         3,925,000                       3,586,901
2/1/27



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Countrywide Funding Corp.         A3        $ 3,950,000                     $ 3,848,130
6.45% 2/27/03

Daimler-Chrysler NA Holding       A1         12,500,000                      12,445,000
Corp.  6.63% 9/21/01

ERP Operating LP:

6.55% 11/15/01                    A3         1,500,000                       1,475,970

7.1% 6/23/04                      A3         3,980,000                       3,888,977

Farmers Insurance  Exchange       A2         2,740,000                       2,330,589
Capital  7.05% 7/15/28 (f)

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       4,320,000                       4,156,229

6.12% 5/28/02                     Baa1       2,000,000                       1,945,860

First Security Capital I          A3         1,690,000                       1,574,303
8.41% 12/15/26

Ford Motor Credit Co.:

6.3563% 7/16/01 (i)               A1         13,000,000                      13,011,934

6.5% 2/28/02                      A1         3,380,000                       3,344,510

GS Escrow Corp.:

7% 8/1/03                         Ba1        2,140,000                       1,977,553

7.125% 8/1/05                     Ba1        7,600,000                       6,805,724

Heller Financial, Inc.  6%        A3         5,050,000                       4,795,127
3/19/04

KeyCorp Institutional Capital     A1         3,600,000                       3,259,368
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        2,240,000                       1,344,000

7.6% 8/1/07                       Ba2        4,190,000                       2,304,500

7.875% 8/1/03                     Ba2        690,000                         393,300

Mellon Capital I  7.72%           A2         2,000,000                       1,827,180
12/1/26

Newcourt Credit Group, Inc.       A1         2,015,000                       1,966,297
6.875% 2/16/05

PNC Funding Corp.  6.875%         A3         2,020,000                       1,992,084
3/1/03

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,830,000                       1,740,751

5.875% 5/1/04                     Baa1       3,975,000                       3,765,677

The Money Store, Inc.  7.3%       A2         2,550,000                       2,540,438
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       2,510,000                       2,444,489

6.75% 5/15/09                     Baa1       2,945,000                       2,706,985

U.S. Bancorp  8.09% 11/15/26      A1         2,980,000                       2,778,969

U.S. West Capital Funding,        Baa1       5,180,000                       5,158,244
Inc. 6.875% 8/15/01 (f)

UNICCO Service Co./UNICCO         B3         2,170,000                       1,996,400
Finance Corp. 9.875% 10/15/07

                                                                             117,157,753

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SAVINGS & LOANS - 0.4%

Chevy Chase Savings Bank FSB      B1        $ 1,420,000                     $ 1,334,800
9.25% 12/1/08

Great Western Finance Trust       A3         3,780,000                       3,533,090
II 8.206% 2/1/27

Home Savings of America FSB       A3         2,830,000                       2,684,142
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       3,770,000                       3,721,179

7% 6/13/02                        Baa3       3,400,000                       3,354,848

Sovereign Bancorp, Inc.           Ba3        4,300,000                       4,149,113
6.625% 3/15/01

                                                                             18,777,172

SECURITIES INDUSTRY - 0.5%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         2,200,000                       2,110,526

6.6% 5/15/05                      A3         4,410,000                       4,164,407

Goldman Sachs Group L.P.          A1         12,900,000                      12,920,898
6.5025% 7/27/00 (i)(k)

Morgan Stanley  Dean Witter &     Aa3        4,760,000                       4,754,954
Co. 7.125% 1/15/03

                                                                             23,950,785

TOTAL FINANCE                                                                223,577,043

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Concentra Operating Corp. 13%     B3         325,000                         290,875
8/15/09 (f)

Fountain View, Inc.  11.25%       Caa1       2,330,000                       1,770,800
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        1,090,000                       1,057,300
1/15/07

                                                                             3,118,975

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         1,060,000                       784,400
9.75% 9/15/07

Dunlop Standard Aero Holdings     B3         2,490,000                       2,564,700
PLC  11.875% 5/15/09

Roller Bearing Holding, Inc.      -          3,550,000                       1,881,500
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         335,000                         278,050
9.875% 6/1/08

Tokheim Corp.  11.375% 8/1/08     B3         1,360,000                       795,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Tyco International Group SA:

7% 6/15/28                        Baa1      $ 2,540,000                     $ 2,198,014

yankee:

6.125% 6/15/01                    Baa1       6,860,000                       6,743,929

6.375% 6/15/05                    Baa1       830,000                         777,527

                                                                             16,023,720

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        1,290,000                       1,173,900

10% 8/1/09 (f)                    B2         4,310,000                       3,835,900

Browning-Ferris Industries,       Ba3        1,220,000                       976,000
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       650,000                         409,500
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        2,100,000                       2,057,181

7.1% 8/1/26                       Ba1        4,610,000                       4,271,857

                                                                             12,724,338

TOTAL INDUSTRIAL MACHINERY &                                                 28,748,058
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 2.9%

ACME Television LLC/ACME          B3         870,000                         783,000
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         1,970,000                       1,758,225

8.375% 2/1/08                     B1         820,000                         766,700

9.875% 3/1/07                     B1         6,350,000                       6,413,500

AMFM Operating, Inc. 12.625%      -          1,523,800                       1,733,323
10/31/06  pay-in-kind

Ascent Entertainment Group,       B3         1,990,000                       1,482,550
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B2         1,680,000                       1,696,800
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08

Benedek Communications Corp.      B3         630,000                         567,000
0% 5/15/06 (d)

Century Communications Corp.:

Series B, 0% 1/15/08              B1         2,520,000                       1,102,500

8.75% 10/1/07                     B1         800,000                         768,000

Chancellor Media Corp.  9%        B1         3,185,000                       3,312,400
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)                     B2         1,960,000                       1,146,600

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.: - continued

8.625% 4/1/09                     B2        $ 2,650,000                     $ 2,451,250

Citadel Broadcasting Co.          B3         840,000                         886,200
10.25% 7/1/07

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       3,450,000                       3,065,463

7.25% 10/15/27                    Baa3       4,550,000                       4,104,100

Comcast UK Cable Partners         B2         3,360,000                       3,175,200
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       9,225,000                       9,534,683

8.625% 8/15/03                    Baa2       2,790,000                       2,886,813

9% 9/1/08                         Baa2       1,690,000                       1,838,669

Cox Communications, Inc.:

6.875% 6/15/05                    Baa2       2,580,000                       2,518,493

7.75% 8/15/06                     Baa2       1,925,000                       1,943,711

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         1,370,000                       1,404,250

9.875% 5/15/06                    B1         1,600,000                       1,672,000

10.5% 5/15/16                     B1         1,850,000                       2,044,250

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         5,860,000                       4,790,550

yankee 0% 12/15/05 (d)            B3         2,460,000                       2,312,400

Earthwatch, Inc. 0% 7/15/07       -          2,530,000                       1,771,000
unit (d)(f)

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         1,150,000                       1,150,000

9.375% 2/1/09                     B2         1,250,000                       1,253,125

Falcon Holding Group              B2         11,520,000                      8,409,600
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           B1         4,130,000                       3,634,400
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         1,910,000                       2,043,700
Partners LP/ FrontierVision
Capital Corp.  11% 10/15/06

Golden Sky DBS, Inc.  0%          Caa1       4,950,000                       2,994,750
3/1/07 (d)

Golden Sky Systems, Inc.          B3         950,000                         1,011,750
12.375% 8/1/06

Hearst-Argyle Television,         Baa3       3,260,000                       3,012,859
Inc. 7.5% 11/15/27



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

International Cabletel, Inc.      B3        $ 1,850,000                     $ 1,669,625
0% 2/1/06 (d)

Knology Holding, Inc.  0%         -          4,450,000                       2,959,250
10/15/07 (d)

Lenfest Communications, Inc.      B1         430,000                         425,700
8.25% 2/15/08

LIN Holdings Corp.  0% 3/1/08     B3         290,000                         195,750
(d)

Nielsen Media Research, Inc.      Baa2       2,395,000                       2,334,377
7.6% 6/15/09

NTL Communications Corp.          B3         4,660,000                       5,044,450
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         2,310,000                       2,379,300

Olympus Communications            B1         1,160,000                       1,212,200
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         1,115,000                       1,126,150
9.625% 10/15/05

TCI Communications, Inc.:

8.75% 8/1/15                      A2         1,970,000                       2,149,211

9.25% 4/15/02                     A2         3,000,000                       3,148,890

9.8% 2/1/12                       A2         4,550,000                       5,315,947

Telewest PLC:

yankee 9.625% 10/1/06             B1         680,000                         693,600

0% 10/1/07 (d)                    B1         9,405,000                       8,699,625

Time Warner, Inc.  9.125%         Baa3       5,355,000                       5,864,582
1/15/13

United International              B3         8,120,000                       5,075,000
Holdings, Inc.  0% 2/15/08
(d)

United Pan-Europe                 B2         4,020,000                       4,080,300
Communications NV 10.875%
8/1/09

                                                                             143,813,771

ENTERTAINMENT - 0.5%

AMC Entertainment, Inc. 9.5%      B3         470,000                         410,075
2/1/11

Bally Total Fitness Holding       B3         3,630,000                       3,512,025
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       5,220,000                       5,180,328
8/15/09 (f)

Cinemark USA, Inc.  8.5%          B2         3,255,000                       2,848,125
8/1/08

Paramount Communications,         Baa3       1,785,000                       1,788,873
Inc. 7.5% 1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       3,530,000                       2,638,675

9.5% 6/1/08                       Caa1       3,430,000                       2,709,700

United Artists Theatre Co.        Caa3       1,060,000                       169,600
9.75% 4/15/08

Viacom, Inc.:

6.75% 1/15/03                     Baa3       4,430,000                       4,358,500

7.75% 6/1/05                      Baa3       2,137,000                       2,150,955

                                                                             25,766,856

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

Circus Circus Enterprises,        Ba2       $ 660,000                       $ 565,125
Inc. 7.625% 7/15/13

Coast Hotels & Casinos, Inc.      B3         1,150,000                       1,112,625
9.5% 4/1/09

Courtyard by Marriott II          B-         2,590,000                       2,544,675
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        2,090,000                       1,933,250

7.875% 8/1/08                     Ba2        3,280,000                       2,935,600

Hollywood Casino Corp. 11.25%     B3         450,000                         469,125
5/1/07

Host Marriott LP  8.375%          Ba2        3,740,000                       3,534,300
2/15/06

Signature Resorts, Inc. 9.75%     B3         1,590,000                       1,367,400
10/1/07

                                                                             14,462,100

PUBLISHING - 0.3%

Garden State Newspapers, Inc.     B1         4,670,000                       4,401,475
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       4,300,000                       4,029,057

8.5% 2/15/05                      Baa3       1,280,000                       1,319,821

Time Warner  Entertainment
Co. LP:

7.25% 9/1/08                      Baa2       1,455,000                       1,416,734

8.375% 3/15/23                    Baa2       2,500,000                       2,599,325

                                                                             13,766,412

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B2         2,915,000                       2,186,250
5/1/09

Domino's, Inc.  10.375%           B3         5,210,000                       5,014,625
1/15/09

Host Marriott Travel Plazas,      Ba3        5,040,000                       5,090,400
Inc. 9.5% 5/15/05

NE Restaurant, Inc.  10.75%       B3         2,760,000                       2,449,500
7/15/08

                                                                             14,740,775

TOTAL MEDIA & LEISURE                                                        212,549,914

NONDURABLES - 0.6%

BEVERAGES - 0.3%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       4,595,000                       4,515,001

6.4% 12/15/03                     Baa3       5,840,000                       5,591,800

6.625% 12/15/05                   Baa3       2,940,000                       2,801,820

                                                                             12,908,621



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FOODS - 0.1%

ConAgra, Inc.  7.125% 10/1/26     Baa1      $ 3,200,000                     $ 3,032,864

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B3         2,160,000                       1,641,600
Corp. 9% 11/1/06

TOBACCO - 0.2%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         4,420,000                       4,354,142

7% 7/15/05                        A2         3,710,000                       3,517,414

7.25% 9/15/01                     A2         1,450,000                       1,439,865

RJ Reynolds Tobacco Holdings,     Baa2       3,500,000                       3,270,645
Inc.  7.375% 5/15/03

                                                                             12,582,066

TOTAL NONDURABLES                                                            30,165,151

RETAIL & WHOLESALE - 0.7%

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (f)                   B1         935,000                         813,450

6.5% 12/15/05 (f)                 B1         5,775,000                       4,158,000

7.125% 1/15/07                    B1         1,595,000                       1,196,250

                                                                             6,167,700

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp.  7.5%         A3         3,500,000                       3,510,395
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       3,000,000                       2,911,710

8.5% 6/15/03                      Baa1       2,580,000                       2,651,440

Kmart Corp. 12.5% 3/1/05          Ba1        2,510,000                       2,836,300

                                                                             11,909,845

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       4,480,000                       4,450,701

Pathmark Stores, Inc. 9.625%      Caa3       9,150,000                       6,862,500
5/1/03

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3         820,000                         492,000

9.5% 8/1/03                       B3         2,370,000                       1,422,000

                                                                             13,227,201

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

USA Networks, Inc./USANi LLC      Baa3       3,350,000                       3,198,647
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     34,503,393

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1      $ 1,430,000                     $ 1,490,775
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         2,880,000                       2,116,800
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp.  9.5% 2/15/05      Caa1       1,770,000                       1,362,900

                                                                             3,479,700

TOTAL SERVICES                                                               4,970,475

TECHNOLOGY - 0.7%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Concentric Network Corp.          B-         595,000                         624,750
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         2,370,000                       1,487,175

12.5% 2/15/09                     B3         1,091,000                       1,129,185

Exodus Communications, Inc.:

10.75% 12/15/09 (f)               B-         1,660,000                       1,689,050

11.25% 7/1/08                     B-         350,000                         362,250

Federal Data Corp. 10.125%        B3         3,720,000                       2,697,000
8/1/05

PSINet, Inc.:

10.5% 12/1/06 (f)                 B3         5,170,000                       5,234,625

11% 8/1/09                        B3         2,140,000                       2,198,850

Verio, Inc.  10.625% 11/15/09     B3         1,120,000                       1,142,400
(f)

                                                                             16,565,285

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.  6.375%            Baa1       8,300,000                       8,139,229
11/30/01

Sun Microsystems, Inc.  7%        Baa1       1,380,000                       1,375,170
8/15/02

                                                                             9,514,399

ELECTRONICS - 0.2%

ChipPAC International Ltd.        B3         3,280,000                       3,444,000
12.75% 8/1/09 (f)

Details, Inc. 10% 11/15/05        B3         120,000                         110,400

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         1,415,000                       1,429,150

10.375% 10/1/07                   B3         1,950,000                       1,989,000



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Micron Technology, Inc. 6.5%      B3        $ 2,000,000                     $ 1,595,000
9/30/05 (k)

SCG Holding                       B2         2,065,000                       2,194,063
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (f)

                                                                             10,761,613

TOTAL TECHNOLOGY                                                             36,841,297

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc.  9.25% 4/15/08    B2         4,520,000                       4,305,300

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       1,110,000                       1,083,804

7.73% 9/15/12                     Baa1       725,000                         706,875

Delta Air Lines, Inc.:

8.3% 12/15/29 (f)                 Baa3       4,000,000                       3,880,000

9.875% 5/15/00                    Baa3       1,500,000                       1,515,570

Kitty Hawk, Inc.  9.95%           B1         3,095,000                       3,056,313
11/15/04

Qantas Airways Ltd.  7.75%        Baa1       4,370,000                       4,203,066
6/15/09 (f)

US Airways Group, Inc.            Ba3        2,480,000                       2,349,800
10.375% 3/1/13

                                                                             21,100,728

RAILROADS - 0.6%

Burlington Northern  Santa Fe
Corp.:

6.125% 3/15/09                    Baa2       6,450,000                       5,804,549

7.29% 6/1/36                      Baa2       3,000,000                       2,917,560

Canadian National Railway Co.     Baa2       3,390,000                       2,992,624
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       2,385,000                       2,158,163

6.46% 6/22/05                     Baa2       5,120,000                       4,873,574

Norfolk Southern Corp. 7.05%      Baa1       6,610,000                       6,552,427
5/1/37

Wisconsin Central                 Baa2       1,810,000                       1,657,146
Transportation Corp. 6.625%
4/15/08

                                                                             26,956,043

SHIPPING - 0.0%

Holt Group, Inc.  9.75%           Caa1       580,000                         377,000
1/15/06

TOTAL TRANSPORTATION                                                         48,433,771

UTILITIES - 3.5%

CELLULAR - 0.9%

Cable & Wireless                  Baa1       7,995,000                       7,898,181
Communications PLC 6.375%
3/6/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

McCaw International Ltd. 0%       Caa1      $ 7,160,000                     $ 5,012,000
4/15/07 (d)

Millicom International            Caa1       5,170,000                       4,278,175
Cellular SA  0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         18,830,000                      13,651,750

12% 11/1/08                       B1         1,370,000                       1,530,975

Nextel International, Inc.        Caa1       4,350,000                       2,588,250
0% 4/15/08 (d)

Nuevo Grupo Iusacell SA de CV     B1         722,000                         750,880
14.25% 12/1/06 (f)

Rogers Cantel, Inc.  8.8%         B2         1,200,000                       1,200,000
10/1/07

Rogers Communications, Inc.       B2         4,630,000                       4,664,725
8.875% 7/15/07

Telesystem International          Caa1       725,000                         398,750
Wireless, Inc. 0% 11/1/07 (d)

Voicestream Wireless              B2         4,490,000                       4,624,700
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(f)

                                                                             46,598,386

ELECTRIC UTILITY - 0.4%

Avon Energy Partners Holdings:

6.46% 3/4/08 (f)                  Baa2       3,960,000                       3,531,409

6.73% 12/11/02 (f)                Baa2       4,910,000                       4,788,281

Hydro-Quebec yankee  7.4%         A2         2,620,000                       2,743,926
3/28/25 (e)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         3,920,000                       3,376,374

yankee 7.875% 12/15/26 (f)        A3         1,960,000                       1,720,449

Texas Utilities Co.  6.375%       Baa3       1,370,000                       1,241,206
1/1/08

                                                                             17,401,645

GAS - 0.1%

CMS Panhandle Holding Co.         Baa3       2,550,000                       2,416,635
6.125% 3/15/04

TELEPHONE SERVICES - 2.1%

Allegiance Telecom, Inc.  0%      B3         840,000                         604,800
2/15/08 (d)

e.spire Communications, Inc.      -          1,550,000                       1,085,000
13.75% 7/15/07

GST Network Funding, Inc. 0%      -          8,900,000                       4,361,000
5/1/08 (d)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GST Equipment Funding, Inc.       -         $ 1,685,000                     $ 1,626,025
13.25% 5/1/07

GST Telecommunications, Inc.      -          930,000                         874,200
12.75% 11/15/07

GST USA, Inc.  0% 12/15/05 (d)    -          335,000                         249,575

GTE Corp.  6.155% 6/12/00 (i)     -          7,650,000                       7,647,720

Hyperion Telecommunications,      Caa1       950,000                         1,007,000
Inc. 12% 11/1/07

ICG Services, Inc.  0% 5/1/08     B3         5,075,000                       2,600,938
(d)

Intermedia  Communications,
Inc.:

0% 3/1/09 (d)                     B3         1,410,000                       842,475

8.6% 6/1/08                       B2         4,140,000                       3,819,150

IXC Communications, Inc. 9%       B1         2,360,000                       2,383,600
4/15/08

KMC Telecom Holdings, Inc.        Caa2       2,690,000                       2,663,100
13.5% 5/15/09

Logix Communications              -          4,730,000                       3,311,000
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         3,139,000                       3,294,600
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         1,845,000                       1,494,450

9.5% 11/1/08                      B1         3,140,000                       3,171,400

Metromedia Fiber  Network,
Inc.:

10% 11/15/08                      B2         900,000                         918,000

10% 12/15/09                      B2         1,590,000                       1,621,800

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B2         4,870,000                       4,760,425

10.5% 12/1/09 (f)                 B2         2,350,000                       2,391,125

Ono Finance PLC  13% 5/1/09       Caa1       1,740,000                       1,800,900

Pathnet, Inc.  12.25% 4/15/08     -          4,970,000                       3,180,800

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         7,740,000                       4,179,600

12.75% 4/15/09                    B3         4,480,000                       4,345,600

Telecomunicaciones  de Puerto     Baa2       5,540,000                       5,224,220
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       6,886,000                       6,468,158

7.7% 7/20/29                      Baa1       8,610,000                       7,879,872

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       8,295,000                       4,873,313

11.5% 12/1/07                     Caa1       5,040,000                       4,914,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar  Communications, Inc.:

0% 10/15/05 (d)                   Caa1      $ 2,410,000                     $ 2,961,400

0% 3/15/08 (d)                    CCC        7,500,000                       7,650,000

15% 3/1/07                        CCC        1,200,000                       1,704,000

                                                                             105,909,246

TOTAL UTILITIES                                                              172,325,912

TOTAL NONCONVERTIBLE BONDS                                                   902,930,431

TOTAL CORPORATE BONDS                                                        912,465,856
(Cost $953,137,023)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 5.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.6%

Fannie Mae:

5.625% 5/14/04                    Aaa        13,840,000                      13,225,781

6% 5/15/08                        Aaa        12,000,000                      11,235,000

6.25% 5/15/29                     Aaa        14,705,000                      13,087,450

6.5% 4/29/09                      Aaa        6,820,000                       6,382,020

Farm Credit Systems Financial     Aaa        2,000,000                       2,165,000
Assistance Corp. 8.8% 6/10/05

Federal Home Loan Bank:

5.195% 9/11/01                    Aaa        4,500,000                       4,402,980

7.59% 3/10/05                     Aaa        3,850,000                       3,955,259

Freddie Mac:

6.25% 7/15/04                     Aaa        2,500,000                       2,444,150

6.75% 8/1/05                      Aaa        2,500,000                       2,476,950

7.625% 9/9/09                     Aaa        14,850,000                      14,666,751

U.S. Department of Housing        Aaa        2,825,000                       2,862,629
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 76,903,970
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa        750,000                         620,153

6.875% 8/15/25                    Aaa        53,625,000                      54,621,889

7.625% 2/15/25                    Aaa        17,790,000                      19,716,301



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

8.875% 8/15/17                    Aaa       $ 4,027,000                     $ 4,866,992

11.75% 2/15/10 (callable)         Aaa        15,045,000                      18,289,003

12% 8/15/13                       Aaa        3,740,000                       4,994,059

13.875% 5/15/11 (callable)        Aaa        21,150,000                      28,899,572

U.S. Treasury Notes:

5.875% 11/15/04                   Aaa        3,855,000                       3,779,712

6% 8/15/09                        Aaa        26,140,000                      25,323,125

6.25% 10/31/01                    Aaa        820,000                         820,131

6.625% 6/30/01                    Aaa        15,700,000                      15,788,234

7.25% 8/15/04                     Aaa        1,404,000                       1,447,875

TOTAL U.S. TREASURY                                                          179,167,046
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    256,071,016
GOVERNMENT AGENCY OBLIGATIONS
(Cost $271,370,711)

U.S. GOVERNMENT AGENCY -
MORTGAGE  SECURITIES - 10.0%



FANNIE MAE - 7.8%

6% 1/1/11 to 1/1/29               Aaa        58,934,066                      55,130,174

6.5% 5/1/14 to 3/1/29             Aaa        104,437,117                     98,703,785

6.5% 1/1/15 (g)                   Aaa        8,700,000                       8,439,000

7% 8/1/13 to 12/1/29              Aaa        189,145,428                     183,137,015

7.5% 7/1/16 to 9/1/29             Aaa        29,582,975                      29,255,217

8% 9/1/26 to 12/1/29              Aaa        10,601,059                      10,687,146

TOTAL FANNIE MAE                                                             385,352,337

FREDDIE MAC - 0.6%

7.5% 5/1/17 to 7/1/29             Aaa        4,274,679                       4,238,563

8% 7/1/17 to 12/1/29              Aaa        28,001,715                      28,273,296

8.5% 7/1/21 to 6/1/23             Aaa        50,768                          52,281

TOTAL FREDDIE MAC                                                            32,564,140

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.6%

6% 12/15/08 to 6/15/09            Aaa        2,531,370                       2,429,524

6.5% 6/15/08 to 3/15/29           Aaa        41,330,515                      39,249,754

7% 7/15/28                        Aaa        18,338,165                      17,707,699

7.5% 9/15/22 to 9/15/29           Aaa        20,148,937                      19,947,958

8% 5/15/25                        Aaa        85,363                          86,324

8.5% 12/15/16                     Aaa        26,058                          27,004

TOTAL GOVERNMENT NATIONAL                                                    79,448,263
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                  497,364,740
-  MORTGAGE SECURITIES
(Cost $511,043,569)

ASSET-BACKED SECURITIES - 1.2%

MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

Airplanes pass through trust      Ba2       $ 3,160,000                     $ 2,591,200
10.875% 3/15/19

ARG Funding Corp.  5.88%          Aaa        5,830,000                       5,686,072
5/20/03 (f)

BankAmerica Manufacturing         Aaa        3,730,000                       3,642,578
Housing Contract  6.2%
4/10/09

Capita Equipment Receivables      Baa2       2,950,000                       2,832,384
Trust  6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        1,347,469                       1,333,785
Trust  5.91% 12/15/04

CIT Marine Trust  5.8% 4/15/10    Aaa        5,920,000                       5,690,600

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        1,896,713                       1,902,344

6.55% 8/15/02                     Aaa        899,278                         897,030

CPS Auto Receivables Trust 6%     Aaa        3,013,848                       2,969,583
8/15/03

CSXT Trade Receivables Master     Aaa        4,600,000                       4,405,938
Trust 6% 7/25/04

Ford Credit Auto  Owner Trust:

6.2% 12/15/02                     Baa2       2,680,000                       2,620,370

6.4% 12/15/02                     Baa2       1,480,000                       1,460,760

6.87% 11/15/04                    A2         2,650,000                       2,628,055

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        6,680,000                       6,627,762

6.8% 6/15/27                      Aaa        823,337                         823,593

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        4,790,000                       4,679,980

6.3% 10/15/03                     A2         1,470,373                       1,460,265

Olympic Automobile                Aaa        718,515                         718,505
Receivables Trust  6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       2,030,633                       2,023,019
Receivables Offering
Petroleum Trust  6.125%
2/5/03 (f)(i)

UAF Auto Grantor Trust 6.1%       Aaa        2,769,379                       2,748,609
1/15/03 (f)

WFS Financial Owner Trust         Aaa        4,430,000                       4,403,005
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                 62,145,437
(Cost $63,930,865)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.1%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,058,734                       503,892
and Securitization LLC
Series 1997-2 Class 2B,
7.1864% 12/29/25 (f)(h)(i)



MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY - 0.1%

Fannie Mae planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa       $ 3,300,000                     $ 2,934,938
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        2,600,000                       2,308,313
12/25/29

TOTAL U.S. GOVERNMENT AGENCY                                                 5,243,251

TOTAL COLLATERALIZED                                                         5,747,143
MORTGAGE OBLIGATIONS
(Cost $5,862,608)

COMMERCIAL MORTGAGE
SECURITIES - 2.0%



Bankers Trust REMIC Trust         Baa3       1,000,000                       925,000
1988-1 Series 1998-S1A Class
G, 8.3161% 11/28/02 (f)(i)

Berkeley Federal Bank & Trust     -          1,900,000                       1,278,938
FSB Series 1994 Class 1B
7.3368% 8/1/24 (f)(i)

BKB Commercial Mortgage Trust     BBB        1,785,263                       1,768,178
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         3,000,000                       2,940,469
Class A-3PI, 7.08% 11/1/07

sequential pay Series 1996-1      A          2,320,000                       2,251,306
Class B,  7.48% 2/1/08

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       5,730,000                       5,199,975
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        5,050,000                       4,469,250
1/17/12

Series 1998-FL1 Class E,          Baa2       5,490,000                       5,407,650
6.26% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       4,260,000                       3,724,838
Receiving Corp. Series
1998-C1 Class D,  7.231%
7/15/12

Equitable Life Assurance
Society of the United States:

sequential pay Series 174         Aaa        7,680,000                       7,639,680
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        3,500,000                       3,455,655

Class C-1, 7.52% 5/15/06 (f)      A2         2,300,000                       2,264,833

Class D1, 7.77% 5/15/06 (f)       Baa2       2,200,000                       2,148,080

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (i)      -         $ 1,100,000                     $ 875,875

Class E, 8.1256% 4/1/39 (i)       -          1,600,000                       1,125,000

First Union-Lehman Brothers       Aa2        8,640,000                       8,070,300
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          500,000                         335,938
8.1096% 4/15/19 (f)(i)

Series 1997-B Class E,            -          750,000                         437,578
7.8912% 9/15/19 (f)(i)

GAFCO Franchisee Loan Trust       -          1,300,000                       1,040,813
Series 1998-1 Class D, 14%
6/1/16 (f)(i)

General Motors Acceptance         Ba3        750,000                         586,890
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II Series 1998-GLII:

Class D, 7.1905% 4/13/31          Baa2       1,470,000                       1,313,353
(f)(i)

Class E, 7.1905% 4/13/31          Baa3       4,930,000                       4,164,309
(f)(i)

Host Marriot Pool Trust 6.98%     Aaa        4,084,991                       3,996,271
8/1/15

LTC Commercial Mortgage pass      AAA        3,032,284                       2,799,283
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -          1,741,949                       1,741,949
8.5243% 5/25/21 (f)(i)

Series 1998-HF1 Class D, 7.1%     BBB        5,790,000                       5,379,272
2/15/30 (i)

Nomura Asset Securities Corp.     Baa2       4,260,000                       3,696,881
Series 1998-D6 Class A-4,
7.597% 3/17/28 (i)

Nomura Depositor Trust            -          800,000                         728,188
floater Series 1998-ST1A
Class B2, 9.6938% 1/15/03
(f)(i)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,473,000                       959,468

Class L, 7.9% 11/15/26 (f)        -          1,133,000                       600,490



MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

Resolution Trust Corp.            Baa3      $ 318,186                       $ 257,731
Series 1991-M2 Class A3,
6.9066% 9/25/20 (i)

Structured Asset  Securities
Corp.:

Series 1995-C1 Class E,           BB         1,200,000                       1,060,125
7.375% 9/25/24 (f)

Series 1996 CFL Class E,          BBB        2,390,000                       2,345,654
7.75% 2/25/28

Series 1996-CFL Class G,          B+         1,000,000                       836,563
7.75% 2/25/28 (f)

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series 1 Class     Aaa        4,200,000                       3,991,764
A2, 6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       4,120,000                       3,788,752
(f)

Series E-2, 7.224% 12/15/10       Baa3       2,450,000                       2,187,391
(f)

Wells Fargo Capital Markets       Aaa        2,676,825                       2,633,729
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                    98,427,419
SECURITIES
(Cost $105,234,455)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.2% (J)



Israeli State euro  6.375%        A3         3,350,000                       3,302,062
12/19/01

Korean Republic yankee:

8.75% 4/15/03                     Baa2       1,340,000                       1,379,570

8.875% 4/15/08                    Baa2       1,868,000                       1,957,533

Province of Newfoundland          Baa1       2,000,000                       2,466,000
yankee 11.625% 10/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 9,105,165
GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,313,592)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American  Development       Aaa        4,750,000                       4,518,058
Bank yankee 6.29% 7/16/27
(Cost $4,720,123)



CERTIFICATES OF DEPOSIT - 1.4%



Bayerische Hypo-und                  13,000,000                     12,938,468
Vereinsbank AG yankee
6.3825% 5/15/00 (i)

Canadian Imperial Bank  of           11,000,000                     10,995,999
Commerce yankee  5.63%
4/13/00 (i)

Commerzbank AG yankee  5.58%         11,600,000                     11,569,621
6/12/00

CERTIFICATES OF DEPOSIT -
CONTINUED

                                    PRINCIPAL AMOUNT               VALUE (NOTE 1)

Deutsche Bank AG yankee  5.1%       $ 12,000,000                   $ 11,987,891
2/11/00

Fleet National Bank  6.305%          12,000,000                     12,003,702
5/5/00 (i)

Societe Generale, France             12,500,000                     12,484,950
yankee 5.16% 2/22/00

TOTAL CERTIFICATES OF DEPOSIT                                       71,980,631
(Cost $72,073,221)

COMMERCIAL PAPER - 1.8%



Asset Securitization Coop.           11,250,000                     11,146,934
Corp. 5.96% 3/2/00

Citibank Credit Card Master          11,000,000                     10,886,663
Trust I (Dakota Certificate
Program) 5.96% 3/9/00

Corporate Receivables Corp.          11,000,000                     10,929,031
6.15% 2/14/00

CXC, Inc. 6.03% 2/18/00              11,250,000                     11,169,644

Enterprise Funding Corp.             11,250,000                     11,209,500
yankee 6.15% 1/27/00

Finova Capital Corp.  6.4225%        13,000,000                     12,989,015
4/10/00 (i)

New Center Asset Trust  6.05%        11,000,000                     10,866,056
3/21/00

Windmill Funding Corp. yankee        11,000,000                     10,962,260
6.15% 1/26/00

TOTAL COMMERCIAL PAPER                                               90,159,103
(Cost $90,081,486)



CASH EQUIVALENTS - 2.2%

                              MATURITY AMOUNT

Investments in repurchase     $ 30,295,212                       30,286,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.65%,
dated 12/31/99 due 1/3/00

                              SHARES

Taxable Central Cash Fund,     77,158,125                        77,158,125
5.12% (c)

TOTAL CASH EQUIVALENTS                                           107,444,125
(Cost $107,444,125)

TOTAL INVESTMENT PORTFOLIO -                                     4,954,658,174
99.9%
(Cost $4,260,810,275)

NET OTHER ASSETS - 0.1%                                          5,944,708

NET ASSETS - 100%                                                $ 4,960,602,882


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,564,140 or 3.1% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.

(h) Partial interest payment received on the last interest payment date.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   ACQUISITION COST

Alliance Gaming Corp.         7/28/98            $ 259,200

Goldman Sachs Group L.P.      1/25/99            $ 12,900,000
6.5025% 7/27/00

Micron Technology, Inc. 6.5%  7/15/99 - 11/1/99  $ 1,597,500
9/30/05

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        20.8%      AAA, AA, A    19.2%

Baa               6.8%       BBB           6.7%

Ba                1.3%       BB            1.9%

B                 5.3%       B             5.1%

Caa               1.2%       CCC           1.1%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $4,271,160,399 and $4,294,454,579, respectively, of which long-term U.S. government and government agency obligations aggregated $1,401,412,857 and $1,127,467,271, respectively.

The market value of futures contracts opened and closed during the period amounted to $287,734,098 and $363,516,685, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $93,901 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $14,518,331 and 0.3% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $11,430,000. The weighted average interest rate was 5.1%.

The fund participated in the security lending program. At period end there were no loans outstanding.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,262,446,958. Net unrealized appreciation aggregated $692,211,216, of which $841,455,570 related to appreciated investment securities and $149,244,354 related to depreciated investment securities.

The fund hereby designates approximately $204,447,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 4,954,658,174
value (including repurchase
agreements of $30,286,000)
(cost $4,260,810,275) -  See
accompanying schedule

Cash                                         16,177

Receivable for fund shares                   2,613,621
sold

Dividends receivable                         2,246,724

Interest receivable                          27,327,397

Other receivables                            124,585

 TOTAL ASSETS                                4,986,986,678

LIABILITIES

Payable for investments        $ 9,085,898
purchased Regular delivery

 Delayed delivery               8,564,848

Payable for fund shares         6,113,364
redeemed

Accrued management fee          2,143,126

Distribution fees payable       1,898

Other payables and  accrued     474,662
expenses

 TOTAL LIABILITIES                           26,383,796

NET ASSETS                                  $ 4,960,602,882

Net Assets consist of:

Paid in capital                             $ 3,744,400,943

Undistributed net investment                 163,666,159
income

Accumulated undistributed net                358,686,209
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  693,849,571
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 4,960,602,882

INITIAL CLASS: NET ASSET                     $18.67
VALUE, offering price   and
redemption price per share
 ($4,936,925,664 (divided
by)   264,372,263 shares)

SERVICE CLASS: NET ASSET                     $18.59
VALUE, offering price   and
redemption price per share
 ($23,677,218 (divided by)
1,273,914 shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                               $ 37,717,264
Dividends

Interest                                         156,178,124

Security lending                                 1,300

 TOTAL INCOME                                    193,896,688

EXPENSES

Management fee                   $ 25,926,306

Transfer agent fees               3,226,198

Distribution fees - Service       14,423
Class

Accounting and security           938,579
lending fees

Non-interested trustees'          21,216
compensation

Custodian fees and expenses       108,798

Registration fees                 19,156

Audit                             46,405

Legal                             32,889

Interest                          1,619

Miscellaneous                     272,231

 Total expenses before            30,607,820
reductions

 Expense reductions               (377,290)      30,230,530

NET INVESTMENT INCOME                            163,666,158

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            362,588,171

 Foreign currency transactions    (3,601)

 Futures contracts                2,722,629      365,307,199

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (11,464,827)

 Assets and liabilities in        21
foreign currencies

 Futures contracts                (3,226,917)    (14,691,723)

NET GAIN (LOSS)                                  350,615,476

NET INCREASE (DECREASE) IN                      $ 514,281,634
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                               $ 355,082
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                              22,208

                                                $ 377,290

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 163,666,158                 $ 160,471,734
income

 Net realized gain (loss)       365,307,199                   201,707,185

 Change in net unrealized       (14,691,723)                  287,626,860
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     514,281,634                   649,805,779
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (161,497,855)                 (139,636,837)
From net investment income

 From net realized gain         (204,563,949)                 (418,910,515)

 TOTAL DISTRIBUTIONS            (366,061,804)                 (558,547,352)

Share transactions - net        (98,885,126)                  420,062,178
increase (decrease)

  TOTAL INCREASE (DECREASE)     49,334,704                    511,320,605
IN NET ASSETS

NET ASSETS

 Beginning of period            4,911,268,178                 4,399,947,573

 End of period (including      $ 4,960,602,882               $ 4,911,268,178
undistributed net investment
income of $163,666,159 and
$159,730,084, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                   YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS          SHARES                        DOLLARS

Share transactions Initial   18,326,496                   $ 320,298,483     23,406,455                   $ 397,953,748
Class  Sold

  Reinvested                 21,655,706                    365,548,318      34,542,119                    558,546,057

  Redeemed                   (45,749,338)                  (801,281,286)    (32,078,907)                  (541,870,122)

  Net increase (decrease)    (5,767,136)                  $ (115,434,485)   25,869,667                   $ 414,629,683

 Service Class  Sold         1,054,578                    $ 18,334,058      330,869                      $ 5,609,677

  Reinvestment               30,528                        513,486          80                            1,295

  Redeemed                   (131,705)                     (2,298,185)      (11,004)                      (178,477)

  Net increase (decrease)    953,401                      $ 16,549,359      319,945                      $ 5,432,495

Distributions From net                                    $ 161,271,317                                  $ 139,636,513
investment income  Initial
Class

  Service Class                                            226,538                                        324

  Total                                                   $ 161,497,855                                  $ 139,636,837

 From net realized gain                                   $ 204,277,001                                  $ 418,909,543
Initial Class

  Service Class                                            286,948                                        972

  Total                                                   $ 204,563,949                                  $ 418,910,515

                                                          $ 366,061,804                                  $ 558,547,352



FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.16      $ 18.01      $ 16.93      $ 15.79      $ 13.79
period

Income from Investment
Operations

Net investment income             .59 D        .59 D        .57 D        .63          .30

Net realized and unrealized       1.28         1.84         2.58         1.55         1.99
gain (loss)

Total from investment             1.87         2.43         3.15         2.18         2.29
operations

Less Distributions

From net investment income        (.60)        (.57)        (.59)        (.57)        (.29)

From net realized gain            (.76)        (1.71)       (1.48)       (.47)        -

 Total distributions              (1.36)       (2.28)       (2.07)       (1.04)       (.29)

Net asset value, end of period   $ 18.67      $ 18.16      $ 18.01      $ 16.93      $ 15.79

TOTAL RETURN B, C                 11.09%       15.05%       20.65%       14.60%       16.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,936,926  $ 4,905,468  $ 4,399,937  $ 3,641,194  $ 3,332,844
(000 omitted)

Ratio of expenses to average      .63%         .64%         .65%         .74%         .81%
net assets

Ratio of expenses to average      .62% F       .63% F       .64% F       .73% F       .79% F
net assets after expense
reductions

Ratio of net investment           3.36%        3.46%        3.43%        3.60%        3.54%
income to average net assets

Portfolio turnover                94%          113%         101%         168%         256%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.10   $ 17.99  $ 17.60
period

Income from Investment
Operations

Net investment income D           .56       .57      .10

Net realized and unrealized       1.29      1.82     .29
gain (loss)

Total from investment             1.85      2.39     .39
operations

Less Distributions

From net investment income        (.60)     (.57)    -

From net realized gain            (.76)     (1.71)   -

Total distributions               (1.36)    (2.28)   -

Net asset value, end of period   $ 18.59   $ 18.10  $ 17.99

TOTAL RETURN B, C                 11.01%    14.82%   2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,677  $ 5,801  $ 10
(000 omitted)

Ratio of expenses to average      .74%      .78%     .75% A
net assets

Ratio of expenses to average      .73% F    .77% F   .75% A
net assets after expense
reductions

Ratio of net investment           3.25%     3.49%    3.52% A
income to average net assets

Portfolio turnover                94%       113%     101%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FIDELITY VARIABLE INSURANCE PRODUCTS: HIGH INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: HIGH INCOME -   8.25%        10.90%        12.44%
"INITIAL CLASS"

ML High Yield Master II       2.51%        9.89%         11.21%

ML High Yield Master          1.57%        9.61%         10.79%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. You can also compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in both benchmarks have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 OVER 10 YEARS

             VIP High Income             ML High Yield Master II
             00152                       ML012
  1989/12/31      10000.00                    10000.00
  1990/01/31       9778.95                     9729.76
  1990/02/28       9628.38                     9582.73
  1990/03/31       9526.79                     9756.91
  1990/04/30       9555.01                     9824.08
  1990/05/31       9751.34                     9988.09
  1990/06/30       9904.94                    10241.74
  1990/07/31      10057.94                    10496.10
  1990/08/31       9889.68                    10016.04
  1990/09/30       9655.18                     9597.18
  1990/10/31       9420.89                     9322.82
  1990/11/30       9641.86                     9420.70
  1990/12/31       9776.69                     9563.84
  1991/01/31       9984.11                     9759.61
  1991/02/28      10537.25                    10606.29
  1991/03/31      10910.62                    11121.60
  1991/04/30      11297.81                    11515.92
  1991/05/31      11463.75                    11560.78
  1991/06/30      11712.67                    11816.17
  1991/07/31      12155.18                    12140.47
  1991/08/31      12321.12                    12416.66
  1991/09/30      12597.68                    12595.60
  1991/10/31      13026.37                    13023.03
  1991/11/30      13136.99                    13160.21
  1991/12/31      13206.13                    13310.10
  1992/01/31      13911.38                    13759.68
  1992/02/29      14416.48                    14103.59
  1992/03/31      14882.50                    14305.95
  1992/04/30      14987.73                    14380.10
  1992/05/31      15168.12                    14584.44
  1992/06/30      15333.48                    14760.84
  1992/07/31      15634.14                    15047.75
  1992/08/31      15964.86                    15239.40
  1992/09/30      16130.22                    15400.95
  1992/10/31      15889.69                    15198.59
  1992/11/30      16085.12                    15435.41
  1992/12/31      16265.52                    15631.89
  1993/01/31      16701.47                    15995.57
  1993/02/28      16986.36                    16281.69
  1993/03/31      17378.35                    16567.40
  1993/04/30      17492.68                    16681.09
  1993/05/31      17754.01                    16884.56
  1993/06/30      18211.34                    17213.15
  1993/07/31      18391.00                    17381.37
  1993/08/31      18587.00                    17544.91
  1993/09/30      18652.33                    17622.79
  1993/10/31      19093.32                    17949.08
  1993/11/30      19272.99                    18051.73
  1993/12/31      19583.31                    18241.55
  1994/01/31      20236.63                    18635.87
  1994/02/28      20212.37                    18506.39
  1994/03/31      19531.46                    17908.27
  1994/04/30      19334.35                    17685.51
  1994/05/31      19370.19                    17646.85
  1994/06/30      19298.52                    17727.51
  1994/07/31      19370.19                    17834.52
  1994/08/31      19370.19                    17975.91
  1994/09/30      19513.54                    17972.34
  1994/10/31      19334.35                    18019.74
  1994/11/30      19173.08                    17864.69
  1994/12/31      19262.68                    18052.92
  1995/01/31      19477.70                    18306.41
  1995/02/28      20146.21                    18893.17
  1995/03/31      20397.07                    19148.48
  1995/04/30      20995.29                    19633.62
  1995/05/31      21535.61                    20249.91
  1995/06/30      21593.50                    20386.07
  1995/07/31      22114.52                    20651.54
  1995/08/31      22288.19                    20759.91
  1995/09/30      22654.84                    21001.17
  1995/10/31      22867.11                    21178.68
  1995/11/30      22982.89                    21388.58
  1995/12/31      23253.05                    21746.94
  1996/01/31      23793.37                    22110.22
  1996/02/29      24186.36                    22177.78
  1996/03/31      24122.82                    22087.12
  1996/04/30      24482.87                    22118.08
  1996/05/31      24821.73                    22277.49
  1996/06/30      24948.80                    22366.25
  1996/07/31      24864.09                    22513.28
  1996/08/31      25224.13                    22787.88
  1996/09/30      25965.39                    23323.52
  1996/10/31      25880.68                    23525.96
  1996/11/30      26156.00                    23998.40
  1996/12/31      26516.05                    24197.90
  1997/01/31      26876.09                    24379.70
  1997/02/28      27363.58                    24754.49
  1997/03/31      26513.50                    24413.99
  1997/04/30      26927.05                    24727.02
  1997/05/31      28052.84                    25247.65
  1997/06/30      28558.30                    25637.85
  1997/07/31      29592.19                    26317.41
  1997/08/31      29844.91                    26285.73
  1997/09/30      30901.78                    26758.57
  1997/10/31      30626.07                    26895.20
  1997/11/30      30855.83                    27134.79
  1997/12/31      31200.46                    27408.05
  1998/01/31      31912.69                    27844.84
  1998/02/28      32154.10                    27957.65
  1998/03/31      32827.21                    28223.21
  1998/04/30      32956.66                    28344.43
  1998/05/31      32723.66                    28514.88
  1998/06/30      32697.77                    28662.15
  1998/07/31      32878.99                    28844.82
  1998/08/31      28814.42                    27388.76
  1998/09/30      28529.64                    27460.05
  1998/10/31      27752.97                    26867.49
  1998/11/30      30031.20                    28267.98
  1998/12/31      29849.98                    28217.33
  1999/01/31      30730.20                    28592.84
  1999/02/28      30600.09                    28403.58
  1999/03/31      31370.80                    28733.52
  1999/04/30      32940.77                    29259.23
  1999/05/31      32055.88                    28990.81
  1999/06/30      32198.60                    28918.97
  1999/07/31      32084.42                    28957.87
  1999/08/31      31542.07                    28651.91
  1999/09/30      31056.81                    28537.03
  1999/10/31      30914.08                    28382.14
  1999/11/30      31570.62                    28752.25
  1999/12/31      32312.78                    28925.80
IMATRL PRASUN   SHR__CHT 19991231 20000126 132142 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $32,313 - a 223.13% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,926 - a 189.26% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index, rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS
EQUIVALENTS)

WinStar Communications, Inc.    4.2

Nextel Communications, Inc.     4.0

NEXTLINK Communications, Inc.   2.8

Allied Waste North America,     2.4
Inc.

CSC Holdings, Inc.              2.1

                                15.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

UTILITIES                       32.2

MEDIA & LEISURE                 22.3

TECHNOLOGY                      7.9

BASIC INDUSTRIES                7.5

INDUSTRIAL MACHINERY &          4.6
EQUIPMENT

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.2

Ba                              2.7

B                               50.1

Caa, Ca, C                      19.7

Not Rated                       6.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1999 ACCOUNT FOR 6.6% OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: HIGH INCOME PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset based distribution fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: HIGH INCOME -    8.08%        10.84%        12.42%
SERVICE CLASS

ML High Yield Master II        2.51%        9.89%         11.21%

ML High Yield Master           1.57%        9.61%         10.79%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. You can also compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in both benchmarks have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. These benchmarks reflect the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 OVER 10 YEARS

             VIP High Income - SC        ML High Yield Master II
             00492                       ML012
  1989/12/31      10000.00                    10000.00
  1990/01/31       9778.95                     9729.76
  1990/02/28       9628.38                     9582.73
  1990/03/31       9526.79                     9756.91
  1990/04/30       9555.01                     9824.08
  1990/05/31       9751.34                     9988.09
  1990/06/30       9904.94                    10241.74
  1990/07/31      10057.94                    10496.10
  1990/08/31       9889.68                    10016.04
  1990/09/30       9655.18                     9597.18
  1990/10/31       9420.89                     9322.82
  1990/11/30       9641.86                     9420.70
  1990/12/31       9776.69                     9563.84
  1991/01/31       9984.11                     9759.61
  1991/02/28      10537.25                    10606.29
  1991/03/31      10910.62                    11121.60
  1991/04/30      11297.81                    11515.92
  1991/05/31      11463.75                    11560.78
  1991/06/30      11712.67                    11816.17
  1991/07/31      12155.18                    12140.47
  1991/08/31      12321.12                    12416.66
  1991/09/30      12597.68                    12595.60
  1991/10/31      13026.37                    13023.03
  1991/11/30      13136.99                    13160.21
  1991/12/31      13206.13                    13310.10
  1992/01/31      13911.38                    13759.68
  1992/02/29      14416.48                    14103.59
  1992/03/31      14882.50                    14305.95
  1992/04/30      14987.73                    14380.10
  1992/05/31      15168.12                    14584.44
  1992/06/30      15333.48                    14760.84
  1992/07/31      15634.14                    15047.75
  1992/08/31      15964.86                    15239.40
  1992/09/30      16130.22                    15400.95
  1992/10/31      15889.69                    15198.59
  1992/11/30      16085.12                    15435.41
  1992/12/31      16265.52                    15631.89
  1993/01/31      16701.47                    15995.57
  1993/02/28      16986.36                    16281.69
  1993/03/31      17378.35                    16567.40
  1993/04/30      17492.68                    16681.09
  1993/05/31      17754.01                    16884.56
  1993/06/30      18211.34                    17213.15
  1993/07/31      18391.00                    17381.37
  1993/08/31      18587.00                    17544.91
  1993/09/30      18652.33                    17622.79
  1993/10/31      19093.32                    17949.08
  1993/11/30      19272.99                    18051.73
  1993/12/31      19583.31                    18241.55
  1994/01/31      20236.63                    18635.87
  1994/02/28      20212.37                    18506.39
  1994/03/31      19531.46                    17908.27
  1994/04/30      19334.35                    17685.51
  1994/05/31      19370.19                    17646.85
  1994/06/30      19298.52                    17727.51
  1994/07/31      19370.19                    17834.52
  1994/08/31      19370.19                    17975.91
  1994/09/30      19513.54                    17972.34
  1994/10/31      19334.35                    18019.74
  1994/11/30      19173.08                    17864.69
  1994/12/31      19262.68                    18052.92
  1995/01/31      19477.70                    18306.41
  1995/02/28      20146.21                    18893.17
  1995/03/31      20397.07                    19148.48
  1995/04/30      20995.29                    19633.62
  1995/05/31      21535.61                    20249.91
  1995/06/30      21593.50                    20386.07
  1995/07/31      22114.52                    20651.54
  1995/08/31      22288.19                    20759.91
  1995/09/30      22654.84                    21001.17
  1995/10/31      22867.11                    21178.68
  1995/11/30      22982.89                    21388.58
  1995/12/31      23253.05                    21746.94
  1996/01/31      23793.37                    22110.22
  1996/02/29      24186.36                    22177.78
  1996/03/31      24122.82                    22087.12
  1996/04/30      24482.87                    22118.08
  1996/05/31      24821.73                    22277.49
  1996/06/30      24948.80                    22366.25
  1996/07/31      24864.09                    22513.28
  1996/08/31      25224.13                    22787.88
  1996/09/30      25965.39                    23323.52
  1996/10/31      25880.68                    23525.96
  1996/11/30      26156.00                    23998.40
  1996/12/31      26516.05                    24197.90
  1997/01/31      26876.09                    24379.70
  1997/02/28      27363.58                    24754.49
  1997/03/31      26513.50                    24413.99
  1997/04/30      26927.05                    24727.02
  1997/05/31      28052.84                    25247.65
  1997/06/30      28558.30                    25637.85
  1997/07/31      29592.19                    26317.41
  1997/08/31      29844.91                    26285.73
  1997/09/30      30901.78                    26758.57
  1997/10/31      30626.07                    26895.20
  1997/11/30      30832.85                    27134.79
  1997/12/31      31177.48                    27408.05
  1998/01/31      31912.69                    27844.84
  1998/02/28      32128.21                    27957.65
  1998/03/31      32827.21                    28223.21
  1998/04/30      32956.66                    28344.43
  1998/05/31      32697.77                    28514.88
  1998/06/30      32671.88                    28662.15
  1998/07/31      32853.10                    28844.82
  1998/08/31      28788.53                    27388.76
  1998/09/30      28503.75                    27460.05
  1998/10/31      27727.08                    26867.49
  1998/11/30      29979.42                    28267.98
  1998/12/31      29824.09                    28217.33
  1999/01/31      30652.54                    28592.84
  1999/02/28      30548.26                    28403.58
  1999/03/31      31319.11                    28733.52
  1999/04/30      32860.80                    29259.23
  1999/05/31      31975.75                    28990.81
  1999/06/30      32147.05                    28918.97
  1999/07/31      32004.30                    28957.87
  1999/08/31      31490.41                    28651.91
  1999/09/30      31005.06                    28537.03
  1999/10/31      30833.76                    28382.14
  1999/11/30      31490.41                    28752.25
  1999/12/31      32232.70                    28925.80
IMATRL PRASUN   SHR__CHT 19991231 20000203 121512 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: High Income Portfolio - Service Class on December 31, 1989. As the chart shows, by December 31, 1999, the value of the investment would have grown to $32,233 - a 222.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,926 - a 189.26% increase. Going forward, the fund will compare its performance to that of the Merrill Lynch High Yield Master II Index, rather than the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF
DECEMBER 31, 1999

(BY ISSUER, EXCLUDING CASH     % OF FUND'S NET ASSETS
EQUIVALENTS)

WinStar Communications, Inc.    4.2

Nextel Communications, Inc.     4.0

NEXTLINK Communications, Inc.   2.8

Allied Waste North America,     2.4
Inc.

CSC Holdings, Inc.              2.1

                                15.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

UTILITIES                       32.2

MEDIA & LEISURE                 22.3

TECHNOLOGY                      7.9

BASIC INDUSTRIES                7.5

INDUSTRIAL MACHINERY &          4.6
EQUIPMENT

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa, Aa, A                      0.0

Baa                             0.2

Ba                              2.7

B                               50.1

Caa, Ca, C                      19.7

Not Rated                       6.6

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31, 1999 ACCOUNT FOR 6.6% OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: HIGH INCOME PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Barry Coffman)

An interview with
Barry Coffman,
Portfolio Manager
of High Income Portfolio

Q. HOW DID THE FUND PERFORM, BARRY?

A. For the 12-month period that ended December 31, 1999, the fund significantly outpaced the 2.51% return of the Merrill Lynch High
Yield Master II Index.

Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING 1999?

A. Rising interest rates put pressure on nearly all bonds, although high-yield securities held up reasonably well. The comparatively high levels of income they provided helped cushion high-yield bonds against price declines. In addition, the ongoing strength of the stock market helped many companies with significant capital needs attract equity to finance growth and/or de-leverage their balance sheets. That said, this was the second year in a row that the high-yield market failed to earn its coupon, which is unusual given how strong the economy has been. In addition, the market was fairly volatile throughout the year, resulting in a wide disparity of returns between the best and worst performers. Companies that disappointed investors with worse-than-expected results got severely punished.

Q. WHAT HELPED THE FUND TO OUTPACE THE MERRILL LYNCH HIGH YIELD MASTER II INDEX DURING THE PAST 12 MONTHS?

A. The fund's large weighting - compared to the Merrill Lynch index - in telecommunications companies was a major reason for its outperformance. It was a particularly good year for companies that provide wireless communications, including Nextel and Millicom. Nextel continued to enjoy strong subscriber growth, raised a significant amount of equity and received an upgrade from the rating agencies. Millicom posted significant growth in its customer base despite increased competition in some of the foreign markets it serves. Elsewhere in the telecommunications industry, NEXTLINK, WinStar and Intermedia also were strong performers. These competitive local exchange carriers (CLECs) consistently demonstrated their ability to add new customers at the expense of regional Bell operating companies (RBOCs). Furthermore, NEXTLINK and WinStar attracted significant private and public equity, which helped improve their respective balance sheets and provided sufficient liquidity for the completion of the build out of their networks.

Q. ASIDE FROM THE TELECOMMUNICATIONS SECTOR, WHICH OF THE FUND'S
HOLDINGS WERE STANDOUTS DURING THE PAST SIX MONTHS?

A. A wave of merger and acquisition activity helped boost the cable sector, particularly the fund's holdings in U.K.-based companies NTL and Telewest. As virtually the only two remaining players in the British cable industry, both companies have added new customers by offering an attractive combination of cable, telephony and Internet service products.

Q. WHAT MADE NEXTEL AND WINSTAR - WHICH WERE THE FUND'S TWO LARGEST HOLDINGS AT THE END OF THE PERIOD - SO ATTRACTIVE?

A. Nextel has a truly differentiated mobile wireless product combining dispatch (walkie-talkie), conventional cellular and now Internet access all in one sleek handset. In 1999, Nextel made substantial gains in adding new subscribers. Furthermore, the company began to generate meaningful cash flow and its credit rating was upgraded twice. In another positive development, Nextel raised a significant amount of capital in order to fund its growth plans. WinStar provides voice and high-speed data services primarily to small- and mid-sized businesses. The company received a significant investment from Microsoft, which helped validate WinStar's business plan in the minds of many investors.

Q. WHERE WERE THE DISAPPOINTMENTS DURING THE PAST 12 MONTHS?

A. CellNet Data, which provides wireless reading of utility meters, was probably the biggest disappointment when the company was unsuccessful in raising additional capital to fund its growth plans. Another disappointment was supermarket chain Jitney-Jungle, which filed for bankruptcy protection when it experienced increased competitive and other pressures.

Q. WHAT FACTORS WILL SHAPE THE HIGH-YIELD MARKET'S PERFORMANCE IN
2000?

A. The strength of the economy and direction of interest rates will be major factors in determining high-yield bond returns. I don't foresee a U.S. recession over the near term. The future of interest rates is less certain, although I take comfort from the fact that inflation has remained in check so far. With an increasing percentage of the high-yield market made up of high-growth companies, the strength of the equity market also will be a significant factor. The default rate
- which measures the amount of high-yield companies that are unwilling or unable to honor their debt - rose to its highest level since the recessionary period of 1989-90. In my view, the default rate should decline in 2000, but the market is likely to remain volatile. As frustrating as that may be, I believe that type of environment plays to Fidelity's credit research strengths, providing many attractive investment opportunities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: to seek high current income by investing primarily in all types of income-producing debt securities with an emphasis on lower-quality securities

START DATE: September 19, 1985

SIZE: as of December 31, 1999, more than $2.5 billion

MANAGER: Barry Coffman, since 1990; joined
Fidelity in 1986
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: HIGH INCOME PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


CORPORATE BONDS - 76.5%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.8%

HEALTH - 0.4%

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Total Renal Care Holdings,        B1        $ 14,680,000                      $ 9,211,700
Inc. 7% 5/15/09 (f)

MEDIA & LEISURE - 0.4%

LODGING & GAMING - 0.4%

Signature Resorts, Inc. 5.75%     Caa1       17,105,000                        10,220,238
1/15/07

UTILITIES - 0.0%

TELEPHONE SERVICES - 0.0%

GST Telecommunications, Inc.      -          630,000                           567,000
0% 12/15/05 (d)(f)

TOTAL CONVERTIBLE BONDS                                                        19,998,938

NONCONVERTIBLE BONDS - 75.7%

AEROSPACE & DEFENSE - 0.3%

SHIP BUILDING & REPAIR - 0.3%

Newport News Shipbuilding,        B1         6,050,000                         6,034,875
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 7.0%

CHEMICALS & PLASTICS - 3.9%

Acetex Corp. yankee 9.75%         B3         2,000,000                         1,810,000
10/1/03

General Chemical Industrial       B3         5,350,000                         5,296,500
Products, Inc. 10.625% 5/1/09

Huntsman Corp.:

9.5% 7/1/07 (f)                   B2         8,330,000                         7,871,850

9.5% 7/1/07 (f)                   B2         34,830,000                        32,914,350

Huntsman ICI Chemicals LLC        B2         10,040,000                        10,316,100
10.125% 7/1/09 (f)

Huntsman ICI Holdings LLC 0%      B3         22,000,000                        6,627,500
12/31/09 (f)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3        4,260,000                         4,345,200

9.875% 5/1/07                     Ba3        11,890,000                        12,127,800

10.875% 5/1/09                    B2         11,360,000                        11,757,600

Zeneca Specialty Chemicals        B2         5,260,000                         5,444,100
PLC 11% 7/1/09 (f)

                                                                               98,511,000

IRON & STEEL - 0.2%

Republic Tech International       B3         8,370,000                         5,524,200
LLC/RTI Capital Corp. 13.75%
7/15/09 unit (f)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

METALS & MINING - 0.5%

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1        $ 1,860,000                       $ 1,836,750

12.75% 2/1/03                     B3         6,398,000                         6,398,000

Metals USA, Inc. 8.625%           B2         4,305,000                         4,035,938
2/15/08

                                                                               12,270,688

PACKAGING & CONTAINERS - 1.1%

Gaylord Container Corp.           Caa1       10,340,000                        9,616,200
9.375% 6/15/07

Packaging Corp. of America        B3         17,320,000                        17,688,050
9.625% 4/1/09

                                                                               27,304,250

PAPER & FOREST PRODUCTS - 1.3%

APP Finance II Mauritius Ltd.     B3         10,205,000                        6,735,300
12% 3/15/04

Container Corp. of America        B2         1,690,000                         1,740,700
gtd. 9.75% 4/1/03

Indah Kiat International          Caa1       1,700,000                         1,394,000
Finance Co. BV 12.5% 6/15/06

Millar Western Forest             B3         13,115,000                        13,115,000
Products Ltd. 9.875% 5/15/08

Repap New Brunswick, Inc.         Caa1       8,970,000                         8,274,825
yankee 10.625% 4/15/05

Stone Container Corp. 12.58%      B2         1,150,000                         1,224,750
8/1/16 (g)

                                                                               32,484,575

TOTAL BASIC INDUSTRIES                                                         176,094,713

CONSTRUCTION & REAL ESTATE -
1.7%

BUILDING MATERIALS - 0.4%

International Utility             Caa1       9,200,000                         7,544,000
Structures, Inc.  10.75%
2/1/08

Schuff Steel Co.  10.5% 6/1/08    B3         1,850,000                         1,507,750

                                                                               9,051,750

CONSTRUCTION - 0.2%

Del Webb Corp.  10.25% 2/15/10    B2         4,920,000                         4,698,600

Great Lakes Dredge & Dock         B3         240,000                           250,800
Corp. 11.25% 8/15/08

                                                                               4,949,400

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - 0.8%

LNR Property Corp.:

9.375% 3/15/08                    B1        $ 14,395,000                      $ 13,495,313

10.5% 1/15/09                     B1         7,040,000                         6,952,000

                                                                               20,447,313

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Ocwen Asset Investment Corp.      -          9,880,000                         8,398,000
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                      42,846,463
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.4%

Tenneco, Inc. 11.625%             B2         8,540,000                         8,668,100
10/15/09 (f)

TEXTILES & APPAREL - 0.1%

Pillowtex Corp.:

9% 12/15/07                       Ca         2,350,000                         1,045,750

10% 11/15/06                      Ca         1,370,000                         609,650

Worldtex, Inc. 9.625% 12/15/07    B1         2,315,000                         1,875,150

                                                                               3,530,550

TOTAL DURABLES                                                                 12,198,650

ENERGY - 2.3%

COAL - 0.4%

P&L Coal Holdings Corp.           B2         10,210,000                        9,954,750
9.625% 5/15/08

ENERGY SERVICES - 0.1%

RBF Finance Co.  11.375%          Ba3        3,120,000                         3,354,000
3/15/09

OIL & GAS - 1.8%

Belden & Blake Corp. 9.875%       Caa3       2,155,000                         1,055,950
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         1,610,000                         1,420,825

8.5% 3/15/12                      B3         840,000                           701,400

9.125% 4/15/06                    B3         2,250,000                         2,047,500

9.625% 5/1/05                     B3         13,256,000                        12,526,920

Great Lakes Carbon Corp.:

0% 5/15/09 (d)                    Caa1       15,215,000                        8,063,950

10.25% 5/15/08 pay-in-kind        B3         10,330,000                        9,710,200

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         5,860,000                         5,713,500



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Series D, 10.25% 3/15/06          B2        $ 2,770,000                       $ 2,700,750

Seven Seas Petroleum, Inc.        Caa1       2,130,000                         852,000
12.5% 5/15/05

                                                                               44,792,995

TOTAL ENERGY                                                                   58,101,745

FINANCE - 2.7%

CREDIT & OTHER FINANCE - 2.7%

Ameriserve Finance                B2         15,390,000                        12,619,800
Trust/Ameriserve Capital
Corp. 12% 9/15/06 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       10,130,000                        6,736,450

10% 3/15/04                       Caa3       1,824,000                         1,185,600

Arcadia Financial Ltd. 11.5%      B3         2,340,000                         2,433,600
3/15/07

Dobson/Sygnet Communications      -          4,170,000                         4,587,000
Co. 12.25% 12/15/08

Imperial Credit Capital Trust     B2         4,870,000                         3,798,600
I 10.25% 6/14/02

Imperial Credit Industries        B3         17,470,000                        12,927,800
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        2,720,000                         1,632,000

7.6% 8/1/07                       Ba2        3,892,000                         2,140,600

7.875% 8/1/03                     Ba2        6,900,000                         3,933,000

Metris Companies, Inc. 10%        Ba3        100,000                           95,000
11/1/04

MFN Financial Corp.  10%          -          10,000,000                        9,400,000
3/23/01

PX Escrow Corp.  0% 2/1/06 (d)    B3         3,190,000                         1,531,200

WinStar Equipment II Corp.        CCC+       3,370,000                         3,538,500
12.5% 3/15/04

                                                                               66,559,150

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP  14% 6/10/02 (f)     -          16,948                            16,609

TOTAL FINANCE                                                                  66,575,759

HEALTH - 2.8%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1       10,080,000                        6,048,000
11% 5/1/08

MEDICAL EQUIPMENT & SUPPLIES
- 0.8%

Wright Medical Technology,        Caa3       18,650,000                        20,794,750
Inc. 11.75% 7/1/00 (c)(g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 1.8%

Fountain View, Inc. 11.25%        Caa1      $ 7,330,000                       $ 5,570,800
4/15/08

Harborside Healthcare Corp.       B3         10,250,000                        3,280,000
0% 8/1/08 (d)

Mariner Post-Acute Network,       B3         11,630,000                        697,800
Inc. 9.5% 11/1/07 (c)

Oxford Health Plans, Inc. 11%     Caa1       14,465,000                        14,031,050
5/15/05

Tenet Healthcare Corp.:

7.875% 1/15/03                    Ba1        5,040,000                         4,939,200

8.125% 12/1/08                    Ba3        10,710,000                        9,987,075

Unilab Corp. 12.75% 10/1/09       B3         5,410,000                         5,599,350
(f)

                                                                               44,105,275

TOTAL HEALTH                                                                   70,948,025

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.9%

ELECTRICAL EQUIPMENT - 0.5%

Motors & Gears, Inc. 10.75%       B3         9,170,000                         8,894,900
11/15/06

Telex Communications, Inc.        B2         7,490,000                         4,643,800
10.5% 5/1/07

                                                                               13,538,700

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Dunlop Standard Aero Holdings     B3         1,450,000                         1,493,500
PLC  11.875% 5/15/09

Thermadyne Holdings Corp. 0%      Caa1       11,470,000                        5,218,850
6/1/08 (d)

Thermadyne Manufacturing LLC      B3         4,470,000                         3,710,100
9.875% 6/1/08

Tokheim Corp.  11.375% 8/1/08     B3         10,350,000                        6,054,750

                                                                               16,477,200

POLLUTION CONTROL - 2.7%

Allied Waste North America,       B2         67,180,000                        59,790,193
Inc.  10% 8/1/09 (f)

Envirosource, Inc.:

Series B, 9.75% 6/15/03           Caa3       4,900,000                         3,087,000

9.75% 6/15/03                     Caa3       9,496,000                         5,982,480

                                                                               68,859,673

TOTAL INDUSTRIAL MACHINERY &                                                   98,875,573
EQUIPMENT



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MEDIA & LEISURE - 18.4%

BROADCASTING - 12.9%

Adelphia Communications Corp.:

7.75% 1/15/09                     B1        $ 7,000,000                       $ 6,247,500

9.875% 3/1/05                     B1         5,000,000                         5,087,500

Ascent Entertainment Group,       B3         12,445,000                        9,271,525
Inc. 0% 12/15/04 (d)

Benedek Communications Corp.      B3         5,000,000                         4,500,000
0% 5/15/06 (d)

Century Communications Corp.      B1         7,380,000                         7,140,150
8.875% 1/15/07

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)                     B2         8,780,000                         5,136,300

8.625% 4/1/09                     B2         23,250,000                        21,506,250

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         11,561,000                        9,451,118

yankee 0% 12/15/05 (d)            B3         9,875,000                         9,282,500

Earthwatch, Inc. 0% 7/15/07       -          16,560,000                        11,592,000
unit (d)(f)

EchoStar DBS Corp. 9.375%         B2         15,700,000                        15,739,250
2/1/09

FrontierVision Holdings           B1         210,000                           184,800
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

Golden Sky DBS, Inc.  0%          Caa1       10,640,000                        6,437,200
3/1/07 (d)

International Cabletel, Inc.      B3         40,484,000                        36,536,810
0% 2/1/06 (d)

LIN Holdings Corp. 0% 3/1/08      B3         11,678,000                        7,882,650
(d)

NTL Communications Corp.          B3         14,080,000                        15,241,600
11.5% 10/1/08

NTL, Inc. 0% 4/1/08 (d)           B3         12,185,000                        8,407,650

Olympus Communications            B1         7,585,000                         7,926,325
LP/Olympus Capital Corp.
10.625% 11/15/06

Satelites Mexicanos SA  de CV:

0% 6/30/04 (f)(g)                 B1         13,229,000                        12,170,680

10.125% 11/1/04                   B3         25,420,000                        17,794,000

Spectrasite Holdings, Inc. 0%     -          8,670,000                         4,595,100
4/15/09 (d)

Telemundo Holdings, Inc. 0%       Caa1       2,190,000                         1,324,950
8/15/08 (d)

Telewest PLC 0% 10/1/07 (d)       B1         31,492,000                        29,130,100

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (d)           B2        $ 34,210,000                      $ 28,736,400

Series D 0% 5/15/06 (d)           B2         5,520,000                         4,636,800

United International              B3         45,375,000                        28,359,375
Holdings, Inc.  0% 2/15/08
(d)

United Pan-Europe                 B2         9,710,000                         9,855,650
Communications NV 10.875%
8/1/09

                                                                               324,174,183

ENTERTAINMENT - 2.1%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         4,910,000                         4,333,075

9.5% 2/1/11                       B3         690,000                           602,025

Cinemark USA, Inc.:

8.5% 8/1/08                       B2         2,000,000                         1,750,000

9.625% 8/1/08                     B2         7,360,000                         6,771,200

Hollywood Entertainment Corp.     B3         10,690,000                        9,888,250
10.625% 8/15/04

Premier Parks, Inc.  0%           B3         15,440,000                        10,499,200
4/1/08 (d)

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       2,660,000                         1,988,350

9.5% 6/1/08                       Caa1       22,040,000                        17,411,600

                                                                               53,243,700

LEISURE DURABLES & TOYS - 0.3%

Marvel Enterprises, Inc. 12%      -          8,750,000                         8,137,500
6/15/09

LODGING & GAMING - 2.3%

Florida Panthers Holdings,        B2         8,750,000                         8,487,500
Inc. 9.875% 4/15/09

Hollywood Casino Corp. 11.25%     B3         1,210,000                         1,261,425
5/1/07

Horseshoe Gaming LLC 8.625%       B2         7,300,000                         7,026,250
5/15/09

KSL Recreation Group, Inc.        B3         8,280,000                         8,114,400
10.25% 5/1/07

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         12,280,000                        11,481,800

9.75% 10/1/07                     B3         23,950,000                        20,597,000

                                                                               56,968,375

PUBLISHING - 0.2%

Garden State Newspapers, Inc.     B1         4,000,000                         3,770,000
Series B, 8.75% 10/1/09

RESTAURANTS - 0.6%

AFC Enterprises, Inc. 10.25%      B3         9,890,000                         9,939,450
5/15/07



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

CKE Restaurants, Inc. 9.125%      B2        $ 4,250,000                       $ 3,187,500
5/1/09

NE Restaurant, Inc. 10.75%        B3         3,120,000                         2,769,000
7/15/08

                                                                               15,895,950

TOTAL MEDIA & LEISURE                                                          462,189,708

NONDURABLES - 0.7%

FOODS - 0.3%

International Home Foods,         B2         7,150,000                         7,418,125
Inc. 10.375% 11/1/06

HOUSEHOLD PRODUCTS - 0.4%

AKI Holding Corp.  0% 7/1/09      Caa1       9,120,000                         4,240,800
(d)

AKI, Inc. 10.5% 7/1/08            B2         6,960,000                         6,264,000

                                                                               10,504,800

TOTAL NONDURABLES                                                              17,922,925

RETAIL & WHOLESALE - 1.9%

APPAREL STORES - 1.1%

Mothers Work, Inc. 12.625%        B3         7,440,000                         7,495,800
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      B1         18,870,000                        13,963,800

9% 7/15/07                        B3         9,850,000                         5,614,500

                                                                               27,074,100

GROCERY STORES - 0.8%

Ameriserve Food Distribution,
Inc.:

8.875% 10/15/06                   B3         8,005,000                         4,482,800

10.125% 7/15/07                   Caa1       8,920,000                         2,943,600

Jitney-Jungle Stores  of
America, Inc.:

10.375% 9/15/07 (c)               C          9,685,000                         48,425

12% 3/1/06 (c)                    Caa3       2,590,000                         621,600

Pathmark Stores, Inc. 9.625%      Caa3       7,305,000                         5,478,750
5/1/03

Pueblo Xtra  International,
Inc.:

Series C, 9.5% 8/1/03             B3         4,590,000                         2,754,000

9.5% 8/1/03                       B3         6,260,000                         3,756,000

                                                                               20,085,175

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Finlay Enterprises, Inc.  9%      B2         1,000,000                         920,000
5/1/08

TOTAL RETAIL & WHOLESALE                                                       48,079,275

SERVICES - 2.5%

LEASING & RENTAL - 0.2%

Rent-A-Center, Inc.  11%          B2         6,230,000                         6,401,325
8/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

PRINTING - 1.1%

Sullivan Graphics, Inc.           Caa1      $ 21,340,000                      $ 22,246,950
12.75% 8/1/05

World Color Press, Inc. 7.75%     Baa3       5,090,000                         4,848,225
2/15/09

                                                                               27,095,175

SERVICES - 1.2%

AP Holdings, Inc.  0% 3/15/08     Caa2       2,470,000                         988,000
(d)

Apcoa, Inc.  9.25% 3/15/08        Caa1       15,140,000                        10,598,000

Medaphis Corp.  9.5% 2/15/05      Caa1       13,713,000                        10,559,010

SITEL Corp.  9.25% 3/15/06        B3         2,890,000                         2,716,600

Spin Cycle, Inc.  0% 5/1/05       -          25,335,000                        5,067,000
(d)

                                                                               29,928,610

TOTAL SERVICES                                                                 63,425,110

TECHNOLOGY - 6.9%

COMPUTER SERVICES & SOFTWARE
- 3.2%

Concentric Network Corp.          B-         12,760,000                        13,398,000
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         14,660,000                        9,199,150

12.5% 2/15/09                     B3         10,734,000                        11,109,690

DecisionOne Corp.  9.75%          B3         7,220,000                         27,075
8/1/07 (c)

Exodus Communications, Inc.       B-         12,510,000                        12,728,925
10.75% 12/15/09 (f)

PSINet, Inc.:

10% 2/15/05                       B3         5,215,000                         5,169,369

10.5% 12/1/06 (f)                 B3         6,010,000                         6,085,125

11% 8/1/09                        B3         9,400,000                         9,658,500

11.5% 11/1/08                     B3         5,500,000                         5,775,000

Verio, Inc.:

10.625% 11/15/09 (f)              B3         5,880,000                         5,997,600

11.25% 12/1/08                    B3         1,840,000                         1,922,800

                                                                               81,071,234

ELECTRONIC INSTRUMENTS - 0.7%

Telecommunications Techniques     B3         19,385,000                        17,640,350
Co. LLC 9.75% 5/15/08

ELECTRONICS - 3.0%

ChipPAC International Ltd.        B3         5,670,000                         5,953,500
12.75% 8/1/09 (f)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Communications Instruments,       B3        $ 3,910,000                       $ 3,245,300
Inc.  10% 9/15/04

Details, Inc. 10% 11/15/05        B3         530,000                           487,600

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         1,370,000                         1,383,700

10.375% 10/1/07                   B3         13,050,000                        13,311,000

Hadco Corp.  9.5% 6/15/08         B2         12,835,000                        12,449,950

Insilco Corp.  12% 8/15/07        B3         7,380,000                         7,232,400

Intersil Corp.  13.25%            B3         9,470,000                         10,322,300
8/15/09 (f)

Micron Technology, Inc. 6.5%      B3         10,000,000                        7,975,000
9/30/05 (h)

SCG Holding                       B2         10,590,000                        11,251,875
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (f)

                                                                               73,612,625

TOTAL TECHNOLOGY                                                               172,324,209

TRANSPORTATION - 0.7%

AIR TRANSPORTATION - 0.6%

Atlas Air, Inc.  10.75% 8/1/05    B2         7,000,000                         7,105,000

Kitty Hawk, Inc.  9.95%           B1         8,459,000                         8,353,263
11/15/04

                                                                               15,458,263

SHIPPING - 0.1%

Holt Group, Inc. 9.75% 1/15/06    Caa1       3,610,000                         2,346,500

TOTAL TRANSPORTATION                                                           17,804,763

UTILITIES - 23.4%

CELLULAR - 9.3%

Cellnet Data Systems, Inc.:

0% 10/1/07 (d)                    -          69,670,000                        7,663,700

15% 1/7/00 (h)                    -          2,854,000                         2,854,000

Clearnet Communications, Inc.     B3         2,140,000                         2,102,550
yankee 0% 12/15/05 (d)

McCaw International Ltd. 0%       Caa1       45,885,000                        32,119,500
4/15/07 (d)

Metrocall, Inc.:

10.375% 10/1/07                   B3         6,790,000                         4,040,050

11% 9/15/08                       B3         3,410,000                         2,080,100

Millicom International            Caa1       52,300,000                        43,278,250
Cellular SA 0% 6/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.       B1        $ 18,390,000                      $ 18,091,163
9.375% 11/15/09 (f)

Nextel International, Inc. 0%     Caa1       28,900,000                        17,195,500
4/15/08 (d)

Orbital Imaging Corp.:

11.625% 3/1/05                    CCC+       14,975,000                        10,108,125

Orion Network  Systems, Inc.:

0% 1/15/07 (d)                    B2         12,460,000                        5,793,900

11.25% 1/15/07                    B2         5,350,000                         4,012,500

PageMart Nationwide, Inc. 0%      B3         17,880,000                        15,913,200
2/1/05 (d)

PageMart Wireless, Inc. 0%        Caa2       23,020,000                        8,287,200
2/1/08 (d)

TeleCorp PCS, Inc.  0%            B3         8,980,000                         5,657,400
4/15/09 (d)

Telesystem International
Wireless, Inc.:

0% 6/30/07 (d)                    Caa1       18,940,000                        12,121,600

0% 11/1/07 (d)                    Caa1       23,800,000                        13,090,000

Triton PCS, Inc.  0% 5/1/08       B3         9,730,000                         6,883,975
(d)

US Unwired, Inc.  0% 11/1/09      Caa1       11,400,000                        6,669,000
(d)(f)

Voicestream Wireless              B2         14,720,000                        15,161,600
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(f)

                                                                               233,123,313

TELEPHONE SERVICES - 14.1%

Allegiance Telecom, Inc. 0%       B3         3,030,000                         2,181,600
2/15/08 (d)

Call-Net Enterprises, Inc.        B2         5,000,000                         4,100,000
9.375% 5/15/09

e.spire Communications, Inc.:

0% 11/1/05 (d)                    -          4,750,000                         2,588,750

0% 4/1/06 (d)                     -          7,070,000                         2,545,200

0% 7/1/08 (d)                     -          13,880,000                        4,858,000

13.75% 7/15/07                    -          1,420,000                         994,000

Global Crossing Holdings Ltd.     Ba2        10,000,000                        9,887,500
9.5% 11/15/09 (f)

GST Network Funding, Inc. 0%      -          15,570,000                        7,629,300
5/1/08 (d)

GST Equipment Funding, Inc.       -          4,300,000                         4,149,500
13.25% 5/1/07

GST Telecommunications, Inc.      -          18,870,000                        17,737,800
12.75% 11/15/07

GST USA, Inc.  0% 12/15/05 (d)    -          11,680,000                        8,701,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

ICG Holdings, Inc.  0%            B3        $ 24,020,000                      $ 20,957,450
9/15/05 (d)

ICG Services, Inc.:

0% 2/15/08 (d)                    B3         37,500,000                        19,593,750

0% 5/1/08 (d)                     B3         2,950,000                         1,511,875

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         24,640,000                        14,722,400

8.875% 11/1/07                    B2         7,255,000                         6,765,288

KMC Telecom Holdings, Inc.:

0% 2/15/08 (d)                    Caa2       19,400,000                        10,476,000

13.5% 5/15/09                     Caa2       7,200,000                         7,128,000

Logix Communications              -          10,910,000                        7,637,000
Enterprises, Inc.  12.25%
6/15/08

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         15,280,000                        15,585,600

10% 12/15/09                      B2         5,640,000                         5,752,800

NEXTLINK Communications, Inc.:

0% 12/1/09 (d)(f)                 B2         3,010,000                         1,760,850

10.75% 11/15/08                   B3         340,000                           350,200

10.75% 6/1/09                     B2         10,690,000                        11,010,700

Optel Communications Corp.        -          13,867,500                        13,000,781
15% 12/29/04 (h)

Pathnet, Inc.  12.25% 4/15/08     -          18,040,000                        11,545,600

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         23,485,000                        12,681,900

12.75% 4/15/09                    B3         7,480,000                         7,255,600

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       15,950,000                        9,370,625

11.5% 12/1/07                     Caa1       7,825,000                         7,629,375

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       19,660,000                        18,480,400

0% 10/15/05 (d)                   Caa1       30,160,000                        45,843,200

0% 3/15/08 (d)                    CCC        17,585,000                        17,936,700

10% 3/15/08                       CCC        14,750,000                        14,160,000

15% 3/1/07                        CCC        2,790,000                         3,961,800

WinStar Equipment Corp. 12.5%     B3         4,255,000                         4,552,850
3/15/04

                                                                               355,043,994

TOTAL UTILITIES                                                                588,167,307

TOTAL NONCONVERTIBLE BONDS                                                     1,901,589,100

TOTAL CORPORATE BONDS                                                          1,921,588,038
(Cost $2,097,920,713)

ASSET-BACKED SECURITIES - 0.1%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

Airplanes pass through trust      Ba2       $ 2,920,000                       $ 2,394,400
10.875% 3/15/19 (Cost
$3,231,600)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Commercial Mortgage               BB+        4,500,000                         2,680,313
Acceptance Corp. pass
through certificates Series
1998-C2 Class F, 5.44%
5/15/13 (f)(g)

Commercial Mortgage Asset         Ba1        4,750,000                         2,849,258
Trust pass through
certificates Series 1999-C1
Class F,  6.25% 11/17/13 (f)

LB Multifamily Mortgage Trust     Caa1       2,661,665                         2,129,333
Series 1991-4 Class A1,
7.1377% 4/25/21 (g)

Meritor Mortgage Security         -          1,350,000                         116,505
Corp. Series 1987 1 Class B,
9.4% 2/1/00 (f)(i)

Mortgage Capital Funding,         Ba1        4,500,000                         3,507,795
Inc. Series 1998-MC3 Class
F, 7.5008% 11/18/31 (f)(g)

Nationslink Funding Corp.         BB         4,500,000                         3,231,563
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
8/20/30

Nomura Depositor Trust Series     -          4,000,000                         3,666,250
1998-ST1A  Class B1A,
8.1938% 1/15/03 (f)(g)

Structured Asset  Securities
Corp.:

Series 1994-C1 Class F, 6.87%     B          2,600,000                         2,056,742
8/25/26

Series 1995-C1 Class F,           -          2,000,000                         1,546,641
7.375% 9/25/24 (f)

TOTAL COMMERCIAL MORTGAGE                                                       21,784,400
SECURITIES
(Cost $22,131,174)


COMMON STOCKS - 3.9%

                                SHARES

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.0%

Sterling Chemicals Holdings,     340                       5,100
Inc. warrants 8/15/08 (a)



                                SHARES                    VALUE (NOTE 1)

IRON & STEEL - 0.2%

AK Steel Holding Corp.           205,500                  $ 3,878,813

TOTAL BASIC INDUSTRIES                                     3,883,913

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.1%

International Utility            2,500                     1,925,000
Structures, Inc. unit

REAL ESTATE - 0.2%

LNR Property Corp.               287,100                   5,706,113

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Swerdlow Real Estate Group,
Inc.:

Class A (h)                      79,800                    11,132

Class B (h)                      19,817                    2,760

                                                           13,892

TOTAL CONSTRUCTION & REAL                                  7,645,005
ESTATE

DURABLES - 0.6%

TEXTILES & APPAREL - 0.6%

Arena Brands Holdings Corp.      48,889                    1,222,225
Class B

Polymer Group, Inc.              426,300                   7,779,975

WestPoint Stevens, Inc. Class    300,000                   5,250,000
A

                                                           14,252,200

ENERGY - 0.4%

OIL & GAS - 0.4%

Chesapeake Energy Corp. (a)      185,400                   440,325

Plains Resources, Inc. (a)       811,500                   10,143,750

                                                           10,584,075

FINANCE - 0.0%

CREDIT & OTHER FINANCE - 0.0%

Arcadia Financial Ltd.           498                       5
warrants 3/15/07 (a)

SECURITIES INDUSTRY - 0.0%

ECM Corp. LP (f)                 3,000                     264,000

TOTAL FINANCE                                              264,005

HEALTH - 0.3%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,       3,212                     32
Inc. warrants 6/30/03 (a)

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Express Scripts, Inc. Class A    80,800                    5,171,200
(a)

Oxford Health Plans, Inc. (a)    200,000                   2,537,500

                                                           7,708,700

TOTAL HEALTH                                               7,708,732

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.0%

Tenneco Automotive, Inc.         100,000                   931,250

COMMON STOCKS - CONTINUED

                                SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.7%

Allied Waste Industries, Inc.    2,015,000                $ 17,757,188
(a)

TOTAL INDUSTRIAL MACHINERY &                               18,688,438
EQUIPMENT

MEDIA & LEISURE - 0.8%

BROADCASTING - 0.1%

Benedek Communications Corp.     57,600                    115,200
warrants 7/1/07 (a)

CS Wireless Systems, Inc.        1,024                     10
(a)(f)

NTL, Inc. warrants 10/14/08      23,146                    1,157,300
(a)

Teletrac Holdings, Inc.          3,940                     4
warrants 8/1/07 (a)

UIH Australia/Pacific, Inc.      26,805                    804,150
warrants 5/15/06 (a)

                                                           2,076,664

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(h)     2,028                     5,704

LODGING & GAMING - 0.7%

Motels of America, Inc. (a)      3,000                     54,000

Sunterra Corp. (a)               1,497,400                 17,220,100

                                                           17,274,100

TOTAL MEDIA & LEISURE                                      19,356,468

RETAIL & WHOLESALE - 0.1%

APPAREL STORES - 0.1%

Mothers Work, Inc. (a)(e)        299,100                   3,477,038

Mothers Work, Inc. (a)(h)        2,952                     34,317

                                                           3,511,355

SERVICES - 0.0%

Spin Cycle, Inc. warrants        25,335                    253
5/1/05 (a)(f)

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. Class A (a)          11,930                    64,869

ELECTRONICS - 0.1%

Insilco Corp. warrants           7,380                     74
8/15/07 (a)

Intersil Holding Corp.           9,470                     1,330,535
warrants 8/15/09 (a)(f)

                                                           1,330,609

TOTAL TECHNOLOGY                                           1,395,478

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Kitty Hawk, Inc. (a)             341,900                   2,350,563



                                SHARES                    VALUE (NOTE 1)

UTILITIES - 0.3%

CELLULAR - 0.0%

Cellnet Data Systems, Inc.       18,000                   $ 4,500
warrants 10/1/07 (a)(f)

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       45,930                    321,510
 .47) (a)

warrants 1/15/07 (CV ratio       5,585                     50,265
 .6) (a)

McCaw International Ltd.         42,305                    95,186
warrants 4/16/07 (a)(f)

Orbital Imaging Corp.            3,685                     55,275
warrants 3/1/05 (a)(f)

                                                           526,736

TELEPHONE SERVICES - 0.3%

KMC Telecom Holdings, Inc.       12,650                    31,625
warrants 4/15/08 (a)(f)

Optel Communications Corp.       2,559,515                 6,718,727
warrants 12/29/04 (a)(h)

Pathnet, Inc. warrants           18,040                    180,400
4/15/08 (a)(f)

                                                           6,930,752

TOTAL UTILITIES                                            7,457,488

TOTAL COMMON STOCKS                                         97,097,973
(Cost $110,534,475)

PREFERRED STOCKS - 14.2%



CONVERTIBLE PREFERRED STOCKS
- 0.4%

BASIC INDUSTRIES - 0.2%

CHEMICALS & PLASTICS - 0.2%

Sealed Air Corp. Series A,       64,000                    3,232,000
$2.00

ENERGY - 0.2%

OIL & GAS - 0.2%

Chesapeake Energy Corp. $3.50    212,500                   5,498,438

TOTAL CONVERTIBLE PREFERRED                                8,730,438
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 13.8%

BASIC INDUSTRIES - 0.1%

PACKAGING & CONTAINERS - 0.1%

Packaging Corp. of America       21,384                    2,341,548
12.375% pay-in-kind

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

International Utility            517                       403,260
Structures, Inc.  13%
pay-in-kind (f)

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Swerdlow Real Estate Group,
Inc.:

junior (h)                       19,817                    2,760

PREFERRED STOCKS - CONTINUED

                                SHARES                    VALUE (NOTE 1)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Swerdlow Real Estate Group,
Inc.: - continued

mezzanine (h)                    79,800                   $ 78,520

senior (h)                       79,800                    7,618,828

                                                           7,700,108

TOTAL CONSTRUCTION & REAL                                  8,103,368
ESTATE

ENERGY - 0.5%

ENERGY SERVICES - 0.5%

R&B Falcon Corp. 13.875%         12,749                    13,450,195

FINANCE - 0.3%

INSURANCE - 0.3%

American Annuity Group           8,910                     7,978,528
Capital  Trust II 8.875%

HEALTH - 0.5%

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Fresenius Medical Care           10,524                    9,964,586
Capital  Trust II 7.875%

Harborside Healthcare Corp.      4,724                     1,275,480
13.50% pay-in-kind

                                                           11,240,066

MEDIA & LEISURE - 2.7%

BROADCASTING - 2.7%

Citadel Broadcasting Co.         50,962                    5,682,263
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind              288,141                   31,479,404

Series H, 11.75% pay-in-kind     188,805                   20,768,550

Granite Broadcasting Corp.       9,902                     10,100,040
12.75% pay-in-kind

                                                           68,030,257

TECHNOLOGY - 0.9%

COMPUTER SERVICES & SOFTWARE
- 0.9%

Concentric Network Corp.         22,684                    22,684,000
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Ampex Corp. 8% non-cumulative    446                       695,760

TOTAL TECHNOLOGY                                           23,379,760

UTILITIES - 8.5%

CELLULAR - 3.3%

Nextel Communications, Inc.:

11.125% pay-in-kind              44,665                    44,888,325

Series D, 13% pay-in-kind        35,258                    37,902,350

                                                           82,790,675



                                SHARES                    VALUE (NOTE 1)

TELEPHONE SERVICES - 5.2%

e.spire Communications, Inc.:

$127.50 pay-in-kind              18,043                   $ 3,157,525

14.75% pay-in-kind               4,208                     799,520

ICG Holdings, Inc. 14.25%        25,073                    22,816,430
pay-in-kind

Intermedia Communications,       29,355                    28,621,125
Inc.  13.5% pay-in-kind

IXC Communications, Inc.         9,157                     10,026,915
12.5% pay-in-kind

NEXTLINK Communications, Inc.    1,050,656                 56,735,424
 14% pay-in-kind

WinStar Communications, Inc.     7,810                     7,731,900
14.25% (a)

                                                           129,888,839

TOTAL UTILITIES                                            212,679,514

TOTAL NONCONVERTIBLE                                       347,203,236
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                     355,933,674
(Cost $372,357,336)


PURCHASED BANK DEBT - 0.8%

MOODY'S RATINGS (UNAUDITED) (B)           PRINCIPAL AMOUNT

Lyondell Chemical Co. sr.         -       $ 10,905,062                    11,109,533
secured Tranche E term loan
9.9788% 5/17/06 (g)

Oxford Health Plans, Inc. sr.     B3       7,000,000                      7,000,000
secured term loan 9.335%
5/13/03 (g)

Synthetic Industries, Inc.        -        3,600,000                      3,564,000
term loan 13% 12/13/00 (g)

TOTAL PURCHASED BANK DEBT                                                 21,673,533
(Cost $21,489,519)



CASH EQUIVALENTS - 2.3%

                              MATURITY AMOUNT

Investments in repurchase     $ 59,195,669                       59,179,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.38%,
dated 12/31/99 due 1/3/00
(Cost $59,179,000)

TOTAL INVESTMENT PORTFOLIO -                                     2,479,651,018
98.7%
(Cost $2,686,843,817)

NET OTHER ASSETS - 1.3%                                          31,930,482

NET ASSETS - 100%                                                $ 2,511,581,500


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE             PURCHASE COST  SALES COST  DIVIDEND INCOME  VALUE

Hat Brands, Inc.      $ -            $ 340,000   $ -              $ -

Mothers Work, Inc.     -              347,350     -                3,477,038

TOTALS                $ -            $ 687,350   $ -              $ 3,477,038


(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $309,574,776 or 12.3% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE    ACQUISITION COST

Alliance Gaming Corp.          7/28/98             $ 0

Cellnet Data Systems, Inc.     11/10/99 - 12/2/99  $ 2,854,000
15% 1/7/00

Micron Technology, Inc.  6.5%  3/3/99 - 10/7/99    $ 7,794,500
9/30/05

Mothers Work, Inc.             6/18/98             $ 26,172

Optel Communications Corp.     12/31/97            $ 759,408
warrants 12/29/04

Optel Communications Corp.     12/31/97 - 6/30/99  $ 13,108,140
15% 12/29/04

Swerdlow Real Estate Group,    1/15/99             $ 11,132
Inc. Class A

Swerdlow Real Estate Group,    1/15/99             $ 2,760
Inc. Class B

Swerdlow Real Estate Group,    1/15/99             $ 2,760
Inc. junior

Swerdlow Real Estate Group,    1/15/99             $ 78,520
Inc. mezzanine

Swerdlow Real Estate Group,    1/15/99             $ 7,618,828
Inc. senior

(i) Partial interest payment received on the last interest payment date.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $2,007,871,143 and $1,980,933,572, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $7,978 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $38,302,529 or 1.5% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $22,684,750. The weighted average interest rate was 4.87%. Interest expense includes $12,264 paid under the interfund lending program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $8,702,600. The weighted average interest rate was 5.34%. Interest earned from the interfund lending program amounted to $12,899 and is included in interest income on the Statement of Operations.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $15,284,000. The weighted average interest rate was 5.23%. Interest expense includes $13,318 paid under the bank borrowing program.

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        0.0%       AAA, AA, A    0.0%

Baa               0.2%       BBB           0.2%

Ba                2.5%       BB            3.5%

B                 49.0%      B             54.2%

Caa               17.6%      CCC           12.1%

Ca, C             0.1%       CC, C         0.1%

                             D             0.1%

The percentage not rated by Moody's or S&P amounted to 6.6%. FMR has determined that unrated debt securities that are lower quality account for 6.6% of the total value of investment in securities.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,689,510,301. Net unrealized depreciation aggregated $209,859,283, of which $76,367,804 related to appreciated investment securities and $286,227,087 related to depreciated investment securities.

The fund hereby designates approximately $7,536,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At December 31, 1999, the fund had a capital loss carryforward of approximately $78,395,000 all of which will expire on December 31, 2007, respectively.

FIDELITY VARIABLE INSURANCE PRODUCTS: HIGH INCOME PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           DECEMBER 31, 1999

ASSETS

Investment in securities,  at                $ 2,479,651,018
value (including repurchase
agreements of $59,179,000)
(cost $2,686,843,817) -  See
accompanying schedule

Cash                                          1,240,115

Receivable for investments                    551,690
sold

Receivable for fund shares                    888,171
sold

Dividends receivable                          395,381

Interest receivable                           37,844,297

Other receivables                             396,681

 TOTAL ASSETS                                 2,520,967,353

LIABILITIES

Payable for investments         $ 1,211,750
purchased

Payable for fund shares          6,643,732
redeemed

Accrued management fee           1,221,211

Distribution fees payable        20,832

Other payables and  accrued      288,328
expenses

 TOTAL LIABILITIES                            9,385,853

NET ASSETS                                   $ 2,511,581,500

Net Assets consist of:

Paid in capital                              $ 2,570,977,193

Undistributed net investment                  245,962,442
income

Accumulated undistributed net                 (98,165,336)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (207,192,799)
(depreciation) on investments

NET ASSETS                                   $ 2,511,581,500

INITIAL CLASS: NET ASSET                      $11.32
VALUE, offering price   and
redemption price per share
($2,257,609,664 (divided by)
  199,419,721 shares)

SERVICE CLASS: NET ASSET                      $11.29
VALUE, offering price   and
redemption price per share
($253,971,836 (divided by)
22,497,605 shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                               $ 39,413,129
Dividends

Interest                                         225,409,823

 TOTAL INCOME                                    264,822,952

EXPENSES

Management fee                   $ 14,638,965

Transfer agent fees               1,677,045

Distribution fees - Service       187,615
Class

Accounting and security           799,993
lending fees

Non-interested trustees'          7,430
compensation

Custodian fees and expenses       73,962

Registration fees                 9,574

Audit                             39,501

Legal                             19,039

Interest                          25,582

Miscellaneous                     147,169

 Total expenses before            17,625,875
reductions

 Expense reductions               (62,519)       17,563,356

NET INVESTMENT INCOME                            247,259,596

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (96,179,036)
(including realized loss of
$478,294 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (588)          (96,179,624)

Change in net unrealized                         55,361,896
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                  (40,817,728)

NET INCREASE (DECREASE) IN                      $ 206,441,868
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                               $ 43,092
 Directed brokerage
arrangements

 Custodian credits                               19,427

                                                $ 62,519

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 247,259,596                 $ 230,104,995
income

 Net realized gain (loss)       (96,179,624)                  6,911,145

 Change in net unrealized       55,361,896                    (342,139,590)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     206,441,868                   (105,123,450)
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (232,085,602)                 (174,513,221)
From net investment income

 From net realized gain         (6,657,693)                   (109,261,101)

 In excess of net realized      (877,958)                     -
gain

 TOTAL DISTRIBUTIONS            (239,621,253)                 (283,774,322)

Share transactions - net        66,219,533                    535,004,180
increase (decrease)

  TOTAL INCREASE (DECREASE)     33,040,148                    146,106,408
IN NET ASSETS

NET ASSETS

 Beginning of period            2,478,541,352                 2,332,434,944

 End of period (including      $ 2,511,581,500               $ 2,478,541,352
undistributed net investment
income of $245,962,442 and
$228,599,042, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   101,971,137                  $ 1,140,554,728    105,294,967                  $ 1,274,568,026
Class  Sold

  Reinvested                 20,936,841                    226,536,621       22,841,432                    282,776,922

  Redeemed                   (127,141,526)                 (1,424,987,101)   (96,026,533)                  (1,157,142,331)

  Net increase (decrease)    (4,233,548)                  $ (57,895,752)     32,109,866                   $ 400,202,617

 Service Class   Sold        15,936,772                   $ 177,176,136      11,710,091                   $ 142,335,404

  Reinvested                 1,211,540                     13,084,632        80,565                        997,399

  Redeemed                   (5,904,384)                   (66,145,483)      (752,013)                     (8,531,240)

  Net increase (decrease)    11,243,928                   $ 124,115,285      11,038,643                   $ 134,801,563

Distributions

 From net investment income                               $ 219,412,458                                   $ 173,899,848
Initial Class

  Service Class                                            12,673,144                                      613,373

  Total                                                   $ 232,085,602                                   $ 174,513,221

 From net realized gain                                   $ 6,294,147                                     $ 108,877,075
Initial Class

  Service Class                                            363,546                                         384,026

  Total                                                   $ 6,657,693                                     $ 109,261,101

 In excess of net realized                                $ 830,017                                       $ -
gain  Initial Class

  Service Class                                            47,941                                          -

  Total                                                   $ 877,958                                       $ -

                                                          $ 239,621,253                                   $ 283,774,322



FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.530     $ 13.580     $ 12.520     $ 12.050     $ 10.750
period

Income from Investment
Operations

Net investment income             1.095 D      1.111 D      1.124 D      .927         .856

Net realized and unrealized       (.195)       (1.591)      .936         .643         1.224
gain (loss)

Total from investment             .900         (.480)       2.060        1.570        2.080
operations

Less Distributions

From net investment income        (1.075) F    (.970) F     (.890)       (.920)       (.780)

From net realized gain            (.030) F     (.600) F     (.110)       (.180)       -

In excess of net realized gain    (.005) F     -            -            -            -

Total distributions               (1.110)      (1.570)      (1.000)      (1.100)      (.780)

Net asset value, end of period   $ 11.320     $ 11.530     $ 13.580     $ 12.520     $ 12.050

TOTAL RETURN B, C                 8.25%        (4.33)%      17.67%       14.03%       20.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,257,610  $ 2,348,954  $ 2,329,516  $ 1,588,822  $ 1,040,000
(000 omitted)

Ratio of expenses to average      .69%         .70%         .71%         .71%         .71%
net assets

Ratio of net investment           9.80%        9.14%        8.88%        9.09%        9.32%
income to average net assets

Portfolio turnover rate           82%          92%          118%         123%         132%


FINANCIAL HIGHLIGHTS - SERVICE CLASS
YEARS ENDED DECEMBER 31,         1999        1998       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.520    $ 13.570   $ 13.380
period

Income from Investment
Operations

Net investment income D           1.074       1.082      .203

Net realized and unrealized       (.194)      (1.562)    (.013)
gain (loss)

Total from investment             .880        (.480)     .190
operations

Less Distributions

From net investment income        (1.075) F   (.970) F   -

From net realized gain            (.030) F    (.600) F   -

In excess of net realized gain    (.005) F    -          -

Total distributions               (1.110)     (1.570)    -

Net asset value, end of period   $ 11.290    $ 11.520   $ 13.570

TOTAL RETURN B, C                 8.08%       (4.34)%    1.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 253,972   $ 129,587  $ 2,919
(000 omitted)

Ratio of expenses to average      .79%        .82%       .81% A
net assets

Ratio of expenses to average      .79%        .82%       .80% A, G
net assets after expense
reductions

Ratio of net investment           9.69%       9.51%      10.75% A
income to average net assets

Portfolio turnover rate           82%         92%        118%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F THE AMOUNTS SHOWN REFLECT
CERTAIN RECLASSIFICATIONS
RELATED TO BOOK TO TAX
DIFFERENCES.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDEDDECEMBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY VIP: INVESTMENT         -1.05%       7.30%         7.19%
GRADE BOND

LB Aggregate Bond                -0.82%       7.73%         7.70%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER 10 YEARS

             VIP II Investment Grade     LB Aggregate Bond
             00155                       LB001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9977.24                     9881.00
  1990/02/28      10033.83                     9912.62
  1990/03/31      10064.30                     9919.56
  1990/04/30      10068.57                     9828.30
  1990/05/31      10226.64                    10119.22
  1990/06/30      10306.42                    10282.14
  1990/07/31      10408.73                    10424.03
  1990/08/31      10407.74                    10284.35
  1990/09/30      10448.43                    10369.71
  1990/10/31      10449.08                    10501.40
  1990/11/30      10512.02                    10727.18
  1990/12/31      10621.44                    10894.53
  1991/01/31      10642.86                    11029.62
  1991/02/28      10749.93                    11123.37
  1991/03/31      10931.95                    11200.12
  1991/04/30      11092.56                    11321.08
  1991/05/31      11178.21                    11386.74
  1991/06/30      11199.63                    11381.05
  1991/07/31      11295.99                    11539.25
  1991/08/31      11531.55                    11788.50
  1991/09/30      11745.69                    12027.80
  1991/10/31      11874.17                    12161.31
  1991/11/30      12002.66                    12273.19
  1991/12/31      12360.93                    12637.71
  1992/01/31      12238.22                    12465.84
  1992/02/29      12305.19                    12546.86
  1992/03/31      12282.80                    12476.60
  1992/04/30      12372.37                    12566.43
  1992/05/31      12562.72                    12803.94
  1992/06/30      12708.27                    12980.63
  1992/07/31      12965.80                    13245.44
  1992/08/31      13044.18                    13379.22
  1992/09/30      13200.93                    13538.43
  1992/10/31      13032.98                    13358.37
  1992/11/30      12999.39                    13361.04
  1992/12/31      13183.46                    13573.48
  1993/01/31      13459.87                    13834.09
  1993/02/28      13688.36                    14076.19
  1993/03/31      13748.50                    14135.31
  1993/04/30      13832.70                    14234.26
  1993/05/31      13856.76                    14252.76
  1993/06/30      14121.38                    14510.73
  1993/07/31      14217.61                    14593.45
  1993/08/31      14470.21                    14848.83
  1993/09/30      14542.38                    14888.92
  1993/10/31      14614.55                    14944.01
  1993/11/30      14542.38                    14816.99
  1993/12/31      14628.72                    14897.00
  1994/01/31      14794.37                    15098.11
  1994/02/28      14551.86                    14835.40
  1994/03/31      14219.69                    14468.97
  1994/04/30      14091.93                    14353.22
  1994/05/31      14053.60                    14351.78
  1994/06/30      14015.27                    14320.21
  1994/07/31      14245.24                    14605.18
  1994/08/31      14258.02                    14622.70
  1994/09/30      14104.70                    14407.75
  1994/10/31      14117.48                    14394.78
  1994/11/30      14143.03                    14363.12
  1994/12/31      14079.15                    14462.22
  1995/01/31      14283.57                    14748.57
  1995/02/28      14559.22                    15099.59
  1995/03/31      14651.87                    15191.70
  1995/04/30      14850.40                    15404.38
  1995/05/31      15446.01                    16000.53
  1995/06/30      15565.13                    16117.33
  1995/07/31      15512.18                    16081.88
  1995/08/31      15697.48                    16276.47
  1995/09/30      15843.08                    16434.35
  1995/10/31      16054.85                    16647.99
  1995/11/30      16293.09                    16897.71
  1995/12/31      16518.09                    17134.28
  1996/01/31      16623.98                    17247.37
  1996/02/29      16320.38                    16947.26
  1996/03/31      16195.06                    16828.63
  1996/04/30      16097.58                    16734.39
  1996/05/31      16069.73                    16700.92
  1996/06/30      16264.68                    16924.72
  1996/07/31      16306.46                    16970.41
  1996/08/31      16292.53                    16941.56
  1996/09/30      16557.11                    17236.35
  1996/10/31      16919.17                    17618.99
  1996/11/30      17197.67                    17920.28
  1996/12/31      17044.50                    17753.62
  1997/01/31      17086.27                    17808.66
  1997/02/28      17108.87                    17853.18
  1997/03/31      16931.27                    17655.01
  1997/04/30      17182.87                    17919.83
  1997/05/31      17316.07                    18090.07
  1997/06/30      17523.27                    18305.34
  1997/07/31      17996.88                    18799.59
  1997/08/31      17834.08                    18639.79
  1997/09/30      18100.48                    18915.66
  1997/10/31      18337.28                    19189.94
  1997/11/30      18381.68                    19278.21
  1997/12/31      18588.88                    19472.92
  1998/01/31      18825.68                    19722.17
  1998/02/28      18812.50                    19706.40
  1998/03/31      18890.56                    19773.40
  1998/04/30      18984.24                    19876.22
  1998/05/31      19155.97                    20065.04
  1998/06/30      19312.09                    20235.26
  1998/07/31      19358.92                    20278.20
  1998/08/31      19593.11                    20608.26
  1998/09/30      20077.08                    21090.73
  1998/10/31      19967.79                    20979.46
  1998/11/30      20139.53                    21098.28
  1998/12/31      20233.20                    21161.72
  1999/01/31      20404.93                    21312.88
  1999/02/28      20053.79                    20940.76
  1999/03/31      20185.51                    21056.94
  1999/04/30      20251.37                    21123.69
  1999/05/31      19987.94                    20937.80
  1999/06/30      19889.15                    20870.93
  1999/07/31      19806.83                    20783.28
  1999/08/31      19773.90                    20772.72
  1999/09/30      20037.33                    21013.77
  1999/10/31      20070.26                    21091.30
  1999/11/30      20103.19                    21089.83
  1999/12/31      20020.87                    20991.00
IMATRL PRASUN   SHR__CHT 19991231 20000201 161131 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Investment Grade Bond Portfolio on December 31, 1989. By December 31, 1999, the value of the investment would have grown to $20,021 - a 100.21% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,991 - a 109.91% increase.

INVESTMENT SUMMARY

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         14.3

UTILITIES                       4.9

MEDIA & LEISURE                 3.5

CONSTRUCTION & REAL ESTATE      2.5

NONDURABLES                     1.9

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

Years                           8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

QUALITY DIVERSIFICATION AS OF

DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa                             57.7

Aa                              1.5

A                               12.9

Baa                             21.9

Ba and Below                    1.9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, KEVIN?

A. For the 12-month period that ended December 31, 1999, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned -0.82 during the same period.

Q. HOW WOULD YOU RECAP THE PERIOD FOR BONDS?

A. It was an uphill battle for bonds, as interest rates ascended sharply during the first six months of 1999, sending Treasury prices plummeting and marking the rebound from 1998's flight to safety in response to financial crises in the Far East. As you know, it's quite a challenge to get any bond fund to post positive returns in a rising interest-rate environment. So, given the circumstances, I'd say we fared reasonably well overall. Sector allocation allowed us to reap the rewards of a strong recovery in the spread sectors, namely corporate bonds and mortgage securities, which benefited from investors seeking higher-yielding alternatives to Treasuries. All spread sectors outperformed comparable duration Treasuries during this time frame; thus, the fund benefited from its overexposure to corporates and mortgages relative to the index. In the past six months, we saw a more moderate rise in interest rates, based on fears of inflation and the threat of the Federal Reserve Board further tightening monetary policy. During the summer, widespread concern about supply pressures related to the millennium changeover created waves in the corporate bond market. Those fears proved unfounded in the fall, with rising rates having a lot to do with keeping supply contained. Similarly, mortgages lost some ground in the summer but, like corporates, they bounced back strongly in the fourth quarter - spurred by declining interest-rate volatility and favorable prepayment levels - and widening their performance lead over Treasuries.

Q. HOW DID THE FUND'S POSITIONING IN CORPORATE BONDS AFFECT
PERFORMANCE?

A. We really didn't believe the supply scare to begin with, so, when yield spreads widened relative to Treasuries, we viewed it as an opportunity to add securities that we liked. We did, however, give up some returns at this time as a result of our overweighting in corporates. Our positioning within certain areas of the sector, such as media and telecommunications, were particularly beneficial to the fund. We also got a lift from avoiding many of the commodity industrials, such as chemicals, that struggled during the period. Additionally, our energy-related positions - many of which we acquired early in the period as oil prices bottomed - appreciated nicely, adding to fund returns.

Q. WHAT ABOUT THE FUND'S MORTGAGE SECURITIES HOLDINGS?

A. Mortgage securities helped fend off the negative sentiment that pervaded the period, adding appreciably to performance. Our stake in premium mortgages - those issues priced above face value, or par - helped, as these bonds benefited from a sharp falloff in prepayment activity influenced by higher interest rates. Discount mortgages also worked out well for the fund due to positive technical factors. Refinancing activity slowed considerably, yet housing turnover remained high as homeowners continued to trade up to bigger homes - fueled in large part by the strong economy. Prepayments on discount mortgages, thus, ran faster than normal, which was a big positive since the bonds get prepaid at par. Toward the end of the period, with housing turnover heading into a seasonal slowdown, I lightened up a bit on discount issues and moved to more current-coupon bonds for the additional yield and potential for price performance.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. Holdings in government agencies - specifically higher-yielding callable issues - took on a more meaningful role in the fund as I began to substitute them for high-grade corporates. Agencies over the past year cheapened considerably - due in large part to supply reasons
- and added value by offering returns competitive with high-quality corporate bonds but with less risk.

Q. WHAT'S YOUR OUTLOOK?

A. I'm still positive on the spread sectors. In general, mortgages remain relatively cheap and, given that interest rates have risen and the housing market has cooled, supply pressures and concerns over prepayments have eased considerably. With respect to corporates, earnings and cash flows are still quite good, so companies should continue to do well from a bondholder's perspective. There's also growing sentiment shared among corporate treasurers these days to carry less debt on their balance sheets. Then, there's the boundless value added from the Internet. Collectively, these factors paint a fairly decent picture going forward.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.

FUND FACTS

GOAL: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

START DATE: December 5, 1988

SIZE: as of December 31, 1999, more than $658 million

MANAGER: Kevin Grant, since 1997; joined
Fidelity in 1993
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

NONCONVERTIBLE BONDS - 35.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 6.45% 8/15/02        Baa2      $ 830,000                       $ 807,432

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 6% 12/1/05 (b)       A2         5,000,000                       4,666,550

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       350,000                         337,442
9/15/04

TOTAL BASIC INDUSTRIES                                                       5,003,992

CONSTRUCTION & REAL ESTATE -
2.5%

REAL ESTATE - 0.4%

Cabot Industrial Property LP      Baa2       1,325,000                       1,272,398
7.125% 5/1/04

Duke Realty LP 7.3% 6/30/03       Baa1       1,500,000                       1,477,725

                                                                             2,750,123

REAL ESTATE INVESTMENT TRUSTS
- 2.1%

CenterPoint Properties Trust      Baa2       510,000                         469,996
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       5,000,000                       4,768,400

6.625% 2/15/05                    Baa1       4,500,000                       4,244,400

6.75% 2/15/08                     Baa1       4,020,000                       3,697,154

ProLogis Trust 6.7% 4/15/04       Baa1       565,000                         533,925

                                                                             13,713,875

TOTAL CONSTRUCTION & REAL                                                    16,463,998
ESTATE

ENERGY - 1.7%

OIL & GAS - 1.7%

Anadarko Petroleum Corp. 7.2%     Baa1       2,490,000                       2,249,317
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       210,000                         202,440

7.7% 3/15/26                      Baa1       550,000                         520,762

Apache Finance Property Ltd.      Baa1       940,000                         864,988
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         850,000                         809,540

Petro-Canada 7% 11/15/28          A3         2,115,000                       1,864,140

Ras Laffan Liquid Natural Gas     Baa3       4,000,000                       3,770,400
Co. Ltd. yankee 8.294%
3/15/14 (b)



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

YPF Sociedad Anonima:

7.75% 8/27/07                     B1        $ 190,000                       $ 182,630

8% 2/15/04                        B1         380,000                         376,246

                                                                             10,840,463

FINANCE - 14.3%

BANKS - 5.9%

ABN-Amro Bank NV, Chicago         A1         1,000,000                       989,700
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         1,000,000                       1,003,690

Bank of Montreal 6.1% 9/15/05     A1         3,000,000                       2,782,800

Barclays Bank PLC yankee          A1         2,700,000                       2,651,886
5.95% 7/15/01

Capital One Bank 6.375%           Baa2       1,130,000                       1,084,009
2/15/03

Capital One Financial Corp.       Baa3       1,290,000                       1,176,880
7.125% 8/1/08

Citicorp 7.2% 6/15/07             A1         7,600,000                       7,454,764

Fleet Boston Corp. 7.375%         A3         6,000,000                       5,872,500
12/1/09

Kansallis-Osake-Pankki  (NY       A2         260,000                         274,537
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,635,000                       1,568,701

7.375% 9/17/04                    Baa2       1,320,000                       1,293,600

yankee 6.5% 11/15/02              Baa2       240,000                         231,600

MBNA Corp.:

6.34% 6/2/03                      Baa2       350,000                         335,020

6.875% 11/15/02                   Baa2       1,750,000                       1,722,245

NB Capital Trust IV 8.25%         Aa2        1,990,000                       1,907,893
4/15/27

Providian National Bank 6.75%     Baa3       3,000,000                       2,920,380
3/15/02

Sanwa Finance Aruba AEC 8.35%     Baa1       4,700,000                       4,717,531
7/15/09

Union Planters Corp. 6.75%        Baa2       400,000                         376,228
11/1/05

Union Planters National Bank      A3         500,000                         502,210
6.81% 8/20/01

                                                                             38,866,174

CREDIT & OTHER FINANCE - 7.6%

Ahmanson Capital Trust I          A3         1,125,000                       1,069,380
8.36% 12/1/26 (b)

Associates Corp. of North
America:

6% 4/15/03                        Aa3        1,150,000                       1,113,637

6% 7/15/05                        Aa3        5,000,000                       4,712,200

AT&T Capital Corp. 7.5%           A1         2,530,000                       2,548,191
11/15/00

Bank of New York Co., Inc.        A1         1,000,000                       934,860
Capital I 7.97% 12/31/26

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

BankBoston Capital Trust II       A2        $ 580,000                       $ 520,591
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         750,000                         685,395

Chase Capital I 7.67% 12/1/26     Aa3        1,000,000                       903,540

Chrysler Financial Corp.          A1         4,400,000                       4,308,964
5.69% 11/15/01

ERP Operating LP:

6.55% 11/15/01                    A3         1,150,000                       1,131,577

7.1% 6/23/04                      A3         1,000,000                       977,130

Finova Capital Corp. 6.27%        Baa1       400,000                         397,588
9/29/00

First Security Capital I          A3         510,000                         475,085
8.41% 12/15/26

Fleet Capital Trust II 7.92%      A2         400,000                         367,956
12/11/26

Ford Motor Credit Co. 6.5%        A1         7,000,000                       6,926,500
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        6,250,000                       5,596,813

KeyCorp Institutional Capital     A1         800,000                         724,304
A 7.826% 12/1/26

Newcourt Credit Group, Inc.       A1         1,490,000                       1,453,987
6.875% 2/16/05

PNC Institutional Capital         A2         1,000,000                       956,620
Trust 8.315% 5/15/27 (b)

Sears Credit Account Master       Aaa        333,333                         334,060
Trust II 7% 1/15/04

Spieker Properties LP:

6.75% 1/15/08                     Baa2       7,000,000                       6,392,470

6.8% 5/1/04                       Baa2       705,000                         678,083

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,480,000                       1,407,820

5.875% 5/1/04                     Baa1       3,080,000                       2,917,807

6.875% 11/15/28                   Baa1       1,590,000                       1,412,715

Trizec Finance Ltd. yankee        Baa3       810,000                         805,950
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       290,000                         266,562
5/15/09

                                                                             50,019,785

INSURANCE - 0.1%

Executive Risk Capital Trust      Baa3       750,000                         719,790
8.675% 2/1/27

SAVINGS & LOANS - 0.3%

Great Western Finance Trust       A3         1,000,000                       934,680
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       750,000                         740,288
6.2% 4/2/01

                                                                             1,674,968



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

SECURITIES INDUSTRY - 0.4%

Amvescap PLC yankee 6.6%          A3        $ 2,900,000                     $ 2,738,499
5/15/05

TOTAL FINANCE                                                                94,019,216

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA
yankee:

6.875% 1/15/29                    Baa1       4,000,000                       3,399,480

6.125% 6/15/01                    Baa1       1,000,000                       983,080

                                                                             4,382,560

POLLUTION CONTROL - 0.4%

WMX Technologies, Inc. 7.1%       Ba1        3,000,000                       2,779,950
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 7,162,510
EQUIPMENT

MEDIA & LEISURE - 3.5%

BROADCASTING - 2.0%

Clear Channel Communications,     Baa3       3,000,000                       2,706,000
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       1,260,000                       1,302,298

9% 9/1/08                         Baa2       910,000                         990,053

Cox Communications, Inc.          Baa2       960,000                         969,331
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       1,190,000                       1,159,878
7.6% 6/15/09

TCI Communications, Inc.:

8.25% 1/15/03                     A2         90,000                          93,131

8.75% 8/1/15                      A2         1,230,000                       1,341,893

9.8% 2/1/12                       A2         1,255,000                       1,466,267

TCI Communications Financing      A3         1,500,000                       1,649,070
III 9.65% 3/31/27

Time Warner, Inc. 8.18%           Baa3       1,240,000                       1,274,422
8/15/07

                                                                             12,952,343

PUBLISHING - 1.5%

News America Holdings, Inc.       Baa3       640,000                         659,910
8.5% 2/15/05

News America, Inc. 6.625%         Baa3       210,000                         195,145
1/9/08

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       760,000                         740,012

8.375% 3/15/23                    Baa2       6,920,000                       7,194,932

8.375% 7/15/33                    Baa2       1,200,000                       1,244,388

                                                                             10,034,387

TOTAL MEDIA & LEISURE                                                        22,986,730

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - 1.9%

BEVERAGES - 1.0%

Seagram JE & Sons, Inc.           Baa3      $ 7,250,000                     $ 6,909,250
6.625% 12/15/05

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26      Baa1       1,270,000                       1,203,668

TOBACCO - 0.7%

Philip Morris Companies, Inc.     A2         3,000,000                       2,955,300
6.95% 6/1/06

RJ Reynolds Tobacco Holdings,     Baa2       1,800,000                       1,682,046
Inc. 7.375% 5/15/03

                                                                             4,637,346

TOTAL NONDURABLES                                                            12,750,264

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.6%

Rite Aid Corp.:

6% 12/15/00 (b)                   B1         465,000                         404,550

6.5% 12/15/05 (b)                 B1         4,215,000                       3,034,800

7.125% 1/15/07                    B1         790,000                         592,500

                                                                             4,031,850

GENERAL MERCHANDISE STORES -
0.6%

Dayton Hudson Corp. 6.4%          A3         500,000                         489,260
2/15/03

Federated Department Stores,      Baa1       3,000,000                       3,083,070
Inc. 8.5% 6/15/03

                                                                             3,572,330

GROCERY STORES - 0.1%

Kroger Co. 6% 7/1/00              Baa3       530,000                         526,534

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

USA Networks, Inc./ USANi LLC     Baa3       3,000,000                       2,864,460
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     10,995,174

TECHNOLOGY - 1.5%

COMPUTERS & OFFICE EQUIPMENT
- 1.5%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       3,000,000                       2,889,270

6.375% 11/30/01                   Baa1       3,200,000                       3,138,016

6.45% 11/13/00                    Baa1       3,000,000                       2,988,300

7.25% 9/1/02                      Baa1       1,000,000                       988,540

                                                                             10,004,126



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.7%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1      $ 550,000                       $ 537,020

7.73% 9/15/12                     Baa1       355,000                         346,125

Delta Air Lines, Inc.:

equipment trust certificate       Baa1       375,392                         374,274
8.54% 1/2/07

7.7% 12/15/05 (b)                 Baa3       2,300,000                       2,263,200

United Air Lines, Inc. 9%         Baa3       1,100,000                       1,134,034
12/15/03

                                                                             4,654,653

RAILROADS - 0.7%

Burlington Northern Santa Fe      Baa2       3,000,000                       2,922,960
Corp. 6.53% 7/15/37

Norfolk Southern Corp. 7.05%      Baa1       1,700,000                       1,685,193
5/1/37

                                                                             4,608,153

TOTAL TRANSPORTATION                                                         9,262,806

UTILITIES - 4.9%

CELLULAR - 1.2%

Cable & Wireless                  Baa1       7,825,000                       7,730,239
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.2%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2       1,500,000                       1,337,655

7.05% 12/11/07 (b)                Baa2       3,000,000                       2,786,640

DR Investments UK PLC yankee      A2         1,500,000                       1,489,905
7.1% 5/15/02 (b)

Israel Electric Corp. Ltd.        A3         1,900,000                       1,636,508
7.75% 12/15/27 (b)

Texas Utilities Co. 6.375%        Baa3       700,000                         634,193
1/1/08

                                                                             7,884,901

GAS - 0.5%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,350,000                       1,279,395

7% 7/15/29                        Baa3       1,000,000                       868,240

Southwest Gas Corp. 9.75%         Baa2       1,000,000                       1,046,130
6/15/02

                                                                             3,193,765

TELEPHONE SERVICES - 2.0%

Cable & Wireless Optus Ltd.       Baa2       3,000,000                       2,977,470
8.125% 6/15/09 (b)

MCI WorldCom, Inc. 6.4%           A3         2,500,000                       2,394,575
8/15/05

Telecomunicaciones de Puerto      Baa2       1,730,000                       1,631,390
Rico, Inc. 6.65% 5/15/06

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1      $ 3,273,000                     $ 3,074,394

7.7% 7/20/29                      Baa1       3,526,000                       3,226,995

                                                                             13,304,824

TOTAL UTILITIES                                                              32,113,729

TOTAL NONCONVERTIBLE BONDS                                                   232,410,440
(Cost $244,819,481)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 18.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.4%

Fannie Mae:

6.15% 1/13/00                     Aaa        525,000                         525,000

6.5% 4/29/09                      Aaa        7,160,000                       6,700,185

Federal Agricultural Mortgage     Aaa        10,000                          10,025
Corp. 7.01% 2/10/05

Federal Home Loan Bank:

6.46% 12/15/04                    Aaa        1,745,000                       1,714,742

7.59% 3/10/05                     Aaa        10,000                          10,273

Freddie Mac:

6.25% 7/15/04                     Aaa        7,765,000                       7,591,530

6.77% 9/15/02                     Aaa        150,000                         150,281

8% 1/26/05                        Aaa        520,000                         542,911

8.115% 1/31/05                    Aaa        1,140,000                       1,195,928

Government Loan Trusts            Aaa        1,564,538                       1,629,718
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        504,595                         518,215

Class 2-E, 9.4% 5/15/02           Aaa        401,682                         412,367

Class T-3, 9.625% 5/15/02         Aaa        23,725                          24,426



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Guaranteed Export Trust           Aaa       $ 4,444                         $ 4,276
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank): Series
1993-C, 5.2% 10/15/04

Series 1993-D, 5.23% 5/15/05      Aaa        9,361                           8,950

Series 1994-A, 7.12% 4/15/06      Aaa        6,440                           6,439

Guaranteed Trade Trust            Aaa        6,472                           6,569
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank)  Series
1994-B, 7.5% 1/26/06

Israel Export Trust               Aaa        8,235                           8,249
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank)  Series
1994-1, 6.88% 1/26/03

Overseas Private Investment       Aaa        106,925                         105,845
Corp. U.S. Government
guaranteed participation
certificate  Series
1994-195, 6.08% 8/15/04
(callable)

Private Export Funding Corp.
secured:

5.65% 3/15/03                     Aaa        141,750                         139,519

6.86% 4/30/04                     Aaa        1,031,324                       1,028,723

TOTAL U.S. GOVERNMENT AGENCY                                                 22,334,171
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
14.8%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        9,100,000                       8,674,848

6.375% 8/15/27                    Aaa        2,000,000                       1,920,940

6.875% 8/15/25                    Aaa        735,000                         748,664

8.875% 8/15/17                    Aaa        13,940,000                      16,847,745

9.875% 11/15/15                   Aaa        3,810,000                       4,928,006

14% 11/15/11                      Aaa        1,465,000                       2,043,675

U.S. Treasury Notes:

4% 10/31/00                       Aaa        22,000,000                      21,632,160

5.875% 11/15/04                   Aaa        19,080,000                      18,707,368

6% 8/15/09                        Aaa        3,900,000                       3,778,125

6.5% 5/31/02                      Aaa        6,265,000                       6,295,323

U.S. Treasury Notes - coupon      Aaa        26,700,000                      11,951,988
STRIPS 0% 11/15/11

TOTAL U.S. TREASURY                                                          97,528,842
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    119,863,013
GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,794,941)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 38.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 32.8%

6% 2/1/11 to 2/1/29               Aaa       $ 19,127,299                    $ 17,842,194

6.5% 2/1/10 to 7/1/29             Aaa        124,955,574                     117,895,087

7% 12/1/24 to 9/1/29              Aaa        32,950,474                      31,916,005

7.5% 7/1/07 to 9/1/29             Aaa        40,317,899                      39,892,898

7.5% 1/1/30 (c)                   Aaa        1,620,000                       1,602,788

8% 3/1/24 to 9/1/29               Aaa        3,852,255                       3,888,033

8.5% 3/1/25 to 12/1/26            Aaa        3,270,456                       3,355,787

                                                                             216,392,792

FREDDIE MAC - 0.4%

8.5% 3/1/20 to 1/1/28             Aaa        2,368,363                       2,435,636

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.2%

6% 8/15/08 to 5/15/09             Aaa        2,985,206                       2,865,003

6.5% 2/15/28 to 4/15/29           Aaa        22,471,620                      21,088,043

7.5% 3/15/06 to 9/15/29           Aaa        9,305,795                       9,222,039

8% 2/15/17                        Aaa        128,937                         131,274

10% 7/15/13 to 11/15/24           Aaa        662,545                         713,726

                                                                             34,020,085

TOTAL U.S. GOVERNMENT AGENCY                                                 252,848,513
- MORTGAGE SECURITIES
(Cost $263,483,389)

ASSET-BACKED SECURITIES - 3.8%



American Express Credit           A1         1,500,000                       1,430,742
Account Master Trust 6.1%
12/15/06

Capita Equipment Receivables      Baa2       880,000                         844,914
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        387,907                         383,968
Trust 5.91% 12/15/04

Discover Card Master Trust I      A2         4,000,000                       3,878,125
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       830,000                         811,533

6.4% 12/15/02                     Baa2       480,000                         473,760

6.87% 11/15/04                    A2         1,300,000                       1,289,234

JCPenney Master Credit Card       Aaa        7,000,000                       6,647,813
Trust 5.5% 6/15/07



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Key Auto Finance Trust:

6.3% 10/15/03                     A2        $ 437,564                       $ 434,556

6.65% 10/15/03                    Baa3       126,144                         125,928

PNC Student Loan Trust I          Aaa        2,259,900                       2,262,612
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        6,000,000                       5,808,720
2/9/04

Railcar Trust 7.75% 6/1/04        Aaa        544,850                         552,576

TOTAL ASSET-BACKED SECURITIES                                                24,944,481
(Cost $25,692,595)

COMMERCIAL MORTGAGE
SECURITIES - 1.5%



CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       1,080,000                       980,100
1/17/35

Series 1998-FL1:

Class D, 5.91% 12/10/00 (b)(d)    A2         2,100,000                       2,088,188

Class E, 6.26% 1/10/13 (b)(d)     Baa2       2,650,000                       2,610,250

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (b)       Aa2        500,000                         493,665

Class C-1, 7.52% 5/15/06 (b)      A2         500,000                         492,355

Fannie Mae ACES REMIC             Aaa        143,718                         142,551
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10

GS Mortgage Securities Corp.      Baa3       1,000,000                       844,688
II Series 1998-GLII Class E,
7.1905% 4/13/31 (b)(d)

Thirteen Affiliates of            Aaa        1,500,000                       1,425,630
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (b)

Wells Fargo Capital Markets       Aaa        1,122,539                       1,104,467
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                     10,181,894
SECURITIES
(Cost $10,560,331)

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS (E) - 1.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

British Columbia Province         Aa2       $ 500,000                       $ 500,265
yankee 7% 1/15/03

Korean Republic yankee:

8.75% 4/15/03                     Baa2       775,000                         797,886

8.875% 4/15/08                    Baa2       1,194,000                       1,251,228

Manitoba Province yankee          Aa3        500,000                         497,860
6.75% 3/1/03

Quebec Province:

yankee:

7.125% 2/9/24                     A2         250,000                         232,170

7.5% 7/15/23                      A2         8,550,000                       8,336,678

7% 1/30/07                        A2         1,000,000                       978,100

TOTAL FOREIGN GOVERNMENT AND                                                 12,594,187
GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,869,956)

SUPRANATIONAL OBLIGATIONS -
0.6%



Inter-American Development        Aaa        4,000,000                       3,804,680
Bank yankee 6.29% 7/16/27
(Cost $3,974,840)


CASH EQUIVALENTS - 4.2%

                             MATURITY AMOUNT

Investments in repurchase    $ 27,794,650          27,784,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.6%,
dated 12/31/99 due 1/3/00
(Cost $27,784,000)

TOTAL INVESTMENT PORTFOLIO -   684,431,208
103.9%
(Cost $714,979,533)

NET OTHER ASSETS - (3.9)%        (25,579,441)

NET ASSETS - 100%               $ 658,851,767

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,452,921 or 5.4% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        72.1%      AAA, AA, A    69.7%

Baa               21.9%      BBB           20.4%

Ba                1.2%       BB            1.9%

B                 0.7%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

Purchases and sales of securities, other than short-term securities, aggregated $688,840,784 and $577,106,750, respectively, of which long-term U.S. government and government agency obligations aggregated $506,885,550 and $424,240,874, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $27,602,310. The fund received cash collateral of $28,358,703 which was invested in cash equivalents and U.S. Treasury Obligations valued at $575,063.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $715,574,123. Net unrealized depreciation aggregated $31,142,915, of which $327,649 related to appreciated investment securities and $31,470,564 related to depreciated investment securities.

The fund hereby designates approximately $1,123,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At December 31, 1999, the fund had a capital loss carryforward of approximately $11,444,000 all of which will expire on December 31, 2007.

A total of 14.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         DECEMBER 31, 1999

ASSETS

Investment in securities, at                 $ 684,431,208
value (including repurchase
agreements of $27,784,000)
(cost $714,979,533) - See
accompanying schedule

Receivable for fund shares                    1,002,740
sold

Interest receivable                           7,965,986

 TOTAL ASSETS                                 693,399,934

LIABILITIES

Payable for investments         $ 1,624,050
purchased  on a delayed
delivery basis

Payable for fund shares          4,225,556
redeemed

Accrued management fee           240,141

Other payables and accrued       99,717
expenses

Collateral on securities         28,358,703
loaned, at value

 TOTAL LIABILITIES                            34,548,167

NET ASSETS                                   $ 658,851,767

Net Assets consist of:

Paid in capital                              $ 658,425,511

Undistributed net investment                  42,809,963
income

Accumulated undistributed net                 (11,835,382)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (30,548,325)
(depreciation) on investments

NET ASSETS, for 54,166,135                   $ 658,851,767
shares outstanding

NET ASSET VALUE, offering                     $12.16
price and redemption price
per share ($658,851,767
(divided by) 54,166,135
shares)

STATEMENT OF OPERATIONS

                                YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                            $ 46,971,073
Interest

Security lending                              53,093

 TOTAL INCOME                                 47,024,166

EXPENSES

Management fee                  $ 3,054,862

Transfer agent fees              489,020

Accounting and security          182,740
lending fees

Non-interested trustees'         2,093
compensation

Custodian fees and expenses      46,309

Registration fees                1,374

Audit                            31,804

Legal                            7,492

Miscellaneous                    35,286

 Total expenses before           3,850,980
reductions

 Expense reductions              (9,885)      3,841,095

NET INVESTMENT INCOME                         43,183,071

REALIZED AND UNREALIZED GAIN                  (11,737,244)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                      (38,771,648)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               (50,508,892)

NET INCREASE (DECREASE) IN                   $ (7,325,821)
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION
 Expense reductions

  Custodian credits                          $ 9,885



STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment        $ 43,183,071                  $ 27,981,821
income

 Net realized gain (loss)         (11,737,244)                  9,192,419

 Change in net unrealized         (38,771,648)                  2,632,039
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (7,325,821)                   39,806,279
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (28,513,399)                  (16,958,571)
From net investment income

 From net realized gain           (8,945,380)                   (2,012,034)

 TOTAL DISTRIBUTIONS              (37,458,779)                  (18,970,605)

Share transactions Net            258,967,451                   501,565,840
proceeds from sales of shares

 Reinvestment of distributions    37,458,779                    18,970,605

 Cost of shares redeemed          (267,602,641)                 (191,084,324)

 NET INCREASE (DECREASE) IN       28,823,589                    329,452,121
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,961,011)                  350,287,795
IN NET ASSETS

NET ASSETS

 Beginning of period              674,812,778                   324,524,983

 End of period (including        $ 658,851,767                 $ 674,812,778
undistributed net investment
income of $42,809,963 and
$27,875,128, respectively)

OTHER INFORMATION
Shares

 Sold                             20,833,388                    39,825,938

 Issued in reinvestment of        3,052,875                     1,576,941
distributions

 Redeemed                         (21,798,580)                  (15,158,174)

 Net increase (decrease)          2,087,683                     26,244,705


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.960   $ 12.560   $ 12.240   $ 12.480   $ 11.020
period

Income from Investment            .743 B     .725 B     .759 B     .670       .320
Operations Net investment
income

Net realized and unrealized       (.873)     .335       .291       (.290)     1.530
gain (loss)

Total from investment             (.130)     1.060      1.050      .380       1.850
operations

Less Distributions

From net investment income        (.510)     (.590)     (.730)     (.620)     (.390)

From net realized gain            (.160)     (.070)     -          -          -

Total distributions               (.670)     (.660)     (.730)     (.620)     (.390)

Net asset value, end of period   $ 12.160   $ 12.960   $ 12.560   $ 12.240   $ 12.480

TOTAL RETURN A                    (1.05)%    8.85%      9.06%      3.19%      17.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 658,852  $ 674,813  $ 324,525  $ 228,594  $ 181,546
(000 omitted)

Ratio of expenses to average      .54%       .57%       .58%       .58%       .59%
net assets

Ratio of net investment           6.07%      5.85%      6.34%      6.49%      6.53%
income to average net assets

Portfolio turnover rate           87%        239%       191%       81%        182%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

FIDELITY VARIABLE INSURANCE PRODUCTS: MONEY MARKET PORTFOLIO

PERFORMANCE

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: MONEY MARKET  5.17%        5.48%         5.28%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

YIELD

Row: 1, Col: 1, Value: 5.72
Row: 1, Col: 2, Value: 2.07

Row: 2, Col: 1, Value: 5.2
Row: 2, Col: 2, Value: 2.08

Row: 3, Col: 1, Value: 4.85
Row: 3, Col: 2, Value: 2.03

Row: 4, Col: 1, Value: 4.8
Row: 4, Col: 2, Value: 2.1

Row: 5, Col: 1, Value: 5.08
Row: 5, Col: 2, Value: 2.23
Money Market
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
              12/29/99 9/29/99 6/30/99 3/31/99 12/30/98

FIDELITY VIP:
 MONEY MARKET 5.72%     5.20%    4.85%   4.80%   5.08%
 MMDA         2.07%     2.08%    2.03%   2.10%   2.23%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR.(trademark)

COMPARING PERFORMANCE

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Duby)

An interview with Robert Duby, Portfolio Manager of Money Market
Portfolio

Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING 1999?

A. Strong economic growth and the Federal Reserve Board's decision to raise short-term interest rates pushed the general level of interest rates higher during 1999. The Fed raised the rate banks charge each other for overnight loans - known as the fed funds rate - three times during the year - in June, August and November - so that it stood at 5.50% at the end of the period. By doing so, the Fed took back the three rate cuts it implemented in late 1998 to stave off a global credit crunch that was crippling the markets at that time. The overall increase in interest rates was linked to strong domestic economic growth as evidenced by the lowest unemployment rate in nearly 30 years.

Q. WHY WAS U.S. ECONOMIC GROWTH SO STRONG?

A. Growth was spurred by personal consumption, business investment and the housing market. Rising stock and real estate prices created a wealth effect that spurred consumer spending - a significant component of the gross domestic product (GDP) - to the point where it exceeded personal income and resulted in a negative savings rate. While commodity prices increased on the heels of a global economic recovery, there were no significant increases in producer or consumer prices; gains in productivity kept inflation in check.

Q. THEN WHY DID THE FED RAISE RATES?

A. Continued strong GDP growth, coupled with concerns about the impact of wage pressures in already-firm labor markets, helped convince the Fed to raise rates in June. Fed Chairman Alan Greenspan went on to warn in his semiannual Humphrey-Hawkins testimony before Congress that productivity could slip, leading to inflation in the form of higher unit labor costs. In the third quarter, stronger-than-expected job growth and higher-than-expected average hourly earnings encouraged the Fed to implement a rate hike in August. Third-quarter real GDP - gross domestic product adjusted for inflation - significantly exceeded expectations. A rise in the price deflator - a measure of inflation's effect on prices - and an upward trend in oil prices further increased fears that inflation would emerge. In response, the Fed once again raised short-term interest rates in November. As we closed out 1999, positive holiday retail sales reports raised concerns that excessive consumer demand could prompt the Fed to raise rates again in early 2000.

Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND?

A. During the period, worries over the potential impact of unforeseen Y2K computer bug problems caused yields on securities maturing shortly after the turn of the year to trade at a premium. As the money market yield curve - a representation of the yield difference between short- and long-term money market securities - steepened and yields on longer-maturity securities priced in the possibility of higher rates, I added to the fund's longer-term positions. For much of the period, anticipated changes in Fed monetary policy caused Treasury and mortgage repurchase agreements to become relatively expensive. As a result, I increased the fund's exposure to short-term deposits. In the second half of the year - keeping with expectations for higher short-term interest rates - I let the fund's average maturity decline to take advantage of higher rates as they emerged. In order to do so, I increased the fund's investments in variable-rate securities, whose yields are reset in response to changes in market yields.

Q. WHAT IS YOUR OUTLOOK?

A. I'm positioning the fund for potentially higher interest rates in 2000. Market consensus, as quantified by the futures market, currently calls for a 0.25% increase in the fed funds rate when the Fed meets at the beginning of February. It's also possible we might see the Fed bump up rates again at its subsequent meetings, including the one in March. Reflecting my expectation for higher rates, I'll likely keep the fund's average maturity relatively short in order to maximize investment flexibility. At the same time, should longer-term money market securities offer attractive risk-adjusted returns, I may look to opportunistically add positions in securities with longer-term maturities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 3.


FUND FACTS

GOAL: income and share-price stability by investing in high-quality, short-term investments

START DATE: April 1, 1982
SIZE: as of December 31, 1999, more than $1.9 billion

MANAGER: Robert Duby, since 1997; joined
Fidelity in 1982
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: MONEY MARKET PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


CERTIFICATES OF DEPOSIT - 32.4%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE  (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.0%

First Union National Bank,
North Carolina

2/20/00                           6.17% (b)                   $ 25,000,000                    $ 25,000,000

Morgan Guaranty Trust Co., NY

2/22/00                           6.10                         25,000,000                      25,000,000

U.S. Bank NA, Minnesota

3/20/00                           5.95                         8,000,000                       8,000,000

                                                                                               58,000,000

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 5.3%

Abbey National Treasury
Services PLC

2/24/00                           5.93                         15,000,000                      15,000,000

ABN-AMRO Bank NV

2/22/00                           5.95                         25,000,000                      25,000,000

Barclays Bank PLC

7/28/00                           5.80                         9,000,000                       9,000,000

Bayerische Hypo-und
Vereinsbank AG

3/8/00                            6.00                         10,000,000                      10,000,000

Halifax PLC

1/18/00                           6.00                         10,000,000                      10,000,000

3/7/00                            6.02                         35,000,000                      35,000,000

                                                                                               104,000,000

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 24.1%

Bank of Scotland Treasury
Services

1/3/00                            6.40 (b)                     5,000,000                       4,999,583

Banque Nationale de Paris

2/29/00                           6.00                         50,000,000                      49,998,305

8/2/00                            5.85                         10,000,000                      9,997,195

Barclays Bank PLC

1/3/00                            5.63 (b)                     5,000,000                       4,999,170

3/1/00                            5.30                         10,000,000                      9,999,051

6/14/00                           5.66                         10,000,000                      9,997,833

Bayerische Hypo-und
Vereinsbank AG

1/25/00                           6.39 (b)                     10,000,000                      9,995,556

Canadian Imperial Bank of
Commerce

1/24/00                           5.75                         25,000,000                      25,010,528

Commerzbank AG

1/10/00                           5.78                         2,000,000                       1,999,543

Credit Agricole Indosuez

1/3/00                            6.47 (b)                     25,000,000                      24,977,520

Credit Communale de Belgique

3/7/00                            6.00                         25,000,000                      25,000,000

Deutsche Bank AG

1/3/00                            5.64 (b)                     25,000,000                      24,994,590

2/16/00                           5.12                         15,000,000                      14,999,089

3/2/00                            6.00                         20,000,000                      20,000,000

Dresdner Bank AG

1/24/00                           6.44 (b)                     20,000,000                      19,995,634

Norddeutsche Landesbank
Girozentrale

7/12/00                           5.76                         10,000,000                      9,997,468



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

Royal Bank of Canada

6/5/00                            5.55%                       $ 15,000,000                    $ 14,997,540

Royal Bank of Scotland PLC

1/31/00                           6.04                         50,000,000                      50,000,000

Societe Generale, France

1/10/00                           6.45 (b)                     15,000,000                      14,989,515

1/31/00                           6.48 (b)                     7,000,000                       6,993,452

3/31/00                           5.95                         25,000,000                      25,000,000

Svenska Handelsbanken AB

1/17/00                           6.57 (b)                     6,000,000                       6,000,027

Toronto Dominion Bank

2/18/00                           5.15                         12,000,000                      11,999,468

UBS AG

5/18/00                           5.35                         10,000,000                      9,997,819

6/2/00                            5.52                         20,000,000                      19,996,781

6/5/00                            5.55                         25,000,000                      24,995,899

Westdeutsche Landesbank
Girozentrale

2/28/00                           5.95                         15,000,000                      15,000,000

                                                                                               466,931,566

TOTAL CERTIFICATES OF DEPOSIT                                                                 628,931,566

COMMERCIAL PAPER - 46.4%



Aspen Funding Corp.

1/26/00                           6.16                         12,000,000                      11,949,583

Asset Securitization Coop.
Corp.

1/3/00                            6.59 (b)                     10,000,000                      10,000,000

1/10/00                           6.52 (b)                     20,000,000                      19,999,797

2/24/00                           6.00                         14,000,000                      13,876,940

3/14/00                           6.17 (b)                     10,000,000                      10,000,000

CBA Finance, Inc.

3/1/00                            6.00                         25,000,000                      24,753,750

3/3/00                            6.02                         10,000,000                      9,897,872

Centric Capital Corp.

2/1/00                            6.16                         5,700,000                       5,670,059

3/31/00                           6.12                         12,000,000                      11,821,500

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

1/13/00                           6.08                         5,000,000                       4,989,967

2/4/00                            5.99                         5,000,000                       4,972,044

2/9/00                            5.98                         10,000,000                      9,936,083

3/8/00                            6.04                         10,279,000                      10,165,366

3/9/00                            6.04                         5,000,000                       4,943,806

Citicorp

2/15/00                           6.36                         10,000,000                      9,921,250

ConAgra, Inc.

1/28/00                           6.46                         5,000,000                       4,976,000

Corporate Receivables Corp.

1/26/00                           6.11                         5,000,000                       4,979,167

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

CXC, Inc.

1/20/00                           6.54% (b)                   $ 12,000,000                    $ 11,999,626

2/17/00                           6.05                         10,000,000                      9,922,058

2/24/00                           6.07                         15,000,000                      14,866,350

2/25/00                           6.08                         25,000,000                      24,773,125

3/16/00                           6.09                         10,000,000                      9,875,000

Daimler-Chrysler North
America Holding Corp.

2/16/00                           5.86                         5,000,000                       4,963,711

2/22/00                           6.10                         5,000,000                       4,956,883

2/23/00                           6.10                         4,000,000                       3,964,843

3/6/00                            6.05                         5,000,000                       4,946,736

3/7/00                            5.95                         5,000,000                       4,947,017

Delaware Funding Corp.

1/25/00                           6.02                         6,000,000                       5,976,400

2/17/00                           6.12                         7,000,000                       6,945,167

2/24/00                           5.96                         6,256,000                       6,201,385

Den Danske Corp., Inc.

2/22/00                           5.95                         50,000,000                      49,576,778

Edison Asset Securitization LLC

2/7/00                            5.97                         16,000,000                      15,903,964

2/8/00                            5.92                         3,000,000                       2,981,792

2/28/00                           6.00                         5,000,000                       4,952,472

3/6/00                            5.96                         2,000,000                       1,979,056

3/8/00                            6.04                         20,000,000                      19,778,900

3/10/00                           5.96                         4,000,000                       3,955,533

3/13/00                           5.96                         6,000,000                       5,930,520

3/31/00                           5.96                         5,000,000                       4,927,125

Enterprise Funding Corp.

1/27/00                           6.20                         4,219,000                       4,200,261

1/28/00                           6.60                         7,055,000                       7,020,342

2/15/00                           6.01                         6,542,000                       6,493,998

Falcon Asset Securitization
Corp.

1/27/00                           6.17                         9,405,000                       9,363,430

1/31/00                           6.03                         6,000,000                       5,970,500

2/3/00                            6.01                         4,000,000                       3,978,440

2/4/00                            6.02                         3,000,000                       2,983,340

2/8/00                            6.02                         2,583,000                       2,566,968

2/10/00                           6.02                         4,000,000                       3,973,867

Finova Capital Corp.

1/10/00                           6.67 (b)                     5,000,000                       5,000,000

Fleet Funding Corp.

2/16/00                           6.18                         4,000,000                       3,969,078

Ford Motor Credit Co.

2/10/00                           5.57                         25,000,000                      24,846,389

3/6/00                            6.05                         20,000,000                      19,784,778

GE Capital International
Funding, Inc.

2/22/00                           6.09                         10,000,000                      9,913,911

General Electric Capital Corp.

2/22/00                           5.60                         25,000,000                      24,804,639

3/2/00                            6.04                         10,000,000                      9,900,197

3/7/00                            5.91                         40,000,000                      39,578,333



DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

General Electric Capital
Services, Inc.

2/17/00                           6.06%                       $ 23,000,000                    $ 22,821,935

General Motors Acceptance Corp.

2/14/00                           5.96                         10,000,000                      9,928,256

3/6/00                            5.90                         35,000,000                      34,638,528

Goldman Sachs Group, Inc.

2/9/00                            5.80                         25,000,000                      24,847,656

3/22/00                           6.25                         15,000,000                      14,792,438

3/27/00                           6.23                         10,000,000                      9,853,681

J. P. Morgan & Co., Inc.

2/2/00                            5.75                         20,000,000                      19,900,622

Lehman Brothers Holdings, Inc.

2/2/00                            6.30                         14,000,000                      13,923,280

Lower Colorado River Auth. Rev.

3/8/00                            6.19                         10,000,000                      10,000,000

MCI WorldCom, Inc.

1/17/00                           6.42 (b)                     10,000,000                      10,000,000

1/28/00                           6.85                         5,000,000                       4,974,500

Morgan Stanley Dean Witter &
Co.

1/19/00                           6.03                         25,000,000                      24,926,000

2/29/00                           6.32                         10,000,000                      9,897,569

Newport Funding Corp.

1/17/00                           6.51 (b)                     10,000,000                      10,000,000

1/26/00                           6.16                         12,000,000                      11,949,583

2/1/00                            6.17                         8,000,000                       7,958,322

Park Avenue Receivables Corp.

1/31/00                           6.56                         15,000,000                      14,918,750

Preferred Receivables Funding
Corp.

1/25/00                           6.14                         5,000,000                       4,979,900

2/2/00                            6.00                         8,000,000                       7,958,258

2/4/00                            6.00                         6,000,000                       5,966,737

2/9/00                            6.00                         6,000,000                       5,961,910

2/16/00                           6.20                         15,000,000                      14,882,508

Rohm & Haas Co.

3/8/00                            6.35                         3,000,000                       2,965,663

Salomon Smith Barney
Holdings, Inc.

2/14/00                           5.85                         5,000,000                       4,965,289

The Bear Stearns Companies,
Inc.

2/23/00                           5.72                         5,000,000                       4,959,256

Tyco International Group SA

3/8/00                            6.72                         5,000,000                       4,938,583

3/9/00                            6.72                         5,000,000                       4,937,667

TOTAL COMMERCIAL PAPER                                                                       899,372,987

BANK NOTES - 4.8%



American Express Centurion Bank

1/10/00                           6.43 (b)                     10,000,000                      10,000,000

Bank of America NA

2/28/00                           6.14                         25,000,000                      25,000,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

First National Bank, Chicago

7/12/00                           5.75%                       $ 10,000,000                    $ 9,997,467

Fleet National Bank

1/3/00                            5.71 (b)                     25,000,000                      24,993,639

Key Bank NA

1/17/00                           6.58 (b)                     10,000,000                      10,000,000

Mellon Bank NA, Pittsburgh

1/3/00                            5.63 (b)                     4,000,000                       3,999,222

NationsBank NA

1/3/00                            5.65                         10,000,000                      9,998,793

TOTAL BANK NOTES                                                                              93,989,121

MASTER NOTES - 0.8%



J. P. Morgan Securities, Inc.

1/7/00                            6.44 (b)                     15,000,000                     15,000,000

MEDIUM-TERM NOTES - 7.0%



American Telephone & Telegraph

1/6/00                            6.53 (b)                     25,000,000                      25,000,000

CIESCO LP

1/17/00                           6.44 (b)                     10,000,000                      9,998,933

CIT Group, Inc.

1/3/00                            5.70 (b)                     10,000,000                      9,997,470

1/3/00                            5.80 (b)                     15,000,000                      14,989,681

Ford Motor Credit Co.

2/23/00                           6.08 (b)                     25,000,000                      24,988,970

General Electric Capital Corp.

1/12/00                           6.13 (b)                     4,000,000                       4,000,000

2/3/00                            6.11 (b)                     10,000,000                      10,000,000

General Motors Acceptance
Corp. Mortgage Credit

1/4/00                            6.55                         25,000,000                      24,986,434

Goldman Sachs Group L.P.

1/7/00                            6.33 (b)(c)                  7,000,000                       7,000,000

2/10/00                           6.12 (a)(b)                  4,000,000                       4,000,000

TOTAL MEDIUM-TERM NOTES                                                                      134,961,488

SHORT-TERM NOTES - 3.7%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                 PURCHASE

GE Life & Annuity Assurance Co.

1/3/00                            6.58% (b)(c)                $ 14,000,000                    $ 14,000,000

Jackson National Life
Insurance Co.

1/1/00                            6.23 (b)(c)                  7,000,000                       7,000,000

Monumental Life Insurance Co.

1/3/00                            6.62 (b)(c)                  5,000,000                       5,000,000

1/3/00                            6.65 (b)(c)                  5,000,000                       5,000,000

New York Life Insurance Co.

3/1/00                            6.23 (b)(c)                  5,000,000                       5,000,000

4/1/00                            6.28 (b)(c)                  4,000,000                       4,000,000

RACERS Series 1999 16MM,

1/3/00                            6.50 (a)(b)                  9,000,000                       9,000,000

SMM Trust Series 1999 E,

1/5/00                            6.11 (a)(b)                  3,000,000                       3,000,000

SMM Trust Series 1999 I,

2/26/00                           6.10 (a)(b)                  3,000,000                       3,000,000

Strategic Money Market Trust
Series 1999 A6,

1/13/00                           6.30 (a)(b)                  17,000,000                      17,000,000

TOTAL SHORT-TERM NOTES                                                                        72,000,000

TIME DEPOSITS - 4.9%



Bayerische Hypo-und
Vereinsbank AG

1/3/00                            5.50                         70,000,000                      70,000,000

Chase Manhattan Bank

1/3/00                            4.50                         25,000,000                      25,000,000

TOTAL TIME DEPOSITS                                                                           95,000,000


REPURCHASE AGREEMENTS - 0.0%

                              MATURITY AMOUNT

In a joint trading account    $ 426,118              426,000
(U.S. Treasury Obligations)
dated 12/31/99 due 1/3/00 At
3.32%

TOTAL INVESTMENT   PORTFOLIO                    1,939,681,162
- 100.0%

NET OTHER ASSETS - (0.0)%                       (190,493)

NET ASSETS - 100%                              $ 1,939,490,669

Total Cost for Income Tax Purposes $ 1,939,681,162

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,000,000 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST

GE Life & Annuity Assurance    4/8/99            $ 14,000,000
Co.   6.58%, 1/3/00

Goldman Sachs Group L.P.       12/7/98           $ 7,000,000
6.33%, 1/7/00

Jackson National Life          7/6/99            $ 7,000,000
Insurance Co.   6.23%, 1/1/00

Monumental Life Insurance      9/17/98           $ 5,000,000
Co.:   6.62%, 1/3/00

 6.65%, 1/3/00                 3/12/99           $ 5,000,000

New York Life Insurance Co.:   8/13/99           $ 5,000,000
6.23%, 3/1/00

 6.28%, 4/1/00                 12/20/99          $ 4,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $47,000,000 or 2.4% of net assets.

INCOME TAX INFORMATION

At December 31, 1999, the fund had a capital loss carryforward of approximately $102,000 of which $1,000, $28,000 and $73,000 will expire on December 31, 2002, 2005 and 2007, respectively.

FIDELITY VARIABLE INSURANCE PRODUCTS: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 1,939,681,162
value - See accompanying
schedule

Receivable for fund shares                   4,330,190
sold

Interest receivable                          11,149,659

Prepaid expenses                             81,961

 TOTAL ASSETS                                1,955,242,972

LIABILITIES

Payable to custodian bank      $ 12,209

Payable for fund shares         15,253,629
purchased

Accrued management fee          334,788

Other payables and accrued      151,677
expenses

 TOTAL LIABILITIES                           15,752,303

NET ASSETS                                  $ 1,939,490,669

Net Assets consist of:

Paid in capital                             $ 1,939,592,816

Accumulated net realized gain                (102,147)
 (loss) on investments

NET ASSETS, for 1,939,577,760               $ 1,939,490,669
shares outstanding

NET ASSET VALUE, offering                    $1.00
price  and redemption price
per share ($1,939,490,669
(divided by) 1,939,577,760
shares)

STATEMENT OF OPERATIONS

                             YEAR ENDED DECEMBER 31, 1999

INTEREST INCOME                              $ 94,459,131

EXPENSES

Management fee                  $ 3,168,788

Transfer agent fees              1,208,526

Accounting fees and expenses     175,672

Non-interested trustees'         5,317
compensation

Custodian fees and expenses      39,691

Registration fees                912

Audit                            27,623

Legal                            16,488

Miscellaneous                    131,770

 Total expenses before           4,774,787
reductions

 Expense reductions              (957)        4,773,830

NET INTEREST INCOME                           89,685,301

NET REALIZED GAIN (LOSS)   ON                 (73,427)
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 89,611,874
RESULTING FROM OPERATIONS

OTHER INFORMATION                            $ 957
Expense reductions Custodian
credits

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net interest income   $ 89,685,301                  $ 73,329,985

 Net realized gain (loss)         (73,427)                      30,030

 NET INCREASE (DECREASE) IN       89,611,874                    73,360,015
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (89,685,301)                  (73,329,985)
from net interest income

Share transactions at net         3,933,097,969                 2,992,850,183
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  88,893,196                    73,314,040
distributions from net
interest income

 Cost of shares redeemed          (3,589,916,485)               (2,579,498,939)

 NET INCREASE (DECREASE) IN       432,074,680                   486,665,284
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       432,001,253                   486,695,314
IN NET ASSETS

NET ASSETS

 Beginning of period              1,507,489,416                 1,020,794,102

 End of period                   $ 1,939,490,669               $ 1,507,489,416


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
period

Income from Investment            .050         .053         .053         .052         .057
Operations Net interest
income

Less Distributions

From net interest income          (.050)       (.053)       (.053)       (.052)       (.057)

Net asset value, end of period   $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000

TOTAL RETURN A                    5.17%        5.46%        5.51%        5.41%        5.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,939,491  $ 1,507,489  $ 1,020,794  $ 1,126,155  $ 808,874
(000 omitted)

Ratio of expenses to average      .27%         .30%         .31%         .30%         .33%
net assets

Ratio of net interest income      5.06%        5.33%        5.32%        5.28%        5.72%
to average net assets


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

The Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio, and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund except the Money Market Portfolio, Index 500 Portfolio and Investment Grade Portfolio offers two classes of shares: the funds' original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of each fund. The Service Class 2 shares of each fund will be subject to an annual distribution and service fee of .25% of each class' average net assets. Service Class 2 shares of each fund are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

MONEY MARKET PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

HIGH INCOME, ASSET MANAGER AND BALANCED PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

ASSET MANAGER: GROWTH, EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH AND MID CAP PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME:

MONEY MARKET PORTFOLIO Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, BALANCED, ASSET
MANAGER: GROWTH, EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Certain funds may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's schedule of investments.

2. OPERATING POLICIES - CONTINUED

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Certain funds are permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments for High Income Portfolio amounted to $21,673,533 or 0.8% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.

For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to
 .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annual rate of .18%. The income-based portion of this fee was equal to $347,858, or an annual rate of .02% of the fund's average net assets.

For the Index 500 Portfolio, FMR receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period for the Investment Grade Bond and High Income Portfolios and .2167% to .5200% for the period for the Asset Manager, Balanced, Asset Manager: Growth, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth, Mid Cap and Overseas Portfolios for the period. The annual individual fund fee rate is .30% for Investment Grade Bond, Asset Manager: Growth, Growth Opportunities, Contrafund, Growth and Mid Cap, .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and Growth & Income Portfolios. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.

For the period, each fund's management fee was equivalent to the following annual rates expressed as a percentage of average net assets:

Money Market          .18%
Investment Grade Bond .43%
High Income           .58%
Asset Manager         .53%
Balanced              .43%
Asset Manager: Growth .58%
Equity-Income         .48%
Growth & Income       .48%
Index 500             .24%
Growth Opportunities  .58%
Contrafund            .58%
Growth                .58%
Mid Cap               .57%
Overseas              .73%

SUB-ADVISER FEE. As the Money Market and Investment Grade Bond
(effective January 1, 1999) Portfolios' investment sub-adviser,
Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

FMR, on behalf of the Overseas Portfolio, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.

FMR and Index 500 Portfolio entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Prior to October 1, 1999, the sub-advisory fee included

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

fees for securities lending. Under this arrangement the fund paid
Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers
Trust $125,216 under this arrangement.

Effective October 1, 1999 Index 500 Portfolio entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement the fund receives at least 70% of net income from the securities lending program. Bankers Trust will retain no more than 30% of net income under this agreement. For the period, Bankers Trust retained $79,914. In addition, shareholders approved a "manager-of-managers" arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for the Service Class of shares (the Plan). Under the Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. This fee is based on an annual rate of .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

HIGH INCOME             $ 187,615

ASSET MANAGER            14,423

BALANCED                 18,312

ASSET MANAGER: GROWTH    6,803

EQUITY-INCOME            335,256

GROWTH & INCOME          41,594

GROWTH OPPORTUNITIES     244,429

CONTRAFUND               353,057

GROWTH                   403,810

MID CAP                  3,806

OVERSEAS                 66,278

TRANSFER AGENT FEES. Fidelity Investment Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Money Market, Investment Grade Bond, High Income,
Asset  Manager, Balanced, Asset Manager: Growth,
Equity-Income, Growth & Income, Index 500,
Growth Opportunities, Contrafund,  Growth and
Overseas                                         .07%
Mid Cap                                          .09%

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the Money Market Portfolio, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $71,105 to FIDFUNDS, which are being amortized over one year.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The Index 500 Portfolio also placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. SECURITY LENDING.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral in the form of U.S. Treasury obligations, letters of credit and/or cash against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse Index 500 Portfolio's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.

FMR voluntarily agreed to reimburse Mid Cap Portfolio's operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the annual rates of 1.00% and 1.10% of the average net assets for the Initial Class and Service Class, respectively.

FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses.

In addition, through arrangements with certain funds' custodians, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

8. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares, and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:

                       FILI           UNAFFILIATED INSURANCE COMPANIES

FUND                   % OF OWNERSHIP # OF     % OF OWNERSHIP

MONEY MARKET            53%            0        0%
Investment Grade Bond   30%            2        20%
High Income             11%            2        61%
Asset Manager           18%            1        23%
Balanced                38%            1        51%
Asset Manager: Growth   65%            1        10%
Equity-Income           13%            1        29%
Growth & Income         48%            1        21%
Index 500               26%            1        10%
Growth Opportunities    19%            1        66%
Contrafund              22%            2        35%
Growth                  13%            1        29%
Mid Cap                 6%             3        85%
Overseas                14%            1        35%

9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of each applicable fund's schedule of investments.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Variable Insurance Products Fund and the
Shareholders of Money Market Portfolio, High Income Portfolio,
Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio (funds of Variable Insurance Products Fund) at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Insurance Products Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Variable Insurance Products Fund III and the
Shareholders of Mid Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Mid Cap Portfolio (a fund of Variable Insurance Products Fund III) at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Mid Cap Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   February 10, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and
Shareholders of Investment Grade Bond Portfolio, Asset Manager
Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio:

We have audited the accompanying statements of assets and liabilities of Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio, including portfolios of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio as of December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund III and
Shareholders of Balanced Portfolio, Growth Opportunities Portfolio and Growth & Income Portfolio:

We have audited the accompanying statements of assets and liabilities of Balanced Portfolio, Growth Opportunities Portfolio and Growth & Income Portfolio, including the portfolios of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balanced Portfolio, Growth Opportunities Portfolio and Growth & Income Portfolio as of December 31, 1999, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

DISTRIBUTIONS

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

FUND              PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Investment Grade Bond:
 Initial Class    2/4/00   2/4/00       $.84      $-
 Service Class 2  2/4/00   2/4/00       $.84      $-
Asset Manager:
 Initial Class    2/4/00   2/4/00       $.59      $1.39
 Service Class    2/4/00   2/4/00       $.58      $1.39
 Service Class 2  2/4/00   2/4/00       $.58      $1.39
Balanced:
 Initial Class    2/4/00   2/4/00       $.48      $.40
 Service Class    2/4/00   2/4/00       $.47      $.40
 Service Class 2  2/4/00   2/4/00       $.47      $.40
Asset Manager: Growth:
 Initial Class    2/4/00   2/4/00       $.37      $1.50
 Service Class    2/4/00   2/4/00       $.36      $1.50
 Service Class 2  2/4/00   2/4/00       $.36      $1.50
Equity-Income:
 Initial Class    2/4/00   2/4/00       $.43      $1.62
 Service Class    2/4/00   2/4/00       $.42      $1.62
 Service Class 2  2/4/00   2/4/00       $.42      $1.62
Growth & Income:
 Initial Class    2/4/00   2/4/00       $.19      $1.24
 Service Class    2/4/00   2/4/00       $.19      $1.24
 Service Class 2  2/4/00   2/4/00       $.19      $1.24
Index 500:
 Initial Class    2/11/00  2/11/00      $1.67     $0.73
 Service Class 2  2/11/00  2/11/00      $1.67     $0.73
Growth Opportunities:
 Initial Class    2/4/00   2/4/00       $.28      $1.42
 Service Class    2/4/00   2/4/00       $.27      $1.42
 Service Class 2  2/4/00   2/4/00       $.27      $1.42
Contrafund:
 Initial Class    2/4/00   2/4/00       $.10      $3.63
 Service Class    2/4/00   2/4/00       $.10      $3.63
 Service Class 2  2/4/00   2/4/00       $.10      $3.63
Growth:
 Initial Class    2/4/00   2/4/00       $.06      $5.97
 Service Class    2/4/00   2/4/00       $.05      $5.97
 Service Class 2  2/4/00   2/4/00       $.05      $5.97
Mid Cap:
 Initial Class    2/4/00   2/4/00       $-        $.05
 Service Class    2/4/00   2/4/00       $-        $.05
 Service Class 2  2/4/00   2/4/00       $-        $.05
Overseas:
 Initial Class    2/4/00   2/4/00       $.37      $2.33
 Service Class    2/4/00   2/4/00       $.36      $2.33
 Service Class 2  2/4/00   2/4/00       $.36      $2.33

Each fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Asset Manager         10.77%
Balanced               8.39%
Asset Manager: Growth  5.60%
Index 500             11.21%
Growth Opportunities  37.66%
Contrafund            32.14%
Overseas               6.76%

A percentage of the dividends distributed during the fiscal year for the Initial Class and Service Class of the following funds qualifies for the dividends-received deduction for corporate shareholders:

High Income             4%
Asset Manager          23%
Balanced               30%
Asset Manager: Growth  43%
Equity-Income          99%
Growth & Income        77%
Contrafund             59%
Growth                 13%
Mid Cap                10%

For the Growth Opportunities Portfolio, a total of 72% and 76% of the dividends distributed by the Initial Class and Service Class, respectively, during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

For the Index 500 Portfolio, a total of 87% of the dividends distributed by the Initial Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

For Overseas Portfolio, the amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

              Income Taxes

Initial Class $.352  $.042
Service Class $.352  $.042

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money Management, Inc. (FIMM),
 Merrimack, NH
 MONEY MARKET, ASSET MANAGER, BALANCED, INVESTMENT
 GRADE BOND AND ASSET MANAGER: GROWTH PORTFOLIOS
Fidelity Management & Research (U.K.) Inc.,
 London, England
 HIGH INCOME, MID CAP, ASSET MANAGER, ASSET MANAGER:
 GROWTH, CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME, AND OVERSEAS PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
 HIGH INCOME, MID CAP, ASSET MANAGER, ASSET MANAGER:
 GROWTH, CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME, AND OVERSEAS PORTFOLIOS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS PORTFOLIO
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS PORTFOLIO
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT - GROWTH, MID CAP
 AND GROWTH OPPORTUNITIES PORTFOLIOS
Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY-INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS
Fred L. Henning, Jr., VICE PRESIDENT - MONEY MARKET
 AND INVESTMENT GRADE BOND PORTFOLIOS
Dwight D. Churchill, VICE PRESIDENT -
  INVESTMENT GRADE BOND PORTFOLIO
Boyce I. Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Robert A. Lawrence, VICE PRESIDENT - INDEX 500, ASSET MANAGER, AND ASSET MANAGER: GROWTH PORTFOLIOS
Bart A. Grenier, VICE PRESIDENT - HIGH INCOME
 AND CONTRAFUND PORTFOLIOs
John Avery, VICE PRESIDENT - BALANCED PORTFOLIO
Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO
William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO
Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO
David Felman, VICE PRESIDENT - MID CAP PORTFOLIO
Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS
Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Richard R. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO
Charles S. Morrison II, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Stephen R. Petersen, VICE PRESIDENT - EQUITY-INCOME PORTFOLIO
John J. Todd, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Jennifer Uhrig, VICE PRESIDENT - GROWTH PORTFOLIO
George A. Vanderheiden, VICE PRESIDENT -
 GROWTH OPPORTUNITIES PORTFOLIO
Steven J. Snider, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith, ASSISTANT VICE PRESIDENT - MONEY MARKET    AND
INVESTMENT GRADE BOND PORTFOLIOS
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER - MONEY MARKET
 AND INVESTMENT GRADE BOND PORTFOLIOS

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
The Bank of New York, New York, NY
 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS
The Chase Manhattan Bank, New York, NY
 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS
Brown Brothers Harriman & Co., Boston, MA
 GROWTH, GROWTH OPPORTUNITIES, MID CAP
 AND CONTRAFUND PORTFOLIOS
Bankers Trust, New York, NY
 INDEX 500 PORTFOLIO

* INDEPENDENT TRUSTEES




(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(REGISTERED TRADEMARK)
VARIABLE INSURANCE PRODUCTS:
ASSET MANAGER: GROWTH SM PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT            3   A review of what happened in
                                  world markets during the
                                  past 12 months.

PERFORMANCE AND INVESTMENT    4   How the fund has done over
SUMMARY                           time, and an overview of the
                                  fund's investments at the
                                  end of the period.

FUND TALK                     5   The manager's review of fund
                                  performance, strategy  and
                                  outlook.

INVESTMENTS                   6   A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          21  Statements of assets and
                                  liabilities, operations, and
                                   changes in net assets, as
                                  well as financial highlights.

NOTES                         24  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  27  The auditors' opinion.

DISTRIBUTIONS                 28

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,       PAST 1 YEAR  LIFE OF FUND
1999

FIDELITY VIP: ASSET MGR:         15.26%       20.16%
GROWTH - "INITIAL CLASS"

Asset Manager: Growth Composite  14.55%       n/a

 S&P 500 (registered trademark)  21.04%       28.59%

 LB Aggregate Bond               -0.82%       7.77%

 LB 3 Month T-Bill               4.90%        n/a

Variable Annuity Flexible        12.07%       n/a
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager:
Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER LIFE OF FUND

             VIP II Asset Mgr Growth     70 S&P/25 LBAgg/5 LB 3Mo    S&P 500                     LB Aggregate Bond
             00159                       F0022                       SP001                       LB001
  1995/01/31      10000.00                    10000.00                    10000.00                    10000.00
  1995/02/28      10149.70                    10319.62                    10389.70                    10238.00
  1995/03/31      10289.42                    10539.71                    10696.30                    10300.45
  1995/04/30      10558.88                    10785.50                    11011.31                    10444.66
  1995/05/31      10708.58                    11199.23                    11451.43                    10848.87
  1995/06/30      11137.72                    11397.77                    11717.44                    10928.06
  1995/07/31      11546.91                    11633.53                    12106.00                    10904.02
  1995/08/31      12065.87                    11695.86                    12136.38                    11035.96
  1995/09/30      12245.51                    12052.97                    12648.54                    11143.01
  1995/10/31      11776.45                    12083.85                    12603.38                    11287.87
  1995/11/30      11986.03                    12487.56                    13156.67                    11457.19
  1995/12/31      12277.71                    12701.01                    13410.07                    11617.59
  1996/01/31      12569.78                    13008.92                    13866.55                    11694.26
  1996/02/29      12613.39                    13009.89                    13995.09                    11490.78
  1996/03/31      12840.37                    13059.96                    14129.86                    11410.35
  1996/04/30      13143.01                    13162.84                    14338.14                    11346.45
  1996/05/31      13348.36                    13380.07                    14707.92                    11323.76
  1996/06/30      13402.41                    13467.11                    14763.95                    11475.49
  1996/07/31      13067.35                    13093.05                    14111.68                    11506.48
  1996/08/31      13164.62                    13267.32                    14409.30                    11486.92
  1996/09/30      13705.04                    13821.05                    15220.25                    11686.79
  1996/10/31      14104.95                    14163.15                    15640.03                    11946.24
  1996/11/30      15023.67                    14935.59                    16822.26                    12150.52
  1996/12/31      14737.79                    14700.41                    16489.01                    12037.52
  1997/01/31      15367.80                    15358.12                    17519.24                    12074.83
  1997/02/28      15514.22                    15455.00                    17656.59                    12105.02
  1997/03/31      14781.88                    14970.83                    16931.08                    11970.65
  1997/04/30      15401.55                    15656.26                    17941.87                    12150.21
  1997/05/31      16336.68                    16364.80                    19034.17                    12265.64
  1997/06/30      16821.15                    16929.64                    19886.90                    12411.60
  1997/07/31      17959.09                    17991.36                    21469.30                    12746.72
  1997/08/31      17395.75                    17251.75                    20266.59                    12638.37
  1997/09/30      18037.95                    17980.97                    21376.59                    12825.42
  1997/10/31      17609.82                    17629.62                    20662.61                    13011.39
  1997/11/30      18116.82                    18224.94                    21619.09                    13071.24
  1997/12/31      18432.29                    18493.92                    21990.29                    13203.26
  1998/01/31      18432.29                    18700.72                    22233.50                    13372.26
  1998/02/28      19558.44                    19644.52                    23836.98                    13361.56
  1998/03/31      20283.77                    20370.04                    25057.67                    13406.99
  1998/04/30      20220.15                    20544.55                    25309.75                    13476.71
  1998/05/31      20016.54                    20350.75                    24874.67                    13604.74
  1998/06/30      20487.37                    20976.94                    25885.08                    13720.15
  1998/07/31      20309.22                    20836.30                    25609.41                    13749.26
  1998/08/31      17751.48                    18817.12                    21906.80                    13973.05
  1998/09/30      18413.18                    19776.04                    23310.15                    14300.19
  1998/10/31      19583.89                    20879.82                    25206.20                    14224.74
  1998/11/30      20563.72                    21798.80                    26733.94                    14305.30
  1998/12/31      21670.80                    22698.67                    28274.35                    14348.32
  1999/01/31      22307.06                    23408.00                    29456.79                    14450.81
  1999/02/28      21729.24                    22800.07                    28541.27                    14198.50
  1999/03/31      21946.67                    23475.12                    29683.21                    14277.27
  1999/04/30      22598.96                    24134.36                    30832.84                    14322.53
  1999/05/31      22204.87                    23687.10                    30104.87                    14196.49
  1999/06/30      23305.60                    24593.03                    31775.69                    14151.15
  1999/07/31      22829.97                    24034.91                    30783.66                    14091.72
  1999/08/31      22775.62                    23953.42                    30631.28                    14084.56
  1999/09/30      22313.58                    23568.71                    29791.68                    14248.00
  1999/10/31      23224.06                    24639.36                    31676.89                    14300.57
  1999/11/30      23631.74                    24994.57                    32320.88                    14299.58
  1999/12/31      24977.08                    26000.64                    34224.58                    14230.63
IMATRL PRASUN   SHR__CHT 19991231 20000118 144608 R00000000000062

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager:
Growth Portfolio on January 31, 1995, shortly after the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $24,977 - a 149.77% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $34,225 - a 242.25% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $14,231 - a 42.31% increase.

You can also look at how the Asset Manager: Growth Composite Index did over the same period. The Asset Manager: Growth Composite Index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix*. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $26,001 - a 160.01% increase.

* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 3.2

Wal-Mart Stores, Inc.           2.9

General Electric Co.            2.8

Motorola, Inc.                  2.4

Cisco Systems, Inc.               2.2

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

(STOCKS ONLY)                  % OF FUND'S NET ASSETS

TECHNOLOGY                      21.3

FINANCE                         10.4

UTILITIES                       7.8

HEALTH                          6.7

RETAIL & WHOLESALE              5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stock Class 76.5%

                        Bond Class 20.4%

                        Short-Term Class 3.1%

* FOREIGN INVESTMENTS  1.2%


ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT
CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF
APPLICABLE.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW

(PHOTOGRAPH OF RICHARD HABERMANN)

An interview with
Richard Habermann,
Portfolio Manager of
Asset Manager: Growth

Q. HOW DID THE FUND PERFORM, DICK?

A. For the 12 months that ended December 31, 1999, the fund topped the 14.55% return of the Asset Manager: Growth Composite Index.

Q. WHAT ASSET ALLOCATION STRATEGIES DID YOU FOLLOW DURING THE PERIOD?

A. The fund's neutral allocation mix calls for 70% of its assets to be invested in stocks, 25% in bonds and the rest in short-term and money market instruments. With stocks performing well through much of the period, I kept the fund's average equity exposure at around 74%. Timing, though, is also important, and the fund would have benefited further from a higher stock exposure during certain periods in the spring. On the bond side, the fund was somewhat underweighted on average to accommodate the equity position. My decision to lower the fund's exposure to investment-grade bonds worked out well, as rising interest rates detracted from returns. My focus within the bond subportfolio was instead on high-yield securities, which performed very well relative to the Treasury market.

Q. HOW DID THE FUND'S EQUITY SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. The fund's equities performed slightly better than the S&P 500 index, quite an accomplishment considering the narrowness of the overall market in 1999. By that, I mean that 10 of the major stocks within the index produced around 60% of its advance. Conversely, the bottom 450 stocks within the S&P produced a negative aggregate return. The technology sector led the market, and Steve Snider - who manages the fund's stocks - was able to find enough good names to keep pace with the tech stocks within the index. Industry leaders Cisco Systems and Microsoft continued to perform well, as did Lexmark International. The fund also benefited from the huge demand for wireless communications by owning positions in Qualcomm and Motorola. Retail stocks also performed well, with Wal-Mart being the fund's top overall contributor during the period. Disappointments included pharmaceutical firm Schering-Plough, as well as Fannie Mae and Freddie Mac, both of which struggled due to less-than-favorable interest-rate conditions. The fund no longer held equity stakes in Fannie Mae or Freddie Mac at the end of the period.

Q. HOW DID YOU ALLOCATE INVESTMENTS WITHIN THE FUND'S BOND
SUBPORTFOLIO?

A. I continued to emphasize high-yield bonds, which clearly turned out to be a wise move. These positions - managed by Fred Hoff - posted attractive yields against the backdrop of a strong U.S. economy and a favorable corporate earnings outlook. The best individual high-yield performers included telecommunications names Nextel Communications, WinStar and Teligent. As far as the fund's investment-grade bond positions, rising interest rates pressured returns through much of the period. Despite this general move in rates, the fund was heavily weighted in corporate and mortgage-backed securities, which performed relatively well during the period. This subportfolio - managed by Charlie Morrison - benefited from its investments in Seagram, Cable & Wireless and Capital One, as well as from its exposure to commercial mortgage-backed securities, particularly in the lower credit tiers.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. With interest rates spiking upward, John Todd - who manages this portion of the fund - focused mainly on repurchase agreements. These securities - commonly called repos - are short-term investments that the seller agrees to buy back at a specified price and time. Repos offered the fund an effective sanctuary in which to invest assets on a temporary basis during the period. They also provided an adequate level of liquidity, which was desirable given the rate scenario.

Q. WHAT'S YOUR OUTLOOK?

A. Despite the global economic growth we've seen recently, inflation remains subdued. Corporate earnings appear to be on solid ground for 2000, which means there may be more market segments that are reasonably valued. From an allocation standpoint the direction of interest rates will have some influence on whether I take more of a defensive or equity-oriented approach.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FUND FACTS

GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: January 3, 1995

SIZE: as of December 31, 1999, more than $591 million

MANAGER: Richard Habermann, since 1996;
joined Fidelity in 1968
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 72.8%

                                 SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 3.1%

AEROSPACE & DEFENSE - 3.0%

Boeing Co.                        47,800                 $ 1,986,688

Honeywell International, Inc.     92,225                  5,320,230

Northrop Grumman Corp.            6,700                   362,219

Rockwell International Corp.      24,100                  1,153,788

Textron, Inc.                     10,100                  774,544

United Technologies Corp.         123,456                 8,024,640

                                                          17,622,109

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            16,700                  880,925

TOTAL AEROSPACE & DEFENSE                                 18,503,034

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 0.7%

Dow Chemical Co.                  21,900                  2,926,388

Engelhard Corp.                   18,900                  356,738

Praxair, Inc.                     19,300                  971,031

                                                          4,254,157

IRON & STEEL - 0.2%

Mueller Industries, Inc. (a)      7,800                   282,750

Nucor Corp.                       19,700                  1,079,806

                                                          1,362,556

METALS & MINING - 1.3%

Alcoa, Inc.                       93,100                  7,727,300

PAPER & FOREST PRODUCTS - 0.4%

Georgia-Pacific Corp.             12,200                  619,150

Weyerhaeuser Co.                  19,900                  1,429,069

                                                          2,048,219

TOTAL BASIC INDUSTRIES                                    15,392,232

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              38,400                  1,269,600

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES -
0.9%

Ford Motor Co.                    102,000                 5,450,625

CONSUMER DURABLES - 0.7%

Minnesota Mining &                43,800                  4,286,925
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

Whirlpool Corp.                   3,200                   208,200

TEXTILES & APPAREL - 0.1%

NIKE, Inc. Class B                13,500                  669,094

TOTAL DURABLES                                            10,614,844

ENERGY - 4.2%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               27,000                  1,128,938



                                 SHARES                  VALUE (NOTE 1)

OIL & GAS - 4.0%

Amerada Hess Corp.                8,600                  $ 488,050

Apache Corp.                      23,100                  853,256

Atlantic Richfield Co.            98,400                  8,511,600

Chevron Corp.                     71,200                  6,167,700

Exxon Mobil Corp.                 87,260                  7,029,884

Tosco Corp.                       20,200                  549,188

                                                          23,599,678

TOTAL ENERGY                                              24,728,616

FINANCE - 10.3%

BANKS - 4.4%

Chase Manhattan Corp.             125,100                 9,718,706

Comerica, Inc.                    10,700                  499,556

FleetBoston Financial Corp.       98,220                  3,419,284

J. P. Morgan & Co., Inc.          55,700                  7,053,013

PNC Financial Corp.               85,500                  3,804,750

SouthTrust Corp.                  41,300                  1,561,656

                                                          26,056,965

CREDIT & OTHER FINANCE - 1.7%

American Express Co.              15,100                  2,510,375

Citigroup, Inc.                   113,200                 6,289,675

Providian Financial Corp.         15,500                  1,411,469

                                                          10,211,519

INSURANCE - 1.0%

Allmerica Financial Corp.         12,400                  689,750

American General Corp.            9,200                   698,050

CIGNA Corp.                       9,400                   757,288

Financial Security Assurance      4,700                   244,988
Holdings Ltd.

Marsh & McLennan Companies,       26,400                  2,526,150
Inc.

MGIC Investment Corp.             14,500                  872,719

                                                          5,788,945

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       65,100                  2,180,850

SECURITIES INDUSTRY - 2.8%

AXA Financial, Inc.               51,800                  1,754,725

Kansas City Southern              44,500                  3,320,813
Industries, Inc.

Lehman Brothers Holdings,         70,900                  6,004,344
Inc.

Merrill Lynch & Co., Inc.         20,200                  1,686,700

Morgan Stanley Dean Witter &      26,600                  3,797,150
Co.

                                                          16,563,732

TOTAL FINANCE                                             60,802,011

HEALTH - 6.6%

DRUGS & PHARMACEUTICALS - 4.6%

Amgen, Inc. (a)                   126,800                 7,615,925

Biogen, Inc. (a)                  12,100                  1,022,450

Bristol-Myers Squibb Co.          124,500                 7,991,344

Merck & Co., Inc.                 54,000                  3,621,375

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Pfizer, Inc.                      53,900                 $ 1,748,381

Schering-Plough Corp.             126,900                 5,353,594

                                                          27,353,069

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Johnson & Johnson                 101,400                 9,442,875

Millipore Corp.                   5,400                   208,575

                                                          9,651,450

MEDICAL FACILITIES MANAGEMENT
- 0.4%

United HealthCare Corp.           13,200                  701,250

Wellpoint Health Networks,        20,100                  1,325,344
Inc. (a)

                                                          2,026,594

TOTAL HEALTH                                              39,031,113

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.1%

ELECTRICAL EQUIPMENT - 3.2%

Emerson Electric Co.              3,700                   212,288

General Electric Co.              107,000                 16,558,250

General Instrument Corp. (a)      28,300                  2,405,500

                                                          19,176,038

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Ingersoll-Rand Co.                61,400                  3,380,838

Parker-Hannifin Corp.             10,800                  554,175

Tyco International Ltd.           34,000                  1,321,750

                                                          5,256,763

TOTAL INDUSTRIAL MACHINERY &                              24,432,801
EQUIPMENT

MEDIA & LEISURE - 2.2%

BROADCASTING - 0.0%

NTL, Inc. warrants 10/14/08       427                     21,350
(a)

PUBLISHING - 2.1%

Central Newspapers, Inc.          8,700                   342,563
Class A

Dow Jones & Co., Inc.             11,700                  795,600

Gannet Co., Inc.                  50,900                  4,151,531

Knight-Ridder, Inc.               18,900                  1,124,550

McGraw-Hill Companies, Inc.       8,500                   523,813

The New York Times Co. Class A    32,800                  1,611,300

Tribune Co.                       66,800                  3,678,175

                                                          12,227,532

RESTAURANTS - 0.1%

Brinker International, Inc.       12,000                  288,000
(a)

Darden Restaurants, Inc.          23,400                  424,125

                                                          712,125

TOTAL MEDIA & LEISURE                                     12,961,007



                                 SHARES                  VALUE (NOTE 1)

NONDURABLES - 3.5%

BEVERAGES - 1.5%

Adolph Coors Co. Class B          14,700                 $ 771,750

Anheuser-Busch Companies,         89,600                  6,350,400
Inc.

Pepsi Bottling Group, Inc.        60,200                  997,063

PepsiCo, Inc.                     21,600                  761,400

                                                          8,880,613

FOODS - 1.4%

Campbell Soup Co.                 20,200                  781,488

H. J. Heinz Co.                   20,200                  804,213

Kellogg Co.                       46,100                  1,420,456

Quaker Oats Co.                   43,400                  2,848,125

Ralston Purina Co.                27,000                  752,625

Sara Lee Corp.                    75,200                  1,659,100

                                                          8,266,007

HOUSEHOLD PRODUCTS - 0.4%

Procter & Gamble Co.              22,700                  2,487,069

TOBACCO - 0.2%

Philip Morris Companies, Inc.     45,000                  1,043,438

TOTAL NONDURABLES                                         20,677,127

PRECIOUS METALS - 0.0%

Homestake Mining Co.              26,800                  209,375

RETAIL & WHOLESALE - 5.7%

APPAREL STORES - 0.3%

Gap, Inc.                         43,575                  2,004,450

GENERAL MERCHANDISE STORES -
3.2%

Dayton Hudson Corp.               21,100                  1,549,531

Sears, Roebuck & Co.              5,400                   164,363

Wal-Mart Stores, Inc.             250,000                 17,281,250

                                                          18,995,144

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

Best Buy Co., Inc. (a)            38,900                  1,952,294

Circuit City Stores, Inc. -       20,100                  905,756
Circuit City Group

Home Depot, Inc.                  98,250                  6,736,266

Lowe's Companies, Inc.            54,300                  3,244,425

                                                          12,838,741

TOTAL RETAIL & WHOLESALE                                  33,838,335

SERVICES - 0.4%

LEASING & RENTAL - 0.2%

Hertz Corp. Class A               17,500                  877,188

PRINTING - 0.2%

Valassis Communications, Inc.     31,650                  1,337,213
(a)

TOTAL SERVICES                                            2,214,401

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

TECHNOLOGY - 21.3%

COMMUNICATIONS EQUIPMENT - 4.6%

ADC Telecommunications, Inc.      33,500                 $ 2,430,844
(a)

Cisco Systems, Inc. (a)           119,100                 12,758,588

Globalstar Telecommunications     180                     38,700
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         157,900                 11,812,894

                                                          27,041,026

COMPUTER SERVICES & SOFTWARE
- 6.1%

Adobe Systems, Inc.               59,600                  4,008,100

Computer Associates               31,700                  2,217,019
International, Inc.

Electronics for Imaging, Inc.     33,600                  1,953,000
(a)

First Data Corp.                  95,200                  4,694,550

Microsoft Corp. (a)               163,300                 19,065,244

NetScout Systems, Inc.            19,800                  613,800

Oracle Corp. (a)                  32,300                  3,619,619

                                                          36,171,332

COMPUTERS & OFFICE EQUIPMENT
- 4.5%

Adaptec, Inc. (a)                 66,100                  3,296,738

Comverse Technology, Inc. (a)     23,800                  3,445,050

International Business            80,300                  8,672,400
Machines Corp.

Lexmark International Group,      72,200                  6,534,100
Inc.  Class A (a)

Sun Microsystems, Inc. (a)        63,300                  4,901,794

                                                          26,850,082

ELECTRONIC INSTRUMENTS - 0.7%

Agilent Technologies, Inc.        2,400                   185,550

Applied Materials, Inc. (a)       13,200                  1,672,275

Teradyne, Inc. (a)                36,200                  2,389,200

                                                          4,247,025

ELECTRONICS - 5.4%

Analog Devices, Inc. (a)          700                     65,100

Intel Corp.                       26,800                  2,205,975

LSI Logic Corp. (a)               23,600                  1,593,000

Motorola, Inc.                    95,800                  14,106,550

National Semiconductor Corp.      27,000                  1,155,938
(a)

Texas Instruments, Inc.           123,200                 11,935,000

Vishay Intertechnology, Inc.      20,200                  638,825
(a)

                                                          31,700,388

TOTAL TECHNOLOGY                                          126,009,853

TRANSPORTATION - 0.1%

TRUCKING & FREIGHT - 0.1%

United Parcel Service, Inc.       5,400                   372,600
Class B



                                 SHARES                  VALUE (NOTE 1)

UTILITIES - 6.7%

CELLULAR - 1.6%

McCaw International Ltd.          910                    $ 2,048
warrants 4/16/07 (a)(f)

QUALCOMM, Inc. (a)                53,600                  9,440,300

                                                          9,442,348

ELECTRIC UTILITY - 1.3%

DTE Energy Co.                    32,000                  1,004,000

Edison International              39,400                  1,031,788

Energy East Corp.                 99,100                  2,062,519

GPU, Inc.                         30,700                  919,081

PECO Energy Co.                   18,000                  625,500

PP&L Resources, Inc.              19,500                  446,063

Public Service Enterprise         24,200                  842,463
Group, Inc.

Unicom Corp.                      19,900                  666,650

                                                          7,598,064

GAS - 0.3%

Enron Corp.                       48,600                  2,156,625

TELEPHONE SERVICES - 3.5%

AT&T Corp.                        104,160                 5,286,120

BellSouth Corp.                   120,800                 5,654,950

MCI WorldCom, Inc. (a)            50,550                  2,682,309

Ono Finance PLC rights            310                     31,000
5/31/09 (a)(f)

Pathnet, Inc. warrants            890                     8,900
4/15/08 (a)(f)

SBC Communications, Inc.          92,514                  4,510,058

Sprint Corp. - FON Group          35,100                  2,362,669

                                                          20,536,006

TOTAL UTILITIES                                           39,733,043

TOTAL COMMON STOCKS                                       430,789,992
(Cost $313,591,361)

NONCONVERTIBLE PREFERRED
STOCKS - 2.0%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      30,171                  686,390
Capital Corp. $2.2812

FINANCE - 0.1%

INSURANCE - 0.1%

American Annuity Group            160                     143,273
Capital Trust II 8.875%

SIG Capital Trust I 9.5% (a)      692                     177,258

                                                          320,531

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Fresenius Medical Care            586                     554,851
Capital Trust II 7.875%

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.4%

Adelphia Communications Corp.     2,183                  $ 246,679
$13.00

CSC Holdings, Inc. 11.125%        14,372                  1,570,141
pay-in-kind

Granite Broadcasting Corp.        3                       3,060
12.75% pay-in-kind

Sinclair Capital 11.625%          4,003                   401,301

                                                          2,221,181

PUBLISHING - 0.1%

PRIMEDIA, Inc.:

$9.20                             4,338                   407,772

8.625%                            125                     11,063

Series D, $10.00                  6,244                   618,156

                                                          1,036,991

TOTAL MEDIA & LEISURE                                     3,258,172

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        336                     347,760
Corp. 12.75% pay-in-kind

UTILITIES - 1.1%

CELLULAR - 0.4%

Nextel Communications, Inc.:

11.125% pay-in-kind               2,699                   2,712,495

Series D, 13% pay-in-kind         52                      55,900

                                                          2,768,395

TELEPHONE SERVICES - 0.7%

Adelphia Business Solution,       819                     798,525
Inc. 12.875% pay-in-kind

Intermedia Communications,        769                     749,775
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          263                     287,985
12.5% pay-in-kind

NEXTLINK Communications, Inc.     30,889                  1,668,006
14% pay-in-kind

WinStar Communications, Inc.      519                     513,810
14.25% (a)

                                                          4,018,101

TOTAL UTILITIES                                           6,786,496

TOTAL NONCONVERTIBLE                                      11,954,200
PREFERRED STOCKS
(Cost $12,332,899)


CORPORATE BONDS - 14.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.3%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp.  6%        B1        $ 1,290,000                    $ 1,051,350
12/1/05

Total Renal Care Holdings,        B1         500,000                        313,750
Inc. 7% 5/15/09 (f)

                                                                            1,365,100

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp. 5% 5/15/06    Ba2        30,000                         22,875

NONDURABLES - 0.1%

FOODS - 0.1%

Chiquita Brands                   B3         390,000                        276,900
International, Inc. 7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                     1,664,875

NONCONVERTIBLE BONDS - 13.7%

AEROSPACE & DEFENSE - 0.1%

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         530,000                        528,675
Inc. 9.25% 12/1/06

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp. 9.5% 7/1/07 (f)    B2         330,000                        311,850

Huntsman ICI Chemicals LLC        B2         220,000                        226,050
10.125% 7/1/09 (f)

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        890,000                        907,800

10.875% 5/1/09                    B2         130,000                        134,550

Sterling Chemicals, Inc.          Caa3       440,000                        327,800
11.75% 8/15/06

                                                                            1,908,050

IRON & STEEL - 0.0%

The LTV Corp. 11.75% 11/15/09     Ba3        150,000                        156,750
(f)

METALS & MINING - 0.1%

Kaiser Aluminum & Chemical        B3         240,000                        240,000
Corp. 12.75% 2/1/03

Metals USA, Inc. 8.625%           B2         60,000                         56,250
2/15/08

                                                                            296,250

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1      $ 560,000                      $ 520,800

9.75% 6/15/07                     Caa1       330,000                        313,500

                                                                            834,300

PAPER & FOREST PRODUCTS - 0.0%

Potlatch Corp. 6.25% 3/15/02      Baa1       80,000                         78,066

TOTAL BASIC INDUSTRIES                                                      3,273,416

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        320,000                        300,800
Inc. 7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp. 8.875% 2/15/09    B1         390,000                        353,925

ENGINEERING - 0.0%

Anteon Corp. 12% 5/15/09          B3         260,000                        243,100

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       100,000                        95,034
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         460,000                        431,250

10.5% 1/15/09                     B1         240,000                        237,000

                                                                            763,284

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       100,000                        92,156

7.125% 3/15/04                    Baa2       110,000                        103,663

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       100,000                        96,414

6.75% 2/15/08                     Baa1       100,000                        91,969

                                                                            384,202

TOTAL CONSTRUCTION & REAL                                                   2,045,311
ESTATE

DURABLES - 0.2%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Oshkosh Truck Co. 8.75% 3/1/08    B2         300,000                        291,000

Tenneco, Inc. 11.625%             B2         260,000                        263,900
10/15/09 (f)

TRW, Inc. 6.5% 6/1/02             Baa1       120,000                        117,700

                                                                            672,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2      $ 135,000                      $ 132,503
7.875% 6/15/06

Worldtex, Inc. 9.625% 12/15/07    B1         410,000                        332,100

                                                                            464,603

TOTAL DURABLES                                                              1,137,203

ENERGY - 0.6%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         320,000                        312,000
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc. 5.8%           A2         90,000                         86,508
2/15/03

R&B Falcon Corp. 6.5% 4/15/03     Ba3        320,000                        292,000

RBF Finance Co.:

11% 3/15/06                       Ba3        570,000                        609,900

11.375% 3/15/09                   Ba3        210,000                        225,750

                                                                            1,214,158

OIL & GAS - 0.3%

Apache Corp. 7.625% 7/1/19        Baa1       75,000                         72,300

Chesapeake Energy Corp.           B3         680,000                        642,600
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        140,000                        137,550
8.375% 11/15/05

Occidental Petroleum Corp.        Baa3       100,000                        103,355
9.75% 6/15/01

Ocean Energy, Inc. 8.875%         Ba3        360,000                        359,100
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       95,000                         95,086

8.125% 10/15/05                   Baa1       140,000                        142,254

8.375% 7/15/04                    Baa1       195,000                        199,996

Petro-Canada 7% 11/15/28          A3         80,000                         70,511

                                                                            1,822,752

TOTAL ENERGY                                                                3,348,910

FINANCE - 1.3%

BANKS - 0.2%

BankBoston Corp.:

6.125% 3/15/02                    A2         320,000                        317,500

6.625% 2/1/04                     A3         60,000                         58,294

Capital One Bank:

6.375% 2/15/03                    Baa2       130,000                        124,709

6.65% 3/15/04                     Baa3       260,000                        248,820

Capital One Financial Corp.       Baa3       100,000                        91,231
7.125% 8/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

BANKS - CONTINUED

Den Danske Bank AS 6.375%         A1        $ 170,000                      $ 157,888
6/15/08 (f)(i)

Korea Development Bank 6.625%     Baa2       95,000                         91,148
11/21/03

National Westminster Bank PLC     Aa3        50,000                         48,825
7.375% 10/1/09

NB Capital Trust IV 8.25%         Aa2        100,000                        95,874
4/15/27

Providian National Bank 6.7%      Baa3       100,000                        95,791
3/15/03

                                                                            1,330,080

CREDIT & OTHER FINANCE - 0.9%

Ahmanson Capital Trust I          A3         125,000                        118,820
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       550,000                        365,750

10% 3/15/04                       Caa3       370,000                        240,500

AT&T Capital Corp. 6.25%          A1         250,000                        247,608
5/15/01

BanPonce Trust I 8.327% 2/1/27    A3         75,000                         68,540

Countrywide Funding Corp.         A3         150,000                        146,132
6.45% 2/27/03

ERP Operating LP:

6.55% 11/15/01                    A3         55,000                         54,119

7.1% 6/23/04                      A3         100,000                        97,713

Farmers Insurance Exchange        A2         110,000                        93,564
Capital 7.05% 7/15/28 (f)

First Security Capital I          A3         110,000                        102,469
8.41% 12/15/26

Ford Motor Credit Co.:

6.3563% 7/16/01 (i)               A1         400,000                        400,367

6.5% 2/28/02                      A1         540,000                        534,330

GS Escrow Corp.:

7% 8/1/03                         Ba1        90,000                         83,168

7.125% 8/1/05                     Ba1        165,000                        147,756

Heller Financial, Inc. 6%         A3         180,000                        170,915
3/19/04

KeyCorp Institutional Capital     A1         130,000                        117,699
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        430,000                        258,000

7.6% 8/1/07                       Ba2        790,000                        434,500

7.875% 8/1/03                     Ba2        130,000                        74,100

Mellon Capital I 7.72% 12/1/26    A2         70,000                         63,951

Newcourt Credit Group, Inc.       A1         130,000                        126,858
6.875% 2/16/05



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1      $ 40,000                       $ 38,049

5.875% 5/1/04                     Baa1       100,000                        94,734

The Money Store, Inc. 7.3%        A2         100,000                        99,625
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       60,000                         58,434

6.75% 5/15/09                     Baa1       80,000                         73,534

U.S. Bancorp 8.09% 11/15/26       A1         100,000                        93,254

U.S. West Capital Funding,        Baa1       130,000                        129,454
Inc. 6.875% 8/15/01 (f)

UNICCO Service Co./UNICCO         B3         450,000                        414,000
Finance Corp. 9.875% 10/15/07

                                                                            4,947,943

SAVINGS & LOANS - 0.1%

Chevy Chase Savings Bank FSB      B1         160,000                        150,400
9.25% 12/1/08

Great Western Finance Trust       A3         120,000                        112,162
II 8.206% 2/1/27

Home Savings of America FSB       A3         90,000                         85,361
6.5% 8/15/04

Long Island Savings Bank FSB      Baa3       140,000                        138,141
7% 6/13/02

Sovereign Bancorp, Inc.           Ba3        100,000                        96,491
6.625% 3/15/01

                                                                            582,555

SECURITIES INDUSTRY - 0.1%

Amvescap PLC yankee 6.375%        A3         200,000                        191,866
5/15/03

Goldman Sachs Group L.P.          A1         400,000                        400,648
6.5025% 7/27/00 (i)(j)

Morgan Stanley Dean Witter &      Aa3        180,000                        179,809
Co. 7.125% 1/15/03

                                                                            772,323

TOTAL FINANCE                                                               7,632,901

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Concentra Operating Corp. 13%     B3         60,000                         53,700
8/15/09 (f)

Fountain View, Inc. 11.25%        Caa1       460,000                        349,600
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        330,000                        320,100
1/15/07

                                                                            723,400

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.5%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Bucyrus International, Inc.       B1         160,000                        118,400
9.75% 9/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Dunlop Standard Aero Holdings     B3        $ 430,000                      $ 442,900
PLC 11.875% 5/15/09

Roller Bearing Holding, Inc.      -          500,000                        265,000
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         60,000                         49,800
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      B3         240,000                        140,400

Tyco International Group SA:

7% 6/15/28                        Baa1       100,000                        86,536

yankee:

6.125% 6/15/01                    Baa1       90,000                         88,477

6.375% 6/15/05                    Baa1       30,000                         28,103

                                                                            1,219,616

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        230,000                        209,300

10% 8/1/09 (f)                    B2         930,000                        827,700

Browning-Ferris Industries,       Ba3        220,000                        176,000
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       80,000                         50,400
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        100,000                        97,961

7.1% 8/1/26                       Ba1        140,000                        129,731

                                                                            1,491,092

TOTAL INDUSTRIAL MACHINERY &                                                2,710,708
EQUIPMENT

MEDIA & LEISURE - 4.4%

BROADCASTING - 3.0%

ACME Television LLC/ACME          B3         140,000                        126,000
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         330,000                        294,525

8.375% 2/1/08                     B1         130,000                        121,550

9.875% 3/1/07                     B1         1,230,000                      1,242,300

AMFM Operating, Inc. 12.625%      -          257,300                        292,679
10/31/06 pay-in-kind

Ascent Entertainment Group,       B3         320,000                        238,400
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B2         330,000                        333,300
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Benedek Communications Corp.      B3        $ 120,000                      $ 108,000
0% 5/15/06 (d)

Century Communications Corp.:

Series B, 0% 1/15/08              B1         460,000                        201,250

8.75% 10/1/07                     B1         120,000                        115,200

Chancellor Media Corp. 9%         B1         560,000                        582,400
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)                     B2         335,000                        195,975

8.625% 4/1/09                     B2         390,000                        360,750

Citadel Broadcasting Co.          B3         190,000                        200,450
10.25% 7/1/07

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       150,000                        133,281

7.25% 10/15/27                    Baa3       105,000                        94,710

Comcast UK Cable Partners         B2         580,000                        548,100
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       10,000                         10,336

9% 9/1/08                         Baa2       350,000                        380,790

Cox Communications, Inc.:

6.875% 6/15/05                    Baa2       60,000                         58,570

7.75% 8/15/06                     Baa2       50,000                         50,486

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         260,000                        266,500

9.875% 5/15/06                    B1         240,000                        250,800

10.5% 5/15/16                     B1         280,000                        309,400

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         1,015,000                      829,763

yankee 0% 12/15/05 (d)            B3         300,000                        282,000

Earthwatch, Inc. 0% 7/15/07       -          430,000                        301,000
unit (d)(f)

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         170,000                        170,000

9.375% 2/1/09                     B2         160,000                        160,400

Falcon Holding Group              B2         1,835,000                      1,339,550
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           B1         700,000                        616,000
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         340,000                        363,800
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       590,000                        356,950
3/1/07 (d)

Golden Sky Systems, Inc.          B3         180,000                        191,700
12.375% 8/1/06

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Hearst-Argyle Television,         Baa3      $ 200,000                      $ 184,838
Inc. 7.5% 11/15/27

International Cabletel, Inc.      B3         220,000                        198,550
0% 2/1/06 (d)

Knology Holding, Inc. 0%          -          760,000                        505,400
10/15/07 (d)

Lenfest Communications, Inc.      B1         190,000                        188,100
8.25% 2/15/08

LIN Holdings Corp. 0% 3/1/08      B3         60,000                         40,500
(d)

Nielsen Media Research, Inc.      Baa2       60,000                         58,481
7.6% 6/15/09

NTL Communications Corp.          B3         780,000                        844,350
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         270,000                        278,100

Olympus Communications            B1         160,000                        167,200
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         210,000                        212,100
9.625% 10/15/05

TCI Communications, Inc.:

9.25% 4/15/02                     A2         100,000                        104,963

9.8% 2/1/12                       A2         190,000                        221,985

Telewest PLC:

yankee 9.625% 10/1/06             B1         110,000                        112,200

0% 10/1/07 (d)                    B1         1,630,000                      1,507,750

Time Warner, Inc. 9.125%          Baa3       155,000                        169,750
1/15/13

United International              B3         1,345,000                      840,625
Holdings, Inc. 0% 2/15/08 (d)

United Pan-Europe                 B2         740,000                        751,100
Communications NV 10.875%
8/1/09

                                                                            17,512,907

ENTERTAINMENT - 0.4%

AMC Entertainment, Inc. 9.5%      B3         100,000                        87,250
2/1/11

Bally Total Fitness Holding       B3         608,000                        588,240
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       130,000                        129,012
8/15/09 (f)

Cinemark USA, Inc. 8.5% 8/1/08    B2         510,000                        446,250

Paramount Communications,         Baa3       110,000                        110,239
Inc. 7.5% 1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       580,000                        433,550

9.5% 6/1/08                       Caa1       660,000                        521,400

United Artists Theatre Co.        Caa3       120,000                        19,200
9.75% 4/15/08



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Viacom, Inc.:

6.75% 1/15/03                     Baa3      $ 110,000                      $ 108,225

7.75% 6/1/05                      Baa3       115,000                        115,751

                                                                            2,559,117

LODGING & GAMING - 0.5%

Circus Circus Enterprises,        Ba2        130,000                        111,313
Inc. 7.625% 7/15/13

Coast Hotels & Casinos, Inc.      B3         200,000                        193,500
9.5% 4/1/09

Courtyard by Marriott II          B-         780,000                        766,350
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        350,000                        323,750

7.875% 8/1/08                     Ba2        545,000                        487,775

Hollywood Casino Corp. 11.25%     B3         110,000                        114,675
5/1/07

Host Marriott LP 8.375%           Ba2        630,000                        595,350
2/15/06

Signature Resorts, Inc. 9.75%     B3         280,000                        240,800
10/1/07

                                                                            2,833,513

PUBLISHING - 0.2%

Garden State Newspapers, Inc.     B1         750,000                        706,875
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       110,000                        103,069

8.5% 2/15/05                      Baa3       35,000                         36,089

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       35,000                         34,080

8.375% 3/15/23                    Baa2       60,000                         62,384

                                                                            942,497

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B2         510,000                        382,500
5/1/09

Domino's, Inc. 10.375% 1/15/09    B3         680,000                        654,500

Host Marriott Travel Plazas,      Ba3        450,000                        454,500
Inc. 9.5% 5/15/05

NE Restaurant, Inc. 10.75%        B3         550,000                        488,125
7/15/08

                                                                            1,979,625

TOTAL MEDIA & LEISURE                                                       25,827,659

NONDURABLES - 0.2%

BEVERAGES - 0.1%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       115,000                        112,998

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram JE & Sons, Inc.: -
continued

6.4% 12/15/03                     Baa3      $ 120,000                      $ 114,900

6.625% 12/15/05                   Baa3       60,000                         57,180

                                                                            285,078

FOODS - 0.0%

ConAgra, Inc. 7.125% 10/1/26      Baa1       115,000                        108,994

HOUSEHOLD PRODUCTS - 0.1%

Revlon Consumer Products          B3         390,000                        296,400
Corp. 9% 11/1/06

TOBACCO - 0.0%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         140,000                        137,914

7.25% 9/15/01                     A2         50,000                         49,651

RJ Reynolds Tobacco Holdings,     Baa2       100,000                        93,447
Inc. 7.375% 5/15/03

                                                                            281,012

TOTAL NONDURABLES                                                           971,484

RETAIL & WHOLESALE - 0.4%

DRUG STORES - 0.0%

Rite Aid Corp.:

6% 12/15/00 (f)                   B1         25,000                         21,750

6.5% 12/15/05 (f)                 B1         105,000                        75,600

7.125% 1/15/07                    B1         40,000                         30,000

                                                                            127,350

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp. 7.5%          A3         125,000                        125,371
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       100,000                        97,057

8.5% 6/15/03                      Baa1       50,000                         51,385

Kmart Corp. 12.5% 3/1/05          Ba1        510,000                        576,300

                                                                            850,113

GROCERY STORES - 0.2%

Kroger Co. 6% 7/1/00              Baa3       110,000                        109,281

Pathmark Stores, Inc. 9.625%      Caa3       1,230,000                      922,500
5/1/03



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3        $ 220,000                      $ 132,000

9.5% 8/1/03                       B3         405,000                        243,000

                                                                            1,406,781

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

USA Networks, Inc./USANi LLC      Baa3       60,000                         57,289
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                    2,441,533

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1       210,000                        218,925
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         530,000                        389,550
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp. 9.5% 2/15/05       Caa1       260,000                        200,200

                                                                            589,750

TOTAL SERVICES                                                              808,675

TECHNOLOGY - 0.9%

COMPUTER SERVICES & SOFTWARE
- 0.5%

Concentric Network Corp.          B-         120,000                        126,000
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         280,000                        175,700

12.5% 2/15/09                     B3         201,000                        208,035

Exodus Communications, Inc.:

10.75% 12/15/09 (f)               B-         320,000                        325,600

11.25% 7/1/08                     B-         70,000                         72,450

Federal Data Corp. 10.125%        B3         690,000                        500,250
8/1/05

PSINet, Inc.:

10.5% 12/1/06 (f)                 B3         880,000                        891,000

11% 8/1/09                        B3         285,000                        292,838

Verio, Inc. 10.625% 11/15/09      B3         200,000                        204,000
(f)

                                                                            2,795,873

COMPUTERS & OFFICE EQUIPMENT
- 0.0%

Comdisco, Inc.:

6.375% 11/30/01                   Baa1       150,000                        147,095

7.25% 9/1/02                      Baa1       125,000                        123,568

Sun Microsystems, Inc. 7%         Baa1       35,000                         34,878
8/15/02

                                                                            305,541

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - 0.4%

ChipPAC International Ltd.        B3        $ 575,000                      $ 603,750
12.75% 8/1/09 (f)

Details, Inc. 10% 11/15/05        B3         40,000                         36,800

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         255,000                        257,550

10.375% 10/1/07                   B3         360,000                        367,200

Micron Technology, Inc. 6.5%      B3         1,000,000                      797,500
9/30/05 (j)

SCG Holding                       B2         355,000                        377,188
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (f)

                                                                            2,439,988

TOTAL TECHNOLOGY                                                            5,541,402

TRANSPORTATION - 0.5%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc. 9.25% 4/15/08     B2         780,000                        742,950

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       30,000                         29,292

7.73% 9/15/12                     Baa1       20,000                         19,500

Delta Air Lines, Inc. 8.3%        Baa3       160,000                        155,200
12/15/29 (f)

Kitty Hawk, Inc. 9.95%            B1         615,000                        607,313
11/15/04

Qantas Airways Ltd. 7.75%         Baa1       110,000                        105,798
6/15/09 (f)

US Airways Group, Inc.            Ba3        360,000                        341,100
10.375% 3/1/13

                                                                            2,001,153

RAILROADS - 0.1%

Burlington Northern Santa Fe      Baa2       150,000                        134,990
Corp. 6.125% 3/15/09

Canadian National Railway Co.     Baa2       150,000                        132,417
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       60,000                         54,293

6.46% 6/22/05                     Baa2       100,000                        95,187

Norfolk Southern Corp. 7.05%      Baa1       220,000                        218,084
5/1/37

Wisconsin Central                 Baa2       100,000                        91,555
Transportation Corp. 6.625%
4/15/08

                                                                            726,526



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1      $ 80,000                       $ 52,000

TOTAL TRANSPORTATION                                                        2,779,679

UTILITIES - 3.6%

CELLULAR - 1.1%

Cable & Wireless                  Baa1       170,000                        167,941
Communications PLC 6.375%
3/6/03

McCaw International Ltd. 0%       Caa1       890,000                        623,000
4/15/07 (d)

Millicom International            Caa1       930,000                        769,575
Cellular SA 0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         3,020,000                      2,189,500

12% 11/1/08                       B1         220,000                        245,850

Nextel International, Inc. 0%     Caa1       740,000                        440,300
4/15/08 (d)

Nuevo Grupo Iusacell SA de CV     B1         127,000                        132,080
14.25% 12/1/06 (f)

Rogers Cantel, Inc. 8.8%          B2         200,000                        200,000
10/1/07

Rogers Communications, Inc.       B2         550,000                        554,125
8.875% 7/15/07

Telesystem International          Caa1       150,000                        82,500
Wireless, Inc. 0% 11/1/07 (d)

Voicestream Wireless              B2         780,000                        803,400
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(f)

                                                                            6,208,271

ELECTRIC UTILITY - 0.1%

Avon Energy Partners Holdings     Baa2       130,000                        115,930
6.46% 3/4/08 (f)

Hydro-Quebec yankee 7.4%          A2         90,000                         94,257
3/28/25 (e)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         170,000                        146,424

yankee 7.875% 12/15/26 (f)        A3         80,000                         70,222

Texas Utilities Co. 6.375%        Baa3       50,000                         45,300
1/1/08

                                                                            472,133

GAS - 0.0%

CMS Panhandle Holding Co.         Baa3       50,000                         47,385
6.125% 3/15/04

TELEPHONE SERVICES - 2.4%

Allegiance Telecom, Inc. 0%       B3         170,000                        122,400
2/15/08 (d)

e.spire Communications, Inc.      -          290,000                        203,000
13.75% 7/15/07

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

GST Network Funding, Inc. 0%      -         $ 1,620,000                    $ 793,800
5/1/08 (d)

GST Equipment Funding, Inc.       -          290,000                        279,850
13.25% 5/1/07

GST Telecommunications, Inc.      -          170,000                        159,800
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (d)     -          60,000                         44,700

GTE Corp. 6.155% 6/12/00 (i)      -          350,000                        349,896

Hyperion Telecommunications,      Caa1       160,000                        169,600
Inc. 12% 11/1/07

ICG Services, Inc. 0% 5/1/08      B3         840,000                        430,500
(d)

Intermedia Communications,
Inc.:

0% 3/1/09 (d)                     B3         250,000                        149,375

8.6% 6/1/08                       B2         780,000                        719,550

IXC Communications, Inc. 9%       B1         480,000                        484,800
4/15/08

KMC Telecom Holdings, Inc.        Caa2       550,000                        544,500
13.5% 5/15/09

Logix Communications              -          785,000                        549,500
Enterprises, Inc. 12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         103,000                        108,106
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         580,000                        469,800

9.5% 11/1/08                      B1         570,000                        575,700

Metromedia Fiber Network, Inc.:

10% 11/15/08                      B2         175,000                        178,500

10% 12/15/09                      B2         290,000                        295,800

NEXTLINK Communications, Inc.:

9.625% 10/1/07                    B2         540,000                        527,850

10.5% 12/1/09 (f)                 B2         410,000                        417,175

Ono Finance PLC 13% 5/1/09        Caa1       310,000                        320,850

Pathnet, Inc. 12.25% 4/15/08      -          890,000                        569,600

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         1,300,000                      702,000

12.75% 4/15/09                    B3         770,000                        746,900

Telecomunicaciones de Puerto      Baa2       140,000                        132,020
Rico, Inc. 6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       183,000                        171,896



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

7.7% 7/20/29                      Baa1      $ 220,000                      $ 201,344

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,435,000                      843,063

11.5% 12/1/07                     Caa1       835,000                        814,125

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       220,000                        206,800

0% 10/15/05 (d)                   Caa1       220,000                        334,400

0% 3/15/08 (d)                    CCC        1,370,000                      1,397,400

15% 3/1/07                        CCC        240,000                        340,800

                                                                            14,355,400

TOTAL UTILITIES                                                             21,083,189

TOTAL NONCONVERTIBLE BONDS                                                  80,854,145

TOTAL CORPORATE BONDS                                                       82,519,020
(Cost $86,203,054)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 2.4%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.7%

Fannie Mae:

6% 5/15/08                        Aaa        1,500,000                      1,404,375

6.25% 5/15/29                     Aaa        375,000                        333,750

6.5% 4/29/09                      Aaa        175,000                        163,762

Freddie Mac:

5.5% 5/15/02                      Aaa        1,500,000                      1,463,910

6.25% 7/15/04                     Aaa        50,000                         48,883

7.625% 9/9/09                     Aaa        400,000                        395,064

TOTAL U.S. GOVERNMENT AGENCY                                                3,809,744
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
1.7%

U.S. Treasury Bills, yield at     -          550,000                        543,142
date of purchase 5.06% to
5.26% 3/30/00 (g)

U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        3,275,000                      3,335,882

8.875% 8/15/17                    Aaa        219,000                        264,681

8.875% 2/15/19                    Aaa        259,000                        315,252

U.S. Treasury Notes:

5.875% 11/15/04                   Aaa        360,000                        352,969

6% 8/15/09                        Aaa        700,000                        678,125

6.625% 6/30/01                    Aaa        3,655,000                      3,675,541

7.25% 8/15/04                     Aaa        20,000                         20,625

7.875% 11/15/04                   Aaa        830,000                        877,592

TOTAL U.S. TREASURY                                                         10,063,809
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                   13,873,553
GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,153,239)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 3.3%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

FANNIE MAE - 2.6%

6% 3/1/11 to 1/1/29               Aaa       $ 1,249,771                    $ 1,189,271

6.5% 2/1/26 to 11/1/29            Aaa        5,071,932                      4,781,558

7% 8/1/25 to 12/1/29              Aaa        6,845,573                      6,624,084

7.5% 5/1/24 to 11/1/29            Aaa        2,627,362                      2,598,278

8% 12/1/29                        Aaa        300,029                        302,466

                                                                            15,495,657

FREDDIE MAC - 0.2%

7.5% 8/1/28                       Aaa        140,275                        139,049

8% 11/1/29 to 12/1/29             Aaa        1,000,000                      1,009,680

                                                                            1,148,729

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.5%

6.5% 3/15/28 to 5/15/29           Aaa        991,144                        930,120

7% 7/15/28                        Aaa        870,213                        840,296

7.5% 1/15/26 to 8/15/28           Aaa        825,122                        815,993

                                                                            2,586,409

TOTAL U.S. GOVERNMENT AGENCY                                                19,230,795
-  MORTGAGE SECURITIES
(Cost $19,685,498)

ASSET-BACKED SECURITIES - 0.4%



Airplanes pass through trust      Ba2        430,000                        352,600
10.875% 3/15/19

BankAmerica Manufacturing         Aaa        150,000                        146,484
Housing Contract 6.2% 4/10/09

Capita Equipment Receivables      Baa2       100,000                        96,013
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        51,040                         50,522
Trust 5.91% 12/15/04

CIT Marine Trust 5.8% 4/15/10     Aaa        120,000                        115,350

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        62,094                         62,279

6.55% 8/15/02                     Aaa        29,094                         29,022

CPS Auto Receivables Trust 6%     Aaa        101,305                        99,818
8/15/03

CSXT Trade Receivables Master     Aaa        180,000                        172,406
Trust 6% 7/25/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       90,000                         87,998

6.4% 12/15/02                     Baa2       50,000                         49,350

6.87% 11/15/04                    A2         50,000                         49,586



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA       $ 210,000                      $ 208,358

6.8% 6/15/27                      Aaa        43,333                         43,347

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        150,000                        146,555

6.3% 10/15/03                     A2         51,246                         50,894

Olympic Automobile                Aaa        23,393                         23,393
Receivables Trust 6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       71,545                         71,277
Receivables Offering
Petroleum Trust 6.125%
2/5/03 (f)(i)

UAF Auto Grantor Trust 6.1%       Aaa        104,900                        104,114
1/15/03 (f)

WFS Financial Owner Trust         Aaa        140,000                        139,147
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                               2,098,513
(Cost $2,246,616)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.0%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        176,455                        83,982
and Securitization LLC
Series 1997- 2 Class 2B,
7.1864% 12/29/25 (f)(h)(i)

U.S. GOVERNMENT AGENCY - 0.0%

Fannie Mae planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa        100,000                        88,938
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        100,000                        88,781
12/25/29

                                                                            177,719

TOTAL COLLATERALIZED                                                        261,701
MORTGAGE OBLIGATIONS
(Cost $273,430)

COMMERCIAL MORTGAGE
SECURITIES - 0.7%



BKB Commercial Mortgage Trust     BBB        59,509                         58,940
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         100,000                        98,016
Class A-3PI, 7.08% 11/1/07

sequential pay Series 1996-1      A          80,000                         77,631
Class B, 7.48% 2/1/08

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2      $ 200,000                      $ 181,500
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        210,000                        185,850
1/17/12

Series 1998-FL1 Class E,          Baa2       220,000                        216,700
6.26% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       140,000                        122,413
Receiving Corp. Series
1998-C1 Class D, 7.231%
7/15/12

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (i)      -          350,000                        278,688

Class E, 8.1256% 4/1/39 (i)       -          320,000                        225,000

FMAC Loan Receivables Trust:

Series 1997-A Class E,            -          250,000                        167,969
8.1096% 4/15/19 (f)(i)

Series 1997-B Class E,            -          100,000                        58,344
7.8912% 9/15/19 (f)(i)

General Motors Acceptance         Ba3        250,000                        195,630
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II Series 1998-GLII:

Class D, 7.1905% 4/13/31          Baa2       50,000                         44,672
(f)(i)

Class E, 7.1905% 4/13/31          Baa3       180,000                        152,044
(f)(i)

Host Marriot Pool Trust 6.98%     Aaa        97,727                         95,605
8/1/15

LTC Commercial Mortgage pass
through certificates:

Series 1996-1 Class E, 9.16%      BB-        500,000                        443,750
4/15/28

Series 1998-1 Class A, 6.029%     AAA        104,234                        96,225
5/30/30 (f)

Morgan Stanley Capital I,         -          88,423                         88,424
Inc. Series 1996-MBL1 Class
E, 8.5243% 5/25/21 (f)(i)

Nomura Asset Securities Corp.     Baa2       140,000                        121,494
Series 1998-D6 Class A-4,
7.597% 3/17/28 (i)

Nomura Depositor Trust            -          125,000                        113,779
floater Series 1998-ST1A
Class B2, 9.6938% 1/15/03
(f)(i)

Resolution Trust Corp. Series     Baa3       53,032                         42,956
1991-M2 Class A3, 6.9066%
9/25/20 (i)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Structured Asset Securities
Corp.:

Series 1995-C1 Class E,           BB        $ 1,000,000                    $ 883,438
7.375% 9/25/24 (f)

Series 1996 CFL Class E,          BBB        80,000                         78,516
7.75% 2/25/28

Thirteen Affiliates of
General Growth Properties,
Inc.:

Series D-2, 6.992% 12/15/10       Baa2       140,000                        128,744
(f)

Series E-2, 7.224% 12/15/10       Baa3       100,000                        89,281
(f)

TOTAL COMMERCIAL MORTGAGE                                                   4,245,609
SECURITIES
(Cost $4,656,446)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (K) - 0.0%



Korean Republic yankee 8.875%     Baa2       46,000                         48,205
4/15/08 (Cost $48,520)

SUPRANATIONAL OBLIGATIONS -
0.0%



Inter-American Development        Aaa        150,000                        142,676
Bank yankee 6.29% 7/16/27
(Cost $149,057)



CERTIFICATES OF DEPOSIT - 0.3%



Canadian Imperial Bank of            400,000                       399,855
Commerce yankee 5.63%
4/13/00 (i)

Commerzbank AG yankee 5.58%          400,000                       398,952
6/12/00

Deutsche Bank AG yankee 5.1%         400,000                       399,596
2/11/00

Fleet National Bank 6.305%           400,000                       400,123
5/5/00 (i)

Societe Generale, France             400,000                       399,518
yankee 5.16% 2/22/00

TOTAL CERTIFICATES OF DEPOSIT                                      1,998,044
(Cost $1,999,359)

COMMERCIAL PAPER - 0.5%



Asset Securitization Coop.           350,000                       346,794
Corp. 5.96% 3/2/00

Citibank Credit Card Master          350,000                       346,394
Trust I (Dakota Certificate
Program) 5.96% 3/9/00

Corporate Receivables Corp.          350,000                       347,742
6.15% 2/14/00

CXC, Inc. 6.03% 2/18/00              350,000                       347,500

Enterprise Funding Corp.             350,000                       348,740
yankee 6.15% 1/27/00

COMMERCIAL PAPER - CONTINUED

                                    PRINCIPAL AMOUNT              VALUE (NOTE 1)

Finova Capital Corp. 6.4225%        $ 400,000                     $ 399,662
4/10/00 (i)

New Center Asset Trust 6.05%         350,000                       345,738
3/21/00

Windmill Funding Corp. yankee        350,000                       348,799
6.15% 1/26/00

TOTAL COMMERCIAL PAPER                                             2,831,369
(Cost $2,828,912)


CASH EQUIVALENTS - 3.6%

                              MATURITY AMOUNT

Investments in repurchase     $ 1,130,344                      1,130,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.65%,
dated 12/31/99 due 1/3/00

                              SHARES

Taxable Central Cash Fund,     19,972,492                      19,972,492
5.12% (c)

TOTAL CASH EQUIVALENTS                                         21,102,492
(Cost $21,102,492)

TOTAL INVESTMENT PORTFOLIO -                                   591,096,169
100.0%
(Cost $479,270,883)

NET OTHER ASSETS - 0.0%                                        284,070

NET ASSETS - 100%                                              $ 591,380,239


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

27 S&P 500 Stock Index  March 2000           $ 10,018,350                         $ 35,263
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.7%

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,427,766 or 1.8% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $543,142.

(h) Partial interest payment received on the last interest payment date.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                       ACQUISITION DATE  ACQUISITION COST

Goldman Sachs Group L.P.       1/25/99           $ 400,000
6.5025% 7/27/00

Micron Technology, Inc.  6.5%  11/1/99           $ 787,500
9/30/05

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS             S&P RATINGS

Aaa, Aa, A        6.7%      AAA, AA, A    6.2%

Baa               1.5%      BBB           1.6%

Ba                1.4%      BB            2.2%

B                 7.5%      B             7.3%

Caa               1.7%      CCC           1.6%

Ca, C             0.0%      CC, C         0.0%

                            D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.9%. FMR has determined that unrated debt securities that are lower quality account for 0.9% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $479,196,521 and $481,422,675, respectively, of which long-term U.S. government and government agency obligations aggregated $68,496,267 and $45,153,939, respectively.

The market value of futures contracts opened and closed during the period amounted to $70,062,255 and $71,432,415, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,555 for the period.

The fund participated in the security lending program. At period end there were no loans outstanding.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $1,198,148 and 0.2% of net assets.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $479,464,141. Net unrealized appreciation aggregated $111,632,028, of which $127,990,290 related to appreciated investment securities and $16,358,262 related to depreciated investment securities.

The fund hereby designates approximately $21,174,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER: GROWTH PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                             DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 591,096,169
value (including repurchase
agreements of $1,130,000)
(cost $479,270,883) -  See
accompanying schedule

Cash                                         3,452

Receivable for investments                   11,055
sold

Receivable for fund shares                   99,538
sold

Dividends receivable                         344,527

Interest receivable                          2,052,716

Receivable for daily                         22,950
variation on futures
contracts

Other receivables                            1,214

 TOTAL ASSETS                                593,631,621

LIABILITIES

Payable for investments        $ 1,446,849
purchased

Payable for fund shares         440,168
redeemed

Accrued management fee          277,040

Distribution fees payable       859

Other payables and  accrued     86,466
expenses

 TOTAL LIABILITIES                           2,251,382

NET ASSETS                                  $ 591,380,239

Net Assets consist of:

Paid in capital                             $ 419,428,366

Undistributed net investment                 13,084,201
income

Accumulated undistributed net                47,007,122
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  111,860,550
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 591,380,239

INITIAL CLASS: NET ASSET                     $18.38
VALUE, offering price   and
redemption price per share
 ($580,554,889 (divided by)
 31,593,631 shares)

SERVICE CLASS: NET ASSET                     $18.28
VALUE, offering price   and
redemption price per share
 ($10,825,350 (divided by)
592,283 shares)

STATEMENT OF OPERATIONS

                              YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                             $ 5,819,170
Dividends

Interest                                       11,148,256

Security lending                               396

 TOTAL INCOME                                  16,967,822

EXPENSES

Management fee                   $ 3,196,423

Transfer agent fees               368,065

Distribution fees - Service       6,803
Class

Accounting and security           242,998
lending fees

Non-interested trustees'          1,601
compensation

Custodian fees and expenses       28,125

Registration fees                 56

Audit                             25,166

Legal                             6,421

Miscellaneous                     47,001

 Total expenses before            3,922,659
reductions

 Expense reductions               (55,145)     3,867,514

NET INVESTMENT INCOME                          13,100,308

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            48,031,486

 Foreign currency transactions    (152)

 Futures contracts                633,577      48,664,911

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            18,274,646

 Futures contracts                (454,567)    17,820,079

NET GAIN (LOSS)                                66,484,990

NET INCREASE (DECREASE) IN                    $ 79,585,298
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                             $ 52,298
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                            2,847

                                              $ 55,145

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 13,100,308                  $ 12,886,652
income

 Net realized gain (loss)       48,664,911                    19,750,450

 Change in net unrealized       17,820,079                    46,973,028
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     79,585,298                    79,610,130
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (12,766,102)                  (9,747,110)
From net investment income

 From net realized gain         (21,173,047)                  (45,582,074)

 TOTAL DISTRIBUTIONS            (33,939,149)                  (55,329,184)

Share transactions - net        13,695,216                    24,516,891
increase (decrease)

  TOTAL INCREASE (DECREASE)     59,341,365                    48,797,837
IN NET ASSETS

NET ASSETS

 Beginning of period            532,038,874                   483,241,037

 End of period (including      $ 591,380,239                 $ 532,038,874
undistributed net investment
income of $13,084,201 and
$12,651,500, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                 YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS        SHARES                        DOLLARS

Share transactions Initial   3,532,899                    $ 59,442,839    5,166,840                    $ 81,527,781
Class  Sold

  Reinvested                 2,100,108                     33,706,735     3,710,796                     55,327,974

  Redeemed                   (5,095,721)                   (86,190,044)   (7,361,720)                   (115,250,981)

  Net increase (decrease)    537,286                      $ 6,959,530     1,515,916                    $ 21,604,774

 Service Class  Sold         451,433                      $ 7,507,627     202,513                      $ 3,161,007

  Reinvested                 14,544                        232,414        81                            1,210

  Redeemed                   (60,280)                      (1,004,355)    (16,635)                      (250,100)

  Net increase (decrease)    405,697                      $ 6,735,686     185,959                      $ 2,912,117

Distributions From net                                    $ 12,678,680                                 $ 9,746,897
investment income  Initial
Class

  Service Class                                            87,422                                       213

  Total                                                   $ 12,766,102                                 $ 9,747,110

 From net realized gain                                   $ 21,028,055                                 $ 45,581,077
Initial Class

  Service Class                                            144,992                                      997

  Total                                                   $ 21,173,047                                 $ 45,582,074

                                                          $ 33,939,149                                 $ 55,329,184





FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 17.03    $ 16.36    $ 13.10    $ 11.77    $ 10.00
period

Income from Investment
Operations

Net investment income             .40 C      .41 C      .36 C      .21        .10

Net realized and unrealized       2.04       2.19       2.92       2.08       2.20
gain (loss)

Total from investment             2.44       2.60       3.28       2.29       2.30
operations

Less Distributions

From net investment income        (.41)      (.34)      -          (.21)      (.11)

From net realized gain            (.68)      (1.59)     (.02)      (.75)      (.42)

 Total distributions              (1.09)     (1.93)     (.02)      (.96)      (.53)

Net asset value, end of period   $ 18.38    $ 17.03    $ 16.36    $ 13.10    $ 11.77

TOTAL RETURN B, H                 15.26%     17.57%     25.07%     20.04%     23.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 580,555  $ 528,874  $ 483,231  $ 253,024  $ 68,247
(000 omitted)

Ratio of expenses to average      .71%       .73%       .77%       .87%       1.00% F
net assets

Ratio of expenses to average      .70% G     .72% G     .76% G     .85% G     1.00%
net assets after expense
reductions

Ratio of net investment           2.38%      2.60%      2.44%      2.63%      1.69%
income to average net assets

Portfolio turnover                92%        98%        90%        120%       343%


FINANCIAL HIGHLIGHTS - SERVICE CLASS

YEARS ENDED DECEMBER 31,         1999      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.96   $ 16.35  $ 15.94
period

Income from Investment
Operations

Net investment income C           .38       .40      .07

Net realized and unrealized       2.03      2.14     .34
gain (loss)

Total from investment             2.41      2.54     .41
operations

Less Distributions

From net investment income        (.41)     (.34)    -

From net realized gain            (.68)     (1.59)   -

Total distributions               (1.09)    (1.93)   -

Net asset value, end of period   $ 18.28   $ 16.96  $ 16.35

TOTAL RETURN B, H                 15.13%    17.18%   2.57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 10,825  $ 3,165  $ 10
(000 omitted)

Ratio of expenses to average      .82%      .89%     .87% A
net assets

Ratio of expenses to average      .81% G    .88% G   .87% A
net assets after expense
reductions

Ratio of net investment           2.27%     2.65%    2.70% A
income to average net assets

Portfolio turnover                92%       98%      90%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD JANUARY 5,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR AGREED TO REIMBURSE A
PORTION OF THE CLASS'
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE CLASS' EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

H TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager: Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of the fund. The Service Class
2 shares will be subject to an annual distribution and service fee of
 .25% of the class' average net assets. These shares are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, foreign currency transactions, non-taxable dividends, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of the fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

4. FEES AND OTHER TRANSACTIONS

WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for the Service Class (the Plan) of shares. Under the Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. This fee is based on an annual rate of .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $6,803, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC) maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 65% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% of the total outstanding shares of the fund.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and
Shareholders of Asset Manager: Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Asset Manager: Growth Portfolio (the Fund), one of the funds of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager: Growth Portfolio as of December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

DISTRIBUTIONS

The Board of Trustees of Asset Manager: Growth Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS

Initial Class 2/4/00   2/4/00      $.37       $1.50
Service Class 2/4/00   2/4/00      $.36       $1.50
Service Class 2 2/4/00 2/4/00      $.36       $1.50

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 5.6% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 43% of the dividends distributed by the Initial Class and Service Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
Fidelity Investments Money Management, Inc. (FIMM),
 Merrimack, NH

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
Charles S. Morrison II, VICE PRESIDENT
John Todd, VICE PRESIDENT
Steve J. Snider, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY




(2_FIDELITY_LOGOS)(registered trademark)
FIDELITY(REGISTERED TRADEMARK)
VARIABLE INSURANCE PRODUCTS:
ASSET MANAGER SM PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT            3   A review of what happened in
                                  world markets during the
                                  past 12 months.

PERFORMANCE AND INVESTMENT    4   How the fund has done over
SUMMARY                           time, and an overview of the
                                  fund's investments at the
                                  end of the period.

FUND TALK                     5   The manager's review of fund
                                  performance, strategy  and
                                  outlook.

INVESTMENTS                   6   A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          22  Statements of assets and
                                  liabilities, operations, and
                                   changes in net assets, as
                                  well as financial highlights.

NOTES                         25  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  28  The auditors' opinion.

DISTRIBUTIONS                 29

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.
FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY VIP: ASSET MANAGER -    11.09%       15.63%        13.14%
  "INITIAL CLASS"

Asset Manager Composite          10.42%       16.69%        11.96%

 S&P 500 (registered trademark)  21.04%       28.56%        18.21%

 LB Aggregate Bond               -0.82%       7.73%         7.70%

 LB 3 Month T-Bill               4.90%        5.44%         5.19%

Variable Annuity Flexible        12.07%       17.11%        12.94%
Portfolio Funds Average

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.

You can also compare the fund's returns to the variable annuity flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 84 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER 10 YEARS

             VIP II Asset Manager        50 S&P/40 LBAgg/10 LB 3Mo   S&P 500                     LB Aggregate Bond
             00156                       F0001                       SP001                       LB001
  1989/12/31      10000.00                    10000.00                    10000.00                    10000.00
  1990/01/31       9779.34                     9758.90                     9329.00                     9881.00
  1990/02/28       9879.64                     9821.55                     9449.34                     9912.62
  1990/03/31       9959.88                     9918.20                     9699.75                     9919.56
  1990/04/30       9829.49                     9826.06                     9457.26                     9828.30
  1990/05/31      10330.99                    10245.73                    10379.34                    10119.22
  1990/06/30      10411.23                    10309.87                    10308.76                    10282.14
  1990/07/31      10391.17                    10374.30                    10275.77                    10424.03
  1990/08/31      10050.15                    10053.74                     9346.84                    10284.35
  1990/09/30       9839.52                     9965.36                     8891.65                    10369.71
  1990/10/31       9889.67                    10036.52                     8853.42                    10501.40
  1990/11/30      10371.11                    10337.81                     9425.35                    10727.18
  1990/12/31      10672.02                    10510.87                     9688.32                    10894.53
  1991/01/31      11182.69                    10712.26                    10110.73                    11029.62
  1991/02/28      11620.41                    10980.81                    10833.64                    11123.37
  1991/03/31      11808.00                    11102.70                    11095.82                    11200.12
  1991/04/30      11985.17                    11176.87                    11122.45                    11321.08
  1991/05/31      12256.14                    11354.35                    11602.94                    11386.74
  1991/06/30      12037.28                    11207.20                    11071.52                    11381.05
  1991/07/31      12339.52                    11432.47                    11587.46                    11539.25
  1991/08/31      12589.64                    11636.99                    11862.08                    11788.50
  1991/09/30      12662.60                    11693.66                    11663.98                    12027.80
  1991/10/31      12745.97                    11799.49                    11820.28                    12161.31
  1991/11/30      12537.53                    11721.38                    11343.92                    12273.19
  1991/12/31      13079.47                    12301.71                    12641.67                    12637.71
  1992/01/31      13246.22                    12166.77                    12406.53                    12465.84
  1992/02/29      13503.47                    12244.15                    12567.82                    12546.86
  1992/03/31      13470.56                    12154.89                    12322.74                    12476.60
  1992/04/30      13668.01                    12307.31                    12685.03                    12566.43
  1992/05/31      13810.61                    12427.84                    12747.19                    12803.94
  1992/06/30      13799.64                    12433.93                    12557.26                    12980.63
  1992/07/31      14030.00                    12773.45                    13070.85                    13245.44
  1992/08/31      13986.13                    12724.17                    12802.90                    13379.22
  1992/09/30      14073.88                    12867.47                    12953.97                    13538.43
  1992/10/31      14095.82                    12807.50                    12999.31                    13358.37
  1992/11/30      14402.97                    12970.16                    13442.58                    13361.04
  1992/12/31      14611.39                    13123.44                    13607.93                    13573.48
  1993/01/31      14874.66                    13288.22                    13722.24                    13834.09
  1993/02/28      15014.15                    13473.22                    13908.86                    14076.19
  1993/03/31      15439.19                    13612.05                    14202.33                    14135.31
  1993/04/30      15531.09                    13529.31                    13858.64                    14234.26
  1993/05/31      15795.30                    13674.43                    14230.05                    14252.76
  1993/06/30      15921.66                    13819.92                    14271.32                    14510.73
  1993/07/31      16116.95                    13837.83                    14214.23                    14593.45
  1993/08/31      16587.94                    14178.41                    14752.95                    14848.83
  1993/09/30      16599.43                    14164.52                    14639.35                    14888.92
  1993/10/31      17047.44                    14310.13                    14942.39                    14944.01
  1993/11/30      17024.46                    14200.08                    14800.44                    14816.99
  1993/12/31      17713.71                    14299.60                    14979.52                    14897.00
  1994/01/31      18276.60                    14581.18                    15488.82                    15098.11
  1994/02/28      17696.13                    14302.92                    15069.08                    14835.40
  1994/03/31      16864.37                    13933.56                    14412.07                    14468.97
  1994/04/30      16876.42                    13968.59                    14596.54                    14353.22
  1994/05/31      17021.08                    14062.68                    14835.92                    14351.78
  1994/06/30      16695.60                    13923.74                    14472.44                    14320.21
  1994/07/31      16984.91                    14218.59                    14947.14                    14605.18
  1994/08/31      17382.71                    14463.06                    15559.97                    14622.70
  1994/09/30      17177.68                    14251.27                    15178.75                    14407.75
  1994/10/31      17262.12                    14388.19                    15520.27                    14394.78
  1994/11/30      17008.79                    14177.75                    14955.03                    14363.12
  1994/12/31      16634.84                    14311.22                    15176.81                    14462.22
  1995/01/31      16526.28                    14579.96                    15570.34                    14748.57
  1995/02/28      16793.99                    14945.53                    16177.12                    15099.59
  1995/03/31      17015.77                    15174.92                    16654.51                    15191.70
  1995/04/30      17286.84                    15448.25                    17144.98                    15404.38
  1995/05/31      17508.62                    15960.91                    17830.27                    16000.53
  1995/06/30      17656.48                    16176.16                    18244.46                    16117.33
  1995/07/31      18284.87                    16382.31                    18849.45                    16081.88
  1995/08/31      18506.65                    16490.96                    18896.76                    16276.47
  1995/09/30      18740.76                    16847.36                    19694.21                    16434.35
  1995/10/31      18494.33                    16943.39                    19623.90                    16647.99
  1995/11/30      18974.86                    17361.18                    20485.39                    16897.71
  1995/12/31      19455.40                    17613.93                    20879.93                    17134.28
  1996/01/31      19874.32                    17914.17                    21590.69                    17247.37
  1996/02/29      19820.79                    17847.93                    21790.83                    16947.26
  1996/03/31      20031.51                    17868.81                    22000.68                    16828.63
  1996/04/30      20242.23                    17943.89                    22324.97                    16734.39
  1996/05/31      20400.27                    18133.31                    22900.73                    16700.92
  1996/06/30      20584.65                    18268.91                    22987.98                    16924.72
  1996/07/31      20242.23                    17979.75                    21972.37                    16970.41
  1996/08/31      20281.74                    18133.01                    22435.77                    16941.56
  1996/09/30      21019.26                    18677.14                    23698.46                    17236.35
  1996/10/31      21559.23                    19064.36                    24352.06                    17618.99
  1996/11/30      22626.00                    19789.11                    26192.83                    17920.28
  1996/12/31      22296.75                    19568.22                    25673.95                    17753.62
  1997/01/31      22968.41                    20212.80                    27278.06                    17808.66
  1997/02/28      23166.93                    20320.13                    27491.92                    17853.18
  1997/03/31      22285.66                    19820.97                    26362.28                    17655.01
  1997/04/30      23047.43                    20541.26                    27936.10                    17919.83
  1997/05/31      24152.75                    21255.48                    29636.85                    18090.07
  1997/06/30      24795.04                    21840.43                    30964.59                    18305.34
  1997/07/31      26228.97                    22956.81                    33428.44                    18799.59
  1997/08/31      25512.00                    22246.29                    31555.78                    18639.79
  1997/09/30      26333.52                    22997.44                    33284.09                    18915.66
  1997/10/31      25900.36                    22756.66                    32172.40                    19189.94
  1997/11/30      26497.83                    23335.02                    33661.66                    19278.21
  1997/12/31      26901.12                    23639.65                    34239.63                    19472.92
  1998/01/31      26990.74                    23902.76                    34618.32                    19722.17
  1998/02/28      28205.97                    24765.89                    37114.99                    19706.40
  1998/03/31      29024.03                    25445.34                    39015.65                    19773.40
  1998/04/30      28989.94                    25637.71                    39408.15                    19876.22
  1998/05/31      28836.55                    25526.32                    38730.72                    20065.04
  1998/06/30      29398.97                    26142.35                    40303.96                    20235.26
  1998/07/31      29211.50                    26036.83                    39874.73                    20278.20
  1998/08/31      26552.81                    24336.12                    34109.64                    20608.26
  1998/09/30      27439.04                    25356.41                    36294.70                    21090.73
  1998/10/31      28632.04                    26344.03                    39246.91                    20979.46
  1998/11/30      29722.78                    27211.02                    41625.67                    21098.28
  1998/12/31      30949.87                    28038.32                    44024.14                    21161.72
  1999/01/31      31682.72                    28715.36                    45865.23                    21312.88
  1999/02/28      30957.30                    28077.19                    44439.74                    20940.76
  1999/03/31      31233.54                    28713.17                    46217.77                    21056.94
  1999/04/30      31933.35                    29315.89                    48007.79                    21123.69
  1999/05/31      31472.95                    28878.06                    46874.32                    20937.80
  1999/06/30      32577.91                    29653.73                    49475.85                    20870.93
  1999/07/31      32025.43                    29153.47                    47931.21                    20783.28
  1999/08/31      31970.18                    29087.15                    47693.95                    20772.72
  1999/09/30      31601.86                    28836.61                    46386.66                    21013.77
  1999/10/31      32559.49                    29803.58                    49322.01                    21091.30
  1999/11/30      33001.48                    30117.78                    50324.73                    21089.83
  1999/12/31      34382.68                    30960.33                    53288.85                    20988.14
IMATRL PRASUN   SHR__CHT 19991231 20000118 144208 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Asset Manager Portfolio on December 31, 1989. By December 31, 1999, the value of the investment would have grown to $34,383 - a 243.83% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $53,289 over the same period - a 432.89% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,988 - a 109.88% increase.

You can also look at how the Asset Manager Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500, Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index - according to the fund's neutral mix.* With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $30,960 - a 209.60% increase.

* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE
JANUARY 1, 1997.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

Microsoft Corp.                 2.4

Wal-Mart Stores, Inc.           2.2

General Electric Co.            2.2

Motorola, Inc.                  1.8

Cisco Systems, Inc.               1.6

                                 10.2

TOP FIVE BOND ISSUERS AS OF
DECEMBER 31, 1999

(WITH MATURITIES GREATER THAN  % OF FUND'S NET ASSETS
ONE YEAR)

Fannie Mae                      8.8

U.S. Treasury Obligations       3.6

Government National Mortgage    1.6
Association

Freddie Mac                     1.0

Ford Motor Credit Co.             0.4

                                 15.4

ASSET ALLOCATION AS OF
DECEMBER 31, 1999 *

% OF FUND'S NET ASSETS

                        Stocks class 57.2%

                        Bond class 36.2%

                        Short-Term class 6.6%

* FOREIGN INVESTMENTS  3.6%


Row: 1, Col: 1, Value: 57.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 36.2
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.6

ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Asset
Manager Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS
BENCHMARK, DICK?

A. For the 12 months that ended December 31, 1999, the fund topped the 10.42% return of the Asset Manager Composite Index.

Q. WHAT ASSET ALLOCATION STRATEGIES DID YOU FOLLOW DURING
THE PERIOD?

A. The fund's neutral allocation mix calls for 50% of its assets to be invested in stocks, 40% in bonds and 10% in short-term and money market instruments. With stocks performing well through much of the period, I kept the fund's average equity exposure at around 54%, and this emphasis boosted the fund's performance. On the bond side, 1999 was not a good year for the bond market as a whole. However, the fund had significant exposure to both the corporate and mortgage-backed sectors, which performed fairly well relative to Treasury bonds. The fund also benefited from its investments in high-yield securities, which performed well relative to investment-grade bonds.

Q. HOW DID THE FUND'S EQUITY SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. The fund's equities performed slightly better than the S&P 500 index, quite an accomplishment considering the narrowness of the overall market in 1999. By that, I mean that 10 of the major stocks within the index generated around 60% of its advance. Conversely, the bottom 450 stocks within the S&P produced a negative aggregate return. The technology sector led the market, and Steve Snider - who manages the fund's stocks - was able to find enough good names to keep pace with the tech stocks within the index. Industry leaders Cisco Systems and Microsoft continued to perform well, as did Lexmark International. The fund also benefited from the huge demand for wireless communications by owning positions in Qualcomm and Motorola. Retail stocks also performed well, with Wal-Mart being the fund's top overall contributor during the period. Disappointments included pharmaceutical firm Schering-Plough, as well as Fannie Mae and Freddie Mac, both of which struggled due to less-than-favorable interest-rate conditions. The fund no longer held equity stakes in Fannie Mae or Freddie Mac at the end of the period.

Q. HOW DID YOU ALLOCATE INVESTMENTS WITHIN THE FUND'S BOND
SUBPORTFOLIO?

A. As far as the fund's investment-grade bond positions, rising interest rates pressured returns through much of the period. Despite this general move in rates, the fund was heavily weighted in corporate and mortgage-backed securities, which performed relatively well during the period. This subportfolio, managed by Charlie Morrison, benefited from its investments in Seagram, Cable & Wireless and Capital One Financial, as well as from its exposure to lower-quality, commercial mortgage-backed securities. The fund's high-yield positions - managed by Fred Hoff - performed nicely against the backdrop of a strong U.S. economy and a favorable corporate earnings outlook. The best individual high-yield performers included telecommunications names Nextel Communications, WinStar and Teligent.

Q. HOW DID YOU POSITION THE FUND'S SHORT-TERM/MONEY MARKET
INVESTMENTS?

A. With interest rates spiking upward, John Todd - who manages this portion of the fund - focused mainly on repurchase agreements. These securities - commonly called repos - are short-term investments that the seller agrees to buy back at a specified price and time. Repos offered the fund an effective sanctuary in which to invest assets on a temporary basis during the period. They also provided an adequate level of liquidity, which was desirable given the rate scenario.

Q. WHAT'S YOUR OUTLOOK?

A. Despite the global economic growth we've seen recently, inflation remains subdued. Corporate earnings appear to be on solid ground for 2000, which means there may be more market segments that are reasonably valued. From an allocation standpoint, the direction of interest rates will have some influence on whether I take more of a defensive or equity-oriented approach.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FUND FACTS

GOAL: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world

START DATE: September 6, 1989

SIZE: as of December 31, 1999, more than $4.9 billion

MANAGER: Richard Habermann, since 1996;
joined Fidelity in 1968
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 55.8%


                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.4%

AEROSPACE & DEFENSE - 2.3%

Boeing Co.                        309,600                    $ 12,867,750

Honeywell International, Inc.     598,388                     34,519,479

Northrop Grumman Corp.            43,300                      2,340,906

Rockwell International Corp.      159,300                     7,626,488

Textron, Inc.                     64,900                      4,977,019

United Technologies Corp.         782,406                     50,856,390

                                                              113,188,032

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            108,300                     5,712,825

TOTAL AEROSPACE & DEFENSE                                     118,900,857

BASIC INDUSTRIES - 2.0%

CHEMICALS & PLASTICS - 0.5%

Dow Chemical Co.                  143,100                     19,121,738

Engelhard Corp.                   125,900                     2,376,363

Praxair, Inc.                     123,900                     6,233,719

                                                              27,731,820

IRON & STEEL - 0.2%

Mueller Industries, Inc. (a)      51,200                      1,856,000

Nucor Corp.                       127,800                     7,005,038

                                                              8,861,038

METALS & MINING - 1.0%

Alcoa, Inc.                       594,100                     49,310,300

PAPER & FOREST PRODUCTS - 0.3%

Georgia-Pacific Corp.             78,700                      3,994,025

Weyerhaeuser Co.                  130,100                     9,342,806

                                                              13,336,831

TOTAL BASIC INDUSTRIES                                        99,239,989

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              246,300                     8,143,294

DURABLES - 1.4%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Ford Motor Co.                    660,100                     35,274,094

CONSUMER DURABLES - 0.6%

Minnesota Mining &                281,200                     27,522,450
Manufacturing Co.

CONSUMER ELECTRONICS - 0.0%

Whirlpool Corp.                   21,000                      1,366,313

TEXTILES & APPAREL - 0.1%

Arena Brands Holdings Corp.       8,445                       211,125
Class B

NIKE, Inc. Class B                86,500                      4,287,156

                                                              4,498,281

TOTAL DURABLES                                                68,661,138



                                 SHARES                      VALUE (NOTE 1)

ENERGY - 3.2%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               173,000                    $ 7,233,563

OIL & GAS - 3.0%

Amerada Hess Corp.                55,000                      3,121,250

Apache Corp.                      151,900                     5,610,806

Atlantic Richfield Co.            631,600                     54,633,400

Chevron Corp.                     448,200                     38,825,325

Exxon Mobil Corp.                 559,875                     45,104,930

Tosco Corp.                       129,800                     3,528,938

                                                              150,824,649

TOTAL ENERGY                                                  158,058,212

FINANCE - 7.8%

BANKS - 3.3%

Chase Manhattan Corp.             798,700                     62,049,006

Comerica, Inc.                    71,400                      3,333,488

FleetBoston Financial Corp.       624,305                     21,733,618

J. P. Morgan & Co., Inc.          351,000                     44,445,375

PNC Financial Corp.               547,300                     24,354,850

SouthTrust Corp.                  272,300                     10,296,344

                                                              166,212,681

CREDIT & OTHER FINANCE - 1.3%

American Express Co.              97,500                      16,209,375

Citigroup, Inc.                   715,800                     39,771,638

Providian Financial Corp.         85,950                      7,826,822

                                                              63,807,835

INSURANCE - 0.8%

Allmerica Financial Corp.         87,300                      4,856,063

American General Corp.            60,800                      4,613,200

CIGNA Corp.                       60,600                      4,882,088

Financial Security Assurance      37,300                      1,944,263
Holdings Ltd.

Marsh & McLennan Companies,       173,600                     16,611,350
Inc.

MGIC Investment Corp.             95,800                      5,765,963

                                                              38,672,927

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       428,700                     14,361,450

SECURITIES INDUSTRY - 2.1%

AXA Financial, Inc.               335,000                     11,348,125

Kansas City Southern              293,200                     21,880,050
Industries, Inc.

Lehman Brothers Holdings,         441,600                     37,398,000
Inc.

Merrill Lynch & Co., Inc.         129,800                     10,838,300

Morgan Stanley Dean Witter &      173,400                     24,752,850
Co.

                                                              106,217,325

TOTAL FINANCE                                                 389,272,218

HEALTH - 5.0%

DRUGS & PHARMACEUTICALS - 3.5%

Amgen, Inc. (a)                   813,600                     48,866,850

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Biogen, Inc. (a)                  77,900                     $ 6,582,550

Bristol-Myers Squibb Co.          783,000                     50,258,813

Merck & Co., Inc.                 346,000                     23,203,625

Pfizer, Inc.                      346,100                     11,226,619

Schering-Plough Corp.             806,700                     34,032,656

                                                              174,171,113

MEDICAL EQUIPMENT & SUPPLIES
- 1.2%

Johnson & Johnson                 650,300                     60,559,188

Millipore Corp.                   34,700                      1,340,288

                                                              61,899,476

MEDICAL FACILITIES MANAGEMENT
- 0.3%

United HealthCare Corp.           86,800                      4,611,250

Wellpoint Health Networks,        129,900                     8,565,281
Inc. (a)

                                                              13,176,531

TOTAL HEALTH                                                  249,247,120

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.2%

ELECTRICAL EQUIPMENT - 2.5%

Emerson Electric Co.              23,800                      1,365,525

General Electric Co.              682,700                     105,647,825

General Instrument Corp. (a)      188,900                     16,056,500

                                                              123,069,850

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Ingersoll-Rand Co.                404,800                     22,289,300

Parker-Hannifin Corp.             69,200                      3,550,825

Tyco International Ltd.           220,600                     8,575,825

                                                              34,415,950

TOTAL INDUSTRIAL MACHINERY &                                  157,485,800
EQUIPMENT

MEDIA & LEISURE - 1.7%

BROADCASTING - 0.0%

NTL, Inc. warrants 10/14/08       3,742                       187,100
(a)

ENTERTAINMENT - 0.0%

Alliance Gaming Corp. (a)(k)      865                         2,433

PUBLISHING - 1.6%

Central Newspapers, Inc.          58,000                      2,283,750
Class A

Dow Jones & Co., Inc.             77,100                      5,242,800

Gannet Co., Inc.                  324,500                     26,467,031

Knight-Ridder, Inc.               128,700                     7,657,650

McGraw-Hill Companies, Inc.       56,000                      3,451,000

The New York Times Co. Class A    219,200                     10,768,200

Tribune Co.                       441,800                     24,326,613

                                                              80,197,044



                                 SHARES                      VALUE (NOTE 1)

RESTAURANTS - 0.1%

Brinker International, Inc.       93,800                     $ 2,251,200
(a)

Darden Restaurants, Inc.          151,600                     2,747,750

                                                              4,998,950

TOTAL MEDIA & LEISURE                                         85,385,527

NONDURABLES - 2.7%

BEVERAGES - 1.2%

Adolph Coors Co. Class B          96,800                      5,082,000

Anheuser-Busch Companies,         564,200                     39,987,675
Inc.

Pepsi Bottling Group, Inc.        389,800                     6,456,063

PepsiCo, Inc.                     138,400                     4,878,600

                                                              56,404,338

FOODS - 1.1%

Campbell Soup Co.                 129,800                     5,021,638

H. J. Heinz Co.                   129,800                     5,167,663

Kellogg Co.                       303,900                     9,363,919

Quaker Oats Co.                   284,000                     18,637,500

Ralston Purina Co.                173,000                     4,822,375

Sara Lee Corp.                    486,500                     10,733,406

                                                              53,746,501

HOUSEHOLD PRODUCTS - 0.3%

Procter & Gamble Co.              147,200                     16,127,600

TOBACCO - 0.1%

Philip Morris Companies, Inc.     291,600                     6,761,475

TOTAL NONDURABLES                                             133,039,914

PRECIOUS METALS - 0.0%

Homestake Mining Co.              173,200                     1,353,125

RETAIL & WHOLESALE - 4.4%

APPAREL STORES - 0.2%

Gap, Inc.                         258,525                     11,892,150

GENERAL MERCHANDISE STORES -
2.5%

Dayton Hudson Corp.               147,500                     10,832,031

Sears, Roebuck & Co.              34,600                      1,053,138

Wal-Mart Stores, Inc.             1,586,600                   109,673,725

                                                              121,558,894

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.7%

Best Buy Co., Inc. (a)            249,700                     12,531,819

Circuit City Stores, Inc. -       129,900                     5,853,619
Circuit City Group

Home Depot, Inc.                  624,300                     42,803,569

Lowe's Companies, Inc.            358,400                     21,414,400

                                                              82,603,407

TOTAL RETAIL & WHOLESALE                                      216,054,451

SERVICES - 0.3%

LEASING & RENTAL - 0.1%

Hertz Corp. Class A               115,700                     5,799,463

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

PRINTING - 0.2%

Valassis Communications, Inc.     210,700                    $ 8,902,075
(a)

TOTAL SERVICES                                                14,701,538

TECHNOLOGY - 16.3%

COMMUNICATIONS EQUIPMENT - 3.5%

ADC Telecommunications, Inc.      216,500                     15,709,781
(a)

Cisco Systems, Inc. (a)           744,900                     79,797,413

Globalstar Telecommunications     1,410                       303,150
Ltd. warrants 2/15/04 (a)(f)

Lucent Technologies, Inc.         1,011,400                   75,665,363

                                                              171,475,707

COMPUTER SERVICES & SOFTWARE
- 4.7%

Adobe Systems, Inc.               390,400                     26,254,400

Computer Associates               208,300                     14,567,981
International, Inc.

Electronics for Imaging, Inc.     221,800                     12,892,125
(a)

First Data Corp.                  627,800                     30,958,388

Microsoft Corp. (a)               1,037,700                   121,151,475

NetScout Systems, Inc.            130,200                     4,036,200

Oracle Corp. (a)                  207,700                     23,275,381

                                                              233,135,950

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Adaptec, Inc. (a)                 433,900                     21,640,763

Comverse Technology, Inc. (a)     156,200                     22,609,950

International Business            519,400                     56,095,200
Machines Corp.

Lexmark International Group,      467,500                     42,308,750
Inc.  Class A (a)

Sun Microsystems, Inc. (a)        406,100                     31,447,369

                                                              174,102,032

ELECTRONIC INSTRUMENTS - 0.6%

Agilent Technologies, Inc.        15,300                      1,182,881

Applied Materials, Inc. (a)       86,800                      10,996,475

Teradyne, Inc. (a)                233,800                     15,430,800

                                                              27,610,156

ELECTRONICS - 4.0%

Analog Devices, Inc. (a)          4,600                       427,800

Intel Corp.                       173,200                     14,256,525

LSI Logic Corp. (a)               151,800                     10,246,500

Motorola, Inc.                    605,700                     89,189,325

National Semiconductor Corp.      173,000                     7,406,563
(a)

Texas Instruments, Inc.           780,000                     75,562,500

Vishay Intertechnology, Inc.      129,800                     4,104,925
(a)

                                                              201,194,138

TOTAL TECHNOLOGY                                              807,517,983

TRANSPORTATION - 0.0%

TRUCKING & FREIGHT - 0.0%

United Parcel Service, Inc.       34,600                      2,387,400
Class B



                                 SHARES                      VALUE (NOTE 1)

UTILITIES - 5.2%

CELLULAR - 1.2%

McCaw International Ltd.          8,150                      $ 18,338
warrants 4/16/07 (a)(f)

QUALCOMM, Inc. (a)                346,400                     61,009,700

                                                              61,028,038

ELECTRIC UTILITY - 1.0%

DTE Energy Co.                    210,000                     6,588,750

Edison International              270,500                     7,083,719

Energy East Corp.                 654,000                     13,611,375

GPU, Inc.                         212,300                     6,355,731

PECO Energy Co.                   116,800                     4,058,800

PP&L Resources, Inc.              128,500                     2,939,438

Public Service Enterprise         170,100                     5,921,606
Group, Inc.

Unicom Corp.                      130,100                     4,358,350

                                                              50,917,769

GAS - 0.3%

Enron Corp.                       319,800                     14,191,125

TELEPHONE SERVICES - 2.7%

AT&T Corp.                        674,240                     34,217,680

BellSouth Corp.                   762,300                     35,685,169

MCI WorldCom, Inc. (a)            324,450                     17,216,128

Ono Finance PLC rights            1,740                       174,000
5/31/09 (a)(f)

Pathnet, Inc. warrants            4,970                       49,700
4/15/08 (a)(f)

SBC Communications, Inc.          593,794                     28,947,458

Sprint Corp. - FON Group          224,900                     15,138,581

                                                              131,428,716

TOTAL UTILITIES                                               257,565,648

TOTAL COMMON STOCKS                                           2,767,014,214
(Cost $1,993,683,117)

NONCONVERTIBLE PREFERRED
STOCKS - 1.5%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

California Federal Preferred      231,349                     5,263,190
Capital Corp. $2.2812

Walden Residential                8,600                       133,838
Properties, Inc. $2.30

                                                              5,397,028

FINANCE - 0.0%

INSURANCE - 0.0%

American Annuity Group            1,490                       1,334,232
Capital Trust II 8.875%

SIG Capital Trust I 9.5% (a)      2,174                       556,877

                                                              1,891,109

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Fresenius Medical Care            1,053                       997,027
Capital Trust II 7.875%

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 0.5%

BROADCASTING - 0.3%

Adelphia Communications Corp.     15,763                     $ 1,781,219
$13.00

CSC Holdings, Inc. 11.125%        100,968                     11,030,754
pay-in-kind

Granite Broadcasting Corp.        374                         381,480
12.75% pay-in-kind

Sinclair Capital 11.625%          28,380                      2,845,095

                                                              16,038,548

PUBLISHING - 0.2%

PRIMEDIA, Inc.:

$9.20                             32,995                      3,101,530

8.625%                            738                         65,313

Series D, $10.00                  31,050                      3,073,950

                                                              6,240,793

TOTAL MEDIA & LEISURE                                         22,279,341

RETAIL & WHOLESALE - 0.0%

GROCERY STORES - 0.0%

Supermarkets General Holdings     17,231                      86,155
Corp. $3.52 pay-in-kind

SERVICES - 0.1%

LEASING & RENTAL - 0.1%

Crown Castle International        1,953                       2,021,355
Corp.  12.75% pay-in-kind

UTILITIES - 0.8%

CELLULAR - 0.3%

Nextel Communications, Inc.:

11.125% pay-in-kind               15,119                      15,194,595

Series D, 13% pay-in-kind         276                         296,700

                                                              15,491,295

TELEPHONE SERVICES - 0.5%

Adelphia Business Solution,       4,959                       4,835,025
Inc.  12.875% pay-in-kind

Intermedia Communications,        4,952                       4,828,200
Inc.  13.5% pay-in-kind

IXC Communications, Inc.          1,884                       2,062,980
12.5% pay-in-kind

NEXTLINK Communications, Inc.     173,603                     9,374,562
 14% pay-in-kind

WinStar Communications, Inc.      2,981                       2,951,190
14.25% (a)

                                                              24,051,957

TOTAL UTILITIES                                               39,543,252

TOTAL NONCONVERTIBLE                                          72,215,267
PREFERRED   STOCKS
(Cost $72,915,380)


CORPORATE BONDS - 18.4%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.2%

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Tenet Healthcare Corp.  6%        B1        $ 7,210,000                     $ 5,876,150
12/1/05

Total Renal Care Holdings,        B1         2,940,000                       1,844,850
Inc. 7% 5/15/09 (f)

                                                                             7,721,000

MEDIA & LEISURE - 0.0%

LODGING & GAMING - 0.0%

Hilton Hotels Corp.  5%           Ba2        210,000                         160,125
5/15/06

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3         2,330,000                       1,654,300
International, Inc.  7%
3/28/01

TOTAL CONVERTIBLE BONDS                                                      9,535,425

NONCONVERTIBLE BONDS - 18.2%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co.  5.95% 3/15/01       Baa2       4,500,000                       4,426,785

SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding,        B1         3,830,000                       3,820,425
Inc.  9.25% 12/1/06

TOTAL AEROSPACE & DEFENSE                                                    8,247,210

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.3%

Huntsman Corp.  9.5% 7/1/07       B2         2,440,000                       2,305,800
(f)

Huntsman ICI Chemicals LLC        B2         1,380,000                       1,417,950
10.125% 7/1/09 (f)

Lyondell Chemical Co.:

9.875% 5/1/07                     Ba3        5,050,000                       5,151,000

10.875% 5/1/09                    B2         1,500,000                       1,552,500

Rohm & Haas Co.  7.4% 7/15/09     A3         1,400,000                       1,384,978

Sterling Chemicals, Inc.          Caa3       1,760,000                       1,311,200
11.75% 8/15/06

                                                                             13,123,428

IRON & STEEL - 0.0%

The LTV Corp.  11.75%             Ba3        860,000                         898,700
11/15/09 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.0%

Kaiser Aluminum & Chemical        B3        $ 1,210,000                     $ 1,210,000
Corp.  12.75% 2/1/03

Metals USA, Inc.  8.625%          B2         350,000                         328,125
2/15/08

                                                                             1,538,125

PACKAGING & CONTAINERS - 0.1%

Corning, Inc.  6.85% 3/1/29       A3         2,350,000                       2,064,475

Gaylord Container Corp.:

9.375% 6/15/07                    Caa1       2,825,000                       2,627,250

9.75% 6/15/07                     Caa1       1,770,000                       1,681,500

                                                                             6,373,225

PAPER & FOREST PRODUCTS - 0.1%

Potlatch Corp.  6.25% 3/15/02     Baa1       3,320,000                       3,239,756

TOTAL BASIC INDUSTRIES                                                       25,173,234

CONSTRUCTION & REAL ESTATE -
0.4%

BUILDING MATERIALS - 0.0%

American Standard Companies,      Ba3        1,810,000                       1,701,400
Inc.  7.375% 4/15/05

CONSTRUCTION - 0.1%

U.S. Home Corp.  8.875%           B1         2,330,000                       2,114,475
2/15/09

ENGINEERING - 0.0%

Anteon Corp.  12% 5/15/09         B3         1,530,000                       1,430,550

REAL ESTATE - 0.1%

Duke-Weeks Realty LP 6.875%       Baa2       2,950,000                       2,803,503
3/15/05

LNR Property Corp.:

9.375% 3/15/08                    B1         2,680,000                       2,512,500

10.5% 1/15/09                     B1         1,440,000                       1,422,000

                                                                             6,738,003

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

CenterPoint Properties Trust:

6.75% 4/1/05                      Baa2       1,590,000                       1,465,280

7.125% 3/15/04                    Baa2       4,200,000                       3,958,038

Equity Office Properties Trust:

6.375% 2/15/03                    Baa1       3,600,000                       3,470,904

6.75% 2/15/08                     Baa1       1,590,000                       1,462,307

                                                                             10,356,529

TOTAL CONSTRUCTION & REAL                                                    22,340,957
ESTATE



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

DURABLES - 0.3%

AUTOS, TIRES, & ACCESSORIES -
0.2%

Oshkosh Truck Co.  8.75%          B2        $ 1,500,000                     $ 1,455,000
3/1/08

Tenneco, Inc. 11.625%             B2         1,300,000                       1,319,500
10/15/09 (f)

TRW, Inc. 6.5% 6/1/02             Baa1       4,520,000                       4,433,352

                                                                             7,207,852

TEXTILES & APPAREL - 0.1%

Jones Apparel Group, Inc.         Baa2       5,070,000                       4,976,205
7.875% 6/15/06

Worldtex, Inc.  9.625%            B1         2,000,000                       1,620,000
12/15/07

                                                                             6,596,205

TOTAL DURABLES                                                               13,804,057

ENERGY - 0.8%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         1,870,000                       1,823,250
9.625% 5/15/08

ENERGY SERVICES - 0.2%

Baker Hughes, Inc.  5.8%          A2         3,980,000                       3,825,576
2/15/03

R&B Falcon Corp.  6.5% 4/15/03    Ba3        1,785,000                       1,628,813

RBF Finance Co.:

11% 3/15/06                       Ba3        3,590,000                       3,841,300

11.375% 3/15/09                   Ba3        1,120,000                       1,204,000

                                                                             10,499,689

OIL & GAS - 0.5%

Apache Corp.  7.625% 7/1/19       Baa1       2,970,000                       2,863,080

Chesapeake Energy Corp.           B3         4,450,000                       4,205,250
9.625% 5/1/05

Gulf Canada Resources Ltd.        Ba1        800,000                         786,000
8.375% 11/15/05

Occidental Petroleum Corp.:

6.39% 11/9/00                     Baa3       1,000,000                       995,710

10.94% 5/17/00                    Baa3       2,700,000                       2,740,851

Ocean Energy, Inc.  8.875%        Ba3        2,010,000                       2,004,975
7/15/07

Oryx Energy Co.:

8% 10/15/03                       Baa1       3,055,000                       3,057,750

8.125% 10/15/05                   Baa1       4,935,000                       5,014,454

8.375% 7/15/04                    Baa1       2,335,000                       2,394,823

Petro-Canada 7% 11/15/28          A3         1,980,000                       1,745,152

                                                                             25,808,045

TOTAL ENERGY                                                                 38,130,984

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 4.5%

BANKS - 1.3%

BankBoston Corp.  6.625%          A3        $ 1,700,000                     $ 1,651,669
2/1/04

BanPonce Corp.  6.665% 3/5/01     A3         4,450,000                       4,427,528

Barclays Bank PLC yankee          A1         9,250,000                       9,085,165
5.95% 7/15/01

Capital One Bank:

6.26% 5/7/01                      Baa2       3,160,000                       3,107,260

6.375% 2/15/03                    Baa2       3,570,000                       3,424,701

6.48% 6/28/02                     Baa2       1,740,000                       1,689,035

6.65% 3/15/04                     Baa3       2,320,000                       2,220,240

Capital One Financial Corp.       Baa3       5,040,000                       4,598,042
7.125% 8/1/08

Den Danske Bank AS 6.375%         A1         8,340,000                       7,745,775
6/15/08 (f)(i)

Fleet Boston Corp.  7.375%        A3         1,400,000                       1,370,250
12/1/09

Korea Development Bank:

6.625% 11/21/03                   Baa2       4,165,000                       3,996,109

7.375% 9/17/04                    Baa2       615,000                         602,700

yankee 6.5% 11/15/02              Baa2       665,000                         641,725

National Westminster Bancorp      Aa3        2,725,000                       2,895,994
9.375% 11/15/03

National Westminster Bank PLC     Aa3        1,975,000                       1,928,588
7.375% 10/1/09

NB Capital Trust IV  8.25%        Aa2        2,650,000                       2,540,661
4/15/27

Popular, Inc. 6.2% 4/30/01        A3         1,840,000                       1,813,633

Provident Bank  6.125%            A3         1,740,000                       1,724,427
12/15/00

Providian National Bank 6.7%      Baa3       3,060,000                       2,931,205
3/15/03

Summit Bancorp  8.625%            BBB+       1,730,000                       1,781,156
12/10/02

Union Planters National Bank      A3         3,500,000                       3,515,470
6.81% 8/20/01

                                                                             63,691,333

CREDIT & OTHER FINANCE - 2.3%

Ahmanson Capital Trust I          A3         4,250,000                       4,039,880
8.36% 12/1/26 (f)

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       2,730,000                       1,815,450

10% 3/15/04                       Caa3       1,980,000                       1,287,000

AT&T Capital Corp.:

6.25% 5/15/01                     A1         5,200,000                       5,150,236

7.5% 11/15/00                     A1         3,435,000                       3,459,698

BanPonce Trust I  8.327%          A3         3,925,000                       3,586,901
2/1/27



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Countrywide Funding Corp.         A3        $ 3,950,000                     $ 3,848,130
6.45% 2/27/03

Daimler-Chrysler NA Holding       A1         12,500,000                      12,445,000
Corp.  6.63% 9/21/01

ERP Operating LP:

6.55% 11/15/01                    A3         1,500,000                       1,475,970

7.1% 6/23/04                      A3         3,980,000                       3,888,977

Farmers Insurance  Exchange       A2         2,740,000                       2,330,589
Capital  7.05% 7/15/28 (f)

Finova Capital Corp.:

6.11% 2/18/03                     Baa1       4,320,000                       4,156,229

6.12% 5/28/02                     Baa1       2,000,000                       1,945,860

First Security Capital I          A3         1,690,000                       1,574,303
8.41% 12/15/26

Ford Motor Credit Co.:

6.3563% 7/16/01 (i)               A1         13,000,000                      13,011,934

6.5% 2/28/02                      A1         3,380,000                       3,344,510

GS Escrow Corp.:

7% 8/1/03                         Ba1        2,140,000                       1,977,553

7.125% 8/1/05                     Ba1        7,600,000                       6,805,724

Heller Financial, Inc.  6%        A3         5,050,000                       4,795,127
3/19/04

KeyCorp Institutional Capital     A1         3,600,000                       3,259,368
A 7.826% 12/1/26

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba2        2,240,000                       1,344,000

7.6% 8/1/07                       Ba2        4,190,000                       2,304,500

7.875% 8/1/03                     Ba2        690,000                         393,300

Mellon Capital I  7.72%           A2         2,000,000                       1,827,180
12/1/26

Newcourt Credit Group, Inc.       A1         2,015,000                       1,966,297
6.875% 2/16/05

PNC Funding Corp.  6.875%         A3         2,020,000                       1,992,084
3/1/03

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,830,000                       1,740,751

5.875% 5/1/04                     Baa1       3,975,000                       3,765,677

The Money Store, Inc.  7.3%       A2         2,550,000                       2,540,438
12/1/02

TXU Eastern Funding:

6.15% 5/15/02                     Baa1       2,510,000                       2,444,489

6.75% 5/15/09                     Baa1       2,945,000                       2,706,985

U.S. Bancorp  8.09% 11/15/26      A1         2,980,000                       2,778,969

U.S. West Capital Funding,        Baa1       5,180,000                       5,158,244
Inc. 6.875% 8/15/01 (f)

UNICCO Service Co./UNICCO         B3         2,170,000                       1,996,400
Finance Corp. 9.875% 10/15/07

                                                                             117,157,753

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

SAVINGS & LOANS - 0.4%

Chevy Chase Savings Bank FSB      B1        $ 1,420,000                     $ 1,334,800
9.25% 12/1/08

Great Western Finance Trust       A3         3,780,000                       3,533,090
II 8.206% 2/1/27

Home Savings of America FSB       A3         2,830,000                       2,684,142
6.5% 8/15/04

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       3,770,000                       3,721,179

7% 6/13/02                        Baa3       3,400,000                       3,354,848

Sovereign Bancorp, Inc.           Ba3        4,300,000                       4,149,113
6.625% 3/15/01

                                                                             18,777,172

SECURITIES INDUSTRY - 0.5%

Amvescap PLC yankee:

6.375% 5/15/03                    A3         2,200,000                       2,110,526

6.6% 5/15/05                      A3         4,410,000                       4,164,407

Goldman Sachs Group L.P.          A1         12,900,000                      12,920,898
6.5025% 7/27/00 (i)(k)

Morgan Stanley  Dean Witter &     Aa3        4,760,000                       4,754,954
Co. 7.125% 1/15/03

                                                                             23,950,785

TOTAL FINANCE                                                                223,577,043

HEALTH - 0.0%

MEDICAL FACILITIES MANAGEMENT
- 0.0%

Concentra Operating Corp. 13%     B3         325,000                         290,875
8/15/09 (f)

Fountain View, Inc.  11.25%       Caa1       2,330,000                       1,770,800
4/15/08

Tenet Healthcare Corp. 8.625%     Ba3        1,090,000                       1,057,300
1/15/07

                                                                             3,118,975

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Bucyrus International, Inc.       B1         1,060,000                       784,400
9.75% 9/15/07

Dunlop Standard Aero Holdings     B3         2,490,000                       2,564,700
PLC  11.875% 5/15/09

Roller Bearing Holding, Inc.      -          3,550,000                       1,881,500
0% 6/15/09 (d)(f)

Thermadyne Manufacturing LLC      B3         335,000                         278,050
9.875% 6/1/08

Tokheim Corp.  11.375% 8/1/08     B3         1,360,000                       795,600



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Tyco International Group SA:

7% 6/15/28                        Baa1      $ 2,540,000                     $ 2,198,014

yankee:

6.125% 6/15/01                    Baa1       6,860,000                       6,743,929

6.375% 6/15/05                    Baa1       830,000                         777,527

                                                                             16,023,720

POLLUTION CONTROL - 0.3%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba3        1,290,000                       1,173,900

10% 8/1/09 (f)                    B2         4,310,000                       3,835,900

Browning-Ferris Industries,       Ba3        1,220,000                       976,000
Inc. 6.375% 1/15/08

Envirosource, Inc. Series B,      Caa3       650,000                         409,500
9.75% 6/15/03

WMX Technologies, Inc.:

6.25% 10/15/00                    Ba1        2,100,000                       2,057,181

7.1% 8/1/26                       Ba1        4,610,000                       4,271,857

                                                                             12,724,338

TOTAL INDUSTRIAL MACHINERY &                                                 28,748,058
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 2.9%

ACME Television LLC/ACME          B3         870,000                         783,000
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09                     B1         1,970,000                       1,758,225

8.375% 2/1/08                     B1         820,000                         766,700

9.875% 3/1/07                     B1         6,350,000                       6,413,500

AMFM Operating, Inc. 12.625%      -          1,523,800                       1,733,323
10/31/06  pay-in-kind

Ascent Entertainment Group,       B3         1,990,000                       1,482,550
Inc. 0% 12/15/04 (d)

Avalon Cable Michigan,            B2         1,680,000                       1,696,800
Inc./Avalon Cable New
England/Avalon Cable Finance
9.375% 12/1/08

Benedek Communications Corp.      B3         630,000                         567,000
0% 5/15/06 (d)

Century Communications Corp.:

Series B, 0% 1/15/08              B1         2,520,000                       1,102,500

8.75% 10/1/07                     B1         800,000                         768,000

Chancellor Media Corp.  9%        B1         3,185,000                       3,312,400
10/1/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)                     B2         1,960,000                       1,146,600

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.: - continued

8.625% 4/1/09                     B2        $ 2,650,000                     $ 2,451,250

Citadel Broadcasting Co.          B3         840,000                         886,200
10.25% 7/1/07

Clear Channel Communications,
Inc.:

6.875% 6/15/18                    Baa3       3,450,000                       3,065,463

7.25% 10/15/27                    Baa3       4,550,000                       4,104,100

Comcast UK Cable Partners         B2         3,360,000                       3,175,200
Ltd. 0% 11/15/07 (d)

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       9,225,000                       9,534,683

8.625% 8/15/03                    Baa2       2,790,000                       2,886,813

9% 9/1/08                         Baa2       1,690,000                       1,838,669

Cox Communications, Inc.:

6.875% 6/15/05                    Baa2       2,580,000                       2,518,493

7.75% 8/15/06                     Baa2       1,925,000                       1,943,711

CSC Holdings, Inc.:

9.25% 11/1/05                     B1         1,370,000                       1,404,250

9.875% 5/15/06                    B1         1,600,000                       1,672,000

10.5% 5/15/16                     B1         1,850,000                       2,044,250

Diamond Cable Communications
PLC:

0% 2/15/07 (d)                    B3         5,860,000                       4,790,550

yankee 0% 12/15/05 (d)            B3         2,460,000                       2,312,400

Earthwatch, Inc. 0% 7/15/07       -          2,530,000                       1,771,000
unit (d)(f)

EchoStar DBS Corp.:

9.25% 2/1/06                      B2         1,150,000                       1,150,000

9.375% 2/1/09                     B2         1,250,000                       1,253,125

Falcon Holding Group              B2         11,520,000                      8,409,600
LP/Falcon Funding Corp. 0%
4/15/10 (d)

FrontierVision Holdings           B1         4,130,000                       3,634,400
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (d)

FrontierVision Operating          B1         1,910,000                       2,043,700
Partners LP/ FrontierVision
Capital Corp.  11% 10/15/06

Golden Sky DBS, Inc.  0%          Caa1       4,950,000                       2,994,750
3/1/07 (d)

Golden Sky Systems, Inc.          B3         950,000                         1,011,750
12.375% 8/1/06

Hearst-Argyle Television,         Baa3       3,260,000                       3,012,859
Inc. 7.5% 11/15/27



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

International Cabletel, Inc.      B3        $ 1,850,000                     $ 1,669,625
0% 2/1/06 (d)

Knology Holding, Inc.  0%         -          4,450,000                       2,959,250
10/15/07 (d)

Lenfest Communications, Inc.      B1         430,000                         425,700
8.25% 2/15/08

LIN Holdings Corp.  0% 3/1/08     B3         290,000                         195,750
(d)

Nielsen Media Research, Inc.      Baa2       2,395,000                       2,334,377
7.6% 6/15/09

NTL Communications Corp.          B3         4,660,000                       5,044,450
11.5% 10/1/08

NTL, Inc. 10% 2/15/07             B3         2,310,000                       2,379,300

Olympus Communications            B1         1,160,000                       1,212,200
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.      B3         1,115,000                       1,126,150
9.625% 10/15/05

TCI Communications, Inc.:

8.75% 8/1/15                      A2         1,970,000                       2,149,211

9.25% 4/15/02                     A2         3,000,000                       3,148,890

9.8% 2/1/12                       A2         4,550,000                       5,315,947

Telewest PLC:

yankee 9.625% 10/1/06             B1         680,000                         693,600

0% 10/1/07 (d)                    B1         9,405,000                       8,699,625

Time Warner, Inc.  9.125%         Baa3       5,355,000                       5,864,582
1/15/13

United International              B3         8,120,000                       5,075,000
Holdings, Inc.  0% 2/15/08
(d)

United Pan-Europe                 B2         4,020,000                       4,080,300
Communications NV 10.875%
8/1/09

                                                                             143,813,771

ENTERTAINMENT - 0.5%

AMC Entertainment, Inc. 9.5%      B3         470,000                         410,075
2/1/11

Bally Total Fitness Holding       B3         3,630,000                       3,512,025
Corp. 9.875% 10/15/07

Capitol Records, Inc. 8.375%      Baa1       5,220,000                       5,180,328
8/15/09 (f)

Cinemark USA, Inc.  8.5%          B2         3,255,000                       2,848,125
8/1/08

Paramount Communications,         Baa3       1,785,000                       1,788,873
Inc. 7.5% 1/15/02

Regal Cinemas, Inc.:

8.875% 12/15/10                   Caa1       3,530,000                       2,638,675

9.5% 6/1/08                       Caa1       3,430,000                       2,709,700

United Artists Theatre Co.        Caa3       1,060,000                       169,600
9.75% 4/15/08

Viacom, Inc.:

6.75% 1/15/03                     Baa3       4,430,000                       4,358,500

7.75% 6/1/05                      Baa3       2,137,000                       2,150,955

                                                                             25,766,856

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

Circus Circus Enterprises,        Ba2       $ 660,000                       $ 565,125
Inc. 7.625% 7/15/13

Coast Hotels & Casinos, Inc.      B3         1,150,000                       1,112,625
9.5% 4/1/09

Courtyard by Marriott II          B-         2,590,000                       2,544,675
LP/Courtyard II Finance Co.
10.75% 2/1/08

HMH Properties, Inc.:

7.875% 8/1/05                     Ba2        2,090,000                       1,933,250

7.875% 8/1/08                     Ba2        3,280,000                       2,935,600

Hollywood Casino Corp. 11.25%     B3         450,000                         469,125
5/1/07

Host Marriott LP  8.375%          Ba2        3,740,000                       3,534,300
2/15/06

Signature Resorts, Inc. 9.75%     B3         1,590,000                       1,367,400
10/1/07

                                                                             14,462,100

PUBLISHING - 0.3%

Garden State Newspapers, Inc.     B1         4,670,000                       4,401,475
Series B, 8.75% 10/1/09

News America Holdings, Inc.:

7.7% 10/30/25                     Baa3       4,300,000                       4,029,057

8.5% 2/15/05                      Baa3       1,280,000                       1,319,821

Time Warner  Entertainment
Co. LP:

7.25% 9/1/08                      Baa2       1,455,000                       1,416,734

8.375% 3/15/23                    Baa2       2,500,000                       2,599,325

                                                                             13,766,412

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B2         2,915,000                       2,186,250
5/1/09

Domino's, Inc.  10.375%           B3         5,210,000                       5,014,625
1/15/09

Host Marriott Travel Plazas,      Ba3        5,040,000                       5,090,400
Inc. 9.5% 5/15/05

NE Restaurant, Inc.  10.75%       B3         2,760,000                       2,449,500
7/15/08

                                                                             14,740,775

TOTAL MEDIA & LEISURE                                                        212,549,914

NONDURABLES - 0.6%

BEVERAGES - 0.3%

Seagram JE & Sons, Inc.:

5.79% 4/15/01                     Baa3       4,595,000                       4,515,001

6.4% 12/15/03                     Baa3       5,840,000                       5,591,800

6.625% 12/15/05                   Baa3       2,940,000                       2,801,820

                                                                             12,908,621



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FOODS - 0.1%

ConAgra, Inc.  7.125% 10/1/26     Baa1      $ 3,200,000                     $ 3,032,864

HOUSEHOLD PRODUCTS - 0.0%

Revlon Consumer Products          B3         2,160,000                       1,641,600
Corp. 9% 11/1/06

TOBACCO - 0.2%

Philip Morris Companies, Inc.:

6.95% 6/1/06                      A2         4,420,000                       4,354,142

7% 7/15/05                        A2         3,710,000                       3,517,414

7.25% 9/15/01                     A2         1,450,000                       1,439,865

RJ Reynolds Tobacco Holdings,     Baa2       3,500,000                       3,270,645
Inc.  7.375% 5/15/03

                                                                             12,582,066

TOTAL NONDURABLES                                                            30,165,151

RETAIL & WHOLESALE - 0.7%

DRUG STORES - 0.1%

Rite Aid Corp.:

6% 12/15/00 (f)                   B1         935,000                         813,450

6.5% 12/15/05 (f)                 B1         5,775,000                       4,158,000

7.125% 1/15/07                    B1         1,595,000                       1,196,250

                                                                             6,167,700

GENERAL MERCHANDISE STORES -
0.2%

Dayton Hudson Corp.  7.5%         A3         3,500,000                       3,510,395
7/15/06

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa1       3,000,000                       2,911,710

8.5% 6/15/03                      Baa1       2,580,000                       2,651,440

Kmart Corp. 12.5% 3/1/05          Ba1        2,510,000                       2,836,300

                                                                             11,909,845

GROCERY STORES - 0.3%

Kroger Co. 6% 7/1/00              Baa3       4,480,000                       4,450,701

Pathmark Stores, Inc. 9.625%      Caa3       9,150,000                       6,862,500
5/1/03

Pueblo Xtra International,
Inc.:

Series C, 9.5% 8/1/03             B3         820,000                         492,000

9.5% 8/1/03                       B3         2,370,000                       1,422,000

                                                                             13,227,201

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

USA Networks, Inc./USANi LLC      Baa3       3,350,000                       3,198,647
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     34,503,393

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - 0.1%

PRINTING - 0.0%

Sullivan Graphics, Inc.           Caa1      $ 1,430,000                     $ 1,490,775
12.75% 8/1/05

SERVICES - 0.1%

La Petite Academy, Inc./La        B3         2,880,000                       2,116,800
Petite Academy Holding Co.
10% 5/15/08

Medaphis Corp.  9.5% 2/15/05      Caa1       1,770,000                       1,362,900

                                                                             3,479,700

TOTAL SERVICES                                                               4,970,475

TECHNOLOGY - 0.7%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Concentric Network Corp.          B-         595,000                         624,750
12.75% 12/15/07

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3         2,370,000                       1,487,175

12.5% 2/15/09                     B3         1,091,000                       1,129,185

Exodus Communications, Inc.:

10.75% 12/15/09 (f)               B-         1,660,000                       1,689,050

11.25% 7/1/08                     B-         350,000                         362,250

Federal Data Corp. 10.125%        B3         3,720,000                       2,697,000
8/1/05

PSINet, Inc.:

10.5% 12/1/06 (f)                 B3         5,170,000                       5,234,625

11% 8/1/09                        B3         2,140,000                       2,198,850

Verio, Inc.  10.625% 11/15/09     B3         1,120,000                       1,142,400
(f)

                                                                             16,565,285

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.  6.375%            Baa1       8,300,000                       8,139,229
11/30/01

Sun Microsystems, Inc.  7%        Baa1       1,380,000                       1,375,170
8/15/02

                                                                             9,514,399

ELECTRONICS - 0.2%

ChipPAC International Ltd.        B3         3,280,000                       3,444,000
12.75% 8/1/09 (f)

Details, Inc. 10% 11/15/05        B3         120,000                         110,400

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         1,415,000                       1,429,150

10.375% 10/1/07                   B3         1,950,000                       1,989,000



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Micron Technology, Inc. 6.5%      B3        $ 2,000,000                     $ 1,595,000
9/30/05 (k)

SCG Holding                       B2         2,065,000                       2,194,063
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (f)

                                                                             10,761,613

TOTAL TECHNOLOGY                                                             36,841,297

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

Atlas Air, Inc.  9.25% 4/15/08    B2         4,520,000                       4,305,300

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1       1,110,000                       1,083,804

7.73% 9/15/12                     Baa1       725,000                         706,875

Delta Air Lines, Inc.:

8.3% 12/15/29 (f)                 Baa3       4,000,000                       3,880,000

9.875% 5/15/00                    Baa3       1,500,000                       1,515,570

Kitty Hawk, Inc.  9.95%           B1         3,095,000                       3,056,313
11/15/04

Qantas Airways Ltd.  7.75%        Baa1       4,370,000                       4,203,066
6/15/09 (f)

US Airways Group, Inc.            Ba3        2,480,000                       2,349,800
10.375% 3/1/13

                                                                             21,100,728

RAILROADS - 0.6%

Burlington Northern  Santa Fe
Corp.:

6.125% 3/15/09                    Baa2       6,450,000                       5,804,549

7.29% 6/1/36                      Baa2       3,000,000                       2,917,560

Canadian National Railway Co.     Baa2       3,390,000                       2,992,624
6.9% 7/15/28

CSX Corp.:

6.25% 10/15/08                    Baa2       2,385,000                       2,158,163

6.46% 6/22/05                     Baa2       5,120,000                       4,873,574

Norfolk Southern Corp. 7.05%      Baa1       6,610,000                       6,552,427
5/1/37

Wisconsin Central                 Baa2       1,810,000                       1,657,146
Transportation Corp. 6.625%
4/15/08

                                                                             26,956,043

SHIPPING - 0.0%

Holt Group, Inc.  9.75%           Caa1       580,000                         377,000
1/15/06

TOTAL TRANSPORTATION                                                         48,433,771

UTILITIES - 3.5%

CELLULAR - 0.9%

Cable & Wireless                  Baa1       7,995,000                       7,898,181
Communications PLC 6.375%
3/6/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

McCaw International Ltd. 0%       Caa1      $ 7,160,000                     $ 5,012,000
4/15/07 (d)

Millicom International            Caa1       5,170,000                       4,278,175
Cellular SA  0% 6/1/06 (d)

Nextel Communications, Inc.:

0% 10/31/07 (d)                   B1         18,830,000                      13,651,750

12% 11/1/08                       B1         1,370,000                       1,530,975

Nextel International, Inc.        Caa1       4,350,000                       2,588,250
0% 4/15/08 (d)

Nuevo Grupo Iusacell SA de CV     B1         722,000                         750,880
14.25% 12/1/06 (f)

Rogers Cantel, Inc.  8.8%         B2         1,200,000                       1,200,000
10/1/07

Rogers Communications, Inc.       B2         4,630,000                       4,664,725
8.875% 7/15/07

Telesystem International          Caa1       725,000                         398,750
Wireless, Inc. 0% 11/1/07 (d)

Voicestream Wireless              B2         4,490,000                       4,624,700
Corp./Voicestream Wireless
Holding Co. 10.375% 11/15/09
(f)

                                                                             46,598,386

ELECTRIC UTILITY - 0.4%

Avon Energy Partners Holdings:

6.46% 3/4/08 (f)                  Baa2       3,960,000                       3,531,409

6.73% 12/11/02 (f)                Baa2       4,910,000                       4,788,281

Hydro-Quebec yankee  7.4%         A2         2,620,000                       2,743,926
3/28/25 (e)

Israel Electric Corp. Ltd.:

7.75% 12/15/27 (f)                A3         3,920,000                       3,376,374

yankee 7.875% 12/15/26 (f)        A3         1,960,000                       1,720,449

Texas Utilities Co.  6.375%       Baa3       1,370,000                       1,241,206
1/1/08

                                                                             17,401,645

GAS - 0.1%

CMS Panhandle Holding Co.         Baa3       2,550,000                       2,416,635
6.125% 3/15/04

TELEPHONE SERVICES - 2.1%

Allegiance Telecom, Inc.  0%      B3         840,000                         604,800
2/15/08 (d)

e.spire Communications, Inc.      -          1,550,000                       1,085,000
13.75% 7/15/07

GST Network Funding, Inc. 0%      -          8,900,000                       4,361,000
5/1/08 (d)



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GST Equipment Funding, Inc.       -         $ 1,685,000                     $ 1,626,025
13.25% 5/1/07

GST Telecommunications, Inc.      -          930,000                         874,200
12.75% 11/15/07

GST USA, Inc.  0% 12/15/05 (d)    -          335,000                         249,575

GTE Corp.  6.155% 6/12/00 (i)     -          7,650,000                       7,647,720

Hyperion Telecommunications,      Caa1       950,000                         1,007,000
Inc. 12% 11/1/07

ICG Services, Inc.  0% 5/1/08     B3         5,075,000                       2,600,938
(d)

Intermedia  Communications,
Inc.:

0% 3/1/09 (d)                     B3         1,410,000                       842,475

8.6% 6/1/08                       B2         4,140,000                       3,819,150

IXC Communications, Inc. 9%       B1         2,360,000                       2,383,600
4/15/08

KMC Telecom Holdings, Inc.        Caa2       2,690,000                       2,663,100
13.5% 5/15/09

Logix Communications              -          4,730,000                       3,311,000
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc. 8.875%         A3         3,139,000                       3,294,600
1/15/06

McLeodUSA, Inc.:

0% 3/1/07 (d)                     B1         1,845,000                       1,494,450

9.5% 11/1/08                      B1         3,140,000                       3,171,400

Metromedia Fiber  Network,
Inc.:

10% 11/15/08                      B2         900,000                         918,000

10% 12/15/09                      B2         1,590,000                       1,621,800

NEXTLINK  Communications, Inc.:

9.625% 10/1/07                    B2         4,870,000                       4,760,425

10.5% 12/1/09 (f)                 B2         2,350,000                       2,391,125

Ono Finance PLC  13% 5/1/09       Caa1       1,740,000                       1,800,900

Pathnet, Inc.  12.25% 4/15/08     -          4,970,000                       3,180,800

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    B3         7,740,000                       4,179,600

12.75% 4/15/09                    B3         4,480,000                       4,345,600

Telecomunicaciones  de Puerto     Baa2       5,540,000                       5,224,220
Rico, Inc.  6.65% 5/15/06

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1       6,886,000                       6,468,158

7.7% 7/20/29                      Baa1       8,610,000                       7,879,872

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       8,295,000                       4,873,313

11.5% 12/1/07                     Caa1       5,040,000                       4,914,000

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar  Communications, Inc.:

0% 10/15/05 (d)                   Caa1      $ 2,410,000                     $ 2,961,400

0% 3/15/08 (d)                    CCC        7,500,000                       7,650,000

15% 3/1/07                        CCC        1,200,000                       1,704,000

                                                                             105,909,246

TOTAL UTILITIES                                                              172,325,912

TOTAL NONCONVERTIBLE BONDS                                                   902,930,431

TOTAL CORPORATE BONDS                                                        912,465,856
(Cost $953,137,023)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 5.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.6%

Fannie Mae:

5.625% 5/14/04                    Aaa        13,840,000                      13,225,781

6% 5/15/08                        Aaa        12,000,000                      11,235,000

6.25% 5/15/29                     Aaa        14,705,000                      13,087,450

6.5% 4/29/09                      Aaa        6,820,000                       6,382,020

Farm Credit Systems Financial     Aaa        2,000,000                       2,165,000
Assistance Corp. 8.8% 6/10/05

Federal Home Loan Bank:

5.195% 9/11/01                    Aaa        4,500,000                       4,402,980

7.59% 3/10/05                     Aaa        3,850,000                       3,955,259

Freddie Mac:

6.25% 7/15/04                     Aaa        2,500,000                       2,444,150

6.75% 8/1/05                      Aaa        2,500,000                       2,476,950

7.625% 9/9/09                     Aaa        14,850,000                      14,666,751

U.S. Department of Housing        Aaa        2,825,000                       2,862,629
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 7.63% 8/1/14

TOTAL U.S. GOVERNMENT AGENCY                                                 76,903,970
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bonds:

5.25% 2/15/29                     Aaa        750,000                         620,153

6.875% 8/15/25                    Aaa        53,625,000                      54,621,889

7.625% 2/15/25                    Aaa        17,790,000                      19,716,301



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

8.875% 8/15/17                    Aaa       $ 4,027,000                     $ 4,866,992

11.75% 2/15/10 (callable)         Aaa        15,045,000                      18,289,003

12% 8/15/13                       Aaa        3,740,000                       4,994,059

13.875% 5/15/11 (callable)        Aaa        21,150,000                      28,899,572

U.S. Treasury Notes:

5.875% 11/15/04                   Aaa        3,855,000                       3,779,712

6% 8/15/09                        Aaa        26,140,000                      25,323,125

6.25% 10/31/01                    Aaa        820,000                         820,131

6.625% 6/30/01                    Aaa        15,700,000                      15,788,234

7.25% 8/15/04                     Aaa        1,404,000                       1,447,875

TOTAL U.S. TREASURY                                                          179,167,046
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    256,071,016
GOVERNMENT AGENCY OBLIGATIONS
(Cost $271,370,711)

U.S. GOVERNMENT AGENCY -
MORTGAGE  SECURITIES - 10.0%



FANNIE MAE - 7.8%

6% 1/1/11 to 1/1/29               Aaa        58,934,066                      55,130,174

6.5% 5/1/14 to 3/1/29             Aaa        104,437,117                     98,703,785

6.5% 1/1/15 (g)                   Aaa        8,700,000                       8,439,000

7% 8/1/13 to 12/1/29              Aaa        189,145,428                     183,137,015

7.5% 7/1/16 to 9/1/29             Aaa        29,582,975                      29,255,217

8% 9/1/26 to 12/1/29              Aaa        10,601,059                      10,687,146

TOTAL FANNIE MAE                                                             385,352,337

FREDDIE MAC - 0.6%

7.5% 5/1/17 to 7/1/29             Aaa        4,274,679                       4,238,563

8% 7/1/17 to 12/1/29              Aaa        28,001,715                      28,273,296

8.5% 7/1/21 to 6/1/23             Aaa        50,768                          52,281

TOTAL FREDDIE MAC                                                            32,564,140

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.6%

6% 12/15/08 to 6/15/09            Aaa        2,531,370                       2,429,524

6.5% 6/15/08 to 3/15/29           Aaa        41,330,515                      39,249,754

7% 7/15/28                        Aaa        18,338,165                      17,707,699

7.5% 9/15/22 to 9/15/29           Aaa        20,148,937                      19,947,958

8% 5/15/25                        Aaa        85,363                          86,324

8.5% 12/15/16                     Aaa        26,058                          27,004

TOTAL GOVERNMENT NATIONAL                                                    79,448,263
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 497,364,740
-  MORTGAGE SECURITIES
(Cost $511,043,569)

ASSET-BACKED SECURITIES - 1.2%

MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

Airplanes pass through trust      Ba2       $ 3,160,000                     $ 2,591,200
10.875% 3/15/19

ARG Funding Corp.  5.88%          Aaa        5,830,000                       5,686,072
5/20/03 (f)

BankAmerica Manufacturing         Aaa        3,730,000                       3,642,578
Housing Contract  6.2%
4/10/09

Capita Equipment Receivables      Baa2       2,950,000                       2,832,384
Trust  6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        1,347,469                       1,333,785
Trust  5.91% 12/15/04

CIT Marine Trust  5.8% 4/15/10    Aaa        5,920,000                       5,690,600

CPS Auto Grantor Trust:

6.09% 11/15/03                    Aaa        1,896,713                       1,902,344

6.55% 8/15/02                     Aaa        899,278                         897,030

CPS Auto Receivables Trust 6%     Aaa        3,013,848                       2,969,583
8/15/03

CSXT Trade Receivables Master     Aaa        4,600,000                       4,405,938
Trust 6% 7/25/04

Ford Credit Auto  Owner Trust:

6.2% 12/15/02                     Baa2       2,680,000                       2,620,370

6.4% 12/15/02                     Baa2       1,480,000                       1,460,760

6.87% 11/15/04                    A2         2,650,000                       2,628,055

Green Tree Financial Corp.:

6.68% 1/15/29                     AAA        6,680,000                       6,627,762

6.8% 6/15/27                      Aaa        823,337                         823,593

Key Auto Finance Trust:

5.83% 1/15/07                     Aaa        4,790,000                       4,679,980

6.3% 10/15/03                     A2         1,470,373                       1,460,265

Olympic Automobile                Aaa        718,515                         718,505
Receivables Trust  6.7%
3/15/02

Petroleum Enhanced Trust          Baa2       2,030,633                       2,023,019
Receivables Offering
Petroleum Trust  6.125%
2/5/03 (f)(i)

UAF Auto Grantor Trust 6.1%       Aaa        2,769,379                       2,748,609
1/15/03 (f)

WFS Financial Owner Trust         Aaa        4,430,000                       4,403,005
6.55% 10/20/04

TOTAL ASSET-BACKED SECURITIES                                                62,145,437
(Cost $63,930,865)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.1%



PRIVATE SPONSOR - 0.0%

Credit-Based Asset Servicing      Ba3        1,058,734                       503,892
and Securitization LLC
Series 1997-2 Class 2B,
7.1864% 12/29/25 (f)(h)(i)



MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY - 0.1%

Fannie Mae planned
amortization class:

Series 1999-54 Class PH, 6.5%     Aaa       $ 3,300,000                     $ 2,934,938
11/18/29

Series 1999-57 Class PH, 6.5%     Aaa        2,600,000                       2,308,313
12/25/29

TOTAL U.S. GOVERNMENT AGENCY                                                 5,243,251

TOTAL COLLATERALIZED                                                         5,747,143
MORTGAGE OBLIGATIONS
(Cost $5,862,608)

COMMERCIAL MORTGAGE
SECURITIES - 2.0%



Bankers Trust REMIC Trust         Baa3       1,000,000                       925,000
1988-1 Series 1998-S1A Class
G, 8.3161% 11/28/02 (f)(i)

Berkeley Federal Bank & Trust     -          1,900,000                       1,278,938
FSB Series 1994 Class 1B
7.3368% 8/1/24 (f)(i)

BKB Commercial Mortgage Trust     BBB        1,785,263                       1,768,178
Series 1997-C1 Class D,
7.83% 2/25/43 (f)(i)

CBM Funding Corp.:

sequential pay Series 1996-1      AA         3,000,000                       2,940,469
Class A-3PI, 7.08% 11/1/07

sequential pay Series 1996-1      A          2,320,000                       2,251,306
Class B,  7.48% 2/1/08

CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       5,730,000                       5,199,975
1/17/35

Series 1998 C1 Class D, 7.17%     BBB        5,050,000                       4,469,250
1/17/12

Series 1998-FL1 Class E,          Baa2       5,490,000                       5,407,650
6.26% 1/10/13 (f)(i)

Deutsche Mortgage & Asset         Baa2       4,260,000                       3,724,838
Receiving Corp. Series
1998-C1 Class D,  7.231%
7/15/12

Equitable Life Assurance
Society of the United States:

sequential pay Series 174         Aaa        7,680,000                       7,639,680
Class A1, 7.24% 5/15/06 (f)

Series 174:

Class B1, 7.33% 5/15/06 (f)       Aa2        3,500,000                       3,455,655

Class C-1, 7.52% 5/15/06 (f)      A2         2,300,000                       2,264,833

Class D1, 7.77% 5/15/06 (f)       Baa2       2,200,000                       2,148,080

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.1256% 4/13/39 (i)      -         $ 1,100,000                     $ 875,875

Class E, 8.1256% 4/1/39 (i)       -          1,600,000                       1,125,000

First Union-Lehman Brothers       Aa2        8,640,000                       8,070,300
Commercial Mortgage Trust
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

FMAC Loan  Receivables Trust:

Series 1997-A Class E,            -          500,000                         335,938
8.1096% 4/15/19 (f)(i)

Series 1997-B Class E,            -          750,000                         437,578
7.8912% 9/15/19 (f)(i)

GAFCO Franchisee Loan Trust       -          1,300,000                       1,040,813
Series 1998-1 Class D, 14%
6/1/16 (f)(i)

General Motors Acceptance         Ba3        750,000                         586,890
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.
II Series 1998-GLII:

Class D, 7.1905% 4/13/31          Baa2       1,470,000                       1,313,353
(f)(i)

Class E, 7.1905% 4/13/31          Baa3       4,930,000                       4,164,309
(f)(i)

Host Marriot Pool Trust 6.98%     Aaa        4,084,991                       3,996,271
8/1/15

LTC Commercial Mortgage pass      AAA        3,032,284                       2,799,283
through certificates Series
1998-1 Class A, 6.029%
5/30/30 (f)

Morgan Stanley  Capital I,
Inc.:

Series 1996-MBL1 Class E,         -          1,741,949                       1,741,949
8.5243% 5/25/21 (f)(i)

Series 1998-HF1 Class D, 7.1%     BBB        5,790,000                       5,379,272
2/15/30 (i)

Nomura Asset Securities Corp.     Baa2       4,260,000                       3,696,881
Series 1998-D6 Class A-4,
7.597% 3/17/28 (i)

Nomura Depositor Trust            -          800,000                         728,188
floater Series 1998-ST1A
Class B2, 9.6938% 1/15/03
(f)(i)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class K, 7.9% 11/15/26 (f)        -          1,473,000                       959,468

Class L, 7.9% 11/15/26 (f)        -          1,133,000                       600,490



MOODY'S RATINGS (UNAUDITED)(B)              PRINCIPAL AMOUNT                VALUE (NOTE 1)

Resolution Trust Corp.            Baa3      $ 318,186                       $ 257,731
Series 1991-M2 Class A3,
6.9066% 9/25/20 (i)

Structured Asset  Securities
Corp.:

Series 1995-C1 Class E,           BB         1,200,000                       1,060,125
7.375% 9/25/24 (f)

Series 1996 CFL Class E,          BBB        2,390,000                       2,345,654
7.75% 2/25/28

Series 1996-CFL Class G,          B+         1,000,000                       836,563
7.75% 2/25/28 (f)

Thirteen Affiliates of
General Growth Properties,
Inc.:

sequential pay Series 1 Class     Aaa        4,200,000                       3,991,764
A2, 6.602% 12/15/10 (f)

Series D-2, 6.992% 12/15/10       Baa2       4,120,000                       3,788,752
(f)

Series E-2, 7.224% 12/15/10       Baa3       2,450,000                       2,187,391
(f)

Wells Fargo Capital Markets       Aaa        2,676,825                       2,633,729
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                    98,427,419
SECURITIES
(Cost $105,234,455)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.2% (J)



Israeli State euro  6.375%        A3         3,350,000                       3,302,062
12/19/01

Korean Republic yankee:

8.75% 4/15/03                     Baa2       1,340,000                       1,379,570

8.875% 4/15/08                    Baa2       1,868,000                       1,957,533

Province of Newfoundland          Baa1       2,000,000                       2,466,000
yankee 11.625% 10/15/07

TOTAL FOREIGN GOVERNMENT AND                                                 9,105,165
GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,313,592)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter-American  Development       Aaa        4,750,000                       4,518,058
Bank yankee 6.29% 7/16/27
(Cost $4,720,123)



CERTIFICATES OF DEPOSIT - 1.4%



Bayerische Hypo-und                  13,000,000                     12,938,468
Vereinsbank AG yankee
6.3825% 5/15/00 (i)

Canadian Imperial Bank  of           11,000,000                     10,995,999
Commerce yankee  5.63%
4/13/00 (i)

Commerzbank AG yankee  5.58%         11,600,000                     11,569,621
6/12/00

CERTIFICATES OF DEPOSIT -
CONTINUED

                                    PRINCIPAL AMOUNT               VALUE (NOTE 1)

Deutsche Bank AG yankee  5.1%       $ 12,000,000                   $ 11,987,891
2/11/00

Fleet National Bank  6.305%          12,000,000                     12,003,702
5/5/00 (i)

Societe Generale, France             12,500,000                     12,484,950
yankee 5.16% 2/22/00

TOTAL CERTIFICATES OF DEPOSIT                                       71,980,631
(Cost $72,073,221)

COMMERCIAL PAPER - 1.8%



Asset Securitization Coop.           11,250,000                     11,146,934
Corp. 5.96% 3/2/00

Citibank Credit Card Master          11,000,000                     10,886,663
Trust I (Dakota Certificate
Program) 5.96% 3/9/00

Corporate Receivables Corp.          11,000,000                     10,929,031
6.15% 2/14/00

CXC, Inc. 6.03% 2/18/00              11,250,000                     11,169,644

Enterprise Funding Corp.             11,250,000                     11,209,500
yankee 6.15% 1/27/00

Finova Capital Corp.  6.4225%        13,000,000                     12,989,015
4/10/00 (i)

New Center Asset Trust  6.05%        11,000,000                     10,866,056
3/21/00

Windmill Funding Corp. yankee        11,000,000                     10,962,260
6.15% 1/26/00

TOTAL COMMERCIAL PAPER                                               90,159,103
(Cost $90,081,486)



CASH EQUIVALENTS - 2.2%

                              MATURITY AMOUNT

Investments in repurchase     $ 30,295,212                       30,286,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 3.65%,
dated 12/31/99 due 1/3/00

                              SHARES

Taxable Central Cash Fund,     77,158,125                        77,158,125
5.12% (c)

TOTAL CASH EQUIVALENTS                                          107,444,125
(Cost $107,444,125)

TOTAL INVESTMENT PORTFOLIO -                                     4,954,658,174
99.9%
(Cost $4,260,810,275)

NET OTHER ASSETS - 0.1%                                          5,944,708

NET ASSETS - 100%                                               $ 4,960,602,882


LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,564,140 or 3.1% of net assets.

(g) Security purchased on a delayed delivery or when-issued basis.

(h) Partial interest payment received on the last interest payment date.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   ACQUISITION COST

Alliance Gaming Corp.         7/28/98            $ 259,200

Goldman Sachs Group L.P.      1/25/99            $ 12,900,000
6.5025% 7/27/00

Micron Technology, Inc. 6.5%  7/15/99 - 11/1/99  $ 1,597,500
9/30/05

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        20.8%      AAA, AA, A    19.2%

Baa               6.8%       BBB           6.7%

Ba                1.3%       BB            1.9%

B                 5.3%       B             5.1%

Caa               1.2%       CCC           1.1%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.

Purchases and sales of securities, other than short-term securities, aggregated $4,271,160,399 and $4,294,454,579, respectively, of which long-term U.S. government and government agency obligations aggregated $1,401,412,857 and $1,127,467,271, respectively.

The market value of futures contracts opened and closed during the period amounted to $287,734,098 and $363,516,685, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $93,901 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $14,518,331 and 0.3% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $11,430,000. The weighted average interest rate was 5.1%.

The fund participated in the security lending program. At period end there were no loans outstanding.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $4,262,446,958. Net unrealized appreciation aggregated $692,211,216, of which $841,455,570 related to appreciated investment securities and $149,244,354 related to depreciated investment securities.

The fund hereby designates approximately $204,447,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: ASSET MANAGER PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                $ 4,954,658,174
value (including repurchase
agreements of $30,286,000)
(cost $4,260,810,275) -  See
accompanying schedule

Cash                                         16,177

Receivable for fund shares                   2,613,621
sold

Dividends receivable                         2,246,724

Interest receivable                          27,327,397

Other receivables                            124,585

 TOTAL ASSETS                                4,986,986,678

LIABILITIES

Payable for investments        $ 9,085,898
purchased Regular delivery

 Delayed delivery               8,564,848

Payable for fund shares         6,113,364
redeemed

Accrued management fee          2,143,126

Distribution fees payable       1,898

Other payables and  accrued     474,662
expenses

 TOTAL LIABILITIES                           26,383,796

NET ASSETS                                  $ 4,960,602,882

Net Assets consist of:

Paid in capital                             $ 3,744,400,943

Undistributed net investment                 163,666,159
income

Accumulated undistributed net                358,686,209
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  693,849,571
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                  $ 4,960,602,882

INITIAL CLASS: NET ASSET                     $18.67
VALUE, offering price   and
redemption price per share
 ($4,936,925,664 (divided
by)   264,372,263 shares)

SERVICE CLASS: NET ASSET                     $18.59
VALUE, offering price   and
redemption price per share
 ($23,677,218 (divided by)
1,273,914 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                               $ 37,717,264
Dividends

Interest                                         156,178,124

Security lending                                 1,300

 TOTAL INCOME                                    193,896,688

EXPENSES

Management fee                   $ 25,926,306

Transfer agent fees               3,226,198

Distribution fees - Service       14,423
Class

Accounting and security           938,579
lending fees

Non-interested trustees'          21,216
compensation

Custodian fees and expenses       108,798

Registration fees                 19,156

Audit                             46,405

Legal                             32,889

Interest                          1,619

Miscellaneous                     272,231

 Total expenses before            30,607,820
reductions

 Expense reductions               (377,290)      30,230,530

NET INVESTMENT INCOME                            163,666,158

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            362,588,171

 Foreign currency transactions    (3,601)

 Futures contracts                2,722,629      365,307,199

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (11,464,827)

 Assets and liabilities in        21
foreign currencies

 Futures contracts                (3,226,917)    (14,691,723)

NET GAIN (LOSS)                                  350,615,476

NET INCREASE (DECREASE) IN                      $ 514,281,634
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                               $ 355,082
 Expense reductions  Directed
brokerage arrangements

  Custodian credits                              22,208

                                                $ 377,290

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 163,666,158                 $ 160,471,734
income

 Net realized gain (loss)       365,307,199                   201,707,185

 Change in net unrealized       (14,691,723)                  287,626,860
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     514,281,634                   649,805,779
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (161,497,855)                 (139,636,837)
From net investment income

 From net realized gain         (204,563,949)                 (418,910,515)

 TOTAL DISTRIBUTIONS            (366,061,804)                 (558,547,352)

Share transactions - net        (98,885,126)                  420,062,178
increase (decrease)

  TOTAL INCREASE (DECREASE)     49,334,704                    511,320,605
IN NET ASSETS

NET ASSETS

 Beginning of period            4,911,268,178                 4,399,947,573

 End of period (including      $ 4,960,602,882               $ 4,911,268,178
undistributed net investment
income of $163,666,159 and
$159,730,084, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                   YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS          SHARES                        DOLLARS

Share transactions Initial   18,326,496                   $ 320,298,483     23,406,455                   $ 397,953,748
Class  Sold

  Reinvested                 21,655,706                    365,548,318      34,542,119                    558,546,057

  Redeemed                   (45,749,338)                  (801,281,286)    (32,078,907)                  (541,870,122)

  Net increase (decrease)    (5,767,136)                  $ (115,434,485)   25,869,667                   $ 414,629,683

 Service Class  Sold         1,054,578                    $ 18,334,058      330,869                      $ 5,609,677

  Reinvestment               30,528                        513,486          80                            1,295

  Redeemed                   (131,705)                     (2,298,185)      (11,004)                      (178,477)

  Net increase (decrease)    953,401                      $ 16,549,359      319,945                      $ 5,432,495

Distributions From net                                    $ 161,271,317                                  $ 139,636,513
investment income  Initial
Class

  Service Class                                            226,538                                        324

  Total                                                   $ 161,497,855                                  $ 139,636,837

 From net realized gain                                   $ 204,277,001                                  $ 418,909,543
Initial Class

  Service Class                                            286,948                                        972

  Total                                                   $ 204,563,949                                  $ 418,910,515

                                                          $ 366,061,804                                  $ 558,547,352



FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.16      $ 18.01      $ 16.93      $ 15.79      $ 13.79
period

Income from Investment
Operations

Net investment income             .59 D        .59 D        .57 D        .63          .30

Net realized and unrealized       1.28         1.84         2.58         1.55         1.99
gain (loss)

Total from investment             1.87         2.43         3.15         2.18         2.29
operations

Less Distributions

From net investment income        (.60)        (.57)        (.59)        (.57)        (.29)

From net realized gain            (.76)        (1.71)       (1.48)       (.47)        -

 Total distributions              (1.36)       (2.28)       (2.07)       (1.04)       (.29)

Net asset value, end of period   $ 18.67      $ 18.16      $ 18.01      $ 16.93      $ 15.79

TOTAL RETURN B, C                 11.09%       15.05%       20.65%       14.60%       16.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,936,926  $ 4,905,468  $ 4,399,937  $ 3,641,194  $ 3,332,844
(000 omitted)

Ratio of expenses to average      .63%         .64%         .65%         .74%         .81%
net assets

Ratio of expenses to average      .62% F       .63% F       .64% F       .73% F       .79% F
net assets after expense
reductions

Ratio of net investment           3.36%        3.46%        3.43%        3.60%        3.54%
income to average net assets

Portfolio turnover                94%          113%         101%         168%         256%


FINANCIAL HIGHLIGHTS - SERVICE CLASS

YEARS ENDED DECEMBER 31,         1999      1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 18.10   $ 17.99  $ 17.60
period

Income from Investment
Operations

Net investment income D           .56       .57      .10

Net realized and unrealized       1.29      1.82     .29
gain (loss)

Total from investment             1.85      2.39     .39
operations

Less Distributions

From net investment income        (.60)     (.57)    -

From net realized gain            (.76)     (1.71)   -

Total distributions               (1.36)    (2.28)   -

Net asset value, end of period   $ 18.59   $ 18.10  $ 17.99

TOTAL RETURN B, C                 11.01%    14.82%   2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 23,677  $ 5,801  $ 10
(000 omitted)

Ratio of expenses to average      .74%      .78%     .75% A
net assets

Ratio of expenses to average      .73% F    .77% F   .75% A
net assets after expense
reductions

Ratio of net investment           3.25%     3.49%    3.52% A
income to average net assets

Portfolio turnover                94%       113%     101%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Asset Manager Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Asset Manager Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of the fund. The Service Class
2 shares will be subject to an annual distribution and service fee of
 .25% of the class' average net assets. These shares are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures contracts, foreign currency transactions, non-taxable dividends, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of the funds schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .53% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for the Service Class (the Plan) of shares. Under the Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. This fee is based on an annual rate of .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $14,423, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit and/or cash against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

8. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 18% of the outstanding shares of the fund. In addition, one unaffiliated insurance companies were each record owners of 23% of the total outstanding shares of the fund.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and
Shareholders of Asset Manager Portfolio:

We have audited the accompanying statement of assets and liabilities of Asset Manager Portfolio (the Fund), one of the funds of the Variable Insurance Products II (the Trust) including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Manager Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

DISTRIBUTIONS

The Board of Trustees of Asset Manager Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS

Initial Class 2/4/00   2/4/00       $0.59     $1.39
Service Class 2/4/00   2/4/00       $0.58     $1.39
Service Class 2 2/4/00 2/4/00       $0.58     $1.39

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 10.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 23% of the dividends distributed by the Initial Class and Service Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan
Fidelity Investments Money Management, Inc.,
 Merrimack, NH

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Richard C. Habermann, VICE PRESIDENT
Charles S. Morrison II, VICE PRESIDENT
John Todd, VICE PRESIDENT
Steven J. Snider, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
The Chase Manhattan Bank
New York, NY




(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY(registered trademark)
VARIABLE INSURANCE PRODUCTS:
CONTRAFUND  (registered trademark)
PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT            3   A review of what happened in
                                  world markets during the
                                  past 12 months.

PERFORMANCE AND INVESTMENT    4   How the fund has done over
SUMMARY                           time, and an overview of the
                                  fund's investments at the
                                  end of the period.

FUND TALK                     5   The manager's review of fund
                                  performance, strategy  and
                                  outlook.

INVESTMENTS                   6   A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          14  Statements of assets and
                                  liabilities, operations, and
                                   changes in net assets, as
                                  well as financial highlights.

NOTES                         17  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  20  The auditors' opinion.

DISTRIBUTIONS                 21

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company. This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  LIFE OF FUND
1999

Fidelity VIP: Contrafund -      24.25%       27.73%
"initial class"

S&P 500 (registered trademark)  21.04%       28.59%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
             VIP II Contrafund           S&P 500
             00158                       SP001
  1995/01/03      10000.00                    10000.00
  1995/01/31       9870.00                    10261.28
  1995/02/28      10370.00                    10661.16
  1995/03/31      10890.00                    10975.77
  1995/04/30      11480.00                    11299.00
  1995/05/31      11730.00                    11750.63
  1995/06/30      12490.00                    12023.59
  1995/07/31      13470.00                    12422.30
  1995/08/31      13640.00                    12453.48
  1995/09/30      13940.00                    12979.01
  1995/10/31      13650.00                    12932.68
  1995/11/30      13900.00                    13500.42
  1995/12/31      13971.98                    13760.44
  1996/01/31      14073.30                    14228.85
  1996/02/29      14124.25                    14360.75
  1996/03/31      14584.49                    14499.04
  1996/04/30      15065.18                    14712.76
  1996/05/31      15239.05                    15092.20
  1996/06/30      15116.32                    15149.70
  1996/07/31      14410.62                    14480.39
  1996/08/31      14962.90                    14785.78
  1996/09/30      15597.01                    15617.92
  1996/10/31      16077.71                    16048.66
  1996/11/30      17039.10                    17261.78
  1996/12/31      16936.82                    16919.83
  1997/01/31      17591.38                    17976.98
  1997/02/28      17103.08                    18117.92
  1997/03/31      16660.22                    17373.45
  1997/04/30      17060.91                    18410.65
  1997/05/31      18115.35                    19531.49
  1997/06/30      18906.18                    20406.50
  1997/07/31      20530.03                    22030.24
  1997/08/31      19950.08                    20796.11
  1997/09/30      21299.77                    21935.11
  1997/10/31      20656.56                    21202.48
  1997/11/30      20646.02                    22183.94
  1997/12/31      21025.62                    22564.84
  1998/01/31      21004.53                    22814.41
  1998/02/28      22531.76                    24459.78
  1998/03/31      23627.59                    25712.37
  1998/04/30      23851.23                    25971.03
  1998/05/31      23292.13                    25524.59
  1998/06/30      24544.52                    26561.40
  1998/07/31      24578.06                    26278.52
  1998/08/31      20899.18                    22479.17
  1998/09/30      22118.02                    23919.19
  1998/10/31      22844.85                    25864.77
  1998/11/30      24365.61                    27432.44
  1998/12/31      27328.84                    29013.09
  1999/01/31      28894.32                    30226.42
  1999/02/28      27829.69                    29286.98
  1999/03/31      28819.87                    30458.76
  1999/04/30      29437.27                    31638.42
  1999/05/31      28843.17                    30891.44
  1999/06/30      30404.14                    32605.92
  1999/07/31      29903.23                    31587.96
  1999/08/31      29029.55                    31431.60
  1999/09/30      28936.36                    30570.06
  1999/10/31      29996.43                    32504.53
  1999/11/30      31184.63                    33165.35
  1999/12/31      33957.12                    35118.79
IMATRL PRASUN   SHR__CHT 19991231 20000114 110425 R00000000000063

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $33,957 - a 239.57% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $35,119 - a 251.19% increase.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

McDonald's Corp.                3.6

Time Warner, Inc.               2.9

Microsoft Corp.                 2.5

Cisco Systems, Inc.             2.5

Vodafone AirTouch PLC             2.0
sponsored ADR

                                 13.5

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

TECHNOLOGY                      24.5

MEDIA & LEISURE                 15.5

UTILITIES                       13.9

FINANCE                         9.6

HEALTH                          5.7

ASSET ALLOCATION AS OF
DECEMBER 31, 1999*

% OF FUND'S NET ASSETS

                        Stocks and  equity futures
                        94.9%

                        Bonds 2.3%

                        Short-Term  Investments and
                        Net Other Assets 2.8%


Row: 1, Col: 1, Value: 94.90000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8
* FOREIGN INVESTMENTS  16.7%

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Will Danoff)

An interview with
Will Danoff,
Portfolio Manager
of Contrafund Portfolio

Q. HOW DID THE FUND PERFORM, WILL?

A. The fund performed well for the 12 months that ended December 31, 1999, posting a higher return than the Standard & Poor's 500 Index, which returned 21.04%.

Q. WHAT FACTORS HELPED THE FUND BEAT ITS BENCHMARK?

A. The fund was able to participate in the technology rally during 1999, and also received strong returns from its holdings in the media and leisure and the telecommunications groups. A de-emphasis on health and finance stocks also helped performance, as those groups endured a very challenging year.

Q. WHAT WAS YOUR STRATEGY WITHIN THE TECHNOLOGY SECTOR DURING THE
PERIOD?

A. The sector exploded during the second half of the year, as global Internet traffic and wireless phone usage surged, and the global economy strengthened. Technology earnings growth accelerated to 28% in 1999, up from less than 10% in 1998 and 1997, and vastly better than the rest of the market's 7% growth rate. I chose to emphasize global networking and software leaders such as Cisco Systems and Microsoft, both of which were very profitable and continued to grow by more than 30% annually. Both companies were top-5 positions at the end of the period and helped performance significantly in 1999.

Q. HOW ABOUT MEDIA AND LEISURE AND TELECOMMUNICATIONS STOCKS?

A. The immense popularity of the Internet filtered into these sectors as well. As the Web grows and enables faster and more convenient distribution of content, traditional media companies should become more valuable. As such, the fund held considerable stakes in leading media companies such as Time Warner, CBS and Viacom, and each performed well. The telecommunications group, meanwhile, benefited from the continued growth in wireless usage, as well as from the huge increase in data traffic - primarily Internet-related - throughout the global telephony network. Worldwide wireless subscribers grew 50% in 1999, and are expected to sustain that growth rate going forward. Data traffic accounts for more than 50% of global traffic already, and is doubling every year. The fund benefited from its investments in Nokia, Motorola and Ericsson, the leading cell phone and wireless infrastructure manufacturers in the world.

Q. DID YOU FOLLOW ANY "OUT OF FAVOR" THEMES DURING THE PERIOD?

A. I increased the fund's Japanese holdings. Entering 1999, Japan had endured a very challenging economic environment. The Nikkei 225 Index peaked at 38,900 in December 1989, and was below 15,000 at the beginning of the period as an ongoing recession crushed corporate profits throughout the 1990s. But by last summer, Japanese companies were trading at half the cash-flow valuations of their U.S. counterparts, Japan's central bank had shifted toward easier monetary policies and Japanese firms were cutting costs aggressively and taking other shareholder-friendly actions. As a result, earnings rebounded throughout 1999 and share prices followed. The fund's positions in Japanese brokers and selected technology companies performed well as a result.

Q. WHERE DID THE FUND'S DISAPPOINTMENTS LIE?

A. The global economy, and particularly the U.S. economy, were much stronger than expected in 1999. I had anticipated faster economic growth, and should have positioned the fund more aggressively with a higher weighting in technology and even lower weightings in defensive areas such as drug, grocery-store and financial stocks. The fund's positions in such steady "defensive" growers as CVS, Safeway and Associates First Capital detracted from performance as the market paid virtually any price in 1999 for accelerating earnings growth, and discarded these steady growers regardless of their low share prices.

Q. WHAT'S YOUR OUTLOOK?

A. I'm concerned about the recent interest-rate tightenings by the U.S. Federal Reserve. With unemployment levels at 30-year lows, the risk of accelerating wage inflation is rising. Higher interest rates should slow the economy and could squeeze corporate profit growth, particularly in the second half of 2000. I expect earnings growth to slow in 2000, and am worried that profits could disappoint even with those expectations. Thus, the fund is positioned more cautiously on economically sensitive sectors than it was a year ago. The fund remains underweighted in technology relative to the S&P 500, and I believe I will find better buying opportunities in the future.

FUND FACTS

GOAL: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

START DATE: January 3, 1995

SIZE: as of December 31, 1999, more than $9.7 billion

MANAGER: Will Danoff, since inception;
joined Fidelity in 1986
(checkmark)

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 94.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

Alliant Techsystems, Inc. (a)     83,100                     $ 5,178,169

Boeing Co.                        660,330                     27,444,966

Bombardier, Inc. Class B          366,900                     7,519,586

United Technologies Corp.         241,001                     15,665,065

                                                              55,807,786

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 0.7%

Aventis SA (Germany)              260,982                     15,230,449

Avery Dennison Corp.              122,600                     8,934,475

Geon Co.                          232,700                     7,562,750

H. B. Fuller Co.                  86,463                      4,836,524

Spartech Corp.                    115,600                     3,728,100

Union Carbide Corp.               187,200                     12,495,600

Valspar Corp.                     281,800                     11,800,375

                                                              64,588,273

IRON & STEEL - 0.0%

Cordant Technologies, Inc.        53,800                      1,775,400

METALS & MINING - 0.8%

Alcoa, Inc.                       390,600                     32,419,800

Inco Ltd.                         85,400                      1,983,438

Inco Ltd. Class VBN Shares        45,500                      404,144

Rio Tinto PLC (Reg.)              1,049,608                   25,365,535

The Broken Hill Proprietary       1,664,538                   21,873,123
Co. Ltd.

                                                              82,046,040

PACKAGING & CONTAINERS - 0.2%

Corning, Inc.                     115,100                     14,840,706

PAPER & FOREST PRODUCTS - 0.9%

Bowater, Inc.                     186,300                     10,118,419

Champion International Corp.      523,200                     32,405,700

Georgia-Pacific Corp.             187,200                     9,500,400

Kimberly-Clark Corp.              101,300                     6,609,825

Temple-Inland, Inc.               35,000                      2,307,813

Weyerhaeuser Co.                  365,000                     26,211,563

Willamette Industries, Inc.       12,200                      566,538

                                                              87,720,258

TOTAL BASIC INDUSTRIES                                        250,970,677

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              417,100                     13,790,369

Masco Corp.                       170,900                     4,336,588

                                                              18,126,957

CONSTRUCTION - 0.1%

Ashtead Group PLC                 24,700                      67,078

Jacobs Engineering Group,         214,030                     6,955,975
Inc. (a)

                                                              7,023,053

ENGINEERING - 0.1%

PerkinElmer, Inc.                 315,200                     13,139,900



                                 SHARES                      VALUE (NOTE 1)

REAL ESTATE - 0.0%

ResortQuest International,        192,100                    $ 804,419
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    373,500                     9,197,438

Equity Residential Properties     35,400                      1,511,138
Trust (SBI)

Glenborough Realty Trust,         213,600                     2,856,900
Inc.

                                                              13,565,476

TOTAL CONSTRUCTION & REAL                                     52,659,805
ESTATE

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Danaher Corp.                     734,022                     35,416,562

Gentex Corp. (a)                  176,600                     4,900,650

Midas, Inc.                       333,300                     7,290,938

PACCAR, Inc.                      39,900                      1,768,069

SPX Corp. (a)                     1,051,341                   84,961,495

Toyota Motor Corp.                184,000                     8,911,938

TRW, Inc.                         289,900                     15,056,681

                                                              158,306,333

CONSUMER DURABLES - 0.1%

Blyth Industries, Inc. (a)        69,000                      1,694,813

Boyds Collection, Ltd.            451,600                     3,132,975

Minnesota Mining &                25,100                      2,456,663
Manufacturing Co.

                                                              7,284,451

CONSUMER ELECTRONICS - 0.8%

Harman International              256,200                     14,379,225
Industries, Inc.

Matsushita Electric               99,000                      2,762,100
Industrial Co. Ltd.

Sony Corp.                        221,700                     63,129,076

                                                              80,270,401

HOME FURNISHINGS - 0.2%

Linens'n Things, Inc. (a)         582,100                     17,244,713

Restoration Hardware, Inc. (a)    102,200                     696,238

The Bombay Company, Inc. (a)      602,500                     2,711,250

                                                              20,652,201

TEXTILES & APPAREL - 0.4%

Delta Woodside Industries         88,700                      166,313

Jones Apparel Group, Inc. (a)     375,126                     10,175,293

Pacific Sunwear of                214,900                     6,849,938
California, Inc. (a)

Quiksilver, Inc. (a)              187,100                     2,900,050

Tommy Hilfiger (a)                725,000                     16,901,563

Warnaco Group, Inc. Class A       355,300                     4,374,631

                                                              41,367,788

TOTAL DURABLES                                                307,881,174

ENERGY - 5.0%

ENERGY SERVICES - 0.2%

BJ Services Co. (a)               42,200                      1,764,488

ENSCO International, Inc.         14,600                      333,975

Global Marine, Inc. (a)           196,900                     3,273,463

Halliburton Co.                   12,800                      515,200

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Hanover Compressor Co. (a)        53,500                     $ 2,019,625

Schlumberger Ltd.                 64,000                      3,600,000

Smith International, Inc. (a)     7,900                       392,531

Tidewater, Inc.                   30,700                      1,105,200

Transocean Sedco Forex, Inc.      12,390                      417,388

                                                              13,421,870

OIL & GAS - 4.8%

Amerada Hess Corp.                141,200                     8,013,100

Anadarko Petroleum Corp.          135,300                     4,617,113

Atlantic Richfield Co.            252,600                     21,849,900

BP Amoco PLC sponsored ADR        2,593,932                   153,852,592

Canadian Natural Resources        69,170                      1,685,382
Ltd. (a)

Exxon Mobil Corp.                 2,244,571                   180,828,251

Rio Alto Exploration Ltd. (a)     113,900                     1,606,110

Royal Dutch Petroleum Co. (NY     840,700                     50,809,806
Registry Gilder 1.25)

Suncor Energy, Inc.               162,200                     6,771,881

Total Fina SA sponsored ADR       437,223                     30,277,693

Vastar Resources, Inc.            181,200                     10,690,800

                                                              471,002,628

TOTAL ENERGY                                                  484,424,498

FINANCE - 9.6%

BANKS - 2.2%

Bank of New York Co., Inc.        1,345,000                   53,800,000

Chase Manhattan Corp.             411,300                     31,952,869

Fifth Third Bancorp               50,200                      3,683,425

First Security Corp.              63,600                      1,623,788

FleetBoston Financial Corp.       262,228                     9,128,812

HSBC Holdings PLC (United K       1,576,509                   22,504,673
(Reg.)

Lloyds TSB Group PLC              963,600                     12,064,072

M&T Bank Corp.                    7,690                       3,185,583

Marshall & Ilsley Corp.           94,200                      5,916,938

Mellon Financial Corp.            319,900                     10,896,594

Northern Trust Corp.              147,700                     7,828,100

Toronto Dominion Bank             350,500                     9,388,177

Wells Fargo & Co.                 1,083,900                   43,830,206

Zions Bancorp                     64,800                      3,835,350

                                                              219,638,587

CREDIT & OTHER FINANCE - 2.6%

American Express Co.              487,500                     81,046,875

Associates First Capital          3,566,304                   97,850,466
Corp. Class A

Citigroup, Inc.                   1,262,100                   70,125,431

Household International, Inc.     283,500                     10,560,375

                                                              259,583,147

FEDERAL SPONSORED CREDIT - 1.2%

Fannie Mae                        1,379,900                   86,157,506



                                 SHARES                      VALUE (NOTE 1)

Freddie Mac                       396,200                    $ 18,646,163

SLM Holding Corp.                 210,700                     8,902,075

                                                              113,705,744

INSURANCE - 1.9%

AFLAC, Inc.                       309,600                     14,609,250

Allstate Corp.                    185,200                     4,444,800

Ambac Financial Group, Inc.       55,500                      2,896,406

American General Corp.            220,100                     16,700,088

American International Group,     732,056                     79,153,555
Inc.

Berkshire Hathaway, Inc.          584                         32,762,400
Class A (a)

Canada Life Financial Corp.       169,200                     2,613,963
(a)

CIGNA Corp.                       43,900                      3,536,694

Marsh & McLennan Companies,       138,400                     13,243,150
Inc.

Mutual Risk Management Ltd.       462,000                     7,767,375

RenaissanceRe Holdings Ltd.       112,000                     4,578,000

Zenith National Insurance         127,700                     2,633,813
Corp.

                                                              184,939,494

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       1,049,100                   35,144,850

SECURITIES INDUSTRY - 1.3%

Daiwa Securities Co. Ltd.         4,107,000                   64,257,271

Nikko Securities Co. Ltd.         2,916,000                   36,892,251

Nomura Securities Co. Ltd.        1,268,000                   22,890,998

                                                              124,040,520

TOTAL FINANCE                                                 937,052,342

HEALTH - 5.7%

DRUGS & PHARMACEUTICALS - 4.5%

Allergan, Inc.                    923,100                     45,924,225

Amgen, Inc. (a)                   611,400                     36,722,213

AstraZeneca Group PLC             85,300                      3,561,274
(United Kingdom)

Biogen, Inc. (a)                  268,500                     22,688,250

Biovail Corp. International       23,700                      2,211,585
(a)

Bristol-Myers Squibb Co.          393,500                     25,257,781

Cephalon, Inc. (a)                49,200                      1,700,475

Chiron Corp. (a)                  16,900                      716,138

Eli Lilly & Co.                   480,900                     31,979,850

Genentech, Inc.                   286,460                     38,528,870

Human Genome Sciences, Inc.       36,600                      5,586,075
(a)

IDEC Pharmaceuticals Corp. (a)    92,300                      9,068,475

Immunex Corp. (a)                 838,790                     91,847,505

Jones Pharma, Inc.                19,300                      838,344

Medimmune, Inc. (a)               169,680                     28,145,670

Merck & Co., Inc.                 309,300                     20,742,431

Pfizer, Inc.                      74,500                      2,416,594

QLT PhotoTherapeutics, Inc.       142,800                     8,390,129
(a)

Schering-Plough Corp.             612,100                     25,822,969

Warner-Lambert Co.                497,545                     40,767,593

                                                              442,916,446

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- 0.9%

Baxter International, Inc.        52,900                     $ 3,322,781

Becton, Dickinson & Co.           251,200                     6,719,600

Biomet, Inc.                      166,900                     6,676,000

Boston Scientific Corp. (a)       26,600                      581,875

C. R. Bard, Inc.                  161,700                     8,570,100

Cardinal Health, Inc.             64,455                      3,085,783

Guidant Corp.                     235,900                     11,087,300

Haemonetics Corp. (a)             47,500                      1,131,094

Medtronic, Inc.                   335,800                     12,235,713

Patterson Dental Co. (a)          255,400                     10,886,425

Perrigo Co. (a)                   249,100                     1,992,800

Smith & Nephew PLC                1,482,522                   4,984,713

Stryker Corp.                     89,900                      6,259,288

Sybron International, Inc. (a)    256,100                     6,322,469

Varian Medical Systems, Inc.      254,600                     7,590,263

                                                              91,446,204

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Columbia/HCA Healthcare Corp.     573,600                     16,813,650

Health Management Associates,     187,900                     2,513,163
Inc. Class A (a)

United HealthCare Corp.           98,000                      5,206,250

                                                              24,533,063

TOTAL HEALTH                                                  558,895,713

HOLDING COMPANIES - 0.0%

PartnerRe Ltd.                    42,600                      1,381,838

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

ELECTRICAL EQUIPMENT - 1.5%

Adtran, Inc. (a)                  114,700                     5,899,881

Allen Telecom, Inc. (a)           519,500                     6,006,719

Anixter International, Inc.       159,100                     3,281,438
(a)

C&D Technologies, Inc.            3,900                       165,750

Cymer, Inc. (a)                   17,100                      786,600

General Instrument Corp. (a)      154,400                     13,124,000

Hutchison Whampoa Ltd.            1,615,000                   23,493,177

L-3 Communications Holdings,      77,800                      3,238,425
Inc. (a)

Loral Space & Communications      1,207,833                   29,365,440
Ltd. (a)

Mitsubishi Electric Corp.         335,000                     2,163,405

Rayovac Corp. (a)                 555,250                     10,480,344

Roper Industries, Inc.            176,000                     6,655,000

Siemens AG                        339,800                     43,428,632

                                                              148,088,811

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Exide Corp.                       100                         831

ITT Industries, Inc.              314,000                     10,499,375

Kennametal, Inc.                  36,100                      1,213,863

Mettler-Toledo International,     164,000                     6,262,750
Inc. (a)

MSC Industrial Direct, Inc.       228,000                     3,021,000
(a)



                                 SHARES                      VALUE (NOTE 1)

Sandvik AB Series B               156,900                    $ 5,037,127

Terex Corp. (a)                   127,400                     3,535,350

                                                              29,570,296

TOTAL INDUSTRIAL MACHINERY &                                  177,659,107
EQUIPMENT

MEDIA & LEISURE - 15.5%

BROADCASTING - 8.4%

American Tower Corp. Class A      1,436,950                   43,916,784
(a)

Asia Satellite                    300                         10,500
Telecommunications Holdings
Ltd. sponsored ADR

AT&T Corp.:

( Liberty Media Group Class A     1,089,908                   61,852,279
(a))

( Liberty Media Group Class B     1,700                       116,875
(a))

Capital Radio PLC                 213,884                     5,186,152

CBS Corp. (a)                     2,612,412                   167,031,092

Charter Communications, Inc.      355,000                     7,765,625

Citadel Communications Corp.      100,500                     6,519,938
(a)

Comcast Corp.:

Class A                           48,500                      2,321,938

Class A (special)                 1,432,700                   72,440,894

Cox Communications, Inc.          408,800                     21,053,200
Class A (a)

EchoStar Communications Corp.     57,100                      5,567,250
 Class A (a)

Entercom Communications Corp.     28,600                      1,887,600

Grupo Televisa SA de CV           35,300                      2,409,225
sponsored ADR (a)

Infinity Broadcasting Corp.       2,192,160                   79,328,790
Class A

NTL, Inc. (a)                     44,000                      5,489,000

Primacom AG                       54,476                      3,508,603

SBS Broadcasting SA (a)           247,000                     12,025,813

TCI Satellite Entertainment,      34,400                      550,400
Inc.  Class A (a)

Television Francaise 1 SA         16,105                      8,427,779

Time Warner, Inc.                 3,885,303                   281,441,636

TV Azteca SA de CV sponsored      43,100                      387,900
ADR

United Pan-Europe                 221,800                     28,347,471
Communications NV

UnitedGlobalCom, Inc. (a)         35,400                      2,500,125

Univision Communications,         10,500                      1,072,969
Inc.  Class A (a)

                                                              821,159,838

ENTERTAINMENT - 2.2%

Park Place Entertainment          246,800                     3,085,000
Corp.

Premier Parks, Inc. (a)           1,029,300                   29,721,038

SFX Entertainment, Inc. Class     56,800                      2,055,450
A (a)

Viacom, Inc.:

Class A (a)                       671,400                     40,577,738

Class B (non-vtg.) (a)            2,268,900                   137,126,644

                                                              212,565,870

LEISURE DURABLES & TOYS - 0.2%

Callaway Golf Co.                 200,600                     3,548,113

Harley-Davidson, Inc.             321,700                     20,608,906

                                                              24,157,019

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.0%

Dover Downs Entertainment,        133,200                    $ 2,497,500
Inc.

PUBLISHING - 0.6%

Harte Hanks Communications,       411,600                     8,952,300
Inc.

McGraw-Hill Companies, Inc.       89,200                      5,496,950

Meredith Corp.                    50,600                      2,109,388

Reader's Digest Association,      820,940                     24,012,495
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              72,700                      4,521,031

The New York Times Co. Class A    31,500                      1,547,438

Tribune Co.                       302,243                     16,642,255

                                                              63,281,857

RESTAURANTS - 4.1%

Brinker International, Inc.       313,500                     7,524,000
(a)

CEC Entertainment, Inc. (a)       232,400                     6,594,350

McDonald's Corp.                  8,849,500                   356,745,433

Outback Steakhouse, Inc. (a)      254,550                     6,602,391

Papa John's International,        189,600                     4,941,450
Inc. (a)

Pizzaexpress PLC                  316,100                     3,742,897

PJ America, Inc. (a)(c)           581,700                     9,016,350

Ryan's Family Steak Houses,       188,500                     1,602,250
Inc. (a)

                                                              396,769,121

TOTAL MEDIA & LEISURE                                         1,520,431,205

NONDURABLES - 2.0%

BEVERAGES - 0.1%

Allied Domecq PLC                 1,190,876                   5,890,656

FOODS - 1.2%

American Italian Pasta Co.        31,500                      968,625
Class A (a)

Ben & Jerry's Homemade, Inc.      239,400                     5,955,075
Class A (a)

Booker PLC                        1,866,889                   3,530,856

Earthgrains Co.                   742,600                     11,974,425

General Mills, Inc.               294,800                     10,539,100

H. J. Heinz Co.                   7,500                       298,594

Keebler Foods Co. (a)             768,900                     21,625,313

Kellogg Co.                       334,900                     10,319,106

Quaker Oats Co.                   494,300                     32,438,438

Sysco Corp.                       382,500                     15,132,656

                                                              112,782,188

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               563,200                     18,585,600

Colgate-Palmolive Co.             603,000                     39,195,000

Dial Corp.                        382,700                     9,304,394



                                 SHARES                      VALUE (NOTE 1)

Playtex Products, Inc. (a)        323,000                    $ 4,966,125

Yankee Candle Co., Inc.           84,800                      1,383,300

                                                              73,434,419

TOTAL NONDURABLES                                             192,107,263

PRECIOUS METALS - 0.8%

Anglogold Ltd.                    36,400                      1,874,622

Barrick Gold Corp.                1,874,260                   33,360,196

Franco Nevada Mining Corp.        921,964                     14,115,921
Ltd.

Newmont Mining Corp.              25,900                      634,550

Placer Dome, Inc.                 1,490,045                   16,015,898

Stillwater Mining Co. (a)         348,900                     11,121,188

                                                              77,122,375

RETAIL & WHOLESALE - 5.4%

APPAREL STORES - 0.6%

Abercrombie & Fitch Co. Class     12,500                      333,594
A (a)

AnnTaylor Stores Corp. (a)        73,200                      2,520,825

Charlotte Russe Holding, Inc.     6,800                       142,800

Charming Shoppes, Inc. (a)        1,479,600                   9,802,350

Claire's Stores, Inc.             356,500                     7,976,688

Gap, Inc.                         132,287                     6,085,202

Talbots, Inc.                     158,800                     7,086,450

The Limited, Inc.                 164,500                     7,124,906

TJX Companies, Inc.               763,900                     15,612,206

Urban Outfitters, Inc. (a)        48,200                      1,403,825

                                                              58,088,846

DRUG STORES - 1.5%

CVS Corp.                         3,663,002                   146,291,142

Walgreen Co.                      195,200                     5,709,600

                                                              152,000,742

GENERAL MERCHANDISE STORES -
0.5%

99 Cents Only Stores (a)          23,100                      883,575

Costco Wholesale Corp. (a)        313,800                     28,634,250

Dollar Tree Stores, Inc. (a)      42,800                      2,073,125

Hot Topic, Inc. (a)               46,000                      1,069,500

Ito-Yokado Co. Ltd.               128,000                     13,902,153

Tuesday Morning Corp. (a)         188,600                     3,477,313

Wal-Mart Stores, Inc.             5,900                       407,838

                                                              50,447,754

GROCERY STORES - 0.5%

Fleming Companies, Inc.           477,959                     4,899,080

Loblaw Companies Ltd.             61,900                      1,501,825

Safeway, Inc. (a)                 786,450                     27,968,128

U.S. Foodservice (a)              788,600                     13,209,050

                                                              47,578,083

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Bed Bath & Beyond, Inc. (a)       814,700                     28,310,825

Best Buy Co., Inc. (a)            17,200                      863,225

Boots Co. PLC                     344,155                     3,349,086

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Circuit City Stores, Inc. -       155,000                    $ 6,984,688
Circuit City Group

Good Guys, Inc. (a)               266,700                     2,483,644

Guitar Center, Inc. (a)           147,400                     1,483,213

Home Depot, Inc.                  2,185,990                   149,876,939

Intimate Brands, Inc. Class A     3,600                       155,250

Office Depot, Inc. (a)            1,437,000                   15,717,188

Staples, Inc. (a)                 220,550                     4,576,413

Sunglass Hut International,       802,800                     9,031,500
Inc. (a)

                                                              222,831,971

TOTAL RETAIL & WHOLESALE                                      530,947,396

SERVICES - 2.8%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             99,400                      25,154,413

Interpublic Group of              947,700                     54,670,444
Companies, Inc.

Lamar Advertising Co. Class A     465,800                     28,210,013
(a)

Omnicom Group, Inc.               5,100                       510,000

TMP Worldwide, Inc. (a)           107,000                     15,194,000

WPP Group PLC                     815,840                     12,937,481

Young & Rubicam, Inc.             670,400                     47,430,800

                                                              184,107,151

LEASING & RENTAL - 0.0%

Blockbuster, Inc. Class A         251,900                     3,369,163

PRINTING - 0.0%

Reynolds & Reynolds Co. Class     92,600                      2,083,500
A

SERVICES - 0.9%

ACNielsen Corp. (a)               375,400                     9,244,225

Carlisle Holdings Ltd. (a)        205,500                     2,466,000

Catalina Marketing Corp. (a)      75,900                      8,785,425

Cendant Corp. (a)                 119,500                     3,174,219

CheckFree Holdings Corp. (a)      49,000                      5,120,500

Convergys Corp. (a)               8,500                       261,375

FYI, Inc. (a)                     63,800                      2,169,200

Gartner Group, Inc. Class B       441,543                     6,098,813
(a)

H&R Block, Inc.                   234,800                     10,272,500

NOVA Corp. (a)                    153,700                     4,851,156

Professional Detailing, Inc.      9,500                       284,406
(a)

Robert Half International,        126,300                     3,607,444
Inc. (a)

Teletech Holdings, Inc. (a)       43,000                      1,449,234

Viad Corp.                        885,612                     24,686,435

                                                              82,470,932

TOTAL SERVICES                                                272,030,746

TECHNOLOGY - 24.5%

COMMUNICATIONS EQUIPMENT - 5.1%

ADC Telecommunications, Inc.      530,200                     38,472,638
(a)

Advanced Fibre                    110,000                     4,915,625
Communications, Inc. (a)

AudioCodes Ltd.                   51,100                      4,701,200



                                 SHARES                      VALUE (NOTE 1)

Cisco Systems, Inc. (a)           2,263,100                  $ 242,434,588

Ditech Communications Corp.       7,400                       691,900

Efficient Networks, Inc.          3,287                       223,516

Globalstar Telecommunications     149,600                     6,582,400
Ltd. (a)

InterVoice, Inc. (a)              18,500                      430,125

Lucent Technologies, Inc.         695,700                     52,047,056

Marconi PLC                       620,300                     10,984,742

Metricom, Inc. (a)                56,400                      4,434,450

NEC Corp.                         180,000                     4,288,650

Nokia AB sponsored ADR            250,500                     47,595,000

Nortel Networks Corp.             229,080                     23,094,849

Telefonaktiebolaget LM            278,900                     18,320,244
Ericsson sponsored ADR

Tellabs, Inc. (a)                 520,700                     33,422,431

Terayon Communication             10,300                      646,969
Systems, Inc. (a)

Xircom, Inc. (a)                  78,400                      5,880,000

                                                              499,166,383

COMPUTER SERVICES & SOFTWARE
- 10.4%

24/7 Media, Inc. (a)              64,200                      3,611,250

Adobe Systems, Inc.               329,700                     22,172,325

Affymetrix, Inc. (a)              28,700                      4,870,031

Akamai Technologies, Inc.         9,400                       3,079,675

Amdocs Ltd. (a)                   449,700                     15,514,650

America Online, Inc. (a)          789,600                     59,565,450

Ariba, Inc.                       2,600                       461,175

Automatic Data Processing,        1,564,700                   84,298,213
Inc.

AVT Corp. (a)                     8,000                       376,000

BEA Systems, Inc. (a)             87,900                      6,147,506

Bell & Howell Co. (a)             85,800                      2,729,513

Black Box Corp. (a)               14,500                      971,500

BMC Software, Inc. (a)            46,000                      3,677,125

BroadVision, Inc. (a)             43,500                      7,397,719

Cambridge Technology              260,800                     6,846,000
Partners, Inc. (a)

Ceridian Corp. (a)                1,431,920                   30,875,775

Computer Sciences Corp. (a)       531,800                     50,321,575

Covad Communications Group,       135,650                     7,587,922
Inc.

Dendrite International, Inc.      47,950                      1,624,306
(a)

DSET Corp. (a)                    53,700                      2,007,038

DST Systems, Inc. (a)             71,000                      5,418,188

Electronic Data Systems Corp.     534,700                     35,791,481

Equant NV (Reg.) (a)              175,600                     19,667,200

Fair, Isaac & Co., Inc.           4,500                       238,500

Forsoft Ltd. (a)(c)               831,800                     10,605,450

Foundry Networks, Inc.            4,800                       1,448,100

Go2Net, Inc. (a)                  41,200                      3,584,400

HotJobs.com Ltd.                  46,800                      2,044,575

IMS Health, Inc.                  385,247                     10,473,903

Infonet Services Corp. Class B    207,300                     5,441,625

Informix Corp. (a)                523,200                     5,951,400

InfoSpace.com, Inc.               1,700                       363,800

Intuit, Inc. (a)                  1,125,400                   67,453,663

ISS Group, Inc. (a)               71,100                      5,056,988

J. D. Edwards & Co. (a)           67,700                      2,022,538

Lycos, Inc. (a)                   113,900                     9,062,169

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Micromuse, Inc. (a)               80,100                     $ 13,617,000

Microsoft Corp. (a)               2,080,420                   242,889,035

National Computer Systems,        228,600                     8,601,075
Inc.

National Instrument Corp. (a)     121,700                     4,655,025

NCR Corp. (a)                     238,450                     9,031,294

NetIQ Corp.                       87,500                      4,555,469

Novell, Inc. (a)                  1,700                       67,894

Polycom, Inc. (a)                 235,600                     15,004,775

Proxicom, Inc.                    20,800                      2,585,700

Rational Software Corp. (a)       391,000                     19,207,875

Redback Networks, Inc.            30,600                      5,431,500

SalesLogix Corp.                  36,000                      1,478,250

Software.com, Inc.                18,100                      1,737,600

Sykes Enterprises, Inc. (a)       225,600                     9,898,200

Symantec Corp. (a)                10,300                      603,838

Synopsys, Inc. (a)                36,900                      2,463,075

The Bisys Group (a)               92,400                      6,029,100

TIBCO Software, Inc.              1,700                       260,100

Unisys Corp. (a)                  3,444,258                   110,000,990

Verio, Inc. (a)                   105,300                     4,863,544

VeriSign, Inc. (a)                22,000                      4,200,625

Viant Corp.                       59,800                      5,920,200

Vignette Corp.                    62,590                      10,202,170

Visual Networks, Inc. (a)         76,800                      6,086,400

Yahoo!, Inc. (a)                  52,400                      22,672,825

                                                              1,010,822,287

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Adaptec, Inc. (a)                 49,400                      2,463,825

Alteon Websystems, Inc.           15,500                      1,360,125

Apple Computer, Inc. (a)          187,600                     19,287,625

Canon, Inc.                       95,000                      3,853,438

Comverse Technology, Inc. (a)     22,200                      3,213,450

Dell Computer Corp. (a)           297,800                     15,187,800

EMC Corp. (a)                     413,100                     45,131,175

Hewlett-Packard Co.               577,050                     65,747,634

Hitachi Ltd.                      173,000                     2,800,438

Juniper Networks, Inc.            46,600                      15,844,000

RSA Security, Inc. (a)            18,700                      1,449,250

SanDisk Corp. (a)                 60,800                      5,852,000

Seagate Technology, Inc. (a)      342,100                     15,929,031

Sun Microsystems, Inc. (a)        158,500                     12,273,844

Symbol Technologies, Inc.         581,700                     36,974,306

                                                              247,367,941

ELECTRONIC INSTRUMENTS - 2.1%

Agilent Technologies, Inc.        271,500                     20,990,344

Anadigics, Inc. (a)               21,900                      1,033,406

KLA-Tencor Corp. (a)              30,000                      3,341,250

Novellus Systems, Inc. (a)        6,800                       833,213

PE Corp. - Biosystems Group       793,550                     95,473,984



                                 SHARES                      VALUE (NOTE 1)

Sawtek, Inc. (a)                  17,100                     $ 1,138,219

Teradyne, Inc. (a)                193,100                     12,744,600

Thermo Electron Corp. (a)         1,031,000                   15,465,000

Thermo Instrument Systems,        194,500                     2,163,813
Inc. (a)

Varian, Inc. (a)                  45,800                      1,030,500

Waters Corp. (a)                  985,900                     52,252,700

                                                              206,467,029

ELECTRONICS - 4.4%

Analog Devices, Inc. (a)          238,000                     22,134,000

Atmel Corp. (a)                   327,100                     9,669,894

Broadcom Corp. Class A (a)        61,600                      16,778,300

Brocade Communications            8,600                       1,522,200
Systems, Inc.

Celestica, Inc. (sub. vtg.)       410,400                     22,921,352
(a)

Conexant Systems, Inc. (a)        52,200                      3,464,775

Dallas Semiconductor Corp.        12,800                      824,800

Intel Corp.                       399,180                     32,857,504

JDS Uniphase Corp. (a)            8,600                       1,387,288

KEMET Corp. (a)                   98,200                      4,425,138

Kyocera Corp.                     192,700                     49,966,244

Linear Technology Corp.           269,600                     19,293,250

Micron Technology, Inc. (a)       8,600                       668,650

Motorola, Inc.                    745,200                     109,730,700

National Semiconductor Corp.      214,900                     9,200,406
(a)

PMC-Sierra, Inc. (a)              17,100                      2,741,344

QLogic Corp. (a)                  39,300                      6,283,088

RF Micro Devices, Inc. (a)        12,800                      876,000

Sanmina Corp. (a)                 46,600                      4,654,175

TDK Corp.                         59,000                      8,145,695

Texas Instruments, Inc.           652,400                     63,201,250

Vitesse Semiconductor Corp.       693,300                     36,354,919
(a)

Zoran Corp. (a)                   109,600                     6,110,200

                                                              433,211,172

TOTAL TECHNOLOGY                                              2,397,034,812

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AHL Services, Inc. (a)            79,300                      1,655,388

Continental Airlines, Inc.        89,200                      3,958,250
Class B (a)

Ryanair Holdings PLC              55,200                      3,042,900
sponsored ADR (a)

Southwest Airlines Co.            1,335,687                   21,621,433

                                                              30,277,971

RAILROADS - 0.1%

Canadian National Railway Co.     202,500                     5,346,997

TRUCKING & FREIGHT - 0.5%

American Freightways Corp. (a)    174,300                     2,821,481

C. H. Robinson Worldwide,         470,400                     18,698,400
Inc.

Expeditors International of       75,300                      3,299,081
Washington, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

TRUCKING & FREIGHT - CONTINUED

Swift Transportation Co.,         1,058,500                  $ 18,656,062
Inc. (a)

United Parcel Service, Inc.       94,400                      6,513,600
Class B

                                                              49,988,624

TOTAL TRANSPORTATION                                          85,613,592

UTILITIES - 13.9%

CELLULAR - 6.4%

Aerial Communications, Inc.       133,200                     8,108,550
(a)

AirGate PCS, Inc.                 9,200                       485,300

ALLTEL Corp.                      354,100                     29,279,644

Centennial Cellular Corp. (a)     800                         66,300

China Telecom (Hong Kong)         1,790,000                   11,506,345
Ltd. (a)

Mannesmann AG (Reg.)              220,084                     53,598,531

Nextel Communications, Inc.       937,500                     96,679,688
Class A (a)

NTT Mobile Communication          433                         16,650,587
Network, Inc.

Orange PLC ADR (a)                161,200                     26,678,600

Partner Communication Co.         349,000                     9,030,375
Ltd. ADR

Sprint Corp. - PCS Group          996,800                     102,172,000
Series 1 (a)

Tele Sudeste Celular              144,900                     5,623,931
Participacoes SA ADR

TeleCorp PCS, Inc.                3,100                       117,800

Telesp Celular Participacoes      249,600                     10,576,800
SA ADR

Telesystem International          102,500                     3,762,183
Wireless, Inc. (sub. vtg.)
(a)

Triton PCS Holdings, Inc.         390,700                     17,776,850
Class A

Vodafone AirTouch PLC             3,952,500                   195,648,750
sponsored ADR

VoiceStream Wireless Corp. (a)    246,050                     35,015,991

Western Wireless Corp. Class A    21,300                      1,421,775

Wireless Facilities, Inc.         101,200                     4,414,850

                                                              628,614,850

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     150,400                     11,242,400

Edison International              29,500                      772,531

Illinova Corp.                    207,000                     7,193,250

Independent Energy Holdings       170,500                     5,679,781
PLC sponsored ADR (a)

                                                              24,887,962

GAS - 0.1%

Dynegy, Inc.                      563,300                     13,695,231

TELEPHONE SERVICES - 7.0%

Allegiance Telecom, Inc. (a)      132,000                     12,177,000

AT&T Corp.                        2,444,022                   124,034,117



                                 SHARES                      VALUE (NOTE 1)

Bell Atlantic Corp.               343,900                    $ 21,171,344

BellSouth Corp.                   876,000                     41,007,750

British Telecommunications PLC    566,446                     13,481,417

Cable & Wireless PLC              400,700                     21,212,056
sponsored ADR

DDI Corp.                         2,217                       30,369,864

Deutsche Telekom AG               54,433                      3,889,284

Energis PLC (a)                   485,135                     23,322,724

Esat Telecom Group PLC            75,700                      6,926,550
sponsored ADR (a)

Global Crossing Ltd. (a)          235,400                     11,770,000

GTE Corp.                         295,300                     20,837,106

Koninklijke KPN NV                5,600                       546,086

MCI WorldCom, Inc. (a)            1,335,091                   70,843,266

McLeodUSA, Inc. Class A (a)       674,200                     39,693,525

NEXTLINK Communications, Inc.     426,100                     35,392,931
 Class A (a)

Nippon Telegraph & Telephone      3,359                       57,517,124
Corp.

Qwest Communications              152,744                     6,567,992
International, Inc. (a)

RCN Corp. (a)                     118,600                     5,752,100

SBC Communications, Inc.          1,639,606                   79,930,793

Telefonica SA sponsored ADR       224,532                     17,695,928

Telefonos de Mexico SA de CV      42,700                      4,803,750
Series L sponsored ADR

Teligent, Inc. Class A (a)        143,800                     8,879,650

Time Warner Telecom, Inc.         47,000                      2,347,063

WinStar Communications, Inc.      271,300                     20,313,588
(a)

                                                              680,483,008

WATER - 0.1%

Vivendi SA (a)                    76,484                      6,900,331

TOTAL UTILITIES                                               1,354,581,382

TOTAL COMMON STOCKS                                           9,256,601,711
(Cost $6,774,814,883)


U.S. TREASURY OBLIGATIONS -
2.3%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at     -        $ 4,100,000                      4,048,873
date of purchase 5.21% to
5.21% 3/30/00 (d)

U.S. Treasury Bonds:

5.5% 8/15/28                      Aaa       29,500,000                      25,157,895

6.125% 11/15/27                   Aaa       63,000,000                      58,629,060

6.375% 8/15/27                    Aaa       66,000,000                      63,391,020

6.5% 11/15/26                     Aaa       20,000,000                      19,500,000

6.75% 8/15/26                     Aaa       9,900,000                       9,946,431

6.875% 8/15/25                    Aaa       36,500,000                      37,178,535

7.625% 2/15/25                    Aaa       9,500,000                       10,528,660

TOTAL U.S. TREASURY OBLIGATIONS                                              228,380,474
(Cost $244,277,498)


CASH EQUIVALENTS - 5.1%

                               SHARES                      VALUE (NOTE 1)

Central Cash Collateral Fund,   153,522,448                $ 153,522,448
4.97% (b)

Taxable Central Cash Fund,      347,412,077                 347,412,077
5.12% (b)

TOTAL CASH EQUIVALENTS                                       500,934,525
(Cost $500,934,525)

TOTAL INVESTMENT PORTFOLIO -       9,985,916,710
102.1%
(Cost $7,520,026,906)

NET OTHER ASSETS - (2.1)%          (205,572,030)

NET ASSETS - 100%                 $ 9,780,344,680


FUTURES CONTRACTS

                        EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

54 S&P 500 Stock Index  March 2000           $ 20,036,700                         $ 9,477
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
0.2%

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Transactions during the period with companies which are or were affiliates are as follows:

AFFILIATE                     PURCHASE COST    SALES COST     DIVIDEND INCOME    VALUE

Forsoft Ltd.                  $ -              $ -            $ -                $ 10,605,450

PJ America, Inc.               6,620,658        -              -                  9,016,350

THINK New     Ideas, Inc.      4,396,872        4,906,153      -                  -

TOTALS                        $ 11,017,530     $ 4,906,153    $ -                $ 19,621,800


(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $14,083,874,421 and $12,461,859,475, respectively, of which long-term U.S. government and government agency obligations aggregated $215,338,047 and $119,671,688, respectively.

The market value of futures contracts opened and closed during the period amounted to $1,172,189,323 and $1,169,080,232, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,037,142 for the period.

The fund participated in the security lending program. At period end the value of the securities loaned amounted to $149,787,496. The fund received cash collateral of $153,522,448 which was invested in cash equivalents.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    83.3%

United Kingdom              5.8

Japan                       3.9

Canada                      1.6

Germany                     1.1

Netherlands                 1.0

Others (individually less      3.3
than 1%)

                            100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $7,608,757,149. Net unrealized appreciation aggregated $2,377,159,561, of which $2,702,180,417 related to appreciated investment securities and $325,020,856 related to depreciated investment securities.

The fund hereby designates approximately $240,382,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: CONTRAFUND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            DECEMBER 31, 1999

ASSETS

Investment in securities, at                  $ 9,985,916,710
value  (cost $7,520,026,906)
-  See accompanying schedule

Cash                                           878,201

Foreign currency held at                       251,753
value  (cost $251,721)

Receivable for investments                     38,088,363
sold

Receivable for fund shares                     7,542,705
sold

Dividends receivable                           3,292,399

Interest receivable                            6,853,935

Receivable for daily                           40,263
variation on futures
contracts

Other receivables                              990,508

 TOTAL ASSETS                                  10,043,854,837

LIABILITIES

Payable for investments        $ 103,332,050
purchased

Payable for fund shares         1,809,563
redeemed

Accrued management fee          4,457,922

Distribution fees payable       59,172

Other payables and  accrued     329,002
expenses

Collateral on securities        153,522,448
loaned,  at value

 TOTAL LIABILITIES                             263,510,157

NET ASSETS                                    $ 9,780,344,680

Net Assets consist of:

Paid in capital                               $ 6,122,322,479

Undistributed net investment                   34,775,260
income

Accumulated undistributed                      1,157,349,006
net realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    2,465,897,935
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS                                    $ 9,780,344,680

INITIAL CLASS: NET ASSET                       $29.15
VALUE, offering price   and
redemption price per share
($9,005,128,880 (divided by)
   308,882,521 shares)

SERVICE CLASS : NET ASSET                      $29.10
VALUE, offering price   and
redemption price per share
($775,215,800 (divided by)
26,637,837 shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                                $ 43,410,388
Dividends

Interest                                          44,468,956

Security lending                                  368,030

 TOTAL INCOME                                     88,247,374

EXPENSES

Management fee                   $ 45,655,867

Transfer agent fees               5,273,108

Distribution fees - Service       353,057
Class

Accounting and security           957,962
lending fees

Non-interested trustees'          22,556
compensation

Custodian fees and expenses       497,401

Registration fees                 121,874

Audit                             49,769

Legal                             53,322

Miscellaneous                     419,654

 Total expenses before            53,404,570
reductions

 Expense reductions               (2,221,270)     51,183,300

NET INVESTMENT INCOME                             37,064,074

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            1,233,779,064
(including realized loss of
$1,671,175  on sales of
investments in  affiliated
issuers)

 Foreign currency transactions    (55,463)

 Futures contracts                4,830,650       1,238,554,251

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            533,962,994

 Assets and liabilities in        (22,455)
foreign currencies

 Futures contracts                (46,666)        533,893,873

NET GAIN (LOSS)                                   1,772,448,124

NET INCREASE (DECREASE) IN                       $ 1,809,512,198
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION Directed                       $ 2,205,203
brokerage arrangements

 Custodian credits                                16,067

                                                 $ 2,221,270

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET     YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment      $ 37,064,074                  $ 31,078,671
income

 Net realized gain (loss)       1,238,554,251                 176,892,378

 Change in net unrealized       533,893,873                   1,158,422,991
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,809,512,198                 1,366,394,040
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (32,779,255)                  (29,014,734)
From net investment income

 From net realized gain         (240,381,202)                 (213,465,544)

 TOTAL DISTRIBUTIONS            (273,160,457)                 (242,480,278)

Share transactions - net        1,702,847,259                 1,305,641,290
increase (decrease)

  TOTAL INCREASE (DECREASE)     3,239,199,000                 2,429,555,052
IN NET ASSETS

NET ASSETS

 Beginning of period            6,541,145,680                 4,111,590,628

 End of period (including      $ 9,780,344,680               $ 6,541,145,680
undistributed net investment
income of $34,775,260 and
$30,790,900, respectively)



OTHER INFORMATION:

                            YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998

                            SHARES                        DOLLARS           SHARES                        DOLLARS

Share transactions Initial   75,689,715                   $ 1,921,467,155    78,130,341                   $ 1,666,803,775
Class  Sold

  Reinvested                 11,119,147                    266,192,366       12,506,721                    242,005,046

  Redeemed                   (39,357,256)                  (1,004,869,657)   (35,242,800)                  (730,882,335)

  Net increase (decrease)    47,451,606                   $ 1,182,789,864    55,394,262                   $ 1,177,926,486

 Service Class  Sold         20,768,738                   $ 530,250,534      6,109,863                    $ 128,808,187

  Reinvested                 291,308                       6,968,091         24,559                        475,234

  Redeemed                   (669,866)                     (17,161,230)      (73,492)                      (1,568,617)

  Net increase (decrease)    20,390,180                   $ 520,057,395      6,060,930                    $ 127,714,804

Distributions From net                                    $ 31,943,084                                    $ 28,957,869
investment income  Initial
Class

  Service Class                                            836,171                                         56,865

  Total                                                   $ 32,779,255                                    $ 29,014,734

 From net realized gain                                   $ 234,249,282                                   $ 213,047,177
Initial Class

  Service Class                                            6,131,920                                       418,367

  Total                                                   $ 240,381,202                                   $ 213,465,544

                                                          $ 273,160,457                                   $ 242,480,278





FINANCIAL HIGHLIGHTS - INITIAL CLASS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996         1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.44      $ 19.94      $ 16.56      $ 13.79      $ 10.00
period

Income from Investment
Operations

Net investment income             .12 C        .13 C        .16 C        .14          .06

Net realized and unrealized       5.59         5.54         3.73         2.76         3.91
gain (loss)

Total from investment             5.71         5.67         3.89         2.90         3.97
operations

Less Distributions

From net investment income        (.12)        (.14)        (.14)        -            (.06)

From net realized gain            (.88)        (1.03)       (.37)        (.13)        (.12)

 Total distributions              (1.00)       (1.17)       (.51)        (.13)        (.18)

Net asset value, end of period   $ 29.15      $ 24.44      $ 19.94      $ 16.56      $ 13.79

TOTAL RETURN B, G                 24.25%       29.98%       24.14%       21.22%       39.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,005,129  $ 6,388,592  $ 4,107,868  $ 2,394,103  $ 877,000
(000 omitted)

Ratio of expenses to average      .67%         .70%         .71%         .74%         .72%
net assets

Ratio of expenses to average      .65% F       .66% F       .68% F       .71% F       .72%
net assets after expense
reductions

Ratio of net investment           .48%         .62%         .90%         1.33%        1.07%
income to average net assets

Portfolio turnover                172%         201%         142%         178%         132%


FINANCIAL HIGHLIGHTS - SERVICE CLASS

YEARS ENDED DECEMBER 31,         1999       1998       1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.42    $ 19.93    $ 19.99
period

Income from Investment
Operations

Net investment income C           .10        .11        .03

Net realized and unrealized       5.58       5.55       (.09)
gain (loss)

Total from investment             5.68       5.66       (.06)
operations

Less Distributions

From net investment income        (.12)      (.14)      -

From net realized gain            (.88)      (1.03)     -

Total distributions               (1.00)     (1.17)     -

Net asset value, end of period   $ 29.10    $ 24.42    $ 19.93

TOTAL RETURN B, G                 24.15%     29.94%     (0.30)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 775,216  $ 152,553  $ 3,722
(000 omitted)

Ratio of expenses to average      .78%       .80%       .81% A
net assets

Ratio of expenses to average      .75% F     .75% F     .78% A, F
net assets after expense
reductions

Ratio of net investment           .37%       .53%       1.14% A
income to average net assets

Portfolio turnover                172%       201%       142%

A ANNUALIZED

B THE TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.

D FOR THE PERIOD NOVEMBER 3,
1997 (COMMENCEMENT OF SALE
OF SERVICE CLASS SHARES) TO
DECEMBER 31, 1997.

E FOR THE PERIOD JANUARY 3,
1995 (COMMENCEMENT OF
OPERATIONS OF INITIAL CLASS
SHARES) TO DECEMBER 31, 1995.

F FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES.

G TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE
NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION
OF THESE CHARGES WOULD
REDUCE THE TOTAL RETURNS
SHOWN.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II(the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers two classes of shares: the fund's original class of shares (Initial Class shares) and Service Class shares. Both classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution plan. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of the fund. The Service Class 2 shares will be subject to an annual distribution and service fee of .25% of the class' average net assets. These shares are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan for the Service Class (the Plan) of shares. Under the Plan, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. This fee is based on an annual rate of .10% of Service Class average net assets. Initial Class shares are not subject to a 12b-1 fee.

For the period, Service Class paid FDC $353,057, all of which was reallowed to insurance companies, for the distribution of shares and providing shareholder support services.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of

4. FEES AND OTHER TRANSACTIONS WITH

AFFILIATES - CONTINUED

ACCOUNTING AND SECURITY LENDING FEES - CONTINUED

lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 22% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were record owners of 35% of the total outstanding shares of the fund.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included under "Legend" at the end of the fund's schedule of investments.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and
Shareholders of Contrafund Portfolio:

We have audited the accompanying statement of assets and liabilities of Contrafund Portfolio, (the Fund), one of the funds of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Contrafund Portfolio as of December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

DISTRIBUTIONS

The Board of Trustees of Contrafund Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS

Initial Class 2/4/00    2/4/00     $.10       $3.63
Service Class 2/4/00    2/4/00     $.10       $3.63
Service Class 2 2/4/00  2/4/00     $.10       $3.63

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 32.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 59% of the dividends distributed by the Initial Class and Service Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.,
 London, England
Fidelity Management & Research (Far East) Inc.,
 Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Bart A. Grenier, VICE PRESIDENT
William Danoff, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co.
Boston, MA

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA




(2_FIDELITY_LOGOS)(registered trademark)
FIDELITY(REGISTERED TRADEMARK)
VARIABLE INSURANCE PRODUCTS:
INDEX 500 PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT            3   A review of what happened in
                                  world markets during the
                                  past 12 months.

PERFORMANCE AND INVESTMENT    4   How the fund has done over
SUMMARY                           time, and an overview of the
                                  fund's investments at the
                                  end of the period.

FUND TALK                     5   The manager's review of fund
                                  performance, strategy  and
                                  outlook.

INVESTMENTS                   6   A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          14  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets, as
                                  well as financial highlights.

NOTES                         16  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  19  The auditors' opinion.

DISTRIBUTIONS                 20

PROXY VOTING RESULTS          21

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total return figures would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31,      PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND
1999

FIDELITY VIP INDEX 500          20.52%       28.16%        21.07%

S&P 500 (registered trademark)  21.04%       28.56%        21.45%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
             VIP II Index 500            S&P 500
             00157                       SP001
  1992/08/27      10000.00                    10000.00
  1992/08/31      10014.00                    10016.72
  1992/09/30      10130.00                    10134.92
  1992/10/31      10152.00                    10170.39
  1992/11/30      10498.00                    10517.20
  1992/12/31      10630.67                    10646.56
  1993/01/31      10707.47                    10735.99
  1993/02/28      10856.70                    10882.00
  1993/03/31      11095.84                    11111.61
  1993/04/30      10822.25                    10842.71
  1993/05/31      11103.95                    11133.30
  1993/06/30      11132.32                    11165.58
  1993/07/31      11081.66                    11120.92
  1993/08/31      11501.17                    11542.40
  1993/09/30      11407.95                    11453.53
  1993/10/31      11641.01                    11690.62
  1993/11/30      11527.52                    11579.55
  1993/12/31      11666.06                    11719.67
  1994/01/31      12059.53                    12118.14
  1994/02/28      11732.95                    11789.73
  1994/03/31      11223.46                    11275.70
  1994/04/30      11357.65                    11420.03
  1994/05/31      11533.77                    11607.32
  1994/06/30      11252.82                    11322.94
  1994/07/31      11623.93                    11694.33
  1994/08/31      12087.29                    12173.80
  1994/09/30      11793.76                    11875.54
  1994/10/31      12055.84                    12142.74
  1994/11/30      11617.64                    11700.50
  1994/12/31      11787.47                    11874.02
  1995/01/31      12099.87                    12181.91
  1995/02/28      12563.64                    12656.64
  1995/03/31      12931.02                    13030.14
  1995/04/30      13311.22                    13413.88
  1995/05/31      13834.52                    13950.03
  1995/06/30      14148.51                    14274.09
  1995/07/31      14620.55                    14747.42
  1995/08/31      14656.86                    14784.44
  1995/09/30      15269.88                    15408.34
  1995/10/31      15218.62                    15353.33
  1995/11/30      15880.76                    16027.34
  1995/12/31      16171.25                    16336.03
  1996/01/31      16724.46                    16892.11
  1996/02/29      16880.36                    17048.70
  1996/03/31      17054.17                    17212.88
  1996/04/30      17292.62                    17466.59
  1996/05/31      17733.85                    17917.06
  1996/06/30      17809.61                    17985.32
  1996/07/31      17020.75                    17190.73
  1996/08/31      17370.61                    17553.28
  1996/09/30      18342.21                    18541.18
  1996/10/31      18848.06                    19052.55
  1996/11/30      20260.89                    20492.73
  1996/12/31      19844.17                    20086.77
  1997/01/31      21074.26                    21341.79
  1997/02/28      21231.99                    21509.11
  1997/03/31      20349.53                    20625.30
  1997/04/30      21559.17                    21856.63
  1997/05/31      22870.18                    23187.26
  1997/06/30      23874.76                    24226.05
  1997/07/31      25773.31                    26153.72
  1997/08/31      24330.96                    24688.59
  1997/09/30      25646.59                    26040.78
  1997/10/31      24798.69                    25171.02
  1997/11/30      25920.77                    26336.19
  1997/12/31      26358.54                    26788.38
  1998/01/31      26644.25                    27084.66
  1998/02/28      28537.17                    29038.00
  1998/03/31      29981.03                    30525.04
  1998/04/30      30277.94                    30832.12
  1998/05/31      29736.79                    30302.12
  1998/06/30      30950.78                    31532.99
  1998/07/31      30613.17                    31197.16
  1998/08/31      26183.42                    26686.68
  1998/09/30      27866.72                    28396.22
  1998/10/31      30129.49                    30705.97
  1998/11/30      31944.49                    32567.06
  1998/12/31      33819.35                    34443.58
  1999/01/31      35179.40                    35884.01
  1999/02/28      34072.96                    34768.73
  1999/03/31      35443.67                    36159.83
  1999/04/30      36794.90                    37560.30
  1999/05/31      35911.12                    36673.50
  1999/06/30      37892.93                    38708.88
  1999/07/31      36712.12                    37500.39
  1999/08/31      36517.35                    37314.76
  1999/09/30      35506.97                    36291.96
  1999/10/31      37739.55                    38588.52
  1999/11/30      38494.29                    39373.02
  1999/12/31      40758.51                    41692.10
IMATRL PRASUN   SHR__CHT 19991231 20000118 145117 R00000000000092

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by December 31, 1999, the value of the investment would have grown to $40,759 - a 307.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $41,692 - a 316.92% increase.

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S  NET ASSETS

Microsoft Corp.                 4.8

General Electric Co.            4.1

Cisco Systems, Inc.             2.8

Wal-Mart Stores, Inc.           2.5

Exxon Mobil Corp.               2.2

Intel Corp.                     2.2

Lucent Technologies, Inc.       1.9

International Business          1.6
Machines Corp.

Citigroup, Inc.                 1.5

America Online, Inc.            1.3

                                24.9

TOP TEN MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS

TECHNOLOGY                      28.5

FINANCE                         13.1

UTILITIES                       11.0

HEALTH                          9.1

RETAIL & WHOLESALE              6.6

NONDURABLES                     6.1

INDUSTRIAL MACHINERY &          5.8
EQUIPMENT

ENERGY                          5.4

MEDIA & LEISURE                 4.5

BASIC INDUSTRIES                3.4

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Dean Barr)

An interview with Dean Barr, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Bankers
Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, DEAN?

A. The fund's performance was in line with the S&P's return of 21.04% for the 12-month period ending December 31, 1999. This marks the fifth consecutive year in which the S&P, and hence, the fund, has recorded an annual return of over 20%.

Q. WITH FIVE STRAIGHT YEARS OF RETURNS EXCEEDING 20%, ONE WOULD THINK THAT THE STOCK MARKET IS IN GREAT SHAPE. TRUE?

A. Yes and no. Interestingly, the top 50 stocks in the S&P 500, the so-called "Nifty 50," accounted for 115% of its total return. Meanwhile, the remaining 450 stocks had a cumulative return of -3.13%. Also, one single sector - technology - was responsible for approximately 70% of the S&P's return. This reflects incredibly narrow market breadth. Overall, more stocks fell than rose in 1999. So are the double-digit returns masking a hidden bear market? Some believe so, and that this scenario will lead to more interest rate hikes. Others believe that this is a natural fallout of the "new economy," Internet-centric business and consumer environments. It's too soon to tell how this will play out in 2000, but it will certainly be interesting to watch how the dynamics unfold.

Q. LET'S TALK MORE ABOUT TECHNOLOGY, THE FUND'S AND THE
BENCHMARK'S LARGEST SECTOR WEIGHTING . . .

A. In a year in which "dot.com" became part of our everyday lexicon, technology was paced by the Internet frenzy - from servers to search engines to semiconductors, and pretty much everything else in between. In some cases, tech stocks succeeded almost without reason. Excessive valuations, little to no revenues, questionable fundamentals . . . and yet, they still managed to produce outstanding returns. Overall, however, strong current earnings growth in most issues and potential growth year-over-year is what captured investors' attention and, in their minds, warranted the lofty valuations. The big winners for the fund and the index included Microsoft, the largest holding and single-best performer for each, and other familiar names such as Cisco, Intel, Oracle and Sun Microsystems.

Q. FINANCE REMAINED THE SECOND-LARGEST SECTOR WEIGHTING.
HOW DID THIS GROUP PERFORM IN 1999?

A. Three interest-rate hikes by the Federal Reserve Board were especially detrimental to the finance sector, which typically underperforms in a rising rate environment. Banks were particularly hard hit, and even companies that beat their earnings estimates and demonstrated strong fundamentals - such as government-sponsored mortgage companies Fannie Mae and Freddie Mac - were dragged under. Some areas of the industry did fare well, however, namely consumer finance and credit card companies. Among these, American Express was a true standout. Its credit card business benefited from the vigorous U.S. economic growth, and it implemented one of the best Internet strategies of any traditional bricks-and-mortar enterprise.

Q. HEALTH CARE, ONE OF THE HOTTEST SECTORS IN 1998, COOLED
CONSIDERABLY IN 1999. WHAT HAPPENED?

A. Large-cap pharmaceutical stocks, which drove the sector in '98, were largely responsible for its decline in 1999. Investors became concerned about weaker sales resulting from the potential loss of patent protection for many drugs, possible government regulation of pricing and a poor product pipeline outlook. Names like Pfizer and Eli Lilly fell greatly from their highs. But again, like the finance sector, there were some industries within health care that performed very well - specifically, biotechnology and genomics. These groups experienced waves of investor interest based on their considerable growth prospects.

Q. WHAT OTHER SECTORS OF THE MARKET WERE NOTEWORTHY IN 1999?

A. While utilities underperformed as a category, the wireless and telecommunications subsectors within utilities performed exceptionally well. Driven by the growth of the Internet and the demand for digital voice and data communications, wireless and telecom contributed exceptional returns. One of the most talked-about stocks in 1999, Qualcomm, resides in this sector. Its stock price increased over 1,800% during the year.

Q. WHAT'S YOUR OUTLOOK FOR THE NEXT FEW MONTHS?

A. I don't see the technology juggernaut slowing to a great degree, nor do I see the U.S. economy putting on the brakes anytime soon. Of course, that's fairly dependent upon how hard the Federal Reserve Board steps on them. But if productivity remains strong, pricing remains steady and wage pressures don't come to bear, then I foresee a favorable 2000 for the stock market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF BANKERS TRUST ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FUND FACTS

GOAL: to provide returns that correspond to those of the S&P 500 index

START DATE: August 27, 1992

SIZE: as of December 31, 1999, more than $5.5 billion

MANAGER: Bankers Trust, since 1997
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 98.6%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 1.2%

BFGoodrich Co.                    50,600                     $ 1,391,500

Boeing Co.                        416,868                     17,326,076

Honeywell International, Inc.     352,462                     20,332,652

Lockheed Martin Corp.             182,986                     4,002,819

Northrop Grumman Corp.            30,200                      1,632,688

Rockwell International Corp.      83,700                      4,007,138

Textron, Inc.                     65,500                      5,023,031

United Technologies Corp.         212,000                     13,780,000

                                                              67,495,904

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. Class B              149,900                     3,981,719

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            92,900                      4,900,475

TOTAL AEROSPACE & DEFENSE                                     76,378,098

BASIC INDUSTRIES - 3.4%

CHEMICALS & PLASTICS - 1.6%

Air Products & Chemicals,         97,400                      3,268,988
Inc.

Ashland, Inc.                     31,500                      1,037,531

Avery Dennison Corp.              49,400                      3,600,025

Dow Chemical Co.                  97,100                      12,974,988

E. I. du Pont de Nemours and      465,779                     30,683,192
Co.

Eastman Chemical Co.              36,375                      1,734,633

Engelhard Corp.                   55,300                      1,043,788

FMC Corp. (a)                     13,900                      796,644

Great Lakes Chemical Corp.        25,200                      962,325

Hercules, Inc.                    45,500                      1,268,313

Monsanto Co.                      286,200                     10,195,875

Pactiv Corp. (a)                  110,700                     1,176,188

PPG Industries, Inc.              74,900                      4,685,931

Praxair, Inc.                     68,000                      3,421,250

Rohm & Haas Co.                   92,936                      3,781,334

Sealed Air Corp. (a)              44,560                      2,308,765

Union Carbide Corp.               61,500                      4,105,125

W. R. Grace & Co. (a)             31,300                      434,288

                                                              87,479,183

IRON & STEEL - 0.1%

Allegheny Technologies, Inc.      40,192                      901,808

Bethlehem Steel Corp. (a)         52,600                      440,525

Nucor Corp.                       48,200                      2,641,963

USX - U.S. Steel Group            41,500                      1,369,500

Worthington Industries, Inc.      38,050                      630,203

                                                              5,983,999

METALS & MINING - 0.5%

Alcan Aluminium Ltd.              103,557                     4,251,943

Alcoa, Inc.                       158,300                     13,138,900

Freeport-McMoRan Copper &         65,700                      1,387,913
Gold, Inc. Class B (a)



                                 SHARES                      VALUE (NOTE 1)

Inco Ltd.                         81,036                     $ 1,882,083

Phelps Dodge Corp.                36,357                      2,440,464

Reynolds Metals Co.               28,300                      2,168,488

                                                              25,269,791

PACKAGING & CONTAINERS - 0.3%

Ball Corp.                        12,530                      493,369

Bemis Co., Inc.                   19,200                      669,600

Corning, Inc.                     112,300                     14,479,681

Crown Cork & Seal Co., Inc.       53,500                      1,197,063

Owens-Illinois, Inc. (a)          63,900                      1,601,494

Tupperware Corp.                  24,400                      413,275

                                                              18,854,482

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               24,200                      980,100

Champion International Corp.      44,900                      2,780,994

Fort James Corp.                  97,900                      2,680,013

Georgia-Pacific Corp.             75,200                      3,816,400

International Paper Co.           186,666                     10,534,962

Kimberly-Clark Corp.              237,832                     15,518,538

Louisiana-Pacific Corp.           52,700                      750,975

Mead Corp.                        44,200                      1,919,938

Potlatch Corp.                    17,300                      772,013

Temple-Inland, Inc.               24,400                      1,608,875

Westvaco Corp.                    38,950                      1,270,744

Weyerhaeuser Co.                  95,000                      6,822,188

Willamette Industries, Inc.       45,300                      2,103,619

                                                              51,559,359

TOTAL BASIC INDUSTRIES                                        189,146,814

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.2%

Armstrong World Industries,       17,800                      594,075
Inc.

Crane Co.                         27,800                      552,525

Fortune Brands, Inc.              80,500                      2,661,531

Huttig Building Products,         6,177                       30,499
Inc. (a)

Masco Corp.                       192,300                     4,879,613

Owens Corning                     24,400                      471,225

Sherwin-Williams Co.              78,700                      1,652,700

Vulcan Materials Co.              43,500                      1,737,281

Water Pik Technologies, Inc.      4,019                       38,432
(a)

                                                              12,617,881

CONSTRUCTION - 0.0%

Centex Corp.                      26,300                      649,281

Fleetwood Enterprises, Inc.       14,800                      305,250

Kaufman & Broad Home Corp.        21,700                      524,869

Pulte Corp.                       16,700                      375,750

                                                              1,855,150

ENGINEERING - 0.1%

Fluor Corp.                       33,300                      1,527,638

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - CONTINUED

Foster Wheeler Corp.              19,400                     $ 172,175

PerkinElmer, Inc.                 19,400                      808,738

                                                              2,508,551

TOTAL CONSTRUCTION & REAL                                     16,981,582
ESTATE

DURABLES - 2.1%

AUTOS, TIRES, & ACCESSORIES -
1.4%

AutoZone, Inc. (a)                60,850                      1,966,216

Cooper Tire & Rubber Co.          35,300                      549,356

Cummins Engine Co., Inc.          15,800                      763,338

Dana Corp.                        72,666                      2,175,438

Danaher Corp.                     62,100                      2,996,325

Delphi Automotive Systems         255,535                     4,024,676
Corp.

Eaton Corp.                       31,400                      2,280,425

Ford Motor Co.                    535,000                     28,589,063

General Motors Corp.              285,078                     20,721,607

Genuine Parts Co.                 76,450                      1,896,916

Goodyear Tire & Rubber Co.        68,300                      1,925,206

Johnson Controls, Inc.            34,200                      1,945,125

NACCO Industries, Inc. Class A    2,600                       144,463

Navistar International Corp.      28,870                      1,367,716
(a)

PACCAR, Inc.                      36,090                      1,599,238

Pep Boys-Manny, Moe & Jack        22,200                      202,575

TRW, Inc.                         53,300                      2,768,269

                                                              75,915,952

CONSUMER DURABLES - 0.3%

Minnesota Mining &                179,800                     17,597,925
Manufacturing Co.

Snap-On, Inc.                     27,300                      725,156

                                                              18,323,081

CONSUMER ELECTRONICS - 0.1%

Black & Decker Corp.              48,400                      2,528,900

Maytag Corp.                      38,600                      1,852,800

Whirlpool Corp.                   29,800                      1,938,863

                                                              6,320,563

HOME FURNISHINGS - 0.1%

Leggett & Platt, Inc.             86,300                      1,850,056

Newell Rubbermaid, Inc.           120,993                     3,508,797

                                                              5,358,853

TEXTILES & APPAREL - 0.2%

Liz Claiborne, Inc.               27,500                      1,034,688

NIKE, Inc. Class B                128,300                     6,358,869

Reebok International Ltd. (a)     24,800                      203,050

Russell Corp.                     15,200                      254,600

Springs Industries, Inc.          7,900                       315,506
Class A

VF Corp.                          51,900                      1,557,000

                                                              9,723,713

TOTAL DURABLES                                                115,642,162



                                 SHARES                      VALUE (NOTE 1)

ENERGY - 5.4%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                141,330                    $ 2,976,763

Halliburton Co.                   200,800                     8,082,200

McDermott International, Inc.     24,200                      219,313

Rowan Companies, Inc. (a)         36,200                      785,088

Schlumberger Ltd.                 242,800                     13,657,500

Transocean Sedco Forex, Inc.      92,306                      3,109,558

                                                              28,830,422

OIL & GAS - 4.9%

Amerada Hess Corp.                41,000                      2,326,750

Anadarko Petroleum Corp.          53,900                      1,839,338

Apache Corp.                      47,000                      1,736,063

Atlantic Richfield Co.            143,900                     12,447,350

Burlington Resources, Inc.        85,257                      2,818,810

Chevron Corp.                     290,700                     25,181,888

Conoco, Inc. Class B              277,331                     6,898,609

Exxon Mobil Corp.                 1,529,733                   123,239,115

Kerr-McGee Corp.                  39,894                      2,473,428

Occidental Petroleum Corp.        150,000                     3,243,750

Phillips Petroleum Co.            108,000                     5,076,000

Royal Dutch Petroleum Co.         949,775                     57,402,027
(NY Registry Gilder 1.25)

Sunoco, Inc.                      42,000                      987,000

Texaco, Inc.                      246,200                     13,371,738

The Coastal Corp.                 93,100                      3,299,231

Tosco Corp.                       67,200                      1,827,000

Union Pacific Resources           107,212                     1,366,953
Group, Inc.

Unocal Corp.                      104,150                     3,495,534

USX - Marathon Group              130,200                     3,214,313

                                                              272,244,897

TOTAL ENERGY                                                  301,075,319

FINANCE - 13.1%

BANKS - 4.9%

AmSouth Bancorp.                  155,500                     3,003,094

Bank of America Corp.             756,140                     37,948,776

Bank of New York Co., Inc.        323,800                     12,952,000

Bank One Corp.                    507,999                     16,287,718

BB&T Corp.                        129,300                     3,539,588

Capital One Financial Corp.       90,800                      4,375,425

Chase Manhattan Corp.             365,646                     28,406,124

Comerica, Inc.                    81,900                      3,823,706

Fifth Third Bancorp               136,725                     10,032,197

First Union Corp.                 427,145                     14,015,695

Firstar Corp.                     439,642                     9,287,437

FleetBoston Financial Corp.       411,483                     14,324,752

Huntington Bancshares, Inc.       98,104                      2,342,233

J. P. Morgan & Co., Inc.          78,400                      9,927,400

KeyCorp                           198,114                     4,383,272

Mellon Financial Corp.            228,300                     7,776,469

National City Corp.               279,242                     6,614,545

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Northern Trust Corp.              98,600                     $ 5,225,800

PNC Financial Corp.               133,200                     5,927,400

Regions Financial Corp.           91,600                      2,301,450

Republic of New York Corp.        46,800                      3,369,600

SouthTrust Corp.                  79,600                      3,009,875

State Street Corp.                67,900                      4,960,944

Summit Bancorp                    79,700                      2,440,813

SunTrust Banks, Inc.              142,800                     9,826,425

Synovus Finanical Corp.           105,000                     2,086,875

U.S. Bancorp                      333,351                     7,937,921

Union Planters Corp.              56,700                      2,236,106

Wachovia Corp.                    88,800                      6,038,400

Wells Fargo & Co.                 727,400                     29,414,238

                                                              273,816,278

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              198,279                     32,963,884

Associates First Capital          325,148                     8,921,248
Corp. Class A

Citigroup, Inc.                   1,493,429                   82,978,649

Countrywide Credit                49,400                      1,247,350
Industries, Inc.

Household International, Inc.     208,182                     7,754,780

MBNA Corp.                        359,325                     9,791,606

Old Kent Financial Corp.          54,600                      1,931,475

Providian Financial Corp.         63,300                      5,764,256

                                                              151,353,248

FEDERAL SPONSORED CREDIT - 0.8%

Fannie Mae                        457,700                     28,577,644

Freddie Mac                       310,400                     14,608,200

SLM Holding Corp.                 70,100                      2,961,725

                                                              46,147,569

INSURANCE - 3.0%

Aetna, Inc.                       67,200                      3,750,600

AFLAC, Inc.                       120,200                     5,671,938

Allstate Corp.                    356,742                     8,561,808

American General Corp.            109,452                     8,304,670

American International Group,     685,812                     74,153,423
Inc.

Aon Corp.                         108,025                     4,321,000

CIGNA Corp.                       83,000                      6,686,688

Cincinnati Financial Corp.        68,500                      2,136,344

Conseco, Inc.                     141,716                     2,533,174

Hartford Financial Services       98,500                      4,666,438
Group, Inc.

Jefferson-Pilot Corp.             46,400                      3,166,800

Lincoln National Corp.            87,300                      3,492,000

Loews Corp.                       45,700                      2,773,419

Marsh & McLennan Companies,       121,050                     11,582,972
Inc.

MBIA, Inc.                        42,400                      2,239,250

MGIC Investment Corp.             46,300                      2,786,681

Progressive Corp.                 30,800                      2,252,250

SAFECO Corp.                      57,600                      1,432,800



                                 SHARES                      VALUE (NOTE 1)

St. Paul Companies, Inc. (The)    113,192                    $ 3,813,156

The Chubb Corp.                   79,900                      4,499,369

Torchmark Corp.                   56,800                      1,650,750

UnumProvident Corp.               100,838                     3,233,118

                                                              163,708,648

SAVINGS & LOANS - 0.2%

Golden West Financial Corp.       77,400                      2,592,900

Washington Mutual, Inc.           258,562                     6,722,612

                                                              9,315,512

SECURITIES INDUSTRY - 1.5%

Charles Schwab Corp.              367,300                     14,095,138

Franklin Resources, Inc.          107,000                     3,430,688

Kansas City Southern              46,500                      3,470,063
Industries, Inc.

Lehman Brothers Holdings,         52,000                      4,403,750
Inc.

Merrill Lynch & Co., Inc.         158,400                     13,226,400

Morgan Stanley Dean Witter &      246,656                     35,210,144
Co.

PaineWebber Group, Inc.           69,300                      2,689,706

T. Rowe Price Associates,         65,300                      2,412,019
Inc.

The Bear Stearns Companies,       49,497                      2,115,997
Inc.

                                                              81,053,905

TOTAL FINANCE                                                 725,395,160

HEALTH - 9.1%

DRUGS & PHARMACEUTICALS - 6.2%

Allergan, Inc.                    62,400                      3,104,400

ALZA Corp. Class A. (a)           42,300                      1,464,638

American Home Products Corp.      583,400                     23,007,838

Amgen, Inc. (a)                   452,500                     27,178,281

Bausch & Lomb, Inc.               23,500                      1,608,281

Bristol-Myers Squibb Co.          878,600                     56,395,138

Eli Lilly & Co.                   482,992                     32,118,968

Merck & Co., Inc.                 1,035,300                   69,429,806

Pfizer, Inc.                      1,721,500                   55,841,156

Pharmacia & Upjohn, Inc.          226,260                     10,181,700

Quintiles Transnational Corp.     51,700                      966,144
(a)

Schering-Plough Corp.             655,600                     27,658,125

Sigma-Aldrich Corp.               43,400                      1,304,713

Warner-Lambert Co.                382,000                     31,300,125

Watson Pharmaceuticals, Inc.      39,400                      1,411,013
(a)

                                                              342,970,326

MEDICAL EQUIPMENT & SUPPLIES
- 2.5%

Abbott Laboratories               685,600                     24,895,850

Baxter International, Inc.        124,500                     7,820,156

Becton, Dickinson & Co.           110,900                     2,966,575

Biomet, Inc.                      60,600                      2,424,000

Boston Scientific Corp. (a)       195,000                     4,265,625

C. R. Bard, Inc.                  29,200                      1,547,600

Cardinal Health, Inc.             123,650                     5,919,744

Guidant Corp.                     137,700                     6,471,900

Johnson & Johnson                 615,900                     57,355,688

Mallinckrodt, Inc.                30,200                      960,738

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

McKesson HBOC, Inc.               119,048                    $ 2,686,021

Medtronic, Inc.                   515,300                     18,776,244

Millipore Corp.                   18,800                      726,150

Pall Corp.                        53,300                      1,149,281

St. Jude Medical, Inc. (a)        34,229                      1,050,402

                                                              139,015,974

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     248,912                     7,296,233

HEALTHSOUTH Corp. (a)             223,800                     1,202,925

Humana, Inc. (a)                  70,700                      578,856

Manor Care, Inc. (a)              46,200                      739,200

Tenet Healthcare Corp. (a)        131,100                     3,080,850

United HealthCare Corp.           78,800                      4,186,250

Wellpoint Health Networks,        28,500                      1,879,219
Inc. (a)

                                                              18,963,533

TOTAL HEALTH                                                  500,949,833

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

ELECTRICAL EQUIPMENT - 4.5%

Emerson Electric Co.              192,400                     11,038,950

General Electric Co.              1,453,300                   224,898,175

General Instrument Corp. (a)      77,400                      6,579,000

Scientific-Atlanta, Inc.          34,900                      1,941,313

Teledyne Technologies, Inc.       11,483                      108,371
(a)

Thomas & Betts Corp.              23,800                      758,625

W. W. Grainger, Inc.              40,400                      1,931,625

                                                              247,256,059

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Briggs & Stratton Corp.           10,000                      536,250

Caterpillar, Inc.                 161,900                     7,619,419

Cooper Industries, Inc.           40,146                      1,623,404

Deere & Co.                       101,500                     4,402,563

Dover Corp.                       91,200                      4,138,200

Illinois Tool Works, Inc.         125,800                     8,499,363

Ingersoll-Rand Co.                72,400                      3,986,525

ITT Industries, Inc.              41,400                      1,384,313

Milacron, Inc.                    12,800                      196,800

Parker-Hannifin Corp.             46,125                      2,366,789

The Stanley Works                 37,800                      1,138,725

Timken Co.                        23,784                      486,085

Tyco International Ltd.           747,142                     29,045,145

                                                              65,423,581

POLLUTION CONTROL - 0.1%

Allied Waste Industries, Inc.     75,300                      663,581
(a)

Waste Management, Inc.            282,709                     4,859,061

                                                              5,522,642

TOTAL INDUSTRIAL MACHINERY &                                  318,202,282
EQUIPMENT



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - 4.5%

BROADCASTING - 2.1%

CBS Corp. (a)                     337,608                    $ 21,585,812

Clear Channel Communications,     152,600                     13,619,550
Inc. (a)

Comcast Corp. Class A             334,600                     16,918,213
(special)

MediaOne Group, Inc. (a)          273,700                     21,023,581

Time Warner, Inc.                 569,840                     41,277,785

                                                              114,424,941

ENTERTAINMENT - 1.1%

Carnival Corp.                    273,900                     13,095,844

Viacom, Inc. Class B              307,000                     18,554,313
(non-vtg.) (a)

Walt Disney Co.                   916,600                     26,810,550

                                                              58,460,707

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   39,800                      885,550

Hasbro, Inc.                      85,675                      1,633,180

Mattel, Inc.                      199,176                     2,614,185

                                                              5,132,915

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      46,100                      1,218,769
(a)

Hilton Hotels Corp.               187,700                     1,806,613

Marriott International, Inc.      102,700                     3,241,469
Class A

Mirage Resorts, Inc. (a)          88,800                      1,359,750

                                                              7,626,601

PUBLISHING - 0.6%

American Greetings Corp.          37,600                      888,300
Class A

Dow Jones & Co., Inc.             32,300                      2,196,400

Gannet Co., Inc.                  124,900                     10,187,156

Harcourt General, Inc.            26,100                      1,050,525

Knight-Ridder, Inc.               40,000                      2,380,000

McGraw-Hill Companies, Inc.       86,600                      5,336,725

Meredith Corp.                    22,400                      933,800

The New York Times Co. Class A    77,800                      3,821,925

Times Mirror Co. Class A          30,900                      2,070,300

Tribune Co.                       105,200                     5,792,575

                                                              34,657,706

RESTAURANTS - 0.5%

Darden Restaurants, Inc.          58,300                      1,056,688

McDonald's Corp.                  604,900                     24,385,031

Tricon Global Restaurants,        68,510                      2,646,199
Inc. (a)

Wendy's International, Inc.       52,600                      1,084,875

                                                              29,172,793

TOTAL MEDIA & LEISURE                                         249,475,663

NONDURABLES - 6.1%

BEVERAGES - 2.1%

Adolph Coors Co. Class B          15,400                      808,500

Anheuser-Busch Companies,         208,500                     14,777,438
Inc.

Brown-Forman Corp. Class B        25,300                      1,448,425

Coca-Cola Enterprises, Inc.       181,600                     3,654,700

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

PepsiCo, Inc.                     644,800                    $ 22,729,200

Seagram Co. Ltd.                  194,100                     8,660,507

The Coca-Cola Co.                 1,094,000                   63,725,500

                                                              115,804,270

FOODS - 1.2%

Archer-Daniels-Midland Co.        262,528                     3,199,560

Bestfoods                         124,600                     6,549,288

Campbell Soup Co.                 186,700                     7,222,956

ConAgra, Inc.                     207,700                     4,686,231

General Mills, Inc.               135,100                     4,829,825

H. J. Heinz Co.                   160,050                     6,371,991

Hershey Foods Corp.               59,200                      2,812,000

Kellogg Co.                       172,200                     5,305,913

Nabisco Group Holdings Corp.      157,200                     1,670,250

Quaker Oats Co.                   64,200                      4,213,125

Ralston Purina Co.                142,500                     3,972,188

Sara Lee Corp.                    386,200                     8,520,538

Sysco Corp.                       147,800                     5,847,338

Wm. Wrigley Jr. Co.               58,400                      4,843,550

                                                              70,044,753

HOUSEHOLD PRODUCTS - 2.3%

Alberto-Culver Co. Class B        16,000                      413,000

Avon Products, Inc.               118,300                     3,903,900

Clorox Co.                        104,700                     5,274,263

Colgate-Palmolive Co.             257,500                     16,737,500

Gillette Co.                      475,100                     19,568,181

International Flavors &           43,500                      1,642,125
Fragrances, Inc.

Procter & Gamble Co.              582,100                     63,776,331

Unilever NV (NY Shares)           268,752                     14,630,187

                                                              125,945,487

TOBACCO - 0.5%

Philip Morris Companies, Inc.     1,048,000                   24,300,500

RJ Reynolds Tobacco Holdings,     1                           18
Inc.

UST, Inc.                         80,300                      2,022,556

                                                              26,323,074

TOTAL NONDURABLES                                             338,117,584

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                170,900                     3,041,871

Homestake Mining Co.              100,800                     787,500

Newmont Mining Corp.              77,265                      1,892,993

Placer Dome, Inc.                 152,000                     1,633,787

                                                              7,356,151

RETAIL & WHOLESALE - 6.6%

APPAREL STORES - 0.5%

Gap, Inc.                         382,875                     17,612,250



                                 SHARES                      VALUE (NOTE 1)

The Limited, Inc.                 105,740                    $ 4,579,864

TJX Companies, Inc.               136,100                     2,781,544

                                                              24,973,658

DRUG STORES - 0.4%

CVS Corp.                         174,900                     6,985,069

Longs Drug Stores Corp.           16,500                      425,906

Rite Aid Corp.                    129,700                     1,451,019

Walgreen Co.                      449,200                     13,139,100

                                                              22,001,094

GENERAL MERCHANDISE STORES -
3.4%

Consolidated Stores Corp. (a)     46,300                      752,375

Costco Wholesale Corp. (a)        98,539                      8,991,684

Dayton Hudson Corp.               193,900                     14,239,531

Dillards, Inc. Class A            43,900                      886,231

Dollar General Corp.              104,193                     2,370,391

Federated Department Stores,      88,800                      4,489,950
Inc. (a)

JCPenney Co., Inc.                111,500                     2,223,031

Kmart Corp. (a)                   208,700                     2,100,044

Kohls Corp. (a)                   79,500                      5,738,906

Nordstrom, Inc.                   64,700                      1,694,331

Sears, Roebuck & Co.              169,800                     5,168,288

The May Department Stores Co.     154,900                     4,995,525

Wal-Mart Stores, Inc.             1,971,100                   136,252,288

                                                              189,902,575

GROCERY STORES - 0.4%

Albertson's, Inc.                 193,681                     6,246,212

Great Atlantic & Pacific Tea,     16,200                      451,575
Inc.

Kroger Co. (a)                    364,200                     6,874,275

Safeway, Inc. (a)                 227,800                     8,101,138

SUPERVALU, Inc.                   49,600                      992,000

Winn-Dixie Stores, Inc.           60,500                      1,448,219

                                                              24,113,419

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.9%

Bed Bath & Beyond, Inc. (a)       60,300                      2,095,425

Best Buy Co., Inc. (a)            92,500                      4,642,344

Circuit City Stores, Inc. -       89,700                      4,042,106
Circuit City Group

Home Depot, Inc.                  1,019,850                   69,923,466

IKON Office Solutions, Inc.       57,400                      391,038

Lowe's Companies, Inc.            177,400                     10,599,650

Office Depot, Inc. (a)            180,400                     1,973,125

Staples, Inc. (a)                 215,150                     4,464,363

Tandy Corp.                       83,700                      4,116,994

Toys 'R' Us, Inc. (a)             114,700                     1,641,644

                                                              103,890,155

TOTAL RETAIL & WHOLESALE                                      364,880,901

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 0.6%

ADVERTISING - 0.3%

Interpublic Group of              115,800                    $ 6,680,213
Companies, Inc.

Omnicom Group, Inc.               79,500                      7,950,000

                                                              14,630,213

LEASING & RENTAL - 0.0%

Ryder System, Inc.                33,600                      821,100

PRINTING - 0.0%

Deluxe Corp.                      34,800                      954,825

R. R. Donnelley & Sons Co.        57,300                      1,421,756

                                                              2,376,581

SERVICES - 0.3%

Cendant Corp. (a)                 303,941                     8,073,433

Dun & Bradstreet Corp.            71,200                      2,100,400

Ecolab, Inc.                      49,700                      1,944,513

H&R Block, Inc.                   46,300                      2,025,625

Jostens, Inc.                     10,300                      250,419

National Service Industries,      19,600                      578,200
Inc.

Service Corp. International       115,700                     802,669

                                                              15,775,259

TOTAL SERVICES                                                33,603,153

TECHNOLOGY - 28.5%

COMMUNICATIONS EQUIPMENT - 6.2%

3Com Corp. (a)                    154,000                     7,238,000

ADC Telecommunications, Inc.      58,200                      4,223,138
(a)

Andrew Corp. (a)                  52,212                      988,765

Cabletron Systems, Inc. (a)       88,800                      2,308,800

Cisco Systems, Inc. (a)           1,448,850                   155,208,056

Lucent Technologies, Inc.         1,392,506                   104,176,855

Nortel Networks Corp.             592,640                     59,747,387

Tellabs, Inc. (a)                 174,800                     11,219,975

                                                              345,110,976

COMPUTER SERVICES & SOFTWARE
- 10.4%

Adobe Systems, Inc.               54,800                      3,685,300

America Online, Inc. (a)          990,200                     74,698,213

Autodesk, Inc.                    24,500                      826,875

Automatic Data Processing,        276,300                     14,885,663
Inc.

BMC Software, Inc. (a)            107,000                     8,553,313

Ceridian Corp. (a)                57,800                      1,246,313

Citrix Systems, Inc. (a)          40,100                      4,932,300

Computer Associates               240,012                     16,785,839
International, Inc.

Computer Sciences Corp. (a)       71,400                      6,756,225

Compuware Corp. (a)               159,300                     5,933,925

Electronic Data Systems Corp.     208,500                     13,956,469

Equifax, Inc.                     61,000                      1,437,313

First Data Corp.                  187,300                     9,236,231

IMS Health, Inc.                  144,800                     3,936,750

Microsoft Corp. (a)               2,285,600                   266,843,749

Novell, Inc. (a)                  149,900                     5,986,631



                                 SHARES                      VALUE (NOTE 1)

Oracle Corp. (a)                  630,625                    $ 70,669,414

Parametric Technology Corp.       120,300                     3,255,619
(a)

Paychex, Inc.                     109,250                     4,370,000

PeopleSoft, Inc.                  112,000                     2,387,000

Shared Medical Systems Corp.      11,200                      570,500

Unisys Corp. (a)                  136,600                     4,362,663

Yahoo!, Inc. (a)                  116,600                     50,451,363

                                                              575,767,668

COMPUTERS & OFFICE EQUIPMENT
- 6.7%

Adaptec, Inc. (a)                 46,100                      2,299,238

Apple Computer, Inc. (a)          66,900                      6,878,156

Compaq Computer Corp.             749,062                     20,271,490

Comverse Technology, Inc. (a)     32,000                      4,632,000

Dell Computer Corp. (a)           1,125,400                   57,395,400

EMC Corp. (a)                     452,475                     49,432,894

Gateway, Inc. (a)                 137,600                     9,915,800

Hewlett-Packard Co.               452,300                     51,533,931

International Business            798,400                     86,227,200
Machines Corp.

Lexmark International Group,      57,500                      5,203,750
Inc.  Class A (a)

Network Appliance, Inc. (a)       67,200                      5,581,800

Pitney Bowes, Inc.                117,500                     5,676,719

Seagate Technology, Inc. (a)      93,000                      4,330,313

Silicon Graphics, Inc. (a)        79,300                      778,131

Sun Microsystems, Inc. (a)        691,000                     53,509,313

Xerox Corp.                       304,600                     6,910,613

                                                              370,576,748

ELECTRONIC INSTRUMENTS - 0.7%

Applied Materials, Inc. (a)       165,200                     20,928,775

KLA-Tencor Corp. (a)              38,600                      4,299,075

PE Corp. - Biosystems Group       47,000                      5,654,688

Tektronix, Inc.                   19,850                      771,669

Teradyne, Inc. (a)                76,100                      5,022,600

Thermo Electron Corp. (a)         63,800                      957,000

                                                              37,633,807

ELECTRONICS - 4.3%

Advanced Micro Devices, Inc.      61,400                      1,776,763
(a)

Analog Devices, Inc. (a)          76,000                      7,068,000

Intel Corp.                       1,479,800                   121,806,038

LSI Logic Corp. (a)               59,300                      4,002,750

Micron Technology, Inc. (a)       105,600                     8,210,400

Molex, Inc.                       67,200                      3,809,400

Motorola, Inc.                    268,700                     39,566,075

National Semiconductor Corp.      75,000                      3,210,938
(a)

Solectron Corp. (a)               122,800                     11,681,350

Texas Instruments, Inc.           350,800                     33,983,750

Xilinx, Inc. (a)                  143,200                     6,511,125

                                                              241,626,589

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 139,800                    $ 9,261,750

Polaroid Corp.                    21,900                      411,994

                                                              9,673,744

TOTAL TECHNOLOGY                                              1,580,389,532

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     68,400                      4,582,800

Delta Air Lines, Inc.             58,800                      2,928,975

Southwest Airlines Co.            213,675                     3,458,864

US Airways Group, Inc. (a)        33,900                      1,086,919

                                                              12,057,558

RAILROADS - 0.3%

Burlington Northern Santa Fe      220,054                     5,336,310
Corp.

CSX Corp.                         95,238                      2,988,092

Norfolk Southern Corp.            161,600                     3,312,800

Union Pacific Corp.               109,800                     4,790,025

                                                              16,427,227

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                     139,540                     5,712,419

TOTAL TRANSPORTATION                                          34,197,204

UTILITIES - 11.0%

CELLULAR - 1.8%

ALLTEL Corp.                      136,300                     11,270,306

Nextel Communications, Inc.       163,200                     16,830,000
Class A (a)

QUALCOMM, Inc. (a)                294,000                     51,780,750

Sprint Corp. - PCS Group          190,850                     19,562,125
Series 1 (a)

                                                              99,443,181

ELECTRIC UTILITY - 1.6%

AES Corp. (a)                     93,900                      7,019,025

Ameren Corp.                      54,400                      1,781,600

American Electric Power Co.,      88,200                      2,833,425
Inc.

Carolina Power & Light Co.        58,800                      1,789,725

Central & South West Corp.        89,962                      1,799,240

Cinergy Corp.                     62,613                      1,510,539

CMS Energy Corp.                  50,000                      1,559,375

Consolidated Edison, Inc.         99,100                      3,418,950

Constellation Energy Corp.        59,800                      1,734,200

Dominion Resources, Inc.          90,700                      3,559,975

DTE Energy Co.                    66,600                      2,089,575

Duke Energy Corp.                 168,407                     8,441,401

Edison International              162,600                     4,258,088

Entergy Corp.                     122,400                     3,151,800



                                 SHARES                      VALUE (NOTE 1)

FirstEnergy Corp.                 92,100                     $ 2,089,519

Florida Progress Corp.            43,300                      1,832,131

FPL Group, Inc.                   78,900                      3,377,906

GPU, Inc.                         47,700                      1,428,019

New Century Energies, Inc.        44,100                      1,339,538

Niagara Mohawk Holdings, Inc.     99,300                      1,383,994
(a)

Northern States Power Co.         54,700                      1,066,650

PECO Energy Co.                   98,000                      3,405,500

PG&E Corp.                        168,100                     3,446,050

Pinnacle West Capital Corp.       37,800                      1,155,263

PP&L Resources, Inc.              59,040                      1,350,540

Public Service Enterprise         94,800                      3,300,225
Group, Inc.

Reliant Energy, Inc.              119,422                     2,731,778

Southern Co.                      298,100                     7,005,350

Texas Utilities Co.               125,800                     4,473,763

Unicom Corp.                      99,400                      3,329,900

                                                              87,663,044

GAS - 0.6%

Columbia Energy Group             36,000                      2,277,000

Consolidated Natural Gas Co.      41,100                      2,668,931

Eastern Enterprises Co.           12,300                      706,481

El Paso Energy Corp.              102,300                     3,970,519

Enron Corp.                       318,700                     14,142,313

NICOR, Inc.                       23,900                      776,750

ONEOK, Inc.                       12,506                      314,213

Peoples Energy Corp.              15,300                      512,550

Sempra Energy                     101,256                     1,759,323

Williams Companies, Inc.          181,500                     5,547,094

                                                              32,675,174

TELEPHONE SERVICES - 7.0%

AT&T Corp.                        1,415,305                   71,826,729

Bell Atlantic Corp.               687,778                     42,341,333

BellSouth Corp.                   830,100                     38,859,056

CenturyTel, Inc.                  61,100                      2,894,613

Global Crossing Ltd. (a)          340,925                     17,046,250

GTE Corp.                         430,400                     30,370,100

MCI WorldCom, Inc. (a)            1,254,555                   66,569,825

SBC Communications, Inc.          1,510,970                   73,659,788

Sprint Corp. - FON Group          387,300                     26,070,131

U.S. WEST, Inc.                   227,592                     16,386,624

                                                              386,024,449

TOTAL UTILITIES                                               605,805,848

TOTAL COMMON STOCKS                                           5,457,597,286
(Cost $3,569,389,138)

U.S. TREASURY OBLIGATIONS -
1.2%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT      VALUE (NOTE 1)

U.S. Treasury Bills, yield at   -      $ 67,338,000          $ 66,739,941
date of purchase 4.41% to
5.33% 1/6/00 to 3/23/00 (b)
(Cost $66,707,957)

CASH EQUIVALENTS - 3.5%

                              SHARES

Bankers Trust Institutional    195,553,860                    195,553,860
Daily  Asset Fund, 5.64% (c)
(Cost $195,553,860)

TOTAL INVESTMENT PORTFOLIO -                                  5,719,891,087
103.3%
(Cost $3,831,650,955)

NET OTHER ASSETS - (3.3)%                                     (181,156,397)

NET ASSETS - 100%                                             $ 5,538,734,690


FUTURES CONTRACTS

                         EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE      UNREALIZED GAIN/LOSS

PURCHASED

188 S&P 500 Stock Index  March 2000           $ 69,757,400                         $ 1,171,540
Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF NET ASSETS -
1.3%

LEGEND

(a) Non-income producing

(b) Security or portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,500,000.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

OTHER INFORMATION

Purchases of securities, other than short-term securities aggregated $1,335,477,273. Sales of securities, other than short-term securities, aggregated $352,686,746, of which $189,593,992 represents the value of securities delivered in redemption of fund shares. The realized gain
(loss) of $(19,766,037) on securities delivered in redemption of fund shares is not taxable to the fund.

The market value of futures contracts opened and closed during the period amounted to $1,689,438,572 and $1,744,339,056, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company or Bankers Trust Company. The commissions paid to these affiliated firms were $0 and $67,430, respectively, for the period.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $191,479,679. The fund received cash collateral of $195,553,860 which was invested in cash equivalents.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which loans were outstanding amounted to $65,685,000. The weighted average interest rate was 5.63%.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,840,199,163. Net unrealized appreciation aggregated $1,879,691,924, of which $2,147,196,458 related to appreciated investment securities and $267,504,534 related to depreciated investment securities.

The fund hereby designates approximately $20,392,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY VARIABLE INSURANCE PRODUCTS: INDEX 500 PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                  $ 5,719,891,087
value  (cost $3,831,650,955)
-  See accompanying schedule

Receivable for investments                     939,400
sold

Receivable for fund shares                     13,535,853
sold

Dividends receivable                           5,192,827

Interest receivable                            116,823

Receivable for daily                           163,101
variation on futures
contracts

 TOTAL ASSETS                                  5,739,839,091

LIABILITIES

Payable to custodian bank       $ 1,066,785

Payable for investments          1,493,996
purchased

Payable for fund shares          1,660,899
redeemed

Accrued management fee and       871,653
sub-advisory fee

Other payables and  accrued      457,208
expenses

Collateral on securities         195,553,860
loaned,  at value

 TOTAL LIABILITIES                             201,104,401

NET ASSETS                                    $ 5,538,734,690

Net Assets consist of:

Paid in capital                               $ 3,581,128,016

Undistributed net investment                   51,598,237
income

Accumulated undistributed net                  16,596,765
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                    1,889,411,672
(depreciation) on investments

NET ASSETS, for 33,084,429                    $ 5,538,734,690
shares outstanding

NET ASSET VALUE, offering                      $167.41
price  and redemption price
per share ($5,538,734,690
(divided by) 33,084,429
shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                              $ 59,738,255
Dividends

Interest                                        4,816,154

Security lending                                579,682

 TOTAL INCOME                                   65,134,091

EXPENSES

Management fee and               $ 11,596,410
sub-advisory fee

Transfer agent fees               3,177,411

Accounting and security           914,740
lending fees

Non-interested trustees'          13,398
compensation

Registration fees                 57,258

Audit                             55,052

Legal                             54,160

Interest                          10,263

Miscellaneous                     319,628

 Total expenses before            16,198,320
reductions

 Expense reductions               (2,738,317)   13,460,003

NET INVESTMENT INCOME                           51,674,088

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (8,978,244)

 Foreign currency transactions    9,474

 Futures contracts                18,123,881    9,155,111

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            837,600,367

 Assets and liabilities in        (65)
foreign currencies

 Futures contracts                (4,938,247)   832,662,055

NET GAIN (LOSS)                                 841,817,166

NET INCREASE (DECREASE) IN                     $ 893,491,254
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION                              $ 2,693,102
 Expense reductions  FMR
reimbursement

  Custodian credits                             45,215

                                               $ 2,738,317

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment        $ 51,674,088                  $ 38,335,034
income

 Net realized gain (loss)         9,155,111                     16,170,769

 Change in net unrealized         832,662,055                   661,278,302
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       893,491,254                   715,784,105
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (39,106,912)                  (26,060,180)
From net investment income

 From net realized gain           (26,536,833)                  (60,359,977)

 TOTAL DISTRIBUTIONS              (65,643,745)                  (86,420,157)

Share transactions Net            1,868,929,324                 1,653,376,843
proceeds from sales of shares

 Reinvestment of distributions    65,643,745                    86,420,157

 Cost of shares redeemed          (995,753,409)                 (695,135,202)

 NET INCREASE (DECREASE) IN       938,819,660                   1,044,661,798
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,766,667,169                 1,674,025,746
IN NET ASSETS

NET ASSETS

 Beginning of period              3,772,067,521                 2,098,041,775

 End of period (including        $ 5,538,734,690               $ 3,772,067,521
undistributed net investment
income of $51,598,237 and
$38,272,966, respectively)

OTHER INFORMATION
Shares

 Sold                             12,455,112                    13,244,133

 Issued in reinvestment of        468,884                       751,741
distributions

 Redeemed                         (6,545,615)                   (5,630,148)

 Net increase (decrease)          6,378,381                     8,365,726


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999         1998         1997         1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 141.24     $ 114.40     $ 89.05      $ 75.71    $ 56.22
period

Income from Investment
Operations

Net investment income             1.64 C       1.65 C       1.80 C       1.04       .85

Net realized and unrealized       26.88        29.70        26.67        15.55      19.72
gain (loss)

Total from investment             28.52        31.35        28.47        16.59      20.57
operations

Less Distributions

 From net investment income       (1.40)       (1.36)       (1.03)       (.91)      (.95)

From net realized gain            (.95)        (3.15)       (2.09)       (2.34)     (.11)

In excess of net realized gain    -            -            -            -          (.02)

Total distributions               (2.35)       (4.51)       (3.12)       (3.25)     (1.08)

Net asset value, end of period   $ 167.41     $ 141.24     $ 114.40     $ 89.05    $ 75.71

TOTAL RETURN A, B                 20.52%       28.31%       32.83%       22.71%     37.19%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,538,735  $ 3,772,068  $ 2,098,042  $ 823,243  $ 245,700
(000 omitted)

Ratio of expenses to average      .28% D       .28% D       .28% D       .28% D     .28% D
net assets

Ratio of net investment           1.09%        1.33%        1.74%        2.26%      2.70%
income to average net assets

Portfolio turnover rate           8%           4%           9%           14%        16%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Index 500 Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Index 500 Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of the fund. The Service Class 2 shares will be subject to an annual distribution and service fee of .25% of the class' average net assets. These shares are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. Prior to October 1, 1999, the sub-advisory fee included fees for securities lending. Under this arrangement the fund paid Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $125,216 under this arrangement.

Effective October 1, 1999 the fund entered into a separate securities lending agreement with Bankers Trust. Under the new securities lending agreement the fund receives at least 70% of net income from the securities lending program. Bankers Trust will retain no more than 30% of net income under this agreement. For the period, Bankers Trust retained $79,914. In addition, shareholders approved a "manager-of-managers" arrangement, which will allow FMR, with the approval of the Board of Trustees to hire, terminate, or replace sub-advisers, and to modify material terms and conditions of the sub-advisory agreement (including the fees payable thereunder) for the fund without shareholders approval. The implementation of this "manager-of-managers" structure, however, is pending an exemptive order from the SEC.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. On July 26, 1999, Bankers Trust was formally sentenced in United States District Court to pay the $60 million fine. Separately, Bankers Trust has agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty plea and formal sentence did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

As a result of the plea and subsequent sentence, absent an order from the Securities and Exchange Commission (SEC), Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc.
(FSC) maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR or Bankers Trust. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's schedule of investments.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of the fund's schedule of investments.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's schedule of investments.

7. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .28% of average net assets.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the fund's Statement of Operations.

8. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 26% of the outstanding shares of the fund. In addition, one unaffiliated insurance company was record owner of 10% of the total outstanding shares of the fund.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and
Shareholders of Index 500 Portfolio:

We have audited the accompanying statement of assets and liabilities of Index 500 Portfolio (the Fund), one of the funds of Variable Insurance Products Fund II (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index 500 Portfolio as of December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000

DISTRIBUTIONS

The Board of Trustees of Index 500 Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

              PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS

Initial Class 2/11/00   2/11/00     $1.67      $.73
Service Class 2 2/11/00 2/11/00     $1.67      $.73

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 11.21% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 87% of the dividends distributed by the Initial Class during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

PROXY VOTING RESULTS (UNAUDITED)

A special meeting of Index 500 Portfolio's shareholders was held on September 15, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1(A)

To approve an interim sub-advisory agreement with Bankers Trust
Company for Index 500 Portfolio.

                # OF            % OF
                SHARES VOTED     SHARES VOTED

Affirmative     28,714,620.820   90.257%

Against         888,790.795      2.794%

Abstain         2,210,738.590    6.949%

TOTAL           31,814,150.205   100.000%

PROPOSAL 1(B)

To approve a new sub-advisory agreement with Bankers Trust Company for Index 500 Portfolio.

                # OF            % OF
                SHARES VOTED     SHARES VOTED


Affirmative     28,644,098.127   90.036%

Against         917,138.304      2.883%

Abstain         2,252,913.774    7.081%

TOTAL           31,814,150.205   100.000%

PROPOSAL 2

To approve a new "manager-of-managers" arrangement for Index 500
Portfolio.


                # OF            % OF
                SHARES VOTED     SHARES VOTED

Affirmative     27,934,514.445   87.805%

Against         1,454,672.124    4.573%

Abstain         2,424,963.636    7.622%

TOTAL           31,814,150.205   100.000%

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
Bankers Trust Company
New York, NY




(2_FIDELITY_LOGOS)(registered trademark)
FIDELITY(REGISTERED TRADEMARK)
VARIABLE INSURANCE PRODUCTS:
INVESTMENT GRADE BOND PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 1999

CONTENTS

MARKET ENVIRONMENT            3   A review of what happened in
                                  world markets during the
                                  past 12 months.

PERFORMANCE AND INVESTMENT    4   How the fund has done over
SUMMARY                           time, and an overview of the
                                  fund's investments at the
                                  end of the period.

FUND TALK                     5   The manager's review of fund
                                  performance, strategy  and
                                  outlook.

INVESTMENTS                   6   A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          12  Statements of assets and
                                  liabilities, operations, and
                                   changes in net assets, as
                                  well as financial highlights.

NOTES                         14  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  16  The auditors' opinion.

DISTRIBUTIONS                 17


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR

DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE FUND'S PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

Entering the final year of the 20th century, popular U.S. equity market indexes had just posted an unprecedented four consecutive years of double-digit annual returns, while domestic bonds also enjoyed relatively strong increases. The international story entering 1999, however, was less positive. In general - with the exception of European issues - international equities and bonds were greatly disappointing. Asian and Russian economies had fallen into disarray, Japan was struggling to implement banking reforms, and emerging markets were plagued by a host of currency devaluations, loan defaults and dismal credit outlooks. So who would have thought, just one year later, that Japan, Russia and emerging markets would be three of 1999's best-performing investments? U.S. equities also continued to chug along in 1999, extending their indexes' streak of consecutive double-digit annual increases to five. The stock market was not without its problems, however. Extremely narrow market breadth, soaring valuations and rising interest rates - not to mention Y2K - left many investors unsettled about the prospects for equities entering the new millennium. Domestic fixed-income alternatives, meanwhile, fared poorly in 1999 relative to the year prior.

U.S. STOCK MARKETS

In a word, technology was the primary driver of equity market performance in 1999. While telecommunications, particularly the wireless segment of the industry, also performed well, nothing dominated like technology. This incredibly narrow market breadth was illustrated by the technology-laden NASDAQ Index. Its return of 86.12% for the one-year period ending December 31, 1999, was the all-time highest annual return for any major U.S. stock index. Broader indexes, such as the Standard & Poor's 500 SM, generated much lower returns, but were still significantly affected by tech's presence. For example, technology was responsible for approximately 70% of the S&P 500's 12-month return of 21.04%, the index's fifth consecutive annual gain above 20%. The top 50 stocks in the S&P 500 - the so-called "Nifty 50," many of which were technology shares - accounted for 115% of its total return. Meanwhile, the remaining 450 stocks fell 3.13%. The Dow Jones Industrial Average - an index of 30 blue-chip stocks - posted a 27.13% return during the period, its fifth consecutive double-digit annual return. Despite the strong numbers of these indexes, more stocks fell than rose in 1999. Growth stocks continued to hammer their value-oriented peers. But in a turnaround from previous years, mid- and small-cap growth stocks performed better than their large-cap brethren did. Conversely, mid-and small-cap value issues posted negative overall returns in 1999.

FOREIGN STOCK MARKETS

Similar to the domestic equity markets, technology and - perhaps to an even greater degree than in the U.S. - telecommunications led the charge in the vastly improved international equity markets. The recovery of the Japanese stock market in 1999 was nothing short of remarkable. A renewed emphasis on corporate restructuring and shareholder value - combined with the Japanese government's willingness to create more of a free-enterprise market system - proved wildly successful. For the period, the Morgan Stanley Capital International Japan Index returned 61.53% and Japan's TOPIX Index was up 75.89%. While Canadian equity markets didn't get nearly the attention of their U.S. neighbors, their performance was a great deal better than the broader American indexes, as the Toronto Stock Exchange (TSE) 300 returned 39.34% for the 12-month period ending December 31, 1999. Despite a strong surge in December, European markets offered mixed results over the past 12 months. In that time, the Morgan Stanley Capital International Europe Index posted a relatively tame - at least, in comparison to other developed nations' stock markets - one-year return of 16.16%.

U.S. BOND MARKETS

Fueled by robust economic growth and a tighter monetary policy, interest rates moved sharply higher, causing most domestic bonds to struggle throughout the 12-month period ending December 31, 1999. The Lehman Brothers Aggregate Bond Index, a popular measure of taxable-bond performance, fell 0.82% during the period. Treasury prices had the toughest time of it, falling in response to three quarter-point interest-rate hikes levied by the Federal Reserve Board, which erased all of 1998's rate cuts. The Lehman Brothers Long-Term Treasury Index plunged 8.74% in 1999. Nor were corporate bonds, as measured by the Lehman Brothers Corporate Bond Index, immune from the fixed-income fade during the year, falling 1.96%. Government agency securities also fell into negative territory for the year, as the Lehman Brothers U.S. Agency Index fell 0.94%. There were a few bright spots, however. The high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.51% during the 12-month period, while the Lehman Brothers Mortgage-Backed Securities Index was up 1.86%.

FOREIGN BOND MARKETS

Emerging markets stood as one of the best-performing asset classes in 1999. For the 12-month period ending December 31, 1999, the JP Morgan Emerging Markets Bond Index Plus was up 25.97%. A year ago, that same index closed 1998 with a negative 14.35% annual return. A variety of factors sparked their recovery, including rising commodity prices, particularly oil; the continuation of a strong U.S. economy; stable-to-lower interest rates; tame inflation; and greater political stability. Russia was perhaps the year's biggest comeback story. Devastated by its devaluation of the ruble and loan defaults in 1998, Russia steadily demonstrated strong technical improvements that made it the best-performing country in the index in 1999. Both Brazil and Mexico enjoyed relatively low inflation and improved economies. Turkey was the best-performing emerging-market country in December, as the government's reform plans, IMF financial support, and the announcement that it would be accepted in the European Union all boosted the country's prospects. Elsewhere, outside of positive performing Canadian and Japanese issues - beneficiaries of strong local currencies - higher rates proved insurmountable for most non-U.S. developed markets, which produced negative returns in local currency terms. A markedly weak euro, coupled with firming supply pressures, felled bond prices in Germany, France and Italy. The Salomon Brothers Non-U.S. World Government Bond Index fell 5.07% in 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDEDDECEMBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY VIP: INVESTMENT         -1.05%       7.30%         7.19%
GRADE BOND

LB Aggregate Bond                -0.82%       7.73%         7.70%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare these figures to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. This benchmark includes reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary.
That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)

$10,000 OVER 10 YEARS
             VIP II Investment Grade     LB Aggregate Bond
             00155                       LB001
  1989/12/31      10000.00                    10000.00
  1990/01/31       9977.24                     9881.00
  1990/02/28      10033.83                     9912.62
  1990/03/31      10064.30                     9919.56
  1990/04/30      10068.57                     9828.30
  1990/05/31      10226.64                    10119.22
  1990/06/30      10306.42                    10282.14
  1990/07/31      10408.73                    10424.03
  1990/08/31      10407.74                    10284.35
  1990/09/30      10448.43                    10369.71
  1990/10/31      10449.08                    10501.40
  1990/11/30      10512.02                    10727.18
  1990/12/31      10621.44                    10894.53
  1991/01/31      10642.86                    11029.62
  1991/02/28      10749.93                    11123.37
  1991/03/31      10931.95                    11200.12
  1991/04/30      11092.56                    11321.08
  1991/05/31      11178.21                    11386.74
  1991/06/30      11199.63                    11381.05
  1991/07/31      11295.99                    11539.25
  1991/08/31      11531.55                    11788.50
  1991/09/30      11745.69                    12027.80
  1991/10/31      11874.17                    12161.31
  1991/11/30      12002.66                    12273.19
  1991/12/31      12360.93                    12637.71
  1992/01/31      12238.22                    12465.84
  1992/02/29      12305.19                    12546.86
  1992/03/31      12282.80                    12476.60
  1992/04/30      12372.37                    12566.43
  1992/05/31      12562.72                    12803.94
  1992/06/30      12708.27                    12980.63
  1992/07/31      12965.80                    13245.44
  1992/08/31      13044.18                    13379.22
  1992/09/30      13200.93                    13538.43
  1992/10/31      13032.98                    13358.37
  1992/11/30      12999.39                    13361.04
  1992/12/31      13183.46                    13573.48
  1993/01/31      13459.87                    13834.09
  1993/02/28      13688.36                    14076.19
  1993/03/31      13748.50                    14135.31
  1993/04/30      13832.70                    14234.26
  1993/05/31      13856.76                    14252.76
  1993/06/30      14121.38                    14510.73
  1993/07/31      14217.61                    14593.45
  1993/08/31      14470.21                    14848.83
  1993/09/30      14542.38                    14888.92
  1993/10/31      14614.55                    14944.01
  1993/11/30      14542.38                    14816.99
  1993/12/31      14628.72                    14897.00
  1994/01/31      14794.37                    15098.11
  1994/02/28      14551.86                    14835.40
  1994/03/31      14219.69                    14468.97
  1994/04/30      14091.93                    14353.22
  1994/05/31      14053.60                    14351.78
  1994/06/30      14015.27                    14320.21
  1994/07/31      14245.24                    14605.18
  1994/08/31      14258.02                    14622.70
  1994/09/30      14104.70                    14407.75
  1994/10/31      14117.48                    14394.78
  1994/11/30      14143.03                    14363.12
  1994/12/31      14079.15                    14462.22
  1995/01/31      14283.57                    14748.57
  1995/02/28      14559.22                    15099.59
  1995/03/31      14651.87                    15191.70
  1995/04/30      14850.40                    15404.38
  1995/05/31      15446.01                    16000.53
  1995/06/30      15565.13                    16117.33
  1995/07/31      15512.18                    16081.88
  1995/08/31      15697.48                    16276.47
  1995/09/30      15843.08                    16434.35
  1995/10/31      16054.85                    16647.99
  1995/11/30      16293.09                    16897.71
  1995/12/31      16518.09                    17134.28
  1996/01/31      16623.98                    17247.37
  1996/02/29      16320.38                    16947.26
  1996/03/31      16195.06                    16828.63
  1996/04/30      16097.58                    16734.39
  1996/05/31      16069.73                    16700.92
  1996/06/30      16264.68                    16924.72
  1996/07/31      16306.46                    16970.41
  1996/08/31      16292.53                    16941.56
  1996/09/30      16557.11                    17236.35
  1996/10/31      16919.17                    17618.99
  1996/11/30      17197.67                    17920.28
  1996/12/31      17044.50                    17753.62
  1997/01/31      17086.27                    17808.66
  1997/02/28      17108.87                    17853.18
  1997/03/31      16931.27                    17655.01
  1997/04/30      17182.87                    17919.83
  1997/05/31      17316.07                    18090.07
  1997/06/30      17523.27                    18305.34
  1997/07/31      17996.88                    18799.59
  1997/08/31      17834.08                    18639.79
  1997/09/30      18100.48                    18915.66
  1997/10/31      18337.28                    19189.94
  1997/11/30      18381.68                    19278.21
  1997/12/31      18588.88                    19472.92
  1998/01/31      18825.68                    19722.17
  1998/02/28      18812.50                    19706.40
  1998/03/31      18890.56                    19773.40
  1998/04/30      18984.24                    19876.22
  1998/05/31      19155.97                    20065.04
  1998/06/30      19312.09                    20235.26
  1998/07/31      19358.92                    20278.20
  1998/08/31      19593.11                    20608.26
  1998/09/30      20077.08                    21090.73
  1998/10/31      19967.79                    20979.46
  1998/11/30      20139.53                    21098.28
  1998/12/31      20233.20                    21161.72
  1999/01/31      20404.93                    21312.88
  1999/02/28      20053.79                    20940.76
  1999/03/31      20185.51                    21056.94
  1999/04/30      20251.37                    21123.69
  1999/05/31      19987.94                    20937.80
  1999/06/30      19889.15                    20870.93
  1999/07/31      19806.83                    20783.28
  1999/08/31      19773.90                    20772.72
  1999/09/30      20037.33                    21013.77
  1999/10/31      20070.26                    21091.30
  1999/11/30      20103.19                    21089.83
  1999/12/31      20020.87                    20991.00
IMATRL PRASUN   SHR__CHT 19991231 20000201 161131 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Investment Grade Bond Portfolio on December 31, 1989. By December 31, 1999, the value of the investment would have grown to $20,021 - a 100.21% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,991 - a 109.91% increase.

INVESTMENT SUMMARY

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S NET ASSETS

FINANCE                         14.3

UTILITIES                       4.9

MEDIA & LEISURE                 3.5

CONSTRUCTION & REAL ESTATE      2.5

NONDURABLES                     1.9

AVERAGE YEARS TO MATURITY AS
OF DECEMBER 31, 1999

Years                           8.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

QUALITY DIVERSIFICATION AS OF
DECEMBER 31, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS

Aaa                             57.7

Aa                              1.5

A                               12.9

Baa                             21.9

Ba and Below                    1.9

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Kevin Grant)

An interview with Kevin Grant, Portfolio Manager of Investment Grade Bond Portfolio

Q. HOW DID THE FUND PERFORM COMPARED TO ITS BENCHMARK, KEVIN?

A. For the 12-month period that ended December 31, 1999, the fund performed in line with the Lehman Brothers Aggregate Bond Index, which returned -0.82 during the same period.

Q. HOW WOULD YOU RECAP THE PERIOD FOR BONDS?

A. It was an uphill battle for bonds, as interest rates ascended sharply during the first six months of 1999, sending Treasury prices plummeting and marking the rebound from 1998's flight to safety in response to financial crises in the Far East. As you know, it's quite a challenge to get any bond fund to post positive returns in a rising interest-rate environment. So, given the circumstances, I'd say we fared reasonably well overall. Sector allocation allowed us to reap the rewards of a strong recovery in the spread sectors, namely corporate bonds and mortgage securities, which benefited from investors seeking higher-yielding alternatives to Treasuries. All spread sectors outperformed comparable duration Treasuries during this time frame; thus, the fund benefited from its overexposure to corporates and mortgages relative to the index. In the past six months, we saw a more moderate rise in interest rates, based on fears of inflation and the threat of the Federal Reserve Board further tightening monetary policy. During the summer, widespread concern about supply pressures related to the millennium changeover created waves in the corporate bond market. Those fears proved unfounded in the fall, with rising rates having a lot to do with keeping supply contained. Similarly, mortgages lost some ground in the summer but, like corporates, they bounced back strongly in the fourth quarter - spurred by declining interest-rate volatility and favorable prepayment levels - and widening their performance lead over Treasuries.

Q. HOW DID THE FUND'S POSITIONING IN CORPORATE BONDS AFFECT
PERFORMANCE?

A. We really didn't believe the supply scare to begin with, so, when yield spreads widened relative to Treasuries, we viewed it as an opportunity to add securities that we liked. We did, however, give up some returns at this time as a result of our overweighting in corporates. Our positioning within certain areas of the sector, such as media and telecommunications, were particularly beneficial to the fund. We also got a lift from avoiding many of the commodity industrials, such as chemicals, that struggled during the period. Additionally, our energy-related positions - many of which we acquired early in the period as oil prices bottomed - appreciated nicely, adding to fund returns.

Q. WHAT ABOUT THE FUND'S MORTGAGE SECURITIES HOLDINGS?

A. Mortgage securities helped fend off the negative sentiment that pervaded the period, adding appreciably to performance. Our stake in premium mortgages - those issues priced above face value, or par - helped, as these bonds benefited from a sharp falloff in prepayment activity influenced by higher interest rates. Discount mortgages also worked out well for the fund due to positive technical factors. Refinancing activity slowed considerably, yet housing turnover remained high as homeowners continued to trade up to bigger homes - fueled in large part by the strong economy. Prepayments on discount mortgages, thus, ran faster than normal, which was a big positive since the bonds get prepaid at par. Toward the end of the period, with housing turnover heading into a seasonal slowdown, I lightened up a bit on discount issues and moved to more current-coupon bonds for the additional yield and potential for price performance.

Q. WHAT OTHER FACTORS INFLUENCED PERFORMANCE?

A. Holdings in government agencies - specifically higher-yielding callable issues - took on a more meaningful role in the fund as I began to substitute them for high-grade corporates. Agencies over the past year cheapened considerably - due in large part to supply reasons
- and added value by offering returns competitive with high-quality corporate bonds but with less risk.

Q. WHAT'S YOUR OUTLOOK?

A. I'm still positive on the spread sectors. In general, mortgages remain relatively cheap and, given that interest rates have risen and the housing market has cooled, supply pressures and concerns over prepayments have eased considerably. With respect to corporates, earnings and cash flows are still quite good, so companies should continue to do well from a bondholder's perspective. There's also growing sentiment shared among corporate treasurers these days to carry less debt on their balance sheets. Then, there's the boundless value added from the Internet. Collectively, these factors paint a fairly decent picture going forward.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET OR OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE 2.

FUND FACTS

GOAL: seeks to provide a high rate of income consistent with reasonable risk by investing in a broad range of investment-grade fixed-income securities; in addition, the fund seeks to protect capital

START DATE: December 5, 1988

SIZE: as of December 31, 1999, more than $658 million

MANAGER: Kevin Grant, since 1997; joined
Fidelity in 1993
(checkmark)

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets


NONCONVERTIBLE BONDS - 35.3%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.1%

DEFENSE ELECTRONICS - 0.1%

Raytheon Co. 6.45% 8/15/02        Baa2      $ 830,000                       $ 807,432

BASIC INDUSTRIES - 0.7%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co. 6% 12/1/05 (b)       A2         5,000,000                       4,666,550

PAPER & FOREST PRODUCTS - 0.0%

Fort James Corp. 6.625%           Baa2       350,000                         337,442
9/15/04

TOTAL BASIC INDUSTRIES                                                       5,003,992

CONSTRUCTION & REAL ESTATE -
2.5%

REAL ESTATE - 0.4%

Cabot Industrial Property LP      Baa2       1,325,000                       1,272,398
7.125% 5/1/04

Duke Realty LP 7.3% 6/30/03       Baa1       1,500,000                       1,477,725

                                                                             2,750,123

REAL ESTATE INVESTMENT TRUSTS
- 2.1%

CenterPoint Properties Trust      Baa2       510,000                         469,996
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       5,000,000                       4,768,400

6.625% 2/15/05                    Baa1       4,500,000                       4,244,400

6.75% 2/15/08                     Baa1       4,020,000                       3,697,154

ProLogis Trust 6.7% 4/15/04       Baa1       565,000                         533,925

                                                                             13,713,875

TOTAL CONSTRUCTION & REAL                                                    16,463,998
ESTATE

ENERGY - 1.7%

OIL & GAS - 1.7%

Anadarko Petroleum Corp. 7.2%     Baa1       2,490,000                       2,249,317
3/15/29

Apache Corp.:

7.625% 7/1/19                     Baa1       210,000                         202,440

7.7% 3/15/26                      Baa1       550,000                         520,762

Apache Finance Property Ltd.      Baa1       940,000                         864,988
6.5% 12/15/07

Conoco, Inc. 5.9% 4/15/04         A3         850,000                         809,540

Petro-Canada 7% 11/15/28          A3         2,115,000                       1,864,140

Ras Laffan Liquid Natural Gas     Baa3       4,000,000                       3,770,400
Co. Ltd. yankee 8.294%
3/15/14 (b)



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

YPF Sociedad Anonima:

7.75% 8/27/07                     B1        $ 190,000                       $ 182,630

8% 2/15/04                        B1         380,000                         376,246

                                                                             10,840,463

FINANCE - 14.3%

BANKS - 5.9%

ABN-Amro Bank NV, Chicago         A1         1,000,000                       989,700
6.625% 10/31/01

Banc One Corp. 7.25% 8/1/02       A1         1,000,000                       1,003,690

Bank of Montreal 6.1% 9/15/05     A1         3,000,000                       2,782,800

Barclays Bank PLC yankee          A1         2,700,000                       2,651,886
5.95% 7/15/01

Capital One Bank 6.375%           Baa2       1,130,000                       1,084,009
2/15/03

Capital One Financial Corp.       Baa3       1,290,000                       1,176,880
7.125% 8/1/08

Citicorp 7.2% 6/15/07             A1         7,600,000                       7,454,764

Fleet Boston Corp. 7.375%         A3         6,000,000                       5,872,500
12/1/09

Kansallis-Osake-Pankki  (NY       A2         260,000                         274,537
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa2       1,635,000                       1,568,701

7.375% 9/17/04                    Baa2       1,320,000                       1,293,600

yankee 6.5% 11/15/02              Baa2       240,000                         231,600

MBNA Corp.:

6.34% 6/2/03                      Baa2       350,000                         335,020

6.875% 11/15/02                   Baa2       1,750,000                       1,722,245

NB Capital Trust IV 8.25%         Aa2        1,990,000                       1,907,893
4/15/27

Providian National Bank 6.75%     Baa3       3,000,000                       2,920,380
3/15/02

Sanwa Finance Aruba AEC 8.35%     Baa1       4,700,000                       4,717,531
7/15/09

Union Planters Corp. 6.75%        Baa2       400,000                         376,228
11/1/05

Union Planters National Bank      A3         500,000                         502,210
6.81% 8/20/01

                                                                             38,866,174

CREDIT & OTHER FINANCE - 7.6%

Ahmanson Capital Trust I          A3         1,125,000                       1,069,380
8.36% 12/1/26 (b)

Associates Corp. of North
America:

6% 4/15/03                        Aa3        1,150,000                       1,113,637

6% 7/15/05                        Aa3        5,000,000                       4,712,200

AT&T Capital Corp. 7.5%           A1         2,530,000                       2,548,191
11/15/00

Bank of New York Co., Inc.        A1         1,000,000                       934,860
Capital I 7.97% 12/31/26

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

BankBoston Capital Trust II       A2        $ 580,000                       $ 520,591
7.75% 12/15/26

BanPonce Trust I 8.327% 2/1/27    A3         750,000                         685,395

Chase Capital I 7.67% 12/1/26     Aa3        1,000,000                       903,540

Chrysler Financial Corp.          A1         4,400,000                       4,308,964
5.69% 11/15/01

ERP Operating LP:

6.55% 11/15/01                    A3         1,150,000                       1,131,577

7.1% 6/23/04                      A3         1,000,000                       977,130

Finova Capital Corp. 6.27%        Baa1       400,000                         397,588
9/29/00

First Security Capital I          A3         510,000                         475,085
8.41% 12/15/26

Fleet Capital Trust II 7.92%      A2         400,000                         367,956
12/11/26

Ford Motor Credit Co. 6.5%        A1         7,000,000                       6,926,500
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        6,250,000                       5,596,813

KeyCorp Institutional Capital     A1         800,000                         724,304
A 7.826% 12/1/26

Newcourt Credit Group, Inc.       A1         1,490,000                       1,453,987
6.875% 2/16/05

PNC Institutional Capital         A2         1,000,000                       956,620
Trust 8.315% 5/15/27 (b)

Sears Credit Account Master       Aaa        333,333                         334,060
Trust II 7% 1/15/04

Spieker Properties LP:

6.75% 1/15/08                     Baa2       7,000,000                       6,392,470

6.8% 5/1/04                       Baa2       705,000                         678,083

Sprint Capital Corp.:

5.7% 11/15/03                     Baa1       1,480,000                       1,407,820

5.875% 5/1/04                     Baa1       3,080,000                       2,917,807

6.875% 11/15/28                   Baa1       1,590,000                       1,412,715

Trizec Finance Ltd. yankee        Baa3       810,000                         805,950
10.875% 10/15/05

TXU Eastern Funding 6.75%         Baa1       290,000                         266,562
5/15/09

                                                                             50,019,785

INSURANCE - 0.1%

Executive Risk Capital Trust      Baa3       750,000                         719,790
8.675% 2/1/27

SAVINGS & LOANS - 0.3%

Great Western Finance Trust       A3         1,000,000                       934,680
II 8.206% 2/1/27

Long Island Savings Bank FSB      Baa3       750,000                         740,288
6.2% 4/2/01

                                                                             1,674,968



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

SECURITIES INDUSTRY - 0.4%

Amvescap PLC yankee 6.6%          A3        $ 2,900,000                     $ 2,738,499
5/15/05

TOTAL FINANCE                                                                94,019,216

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.1%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

Tyco International Group SA
yankee:

6.875% 1/15/29                    Baa1       4,000,000                       3,399,480

6.125% 6/15/01                    Baa1       1,000,000                       983,080

                                                                             4,382,560

POLLUTION CONTROL - 0.4%

WMX Technologies, Inc. 7.1%       Ba1        3,000,000                       2,779,950
8/1/26

TOTAL INDUSTRIAL MACHINERY &                                                 7,162,510
EQUIPMENT

MEDIA & LEISURE - 3.5%

BROADCASTING - 2.0%

Clear Channel Communications,     Baa3       3,000,000                       2,706,000
Inc. 7.25% 10/15/27

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa2       1,260,000                       1,302,298

9% 9/1/08                         Baa2       910,000                         990,053

Cox Communications, Inc.          Baa2       960,000                         969,331
7.75% 8/15/06

Nielsen Media Research, Inc.      Baa2       1,190,000                       1,159,878
7.6% 6/15/09

TCI Communications, Inc.:

8.25% 1/15/03                     A2         90,000                          93,131

8.75% 8/1/15                      A2         1,230,000                       1,341,893

9.8% 2/1/12                       A2         1,255,000                       1,466,267

TCI Communications Financing      A3         1,500,000                       1,649,070
III 9.65% 3/31/27

Time Warner, Inc. 8.18%           Baa3       1,240,000                       1,274,422
8/15/07

                                                                             12,952,343

PUBLISHING - 1.5%

News America Holdings, Inc.       Baa3       640,000                         659,910
8.5% 2/15/05

News America, Inc. 6.625%         Baa3       210,000                         195,145
1/9/08

Time Warner Entertainment Co.
LP:

7.25% 9/1/08                      Baa2       760,000                         740,012

8.375% 3/15/23                    Baa2       6,920,000                       7,194,932

8.375% 7/15/33                    Baa2       1,200,000                       1,244,388

                                                                             10,034,387

TOTAL MEDIA & LEISURE                                                        22,986,730

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

NONDURABLES - 1.9%

BEVERAGES - 1.0%

Seagram JE & Sons, Inc.           Baa3      $ 7,250,000                     $ 6,909,250
6.625% 12/15/05

FOODS - 0.2%

ConAgra, Inc. 7.125% 10/1/26      Baa1       1,270,000                       1,203,668

TOBACCO - 0.7%

Philip Morris Companies, Inc.     A2         3,000,000                       2,955,300
6.95% 6/1/06

RJ Reynolds Tobacco Holdings,     Baa2       1,800,000                       1,682,046
Inc. 7.375% 5/15/03

                                                                             4,637,346

TOTAL NONDURABLES                                                            12,750,264

RETAIL & WHOLESALE - 1.7%

DRUG STORES - 0.6%

Rite Aid Corp.:

6% 12/15/00 (b)                   B1         465,000                         404,550

6.5% 12/15/05 (b)                 B1         4,215,000                       3,034,800

7.125% 1/15/07                    B1         790,000                         592,500

                                                                             4,031,850

GENERAL MERCHANDISE STORES -
0.6%

Dayton Hudson Corp. 6.4%          A3         500,000                         489,260
2/15/03

Federated Department Stores,      Baa1       3,000,000                       3,083,070
Inc. 8.5% 6/15/03

                                                                             3,572,330

GROCERY STORES - 0.1%

Kroger Co. 6% 7/1/00              Baa3       530,000                         526,534

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.4%

USA Networks, Inc./ USANi LLC     Baa3       3,000,000                       2,864,460
6.75% 11/15/05

TOTAL RETAIL & WHOLESALE                                                     10,995,174

TECHNOLOGY - 1.5%

COMPUTERS & OFFICE EQUIPMENT
- 1.5%

Comdisco, Inc.:

5.95% 4/30/02                     Baa1       3,000,000                       2,889,270

6.375% 11/30/01                   Baa1       3,200,000                       3,138,016

6.45% 11/13/00                    Baa1       3,000,000                       2,988,300

7.25% 9/1/02                      Baa1       1,000,000                       988,540

                                                                             10,004,126



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TRANSPORTATION - 1.4%

AIR TRANSPORTATION - 0.7%

Continental Airlines, Inc.
pass thru trust certificates:

7.434% 3/15/06                    Baa1      $ 550,000                       $ 537,020

7.73% 9/15/12                     Baa1       355,000                         346,125

Delta Air Lines, Inc.:

equipment trust certificate       Baa1       375,392                         374,274
8.54% 1/2/07

7.7% 12/15/05 (b)                 Baa3       2,300,000                       2,263,200

United Air Lines, Inc. 9%         Baa3       1,100,000                       1,134,034
12/15/03

                                                                             4,654,653

RAILROADS - 0.7%

Burlington Northern Santa Fe      Baa2       3,000,000                       2,922,960
Corp. 6.53% 7/15/37

Norfolk Southern Corp. 7.05%      Baa1       1,700,000                       1,685,193
5/1/37

                                                                             4,608,153

TOTAL TRANSPORTATION                                                         9,262,806

UTILITIES - 4.9%

CELLULAR - 1.2%

Cable & Wireless                  Baa1       7,825,000                       7,730,239
Communications PLC 6.375%
3/6/03

ELECTRIC UTILITY - 1.2%

Avon Energy Partners Holdings:

6.46% 3/4/08 (b)                  Baa2       1,500,000                       1,337,655

7.05% 12/11/07 (b)                Baa2       3,000,000                       2,786,640

DR Investments UK PLC yankee      A2         1,500,000                       1,489,905
7.1% 5/15/02 (b)

Israel Electric Corp. Ltd.        A3         1,900,000                       1,636,508
7.75% 12/15/27 (b)

Texas Utilities Co. 6.375%        Baa3       700,000                         634,193
1/1/08

                                                                             7,884,901

GAS - 0.5%

CMS Panhandle Holding Co.:

6.125% 3/15/04                    Baa3       1,350,000                       1,279,395

7% 7/15/29                        Baa3       1,000,000                       868,240

Southwest Gas Corp. 9.75%         Baa2       1,000,000                       1,046,130
6/15/02

                                                                             3,193,765

TELEPHONE SERVICES - 2.0%

Cable & Wireless Optus Ltd.       Baa2       3,000,000                       2,977,470
8.125% 6/15/09 (b)

MCI WorldCom, Inc. 6.4%           A3         2,500,000                       2,394,575
8/15/05

Telecomunicaciones de Puerto      Baa2       1,730,000                       1,631,390
Rico, Inc. 6.65% 5/15/06

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Teleglobe Canada, Inc.:

7.2% 7/20/09                      Baa1      $ 3,273,000                     $ 3,074,394

7.7% 7/20/29                      Baa1       3,526,000                       3,226,995

                                                                             13,304,824

TOTAL UTILITIES                                                              32,113,729

TOTAL NONCONVERTIBLE BONDS                                                    232,410,440
(Cost $244,819,481)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 18.2%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 3.4%

Fannie Mae:

6.15% 1/13/00                     Aaa        525,000                         525,000

6.5% 4/29/09                      Aaa        7,160,000                       6,700,185

Federal Agricultural Mortgage     Aaa        10,000                          10,025
Corp. 7.01% 2/10/05

Federal Home Loan Bank:

6.46% 12/15/04                    Aaa        1,745,000                       1,714,742

7.59% 3/10/05                     Aaa        10,000                          10,273

Freddie Mac:

6.25% 7/15/04                     Aaa        7,765,000                       7,591,530

6.77% 9/15/02                     Aaa        150,000                         150,281

8% 1/26/05                        Aaa        520,000                         542,911

8.115% 1/31/05                    Aaa        1,140,000                       1,195,928

Government Loan Trusts            Aaa        1,564,538                       1,629,718
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        504,595                         518,215

Class 2-E, 9.4% 5/15/02           Aaa        401,682                         412,367

Class T-3, 9.625% 5/15/02         Aaa        23,725                          24,426



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Guaranteed Export Trust           Aaa       $ 4,444                         $ 4,276
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank): Series
1993-C, 5.2% 10/15/04

Series 1993-D, 5.23% 5/15/05      Aaa        9,361                           8,950

Series 1994-A, 7.12% 4/15/06      Aaa        6,440                           6,439

Guaranteed Trade Trust            Aaa        6,472                           6,569
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank)  Series
1994-B, 7.5% 1/26/06

Israel Export Trust               Aaa        8,235                           8,249
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank)  Series
1994-1, 6.88% 1/26/03

Overseas Private Investment       Aaa        106,925                         105,845
Corp. U.S. Government
guaranteed participation
certificate  Series
1994-195, 6.08% 8/15/04
(callable)

Private Export Funding Corp.
secured:

5.65% 3/15/03                     Aaa        141,750                         139,519

6.86% 4/30/04                     Aaa        1,031,324                       1,028,723

TOTAL U.S. GOVERNMENT AGENCY                                                 22,334,171
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
14.8%

U.S. Treasury Bonds:

6.125% 8/15/29                    Aaa        9,100,000                       8,674,848

6.375% 8/15/27                    Aaa        2,000,000                       1,920,940

6.875% 8/15/25                    Aaa        735,000                         748,664

8.875% 8/15/17                    Aaa        13,940,000                      16,847,745

9.875% 11/15/15                   Aaa        3,810,000                       4,928,006

14% 11/15/11                      Aaa        1,465,000                       2,043,675

U.S. Treasury Notes:

4% 10/31/00                       Aaa        22,000,000                      21,632,160

5.875% 11/15/04                   Aaa        19,080,000                      18,707,368

6% 8/15/09                        Aaa        3,900,000                       3,778,125

6.5% 5/31/02                      Aaa        6,265,000                       6,295,323

U.S. Treasury Notes - coupon      Aaa        26,700,000                      11,951,988
STRIPS 0% 11/15/11

TOTAL U.S. TREASURY                                                          97,528,842
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    119,863,013
GOVERNMENT AGENCY OBLIGATIONS
(Cost $124,794,941)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 38.4%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - 32.8%

6% 2/1/11 to 2/1/29               Aaa       $ 19,127,299                    $ 17,842,194

6.5% 2/1/10 to 7/1/29             Aaa        124,955,574                     117,895,087

7% 12/1/24 to 9/1/29              Aaa        32,950,474                      31,916,005

7.5% 7/1/07 to 9/1/29             Aaa        40,317,899                      39,892,898

7.5% 1/1/30 (c)                   Aaa        1,620,000                       1,602,788

8% 3/1/24 to 9/1/29               Aaa        3,852,255                       3,888,033

8.5% 3/1/25 to 12/1/26            Aaa        3,270,456                       3,355,787

                                                                             216,392,792

FREDDIE MAC - 0.4%

8.5% 3/1/20 to 1/1/28             Aaa        2,368,363                       2,435,636

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 5.2%

6% 8/15/08 to 5/15/09             Aaa        2,985,206                       2,865,003

6.5% 2/15/28 to 4/15/29           Aaa        22,471,620                      21,088,043

7.5% 3/15/06 to 9/15/29           Aaa        9,305,795                       9,222,039

8% 2/15/17                        Aaa        128,937                         131,274

10% 7/15/13 to 11/15/24           Aaa        662,545                         713,726

                                                                             34,020,085

TOTAL U.S. GOVERNMENT AGENCY                                                 252,848,513
- MORTGAGE SECURITIES
(Cost $263,483,389)

ASSET-BACKED SECURITIES - 3.8%



American Express Credit           A1         1,500,000                       1,430,742
Account Master Trust 6.1%
12/15/06

Capita Equipment Receivables      Baa2       880,000                         844,914
Trust 6.48% 10/15/06

Chevy Chase Auto Receivables      Aaa        387,907                         383,968
Trust 5.91% 12/15/04

Discover Card Master Trust I      A2         4,000,000                       3,878,125
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa2       830,000                         811,533

6.4% 12/15/02                     Baa2       480,000                         473,760

6.87% 11/15/04                    A2         1,300,000                       1,289,234

JCPenney Master Credit Card       Aaa        7,000,000                       6,647,813
Trust 5.5% 6/15/07



MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Key Auto Finance Trust:

6.3% 10/15/03                     A2        $ 437,564                       $ 434,556

6.65% 10/15/03                    Baa3       126,144                         125,928

PNC Student Loan Trust I          Aaa        2,259,900                       2,262,612
6.314% 1/25/01

Premier Auto Trust 5.59%          Aaa        6,000,000                       5,808,720
2/9/04

Railcar Trust 7.75% 6/1/04        Aaa        544,850                         552,576

TOTAL ASSET-BACKED SECURITIES                                                24,944,481
(Cost $25,692,595)

COMMERCIAL MORTGAGE
SECURITIES - 1.5%



CS First Boston Mortgage
Securities Corp.:

Series 1997-C2 Class D, 7.27%     Baa2       1,080,000                       980,100
1/17/35

Series 1998-FL1:

Class D, 5.91% 12/10/00 (b)(d)    A2         2,100,000                       2,088,188

Class E, 6.26% 1/10/13 (b)(d)     Baa2       2,650,000                       2,610,250

Equitable Life Assurance
Society of the United States
Series 174:

Class B1, 7.33% 5/15/06 (b)       Aa2        500,000                         493,665

Class C-1, 7.52% 5/15/06 (b)      A2         500,000                         492,355

Fannie Mae ACES REMIC             Aaa        143,718                         142,551
sequential pay Series 1996
M5 Class A1, 7.141% 7/25/10

GS Mortgage Securities Corp.      Baa3       1,000,000                       844,688
II Series 1998-GLII Class E,
7.1905% 4/13/31 (b)(d)

Thirteen Affiliates of            Aaa        1,500,000                       1,425,630
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (b)

Wells Fargo Capital Markets       Aaa        1,122,539                       1,104,467
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE                                                    10,181,894
SECURITIES
(Cost $10,560,331)

FOREIGN GOVERNMENT AND
GOVERNMENT  AGENCY
OBLIGATIONS (E) - 1.9%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

British Columbia Province         Aa2       $ 500,000                       $ 500,265
yankee 7% 1/15/03

Korean Republic yankee:

8.75% 4/15/03                     Baa2       775,000                         797,886

8.875% 4/15/08                    Baa2       1,194,000                       1,251,228

Manitoba Province yankee          Aa3        500,000                         497,860
6.75% 3/1/03

Quebec Province:

yankee:

7.125% 2/9/24                     A2         250,000                         232,170

7.5% 7/15/23                      A2         8,550,000                       8,336,678

7% 1/30/07                        A2         1,000,000                       978,100

TOTAL FOREIGN GOVERNMENT AND                                                 12,594,187
GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,869,956)

SUPRANATIONAL OBLIGATIONS -
0.6%



Inter-American Development        Aaa        4,000,000                       3,804,680
Bank yankee 6.29% 7/16/27
(Cost $3,974,840)


CASH EQUIVALENTS - 4.2%

                             MATURITY AMOUNT

Investments in repurchase    $ 27,794,650          27,784,000
agreements (U.S. Government
obligations), in a joint
trading account at 4.6%,
dated 12/31/99 due 1/3/00
(Cost $27,784,000)

TOTAL INVESTMENT PORTFOLIO -   684,431,208
103.9%
(Cost $714,979,533)

NET OTHER ASSETS - (3.9)%        (25,579,441)

NET ASSETS - 100%               $ 658,851,767

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $35,452,921 or 5.4% of net assets.

(c) Security purchased on a delayed delivery or when-issued basis.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        72.1%      AAA, AA, A    69.7%

Baa               21.9%      BBB           20.4%

Ba                1.2%       BB            1.9%

B                 0.7%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

Purchases and sales of securities, other than short-term securities, aggregated $688,840,784 and $577,106,750, respectively, of which long-term U.S. government and government agency obligations aggregated $506,885,550 and $424,240,874, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $27,602,310. The fund received cash collateral of $28,358,703 which was invested in cash equivalents and U.S. Treasury Obligations valued at $575,063.

INCOME TAX INFORMATION

At December 31, 1999, the aggregate cost of investment securities for income tax purposes was $715,574,123. Net unrealized depreciation aggregated $31,142,915, of which $327,649 related to appreciated investment securities and $31,470,564 related to depreciated investment securities.

The fund hereby designates approximately $1,123,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1999, the fund had a capital loss carryforward of approximately $11,444,000 all of which will expire on December 31, 2007.

A total of 14.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

FIDELITY VARIABLE INSURANCE PRODUCTS: INVESTMENT GRADE BOND PORTFOLIO

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          DECEMBER 31, 1999

ASSETS

Investment in securities, at                 $ 684,431,208
value (including repurchase
agreements of $27,784,000)
(cost $714,979,533) - See
accompanying schedule

Receivable for fund shares                    1,002,740
sold

Interest receivable                           7,965,986

 TOTAL ASSETS                                 693,399,934

LIABILITIES

Payable for investments         $ 1,624,050
purchased  on a delayed
delivery basis

Payable for fund shares          4,225,556
redeemed

Accrued management fee           240,141

Other payables and accrued       99,717
expenses

Collateral on securities         28,358,703
loaned, at value

 TOTAL LIABILITIES                            34,548,167

NET ASSETS                                   $ 658,851,767

Net Assets consist of:

Paid in capital                              $ 658,425,511

Undistributed net investment                  42,809,963
income

Accumulated undistributed net                 (11,835,382)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (30,548,325)
(depreciation) on investments

NET ASSETS, for 54,166,135                   $ 658,851,767
shares outstanding

NET ASSET VALUE, offering                     $12.16
price and redemption price
per share ($658,851,767
(divided by) 54,166,135
shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME                            $ 46,971,073
Interest

Security lending                              53,093

 TOTAL INCOME                                 47,024,166

EXPENSES

Management fee                  $ 3,054,862

Transfer agent fees              489,020

Accounting and security          182,740
lending fees

Non-interested trustees'         2,093
compensation

Custodian fees and expenses      46,309

Registration fees                1,374

Audit                            31,804

Legal                            7,492

Miscellaneous                    35,286

 Total expenses before           3,850,980
reductions

 Expense reductions              (9,885)      3,841,095

NET INVESTMENT INCOME                         43,183,071

REALIZED AND UNREALIZED GAIN                  (11,737,244)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                      (38,771,648)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               (50,508,892)

NET INCREASE (DECREASE) IN                   $ (7,325,821)
NET ASSETS RESULTING FROM
OPERATIONS

OTHER INFORMATION
 Expense reductions

  Custodian credits                          $ 9,885



STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET       YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998
ASSETS

Operations Net investment        $ 43,183,071                  $ 27,981,821
income

 Net realized gain (loss)         (11,737,244)                  9,192,419

 Change in net unrealized         (38,771,648)                  2,632,039
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (7,325,821)                   39,806,279
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (28,513,399)                  (16,958,571)
From net investment income

 From net realized gain           (8,945,380)                   (2,012,034)

 TOTAL DISTRIBUTIONS              (37,458,779)                  (18,970,605)

Share transactions Net            258,967,451                   501,565,840
proceeds from sales of shares

 Reinvestment of distributions    37,458,779                    18,970,605

 Cost of shares redeemed          (267,602,641)                 (191,084,324)

 NET INCREASE (DECREASE) IN       28,823,589                    329,452,121
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,961,011)                  350,287,795
IN NET ASSETS

NET ASSETS

 Beginning of period              674,812,778                   324,524,983

 End of period (including        $ 658,851,767                 $ 674,812,778
undistributed net investment
income of $42,809,963 and
$27,875,128, respectively)

OTHER INFORMATION
Shares

 Sold                             20,833,388                    39,825,938

 Issued in reinvestment of        3,052,875                     1,576,941
distributions

 Redeemed                         (21,798,580)                  (15,158,174)

 Net increase (decrease)          2,087,683                     26,244,705


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,         1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.960   $ 12.560   $ 12.240   $ 12.480   $ 11.020
period

Income from Investment            .743 B     .725 B     .759 B     .670       .320
Operations Net investment
income

Net realized and unrealized       (.873)     .335       .291       (.290)     1.530
gain (loss)

Total from investment             (.130)     1.060      1.050      .380       1.850
operations

Less Distributions

From net investment income        (.510)     (.590)     (.730)     (.620)     (.390)

From net realized gain            (.160)     (.070)     -          -          -

Total distributions               (.670)     (.660)     (.730)     (.620)     (.390)

Net asset value, end of period   $ 12.160   $ 12.960   $ 12.560   $ 12.240   $ 12.480

TOTAL RETURN A                    (1.05)%    8.85%      9.06%      3.19%      17.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 658,852  $ 674,813  $ 324,525  $ 228,594  $ 181,546
(000 omitted)

Ratio of expenses to average      .54%       .57%       .58%       .58%       .59%
net assets

Ratio of net investment           6.07%      5.85%      6.34%      6.49%      6.53%
income to average net assets

Portfolio turnover rate           87%        239%       191%       81%        182%


A TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Investment Grade Bond Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Investment Grade Bond Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. On October 14, 1999, the Board of Trustees approved the creation of Service Class 2, a new class of shares of the fund. The Service Class 2 shares will be subject to an annual distribution and service fee of .25% of the class' average net assets. These shares are expected to be available on or about January 12, 2000.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of the fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees have adopted a Distribution and Service Plan (the Plan) on behalf of the fund. Under the Plan, FMR may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of fund shares or render shareholder support services.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .07% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. EXPENSE REDUCTIONS.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. For the period, the reductions under this arrangement are shown under the caption "Other Information" on the fund's Statement of Operations.

7. BENEFICIAL INTEREST.

At the end of the period, Fidelity Investments Life Insurance Company
(FILI) and its subsidiaries, affiliates of FMR, were the record owners of approximately 30% of the outstanding shares of the fund. In addition, two unaffiliated insurance companies were each record owners of 10% of the total outstanding shares of the fund.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Variable Insurance Products Fund II and the
Shareholders of Investment Grade Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Bond Portfolio (the Fund) one of the funds of Variable Insurance Products Fund (the Trust), including the portfolio of investments, as of December 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1998, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investment Grade Bond Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   February 11, 2000


DISTRIBUTIONS

The Board of Trustees of Investment Grade Bond Portfolio voted to pay on February 4, 2000, to shareholders of record at the opening of business on February 4, 2000, a dividend of $0.84 per share from net investment income.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20% rate capital gain dividends.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Kevin E. Grant, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

* INDEPENDENT TRUSTEES

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY